UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2008
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               MONEY MARKET FUNDS

                     SEMI-ANNUAL REPORT | DECEMBER 31, 2008

                                                              PRIME MONEY MARKET

                                                    U.S. GOVERNMENT MONEY MARKET

                                                         TAX-EXEMPT MONEY MARKET

                                    (GRAPHIC)

                                                    WILMINGTON FUNDS | (GRAPHIC)

WILMINGTON FUNDS -- MONEY MARKET FUNDS

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     The credit crisis that had nagged at the economy and the financial markets since the third quarter of 2007, exploded into a major maelstrom during the last six months of 2008. The months of July and August gave us little indication of what was in store for us in September. Longer-term interest rates moved higher during most of the second quarter but began to decline just before the end of the quarter. This trend continued during the opening months of the third quarter with the Five Year Treasury Note down about 25 basis points (0.25%) from its June 30th levels. As August turned to September, volatility exploded. Five Year Treasury Notes hit a high of 3.21% on September 8th, the first trading day after the U.S. Treasury placed the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") into conservatorship. However, barely a week later, the market was dealing with the loss of Lehman Brothers, the hurried merger between Bank of America and Merrill Lynch and the floundering prospects for insurer AIG. Five Year Treasury yields lost nearly 100 basis points (1.00%) in this brief interval but the markets had not seen anything yet. With AIG taken care of, again using a government takeover along with a loan agreement, the Treasury put forth the initial Troubled Asset Recovery Program (TARP) proposal which was met by a major sense of relief by the markets. Yields on Five Year Treasuries rose 80 (0.80%) basis points in just two trading days as the flight to quality bid was reversed. This might have been the end of the story for the quarter but the final chapter centered on the House of Representatives' failure to pass the original TARP legislation which ignited another flight to quality rally. In a display of modesty, the market only gave up 60 basis points (0.60%) in this final period leading up to the end of the quarter.

     In mid-September, institutional sell orders to some money market mutual funds reached into the trillions of dollars. The Federal Reserve came to the rescue with a $105 billion liquidity injection, helping to prevent collapse of those troubled funds. On September 19th the U.S. Treasury announced the establishment of a temporary guarantee program for money market funds and the Wilmington Money Market Funds along with a majority of the money market fund industry elected to participate in the program. This helped stabilize the distress some money market funds were experiencing and restored confidence among many investors in the safety they had typically associated with these funds. As Treasury bill rates approached zero, however, some money market funds saw relatively high rates of redemption, a clear indication that some investors were still skittish. For the Funds' semi-annual period, the Merrill Lynch 3-Month Treasury-Bill Index returned a modest 0.85%.

     U.S. Treasury, Agency and Mortgage-backed securities performed well, posting positive returns for the three months from July to September. However, the corporate bond market was an entirely different story. The yield spread on investment-grade corporate bonds against comparable U.S. Treasury securities widened by 188 basis points (1.88%) ending the quarter with an average spread of 467 basis points (4.67%) above the Treasury market according to the Barclays Capital Investment Grade Corporate Index. The worst performance was in the financial sector where spreads gapped wider by 317 basis points (3.17%). With these hurricane force headwinds, investment-grade financial bonds posted a loss for the quarter of 12.9%. Other parts of the corporate bond market also posted negative returns but none came close to the poor performance turned in by the Financials.

     Following the remarkable turn of events of September, the final quarter of the year saw the government rushing forward with bigger and more formidable tools to try to repair the crisis. All of these seem designed to build a safety net around the financial services industry for perhaps the next three years. In the fixed-income markets, treasury yields plummeted and the spreads on risky assets widened but finally reached a point where investors cared, allowing them to stabilize.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

     The early attempts by the government to ease the crisis were largely oriented towards providing liquidity, but as it became apparent that loss recognition was not winding down and funds available to replace capital were becoming increasingly sparse; the government was forced to ramp up its programs. As mentioned earlier, the most prominent of these was the TARP plan which started out as a simple $700 billion program to buy troubled assets but proved too cumbersome and difficult to operate and the program was quickly refocused to provide direct capital infusions to financial firms. This followed the lead of a number of European governments which had made similar moves to backstop their own banking system.

     TARP was only the beginning. The FDIC stepped in to provide broader deposit insurance coverage and also provided a full guarantee of debt issued by banks, enabling them to acquire funds at costs close to the government agency market. The Federal Reserve fortified the short-term Commercial Paper ("CP") market by promising to buy 90-day CP from high-quality borrowers. The process of predicting the next rate move by the Federal Reserve became moot as the central bank reached a "Zero Rate" policy by pushing its target rate to a range from zero to 25 basis points (0-0.25%) thus synching its policy with the reality of the market which had achieved a rate near zero shortly after Lehman Brothers collapsed.

     Many financial companies furthered the intervention agenda on their own by seeking to become bank holding companies. The brokerage business model died in this rush as both Goldman Sachs and Morgan Stanley sought to be regulated by the Federal Reserve. They were joined during the quarter by other finance companies, CIT and GMAC, which also sought assistance and protection by becoming part of the Federal Reserve System.

     The U.S. held elections in November and while there were no bailout programs on the ballot (that might have made for interesting results!), the electorate certainly reacted to the building economic distress by thoroughly rejecting the party in power and turning towards the Democratic Party that has historically been far more willing to intervene in market issues. Through most of the early chapters of this crisis, the issues had broken along two paths involving either Wall Street or Main Street. For the most part, Wall Street was suffering while Main Street remained relatively unscathed. This changed significantly in September as credit availability was severely constrained to both corporate and individual borrowers along with a big jump in employment losses. The electorate became fully engaged in the economic debate and made their preferences known at the polls.

     The fourth quarter of 2008 finished with high drama and brinksmanship over the auto industry. Faced with concerns over running out of cash and being forced into bankruptcy, the CEO's of the Big Three automakers went to Washington, first by corporate jet and then, in response to their misplaced display of extravagance, by company car, to plead their case for assistance. Congress and the President agreed to assist GM and Chrysler--Ford said it did not need immediate help, and the Federal Reserve agreed to allow GMAC to become a commercial bank. While the effort may not result in better-selling domestic autos, the prospects of uncontrolled systemic disaster as the automakers and their dependent businesses all collapsed was averted for the moment.

     The following is a comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return for the six-month period ended December 31, 2008:

WILMINGTON FUNDS -- MONEY MARKET FUNDS

WILMINGTON PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES .....................   0.89%
WILMINGTON PRIME MONEY MARKET FUND -- SERVICE SHARES ...........................   0.77%
WILMINGTON PRIME MONEY MARKET FUND -- W SHARES .................................   0.82%
Lipper Money Market Funds ......................................................   0.78%

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES ...........   0.76%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES .................   0.64%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES .......................   0.69%
Lipper U.S. Government Money Market Funds ......................................   0.61%

WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES ................   0.68%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- W SHARES ............................   0.60%
Lipper Tax-Exempt Money Market Funds ...........................................   0.79%

Source: Lipper

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUNDS' SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED BY, GUARANTEED BY, ENDORSED BY OR OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, ANY GOVERNMENT AGENCY OR ANY BANK. NOTWITHSTANDING THE PRECEDING STATEMENTS, THE FUNDS ARE PARTICIPATING IN THE U.S. TREASURY DEPARTMENT'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET MUTUAL FUNDS (THE "PROGRAM"). THE PROGRAM GENERALLY DOES NOT GUARANTEE ANY NEW INVESTMENTS IN THE FUNDS MADE AFTER SEPTEMBER 19, 2008, AND IS CURRENTLY SCHEDULED TO EXPIRE ON APRIL 30, 2009. FOR MORE INFORMATION ABOUT THE PROGRAM'S SCOPE AND LIMITATIONS, PLEASE SEE THE FUNDS' MOST RECENT PROSPECTUS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

THE PERFORMANCE SHOWN IN THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

January 23, 2009

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.
SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

FOR THE PERIOD JULY 1, 2008 TO DECEMBER 31, 2008

EXPENSE TABLES

                                                        BEGINNING     ENDING                 EXPENSES
                                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                          VALUE       VALUE       EXPENSE     DURING
                                                         7/01/08     12/31/08      RATIO      PERIOD*
                                                        ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
Actual Fund Return ..................................   $1,000.00   $1,008.90      0.42%       $2.13
Hypothetical 5% Return Before Expenses ..............    1,000.00    1,023.07      0.42%        2.14

PRIME MONEY MARKET FUND -- SERVICE SHARES
Actual Fund Return ..................................   $1,000.00   $1,007.70      0.67%       $3.39
Hypothetical 5% Return Before Expenses ..............    1,000.00    1,021.79      0.67%        3.42

PRIME MONEY MARKET FUND -- W SHARES
Actual Fund Return ..................................   $1,000.00   $1,008.20      0.57%       $2.89
Hypothetical 5% Return Before Expenses ..............    1,000.00    1,022.30      0.57%        2.91

U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL
   SHARES
Actual Fund Return ..................................   $1,000.00   $1,007.60      0.44%       $2.23
Hypothetical 5% Return Before Expenses ..............    1,000.00    1,022.96      0.44%        2.25

U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES
Actual Fund Return ..................................   $1,000.00   $1,006.40      0.69%       $3.49
Hypothetical 5% Return Before Expenses ..............    1,000.00    1,021.69      0.69%        3.52

U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES
Actual Fund Return ..................................   $1,000.00   $1,006.90      0.59%       $2.98
Hypothetical 5% Return Before Expenses ..............    1,000.00    1,022.20      0.59%        3.01

TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES
Actual Fund Return ..................................   $1,000.00   $1,006.80      0.51%       $2.58
Hypothetical 5% Return Before Expenses ..............    1,000.00    1,022.61      0.51%        2.60

TAX-EXEMPT MONEY MARKET FUND -- W SHARES
Actual Fund Return ..................................   $1,000.00   $1,006.00      0.66%       $3.34
Hypothetical 5% Return Before Expenses ..............    1,000.00    1,021.84      0.66%        3.37

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2008

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

PRIME MONEY MARKET FUND

U.S. Agency Obligations ......................    30.7%
Commercial Paper .............................    26.7%
Certificates of Deposit ......................    15.9%
Municipal Bonds ..............................     7.2%
Corporate Note ...............................     0.7%
Short-Term Investments .......................    18.8%
                                                 -----
                                                 100.0%
                                                 =====

U.S. GOVERNMENT MONEY MARKET FUND

U.S. Agency Obligations ......................    66.1%
Repurchase Agreements ........................    21.9%
Short-Term Investments .......................    12.0%
                                                 -----
                                                 100.0%
                                                 =====

TAX-EXEMPT MONEY MARKET FUND

Municipal Bonds
   Texas .....................................    17.2%
   Georgia ...................................     8.0%
   Tennessee .................................     8.0%
   Maryland ..................................     6.0%
   Massachusetts .............................     5.0%
   Michigan ..................................     4.7%
   Arizona ...................................     4.2%
   Illinois ..................................     3.8%
   Alaska ....................................     3.7%
   All Other .................................    36.4%
Short-Term Investments .......................     3.0%
                                                 -----
                                                 100.0%
                                                 =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS

PRIME MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)

(Showing Percentage of Net Assets)

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                                RATINGS(1)      AMOUNT         (NOTE 2)
                                                               -----------   ------------   --------------
CERTIFICATES OF DEPOSIT -- 15.9%
   FOREIGN BANKS, U.S. BRANCHES -- 7.8%
   Lloyds TSB Bank, PLC, NY,
      1.44%, 03/19/09 ......................................    P-1, A-1+    $ 90,000,000   $   90,007,642
   Rabobank Nederland, NY,
      1.25%, 01/20/09 ......................................    P-1, A-1+      50,000,000       50,000,000
   Royal Bank of Scotland, PLC, NY,
      1.42%, 03/23/09 ......................................    P-1, A-1       75,000,000       75,000,841
   Svenska Handelsbanken, NY,
      2.01%, 03/11/09 ......................................    P-1, A-1+      50,000,000       50,000,953
                                                                                            --------------
                                                                                               265,009,436
                                                                                            --------------
   U.S. BANKS, U.S. BRANCHES -- 8.1%
      Bank of America Corp., 2.85%, 01/15/09 ...............    P-1, A-1+     100,000,000      100,000,000
      Branch Bank & Trust, 3.05%, 03/04/09 .................    P-1, A-1+      75,000,000       75,000,000
      Citibank NA Group, Inc., 1.65%, 01/08/09 .............     P-1, A-1      25,500,000       25,500,000
      U.S. Bank, 2.96%, 03/09/09 ...........................    P-1, A-1+      75,000,000       75,000,000
                                                                                            --------------
                                                                                               275,500,000
                                                                                            --------------
      TOTAL CERTIFICATES OF DEPOSIT (COST $540,509,436) ....                                   540,509,436
                                                                                            --------------
COMMERCIAL PAPER -- 26.7%
   CHEMICALS -- 2.2%
      BASF SE, 2.00%, 02/10/09* ............................    P-1, A-1+      75,000,000       74,833,333
                                                                                            --------------
   COMPUTER SERVICES -- 1.5%
      Hewlett-Packard Co., 2.10%, 01/05/09* ................     P-1, A-1      50,000,000       49,988,333
                                                                                            --------------
   CONSUMER PRODUCTS -- 0.7%
      Procter & Gamble Co., 1.15%, 02/04/09* . .............    P-1, A-1+      25,000,000       24,972,847
                                                                                            --------------
   FINANCE & INSURANCE -- 7.4%
      American Honda Finance Corp.,
         2.60%, 02/06/09* ..................................     P-1, A-1      62,485,000       62,322,539
      BNP Paribas Finance, 1.35%, 01/08/09* ................    P-1, A-1+      50,000,000       49,986,924
      CME Group, 1.25%, 02/02/09* ..........................    P-1, A-1+      45,500,000       45,449,445
      Novartis Finance Corp.,
         1.25%, 01/08/09* ..................................    P-1, A-1+      20,200,000       20,195,090
      Toyota Motor Credit Corp.,
         2.10%, 03/09/09* ..................................    P-1, A-1+      75,000,000       74,706,875
                                                                                            --------------
                                                                                               252,660,873
                                                                                            --------------
   FOOD & BEVERAGE -- 1.5%
      Coca Cola Co., 1.30%, 01/13/09* ......................    P-1, A-1       50,000,000       49,978,333
                                                                                            --------------
   HIGHER EDUCATION -- 1.5%
      Duke University, 0.70%, 01/09/09* ....................    P-1, A-1+      50,000,000       49,992,222
                                                                                            --------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

PRIME MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                                RATINGS(1)      AMOUNT         (NOTE 2)
                                                               -----------   ------------   --------------
   MACHINERY & EQUIPMENT -- 2.2%
      Illinois Tool Works, 1.15%, 02/10/09* ................    P-1, A-1+    $ 60,525,000   $   60,447,663
      Illinois Tool Works, 1.20%, 02/12/09* ................    P-1, A-1+      15,000,000       14,979,000
                                                                                            --------------
                                                                                                75,426,663
                                                                                            --------------
   MANUFACTURING -- 1.5%
   Parker Hannifin Corp.,
      1.40%, 01/09/09* .....................................     P-1, A-1      50,000,000       49,984,445
                                                                                            --------------
   MEDICAL SUPPLIES & EQUIPMENT -- 1.5%
      Medtronic, Inc., 1.50%, 03/03/09* ....................    P-1, A-1+      50,000,000       49,872,917
                                                                                            --------------
   OIL & GAS -- 5.4%
      BP Capital, 1.45%, 02/03/09* .........................     P-1, A-1      50,000,000       49,933,542
      Chevron Corp., 1.10%, 02/13/09* ......................    P-1, A-1+      50,000,000       49,934,306
      Chevron Corp., 1.20%, 03/02/09* ......................    P-1, A-1+      25,000,000       24,950,000
      ConocoPhillips Co., 1.30%, 01/30/09* .................     P-1, A-1      60,000,000       59,937,166
                                                                                            --------------
                                                                                               184,755,014
                                                                                            --------------
   TELEPHONE - INTEGRATED -- 0.9%
      AT&T, Inc., 1.15%, 02/18/09* .........................     P-1, A-1      30,000,000       29,954,000
                                                                                            --------------
   TOBACCO -- 0.4%
      Philip Morris Intl. Inc., 0.70%, 03/03/09* . .........     P-1, A-1      15,000,000       14,982,208
                                                                                            --------------
      TOTAL COMMERCIAL PAPER (COST $907,401,188) ...........                                   907,401,188
                                                                                            --------------
CORPORATE NOTE -- 0.7%
      Goldman Sachs Group, Inc. (The),
         3.41%, 01/15/09*** ................................     AA3, AA-      25,000,000       25,004,296
                                                                                            --------------
      TOTAL CORPORATE NOTE (COST $25,004,296) ..............                                    25,004,296
                                                                                            --------------
MUNICIPAL BONDS -- 7.2%
   CONNECTICUT -- 2.9%
      Connecticut St. Housing Fin. Auth.,
      1.10%, 01/02/09** ....................................    AAA, A-1+     100,000,000      100,000,000
                                                                                            --------------
MASSACHUSETTS -- 0.4%
   Massachusetts St. Health & Educational
      Facs. Auth. Rev. LOC TD Bank NA,
      1.65%, 01/05/09** ....................................    VMIG-1, A2     12,000,000       12,000,000
                                                                                            --------------
   NEW YORK -- 1.5%
      N.Y. City Muni Water, 1.95%, 01/05/09 ................     P-1, A-1      50,000,000       50,000,000
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

PRIME MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                                RATINGS(1)      AMOUNT         (NOTE 2)
                                                               -----------   ------------   --------------
   WISCONSIN -- 2.4%
      Wisconsin Housing & Economic Dev.
         Auth. Home Ownership Rev.,
         0.99%, 01/05/09** .................................    AA2, A-1+    $ 80,810,000   $   80,810,000
                                                                                            --------------
      TOTAL MUNICIPAL BONDS (COST $242,810,000) ............                                   242,810,000
                                                                                            --------------
U.S. AGENCY OBLIGATIONS*** -- 30.7%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 2.9%
      Federal Home Loan Bank Discount Notes,
         1.00%, 02/02/09 ...................................                   50,000,000       49,955,556
      Federal Home Loan Bank Discount Notes,
         3.10%, 04/13/09 ...................................                   50,000,000       49,560,833
                                                                                            --------------
                                                                                                99,516,389
                                                                                            --------------
   FEDERAL HOME LOAN BANKS NOTES -- 7.3%
      Federal Home Loan Banks Notes,
         0.35%, 03/27/09** .................................                   50,000,000       50,000,000
      Federal Home Loan Banks Notes,
         0.37%, 04/03/09** .................................                   50,000,000       50,000,000
      Federal Home Loan Banks Notes,
         1.26%, 04/07/09 ...................................                   50,000,000       50,137,818
      Federal Home Loan Banks Notes,
         0.46%, 06/10/09** .................................                   50,000,000       50,000,000
      Federal Home Loan Banks Notes,
         0.46%, 06/11/09** .................................                   50,000,000       50,000,000
                                                                                            --------------
                                                                                               250,137,818
                                                                                            --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 10.9%
      Federal Home Loan Mortgage Corporation
         Discount Notes, 2.60%, 02/18/09 ...................                   50,000,000       49,826,667
      Federal Home Loan Mortgage Corporation
         Discount Notes, 2.62%, 02/19/09 ...................                   97,250,000       96,903,195
      Federal Home Loan Mortgage Corporation
         Discount Notes, 1.95%, 03/02/09 ...................                   60,000,000       59,805,000
      Federal Home Loan Mortgage Corporation
         Discount Notes, 1.10%, 03/10/09 ...................                   50,000,000       49,896,111
      Federal Home Loan Mortgage Corporation
         Discount Notes, 2.65%, 03/16/09 ...................                   50,700,000       50,423,826
      Federal Home Loan Mortgage Corporation
         Discount Notes, 1.16%, 05/11/09 ...................                   40,000,000       39,833,167
      Federal Home Loan Mortgage Corporation
         Discount Notes, 1.80%, 05/18/09 ...................                   25,000,000       24,828,750
                                                                                            --------------
                                                                                               371,516,716
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

PRIME MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               PRINCIPAL         VALUE
                                                                                AMOUNT         (NOTE 2)
                                                                             ------------   --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.8%
      Federal Home Loan Mortgage Corporation Notes,
         2.35%, 04/21/09 ...................................                 $ 60,000,000   $   60,046,037
                                                                                            --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 7.8%
      Federal National Mortgage Association
         Discount Notes, 2.10%, 01/07/09 ...................                   50,000,000       49,982,500
      Federal National Mortgage Association
         Discount Notes, 2.40%, 01/14/09 ...................                   48,500,000       48,457,966
      Federal National Mortgage Association
         Discount Notes, 1.05%, 02/02/09 ...................                   25,000,000       24,976,667
      Federal National Mortgage Association
         Discount Notes, 2.60%, 02/17/09 ...................                   80,000,000       79,728,445
      Federal National Mortgage Association
         Discount Notes, 1.20%, 05/05/09 ...................                   35,000,000       34,855,333
      Federal National Mortgage Association
         Discount Notes, 1.20%, 05/11/09 ...................                   25,000,000       24,891,667
                                                                                            --------------
                                                                                               262,892,578
                                                                                            --------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $1,044,109,538)...                                 1,044,109,538
                                                                                            --------------

                                                                                SHARES
                                                                             ------------
SHORT-TERM INVESTMENTS -- 18.8%
      BlackRock Liquidity Funds TempFund
         Portfolio - Institutional Series ..................                  314,118,440      314,118,440
      Federated Prime Government Obligations
         Fund - Institutional Series .......................                  325,000,000      325,000,000
                                                                                            --------------
      TOTAL SHORT-TERM INVESTMENTS (COST $639,118,440) .....                                   639,118,440
                                                                                            --------------
   TOTAL INVESTMENTS -- 100.0% (COST $3,398,952,898)+ ......                                 3,398,952,898
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% ...........                                     1,068,294
                                                                                            --------------
   NET ASSETS -- 100.0% ....................................                                $3,400,021,192
                                                                                            ==============

----------
(1)  The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

***  The interest rate shown is the effective yield.

+    Cost for Federal income tax purposes.

LOC - Letter of Credit

PLC - Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)

(Showing Percentage of Net Assets)

                                                                               PRINCIPAL         VALUE
                                                                                AMOUNT         (NOTE 2)
                                                                             ------------   --------------
U.S. AGENCY OBLIGATIONS(1) -- 66.1%
   FEDERAL FARM CREDIT BANKS -- 2.6%
      Federal Farm Credit Banks, 2.41%, 08/18/09* ........................   $ 75,000,000   $   75,000,000
                                                                                            --------------
                                                                                                75,000,000
                                                                                            --------------
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 11.1%
      Federal Home Loan Bank Discount Notes, 3.34%, 01/09/09 .............     50,000,000       49,963,222
      Federal Home Loan Bank Discount Notes, 1.00%, 02/02/09 .............     50,000,000       49,955,556
      Federal Home Loan Bank Discount Notes, 1.08%, 02/18/09 .............     25,000,000       24,964,000
      Federal Home Loan Bank Discount Notes, 3.15%, 04/13/09 .............     50,000,000       49,560,834
      Federal Home Loan Bank Discount Notes, 2.53%, 04/14/09 .............     25,000,000       24,821,181
      Federal Home Loan Bank Discount Notes, 2.84%, 04/15/09 .............     50,000,000       49,595,555
      Federal Home Loan Bank Discount Notes, 0.37%, 06/24/09 .............     50,000,000       49,910,583
      Federal Home Loan Bank Discount Notes, 0.50%, 06/29/09 .............     25,000,000       24,937,847
                                                                                            --------------
                                                                                               323,708,778
                                                                                            --------------
   FEDERAL HOME LOAN BANKS NOTES -- 14.4%
      Federal Home Loan Banks Notes, 2.68%, 03/27/09* ....................     85,000,000       85,000,000
      Federal Home Loan Banks Notes, 2.66%, 04/03/09* ....................     50,000,000       50,000,000
      Federal Home Loan Banks Notes, 0.86%, 04/03/09 .....................     75,000,000       75,450,800
      Federal Home Loan Banks Notes, 1.26%, 04/07/09 .....................     50,000,000       50,137,818
      Federal Home Loan Banks Notes, 2.52%, 04/21/09 .....................     25,000,000       25,000,000
      Federal Home Loan Banks Notes, 2.35%, 06/10/09* ....................     25,000,000       25,000,000
      Federal Home Loan Banks Notes, 2.33%, 06/11/09* ....................     25,000,000       25,000,000
      Federal Home Loan Banks Notes, 0.71%, 09/18/09 .....................     34,200,000       35,238,422
      Federal Home Loan Banks Notes, 2.80%, 10/28/09 .....................     50,000,000       50,162,824
                                                                                            --------------
                                                                                               420,989,864
                                                                                            --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 17.3%
      Federal Home Loan Mortgage Corporation Discount Notes,
         2.11%, 01/12/09 .................................................     50,000,000       49,967,917
      Federal Home Loan Mortgage Corporation Discount Notes,
         2.16%, 01/12/09 .................................................     50,000,000       49,967,153
      Federal Home Loan Mortgage Corporation Discount Notes,
         2.11%, 01/20/09 .................................................     50,000,000       49,944,583
      Federal Home Loan Mortgage Corporation Discount Notes,
         2.42%, 01/27/09 .................................................     14,265,000       14,240,171
      Federal Home Loan Mortgage Corporation Discount Notes,
         2.62%, 02/18/09 .................................................     50,000,000       49,826,667
      Federal Home Loan Mortgage Corporation Discount Notes,
         2.64%, 02/19/09 .................................................     50,000,000       49,821,694
      Federal Home Loan Mortgage Corporation Discount Notes,
         1.96%, 03/02/09 .................................................     40,000,000       39,870,000
      Federal Home Loan Mortgage Corporation Discount Notes,
         2.68%, 03/09/09 .................................................     50,000,000       49,753,403

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               PRINCIPAL         VALUE
                                                                                AMOUNT         (NOTE 2)
                                                                             ------------   --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- (CONTINUED)
      Federal Home Loan Mortgage Corporation Discount Notes,
         1.10%, 03/10/09 .................................................   $ 50,000,000   $   49,896,111
      Federal Home Loan Mortgage Corporation Discount Notes,
         2.68%, 03/16/09 .................................................     40,000,000       39,782,111
      Federal Home Loan Mortgage Corporation Discount Notes,
         1.16%, 05/11/09 .................................................     35,000,000       34,854,021
      Federal Home Loan Mortgage Corporation Discount Notes,
         1.82%, 05/18/09 .................................................     25,000,000       24,828,750
                                                                                            --------------
                                                                                               502,752,581
                                                                                            --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 3.9%
      Federal Home Loan Mortgage Corporation Notes, 2.42%, 03/15/09 ......     50,000,000       50,340,026
      Federal Home Loan Mortgage Corporation Notes, 2.45%, 04/09/09 ......     25,000,000       25,000,000
      Federal Home Loan Mortgage Corporation Notes, 2.35%, 04/21/09 ......     38,000,000       38,029,157
                                                                                            --------------
                                                                                               113,369,183
                                                                                            --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 16.8%
      Federal National Mortgage Association Discount Notes,
         2.11%, 01/07/09 .................................................     50,000,000       49,982,500
      Federal National Mortgage Association Discount Notes,
         2.16%, 01/14/09 .................................................     50,000,000       49,961,180
      Federal National Mortgage Association Discount Notes,
         2.41%, 01/14/09 .................................................     75,000,000       74,935,000
      Federal National Mortgage Association Discount Notes,
         1.00%, 01/26/09 .................................................     50,000,000       49,965,278
      Federal National Mortgage Association Discount Notes,
         1.05%, 02/02/09 .................................................     25,000,000       24,976,667
      Federal National Mortgage Association Discount Notes,
         2.62%, 02/17/09 .................................................     50,000,000       49,830,278
      Federal National Mortgage Association Discount Notes,
         2.62%, 02/17/09 .................................................     30,000,000       29,898,167
      Federal National Mortgage Association Discount Notes,
         1.02%, 02/23/09 .................................................     50,000,000       49,924,916
      Federal National Mortgage Association Discount Notes,
         1.00%, 03/16/09 .................................................     50,000,000       49,897,222
      Federal National Mortgage Association Discount Notes,
         1.21%, 05/05/09 .................................................     35,000,000       34,855,333
      Federal National Mortgage Association Discount Notes,
         1.21%, 05/11/09 .................................................     25,000,000       24,891,667
                                                                                            --------------
                                                                                               489,118,208
                                                                                            --------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $1,924,938,614) ................                   1,924,938,614
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               PRINCIPAL         VALUE
                                                                                AMOUNT         (NOTE 2)
                                                                             ------------   --------------
REPURCHASE AGREEMENTS -- 21.9%
      With Bank of America Corp.: at 0.08%, dated 12/31/08,
         to be repurchased on 01/02/09, repurchase price
         $463,196,059 (collateralized by Federal National
         Mortgage Association Notes, par value $673,348,185,
         5.00%, 07/01/35; a total market value
         of $477,089,820) ................................................   $463,194,000    $ 463,194,000
      With UBS Paine Webber: at 0.03%, dated 12/31/08, to be
         repurchased on 01/02/09, repurchase price $175,000,292
         (collateralized by various Government National
         Mortgage Association Notes, ranging in par value
         $357-$1,554,141, adjustable coupon rates,
         10/15/10-09/20/37 and Federal National Mortgage
         Association Discount Notes, ranging in par value
         $14,490,000-$50,000,000, zero coupon,
         03/02/09-07/20/09, and Federal National Mortgage
         Association Notes, ranging in par value $483-$15,000,
         adjustable coupon rates, 11/01/11-05/01/37, with a
         total market value of $178,504,271) .............................    175,000,000      175,000,000
                                                                                            --------------
      TOTAL REPURCHASE AGREEMENTS (COST $638,194,000) ....................                     638,194,000
                                                                                            --------------

                                                                                SHARES
                                                                             ------------
SHORT-TERM INVESTMENTS -- 12.0%
      BlackRock Liquidity Funds FedFund Portfolio -
         Institutional Series ............................................    100,000,000      100,000,000
      Federated Prime Government Obligations Fund -
         Institutional Series ............................................    250,000,000      250,000,000
                                                                                            --------------
      TOTAL SHORT-TERM INVESTMENTS (COST $350,000,000) ...................                     350,000,000
                                                                                            --------------
   TOTAL INVESTMENTS -- 100.0% (COST $2,913,132,614)+ ....................                   2,913,132,614
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% .........................                         379,264
                                                                                            --------------
   NET ASSETS -- 100.0% ..................................................                  $2,913,511,878
                                                                                            ==============

----------
1    The interest rate shown is the effective yield.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
MUNICIPAL BONDS -- 97.0%
   ALABAMA -- 1.1%
      Mobile, AL Ind. Dev. Board PCRB
         VRDB Ref. Rev. Bonds
         (Alabama Power Co. Proj.),
         Ser. 1994, 1.15%, 01/02/09* ......................     P-1, A-1     $  7,000,000   $    7,000,000
      Montgomery City, AL Ind. Dev.
         Board PCRB VRDB & Solid
         Waste Disposal Ref. Rev. Bonds
         (General Electric Co. Proj.)
         Ser. 2005, 0.95%, 01/02/09* ......................   VMIG-1, A-1+      2,200,000        2,200,000
                                                                                            --------------
                                                                                                 9,200,000
                                                                                            --------------
   ALASKA -- 3.7%
      Valdez, AK Marine Terminal
         VRDB Ref. Rev. Bonds
         (BP Pipelines, Inc. Proj.)
         Ser. 2003A, 1.10%, 01/02/09* .....................   VMIG-1, A-1+     14,300,000       14,300,000
      Valdez, AK Marine Terminal
         VRDB Ref. Rev. Bonds
         (Exxon Pipeline Co. Proj.)
         Ser. 2003B, 1.00%, 01/02/09* .....................   VMIG-1, A-1+     15,200,000       15,200,000
                                                                                            --------------
                                                                                                29,500,000
                                                                                            --------------
   ARIZONA -- 4.2%
      Phoenix, AZ Civic Impt. Corp.
         Water Sys. Rev. TECP LOC
         Dexia Credit Local,
         1.90%, 01/06/09 ..................................     P-1, A-1+      10,000,000       10,000,000
      Salt River Proj. AZ Agric. Impt. &
         Pwr. Dist. TECP, 0.75%, 02/11/09 .................     P-1, A-1+       3,000,000        3,000,000
         Salt River Proj. AZ Agric. Impt. &
         Pwr. Dist. TECP, 0.90%, 02/11/09 .................     P-1, A-1+       8,000,000        8,000,000
      Salt River Proj. AZ Agric. Impt. &
         Pwr. Dist. TECP, 1.25%, 02/12/09 .................     P-1, A-1+       5,594,000        5,594,000
      Salt River Proj. AZ Agric. Impt. &
         Pwr. Dist. TECP, 0.85%, 03/11/09 .................     P-1, A-1+       6,800,000        6,800,000
                                                                                            --------------
                                                                                                33,394,000
                                                                                            --------------
   COLORADO -- 0.2%
      County of Pitkin, CO Ind. Dev.
         VRDB Ref. Rev. Bonds
         (Aspen Skiing Co. Proj.) LOC
         JPMorgan Chase,
         Ser. A, 1.15%, 01/02/09* .........................     NR, A-1+        1,300,000        1,300,000
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   CONNECTICUT -- 2.0%
      Connecticut St. Dev. Auth.
         Pollutn. Ctl. Rev. TECP,
         0.50%, 03/05/09 ..................................     P-1, A-1+    $ 15,900,000   $   15,900,000
                                                                                            --------------
   DELAWARE -- 3.4%
      Delaware Economic Dev. Auth. Rev.
         VRDB (Hospital Billing Proj.),
         Ser. C, 0.75%, 01/07/09* .........................   VMIG-1, A-1+      2,000,000        2,000,000
      Delaware Economic Dev. Auth.
         VRDB (St. Andrews School Proj.),
         Ser. 2003, 1.20%, 01/02/09* ......................   VMIG-1, A-1+     10,100,000       10,100,000
      Delaware State Health Facilities Auth.
         Rev. TECP, 0.95%, 01/02/09 .......................     NR, A-1+        6,500,000        6,500,000
      Univ. of Delaware Rev. VRDB
         Ser. B, 1.50%, 01/02/09* .........................     NR, A-1+        8,900,000        8,900,000
                                                                                            --------------
                                                                                                27,500,000
                                                                                            --------------
   DISTRICT OF COLUMBIA -- 0.6%
      District of Columbia TECP,
         0.85%, 01/13/09 ..................................     P-1, A-1+       5,000,000        5,000,000
                                                                                            --------------
   FLORIDA -- 3.0%
      Alachua County, FL Health Fac. Auth.
         VRDB Rev. Bonds (Shands Teaching
         Hospital & Clinic, Inc. Rev. Loan
         Program Installment), LOC Sun
         Trust Bank Ser. 2002 A,
         1.10%, 01/02/09* .................................    VMIG-1, NR       1,500,000        1,500,000
      City of Jacksonville, FL Power TECP,
         1.23%, 01/09/09 ..................................     P-1, A-1        2,100,000        2,100,000
      City of Jacksonville, FL Power TECP,
         1.35%, 02/12/09 ..................................     P-1, A-1        5,600,000        5,600,000
      Manatee County, FL Ref. Bonds PCRB
         VRDB (Florida Power & Light
         Company Proj.), Ser. 1994,
         1.20%, 01/02/09* .................................    VMIG-1, A-1      2,000,000        2,000,000
      Orange County, FL Ind. Dev. Auth.
         Rev. Bonds VRDB, LOC
         Bank of America, 0.90%, 01/01/09* ................      NR, NR         2,920,000        2,920,000
      Orange County, FL Housing Fin.
         Auth. Multi-Family Housing
         VDRB Ref. Rev. Bonds
         (Post Fountains at Lee Vista Proj).,
         FNMA Gtd., Ser. 1997E,
         0.90%, 01/07/09* .................................     NR, A-1+        4,235,000        4,235,000
      Palm Beach Cnty. FL Sch. Dist.
         TECP, 1.30%, 02/12/09 ............................     P-1, A-1+       3,000,000        3,000,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   FLORIDA -- (CONTINUED)
      St. Lucie County, FL PCRB VRDB
         (Florida Power & Light Co. Proj.),
         Ser. 2000, 1.12%, 01/02/09* ......................    VMIG-1, A-1   $  2,500,000   $    2,500,000
                                                                                            --------------
                                                                                                23,855,000
                                                                                            --------------
   GEORGIA -- 8.0%
      Appling County Dev. Auth. Reb.
         VRDB Ref. Bonds (Georgia
         Power Co. Proj.), 1.00%, 01/02/09* ...............    VMIG-1, A-1      1,900,000        1,900,000
      Burke County, GA Dev. Auth.
         PCRB VRDB (Georgia Power
         Co. Proj.), Ser. 1992,
         1.00%, 01/02/09* .................................    VMIG-1, A-1      6,000,000        6,000,000
      City of Atlanta, GA TECP,
         2.00%, 01/05/09 ..................................     P-1, A-1+       3,000,000        3,000,000
      City of Atlanta, GA TECP,
         2.00%, 01/07/09 ..................................     P-1, A-1+       6,195,000        6,195,000
      Clayton County, GA Hosp.
         Auth. Rev. Ant. Cert. VRDB
         (Southern Regional Medical
         Center Proj.), LOC SunTrust
         Bank, Ser. 1998B, 1.27%, 01/07/09* ...............      AA1, NR       13,570,000       13,570,000
      Cobb County, GA Dev. Auth.
         PCRB VRDB Rev. Bonds
         (Georgia Power Co. Proj.),
         1.05%, 01/02/09* .................................    VMIG-1, NR       1,730,000        1,730,000
      Cobb County, GA Dev. Auth.
         VRDB Ref. Bonds (Institute of
         Nuclear Power Operations Proj.),
         LOC SunTrust Bank,
         1.27%, 01/07/09* .................................      AA3, NR          900,000          900,000
      Columbus, GA Hosp. Auth. Rev.
         VRDB (St. Francis Hospital,
         Inc. Proj.), LOC SunTrust Bank,
         Ser. 1997, 1.27%, 01/07/09* ......................      AA3, NR        1,200,000        1,200,000
      Columbus, GA Hosp. Auth. Rev.
         VRDB (St. Francis Hospital, Inc.
         Proj.), LOC SunTrust Bank,
         Ser. 2000, 1.27%, 01/07/09* ......................    VMIG-1, NR       3,500,000        3,500,000
      Floyd County, GA Dev. Auth. Rev.
         VRDB (Berry College, Inc. Proj.),
         LOC Sun Trust Bank, Ser. 1999,
         1.27%, 01/07/09* .................................      AA3, NR        3,000,000        3,000,000
      Fulton County, GA Dev. Auth. Rev.
         VRDB (Arthritis Foundation, Inc. Proj.),
         LOC SunTrust Bank, Ser. 1996,
         1.27%, 01/07/09* .................................      AA3, NR          700,000          700,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   GEORGIA -- (CONTINUED)
      Fulton County, GA Dev. Auth. Rev.
         VRDB (Trinity School, Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000,
         1.27%, 01/07/09* .................................    VMIG-1, NR    $  5,600,000   $    5,600,000
      Heard County, GA PCRB VRDB
         (Georgia Power Co. Plant Wansley
         Proj.), Ser. 1996, 1.05%, 01/01/09* ..............   VMIG-1, A-1       2,000,000        2,000,000
      Met Atlanta Rapid Transit Auth. TECP,
         2.00%, 01/06/09 ..................................     P-1, A-1+      11,000,000       11,000,000
      Putnam County Dev. Auth. GA PCR
         VRDB (Georgia Power Co. Proj.),
         1.00%, 01/02/09* .................................      NR, A-1        3,525,000        3,525,000
                                                                                            --------------
                                                                                                63,820,000
                                                                                            --------------
   ILLINOIS -- 3.8%
      Illinois Dev. Fin. Auth. Rev.
         VRDB (Goodman Theatre Proj.),
         LOC Banc One N.A./Northern
         Trust, Ser. 1999, 0.80%, 01/07/09* ...............     NR, A-1+       13,400,000       13,400,000
      Illinois Dev. Fin. Auth. Rev.
         VRDB (Radiological Society Proj.),
         LOC JPMorgan Chase,
         Ser.1997, 1.15%, 01/07/09* .......................     NR, A-1+        1,470,000        1,470,000
      Illinois Educ. Fac. Auth. Rev.
         TECP, 0.85%, 03/05/09 ............................    P-1, A-1+        6,184,000        6,184,000
      Illinois Educ. Fac. Auth. Rev.
         VRDB (ACI / Cultural Pooled
         Financing Proj.), LOC Bank of
         America Ser. 1998,
         0.80%, 01/07/09* .................................     NR, A-1+        6,325,000        6,325,000
      Illinois Fin. Auth. Rev. VRDB
         (Univ. of Chicago Proj.),
         1.00%, 01/02/09* .................................   VMIG-1, A-1+      2,900,000        2,900,000
                                                                                            --------------
                                                                                                30,279,000
                                                                                            --------------
   INDIANA -- 1.7%
      Marion, IN Economic VRDB
         (Wesleyan Univ.), LOC Bank of
         America, 0.90%, 01/02/09* ........................    VMIG-1, NR       1,450,000        1,450,000
      Mt. Vernon, IN PCRB VRDB
         (General Electric Co. Proj.),
         Ser. 2004, 0.95%, 01/02/09* ......................     P-1, AAA       12,200,000       12,200,000
                                                                                            --------------
                                                                                                13,650,000
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   KANSAS -- 0.6%
      Wamego, KS PCRB VRDB
         (Utilicorp United, Inc. Proj.),
         LOC Citibank NA, Ser. 1996,
         0.80%, 01/07/09* .................................     P-1, A-1     $  5,000,000   $    5,000,000
                                                                                            --------------
   LOUISIANA -- 0.9%
      St. Charles Parish PCRB VRDB Rev.
         (Shell Oil Proj.), Ser. B,
         1.10%, 01/02/09* .................................     NR, A-1+        7,600,000        7,600,000
                                                                                            --------------
   MARYLAND -- 6.0%
      Howard County, MD Pub. Improvements
         TECP, 0.85%, 03/10/09 ............................     P-1, A-1+       3,000,000        3,000,000
      Maryland Health & Higher Educ.
         Fac. Auth. VRDB, 0.80%, 01/07/09* ................   VMIG-1, A-1+     14,900,000       14,900,000
      Maryland Health & Higher Educ.
         Fac. Auth. (Johns Hopkins Univ. Proj.)
         TECP, 0.50%, 01/13/09 ............................     P-1, A-1+      10,000,000       10,000,000
      Maryland Health & Higher Educ.
         Fac. Auth. (Johns Hopkins Univ. Proj.)
         TECP, 1.10%, 03/12/09 ............................     P-1, A-1+       4,400,000        4,400,000
      Maryland Health & Higher Educ.
         Fac. Auth. Rev. VRDB
         (Johns Hopkins Univ. Proj.)
         Ser. A, 0.70%, 01/02/09* .........................     AA2, A-1+       9,000,000        9,000,000
      Maryland Health & Higher Educ.
         Fac. Auth. Rev. VRDB
         (Univ. of Maryland Medical
         System Proj.) Ser. D,
         1.10%, 01/02/09* .................................   VMIG-1, A-1+      6,900,000        6,900,000
                                                                                            --------------
                                                                                                48,200,000
                                                                                            --------------
   MASSACHUSETTS -- 5.0%
      Commonwealth of MA Gen. Oblig. Ltd.
         VRDB (Central Artery/Ted
         Williams Tunnel Infra. Loan),
         Ser. B, 1.15%, 01/02/09* .........................   VMIG-1, A-1+      4,400,000        4,400,000
      Commonwealth of MA Gen. Oblig.VRDB
         Consolidated Loan of 2006,
         1.15%, 01/02/09* .................................   VMIG-1, A-1+      1,200,000        1,200,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                             -------------   ------------   --------------
   MASSACHUSETTS -- (CONTINUED)
      Massachusetts Health & Educ.
         Fac. Auth. Rev. (Harvard Univ. Proj.)
         0.40%, 01/15/09 ..................................    P-1, A-1+     $ 15,000,000   $   15,000,000
      Massachusetts Health & Educ. Fac.
         Auth. Rev. VRDB (Harvard Univ. Proj.)
         Ser R, 0.70%, 01/02/09* ..........................   VMIG-1, A-1+      7,600,000        7,600,000
      Massachusetts Health & Educ. Fac. Auth.
         Rev. VRDB (Partners Healthcare
         System Proj.) Ser. D-5,
         0.80%, 01/02/09* .................................   VMIG-1, A-1+      2,120,000        2,120,000
      Massachusetts St. Rev. Antic. Series B
         GO Notes, 4.00%, 04/30/09 ........................  VMIG-1, SP-1+     10,000,000       10,057,937
                                                                                            --------------
                                                                                                40,377,937
                                                                                            --------------
   MICHIGAN -- 4.7%
      Michigan St. NTS Series B GO
         Notes, 3.00%, 09/30/09 ...........................  VMIG-1, SP-1+     10,000,000       10,099,228
      Michigan St. Rev. Antic. NTS
         Series A GO Notes,
         3.00%, 09/30/09 ..................................  VMIG-1, SP-1+     10,000,000       10,069,568
      Michigan Strategic Fund VRDB
         (Detroit Symphony Proj.)
         LOC LaSalle Bank, 1.15%, 01/02/09* ...............     NR, A-1+        1,300,000        1,300,000
      Univ. of Michigan Hosp. VRDB
         Ref. (Hospital Rev. Bonds)
         Ser. A-2, 1.35%, 01/02/09* .......................   VMIG-1, A-1+      2,900,000        2,900,000
      Univ. of Michigan Hosp. VRDB
         Ref. (Hospital Rev. Bonds),
         Ser. 2007A, 1.10%, 01/02/09* .....................   VMIG-1, A-1+     10,700,000       10,700,000
      University of Michigan Revs. Hosp.
         Series A, TECP, 1.35%, 01/02/09 ..................   VMIG-1, A-1+      3,000,000        3,000,000
                                                                                            --------------
                                                                                                38,068,796
                                                                                            --------------
   MINNESOTA -- 1.5%
      University of Minnesota Series A, TECP,
         1.20%, 02/04/09 ..................................    P-1, A-1+       12,400,000       12,400,000
                                                                                            --------------
   MISSISSIPPI -- 2.4%
      Jackson County, MS PCRB Ref. Rev.
         Bonds VRDB (Chevron U.S.A.,
         Inc. Proj.), Ser. 1993,
         1.10%, 01/02/09* .................................    VMIG-1, NR       5,100,000        5,100,000
      Mississippi Business Finance Corp.
         Gulf Opp. Zone VRDB (Chevron
         USA, Inc. Proj.) Ser. C,
         1.00%, 01/02/09* .................................   VMIG-1, A-1+     10,000,000       10,000,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   MISSISSIPPI -- (CONTINUED)
      Mississippi Business Finance Corp.
         Gulf Opp. Zone VRDB
         (Chevron USA, Inc. Proj.)
         Ser. E, 1.00%, 01/02/09* .........................   VMIG-1, A-1+   $  3,800,000   $    3,800,000
                                                                                            --------------
                                                                                                18,900,000
                                                                                            --------------
   MISSOURI -- 1.8%
      Missouri Health & Educ. Fac.
         Auth. Rev. VRDB
         (Washington Univ. Proj.)
         Ser. 2004B, 1.50%, 01/02/09* .....................   VMIG-1, A-1+      7,530,000        7,530,000
      Missouri Health & Educ. Fac.
         Auth. Rev. VRDB (Washington
         Univ. Proj.), Ser. 1996A,
         1.20%, 01/01/09* .................................   VMIG-1, A-1+        700,000          700,000
      Missouri Health & Educ. Fac.
         Auth. Rev. VRDB (Washington
         Univ. Proj.), Ser. 1996B,
         1.20%, 01/02/09* .................................   VMIG-1, A-1+      2,700,000        2,700,000
      Univ. of Missouri Rev. VRDB
         (Curators Univ. Syst. Fac.)
         Ser. 2006B, 1.10%, 01/02/09* .....................   VMIG-1, A-1+      3,500,000        3,500,000
                                                                                            --------------
                                                                                                14,430,000
                                                                                            --------------
   NEVADA -- 3.1%
      Las Vegas Valley NV Water
         Dist. Series A TECP,
         0.70%, 01/05/09 ..................................    P-1+, A-1+       5,000,000        5,000,000
      Las Vegas Valley NV Water Dist.
         Series A TECP, 1.10%, 01/28/09 ...................     P-1, A-1+      13,000,000       13,000,000
      Las Vegas Valley NV Water Dist.
         VRDB (Water Improvement Proj.)
         Ser. B, 1.10%, 01/02/09* .........................   VMIG-1, A-1+      6,700,000        6,700,000
                                                                                            --------------
                                                                                                24,700,000
                                                                                            --------------
   NEW HAMPSHIRE -- 1.4%
      New Hampshire Health & Educ.
         Fac. Auth. VRDB Rev.
         (Dartmouth College),
         0.60%, 01/07/09* .................................   VMIG-1, A-1+      3,900,000        3,900,000
      New Hampshire Health & Educ.
         Fac. Auth. VRDB Rev.
         (Dartmouth College Issue),
         0.60%, 01/07/09* .................................   VMIG-1, A-1+      7,060,000        7,060,000
                                                                                            --------------
                                                                                                10,960,000
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   NEW MEXICO -- 0.9%
      Hurley, NM PCRB VRDB Rev.
         (Kennetcott Santa Fe Proj.),
         Ser. 1985, 1.10%, 01/02/09* ......................     P-1, A-1+    $  7,580,000   $    7,580,000
                                                                                            --------------
   NEW YORK -- 1.0%
      New York, NY City Mun. Wtr. Fin.
         Auth. TECP, 1.80%, 01/06/09 ......................     P-1, A-1+       8,000,000        8,000,000
                                                                                            --------------
   OREGON -- 3.0%
      State of Oregon (Veterans Welfare Proj.),
         Ser. B, VRDB, 1.50%, 01/07/09* ...................   VMIG-1, A-1+     13,000,000       13,000,000
      State of Oregon VRDB
         (Veterans Welfare Proj.),
         Ser. 85, 1.30%, 01/02/09* ........................   VMIG-1, A-1+      4,500,000        4,500,000
      State of Oregon VRDB
         (Veterans Welfare Proj.),
         Ser. 86, 1.30%, 01/02/09* ........................   VMIG-1, A-1+      4,000,000        4,000,000
      State of Oregon VRDB
         (Veterans Welfare Proj.),
         Ser. 88-B, 1.30%, 01/02/09* ......................   VMIG-1, A-1+      2,700,000        2,700,000
                                                                                            --------------
                                                                                                24,200,000
                                                                                            --------------
   PENNSYLVANIA -- 1.2%
      Beaver County, PA Ind. Dev. Auth.
         PCRB VRDB (Atlantic
         Richfield Co. Proj.),
         Ser. 1995, 0.85%, 01/07/09* ......................   VMIG-1, A-1+      4,200,000        4,200,000
      Philadelphia, PA Hosp. & Higher
         Facs. Auth. Hosp. Rev. Bond VRDB
         (Childrens Hosp. Proj.),
         Ser. 2003A, 1.05%, 01/02/09* .....................   VMIG-1, A-1+      5,400,000        5,400,000
                                                                                            --------------
                                                                                                 9,600,000
                                                                                            --------------
   TENNESSEE -- 8.0%
      Clarksville, TN Pub. Bldg. Auth.
         Rev. VRDB (Tennessee
         Municipal Bond Fund Proj.),
         LOC Bank of America,
         Ser. 1984, 1.20%, 01/07/09* ......................     NR, A-1+        1,245,000        1,245,000
      Clarksville, TN Pub. Bldg. Auth.
         Rev. VRDB (Tennessee
         Municipal Bond Fund Proj.),
         LOC Bank of America,
         Ser. 1995, 1.20%, 01/07/09* ......................     NR, A-1+          500,000          500,000
      Metro. Govt. Nashville & Davidson
         Cnty. TN Indl. Dev. (Vanderbilt Univ.)
         TECP, 1.25%, 01/14/09 ............................     P-1, A-1+      18,500,000       18,500,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   TENNESSEE -- (CONTINUED)
      Metro. Govt. Nashville & Davidson
         Cnty. TN Indl. Dev. G.O. TECP,
         0.75%, 02/06/09 ..................................     P-1, A-1+    $  5,000,000   $    5,000,000
      Metro. Govt. Nashville & Davidson
         Cnty. TN Indl. Dev. G.O. TECP,
         0.85%, 03/06/09 ..................................     P-1, A-1+      15,000,000       15,000,000
      Shelby County, TN Pub. Impt. & Sch.
         Series B, VRDB, 0.80%, 01/02/09* .................   VMIG-1, A-1+      7,500,000        7,500,000
      Tenn. St. Sch. Bd. Auth.
         Series A TECP, 0.80%, 03/17/09 ...................    P-1, A-1+        3,390,000        3,390,000
      Tenn. St. Sch. Bd. Auth.
         Series A TECP, 0.85%, 04/06/09 ...................    P-1, A-1+       13,300,000       13,300,000
                                                                                            --------------
                                                                                                64,435,000
                                                                                            --------------
   TEXAS -- 17.2%
      Austin, TX Indpt. Sch. Dist.
         VRDO Series A TECP,
         2.70%, 02/13/09 ..................................     P-1, A-1+      10,000,000       10,000,000
      Dallas TX Wtrwks. & Swr. Sys. Rev.
         TECP, 2.00%, 01/28/09 ............................     P-1, A-1+      10,500,000       10,500,000
      Harris County, TX Health Fac. Dev. Corp.
         VRDB (St. Luke's Episcopal
         Hosp. Proj.), Ser. 2001B,
         1.10%, 01/02/09* .................................      NR, A-1+       4,000,000        4,000,000
      Harris County, TX Series A1
         TECP, 1.15%, 03/11/09 ............................     P-1, A-1+       6,145,000        6,145,000
      San Antonio, TX Elec & Gas Rev.
         Series A TECP, 1.10%, 02/27/09 ...................     P-1, A-1+       9,200,000        9,200,000
      San Antonio, TX Wtr. Sys.
         Series A TECP, 1.20%, 01/15/09 ...................     P-1, A-1+       2,000,000        2,000,000
      San Antonio, TX Wtr. Sys.
         Series A TECP, 0.85%, 01/23/09 ...................     P-1, A-1+      10,000,000       10,000,000
      San Antonio, TX Wtr. Sys.
         Series A TECP, 1.05%, 01/23/09 ...................     P-1, A-1+       9,250,000        9,250,000
      Southwest Higher Educ. Auth., Inc.
         TX Rev. VRDB (Southern
         Methodist Univ. Proj.) Ser.
         1985, 1.20%, 01/02/09* ...........................    VMIG-1, NR       1,000,000        1,000,000
      Texas St Pub. Fin. Auth. Series A
         TECP, 0.40%, 01/21/09 ............................     P-1, A-1+       5,000,000        5,000,000
      Texas St Pub. Fin. Auth. Series A
         TECP, 0.50%, 03/10/09 ............................     P-1, A-1+       6,000,000        6,000,000
      Texas St Pub. Fin. Auth. Series A
         TECP, 1.15%, 03/11/09 ............................     P-1, A-1+       4,300,000        4,300,000
      Texas Tech University Revs.
         Series A TECP, 0.50%, 01/13/09 ...................     P-1, A-1+       3,700,000        3,700,000
      Texas Tech University Revs.
         Series A TECP, 0.45%, 02/09/09 ...................     P-1, A-1+      10,000,000       10,000,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   TEXAS -- (CONTINUED)
      Texas Tech University Revs.
         Series A TECP, 0.75%, 03/12/09 ...................     P-1, A-1+    $  8,300,000   $    8,300,000
      Texas Water Dev. Board Sub-Lien Rev.
         Bond, VRDB Ser. A, 1.30%, 01/02/09* ..............   VMIG-1, A-1+     10,000,000       10,000,000
      Texas St Pub. Fin. Auth. VRDO
         Series A TECP, 0.65%, 03/09/09 ...................     P-1, A-1+       4,000,000        4,000,000
      University of Texas Ref. Rev. Bonds
         VRDB (Financing Sys.)
         Ser. B, 0.95%, 01/02/09* .........................   VMIG-1, A-1+      6,400,000        6,400,000
      University of Texas Ref. Rev.
         TECP, 0.55%, 03/06/09 ............................     P-1, A-1+      15,400,000       15,400,000
      West Side Calhoun County, TX Ind.
         Dev. Corp. PCRB VRDB
         (Sohio Chemical Co. Proj.)
         Ser. 1985, 1.15%, 01/02/09* ......................     NR, A-1+        2,500,000        2,500,000
                                                                                            --------------
                                                                                               137,695,000
                                                                                            --------------
   UTAH -- 1.6%
      Murray City, UT Hosp. Rev. VRDB
         (IHC Health Services, Inc.),
         Ser. B, 1.15%, 01/01/09* .........................   VMIG-1, A-1+      2,000,000        2,000,000
      Murray City, UT Hosp. Rev. VRDB
         (IHC Health Services, Inc.)
         Ser. 2005A, 1.15%, 01/02/09* .....................   VMIG-1, A-1+      1,100,000        1,100,000
      Murray City, UT Hosp. Rev. VRDB
         (IHC Health Services, Inc.)
         Ser. 2005C, 1.30%, 01/02/09* .....................   VMIG-1, A-1+      9,700,000        9,700,000
                                                                                            --------------
                                                                                                12,800,000
                                                                                            --------------
   VIRGINIA -- 0.7%
      Madison County, VA, Ind. Dev. Auth.
         Fac. Rev. VRDB (Woodbridge
         Forest School) LOC Suntrust,
         1.10%, 01/02/09* .................................    VMIG-1, NR       5,840,000        5,840,000
                                                                                            --------------
   WASHINGTON -- 0.5%
      Washington Health Care Fac. Auth.
         Lease Rev. VRDB (National
         Healthcare Research & Educ. Proj.),
         LOC BNP Paribas, 0.75%, 01/07/09* ................    VMIG-1, NR       3,900,000        3,900,000
                                                                                            --------------
   WISCONSIN -- 2.2%
      St. of Wisc. G.O. TECP Notes
         1.10%, 03/11/09 ..................................     P-1, A-1+       6,951,000        6,951,000
      Wisconsin St. Transn. Rev. IAM
         Series A TECP, 0.55%, 01/07/09 ...................     P-1, A-1+      11,055,000       11,055,000
                                                                                            --------------
                                                                                                18,006,000
                                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TAX-EXEMPT MONEY MARKET FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                               MOODY'S/S&P     PRINCIPAL         VALUE
                                                               RATINGS(1)       AMOUNT         (NOTE 2)
                                                              ------------   ------------   --------------
   WYOMING -- 1.6%
      Sweetwater County, WY PCRB
         VRDB Rev. Bonds (PacifiCorp Proj.),
         LOC Barclays Bank, Ser. 1988B,
         1.00%, 01/02/09* .................................    P-1, A-1+     $  2,000,000   $    2,000,000
      Uinta County, WY PCRB
         (Chevron USA Inc. Proj.),
         1.08%, 01/02/09* .................................     VMG1, NR       10,450,000       10,450,000
                                                                                            --------------
                                                                                                12,450,000
                                                                                            --------------
TOTAL MUNICIPAL BONDS (COST $778,540,733)                                                      778,540,733
                                                                                            --------------

                                                                                SHARES
                                                                             ------------
SHORT-TERM INVESTMENTS -- 3.0%
      BlackRock Liquidity Funds MuniCash
         Portfolio - Institutional Series ....................                 11,837,064       11,837,064
      BlackRock Liquidity Funds MuniFund
         Portfolio - Institutional Series ....................                 11,837,064       11,837,064
                                                                                            --------------
      TOTAL SHORT-TERM INVESTMENTS (COST $23,674,128) ........                                  23,674,128
                                                                                            --------------
   TOTAL INVESTMENTS -- 100.0% (COST $802,214,861)+ ..........                                 802,214,861
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% .............                                     212,635
                                                                                            --------------
   NET ASSETS -- 100.0% ......................................                              $  802,427,496
                                                                                            ==============

----------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2008. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

LOC - Letter of Credit

PCRB - Pollution Control Revenue Bonds

TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

VRDB - Variable Rate Demand Bonds

VRDO - Variable Rate Demand Obligation

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

                                                                        PRIME        U.S. GOVERNMENT    TAX-EXEMPT
                                                                     MONEY MARKET      MONEY MARKET    MONEY MARKET
                                                                         FUND              FUND            FUND
                                                                    --------------   ---------------   ------------
ASSETS:
Investment in securities, at value*
   (including Repurchase Agreements of
   $0, $638,194,000 and $0, respectively) .......................   $3,398,952,898    $2,913,132,614   $802,214,861
Interest receivable .............................................        5,314,430         3,304,009        811,668
Other assets ....................................................          543,790           332,125         95,040
                                                                    --------------    --------------   ------------
Total assets ....................................................    3,404,811,118     2,916,768,748    803,121,569
                                                                    --------------    --------------   ------------
LIABILITIES:
Dividend payable ................................................        2,892,138         1,996,971        265,532
Accrued advisory fee ............................................          931,004           765,587        248,817
Other accrued expenses ..........................................          966,784           494,312        179,724
                                                                    --------------    --------------   ------------
Total liabilities ...............................................        4,789,926         3,256,870        694,073
                                                                    --------------    --------------   ------------
NET ASSETS ......................................................   $3,400,021,192    $2,913,511,878   $802,427,496
                                                                    ==============    ==============   ============
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $3,399,956,145    $2,913,538,748   $802,427,496
Undistributed (distribution in excess of) net
   investment income ............................................           65,047           (27,069)            --
Accumulated net realized gain
   on investments ...............................................               --               199             --
                                                                    --------------    --------------   ------------
NET ASSETS ......................................................   $3,400,021,192    $2,913,511,878   $802,427,496
                                                                    ==============    ==============   ============
NET ASSETS BY SHARE CLASS:
      Institutional Shares ......................................   $   11,197,859    $  532,592,492   $  2,292,353
      Service Shares ............................................    1,707,067,903       889,739,345             --
      W Shares ..................................................    1,681,755,430     1,491,180,041    800,135,143
                                                                    --------------    --------------   ------------
                                                                    $3,400,021,192    $2,913,511,878   $802,427,496
                                                                    ==============    ==============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
      Institutional Shares ......................................       11,197,140       532,603,009      2,292,246
      Service Shares ............................................    1,707,022,625       889,727,485             --
      W Shares ..................................................    1,681,736,125     1,491,203,601    800,141,221
NET ASSET VALUE PER SHARE:
      Institutional Shares ......................................   $         1.00    $         1.00   $       1.00
                                                                    --------------    --------------   ------------
      Service Shares ............................................   $         1.00    $         1.00   $         --
                                                                    --------------    --------------   ------------
      W Shares ..................................................   $         1.00    $         1.00   $       1.00
                                                                    --------------    --------------   ------------
*Investments at cost ............................................   $3,398,952,898    $2,913,132,614   $802,214,861

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2008 (Unaudited)

                                                                        PRIME      U.S. GOVERNMENT    TAX-EXEMPT
                                                                    MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                                        FUND             FUND            FUND
                                                                    ------------   ---------------   ------------
INVESTMENT INCOME:
   Interest income ..............................................    $40,563,540     $21,547,602      $5,841,795
                                                                     -----------     -----------      ----------
EXPENSES:
   Advisory Fees ................................................      5,691,423       3,825,722       1,197,658
   Administration fees ..........................................        250,078         156,102          43,816
   Sub-administration and accounting fees .......................        535,778         398,100         177,038
   Custody fees .................................................        180,800          78,228          27,237
   Transfer agent fees ..........................................        384,701         146,724          46,640
   Shareholder service fees
      -- Service Shares .........................................      1,345,786         711,444              --
      -- W Shares ...............................................      1,393,132         684,380         484,363
   Distribution fees
      -- Service Shares .........................................        897,191         474,296              --
   Professional fees ............................................         65,589          48,000          37,701
   Reports to shareholders ......................................         25,713          14,622          10,705
   Registration fees ............................................         32,939          25,844          13,054
   Trustees' fees ...............................................         13,445          13,445          13,445
   Compliance services ..........................................          3,569           3,569           3,569
   Temporary Guarantee Program Participation Fees ...............        415,365         268,397          67,638
   Other ........................................................        153,234          41,607          15,381
                                                                     -----------     -----------      ----------
   Total expenses, net ..........................................     11,388,743       6,890,480       2,138,245
                                                                     -----------     -----------      ----------
   Net investment income ........................................     29,174,797      14,657,122       3,703,550
                                                                     -----------     -----------      ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain on investments .............................             --             199              --
                                                                     -----------     -----------      ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................................    $29,174,797     $14,657,321      $3,703,550
                                                                     ===========     ===========      ==========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         PRIME MONEY MARKET FUND
                                                                    ---------------------------------
                                                                        FOR THE
                                                                       SIX-MONTH          FOR THE
                                                                      PERIOD ENDED          YEAR
                                                                      DECEMBER 31,         ENDED
                                                                          2008            JUNE 30,
                                                                      (UNAUDITED)           2008
                                                                    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................   $    29,174,797   $   134,504,853
   Net realized gain on investments .............................                --            37,917
                                                                    ---------------   ---------------
Net increase in net assets resulting from operations ............        29,174,797       134,542,770
                                                                    ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................          (208,379)       (2,372,778)
      Service Shares ............................................       (13,699,472)      (67,013,432)
      W Shares ..................................................       (15,266,946)      (65,118,643)
                                                                    ---------------   ---------------
Total distributions .............................................       (29,174,797)     (134,504,853)
                                                                    ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ......................................       280,389,545       995,933,925
      Service Shares ............................................     2,379,081,463     5,125,786,675
      W Shares ..................................................     1,125,671,118     2,670,173,366
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ......................................            51,736           205,529
      Service Shares ............................................         2,347,863         7,917,438
      W Shares ..................................................            13,660             5,440
   Cost of shares redeemed:
      Institutional Shares ......................................      (293,834,244)     (995,948,930)
      Service Shares ............................................    (2,572,948,351)   (4,927,237,687)
      W Shares ..................................................    (1,490,659,551)   (2,026,848,336)
                                                                    ---------------   ---------------
Net increase (decrease) in net assets from Fund
   share transactions ...........................................      (569,886,761)      849,987,420
                                                                    ---------------   ---------------
Total increase (decrease) in net assets .........................      (569,886,761)      850,025,337
NET ASSETS:
   Beginning of Period ..........................................     3,969,907,953     3,119,882,616
                                                                    ---------------   ---------------
   End of Period ................................................   $ 3,400,021,192   $ 3,969,907,953
                                                                    ---------------   ---------------
Undistributed net investment income .............................   $        65,047   $        65,047
                                                                    ===============   ===============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    U.S. GOVERNMENT MONEY MARKET FUND
                                                                    ---------------------------------
                                                                        FOR THE
                                                                       SIX-MONTH          FOR THE
                                                                      PERIOD ENDED          YEAR
                                                                      DECEMBER 31,         ENDED
                                                                          2008            JUNE 30,
                                                                      (UNAUDITED)           2008
                                                                    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................   $    14,657,122   $    43,153,540
   Net realized gain on investments .............................               199            21,468
                                                                    ---------------   ---------------
Net increase in net assets resulting from operations ............        14,657,321        43,175,008
                                                                    ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................        (3,234,884)       (2,598,209)
      Service Shares ............................................        (5,970,074)      (31,053,978)
      W Shares ..................................................        (5,516,722)       (9,501,353)
                                                                    ---------------   ---------------
Total distributions .............................................       (14,721,680)      (43,153,540)
                                                                    ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ......................................       467,162,056       357,243,428
      Service Shares ............................................     1,408,527,864     5,237,219,243
      W Shares ..................................................     1,623,928,855     1,259,913,073
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ......................................             2,412            11,045
      Service Shares ............................................            64,839           498,170
   Cost of shares redeemed:
      Institutional Shares ......................................       (61,133,405)     (231,015,398)
      Service Shares ............................................    (1,626,948,537)   (4,745,727,099)
      W Shares ..................................................      (580,765,728)   (1,036,212,988)
                                                                    ---------------   ---------------
Net increase in net assets from Fund share transactions .........     1,230,838,356       841,929,474
                                                                    ---------------   ---------------
Total increase in net assets ....................................     1,230,773,997       841,950,942
NET ASSETS:
   Beginning of Period ..........................................     1,682,737,881       840,786,939
                                                                    ---------------   ---------------
   End of Period ................................................   $ 2,913,511,878   $ 1,682,737,881
                                                                    ===============   ===============
Undistributed (distribution in excess of)
   net investment income ........................................   $       (27,069)  $        37,489
                                                                    ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       TAX-EXEMPT MONEY MARKET FUND
                                                                    ---------------------------------
                                                                        FOR THE
                                                                       SIX-MONTH          FOR THE
                                                                      PERIOD ENDED          YEAR
                                                                      DECEMBER 31,         ENDED
                                                                          2008            JUNE 30,
                                                                      (UNAUDITED)           2008
                                                                    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................    $   3,703,550    $     9,602,084
                                                                     -------------    ---------------
Net increase in net assets resulting from operations ............        3,703,550          9,602,084
                                                                     -------------    ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................           (9,176)           (34,725)
      W Shares ..................................................       (3,694,374)        (9,567,359)
                                                                     -------------    ---------------
Total distributions .............................................       (3,703,550)        (9,602,084)
                                                                     -------------    ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ......................................       24,060,822         98,768,715
      W Shares ..................................................      685,257,500      1,138,338,786
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ......................................            4,098             13,591
      W Shares ..................................................           46,649            137,612
Cost of shares redeemed:
      Institutional Shares ......................................      (23,265,284)       (98,083,066)
      W Shares ..................................................     (377,548,192)    (1,049,728,219)
                                                                     -------------    ---------------
Net increase in net assets from Fund share transactions .........      308,555,593         89,447,419
                                                                     -------------    ---------------
Total increase in net assets ....................................      308,555,593         89,447,419
NET ASSETS:
   Beginning of Period ..........................................      493,871,903        404,424,484
                                                                     -------------    ---------------
   End of Period ................................................    $ 802,427,496    $   493,871,903
                                                                     =============    ===============
Undistributed net investment income .............................    $          --    $            --
                                                                     -------------    ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                           FOR THE
                                                          SIX-MONTH
                                                         PERIOD ENDED
                                                         DECEMBER 31,            FOR THE YEARS ENDED JUNE 30,
                                                             2008       ----------------------------------------------
                                                          (UNAUDITED)     2008      2007      2006     2005      2004
                                                         ------------   -------   -------   -------   ------   -------
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...............     $  1.00      $  1.00   $  1.00   $  1.00   $ 1.00   $  1.00
                                                           -------      -------   -------   -------   ------   -------
INVESTMENT OPERATIONS:
   Net investment income .............................        0.01         0.04      0.05      0.04     0.02      0.01
                                                           -------      -------   -------   -------   ------   -------
DISTRIBUTIONS:
   From net investment income ........................       (0.01)       (0.04)    (0.05)    (0.04)   (0.02)    (0.01)
                                                           -------      -------   -------   -------   ------   -------
NET ASSET VALUE -- END OF PERIOD .....................     $  1.00      $  1.00   $  1.00   $  1.00   $ 1.00   $  1.00
                                                           =======      =======   =======   =======   ======   =======
TOTAL RETURN .........................................        0.89%**     4.08%     5.05%     3.82%    1.74%     0.58%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1, 2)
      Expenses .......................................        0.42%*       0.40%     0.41%     0.51%    0.50%     0.53%
      Net investment income ..........................        1.85%*       4.24%     4.94%     3.70%    1.65%     0.59%
Net assets at end of period
   (000 omitted) .....................................     $11,198      $24,591   $24,400   $11,986   $6,683   $14,105

----------
*    Annualized

**   Not annualized

(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED
                                                    DECEMBER 31,                    FOR THE YEARS ENDED JUNE 30,
                                                        2008       --------------------------------------------------------------
                                                     (UNAUDITED)      2008         2007         2006         2005         2004
                                                    ------------   ----------   ----------   ----------   ----------   ----------
PRIME MONEY MARKET FUND -- SERVICE SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..........   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                    ----------     ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:
   Net investment income ........................         0.01           0.04         0.05         0.04         0.01           --(1)
                                                    ----------     ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS:
   From net investment income ...................        (0.01)         (0.04)       (0.05)       (0.04)       (0.01)          --(1)
                                                    ----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD ................   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                    ==========     ==========   ==========   ==========   ==========   ==========
TOTAL RETURN                                              0.77%**        3.82%        4.79%        3.63%        1.48%        0.39%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
      Expenses ..................................         0.67%*         0.65%        0.67%        0.69%        0.74%        0.73%
      Net investment income .....................         1.53%*         3.72%        4.68%        3.61%        1.48%        0.39%
Net assets at end of period
   (000 omitted) ................................   $1,707,068     $1,898,587   $1,692,102   $2,664,251   $2,201,829   $2,001,681

----------
*    Annualized

**   Not annualized

(1)  Less than $0.01 per share.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED      FOR THE      FOR THE PERIOD
                                                    DECEMBER 31,    YEAR ENDED   OCTOBER 2, 2006(1)
                                                        2008         JUNE 30,          THROUGH
                                                     (UNAUDITED)       2008         JUNE 30, 2007
                                                    ------------    ----------   ------------------
PRIME MONEY MARKET FUND -- W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..........   $     1.00      $     1.00      $     1.00
                                                    ----------      ----------      ----------
INVESTMENT OPERATIONS:
   Net investment income ........................         0.01            0.04            0.04
                                                    ----------      ----------      ----------
DISTRIBUTIONS:
   From net investment income ...................        (0.01)          (0.04)          (0.04)
                                                    ==========      ==========      ==========
NET ASSET VALUE -- END OF PERIOD ................   $     1.00      $     1.00      $     1.00
TOTAL RETURN ....................................         0.82%**         3.92%           3.63%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .....................................         0.57%*          0.55%           0.56%*
   Net investment income ........................         1.64%*          3.72%           4.80%*
Net assets at end of period
   (000 omitted) ................................   $1,681,755      $2,046,730      $1,403,380

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                        FOR THE
                                       SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,            FOR THE YEARS ENDED JUNE 30,
                                          2008       ---------------------------------------------
                                       (UNAUDITED)     2008      2007     2006     2005      2004
                                      ------------   --------   ------   ------   ------   -------
U.S. GOVERNMENT MONEY MARKET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ......................    $   1.00      $   1.00   $ 1.00   $ 1.00   $ 1.00   $  1.00
                                       --------      --------   ------   ------   ------   -------
INVESTMENT OPERATIONS:
   Net investment income ..........        0.01          0.04     0.05     0.04     0.02      0.01
                                       --------      --------   ------   ------   ------   -------
DISTRIBUTIONS:
   From net investment income .....       (0.01)        (0.04)   (0.05)   (0.04)   (0.02)    (0.01)
                                       ========      ========   ======   ======   ======   =======
NET ASSET VALUE -- END OF PERIOD ..    $   1.00      $   1.00   $ 1.00   $ 1.00   $ 1.00   $  1.00
TOTAL RETURN ......................        0.76%**       3.61%    4.92%    3.66%    1.63%     0.53%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1,2)
   Expenses .......................        0.44%*        0.47%    0.49%    0.61%    0.59%     0.58%
   Net investment income ..........        1.45%*        3.12%    4.79%    3.58%    1.44%     0.53%
Net assets at end of period
   (000 omitted) ..................    $532,592      $126,574   $  333   $3,480   $3,939   $33,892

----------
*    Annualized

**   Not annualized

(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                        FOR THE
                                       SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,                FOR THE YEARS ENDED JUNE 30,
                                          2008       ------------------------------------------------------
                                       (UNAUDITED)      2008        2007       2006       2005       2004
                                      ------------   ----------   --------   --------   --------   --------
U.S. GOVERNMENT MONEY MARKET
   FUND -- SERVICE SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ......................   $   1.00       $    1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                      --------       ----------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ..........       0.01             0.03       0.05       0.03       0.01         --(1)
                                      --------       ----------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income .....      (0.01)           (0.03)     (0.05)     (0.03)     (0.01)        --(1)
                                      --------       ----------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ..   $   1.00       $     1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                      ========       ==========   ========   ========   ========   ========
TOTAL RETURN ......................       0.64%**          3.36%      4.66%      3.49%      1.41%      0.33%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses .......................       0.69%*           0.72%      0.75%      0.77%      0.79%      0.78%
   Net investment income ..........       1.26%*           3.26%      4.56%      3.45%      1.39%      0.33%
Net assets at end of period
   (000 omitted) ..................   $889,739       $1,108,117   $616,113   $875,906   $741,514   $832,314

----------
*    Annualized

**   Not annualized

(1)  Less than $0.01 per share.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED     FOR THE      FOR THE PERIOD
                                                    DECEMBER 31,   YEAR ENDED   OCTOBER 2, 2006(1)
                                                        2008        JUNE 30,          THROUGH
                                                     (UNAUDITED)      2008         JUNE 30, 2007
                                                    ------------   ----------   ------------------
U.S. GOVERNMENT MONEY MARKET FUND --
   W SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..........   $     1.00     $   1.00         $   1.00
                                                    ----------     --------         --------
INVESTMENT OPERATIONS:
   Net investment income ........................         0.01         0.03             0.03
                                                    ----------     --------         --------
DISTRIBUTIONS:
   From net investment income ...................        (0.01)       (0.03)           (0.03)
                                                    ----------     --------         --------
NET ASSET VALUE -- END OF PERIOD ................   $     1.00     $   1.00         $   1.00
                                                    ==========     ========         ========
TOTAL RETURN ....................................         0.69%**      3.46%            3.53%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .....................................         0.59%*       0.62%            0.65%*
   Net investment income ........................         1.21%*       3.26%            4.68%*
Net assets at end of period
   (000 omitted) ................................   $1,491,180     $448,047         $224,341

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED
                                                    DECEMBER 31,            FOR THE YEARS ENDED JUNE 30,
                                                        2008       ---------------------------------------------
                                                     (UNAUDITED)    2008     2007      2006      2005      2004
                                                    ------------   ------   ------   -------   -------   -------
TAX-EXEMPT MONEY MARKET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ....................................     $ 1.00       $ 1.00   $ 1.00   $  1.00   $  1.00   $  1.00
                                                      ------       ------   ------   -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income ........................       0.01         0.02     0.03      0.02      0.01        --(1)
                                                      ------       ------   ------   -------   -------   -------
DISTRIBUTIONS:
   From net investment income ...................      (0.01)       (0.02)   (0.03)    (0.02)    (0.01)       --(1)
                                                      ------       ------   ------   -------   -------   -------
NET ASSET VALUE -- END OF PERIOD ................     $ 1.00       $ 1.00   $ 1.00   $  1.00   $  1.00   $  1.00
                                                      ======       ======   ======   =======   =======   =======
TOTAL RETURN ....................................       0.68%**      2.36%    3.14%     2.39%     1.16%     0.41%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2,3)
   Expenses .....................................       0.51%*       0.51%    0.52%     0.63%     0.64%     0.58%
   Net investment income ........................       1.17%*       1.86%    3.06%     2.30%     0.98%     0.42%
Net assets at end of period
   (000 omitted) ................................     $2,292       $1,493   $  793   $13,210   $13,084   $46,990

----------
*    Annualized

**   Not annualized

(1)  Less than $0.01 per share.

(2) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.

(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED
                                                    DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                                        2008       ----------------------------------------------------
                                                     (UNAUDITED)     2008       2007       2006       2005       2004
                                                    ------------   --------   --------   --------   --------   --------
TAX-EXEMPT MONEY MARKET
   FUND -- W SHARES(1)
NET ASSET VALUE -- BEGINNING OF PERIOD ..........    $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     --------      --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ........................        0.01          0.02       0.03       0.02       0.01         --(2)
                                                     --------      --------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income ...................       (0.01)        (0.02)     (0.03)     (0.02)     (0.01)        --(2)
                                                     --------      --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ................    $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     ========      ========   ========   ========   ========   ========
TOTAL RETURN ....................................        0.60%**       2.21%      2.96%      2.23%      0.98%      0.21%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
      Expenses ..................................        0.66%*        0.66%      0.69%      0.78%      0.80%      0.79%
      Net investment income .....................        1.14%*        2.12%      2.92%      2.23%      0.96%      0.20%
Net assets at end of period
      (000 omitted) .............................    $800,135      $492,379   $403,631   $418,447   $346,249   $424,089

----------
*    Annualized

**   Not annualized

(1) Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

(2)  Less than $0.01 per share.

(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2008, the Trust offered 17 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund"and collectively, the "Funds").

     The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and effective September 12, 2006, W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares, formerly Service Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                                                      LEVEL 2 -       LEVEL 3 -
                                                      LEVEL 1 -     SIGNIFICANT      SIGNIFICANT
                                                       QUOTED        OBSERVABLE     UNOBSERVABLE
                      FUNDS                            PRICES          INPUTS          INPUTS           TOTAL
                      -----                         ------------   --------------   ------------   --------------
ASSETS:
INVESTMENTS IN SECURITIES (MARKET VALUE)
Prime Money Market Fund                             $639,118,440   $2,759,834,458        $--       $3,398,952,898
U.S. Government Money Market Fund                    350,000,000    2,563,132,614         --        2,913,132,614
Tax-Exempt Money Market Fund                          23,674,128      778,540,733         --          802,214,861

FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM, do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

     Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

4. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

     The tax character of distributions paid for the six-month period ended December 31, 2008 and June 30, 2008 were as follows:

                                            PRIME MONEY    U.S. GOVERNMENT        TAX-EXEMPT
                                            MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                                           ------------   -----------------   -----------------
SIX-MONTH PERIOD ENDED DECEMBER 31, 2008
Ordinary income ........................   $ 29,174,797      $14,657,122          $       --
Tax-exempt income ......................             --               --           3,703,550
YEAR ENDED JUNE 30, 2008
Ordinary income ........................   $134,504,853      $43,153,540          $       --
Tax-exempt income ......................             --               --           9,602,084

     The components of accumulated earnings on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2008.

5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

     Approximately 11% of the investments of the Tax-Exempt Money Market Fund on December 31, 2008, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

     However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

7. U.S. TREASURY GUARANTEE PROGRAM. The Funds participate in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program"). As a result of the Funds' participation in the Program, in the event a Fund's net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance up to the lesser of the amount of a shareholder's balance in the Funds as of the close of business on September 19, 2008, or the amount held in the Funds by the shareholder on the date that the guarantee is triggered. Any increase in the number of shares in a shareholder's balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the program, which expires April 30, 2009, each Fund has paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.015% for the period December 19, 2008 through April 30, 2009 of the Fund's shares outstanding value as of September 19, 2008.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

     At a meeting held on August 26, 2008, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Prime Money Market Fund, Wilmington Tax-Exempt Money Market Fund, and Wilmington U.S. Government Money Market Fund (each a "Fund"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuance of the sub-advisory agreement among the Trust on behalf of each of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly-owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

     Before meeting to determine whether to approve the continuance of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds,
(ix) compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) to the extent applicable, its proxy voting policies. RSMC and WTIM provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services, the profitability of the firms in general and as a result of the fees received from the Funds and any other ancillary benefit resulting from RSMC's or WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the Funds' investment performance, compliance program, operations and investment adviser profitability prepared by two of the Trustees. The Board considered and weighed the above information based upon its accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

     During its deliberations on whether to approve the continuance of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to each Fund were appropriate and consistent with the terms of the Agreements, that the quality of those services was consistent with industry norms and that each Fund is likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

     The Board considered the investment performance of each Fund, RSMC and WTIM. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, RSMC and WTIM was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

     The Board considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board recognized that RSMC's profitability is an important factor in providing service to the Funds. The Board was satisfied that RSMC's profits are sufficient to continue as a viable concern generally and as investment adviser of each Fund specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC.

     The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

     The Trustees considered whether any events have occurred that would constitute a reason for the Trustees not to approve the continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements for an additional one-year period. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

TRUSTEES AND OFFICERS (UNAUDITED)

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND                    POSITION(S) HELD
     DATE OF BIRTH,                   WITH TRUST,                        PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN              TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                   LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                  SERVED                              HELD BY TRUSTEE
------------------------   ---------------------------------   -------------------------------------------
TED T. CECALA(2)           Trustee                             Director, Chairman of the Board, and
Date of Birth: 1/49                                            Chief Executive Officer of Wilmington
                           Shall serve at the pleasure of      Trust Corporation and Wilmington Trust
17 Funds                   the Board and until successor       Company since 1996; Member of the
                           is elected and qualified.           Board of Managers of Cramer Rosenthal
                           Trustee since August 2007.          McGlynn, LLC and Roxbury Capital
                                                               Management, LLC. (registered investment
                                                               advisers).

                                                               Wilmington Trust Corporation;
                                                               Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)     Trustee                             Retired since February 2006; Executive
Date of Birth: 2/49                                            Vice President of Wilmington Trust
                           Shall serve until death,            Company from February 1996 to
17 Funds                   resignation or removal.             February 2006; President of Rodney
                           Trustee since October 1998,         Square Management Corporation
                           President and Chairman of           ("RSMC") from 1996 to 2005; Vice
                           the Board from October 1998         President of RSMC 2005 to 2006.
                           to January 2006.
                                                               FundVantage Trust (4 portfolios);
                                                               Optimum Fund Trust (6 portfolios)
                                                               (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (17 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

INDEPENDENT TRUSTEES

        NAME AND                    POSITION(S) HELD
     DATE OF BIRTH,                   WITH TRUST,                        PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN              TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                   LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                  SERVED                              HELD BY TRUSTEE
------------------------   ---------------------------------   -------------------------------------------
ROBERT ARNOLD              Trustee                             Founder and co-manager, R. H. Arnold &
Date of Birth: 3/44                                            Co., Inc. (financial consulting) since 1989.
                           Shall serve until death,
17 Funds                   resignation or removal.             First Potomac Realty Trust (real estate
                           Trustee since May 1997.             investment trust).

DR. ERIC BRUCKER           Trustee                             Professor of Economics, Widener
Date of Birth: 12/41                                           University since July 2004; formerly,
                           Shall serve until death,            Dean, School of Business Administration
17 Funds                   resignation or removal.             of Widener University from 2001 to 2004;
                           Trustee since October 1999.         Dean, College of Business, Public Policy
                                                               and Health at the University of Maine
                                                               from September 1998 to June 2001.

                                                               None
NICHOLAS GIORDANO          Trustee and Chairman of             Consultant, financial services
Date of Birth: 3/43        the Board                           organizations from 1997 to present;
                                                               Interim President, LaSalle University
17 Funds                   Shall serve until death,            from 1998 to 1999; President and Chief
                           resignation or removal.             Executive Officer, Philadelphia Stock
                           Trustee since October 1998.         Exchange from 1981 to 1997.

                                                               Kalmar Pooled Investment Trust;
                                                               The RBB Fund, Inc. (19 portfolios)
                                                               (registered investment companies);
                                                               Independence Blue Cross; IntriCon
                                                               Corporation (industrial furnaces
                                                               and ovens).

LOUIS KLEIN, JR.           Trustee                             Self-employed financial consultant
Date of Birth: 5/35                                            since 1991.
                           Shall serve until death,
25 Funds                   resignation or removal.             CRM Mutual Fund Trust (8 portfolios)
                           Trustee since October 1999.         (registered investment companies); WHX
                                                               Corporation (industrial manufacturer).

WILMINGTON FUNDS -- MONEY MARKET FUNDS

        NAME AND                    POSITION(S) HELD
     DATE OF BIRTH,                   WITH TRUST,                        PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN              TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                   LENGTH OF TIME                        OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                  SERVED                              HELD BY TRUSTEE
------------------------   ---------------------------------   -------------------------------------------
THOMAS LEONARD             Trustee                             Retired since 2008; Former Partner
Date of Birth: 2/49                                            with PricewaterhouseCoopers (public
                           Shall serve until death,            accounting) from May 1970 to June 2008.
17 Funds                   resignation or removal.
                           Trustee since July 2008.            None

MARK A. SARGENT            Trustee                             Dean and Professor of Law, Villanova
Date of Birth: 4/51                                            University School of Law since July 1997.
                           Shall serve until death,
17 Funds                   resignation or removal.             The RBB Fund, Inc. (19 portfolios)
                           Trustee since November 2001.        (registered investment company); NYSE
                                                               Regulation, Inc.; Financial Industry
                                                               Regulatory Authority (FINRA).

WILMINGTON FUNDS -- MONEY MARKET FUNDS

EXECUTIVE OFFICERS

                                    POSITION(S) HELD
                                       WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                   TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
    NAME, ADDRESS AND                LENGTH OF TIME                        OTHER DIRECTORSHIPS
     DATE OF BIRTH                       SERVED                                    HELD
------------------------   ---------------------------------   -------------------------------------------
JOHN J. KELLEY             President & Chief Executive         President of Rodney Square Management
1100 North Market Street   Officer                             Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                           President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of      Management, LLC ("WTIM") since
                           the Board and until successor       2005; Vice President of PNC Global
                           is elected and qualified.           Investment Servicing (U.S.), Inc.
                           Officer since September 2005.       (formerly PFPC Inc.) from January 2005
                                                               to July 2005; Vice President of
                                                               Administration, 1838 Investment
                                                               Advisors, LP from 1999 to 2005; Chief
                                                               Compliance Officer, 1838 Investment
                                                               Advisors, LP from 2004 to 2005.

                                                               N/A

CLAYTON M. ALBRIGHT        Vice President                      Managing Director, Fixed Income
1100 North Market Street                                       Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of      2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor       and Portfolio Manager, Wilmington Trust
                           is elected and qualified.           from 1996 to 2007; Vice President,
                           Officer since October 1998.         RSMC since 2001; Vice President of
                                                               WTIM since 2006; Vice President,
                                                               Wilmington Trust Company since 1997.

                                                               N/A

JOSEPH M. FAHEY, JR.       Vice President                      Investment Adviser, WTIM since 2003;
1100 North Market Street                                       Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor       N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief               Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer       WTIM, since October 2005; Audit and
Wilmington, DE 19890                                           Assurance-Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of      accounting) from September 2004 to
                           the Board and until successor       October 2005; Mutual Fund Administration,
                           is elected and qualified.           1838 Investment Advisors, LP from
                           Officer since November 2005.        March 1999 to September 2004.

WILMINGTON FUNDS -- MONEY MARKET FUNDS

                                    POSITION(S) HELD
                                       WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                   TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
    NAME, ADDRESS AND                LENGTH OF TIME                        OTHER DIRECTORSHIPS
     DATE OF BIRTH                       SERVED                                    HELD
------------------------   ---------------------------------   -------------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief               Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-          2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer            Vice President and Chief Compliance
Date of Birth: 5/51                                            Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of      President and Chief Compliance Officer,
                           the Board and until successor       1838 Investment Advisors, LP from
                           is elected and qualified;           1999 to 2004.
                           Officer since September 2004.

                                                               N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary          Director of Mutual Fund Regulatory
1100 North Market Street                                       Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of      2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor       November 2005 to November 2006; Vice
                           is elected and qualified;           President and Senior Counsel of Merrill
                           Officer since February 2007.        Lynch & Co., Inc. from 1994 to 2005.

                                                               N/A

WILMINGTON FUNDS -- MONEY MARKET FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2008 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                OFFICERS
--------                --------
Nicholas A. Giordano    John J. Kelley
Chairman of the Board   President & Chief Executive Officer

                        John C. McDonnell
Robert H. Arnold        Vice President, Chief Financial Officer
                        & Treasurer

Dr. Eric Brucker        Edward W. Diffin Jr.
                        Vice President & Secretary

Ted T. Cecala           Clayton M. Albright
                        Vice President
Robert J. Christian
                        Joseph M. Fahey Jr.
Louis Klein Jr.         Vice President

                        Anna M. Bencrowsky
Thomas Leonard          Vice President, Chief Compliance Officer &
                        Anti-Money Laundering Officer
Mark A. Sargent

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS - INSTITUTIONAL, SERVICE AND W SHARES.

WILMINGTON FUNDS | MONEY_Semi_12/08

                               FIXED INCOME FUNDS
                     SEMI-ANNUAL REPORT | DECEMBER 31, 2008

                                                    SHORT/INTERMEDIATE-TERM BOND
                                                               BROAD MARKET BOND
                                                                  MUNICIPAL BOND

WILMINGTON | [LOGO]
     FUNDS |

WILMINGTON FUNDS -- FIXED INCOME FUNDS

CONTENTS                                                                    page
-------------------------------------------------------------------------   ----
President's Message .....................................................     3
Expense Disclosure ......................................................    14
Disclosure of Portfolio Holdings ........................................    16
Investments .............................................................    17
Financial Statements ....................................................    39
Financial Highlights ....................................................    44
Notes to Financial Statements ...........................................    50
Evaluation and Approval of Investment Advisory and Sub-Advisory
   Agreements ...........................................................    56
Trustees and Officers ...................................................    58

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, and Corporate sectors with maturities of 1 year or greater.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. INVESTMENT GRADE CORPORATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

BARCLAYS CAPITAL U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of the USD-denominated long term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, Insured bonds, and pre-refunded bonds.

BARCLAYS CAPITAL U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

BARCLAYS CAPITAL U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

BARCLAYS CAPITAL U.S. TREASURY 10-20 YEAR INDEX is an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 10 to 20 years.

MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

MERRILL LYNCH 3-7 YEAR U.S. MUNICIPAL SECURITIES INDEX tracks the performance of the USD-denominated investment-grade tax exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The index tracks securities with a remaining term to final maturity of 3 to 7 years.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

----------
BARCLAYS CAPITAL U.S. INVESTMENT GRADE CORPORATE INDEX, BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. MUNICIPAL INDEX, BARCLAYS CAPITAL U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX, BARCLAYS CAPITAL U.S. TREASURY 10-20 YEAR INDEX, AND BARCLAYS CAPITAL U.S. TREASURY TIPS INDEX(C) BARCLAYS CAPITAL.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Calendar year 2008 and the six-month period ended December 31, 2008 were brutal times. Liquidity challenges from the 2007 subprime mortgage crisis rolled into 2008 and ultimately led to a worldwide credit crunch.

ECONOMIC NEWS DROVE MARKET VOLATILITY

     Stocks experienced steep declines in September 2008 when large, U.S.-based and foreign financial firms struggled, and some failed. By early October 2008, there were more reminders that the economic crisis had stretched worldwide, as markets, corporate earnings, and currencies around the globe lost ground. Dramatically deep stock declines followed. Later that month, stocks rose significantly when the Federal Open Market Committee (the Federal Reserve or
Fed) reduced its target for short-term interest rates by 50 basis points (0.50%) to 1.00%. In mid-November, precipitated by a failed proposal to bail out U.S. auto makers, stocks experienced additional losses. Stocks surged near the end of November, when a federal rescue plan for a large financial institution came together. In exchange for the purchase of preferred stock, the plan called for the U.S. government to limit the institution's losses on risky loans and securities. On December 1, 2008, the National Bureau of Economic Research (NBER) declared that the United States had officially entered a recession in December 2007, citing employment and production data, plus 2008's third quarter decline in gross domestic product (GDP). This marks the first U.S. recession since 2001. Around the same time, the Department of Labor announced that over 500,000 jobs had been lost in November. In December, the unemployment rate spiked to 7.2%, its highest level in 16 years.

GOVERNMENTAL INTERVENTION REACHED HISTORIC PROPORTIONS

     In 2008, primarily from September to December, economic and financial market intervention by the government was of historic proportions. Action by the Federal Reserve and U.S. Treasury included cutting interest rates, buying distressed assets from financial institutions, and creating the Emergency Economic Stabilization Act of 2008 (EESA). EESA provides for up to $700 billion intended to bring stability and liquidity to the markets and the economy. Even with the Fed setting its target for short-term interest rates to a range between 0.25% and 0% by year-end, future government interventions are expected.

TREASURY AND MUNICIPAL SECURITIES PROVIDED GAINS, CORPORATE BONDS LOST

     The crisis in credit markets was limited initially to securities backed by subprime mortgages. In time, it became clear that the credit crisis would impact all fixed-income segments in 2008. Liquidity challenges and concerns about the economy fueled a flight to Treasury bonds. The municipal segment had myriad problems that included a stalled auction-rate market, loss of confidence in insurers and their ratings, and increased redemptions from several mutual funds. Still, tax-exempt bonds provided competitive yields and investors chose them as an alternative to a declining stock market. The Barclays Capital U.S. Government/Credit Index and the Merrill Lynch 3-7 Year U.S. Municipal Securities Index returned 4.7% and 4.6%, respectively, for the semi-annual period ended December 31, 2008. A struggling economy and volatile markets increased investor sensitivity to any additional credit risk from corporate bonds, causing corporate securities to suffer price declines. During the Funds' semi-annual period, the Barclays Capital U.S. Investment Grade Corporate Index lost -4.1%.

     While the economic problems facing the markets do not have simple solutions, the new presidential administration is making finding solutions a priority. Now, more than ever, keeping a long-term perspective is critical when investing in the capital markets.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND AND BROAD MARKET BOND FUNDS

     The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund (the "Funds").

     The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and the Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has lower risk exposure to interest rates and finished the semi-annual period with an effective duration of 3.72 years. The Broad Market Fund had an effective duration of 5.55 years at the same point in time.

     The credit crisis that had nagged at the economy and the financial markets since the third quarter of 2007, exploded into a major maelstrom during the last six months of 2008. The months of July and August gave us little indication of what was in store for September. Longer-term interest rates moved higher during most of the second quarter but began to decline just before the end of the quarter. This trend continued during the opening months of the third quarter with the Five Year Treasury Note down about 25 basis points (0.25%) from its June 30th levels. As August turned to September volatility exploded. Five Year Treasury Notes hit a high of 3.21% on September 8th, the first trading day after the U. S. Treasury placed the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") into conservatorship. However, barely a week later, the market was dealing with the loss of Lehman Brothers, the hurried merger between Bank of America and Merrill Lynch and the floundering prospects for insurer AIG. Five Year Treasury yields lost nearly 100 basis points (1.00%) in this brief interval but the markets had not seen anything yet. With AIG taken care of, again using a government takeover along with a loan agreement, the Treasury put forth the initial Troubled Asset Recovery Program (TARP) proposal which was met by a major sense of relief by the markets. Yields on Five Year Treasuries rose 80 basis points (0.80%) in just two trading days as the flight to quality bid was reversed. This might have been the end of the story for the quarter but the final chapter centered on the House of Representatives' failure to pass the original TARP legislation which ignited another flight to quality rally. In a display of modesty, the market only gave up 60 basis points (0.60%) in this final period leading up to the end of the quarter.

     U. S. Treasury, Agency and Mortgage-backed securities performed well posting positive returns for the three months from July to September. However, the corporate bond market was an entirely different story. The yield spread on investment-grade corporate bonds against comparable U.S. Treasury securities widened by 188 basis points (1.88%) ending the quarter with an average spread of 467 basis points (4.67%) above the Treasury market according to the Barclays Capital U.S. Investment Grade Corporate Index. The worst performance was in the financial sector where spreads gapped wider by 317 basis points (3.17%). With these hurricane force headwinds, investment-grade financial bonds posted a loss for the quarter of 12.9%. Other parts of the corporate bond market also posted negative returns but none came close to the poor performance turned in by the Financials.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

     Following the remarkable turn of events of September, the final quarter of the year saw the government rushing forward with bigger and more formidable tools to try to repair the crisis. All of these seem designed to build a safety net around the financial services industry for perhaps the next three years. In the fixed-income markets, treasury yields plummeted and the spreads on risky assets widened but finally reached a point where investors cared, allowing them to stabilize.

     The early attempts by the government to ease the crisis were largely oriented towards providing liquidity but as it became apparent that loss recognition was not winding down and funds available to replace capital were becoming increasingly sparse, the government was forced to ramp up its programs. As mentioned earlier, the most prominent of these was the TARP plan which started out as a simple $700 billion program to buy troubled assets but proved too cumbersome and difficult to operate and the program was quickly refocused to provide direct capital infusions to financial firms. This followed the lead of a number of European governments which had made similar moves to backstop their own banking system.

     TARP was only the beginning. The FDIC stepped in to provide broader deposit insurance coverage and also provided a full guarantee of debt issued by banks, enabling them to acquire funds at costs close to the government agency market. The Federal Reserve fortified the short-term Commercial Paper ("CP") market by promising to buy 90-day CP from high-quality borrowers. The process of predicting the next rate move by the Federal Reserve became moot as the central bank reached a "Zero Rate" policy by pushing its target rate to a range from zero to 25 basis points (0.25%) thus synching its policy with the reality of the market which had achieved a rate near zero shortly after Lehman Brothers collapsed.

     Many financial companies furthered the intervention agenda on their own by seeking to become bank holding companies. The brokerage business model died in this rush as both Goldman Sachs and Morgan Stanley sought to be regulated by the Federal Reserve. They were joined during the quarter by other finance companies, CIT and GMAC, which also sought assistance and protection by becoming part of the Federal Reserve System.

     The U.S. held elections in November and while there were no bailout programs on the ballot (that might have made for interesting results!), the electorate certainly reacted to the building economic distress by thoroughly rejecting the party in power and turning towards the Democratic Party that has historically been far more willing to intervene in market issues. Through most of the early chapters of this crisis, the issues had broken along two paths involving either Wall Street or Main Street. For the most part, Wall Street was suffering while Main Street remained relatively unscathed. This changed significantly in September as credit availability was severely constrained to both corporate and individual borrowers along with a big jump in employment losses. The electorate became fully engaged in the economic debate and made their preferences known at the polls.

     The fourth quarter finished with high drama and brinksmanship over the auto industry. Faced with concerns over running out of cash and being forced into bankruptcy, the CEO's of the Big Three automakers went to Washington, first by corporate jet and then, in response to their misplaced display of extravagance, by company car, to plead their case for assistance. Congress and the President agreed to assist GM and Chrysler-Ford said it did not need immediate help, and the Federal Reserve agreed to allow GMAC to become a commercial bank. While the effort may not result in better-selling domestic autos, the prospects of uncontrolled systemic disaster as the automakers and their dependent businesses all collapsed was averted for the moment.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

     Under these very difficult circumstances, both Funds performed extraordinarily well adding value for shareholders over the six-month period ended December 31, 2008.

WILMINGTON SHORT/INTERMEDIATE FUND

     The Short/Intermediate Fund performed well over the six months. The Institutional Shares of the Short/Intermediate Fund had total returns of -0.72% and 6.35% during the third and fourth quarters, respectively, and finished the six-month period ended December 31, 2008 with a total return of 5.59%. These returns were well ahead of the benchmark Barclays Capital Intermediate U.S. Government/Credit Index which had returns of -1.19% and 4.84% during the two quarters and finished with a return of 3.60% over the six months. The Short/Intermediate Fund also performed very well against its Lipper Short/Intermediate Investment Grade Debt Funds universe by placing in the 4th percentile out of 147 funds for the one-year period, in the 1st percentile out of 126 funds for the 5-year period, and in the 3rd percentile out of 71 funds for the 10-year period, based on total returns as of December 31, 2008.

     The strong performance was a function of our focus on maintaining strong credit quality and making several tactical moves during the quarter to add value. The Fund had no exposure to Lehman Brothers when the brokerage company collapsed and its bonds became nearly worthless. The Fund's exposure to the corporate bond market was below the benchmark both in terms of average duration and involvement with the Financial Services sector. The duration of the portfolio or interest rate sensitivity was held at or above its benchmark during most of the quarter to take advantage of the dramatic decline in Treasury yields. As the quarter ended, we shifted gears to increase the Fund's exposure to the corporate bond market and also began to trim the Fund's duration as we felt Treasury yields had reached extremely low levels.

     The following performance table compares the Short/Intermediate Fund, with that of the Barclays Capital U.S. Intermediate Government/Credit Index and the Merrill Lynch 1-10 Year U.S. Treasury Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                        SHORT/INTERMEDIATE-TERM BOND FUND

                                                         Average Annual Total Returns
                                                  ------------------------------------------
                                           SIX                                      SINCE
                                         MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                         ------   ------   -------   --------   ------------
Short/Intermediate-Term Bond Fund
   -- Institutional Shares                5.59%    7.12%    4.39%      5.30%          NA
   -- A Shares (with sales charge)(2)     3.43%    4.60%    3.80%        NA         3.53%
   -- A Shares at NAV                     5.50%    6.79%    4.22%        NA         3.94%
Barclays Capital U.S. Intermediate
   Government/Credit Index                3.60%    5.08%    4.21%      5.43%        4.28%
Merrill Lynch 1-10 Year
   U.S. Treasury Index                    8.77%   11.33%    5.39%      5.66%        5.36%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.59%, A SHARES - 0.84%

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2008. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH DECEMBER 31, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

WILMINGTON BROAD MARKET BOND FUND

     The Broad Market Bond Fund performed well over the six months. The Institutional Shares of the Broad Market Bond Fund had a total return of -1.39% and 7.38% during the third and fourth quarters, respectively, and finished the six-month period ending December 31, 2008 with a total return of 5.88%. This compares well to the Barclays Capital U.S. Government/Credit Index which had returns of -1.64% and 6.42% during the two quarters and finished with a return of 4.68% over the six months. Performance against the Lipper Intermediate Investment Grade Universe peer group was also quite good. The Fund placed in the 3rd percentile out of 571 funds in its Lipper universe for the one-year period, in the 5th percentile out of 394 funds for the 5-year period, and in the 9th percentile out of 199 funds for the 10-year period, based on total returns as of December 31, 2008.

     The strong performance was a function of our focus on maintaining strong credit quality and making several tactical moves during the quarter to add value. The Fund had no exposure to Lehman Brothers when the brokerage company collapsed and its bonds became nearly worthless. The Fund's exposure to the corporate bond market was below the benchmark both in terms of average duration and the Fund's involvement with the financial services sector. The duration of the Fund or interest rate sensitivity was held at or above its benchmark during most of the quarter to take advantage of the dramatic decline in Treasury yields. As the quarter ended, we shifted gears to increase the Fund's exposure to the corporate bond market and also began to trim the Fund's duration as we felt Treasury yields had reached extremely low levels.

     The following table compares the performance of the Broad Market Fund, with that of the Barclays Capital U.S. Government/Credit Index and the Merrill Lynch U.S. Treasury Master Index for the periods ended December 31, 2008.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                             BROAD MARKET BOND FUND

                                                         Average Annual Total Returns
                                                 ------------------------------------------
                                          SIX                                      SINCE
                                        MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                        ------   ------   -------   --------   ------------
Broad Market Bond Fund
   -- Institutional Shares               5.88%    6.65%    4.66%      5.42%          NA
   -- A Shares (with sales charge)(2)    3.59%    4.23%      NA         NA         4.94%
   -- A Shares at NAV                    5.74%    6.36%      NA         NA         5.65%
Barclays Capital U.S.
   Government/Credit Index               4.68%    5.70%    4.64%      5.64%        5.56%
Merrill Lynch U.S.
   Treasury Master Index                11.49%   13.98%    6.41%      6.28%        8.64%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.71%, A SHARES - 0.96%

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2008. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

WILMINGTON MUNICIPAL BOND FUND

     The Wilmington Municipal Bond Fund (the "Fund") is an intermediate, high quality Fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 5 to 10 year range.

     On December 31, 2008, the Fund had an average effective maturity of 8.32 years, a duration of 6.07 years, and an average coupon of 5.10%, versus the target Barclays Capital U.S. Short/Intermediate Municipal Index, which had an average effective maturity of 4.25 years, a duration of 3.68 years and an average coupon of 5.09%.

     Performance for the Institutional Shares of the Fund for the six-month period ending December 31, 2008 was -3.27%, versus the Lipper Intermediate Municipal Debt Funds peer group of -2.04% and the Barclays Capital U.S. Short/Intermediate Municipal Index of 3.45%.

     During the period, the municipal market experienced a great deal of intra-period volatility as the credit crisis, bond insurance downgrades, auction-rate market collapse, and the market view of the economy was subject to constant and radical revisions.

                       MMD AAA-RATED MUNICIPAL YIELD CURVE

                               [PERFORMANCE GRAPH]

                              (PLOT POINTS TO COME)

WILMINGTON FUNDS -- FIXED INCOME FUNDS

     Municipal bonds experienced a historically terrible six-month period ended December 31, 2008. Prices deteriorated due to a complete collapse in participation of the traditional institutional market participants. Large institutional municipal market participants typically absorb about half of the demand within the municipal market. This segment, which includes broker/dealers, proprietary desks, hedge funds, banks and insurance companies, did not want to commit capital or simply had no capital to support the municipal market to the extent they had in the past. Due to the impaired balance sheets of the major Wall Street firms, bid/ask spreads widened, and in many cases, there were simply no bids being made on weaker bonds offered for sale. In the past, dealers have always acted as shock absorbers which have insulated the market from big price movements. Dealers would purchase bonds in the secondary and inventory them until retail investors were found. Without institutional participation, the municipal market experienced outsized movements up and down in yields/prices.

     Another factor was the struggling insurance industry, particularly the recent downfall of AIG. As we stated before, insurers are typically large holders of municipal bonds. It is estimated that AIG holds about $30 to $57 billion of municipal bonds, depending on the inclusion of leveraged positions. The market was anticipating a wave of selling from AIG and possibly others due to the need to raise capital and other large players did not want to risk capital before a deluge of secondary supply.

     Furthermore, with the enormous jump in short-term interest rates relating to the current credit crisis, arbitrage investors that profit from the positive yield curve in municipal bonds were not participating. These investors borrow short and buy long, but that strategy simply doesn't work during a crisis with sky high short-term rates.

     Without these participants, retail buyers effectively became the market maker for municipals and they were not equipped to evaluate credits. Thus, retail concentrated its buying on very high quality plain vanilla bonds maturing within ten years. Anything other than that type of bond structure suffered severely in comparison during the period. During this volatile period the Fund was forced to sell over 15% of its bond positions to cover large redemptions during the last two months of the period; its performance was significantly impacted as illiquid and volatile markets meant the trade execution was well below the mark-to-market pricing used to evaluate bonds for the indices. The difference in returns in the Barclays Capital Short/Intermediate Municipal Index and the Lipper Intermediate Municipal Debt Fund peer group bear this difference out. The Barclays Capital Short/Intermediate Municipal Index is a 1 to 10 year index heavily weighted in pre-refunded bonds. Hence, there was an enormous difference in returns for the period for the Lipper peer group (with its longer duration and lower quality), the index and the Fund.

     We entered a perfect storm for municipal bonds, but only in how it related to yields and pricing, not credit. The pricing services for municipal bonds have never had to deal with price volatility and such a thinly traded A/BBB-rated market. This has led to disjointed matrix pricing and almost nonsensically wide spreads.

     The following table compares the performance of the Municipal Bond Fund with that of the Barclays Capital U.S. Short/Intermediate Municipal Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                               MUNICIPAL BOND FUND

                                                         Average Annual Total Returns
                                                 ------------------------------------------
                                          SIX                                      SINCE
                                        MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                        ------   ------   -------   --------   ------------
Municipal Bond Fund
   -- Institutional Shares              (3.27)%  (2.95)%   1.73%      3.18%          NA
   -- A Shares (with sales charge)(2)   (5.30)%  (5.12)%     NA         NA         0.83%
   -- A Shares at NAV                   (3.37)%  (3.15)%     NA         NA         1.50%
Barclays Capital U.S.
   Short/Intermediate Municipal Index    3.45%    4.78%    3.46%      4.38%        4.40%
Barclays Capital U.S. Municipal
   Index                                (2.49)%  (2.47)%   2.71%      4.26%        1.86%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.61%, A SHARES - 0.86%

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2008. THE RETURNS PROVIDED FOR THE INDEX ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

     We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley
                                        ----------------------------------------
                                        John J. Kelley
                                        President

January 23, 2009

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

FOR THE PERIOD JULY 1, 2008 TO DECEMBER 31, 2008

EXPENSE TABLES

                                            BEGINNING     ENDING                 EXPENSES
                                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                              VALUE       VALUE       EXPENSE    DURING
                                             7/01/08     12/31/08      RATIO      PERIOD*
                                            ---------   ---------   ----------   --------
SHORT/INTERMEDIATE-TERM BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $1,055.90      0.59%      $3.06
Hypothetical 5% Return Before Expenses ..    1,000.00    1,022.20      0.59%       3.01
SHORT/INTERMEDIATE-TERM BOND FUND
-- A SHARES
Actual Fund Return ......................   $1,000.00   $1,055.00      0.84%      $4.40
Hypothetical 5% Return Before Expenses ..    1,000.00    1,020.87      0.84%       4.34
BROAD MARKET BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $1,058.80      0.69%      $3.58
Hypothetical 5% Return Before Expenses ..    1,000.00    1,021.69      0.69%       3.52
BROAD MARKET BOND FUND
-- A SHARES
Actual Fund Return ......................   $1,000.00   $1,057.40      0.94%      $4.87
Hypothetical 5% Return Before Expenses ..    1,000.00    1,020.41      0.94%       4.80
MUNICIPAL BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $  967.30      0.61%      $3.02
Hypothetical 5% Return Before Expenses ..    1,000.00    1,022.10      0.61%       3.11
MUNICIPAL BOND FUND
-- A SHARES
Actual Fund Return ......................   $1,000.00   $  966.30      0.86%      $4.26
Hypothetical 5% Return Before Expenses ..    1,000.00    1,020.82      0.86%       4.39

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2008

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

SHORT/INTERMEDIATE-TERM BOND FUND

                                     SECTOR
                                     ------

U.S. Agency Obligations ...............................................    36.9%
Corporate Bonds .......................................................    42.1%
U.S. Treasury Obligations .............................................    13.9%
Mortgage-Backed Securities ............................................     7.1%
                                                                          -----
                                                                          100.0%
                                                                          =====

                                     QUALITY
                                     -------

Treasury ..............................................................    13.9%
Agency ................................................................    36.9%
AAA ...................................................................     8.7%
AA ....................................................................     6.7%
A .....................................................................    18.1%
BBB ...................................................................    14.0%
Other .................................................................     1.7%
                                                                          -----
                                                                          100.0%
                                                                          =====

MUNICIPAL BOND FUND

                                     STATES
                                     ------

Municipal Bonds
Texas .................................................................    12.2%
Alabama ...............................................................    10.5%
Pennsylvania ..........................................................     9.6%
California ............................................................     8.7%
Washington ............................................................     8.0%
New York ..............................................................     6.5%
Colorado ..............................................................     5.0%
New Jersey ............................................................     3.8%
Illinois ..............................................................     3.6%
North Carolina ........................................................     3.4%
Other .................................................................    28.7%
                                                                          -----
                                                                          100.0%
                                                                          =====

BROAD MARKET BOND FUND

                                     SECTOR
                                     ------

Corporate Bonds .......................................................    44.7%
U.S. Treasury Obligations .............................................    25.3%
U.S. Agency Obligations ...............................................    22.3%
Mortgage-Backed Securities ............................................     6.2%
Preferred Stock .......................................................     0.3%
Short-Term Investments ................................................     1.2%
                                                                          -----
                                                                          100.0%
                                                                          =====

                                     QUALITY
                                     -------

Treasury ..............................................................    25.3%
Agency ................................................................    22.3%
AAA ...................................................................    10.6%
AA ....................................................................     5.3%
A .....................................................................    16.3%
BBB ...................................................................    18.3%
Other .................................................................     1.9%
                                                                          -----
                                                                          100.0%
                                                                          =====

                                     QUALITY
                                     -------

AAA ...................................................................    34.9%
AA ....................................................................    26.8%
A .....................................................................    26.1%
BBB ...................................................................    11.2%
Other .................................................................     1.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS

SHORT/INTERMEDIATE-TERM BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
CORPORATE BONDS -- 42.7%
   CONSUMER DISCRETIONARY -- 3.5%
      Comcast Cable Communications
         Holdings, Inc., 8.38%, 03/15/13 ................................................    Baa2, BBB+   $1,765,000   $  1,825,935
      Honeywell International, Inc.,
         6.13%, 11/01/11 ................................................................      A2, A         750,000        785,786
      Royal Caribbean Cruises Ltd.,
         7.00%, 06/15/13 ................................................................     Ba1, BB      1,200,000        684,000
      Time Warner Entertainment Co., LP,
         8.88%, 10/01/12 ................................................................    Baa2, BBB+    1,185,000      1,195,064
      Time Warner Entertainment Co., LP,
         8.38%, 03/15/23 ................................................................    Baa2, BBB+      175,000        176,236
                                                                                                                       ------------
                                                                                                                          4,667,021
                                                                                                                       ------------
   CONSUMER STAPLES -- 0.8%
      Kraft Foods, Inc., 4.13%, 11/12/09 ................................................    Baa2, BBB+    1,110,000      1,111,697
                                                                                                                       ------------
                                                                                                                          1,111,697
                                                                                                                       ------------
   ENERGY -- 2.3%
      ConocoPhillips, 9.38%, 02/15/11 ...................................................      A1, A         750,000        807,693
      Transocean, Inc., 5.25%, 03/15/13 .................................................    Baa2, BBB+      750,000        696,597
      Valero Energy Corp., 4.75%, 04/01/14 ..............................................    Baa3, BBB     1,845,000      1,597,311
                                                                                                                       ------------
                                                                                                                          3,101,601
                                                                                                                       ------------
   FINANCIALS -- 16.2%
      Bank of America Corp., 7.80%, 02/15/10 ............................................     Aa3, A+        525,000        537,884
      Bank of New York Mellon Corp. (The),
         4.95%, 11/01/12 ................................................................     Aa2, AA-     1,900,000      1,929,007
      Bank One Corp., 8.00%, 04/29/27 ...................................................      Aa3, A        265,000        284,090
      BP Capital Markets PLC, 5.25%, 11/07/13 ...........................................     Aa1, AA      1,300,000      1,357,117
      Bear Stearns Cos. LLC (The),
         4.55%, 06/23/10 ................................................................     Aa2, A+      1,825,000      1,822,290
      Capital One Financial Corp.,
         2.47%, 09/10/09++ ..............................................................     A3, BBB+       800,000        762,027
      CIT Group, Inc., 7.63%, 11/30/12 ..................................................    Baa1, BBB+    2,000,000      1,688,338
      Citigroup, Inc., 6.50%, 08/19/13 ..................................................      A2, A       1,180,000      1,190,721
      FIA Card Services, NA, 4.63%, 08/03/09 ............................................     Aaa, AA-     1,465,000      1,464,883
      Ford Motor Credit Co., LLC,
         7.88%, 06/15/10 ................................................................    Caa1, CCC+    1,350,000      1,080,243
      General Electric Capital Corp.,
         4.88%, 10/21/10 ................................................................     Aaa, AAA       875,000        886,319
      HSBC Corp., 6.38%, 11/27/12 .......................................................     Aa2, AA        875,000        856,082
      International Lease Finance Corp.,
         5.13%, 11/01/10 ................................................................     Baa1, A-       660,000        516,856
      John Deere Capital Corp., 4.90%, 09/09/13 .........................................      A2, A         900,000        883,326
      JPMorgan Chase & Co.,
         3.13%, 12/01/11(1) .............................................................     Aa2, A+        750,000        779,174

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

SHORT/INTERMEDIATE-TERM BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
FINANCIALS -- (CONTINUED)
   Merrill Lynch & Co., Inc.,
      6.88%, 04/25/18 ..................................................................       A2, A      $1,700,000   $  1,778,244
   Morgan Stanley, 4.75%, 04/01/14 .....................................................       A2, A       1,750,000      1,333,306
   SLM Corp., 4.50%, 07/26/10(1) .......................................................     Baa2, BBB-      900,000        781,080
   Swiss Bank Corp., 7.38%, 06/15/17 ...................................................      Aa2, A+        700,000        715,907
   Wachovia Corp., 7.57%, 08/01/26++ ...................................................       A1, A+        175,000        168,610
   Wells Fargo Financial, Inc.,
      5.50%, 08/01/12 ..................................................................      Aaa, AAA       615,000        614,704
   Wells Fargo & Co., 5.13%, 09/01/12 ..................................................      Aa1, AA        348,000        352,098
                                                                                                                       ------------
                                                                                                                         21,782,306
                                                                                                                       ------------
HEALTH CARE -- 1.2%
   Merck & Co., Inc., 4.38%, 02/15/13 ..................................................     Baa2, BBB+      700,000        724,651
   Schering-Plough Corp., 5.55%, 12/01/13 ..............................................     Baa2, BBB+      875,000        881,398
                                                                                                                       ------------
                                                                                                                          1,606,049
                                                                                                                       ------------
INDUSTRIALS -- 6.6%
   Allied Waste North America, Inc.,
      6.88%, 06/01/17 ..................................................................     Baa3, BBB       600,000        558,000
   CSX Corp., 7.90%, 05/01/17 ..........................................................     Baa3, BBB-      685,000        705,029
   Donnelley (R.R) & Sons, 3.75%, 04/01/09 .............................................     Baa2, BBB+    1,165,000      1,142,942
   EI Du Pont de Nemours & Co.,
      5.00%, 07/15/13 ..................................................................       A2, A       1,000,000      1,006,017
   General Electric Co., 5.00%, 02/01/13 ...............................................      Aaa, AAA       875,000        884,880
   Hess Corp., 6.65%, 08/15/11 .........................................................     Baa2, BBB-      750,000        749,703
   Ingersoll-Rand Co., 6.02%, 02/15/28 .................................................     Baa1, BBB+    2,015,000      2,017,353
   Tyco Electronics Group SA,
      6.00%, 10/01/12 ..................................................................     Baa2, BBB     1,150,000      1,037,418
   United Technologies Corp.,
      6.35%, 03/01/11 ..................................................................       A2, A         700,000        740,144
                                                                                                                       ------------
                                                                                                                          8,841,486
                                                                                                                       ------------
INFORMATION TECHNOLOGY -- 1.9%
   Cisco Systems, Inc., 5.50%, 02/22/16 ................................................       A1, A+        800,000        847,341
   International Business Machines Corp.,
      4.75%, 11/29/12 ..................................................................       A1, A+        875,000        903,690
   Oracle Corp., 5.00%, 01/15/11 .......................................................       A2, A         790,000        811,312
                                                                                                                       ------------
                                                                                                                          2,562,343
                                                                                                                       ------------
MATERIALS -- 0.6%
   Alcoa, Inc., 5.72%, 02/23/19 ........................................................     Baa1, BBB+    1,100,000        826,058
                                                                                                                       ------------
                                                                                                                            826,058
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

SHORT/INTERMEDIATE-TERM BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   TELECOMMUNICATION SERVICES -- 3.1%
      AT&T, Inc., 5.10%, 09/15/14 .......................................................      A2, A      $  875,000   $    860,114
      Embarq Corp., 6.74%, 06/01/13 .....................................................    Baa3, BBB-    1,150,000        971,750
      Verizon California, Inc., 6.70%, 09/01/09 .........................................      A3, A         525,000        525,886
      Verizon Global Funding Corp.,
         7.25%, 12/01/10 ................................................................      A3, A       1,750,000      1,834,632
                                                                                                                       ------------
                                                                                                                          4,192,382
                                                                                                                       ------------
   UTILITIES -- 6.5%
      Alabama Power Co., 5.20%, 01/15/16 ................................................      A2, A         850,000        832,872
      CMS Energy Corp., 6.55%, 07/17/17 .................................................    Ba1, BBB-       625,000        503,143
      Detroit Edison Co. (The), 5.60%, 06/15/18 .........................................     A3, BBB        950,000        909,678
      Devon Financing Corp., 6.88%, 09/30/11 ............................................    Baa1, BBB+      965,000        973,840
      Florida Power Corp., 6.65%, 07/15/11 ..............................................     A3, BBB+     1,500,000      1,574,427
      Oklahoma Gas & Electric Co.,
         6.65%, 07/15/27 ................................................................     A2, BBB+       440,000        420,324
      Pacific Gas & Electric Co.,
         4.20%, 03/01/11 ................................................................     A3, BBB+       875,000        864,389
      PECO Energy Corp., 4.75%, 10/01/12 ................................................     A2, BBB      2,000,000      1,946,710
      Southern California Edison Corp.,
         5.00%, 01/15/16 ................................................................     A3, BBB+       654,000        661,626
                                                                                                                       ------------
                                                                                                                          8,687,009
                                                                                                                       ------------
      TOTAL CORPORATE BONDS (Cost $59,551,527) ..........................................                                57,377,952
                                                                                                                       ------------
MORTGAGE-BACKED SECURITIES -- 7.1%
      Federal Home Loan Mortgage Corporation Notes, 2751 VT,
         6.00%, 02/15/34 ................................................................                      7,633          7,850
      Federal Home Loan Mortgage Corporation Notes, 3159 PB,
         6.00%, 01/15/29 ................................................................                  1,100,000      1,130,726
      Federal Home Loan Mortgage Corporation Notes, Pool B19228,
         4.50%, 04/01/20 ................................................................                    383,425        393,062
      Federal Home Loan Mortgage Corporation Notes, Pool E00530,
         6.00%, 01/01/13 ................................................................                     35,662         36,910
      Federal Home Loan Mortgage Corporation Notes, Pool G01625,
         5.00%, 11/01/33 ................................................................                    461,245        472,507
      Federal Home Loan Mortgage Corporation Notes, Pool G02390,
         6.00%, 09/01/36 ................................................................                    450,706        464,809
      Federal Home Loan Mortgage Corporation Notes, Pool G08097,
         6.50%, 11/01/35 ................................................................                    227,824        236,972

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

SHORT/INTERMEDIATE-TERM BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                                           PRINCIPAL       VALUE
                                                                                                            AMOUNT       (NOTE 2)
                                                                                                          ----------   ------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
      Federal Home Loan Mortgage Corporation Notes, Pool G08193,
         6.00%, 04/01/37 ................................................................                 $  788,607   $    813,240
      Federal Home Loan Mortgage Corporation Notes, Pool M80842,
         3.50%, 08/01/10 ................................................................                  1,624,592      1,618,515
      Federal National Mortgage Association Notes, 2005-29 WC,
         4.75%, 04/25/35 ................................................................                    308,091        315,023
      Federal National Mortgage Association Notes, 2005-97 LB,
         5.00%, 11/25/35 ................................................................                    975,963        958,741
      Federal National Mortgage Association Notes, Pool 254833,
         4.50%, 08/01/18 ................................................................                    172,388        177,313
      Federal National Mortgage Association Notes, Pool 256639,
         5.00%, 02/01/27 ................................................................                    771,003        789,465
      Federal National Mortgage Association Notes, Pool 256752,
         6.00%, 06/01/27 ................................................................                    408,586        421,312
      Federal National Mortgage Association Notes, Pool 257007,
         6.00%, 12/01/27 ................................................................                    858,188        884,918
      Federal National Mortgage Association Notes, Pool 612514,
         4.22%, 05/01/33++ ..............................................................                    192,420        193,035
      Federal National Mortgage Association Notes, Pool 629603,
         5.50%, 02/01/17 ................................................................                    171,499        177,875
      Federal National Mortgage Association Notes, Pool 688996,
         8.00%, 11/01/24 ................................................................                     56,651         60,034
      Federal National Mortgage Association Notes, Pool 745412,
         5.50%, 12/01/35 ................................................................                    352,732        361,951
                                                                                                                       ------------
      TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,279,500) ................................                                 9,514,258
                                                                                                                       ------------
U.S. AGENCY OBLIGATIONS -- 37.4%
   FEDERAL HOME LOAN BANKS NOTES -- 10.1%
      Federal Home Loan Banks Notes, 2.44%, 03/09/09 ....................................                     65,750         65,682
      Federal Home Loan Banks Notes, 4.75%, 04/24/09(1) .................................                    400,000        405,516
      Federal Home Loan Banks Notes, 4.38%, 03/17/10 ....................................                  1,225,000      1,277,804
      Federal Home Loan Banks Notes, 4.88%, 11/18/11 ....................................                  5,195,000      5,672,950
      Federal Home Loan Banks Notes, 4.50%, 09/16/13 ....................................                  1,200,000      1,307,713
      Federal Home Loan Banks Notes, 5.50%, 08/13/14 ....................................                  2,000,000      2,306,032
      Federal Home Loan Banks Notes, 4.88%, 05/17/17 ....................................                  2,250,000      2,543,630
                                                                                                                       ------------
                                                                                                                         13,579,327
                                                                                                                       ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.8%
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 .....................                  3,300,000      3,598,904
      Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11 .....................                    615,000        681,747
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 .....................                  1,315,000      1,440,872
      Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 .....................                  6,500,000      7,401,582
                                                                                                                       ------------
                                                                                                                         13,123,105
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

SHORT/INTERMEDIATE-TERM BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                                           PRINCIPAL       VALUE
                                                                                                            AMOUNT       (NOTE 2)
                                                                                                          ----------   ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 17.5%
      Federal National Mortgage Association Notes, 4.75%, 03/12/10 ......................                 $2,795,000   $  2,911,691
      Federal National Mortgage Association Notes, 6.63%, 11/15/10 ......................                  3,300,000      3,634,838
      Federal National Mortgage Association Notes, 5.50%, 03/15/11 ......................                  2,405,000      2,629,543
      Federal National Mortgage Association Notes, 5.00%, 10/15/11 ......................                  2,000,000      2,184,798
      Federal National Mortgage Association Notes, 4.13%, 04/15/14 ......................                  4,985,000      5,383,561
      Federal National Mortgage Association Notes, 5.00%, 02/13/17 ......................                  2,500,000      2,836,223
      Federal National Mortgage Association Notes, 5.00%, 05/11/17 ......................                  3,500,000      3,990,766
                                                                                                                       ------------
                                                                                                                         23,571,420
                                                                                                                       ------------
      TOTAL U.S. AGENCY OBLIGATIONS (Cost $45,707,229) ..................................                                50,273,852
                                                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- 14.2%
      U.S. Treasury Notes, 4.25%, 10/15/10(1) ...........................................                    875,000        934,371
      U.S. Treasury Notes, 4.75%, 03/31/11 ..............................................                  1,280,000      1,393,900
      U.S. Treasury Notes, 5.00%, 08/15/11 ..............................................                    180,000        200,405
      U.S. Treasury Notes, 3.13%, 04/30/13 ..............................................                  2,000,000      2,164,844
      U.S. Treasury Notes, 4.25%, 11/15/14 ..............................................                  1,300,000      1,504,039
      U.S. Treasury Notes, 4.13%, 05/15/15 ..............................................                  6,420,000      7,362,937
      U.S. Treasury Notes, 4.50%, 02/15/16(1) ...........................................                  2,000,000      2,354,376
      U.S. Treasury Notes, 4.75%, 08/15/17 ..............................................                  1,100,000      1,315,187
      U.S. Treasury Notes, 4.25%, 11/15/17 ..............................................                  1,050,000      1,223,168
      U.S. Treasury Notes, 4.00%, 08/15/18(1) ...........................................                    500,000        577,383
                                                                                                                       ------------
                                                                                                                         19,030,610
                                                                                                                       ------------
      TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,750,210) ................................                                19,030,610
                                                                                                                       ------------
                                                                                                            SHARES
                                                                                                          ----------
SHORT-TERM INVESTMENTS -- 0.0%
      BlackRock Liquidity Funds TempCash Portfolio - Institutional Series ...............                     29,438         29,438
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series ...............                     29,438         29,438
                                                                                                                       ------------
                                                                                                                             58,876
                                                                                                                       ------------
      TOTAL SHORT-TERM INVESTMENTS (Cost $58,876) .......................................                                    58,876
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

SHORT/INTERMEDIATE-TERM BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                                                           VALUE
                                                                                                            SHARES       (NOTE 2)
                                                                                                          ----------   ------------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES -- 4.5%
      Institutional Money Market Trust ................................................................    5,976,125   $  5,976,125
                                                                                                                       ------------
   TOTAL SHORT-TERM INVESTMENT HELD AS
      COLLATERAL FOR LOANED SECURITIES
      (COST $5,976,125)(4) ............................................................................                   5,976,125
                                                                                                                       ------------
   TOTAL INVESTMENTS -- 105.9% (COST $137,323,467)(2)(3) ..............................................                 142,231,673
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.9)% ....................................................                  (7,942,592)
                                                                                                                       ------------
   NET ASSETS -- 100.0% ...............................................................................                $134,289,081
                                                                                                                       ============

----------
+    The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2008.

(1)  Security partially or fully on loan.

(2) At December 31, 2008, the market value of securities on loan for the Short/Intermediate Bond Fund was $5,851,800.

(3) The cost for Federal income tax purposes is $137,323,467. At December 31, 2008, net unrealized appreciation was $4,908,206. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,997,354 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,089,148.

(4)  See Note 5 in Notes to Financial Statements.

PLC -- Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

BROAD MARKET BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
CORPORATE BONDS -- 44.7%
   CONSUMER DISCRETIONARY -- 4.3%
      Comcast Cable Communications
         Holdings, Inc., 8.38%, 03/15/13 ................................................    Baa2, BBB+   $  896,000   $    926,933
      Honeywell International, Inc.,
         6.13%, 11/01/11 ................................................................       A2, A        750,000        785,786
      Royal Caribbean Cruises Ltd.,
         7.00%, 06/15/13 ................................................................      Ba1, BB       300,000        171,000
      Time Warner Entertainment Co., LP,
         8.88%, 10/01/12 ................................................................    Baa2, BBB+      300,000        302,548
      Time Warner Entertainment Co., LP,
         8.38%, 03/15/23 ................................................................    Baa2, BBB+      900,000        906,357
                                                                                                                       ------------
                                                                                                                          3,092,624
                                                                                                                       ------------
   CONSUMER STAPLES -- 1.5%
      Kraft Foods, Inc., 4.13%, 11/12/09 ................................................    Baa2, BBB+      650,000        650,994
      Kraft Foods, Inc., 5.25%, 10/01/13 ................................................    Baa2, BBB+      400,000        390,158
                                                                                                                       ------------
                                                                                                                          1,041,152
                                                                                                                       ------------
   ENERGY -- 3.1%
      Marathon Oil Corp., 6.80%, 03/15/32 ...............................................    Baa1, BBB+    1,700,000      1,285,331
      Transocean, Inc., 5.25%, 03/15/13 .................................................    Baa2, BBB+      250,000        232,199
      Valero Energy Corp., 4.75%, 04/01/14 ..............................................     Baa3, BBB      785,000        679,615
                                                                                                                       ------------
                                                                                                                          2,197,145
                                                                                                                       ------------
   FINANCIALS -- 17.4%
      Bank of America Corp., 7.80%, 02/15/10 ............................................      Aa3, A+       350,000        358,589
      Bank of New York Mellon Corp. (The),
         4.95%, 11/01/12 ................................................................     Aa2, AA-       600,000        609,160
      Bank One Corp., 8.00%, 04/29/27 ...................................................      Aa3, A        425,000        455,616
      Bear Stearns Cos. LLC (The),
         4.55%, 06/23/10 ................................................................      Aa2, A+       843,000        841,748
      CIT Group, Inc., 7.63%, 11/30/12 ..................................................    Baa1, BBB+      900,000        759,752
      Citigroup, Inc., 5.63%, 08/27/12 ..................................................       A2, A        800,000        749,942
      Citigroup, Inc., 6.50%, 08/19/13 ..................................................       A2, A        555,000        560,043
      FIA Card Services, NA, 4.63%, 08/03/09 ............................................     Aaa, AA-       900,000        899,928
      Ford Motor Credit Co., LLC,
         7.88%, 06/15/10 ................................................................    Caa1, CCC+      400,000        320,072
      General Electric Capital Corp.,
         4.88%, 10/21/10 ................................................................     Aaa, AAA       900,000        911,642
      John Deere Capital Corp., 4.90%, 09/09/13 .........................................       A2, A        425,000        417,126
      JPMorgan Chase & Co.,
         3.13%, 12/01/11(1) .............................................................      Aa2, A+       550,000        571,395
      Merrill Lynch & Co., Inc.,
         6.88%, 04/25/18 ................................................................       A2, A        765,000        800,210
      Morgan Stanley, 4.75%, 04/01/14 ...................................................       A2, A      1,000,000        761,889

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

BROAD MARKET BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
FINANCIALS -- (CONTINUED)
   SLM Corp., 4.50%, 07/26/10(1) ........................................................    Baa2, BBB-   $  300,000   $    260,360
   Swiss Bank Corp., 7.38%, 06/15/17 ....................................................      Aa2, A+     1,400,000      1,431,814
   Wachovia Corp., 7.57%, 08/01/26++ ....................................................      A1, A+        591,000        569,421
   Wells Fargo Financial, Inc.,
      5.50%, 08/01/12 ...................................................................     Aaa, AAA       400,000        399,807
   Wells Fargo & Co., 5.13%, 09/01/12 ...................................................      Aa1, AA       700,000        708,243
                                                                                                                       ------------
                                                                                                                         12,386,757
                                                                                                                       ------------
HEALTH CARE -- 1.6%
   Johnson & Johnson, 5.85%, 07/15/38 ...................................................     Aaa, AAA       700,000        845,703
   Merck & Co., Inc., 4.38%, 02/15/13 ...................................................    Baa2, BBB+      325,000        336,445
                                                                                                                       ------------
                                                                                                                          1,182,148
                                                                                                                       ------------
INDUSTRIALS -- 7.9%
   Allied Waste North America, Inc.,
      6.88%, 06/01/17 ...................................................................     Baa3, BBB      300,000        279,000
   CSX Corp., 7.90%, 05/01/17 ...........................................................    Baa3, BBB-    1,414,000      1,455,344
   Donnelley (R.R.) & Sons,
      3.75%, 04/01/09 ...................................................................    Baa2, BBB+      800,000        784,853
   EI Du Pont de Nemours & Co.,
      5.00%, 07/15/13 ...................................................................       A2, A        325,000        326,956
   General Electric Co., 5.00%, 02/01/13 ................................................     Aaa, AAA       700,000        707,904
   Hess Corp., 6.65%, 08/15/11 ..........................................................    Baa2, BBB-      530,000        529,790
   Ingersoll-Rand Co., 6.02%, 02/15/28 ..................................................    Baa1, BBB+      900,000        901,051
   Tyco Electronics Group SA,
      6.00%, 10/01/12 ...................................................................     Baa2, BBB      400,000        360,841
   United Technologies Corp.,
      6.35%, 03/01/11 ...................................................................       A2, A        300,000        317,204
                                                                                                                       ------------
                                                                                                                          5,662,943
                                                                                                                       ------------
MATERIALS -- 0.6%
   Alcoa, Inc., 5.72%, 02/23/19 .........................................................    Baa1, BBB+      550,000        413,029
                                                                                                                       ------------
                                                                                                                            413,029
                                                                                                                       ------------
TELECOMMUNICATION SERVICES -- 3.5%
   Embarq Corp., 6.74%, 06/01/13 ........................................................    Baa3, BBB-      450,000        380,250
   Verizon Communications, Inc.,
      8.95%, 03/01/39 ...................................................................       A3, A        500,000        645,845
   Verizon Global Funding Corp.,
      7.25%, 12/01/10 ...................................................................       A3, A      1,400,000      1,467,705
                                                                                                                       ------------
                                                                                                                          2,493,800
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

BROAD MARKET BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL      VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
UTILITIES -- 4.8%
   CMS Energy Corp., 6.55%, 07/17/17 ....................................................    Ba1, BBB-    $  300,000   $    241,508
   Devon Financing Corp., 6.88%, 09/30/11 ...............................................    Baa1, BBB+      500,000        504,581
   Nevada Power Co., 8.25%, 06/01/11 ....................................................    Baa3, BBB     1,000,000      1,020,611
   Oklahoma Gas & Electric Co.,
      6.65%, 07/15/27 ...................................................................     A2, BBB+       565,000        539,734
   Pacific Gas & Electric Co.,
      4.20%, 03/01/11 ...................................................................     A3, BBB+       450,000        444,543
   PECO Energy Corp., 4.75%, 10/01/12 ...................................................      A2, BBB       670,000        652,148
                                                                                                                       ------------
                                                                                                                          3,403,125
                                                                                                                       ------------
   TOTAL CORPORATE BONDS (Cost $33,087,963) .............................................                                31,872,723
                                                                                                                       ------------
MORTGAGE-BACKED SECURITIES -- 6.2%
   Federal Home Loan Mortgage Corporation Notes, 3159 PB,
      6.00%, 01/15/29 ...................................................................                    700,000        719,553
   Federal Home Loan Mortgage Corporation Notes, Pool E00530,
      6.00%, 01/01/13 ...................................................................                     21,546         22,300
   Federal Home Loan Mortgage Corporation Notes, Pool G01625,
      5.00%, 11/01/33 ...................................................................                    461,245        472,507
   Federal Home Loan Mortgage Corporation Notes, Pool G02390,
      6.00%, 09/01/36 ...................................................................                    257,546        265,605
   Federal Home Loan Mortgage Corporation Notes, Pool G08097,
      6.50%, 11/01/35 ...................................................................                    140,784        146,437
   Federal Home Loan Mortgage Corporation Notes, Pool M80842,
      3.50%, 08/01/10 ...................................................................                    141,954        141,424
   Federal Home Loan Mortgage Corporation Notes, Pool M80865,
      7 Yr. Balloon, 4.50%, 11/01/10 ....................................................                    328,864        328,395
   Federal National Mortgage Association Notes, 2005-29 WC,
      4.75%, 04/25/35 ...................................................................                    142,196        145,395
   Federal National Mortgage Association Notes, Pool 254833,
      4.50%, 08/01/18 ...................................................................                    129,291        132,985
   Federal National Mortgage Association Notes, Pool 256515,
      6.50%, 12/01/36 ...................................................................                    341,155        354,748
   Federal National Mortgage Association Notes, Pool 256639,
      5.00%, 02/01/27 ...................................................................                    385,502        394,732
   Federal National Mortgage Association Notes, Pool 256752,
      6.00%, 06/01/27 ...................................................................                    326,869        337,050
   Federal National Mortgage Association Notes, Pool 629603,
      5.50%, 02/01/17 ...................................................................                    102,899        106,725
   Federal National Mortgage Association Notes, Pool 745412,
      5.50%, 12/01/35 ...................................................................                    349,932        359,079
   Federal National Mortgage Association Notes, Pool 838891,
      6.00%, 07/01/35 ...................................................................                    459,712        473,882
                                                                                                                       ------------
   TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,280,464) ...................................                                 4,400,817
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

BROAD MARKET BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                                           PRINCIPAL       VALUE
                                                                                                            AMOUNT       (NOTE 2)
                                                                                                          ----------   ------------
U.S. TREASURY OBLIGATIONS -- 25.3%
   U.S. TREASURY BONDS -- 13.9%
      U.S. Treasury Bonds, 7.50%, 11/15/16 ............................................................   $  300,000   $    409,594
      U.S. Treasury Bonds, 8.88%, 02/15/19 ............................................................    1,130,000      1,737,199
      U.S. Treasury Bonds, 7.13%, 02/15/23 ............................................................      525,000        761,660
      U.S. Treasury Bonds, 6.00%, 02/15/26 ............................................................      800,000      1,116,500
      U.S. Treasury Bonds, 6.38%, 08/15/27 ............................................................      450,000        658,547
      U.S. Treasury Bonds, 5.25%, 02/15/29 ............................................................    1,950,000      2,585,883
      U.S. Treasury Bonds, 6.25%, 05/15/30 ............................................................      500,000        751,875
      U.S. Treasury Bonds, 5.38%, 02/15/31 ............................................................    1,350,000      1,854,984
                                                                                                                       ------------
                                                                                                                          9,876,242
                                                                                                                       ------------
   U.S. TREASURY NOTES -- 11.4%
      U.S. Treasury Notes, 3.63%, 06/15/10 ............................................................      325,000        339,676
      U.S. Treasury Notes, 4.75%, 03/31/11 ............................................................      750,000        816,738
      U.S. Treasury Notes, 3.13%, 04/30/13 ............................................................      400,000        432,969
      U.S. Treasury Notes, 4.25%, 11/15/13 ............................................................      800,000        913,000
      U.S. Treasury Notes, 4.25%, 11/15/14 ............................................................      800,000        925,562
      U.S. Treasury Notes, 4.13%, 05/15/15 ............................................................    1,270,000      1,456,531
      U.S. Treasury Notes, 4.50%, 02/15/16(1) .........................................................      500,000        588,594
      U.S. Treasury Notes, 4.75%, 08/15/17 ............................................................      800,000        956,500
      U.S. Treasury Notes, 4.00%, 08/15/18(1) .........................................................    1,500,000      1,732,149
                                                                                                                       ------------
                                                                                                                          8,161,719
                                                                                                                       ------------
      TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,775,710) ..............................................                  18,037,961
                                                                                                                       ------------
U.S. AGENCY OBLIGATIONS -- 22.3%
   FEDERAL HOME LOAN BANKS NOTES -- 6.8%
      Federal Home Loan Banks Notes, 4.88%, 11/18/11 ..................................................      600,000        655,201
      Federal Home Loan Banks Notes, 5.75%, 05/15/12 ..................................................    1,185,000      1,328,796
      Federal Home Loan Banks Notes, 4.50%, 11/15/12 ..................................................    1,000,000      1,079,474
      Federal Home Loan Banks Notes, 4.50%, 09/16/13 ..................................................      300,000        326,928
      Federal Home Loan Banks Notes, 5.25%, 06/18/14 ..................................................      800,000        910,127
      Federal Home Loan Banks Notes, 5.50%, 08/13/14 ..................................................      500,000        576,508
                                                                                                                       ------------
                                                                                                                          4,877,034
                                                                                                                       ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.5%
      Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09 ...................................      500,000        510,085
      Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 ...................................    1,000,000      1,090,577
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 ...................................      500,000        547,860
      Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 ...................................      900,000      1,024,834
                                                                                                                       ------------
                                                                                                                          3,173,356
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

BROAD MARKET BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                                           PRINCIPAL       VALUE
                                                                                                            AMOUNT       (NOTE 2)
                                                                                                          ----------   ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 11.0%
      Federal National Mortgage Association Notes, 6.63%, 09/15/09 ....................................   $1,000,000   $  1,040,884
      Federal National Mortgage Association Notes, 6.63%, 11/15/10 ....................................    1,000,000      1,101,466
      Federal National Mortgage Association Notes, 5.00%, 02/13/17 ....................................    1,000,000      1,134,489
      Federal National Mortgage Association Notes, 5.00%, 05/11/17 ....................................    1,000,000      1,140,219
      Federal National Mortgage Association Notes, 6.25%, 05/15/29 ....................................    1,400,000      1,911,546
      Federal National Mortgage Association Notes, 7.25%, 05/15/30 ....................................      400,000        610,499
      Federal National Mortgage Association Notes, 4.88%, 12/15/16 ....................................      800,000        893,915
                                                                                                                       ------------
                                                                                                                          7,833,018
                                                                                                                       ------------
      TOTAL U.S. AGENCY OBLIGATIONS (Cost $14,412,170) ................................................                  15,883,408
                                                                                                                       ------------

                                                                                                            SHARES
                                                                                                          ----------
PREFERRED STOCK -- 0.3%
   FINANCIALS -- 0.3%
      Wachovia Capital Trust IX, 6.375% ...............................................................       12,000        230,760
                                                                                                                       ------------
      TOTAL PREFERRED STOCK (Cost $300,000) ...........................................................                     230,760
                                                                                                                       ------------
SHORT-TERM INVESTMENTS -- 1.3%
      BlackRock Liquidity Funds TempCash
         Portfolio -- Institutional Series ............................................................       452,796       452,796
      BlackRock Liquidity Funds TempFund
         Portfolio -- Institutional Series ............................................................       452,795       452,795
                                                                                                                       ------------
                                                                                                                            905,591
                                                                                                                       ------------
      TOTAL SHORT-TERM INVESTMENTS (Cost $905,591) ....................................................                     905,591
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

BROAD MARKET BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                                                           VALUE
                                                                                                            SHARES       (NOTE 2)
                                                                                                          ----------   ------------
SHORT-TERM INVESTMENT HELD AS
   COLLATERAL FOR LOANED SECURITIES -- 4.4%
      Institutional Money Market Trust ................................................................    3,163,756   $  3,163,756
                                                                                                                       ------------
   TOTAL SHORT-TERM INVESTMENT HELD AS
      COLLATERAL FOR LOANED SECURITIES
      (COST $3,163,756)(4) ............................................................................                   3,163,756
                                                                                                                       ------------
   TOTAL INVESTMENTS -- 104.5% (COST $70,925,654)(2)(3) ...............................................                  74,495,016
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.5)% ....................................................                  (3,241,688)
                                                                                                                       ------------
   NET ASSETS -- 100.0% ...............................................................................                $ 71,253,328
                                                                                                                       ============

----------
+    The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2008.

(1)  Security partially or fully on loan.

(2) At December 31, 2008, the market value of securities on loan for the Broad Market Bond Fund was $3,093,515.

(3) The cost for Federal income tax purposes is $70,925,654. At December 31, 2008, net unrealized appreciation was $3,569,362. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,471,394, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,902,032.

(4)  See Note 5 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
MUNICIPAL BONDS -- 98.4%
   ALABAMA -- 10.5%
      Alabama 21st Century Auth. Tobacco Settlement
         Rev. Bonds, 5.10%, 12/01/09 ....................................................     Baa1, A-    $  500,000   $    501,550
      Alabama 21st Century Auth. Tobacco Settlement
         Rev. Bonds, 5.75%, 12/01/17 ....................................................     Baa1, A-       465,000        429,251
      Alabama Housing Fin. Auth. Single Family Mtge.
         Rev. Bonds, Ser. A-1, (GNMA/FNMA),
         5.00%, 10/01/14 ................................................................     Aaa, NR        110,000        109,375
      Alabama State Brd. of Educ. Calhoun Community
         College Rev. Bonds, (AMBAC),
         5.00%, 05/01/15 ................................................................      A2, NR        500,000        536,470
      Alabama Water Poll. Cntrl. Auth. Rev. Bonds,
         Ser. B, (AMBAC), 4.50%, 08/15/10 ...............................................     Baa1, A        250,000        250,447
      Birmingham, AL Airport Auth. Rev. Bond
         Ref. - Amt, (AMBAC), 5.00%, 07/01/12 ...........................................      A2, A       2,370,000      2,389,576
      East Alabama Health Care Auth. Ser. A,
         5.25%, 09/01/36 ................................................................      NR, A         200,000        179,246
      Jefferson County, AL Sewer Rev. Bonds, (FSA),
         5.25%, 02/01/11 ................................................................     Aa3, AAA       250,000        226,183
      Mobile, AL Industrial Development Board VRDB,
         4.75%, 06/01/34* ...............................................................      A2, A         500,000        503,510
      Mobile, AL Industrial Development Board VRDB,
         5.00%, 06/01/34* ...............................................................      A2, A       5,000,000      4,957,600
      Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA),
         4.60%, 10/01/13 ................................................................      A1, NR        165,000        171,966
      Univ. of Alabama at Birmingham Hospital
         Rev. Bonds, Ser. A, 5.00%, 09/01/15 ............................................      A1, A+        500,000        486,830
      Univ. of Alabama at Birmingham Hospital
         Rev. Bonds, Ser. A, 5.75%, 09/01/22 ............................................      A1, A+      1,000,000        924,290
                                                                                                                       ------------
                                                                                                                         11,666,294
                                                                                                                       ------------
   ARIZONA -- 2.3%
      Greenlee County, AZ School Dist. Gen. Oblig.
         Unltd. Bonds, 5.00%, 07/01/09 ..................................................     Baa3, NR       175,000        174,618
      Greenlee County, AZ School Dist. Gen. Oblig.
         Unltd. Bonds, 5.00%, 07/01/10 ..................................................     Baa3, NR       150,000        146,907
      Greenlee County, AZ School Dist. Gen. Oblig.
         Unltd. Bonds, 5.00%, 07/01/13 ..................................................     Baa3, NR       200,000        214,414
      Salt River Proj., AZ Agric. Imp. & Power Dist.
         Rev. Bonds, Ser. A, 5.25%, 01/01/20 ............................................     Aa1, AA      1,000,000      1,040,010
      Tucson, AZ Certificate Participation Bonds, Public
         Improvements, Ser. A, (MBIA),
         5.00%, 07/01/21 ................................................................      A1, AA      1,000,000      1,025,080
                                                                                                                       ------------
                                                                                                                          2,601,029
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   CALIFORNIA -- 8.7%
      ABAG Fin. Auth. for Nonprofit Coros, California
         Rev. Bonds (Windemere Ranch Financing
         Prog.), Ser. A, (CIFG), 5.00%, 09/02/20 ........................................     NR, BBB     $1,340,000   $  1,124,675
      ABAG Fin. Auth. for Nonprofit Coros, California
         Rev. Bonds (Windemere Ranch Financing
         Prog.), Ser. A, (CIFG), 5.00%, 09/02/21 ........................................     NR, BBB      3,660,000      2,999,809
      California Health Facilities Fin. Auth. Rev.
         Bonds, 5.13%, 07/01/22 .........................................................      A2, A       1,000,000        919,670
      California Infrastructure & Economic Dev.
         Rev. Bonds, 5.00%, 10/01/18 ....................................................     Aa2, AA+       365,000        384,860
      California State Public Works Brd. Ref. Rev.
         Bonds, Ser. D, (MBIA), 5.25%, 10/01/11 .........................................      A2, AA        150,000        157,224
      California State School Imps. Ref. Gen.
         Oblig. Bonds, 5.25%, 02/01/14 ..................................................      A1, A+        585,000        621,012
      Glendale, CA Univ. School Dist. Gen. Oblig.
         Bonds, Ser. C, (FSA), 5.50%, 09/01/15 ..........................................     Aa3, AAA       125,000        128,275
      Lancaster, CA Redev. Agency Tax Allocation Ref.
         Bonds, (XCLA), 5.25%, 12/01/20 .................................................      NR, A         400,000        351,728
      Palm Desert, CA Fin. Auth., (MBIA),
         5.00%, 04/01/25 ................................................................      A3, AA        500,000        384,805
      Redwood City, CA Elementary School Dist. Gen.
         Oblig. Bonds, (FGIC), 5.50%, 08/01/14 ..........................................      NR, AA        125,000        140,370
      San Francisco, CA City & County International
         Airport Rev. Bonds, (AMBAC),
         5.25%, 01/01/19(2) .............................................................      A3, A       1,540,000      1,416,754
      Tulare County, CA Ctfs. Participation Ref. Bonds,
         (MBIA), 5.00%, 08/15/10 ........................................................      A3, NR         50,000         51,901
      Univ. of CA Rev. Bonds, Ser. H, (MBIA),
         5.00%, 05/15/18 ................................................................     Aa1, AA        490,000        513,883
      Visalia, CA Cert. Participation Ref. Bonds,
         (MBIA), 5.00%, 12/01/18 ........................................................     Baa1, AA       500,000        515,750
                                                                                                                       ------------
                                                                                                                          9,710,716
                                                                                                                       ------------
   COLORADO -- 5.0%
      Colorado Springs, CO Utilities Rev. Ref. Bond,
         Sys. Sub Lien, Ser. A, (AMBAC),
         5.38%, 11/15/19 ................................................................     Aa2, AA      2,170,000      2,255,910
      Denver, CO Convention Center Hotel Auth. Ref.
         Bonds, (XLCA), 5.25%, 12/01/21 .................................................    Baa3, BBB-    1,000,000        744,200
      Denver, CO Convention Center Hotel Auth. Ref.
         Bonds, (XLCA), 5.13%, 12/01/24 .................................................    Baa3, BBB-    3,065,000      2,097,380
      Denver, CO X Ref. Bonds, (XLCA),
         5.00%, 11/15/23 ................................................................      A1, A+        500,000        471,370
                                                                                                                       ------------
                                                                                                                          5,568,860
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   CONNECTICUT -- 1.0%
      Bristol, CT Resource Recovery Rev. Bonds (Solid
         Waste Oper. Committee), (AMBAC),
         5.00%, 07/01/14 ................................................................      A1, A+     $1,000,000   $  1,074,230
                                                                                                                       ------------
                                                                                                                          1,074,230
                                                                                                                       ------------
   DELAWARE -- 0.5%
      Delaware State Economic Dev. Auth. Ref. Rev.
         Bonds, (Delmarva Power Poll. Cntrl. Proj.),
         Ser. 2001C, (AMBAC) VRDB,
         4.90%, 05/01/26* ...............................................................     Baa1, A        250,000        255,423
      Delaware State Economic Dev. Auth. Rev. Bonds,
         (Student Housing Univ. Courtyard), (RADIAN),
         5.38%, 08/01/11 ................................................................     NR, BBB+       250,000        259,085
                                                                                                                       ------------
                                                                                                                            514,508
                                                                                                                       ------------
   FLORIDA -- 1.7%
      Broward County, FL Resource Recovery Ref.
         Bonds, Wheelabrator South Ser. A,
         5.38%, 12/01/09 ................................................................      A3, AA        250,000        255,625
      Florida State Turnpike Auth. Ser. B, (AMBAC),
         5.00%, 07/01/10 ................................................................     Aa2, AA-       100,000        103,982
      Lakeland, FL Energy Sys. Rev. Bonds, (MBIA),
         5.50%, 10/01/14 ................................................................      A1, AA        455,000        479,006
      Osceola County, FL School Brd. Cert.
         Participation Four Corners Charter School
         Bonds, Ser. A, (MBIA), 5.80%, 08/01/15 .........................................     Baa1, NR       100,000        108,062
      Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds,
         Ser. 1, (MBIA), 5.25%, 10/01/14 ................................................      A3, AA        900,000        938,574
                                                                                                                       ------------
                                                                                                                          1,885,249
                                                                                                                       ------------
   GEORGIA -- 1.7%
      Atlanta, GA Auth. Rev. Bonds, Ser. A, (FGIC),
         5.88%, 01/01/16 ................................................................      A1, AA      1,370,000      1,403,209
      Clayton County, GA Dev. Auth. Rev. Bonds,
         Ser. A, (MBIA), 5.00%, 08/01/18 ................................................     Aa2, AA        465,000        495,490
                                                                                                                       ------------
                                                                                                                          1,898,699
                                                                                                                       ------------
   ILLINOIS -- 3.6%
      Chicago IL, Board of Educ. Ref. - Ded. Revs
         Bonds, Ser. B, (AMBAC), 5.00%, 12/01/21 ........................................     A1, AA-      1,000,000      1,025,170
      Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC),
         5.75%, 11/01/11 ................................................................     Aa3, AA        200,000        213,580
      Illinois Finance Auth. Rev. Bonds Ser. B, (FSA),
         5.25%, 01/01/22 ................................................................     Aa3, NR      2,830,000      2,736,893
                                                                                                                       ------------
                                                                                                                          3,975,643
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   INDIANA -- 3.3%
      Blackford County, IN Industrial Sch. Bldg. Corp.
         Rev. Ref. Bond, First Mortgage, Ser. 2005A,
         (MBIA), 5.00%, 07/15/17 ........................................................    Baa1, AA+    $1,755,000   $  1,889,328
      Indiana Finance Auth. Health System Rev. Bonds,
         5.00%, 11/01/21 ................................................................     Aa3, NR      2,000,000      1,832,520
                                                                                                                       ------------
                                                                                                                          3,721,848
                                                                                                                       ------------
   KANSAS -- 0.8%
      Butler & Sedgwick County, KS Univ. School Dist.
         Gen. Oblig. Unltd. Bonds, (FSA),
         6.00%, 09/01/14 ................................................................     Aa3, AAA       500,000        564,945
      Topeka, KS Gen. Oblig. Bonds (College Hill Pub.
         Improvement) Ser. A, (MBIA),
         5.50%, 08/15/14 ................................................................     Aa3, NR        275,000        293,186
                                                                                                                       ------------
                                                                                                                            858,131
                                                                                                                       ------------
   LOUISIANA -- 0.4%
      Louisiana State Citizens Prop. Ins. Corp. Rev.
         Bonds, Pub. Imps., Ser. B, (AMBAC),
         5.00%, 06/01/15 ................................................................     Baa1, A        435,000        417,535
                                                                                                                       ------------
                                                                                                                            417,535
                                                                                                                       ------------
   MARYLAND -- 0.5%
      Maryland Health & Higher Educ. Fac. Auth.,
         John Hopkins Health Systems, VRDB,
         5.00%, 05/15/42* ...............................................................      A1, A+        550,000        565,736
                                                                                                                       ------------
                                                                                                                            565,736
                                                                                                                       ------------
   MASSACHUSETTS -- 2.4%
      Lawrence, MA School Imps. Gen Oblig. Bonds,
         (AMBAC), 5.00%, 04/01/27 .......................................................    Baa1, AA-     2,000,000      1,983,320
      Massachusetts State Dev. Fin. Agency Rev. Bond
         (Univ. of MA, Visual & Performing Arts Proj.),
         6.00%, 08/01/16 ................................................................      A2, NR        310,000        347,132
      Massachusetts State Housing Fin. Agency VRDB
         Rev. Bonds, 4.00%, 12/01/10*(2) ................................................     Aa2, AA         85,000         82,801
      Massachusetts State Special Oblig. Rev. Bonds
         (Federal Highway Grant Ant.), Ser. A, (FSA),
         5.00%, 12/15/12 ................................................................     Aa3, NR        275,000        292,454
                                                                                                                       ------------
                                                                                                                          2,705,707
                                                                                                                       ------------
   MICHIGAN -- 2.2%
      Detroit, MI Water Utility Imps. Rev. Bonds,
         Ser. A, (FSA), 5.00%, 07/01/23 .................................................     Aa3, AAA       550,000        485,320

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   MICHIGAN -- (Continued)
      Fowlerville, MI Community Schools Dist. Gen.
         Oblig. Bonds, (FGIC), 5.00%, 05/01/15 ..........................................     Aa3, AA     $  650,000   $    695,617
      Michigan State Hosp. Fin. Auth. Ref. Bonds,
         5.00%, 07/15/21 ................................................................      A2, A       1,600,000      1,295,584
                                                                                                                       ------------
                                                                                                                          2,476,521
                                                                                                                       ------------
   MINNESOTA -- 0.6%
      St. Paul, MN Housing & Redev. Auth. Health Care
         Fac. Rev. Bonds, 5.00%, 05/15/12 ...............................................    Baa1, BBB        85,000         76,799
      St. Paul, MN Housing & Redev. Auth. Health Care
         Fac. Rev. Bonds, 5.00%, 05/15/13 ...............................................    Baa1, BBB       225,000        196,785
      St. Paul, MN Housing & Redev. Auth. Health Care
         Fac. Rev. Bonds, 5.00%, 05/15/15 ...............................................    Baa1, BBB       270,000        220,582
      St. Paul, MN Housing & Redev. Auth. Health Care
         Fac. Rev. Bonds, 5.00%, 05/15/16 ...............................................    Baa1, BBB       300,000        236,808
                                                                                                                       ------------
                                                                                                                            730,974
                                                                                                                       ------------
   MISSISSIPPI -- 0.1%
      Warren County, MS Gulf Opportunity Zone Rev.
         Bonds Ser. A, 6.50%, 09/01/32 ..................................................    Baa3, BBB       250,000        168,815
                                                                                                                       ------------
                                                                                                                            168,815
                                                                                                                       ------------
   MISSOURI -- 1.5%
      Kansas City, MO Special Fac. Rev. Bonds
         Overhaul Base Proj. Ser. G, 4.00%, 09/01/10 ....................................     A2, AA-        540,000        535,793
      Kansas City, MO Special Fac. Rev. Bonds, MCI
         Overhaul Base Proj. Ser. G, 4.00%, 09/01/11 ....................................     A2, AA-        465,000        455,035
      Truman State Univ., MO Housing Sys. Rev.
         Bonds, (AMBAC), 5.00%, 06/01/15 ................................................      A2, NR        615,000        652,835
                                                                                                                       ------------
                                                                                                                          1,643,663
                                                                                                                       ------------
   NEVADA -- 1.7%
      Clark County, NV, (AMBAC), 5.00%, 11/01/25 ........................................     Aa1, AA+     1,000,000        980,980
      Nevada State Gen. Oblig. Unref. Bal. Bonds
         Dist No. 60-B, 5.13%, 09/01/10 .................................................     Aa1, AA+        20,000         20,008
      Nevada State Highway Imp. Rev. Bonds (Motor
         Vehicle Fuel Tax), (FGIC), 5.50%, 12/01/11 .....................................     Aa3, AA+       250,000        272,775
      North Las Vegas, NV Ref. Bonds,
         5.00%, 12/01/16 ................................................................      NR, NR        765,000        593,403
                                                                                                                       ------------
                                                                                                                          1,867,166
                                                                                                                       ------------
   NEW HAMPSHIRE -- 0.8%
      New Hampshire Business Fin. Auth., (MBIA),
         5.45%, 05/01/21 ................................................................    Baa1, AA      1,000,000        873,650
                                                                                                                       ------------
                                                                                                                            873,650
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   NEW JERSEY -- 3.8%
      Camden County, NJ Impt. Auth. Cooper Health
         Sys. Oblig. Group A, 5.00%, 02/15/15 ...........................................    Baa3, BBB    $1,090,000   $    879,107
      Camden County, NJ Impt. Auth. Cooper Health
         Sys. Oblig. Group B, 5.00%, 02/15/15 ...........................................    Baa3, BBB     2,435,000      1,963,876
      New Jersey Economic Development Auth. Rev.
         Bonds, (RADIAN), 5.50%, 06/15/16 ...............................................     A3, BBB+       200,000        199,630
      New Jersey Health Care Fac. Fin. Auth.,
         Hackensack Univ. Medical Center,
         5.13%, 01/01/21 ................................................................      A3, NR        600,000        526,134
      New Jersey State Educ. Fac. Auth. Ref. Bonds
         Ser. A, 5.00%, 07/01/19 ........................................................    Baa2, BBB+      775,000        623,410
                                                                                                                       ------------
                                                                                                                          4,192,157
                                                                                                                       ------------
   NEW YORK -- 6.5%
      Cattaraugus County, NY Industrial Dev. Agency
         (Olean Gen. Hosp. Proj.) Ser. A,
         5.25%, 08/01/23 ................................................................      NR, A+        525,000        507,344
      New York City Ind. Dev. Agency Ref. Bonds,
         5.00%, 01/01/13 ................................................................     A3, BBB+       700,000        668,535
      New York City Ser. E-1, 6.00%, 10/15/23 ...........................................     Aa3, AA        750,000        782,602
      New York State Dorm. Auth. School Improv.
         Rev. Bonds, 5.00%, 12/15/24 ....................................................     Aa3, AA      1,000,000      1,005,180
      New York State Environ. Fac. Corp. Rev. Bonds,
         Ser. A, 5.00%, 03/15/13 ........................................................     NR, AA-        515,000        560,346
      New York State Thruway Auth., NY Highway
         Improv. Rev. Bonds, (AMBAC),
         5.00%, 01/01/25 ................................................................      A1, A+      1,000,000        981,650
      New York Tobacco Sett. Fund. Corp. Rev. Bonds,
         Ser. A-1, 5.50%, 06/01/14 ......................................................      A1, AA-       450,000        452,061
      New York, NY Gen. Oblig. Bonds, Ser. E,
         5.25%, 08/01/12 ................................................................     Aa3, AA        250,000        267,325
      New York, NY Pub. Imps. Gen. Oblig. Bonds,
         Ser. D1, 5.00%, 12/01/21 .......................................................     Aa3, AA      1,000,000        984,090
      Tobacco Settlement Fin. Auth. Ser. B-1C,
         5.50%, 06/01/14 ................................................................     A1, AA-         75,000         75,344
      Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC),
         5.50%, 06/01/20 ................................................................     A1, AA-      1,000,000      1,007,710
                                                                                                                       ------------
                                                                                                                          7,292,187
                                                                                                                       ------------
   NORTH CAROLINA -- 3.4%
      Charlotte, NC Airport Rev. Bonds, Ser. B, (MBIA),
         5.25%, 07/01/11(2) .............................................................      A1, AA      1,000,000      1,011,350
      Univ. of North Carolina Sys. Pool Rev., Ser. A (MBIA),
         5.00%, 10/01/23 ................................................................      A1, AA      2,725,000      2,733,475
                                                                                                                       ------------
                                                                                                                          3,744,825
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   OHIO -- 2.2%
      Dayton-Montgomery County, OH Port. Auth. Dev.
         Rev. Dayton Regl. Bond Ser. A,
         5.13%, 05/15/22 ................................................................      NR, NR     $2,500,000   $  1,776,200
      Lorain County, OH Hosp. Rev. Bonds, (Catholic
         Healthcare Partners), Ser. A, 5.63%, 10/01/16 ..................................     A1, AA-        500,000        512,610
      Pickerington, OH Local School Dist. Construction
         & Imp. Gen. Oblig. Bonds, (FGIC),
         5.80%, 12/01/09 ................................................................      A1, AA        110,000        111,610
                                                                                                                       ------------
                                                                                                                          2,400,420
                                                                                                                       ------------
   OREGON -- 0.3%
      Portland, OR Urban Renewal & Redev. Ref.
         Bonds, Ser. A, (FGIC), 5.00%, 06/15/17 .........................................      A3, NR        320,000        320,864
                                                                                                                       ------------
                                                                                                                            320,864
                                                                                                                       ------------
   PENNSYLVANIA -- 9.6%
      Central Bucks PA School District Ref. Bonds,
         5.00%, 05/15/25 ................................................................     Aa2, N-R     3,000,000      3,046,890
      Lancaster Cnty., PA Solid Waste Management Auth.
         (Resource Recovery System), Ser. A, (AMBAC),
         5.00%, 12/15/14 ................................................................      A3, A+        500,000        507,765
      Pennsylvania State Higher Educ. Fac. Auth. Rev.
         Bonds (Philadelphia College of Osteopathic
         Medicine), 5.00%, 12/01/16 .....................................................      NR, A       1,560,000      1,569,454
      Pennsylvania State Higher Educ. Fac. Auth. Rev.
         Bonds, (Philadelphia College of Osteopathic
         Medicine), 5.00%, 12/01/17 .....................................................      NR, A         500,000        496,435
      Pennsylvania State Pub. School Bldg. Auth. Rev.
         Bonds, (FGIC), 5.25%, 11/01/15 .................................................      NR, NR        545,000        579,967
      Philadelphia, PA Airport Rev. Bonds, (FGIC),
         Ser. B, 5.50%, 06/15/18 ........................................................      A2, AA      1,350,000      1,227,191
      Philadelphia, PA Airport Rev. Bonds, (MBIA),
         Ser. A, 5.00%, 06/15/18 ........................................................      A2, AA        600,000        526,668
      Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds
         Ser. A, 4.90%, 05/01/17 ........................................................     NR, BBB-       290,000        230,367
      Philadelphia, PA Gen. Oblig. Bonds, (CIFG),
         5.00%, 08/01/23 ................................................................    Baa1, BBB     1,000,000        861,950
      Philadelphia, PA Redev. Auth. For Neighborhood
         Transformation. Rev. Bonds Ser. A,
         5.50%, 04/15/20 ................................................................     Baa1, AA       925,000        902,180
      Philadelphia, PA School District Ref. Bonds,
         Ser. A, (AMBAC), 5.00%, 08/01/17 ...............................................     Baa1, A+       600,000        615,162
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds,
         6.50%, 04/01/11 ................................................................     Aaa, AAA        80,000         84,151
                                                                                                                       ------------
                                                                                                                         10,648,180
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   PUERTO RICO -- 0.5%
      Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21 ....................................    Baa3, BBB-   $  250,000   $    216,370
      The Childrens Trust Fund, Puerto Rico, Tobacco
         Settlement Rev. Bonds, 5.00%, 05/15/09 .........................................    Baa3, BBB       100,000         99,988
      The Childrens Trust Fund, Puerto Rico, Tobacco
         Settlement Rev. Bonds, 5.75%, 07/01/14 .........................................     NR, AAA        250,000        265,442
                                                                                                                       ------------
                                                                                                                            581,800
                                                                                                                       ------------
   SOUTH CAROLINA -- 1.4%
      South Carolina State Pub. Servicing Auth. Rev.
         Bonds, Ser. D, (FSA), 5.00%, 01/01/20 ..........................................     Aa2, AAA     1,500,000      1,534,215
                                                                                                                       ------------
                                                                                                                          1,534,215
                                                                                                                       ------------
   TENNESSEE -- 0.2%
      Memphis, TN Sewer Sys. Ref. Rev. Bonds,
         5.25%, 10/01/13 ................................................................      A2, AA        250,000        271,885
                                                                                                                       ------------
                                                                                                                            271,885
                                                                                                                       ------------
   TEXAS -- 12.2%
      Cedar Park, TX Utility Sys. Rev. Bonds, (MBIA),
         5.00%, 08/15/18 ................................................................      A2, AA        400,000        417,448
      Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A,
         (AMBAC), 5.00%, 07/15/18 .......................................................      A2, A+        500,000        526,405
      Dallas-Fort Worth International Airport Fac.
         Improv. Corp Jt Ser A, (FGIC),
         6.00%, 11/01/28 ................................................................      A1, AA      5,000,000      4,300,550
      Georgetown, TX Indpt. School Dist. Gen. Oblig.
         Ref. Bonds, (PSF-GTD), 5.00%, 02/15/17 .........................................     Aaa, AAA       500,000        535,755
      Houston, TX Unrefunded Pub. Impt. Ref. Bonds,
         Ser. A, 5.25%, 03/01/13 ........................................................     Aa3, AA        100,000        100,410
      Howard County, TX Jr. College District,
         (AMBAC), 5.00%, 02/15/26 .......................................................     Baa1, A      2,810,000      2,826,607
      Katy, TX Indpt. School Dist. Gen. Oblig. Bonds,
         (PSF-GTD), 5.50%, 02/15/15 .....................................................     Aaa, AAA       175,000        184,382
      North Texas Tollway Auth. First Tier Ser. L-2,
         VRDB, 6.00%, 01/01/38* .........................................................      A2, A-      1,900,000      1,960,971
      Port Arthur, TX Independent School District Gen.
         Oblig. Bonds, (AMBAC), 5.00%, 02/15/22 .........................................      A3, A         170,000        170,294
      Tarrant County, TX Cultural Educ. Fac. Finance
         Corp. Ser. A, 5.00%, 02/15/20 ..................................................     Aa3, AA-       100,000         95,710
      Tarrant County, TX Cultural Educ. Fac. Finance
         Corp. Ser. A, 5.00%, 02/15/22 ..................................................     Aa3, AA-       345,000        317,790
      Tarrant County, TX Health Fac. Corp. Hosp. Rev.
         Ref. (Cook Childrens Medical Center) Ser. B,
         (FSA), 5.00%, 12/01/21 .........................................................     Aa3, AAA     2,000,000      1,947,980
      Univ. of Texas Ref. Rev. Bonds, Ser. A,
         6.25%, 07/01/13 ................................................................     Aaa, AAA        60,000         66,711

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                            MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                              RATINGS+      AMOUNT       (NOTE 2)
                                                                                            -----------   ----------   ------------
   TEXAS -- (CONTINUED)
      Univ. of Texas Ref. Rev. Bonds, Ser. A,
         6.25%, 07/01/13 ................................................................     Aaa, AAA    $   85,000   $     98,633
                                                                                                                       ------------
                                                                                                                         13,549,646
                                                                                                                       ------------
   UTAH -- 0.5%
      Salt Lake County, UT Sales Tax Rev. Bonds,
         5.00%, 08/01/17 ................................................................     NR, AAA        500,000        541,530
                                                                                                                       ------------
                                                                                                                            541,530
                                                                                                                       ------------
   WASHINGTON -- 8.0%
      Klickitat County, WA Public Utility District
         No. 1 Ser. B, (FGIC), 5.25%, 12/01/22 ..........................................      A3, NR      2,000,000      1,965,080
      Seattle, WA Muni. Light & Power Ref. Rev.
         Bonds, (FSA), 5.00%, 07/01/10 ..................................................     Aa2, AAA       350,000        354,988
      Washington Health Care Fac. Auth. Group Health
         Coop., (RADIAN), 5.00%, 12/01/25 ...............................................     Aa2, A-      1,000,000        868,730
      Washington Health Care Fac. Auth., (RADIAN),
         5.00%, 12/01/23 ................................................................      A3, A-      1,570,000      1,399,592
      Washington State Econ. Dev. Fin. Auth.
         Biomedical Resh Properties II, (MBIA),
         5.25%, 06/01/21 ................................................................     A3, AA+      1,000,000      1,030,870
      Washington State Econ. Dev. Fin. Auth. Lease
         Rev. Washington Biomedical RESH PPTYS II,
         (MBIA), 5.00%, 06/01/23 ........................................................     Aa2, AA+     3,240,000      3,244,922
                                                                                                                       ------------
                                                                                                                          8,864,182
                                                                                                                       ------------
   WEST VIRGINIA -- 0.2%
      West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
         (AMBAC), 5.38%, 07/01/18 .......................................................     Baa1, A        250,000        270,550
                                                                                                                       ------------
                                                                                                                            270,550
                                                                                                                       ------------
   WISCONSIN -- 0.3%
      Sheboygan, WI Pollution Ctrl. Rev., (FGIC),
         5.00%, 09/01/15 ................................................................      A2, A-        200,000        212,170
      Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
         (AMBAC), 5.75%, 07/01/14 .......................................................     Aa3, AA+       105,000        114,453
                                                                                                                       ------------
                                                                                                                            326,623
                                                                                                                       ------------
      TOTAL MUNICIPAL BONDS (Cost $117,316,847) .........................................                               109,464,038
                                                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

MUNICIPAL BOND FUND

   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                                                           VALUE
                                                                                                            SHARES       (NOTE 2)
                                                                                                          ----------   ------------
SHORT-TERM INVESTMENTS -- 1.9%
      BlackRock Liquidity Funds MuniCash Portfolio -- Institutional Series ............................    1,048,217   $  1,048,217
      BlackRock Liquidity Funds MuniFund Portfolio -- Institutional Series ............................    1,048,217      1,048,217
                                                                                                                       ------------
      TOTAL SHORT-TERM INVESTMENTS (Cost $2,096,434) ..................................................                   2,096,434
                                                                                                                       ------------
   TOTAL INVESTMENTS -- 100.3% (COST $119,413,281)(1) .................................................                 111,560,472
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)% ....................................................                    (329,825)
                                                                                                                       ------------
   NET ASSETS -- 100.0% ...............................................................................                $111,230,647
                                                                                                                       ============


----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2008.

(1) The cost for federal income tax purposes is $119,413,281. At December 31, 2008 net unrealized depreciation was $7,852,809. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $753,421, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,606,230.

(2)  Security is subject to the Alternative Minimum Tax (AMT).

AMBAC -- Credit rating enhanced by guaranty or insurance from AMBAC Indemnity Corp.

CIFG -- Credit rating enhanced by guaranty or insurance from CIFG.

FGIC -- Credit rating enhanced by guaranty or insurance from Financial Guaranty Insurance Corp.

FSA -- Credit rating enhanced by guaranty or insurance from Financial Security Assurance.

MBIA -- Credit rating enhanced by guaranty or insurance from MBIA Inc.

PSF-GTD -- Public School Fund Guarantee

RADIAN -- Credit rating enhanced by guaranty or insurance from Radian Asset Assurance, Inc.

VRDB -- Variable Rate Demand Bonds

XLCA -- Credit rating enhanced by guaranty or insurance from XL Capital
Assurance.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

                                                        SHORT/
                                                     INTERMEDIATE-
                                                       TERM BOND     BROAD MARKET     MUNICIPAL
                                                          FUND         BOND FUND      BOND FUND
                                                     -------------   ------------   ------------
ASSETS:
Investment in securities, at value* ..............   $142,231,673    $74,495,016    $111,560,472
Receivable for fund shares sold ..................         40,143         38,475          17,999
Interest receivable ..............................      1,584,124        897,699       1,502,246
Other assets .....................................         19,750         21,222          20,875
                                                     ------------    -----------    ------------
Total assets .....................................    143,875,690     75,452,412     113,101,592
                                                     ------------    -----------    ------------
LIABILITIES:
Obligation to return securities lending
   collateral ....................................      5,976,125      3,163,756              --
Payable for fund shares redeemed .................      2,955,236        690,929       1,351,778
Dividend payable .................................        556,813        284,383         437,784
Accrued advisory fee .............................         43,173         22,696          35,143
Other accrued expenses ...........................         55,262         37,320          46,240
                                                     ------------    -----------    ------------
Total liabilities ................................      9,586,609      4,199,084       1,870,945
                                                     ------------    -----------    ------------
NET ASSETS .......................................   $134,289,081    $71,253,328    $111,230,647
                                                     ============    ===========    ============
NET ASSETS CONSIST OF:
Paid-in capital ..................................   $128,554,920    $67,487,841    $119,172,514
Undistributed (distribution in excess of)
   net investment income .........................        (55,362)         2,994            (105)
Accumulated net realized gain (loss)
   on investments ................................        881,317        193,131         (88,953)
Net unrealized appreciation (depreciation)
   of investments ................................      4,908,206      3,569,362      (7,852,809)
                                                     ------------    -----------    ------------
NET ASSETS .......................................   $134,289,081    $71,253,328    $111,230,647
                                                     ============    ===========    ============
NET ASSETS BY SHARE CLASS:
Institutional Shares .............................   $133,961,303    $71,159,455    $111,216,920
A Shares .........................................        327,778         93,873          13,727
                                                     ------------    -----------    ------------
                                                     $134,289,081    $71,253,328    $111,230,647
                                                     ============    ===========    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares):
Institutional Shares .............................     12,870,834      7,143,770       9,214,076
A Shares .........................................         31,792          9,420           1,137
NET ASSET VALUE PER SHARE:
Institutional Shares (net asset value (NAV),
   offering and redemption price) ................   $      10.41    $      9.96    $      12.07
                                                     ------------    -----------    ------------
A Shares (net asset value (NAV) and
   redemption price) .............................   $      10.31    $      9.97    $      12.07
                                                     ------------    -----------    ------------
A Shares (public offering
   price -- NAV / 0.98) ..........................   $      10.52    $     10.17    $      12.32
                                                     ------------    -----------    ------------
----------
*Investments at cost .............................   $137,323,467    $70,925,654    $119,413,281

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2008 (Unaudited)

                                                        SHORT/
                                                     INTERMEDIATE-
                                                       TERM BOND     BROAD MARKET     MUNICIPAL
                                                          FUND         BOND FUND      BOND FUND
                                                     -------------   ------------   ------------
INVESTMENT INCOME:
   Interest and dividends ........................    $3,859,525      $1,863,077    $ 3,036,631
   Securities lending ............................        43,911          12,594             --
                                                      ----------      ----------    -----------
   Total investment income .......................     3,903,436       1,875,671      3,036,631
                                                      ----------      ----------    -----------
EXPENSES:
   Advisory fees .................................       273,302         127,576        226,901
   Administration fees ...........................        10,657           4,976          8,849
   Sub-administration and accounting fees ........        54,065          32,704         52,866
   Custody fees ..................................        14,534           7,852         10,443
   Transfer agent fees ...........................        26,838          10,876         21,855
   Distribution fees -- A Shares .................           257              49             16
   Professional fees .............................        30,190          27,580         26,500
   Reports to shareholders .......................         9,226           7,108          8,464
   Registration fees .............................        13,406          13,358         14,300
   Trustees' fees ................................        13,445          13,445         13,445
   Compliance services ...........................         3,570           3,569          3,569
   Other .........................................         8,125           4,921          6,945
                                                      ----------      ----------    -----------
   Total expenses before fee waivers .............       457,615         254,014        394,153
   Sub-administration and accounting
      fees waived ................................            --          (1,553)            --
                                                      ----------      ----------    -----------
   Total expenses, net ...........................       457,615         252,461        394,153
                                                      ----------      ----------    -----------
   Net investment income .........................     3,445,821       1,623,210      2,642,478
                                                      ----------      ----------    -----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain from investments ............     1,591,065         380,388         63,785
   Net change in unrealized appreciation
      (depreciation) on investments ..............     2,973,832       2,323,222     (6,960,920)
                                                      ----------      ----------    -----------
   Net gain (loss) on investments ................     4,564,897       2,703,610     (6,897,135)
                                                      ----------      ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................    $8,010,718      $4,326,820    $(4,254,657)
                                                      ==========      ==========    ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                            SHORT/INTERMEDIATE-TERM
                                                                   BOND FUND
                                                          ---------------------------
                                                             FOR THE
                                                            SIX-MONTH       FOR THE
                                                          PERIOD ENDED       YEAR
                                                          DECEMBER 31,       ENDED
                                                              2008         JUNE 30,
                                                           (UNAUDITED)       2008
                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $  3,445,821   $  6,795,737
   Net realized gain (loss) from investments ..........      1,591,065       (318,324)
   Net change in unrealized appreciation
      (depreciation) on investments ...................      2,973,832      2,932,620
                                                          ------------   ------------
Net increase in net assets resulting from operations ..      8,010,718      9,410,033
                                                          ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ............................     (3,437,022)    (6,779,825)
      A Shares ........................................         (4,378)        (6,386)
                                                          ------------   ------------
Total distributions ...................................     (3,441,400)    (6,786,211)
                                                          ------------   ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................     19,604,327     46,307,362
      A Shares ........................................        232,399         25,366
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ............................      1,851,412      4,089,217
      A Shares ........................................          3,704          6,386
   Cost of shares redeemed:
      Institutional Shares ............................    (58,413,537)   (31,043,587)
      A Shares ........................................        (70,728)       (51,900)
                                                          ------------   ------------
Net increase (decrease) in net assets from Fund
   share transactions .................................    (36,792,423)    19,332,844
                                                          ------------   ------------
Total increase (decrease) in net assets ...............    (32,223,105)    21,956,666
NET ASSETS:
   Beginning of Period ................................    166,512,186    144,555,520
                                                          ------------   ------------
   End of Period ......................................   $134,289,081   $166,512,186
                                                          ============   ============
Distributions in excess of net investment income ......   $    (55,362)  $    (59,783)
                                                          ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 BROAD MARKET
                                                                   BOND FUND
                                                          ---------------------------
                                                            FOR THE
                                                           SIX-MONTH       FOR THE
                                                          PERIOD ENDED       YEAR
                                                          DECEMBER 31,       ENDED
                                                              2008         JUNE 30,
                                                           (UNAUDITED)       2008
                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $  1,623,210   $  3,135,596
   Net realized gain from investments .................        380,388          6,795
   Net change in unrealized appreciation
      (depreciation) on investments ...................      2,323,222        758,215
                                                          ------------   ------------
   Net increase in net assets resulting from
      operations ......................................      4,326,820      3,900,606
                                                          ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ............................     (1,620,947)    (3,135,472)
      A Shares ........................................           (817)          (496)
   Net realized gains:
      Institutional Shares ............................             --       (467,033)
      A Shares ........................................             --            (78)
                                                          ------------   ------------
Total distributions ...................................     (1,621,764)    (3,603,079)
                                                          ------------   ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................     11,479,937     12,486,028
      A Shares ........................................         79,764          3,152
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ............................      1,026,704      2,610,995
      A Shares ........................................            553            574
   Cost of shares redeemed:
      Institutional Shares ............................    (12,555,286)   (15,794,539)
      A Shares ........................................            (23)        (3,124)
                                                          ------------   ------------
Net increase (decrease) in net assets from Fund
   share transactions .................................         31,649       (696,914)
                                                          ------------   ------------
Total increase (decrease) in net assets ...............      2,736,705       (399,387)
NET ASSETS:
   Beginning of Period ................................     68,516,623     68,916,010
                                                          ------------   ------------
   End of Period ......................................   $ 71,253,328   $ 68,516,623
                                                          ============   ============
Undistributed net investment income ...................   $      2,994   $      1,548
                                                          ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   MUNICIPAL
                                                                   BOND FUND
                                                          ---------------------------
                                                            FOR THE
                                                           SIX-MONTH       FOR THE
                                                          PERIOD ENDED       YEAR
                                                          DECEMBER 31,       ENDED
                                                              2008         JUNE 30,
                                                           (UNAUDITED)       2008
                                                          ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $  2,642,478   $  4,500,066
   Net realized gain from investments .................         63,785        409,938
   Net change in unrealized appreciation
      (depreciation) on investments ...................     (6,960,920)      (280,648)
                                                          ------------   ------------
Net increase (decrease) in net assets resulting
   from operations ....................................     (4,254,657)     4,629,356
                                                          ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ............................     (2,642,222)    (4,499,693)
      A Shares ........................................           (256)          (373)
   Net realized gains:
      Institutional Shares ............................       (473,383)            --
      A Shares ........................................            (55)            --
                                                          ------------   ------------
Total distributions ...................................     (3,115,916)    (4,500,066)
                                                          ------------   ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ............................     23,915,283     47,229,618
      A Shares ........................................          3,529             --
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ............................      1,460,151      1,917,763
      A Shares ........................................            249            369
   Cost of shares redeemed:
      Institutional Shares ............................    (41,060,975)   (28,122,542)
                                                          ------------   ------------
Net increase (decrease) in net assets from Fund
   share transactions .................................    (15,681,763)    21,025,208
                                                          ------------   ------------
Total increase (decrease) in net assets ...............    (23,052,336)    21,154,498
NET ASSETS:
   Beginning of Period ................................    134,282,983    113,128,485
                                                          ------------   ------------
   End of Period ......................................   $111,230,647   $134,282,983
                                                          ============   ============
Distributions in excess of net investment income ......   $       (105)  $       (105)
                                                          ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                        FOR THE
                                       SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,                FOR THE YEARS ENDED JUNE 30,
                                          2008       ----------------------------------------------------
                                       (UNAUDITED)     2008       2007       2006       2005       2004
                                      ------------   --------   --------   --------   --------   --------
SHORT/INTERMEDIATE-TERM BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ......................    $  10.08      $   9.88   $   9.77   $  10.23   $  10.18   $  10.80
                                       --------      --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ..........        0.22          0.45       0.45       0.41       0.37       0.38
   Net realized and unrealized gain
      (loss) on investments .......        0.33          0.20       0.11      (0.44)      0.08      (0.40)
                                       --------      --------   --------   --------   --------   --------
      Total from investment
         operations ...............        0.55          0.65       0.56      (0.03)      0.45      (0.02)
                                       --------      --------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income .....       (0.22)        (0.45)     (0.45)     (0.41)     (0.37)     (0.38)
   From net realized gains ........          --            --         --      (0.02)     (0.03)     (0.22)
                                       --------      --------   --------   --------   --------   --------
      Total distributions .........       (0.22)        (0.45)     (0.45)     (0.43)     (0.40)     (0.60)
                                       --------      --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ..    $  10.41      $  10.08   $   9.88   $   9.77   $  10.23   $  10.18
                                       ========      ========   ========   ========   ========   ========
TOTAL RETURN ......................        5.59%**       6.65%      5.78%     (0.25)%     4.50%     (0.22)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense
         limitations ..............        0.59%*        0.59%      0.57%      0.64%      0.65%      0.62%
      Excluding expense
         limitations ..............        0.59%*        0.59%      0.57%      0.65%      0.65%      0.62%
   Net investment income ..........        4.41%*        4.45%      4.52%      4.13%      3.60%      3.60%
   Portfolio turnover rate ........          13%**         22%        57%        35%        33%        27%
Net assets at end of period
   (000 omitted) ..................    $133,961      $166,361   $144,387   $132,913   $108,828   $188,519

----------
*    Annualized

**   Not annualized

(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                                        FOR THE
                                       SIX-MONTH                                                 FOR THE PERIOD
                                      PERIOD ENDED                                                 OCTOBER 7,
                                      DECEMBER 31,        FOR THE YEARS ENDED JUNE 30,               2003(1)
                                          2008       -----------------------------------------       THROUGH
                                       (UNAUDITED)     2008       2007       2006       2005      JUNE 30, 2004
                                      ------------   --------   --------   --------   --------   --------------
SHORT/INTERMEDIATE-TERM BOND
   FUND -- A SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ......................     $ 9.98        $ 9.78     $ 9.67    $10.13      $10.08      $10.59
                                        ------        ------     ------    ------      ------      ------
INVESTMENT OPERATIONS:
   Net investment income ..........       0.21          0.42       0.42      0.38        0.34        0.25
   Net realized and unrealized gain
      (loss) on investments .......       0.33          0.20       0.11     (0.44)       0.08       (0.29)
                                        ------        ------     ------    ------      ------      ------
      Total from investment
         operations ...............       0.54          0.62       0.53     (0.06)       0.42       (0.04)
                                        ------        ------     ------    ------      ------      ------
DISTRIBUTIONS:
   From net investment income .....      (0.21)        (0.42)     (0.42)    (0.38)      (0.34)      (0.25)
   From net realized gains ........         --            --         --     (0.02)      (0.03)      (0.22)
                                        ------        ------     ------    ------      ------      ------
      Total distributions .........      (0.21)        (0.42)     (0.42)    (0.40)      (0.37)      (0.47)
                                        ------        ------     ------    ------      ------      ------
NET ASSET VALUE -- END
   OF PERIOD ......................     $10.31        $ 9.98     $ 9.78    $ 9.67      $10.13      $10.08
                                        ======        ======     ======    ======      ======      ======
TOTAL RETURN(2) ...................       5.50%**       6.40%      5.53%    (0.56)%      4.26%      (0.36)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense
         limitations ..............       0.84%*        0.84%      0.82%     0.89%       0.91%       0.86%*
      Excluding expense
         limitations ..............       0.84%*        0.84%      0.82%     0.90%       6.46%       5.36%*
   Net investment income ..........       4.25%*        4.20%      4.26%     3.80%       3.36%       3.32%*
   Portfolio turnover rate ........         13%**         22%        57%       35%         33%         27%(4)
Net assets at end of period
   (000 omitted) ..................     $  328        $  151     $  169    $  164      $  247      $  223

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2004.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                                        FOR THE
                                       SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,                FOR THE YEARS ENDED JUNE 30,
                                          2008       ----------------------------------------------------
                                       (UNAUDITED)     2008       2007       2006       2005       2004
                                      ------------   --------   --------   --------   --------   --------
BROAD MARKET BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ......................    $  9.62       $  9.57    $  9.41    $ 10.07    $  9.90    $ 10.67
                                       -------       -------    -------    -------    -------    -------
INVESTMENT OPERATIONS:
   Net investment income ..........       0.22          0.45       0.44       0.41       0.39       0.41
   Net realized and unrealized gain
      (loss) on investments .......       0.34          0.12       0.16      (0.54)      0.27      (0.53)
                                       -------       -------    -------    -------    -------    -------
      Total from investment
         operations ...............       0.56          0.57       0.60      (0.13)      0.66      (0.12)
                                       -------       -------    -------    -------    -------    -------
DISTRIBUTIONS:
   From net investment income .....      (0.22)        (0.45)     (0.44)     (0.41)     (0.39)     (0.41)
   From net realized gains ........         --         (0.07)        --      (0.12)     (0.10)     (0.24)
                                       -------       -------    -------    -------    -------    -------
      Total distributions .........      (0.22)        (0.52)     (0.44)     (0.53)     (0.49)     (0.65)
                                       -------       -------    -------    -------    -------    -------
NET ASSET VALUE -- END OF PERIOD ..    $  9.96       $  9.62    $  9.57    $  9.41    $ 10.07    $  9.90
                                       =======       =======    =======    =======    =======    =======
TOTAL RETURN ......................       5.88%**       6.03%      6.47%     (1.25)%     6.80%     (1.13)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense
         limitations ..............       0.69%*        0.71%      0.70%      0.72%      0.72%      0.68%
      Excluding expense
         limitations ..............       0.70%*        0.71%      0.70%      0.73%      0.73%      0.68%
   Net investment income ..........       4.45%*        4.63%      4.60%      4.28%      3.89%      4.05%
   Portfolio turnover rate ........         15%**         26%        33%        31%        43%        26%
Net assets at end of period
   (000 omitted) ..................    $71,159       $68,505    $68,905    $66,729    $66,586    $88,935

----------
*    Annualized

**   Not annualized

(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Broad Market Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                                               FOR THE                              FOR THE PERIOD
                                              SIX-MONTH          FOR THE YEARS       DECEMBER 20,
                                             PERIOD ENDED        ENDED JUNE 30,        2005 (1)
                                           DECEMBER 31, 2008   -----------------   THROUGH JUNE 30,
                                              (UNAUDITED)        2008      2007          2006
                                           -----------------   -------   -------   ----------------
BROAD MARKET BOND FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .       $  9.62         $  9.58   $  9.41      $  9.67
                                               -------         -------   -------      -------
INVESTMENT OPERATIONS:
   Net investment income ...............          0.20            0.42      0.42         0.21
   Net realized and unrealized gain
      (loss) on investments ............          0.35            0.11      0.17        (0.26)
                                               -------         -------   -------      -------
      Total from investment operations .          0.55            0.53      0.59        (0.05)
                                               -------         -------   -------      -------
DISTRIBUTIONS:
   From net investment income ..........         (0.20)          (0.42)    (0.42)       (0.21)
   From net realized gains .............            --           (0.07)       --           --
                                               -------         -------   -------      -------
      Total distributions ..............         (0.20)          (0.49)    (0.42)       (0.21)
                                               -------         -------   -------      -------
NET ASSET VALUE -- END OF PERIOD .......       $  9.97         $  9.62   $  9.58      $  9.41
                                               =======         =======   =======      =======
TOTAL RETURN(2) ........................         5.74%**          5.64%     6.35%       (0.55)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....         0.94%*           0.96%     0.95%        0.97%*
      Excluding expense limitations ....         0.95%*           0.96%     0.95%        0.99%*
   Net investment income ...............         4.20%*           4.37%     4.39%        4.12%*
   Portfolio turnover rate .............           15%**            26%       33%          31%(3)
Net assets at end of period
   (000 omitted) .......................       $   94          $    11   $    11      $    10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED
                                           DECEMBER 31,              FOR THE YEARS ENDED JUNE 30,
                                               2008       --------------------------------------------------
                                            (UNAUDITED)     2008       2007       2006      2005      2004
                                           ------------   --------   --------   -------   -------   --------
MUNICIPAL BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .   $  12.79       $  12.75   $  12.66   $ 13.00   $ 12.80   $ 13.27
                                           --------       --------   --------   -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income ...............       0.26           0.48       0.43      0.40      0.38      0.36
   Net realized and unrealized gain
      (loss) on investments ............      (0.67)          0.04       0.09     (0.34)     0.20     (0.45)
                                           --------       --------   --------   -------   -------   -------
      Total from investment operations .      (0.41)          0.52       0.52      0.06      0.58     (0.09)
                                           --------       --------   --------   -------   -------   -------
DISTRIBUTIONS:
   From net investment income ..........      (0.26)         (0.48)     (0.43)    (0.40)    (0.38)    (0.36)
   From net realized gains .............      (0.05)            --         --        --        --     (0.02)
                                           --------       --------   --------   -------   -------   -------
      Total distributions ..............      (0.31)         (0.48)     (0.43)    (0.40)    (0.38)    (0.38)
                                           --------       --------   --------   -------   -------   -------
NET ASSET VALUE -- END OF PERIOD .......   $  12.07       $  12.79   $  12.75   $ 12.66   $ 13.00   $ 12.80
                                           ========       ========   ========   =======   =======   =======
TOTAL RETURN ...........................      (3.27)%**       4.09%      4.15%     0.45%     4.56%    (0.64)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations ....       0.61%*         0.61%      0.65%     0.69%     0.75%     0.75%
      Excluding expense limitations ....       0.61%*         0.61%      0.65%     0.69%     0.79%     0.82%
   Net investment income ...............       4.08%*         3.70%      3.37%     3.12%     2.89%     2.78%
   Portfolio turnover rate .............         11%**          37%        56%       45%       38%       20%
Net assets at end of period
   (000 omitted) .......................   $111,217       $134,272   $113,118   $89,424   $65,818   $63,069

----------
*    Annualized

**   Not annualized

(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Municipal Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                                                FOR THE                           FOR THE PERIOD
                                               SIX-MONTH        FOR THE YEARS      DECEMBER 20,
                                             PERIOD ENDED       ENDED JUNE 30,       2005 (1)
                                           DECEMBER 31, 2008   ---------------   THROUGH JUNE 30,
                                              (UNAUDITED)       2008     2007         2006
                                           -----------------   ------   ------   ---------------
MUNICIPAL BOND FUND -- A SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ...........................        $12.79         $12.75   $12.66       $12.82
                                                ------         ------   ------       ------
INVESTMENT OPERATIONS:
   Net investment income ...............          0.24           0.45     0.40         0.20
   Net realized and unrealized gain
      (loss) on investments ............         (0.67)          0.04     0.09        (0.16)
                                                ------         ------   ------       ------
      Total from investment operations .         (0.43)          0.49     0.49         0.04
                                                ------         ------   ------       ------
DISTRIBUTIONS:
   From net investment income ..........         (0.24)         (0.45)   (0.40)       (0.20)
   From net realized gains .............         (0.05)            --       --           --
                                                ------         ------   ------       ------
      Total distributions ..............         (0.29)         (0.45)   (0.40)       (0.20)
                                                ------         ------   ------       ------
NET ASSET VALUE -- END OF PERIOD .......        $12.07         $12.79   $12.75       $12.66
                                                ======         ======   ======       ======
TOTAL RETURN(2) ........................         (3.37)%**       3.86%    3.92%        0.29%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....          0.86%*         0.86%    0.90%        0.94%*
      Excluding expense limitations ....          0.86%*         0.86%    0.90%        0.95%*
   Net investment income ...............          3.87%*         3.48%    3.15%        2.94%*
   Portfolio turnover rate .............            11%**          37%      56%          45%(3)
Net assets at end of period
   (000 omitted) .......................        $   14         $   11   $   10       $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2008, the Trust offered 17 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Funds. To determine the value of those securities, the Funds may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

WILMINGTON FUNDS -- FIXED INCOME FUNDS

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                          LEVEL 2 -      LEVEL 3 -
                                            LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                             QUOTED      OBSERVABLE    UNOBSERVABLE
                  FUNDS                      PRICES        INPUTS         INPUTS          TOTAL
----------------------------------------   ----------   ------------   ------------   ------------
ASSETS:
INVESTMENTS IN SECURITIES (MARKET VALUE)
----------------------------------------
Short/Intermediate-Term Bond Fund          $6,035,001   $136,196,672        $--       $142,231,673
Broad Market Fund ......................    4,300,107     70,194,909         --         74,495,016
Municipal Fund .........................    2,096,434    109,464,038         --        111,560,472

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

WILMINGTON FUNDS -- FIXED INCOME FUNDS

               SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                  TERM BOND FUND       BOND FUND     BOND FUND
               -------------------   ------------   -----------
Purchases ..       $19,450,213        $11,621,308   $13,382,157
Sales ......        47,200,558          9,954,529    26,466,167

5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

     In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2008 and the year ended June 30, 2008 for the Institutional Shares and A Shares were as follows.

                                        FOR THE SIX-MONTH
                                          PERIOD ENDED            FOR THE YEAR ENDED
                                        DECEMBER 31, 2008            JUNE 30, 2008
                                    ------------------------   ------------------------
                                    INSTITUTIONAL              INSTITUTIONAL
                                        SHARES      A SHARES       SHARES      A SHARES
                                    -------------   --------   -------------   --------
Short/Intermediate-Term Bond Fund
---------------------------------
Sold ............................     1,953,103      23,326      4,560,824       2,475
Issued on reinvestment
   of distributions .............       185,193         375        404,341         654
Redeemed ........................    (5,778,556)     (7,059)    (3,074,380)     (5,211)
                                     ----------      ------     ----------      ------
Net Increase (Decrease) .........    (3,640,260)     16,642      1,890,785      (2,082)
                                     ==========      ======     ==========      ======

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                                        FOR THE SIX-MONTH
                                          PERIOD ENDED            FOR THE YEAR ENDED
                                        DECEMBER 31, 2008            JUNE 30, 2008
                                    ------------------------   ------------------------
                                    INSTITUTIONAL              INSTITUTIONAL
                                        SHARES      A SHARES       SHARES      A SHARES
                                    -------------   --------   -------------   --------

Broad Market Bond Fund
----------------------
Sold ............................     1,196,242       8,206      1,285,607         319
Issued on reinvestment
   of distributions .............       108,258          59        267,895          59
Redeemed ........................    (1,282,991)         (2)    (1,628,081)       (321)
                                     ----------      ------     ----------      ------
Net Increase (Decrease) .........        21,509       8,263        (74,579)         57
                                     ==========      ======     ==========      ======

Municipal Bond Fund
-------------------
Sold ............................     1,948,386         273      3,645,226          --
Issued on reinvestment
   of distributions .............       118,586          20        148,721          29
Redeemed ........................    (3,348,243)         --     (2,172,068)         --
                                     ----------      ------     ----------      ------
Net Increase (Decrease) .........    (1,281,271)        293      1,621,879          29
                                     ==========      ======     ==========      ======

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the Federal tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

     The tax character of distributions paid during the six-month period ended December 31, 2008 and the year ended June 30, 2008, respectively, was as follows:

                                     SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                                        TERM BOND FUND       BOND FUND     BOND FUND
                                     -------------------   ------------   ----------
SIX MONTHS ENDED DECEMBER 31, 2008
Ordinary income ..................        $3,441,400        $1,621,764    $       --
Tax-exempt income ................                --                --     2,642,478
Long-term capital gains ..........                --                --       473,438
                                          ----------        ----------    ----------
   Total distributions ...........        $3,441,400        $1,621,764    $3,115,916
                                          ==========        ==========    ==========
YEAR ENDED JUNE 30, 2008
Ordinary income ..................        $6,786,211        $3,597,106    $   11,561
Tax-exempt income ................                --                --     4,488,505
Long-term capital gains ..........                --             5,973            --
                                          ----------        ----------    ----------
   Total distributions ...........        $6,786,211        $3,603,079    $4,500,066
                                          ==========        ==========    ==========


WILMINGTON FUNDS -- FIXED INCOME FUNDS

     The components of accumulated earnings/(deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2008.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. Each Fund's capital loss carryforwards will expire as follows:

               SHORT/INTERMEDIATE-   BROAD MARKET
                  TERM BOND FUND       BOND FUND
               -------------------   ------------
6/30/2014 ..         $ 22,033           $    --
6/30/2015 ..          153,273                --
6/30/2016 ..          302,816           182,816

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS

     At a meeting held on August 26, 2008, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund, and Wilmington Short/Intermediate-Term Bond Fund (each a "Fund"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly-owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

     Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds, (ix) compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) to the extent applicable, its proxy voting policies. RSMC and WTIM provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services, the profitability of the firms in general and as a result of the fees received from the Funds and any other ancillary benefit resulting from RSMC's or WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the Funds' investment performance, compliance program, operations and investment adviser profitability prepared by two of the Trustees. The Board considered and weighed the above information based upon its accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

     During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to each Fund were appropriate and consistent with the terms of the Agreements, that the quality of those services was consistent with industry norms and that each Fund is likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- CONTINUED

     The Board considered the investment performance of each Fund, RSMC and WTIM. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, RSMC and WTIM was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

     The Board considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board recognized that RSMC's profitability is an important factor in providing service to the Funds. The Board was satisfied that RSMC's profits are sufficient to continue as a viable concern generally and as investment adviser of each Fund specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC.

     The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

     The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

   TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                  WITH TRUST,                      PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                       OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                             HELD BY TRUSTEE
------------------------   ------------------------------   -------------------------------------------
TED T. CECALA(2)           Trustee                          Director, Chairman of the Board, and Chief
Date of Birth: 1/49                                         Executive Officer of Wilmington Trust
                           Shall serve at the pleasure of   Corporation and Wilmington Trust Company
17 Funds                   the Board and until successor    since 1996; Member of the Board of
                           is elected and qualified.        Managers of Cramer Rosenthal McGlynn, LLC
                           Trustee since August 2007.       and Roxbury Capital Management, LLC
                                                            (registered investment advisers).

                                                            Wilmington Trust Corporation;
                                                            Wilmington Trust Company.
-------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)     Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                         Vice President of Wilmington Trust Company
                           Shall serve until death,         from February 1996 to February 2006;
17 Funds                   resignation or removal.          President of Rodney Square Management
                           Trustee since October 1998,      Corporation ("RSMC") from 1996 to 2005;
                           President and Chairman of        Vice President of RSMC 2005 to 2006.
                           the Board from October 1998
                           to January 2006.

                                                            FundVantage Trust (4 portfolios);
                                                            Optimum Fund Trust (6 portfolios)
                                                            (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (17 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

INDEPENDENT TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                  WITH TRUST,                      PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                       OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                             HELD BY TRUSTEE
------------------------   ------------------------------   -------------------------------------------
ROBERT ARNOLD              Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                         Co., Inc. (financial consulting) since 1989
                           Shall serve until death,
17 Funds                   resignation or removal.          First Potomac Realty Trust (real estate
                           Trustee since May 1997.          investment trust).
-------------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER           Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                        University since July 2004; formerly
                           Shall serve until death,         Dean, School of Business Administration
17 Funds                   resignation or removal.          of Widener University from 2001 to 2004;
                           Trustee since October 1999.      Dean, College of Business, Public Policy
                                                            and Health at the University of Maine
                                                            from September 1998 to June 2001.

                                                            None
-------------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO          Trustee and Chairman of the      Consultant, financial services
Date of Birth: 3/43        Board                            organizations from 1997 to present;
                                                            Interim President, LaSalle University
17 Funds                   Shall serve until death,         from 1998 to 1999; President and Chief
                           resignation or removal.          Executive Officer, Philadelphia Stock
                           Trustee since October 1998.      Exchange from 1981 to 1997.

                                                            Kalmar Pooled Investment Trust;
                                                            The RBB Fund, Inc. (19 portfolios)
                                                            (registered investment companies);
                                                            Independence Blue Cross; IntriCon
                                                            Corporation (industrial furnaces and
                                                            ovens).
-------------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.           Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                         since 1991.
                           Shall serve until death,
25 Funds                   resignation or removal.          CRM Mutual Fund Trust (registered
                           Trustee since October 1999.      investment companies); (8 portfolios)
                                                            WHX Corporation (industrial
                                                            manufacturer).

WILMINGTON FUNDS -- FIXED INCOME FUNDS

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                  WITH TRUST,                      PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                       OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                             HELD BY TRUSTEE
------------------------   ------------------------------   -------------------------------------------

THOMAS LEONARD             Trustee                          Retired since 2008; former Partner with
Date of Birth: 2/49                                         PricewaterhouseCoopers (public
                           Shall serve until death,         accounting) from May 1970 to June 2008.
17 Funds                   resignation or removal.
                           Trustee since July 2008.         None
-------------------------------------------------------------------------------------------------------
MARK A. SARGENT            Trustee                          Dean and Professor of Law, Villanova
Date of Birth: 4/51                                         University School of Law since July 1997.
                           Shall serve until death,
17 Funds                   resignation or removal.          The RBB Fund, Inc. (19 portfolios)
                           Trustee since November 2001.     (registered investment company); NYSE
                                                            Regulation, Inc.; Financial Industry
                                                            Regulatory Authority (FINRA).

WILMINGTON FUNDS -- FIXED INCOME FUNDS

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                      PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                       OTHER DIRECTORSHIPS
     DATE OF BIRTH                    SERVED                                   HELD
------------------------   ------------------------------   -------------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since 2005; Vice
                           the Board and until successor    President of PNC Global Investment
                           is elected and qualified.        Servicing (U.S.), Inc. (formerly PFPC Inc.)
                           Officer since September 2005.    from January 2005 to July 2005; Vice
                                                            President of Administration, 1838
                                                            Investment Advisors, LP from 1999 to 2005;
                                                            Chief Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A
-------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income Management,
1100 North Market Street                                    Wilmington Trust since 2007; Director,
Wilmington, DE 19890       Shall serve at the pleasure of   Fixed Income Research and Portfolio
Date of Birth: 9/53        the Board and until successor    Manager, Wilmington Trust from 1996 to
                           is elected and qualified.        2007; Vice President, Rodney Square
                           Officer since October 1998.      Management Corporation RSMC since 2001;
                                                            Vice President of WTIM since 2006; Vice
                                                            President, Wilmington Trust Company since
                                                            1997.

                                                            N/A
-------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003; Vice
1100 North Market Street                                    President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.
-------------------------------------------------------------------------------------------------------
JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund Administration,
                           is elected and qualified.        1838 Investment Advisors, LP from March
                           Officer since November 2005.     1999 to September 2004.

WILMINGTON FUNDS -- FIXED INCOME FUNDS

                                  POSITION(S) HELD
                                     WITH TRUST,                      PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                       OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                   HELD
------------------------   ------------------------------   -------------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since 2007;
1100 North Market Street   Compliance Officer & Anti-       Vice President, WTIM since 2004; Vice
Wilmington, DE 19890       Money Laundering Officer         President and Chief Compliance Officer,
Date of Birth: 5/51                                         RSMC since 2004; Vice President and Chief
                           Shall serve at the pleasure of   Compliance Officer, 1838 Investment
                           the Board and until successor    Advisors, LP from 1999 to 2004.
                           is elected and qualified;
                           Officer since September 2004.    N/A
-------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November 2006;
Wilmington, DE 19890       Shall serve at the pleasure of   Coleman Counsel Per Diem from November 2005
Date of Birth: 1/52        the Board and until successor    to November 2006; Vice President and Senior
                           is elected and qualified;        Counsel of Merrill Lynch & Co., Inc. from
                           Officer since February 2007.     1994 to 2005.

                                                            N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2008 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                      OFFICERS

Nicholas A. Giordano          John J. Kelley
Chairman of the Board         President & Chief Executive Officer

Robert H. Arnold              John C. McDonnell
                              Vice President, Chief Financial Officer
Dr. Eric Brucker              & Treasurer

Ted T. Cecala                 Edward W. Diffin Jr.
                              Vice President & Secretary
Robert J. Christian
                              Clayton M. Albright
Louis Klein Jr.               Vice President

Thomas Leonard                Joseph M. Fahey Jr.
                              Vice President

Mark A. Sargent               Anna M. Bencrowsky
                              Vice President, Chief Compliance Officer &
                              Anti-Money Laundering Officer

     CUSTODIAN

     Wilmington Trust Company
     1100 North Market Street, Wilmington, DE 19890

     INVESTMENT ADVISER AND ADMINISTRATOR

     Rodney Square Management Corporation 1100
     North Market Street, Wilmington, DE 19890

     SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

     PNC Global Investment Servicing (U.S.), Inc.
     301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS -- INSTITUTIONAL AND A SHARES.

WILMINGTON |
     FUNDS |                                                    FIXED_Semi_12/08

                                  EQUITY FUNDS

                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2008

                                                                LARGE-CAP GROWTH

                                                                 LARGE-CAP VALUE

                                                                  SMALL-CAP CORE

                                                      WILMINGTON FUNDS (GRAHPIC)

WILMINGTON FUNDS -- EQUITY FUNDS

CONTENTS                                                                    page
--------                                                                    ----
President's Message .....................................................     2
Expense Disclosure ......................................................     8
Disclosure of Portfolio Holdings ........................................    10
Investments .............................................................    11
Financial Statements ....................................................    31
Financial Highlights ....................................................    36
Notes to Financial Statements ...........................................    42
Evaluation and Approval of Investment Advisory and Sub-Advisory
   Agreements ...........................................................    48
Trustees and Officers ...................................................    50

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

RUSSELL 1000(R) INDEX, RUSSELL 1000(R) GROWTH INDEX, RUSSELL 1000(R) VALUE INDEX, RUSSELL 2000(R) INDEX, RUSSELL 2000(R) GROWTH INDEX, RUSSELL 2000(R) VALUE INDEX, RUSSELL 3000(R) INDEX, RUSSELL 3000(R) GROWTH INDEX, AND RUSSELL 3000(R) VALUE INDEX ARE TRADEMARKS OF THE FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- EQUITY FUNDS

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Calendar year 2008 and the six-month period ending December 31, 2008 were brutal times for capital markets. Liquidity challenges from 2007's subprime mortgage crisis rolled into 2008 and ultimately led to a worldwide credit crunch.

ECONOMIC NEWS DROVE MARKET VOLATILITY

     The first three months of the Funds' semi-annual period were relatively uneventful compared to the latter half of the period. In September 2008, stocks experienced historically deep declines when large, U.S.-based and foreign financial firms failed. By early October 2008, there were more reminders that the economic crisis had stretched worldwide, as markets, corporate earnings, and currencies around the globe lost ground. Dramatically deep stock declines followed. Later that month, stocks rose significantly, when the Federal Open Market Committee of the Federal Reserve reduced its target for short-term interest rates by 50 basis points (0.50%) to 1.00%. In mid-November, precipitated by a failed proposal to bail out U.S. auto makers, stocks experienced historic losses. But stocks surged toward the end of November, when a federal rescue plan for a large financial institution came together. In exchange for the purchase of preferred stock, the plan called for the U.S. government to limit losses on risky loans and securities. On December 1, 2008, the National Bureau of Economic Research ("NBER") declared that the United States was officially in a recession that began in December 2007, citing employment and production data plus 2008's third quarter decline in gross domestic product (GDP). This marked the first U.S. recession since 2001. Around the same time, the Department of Labor announced that over 500,000 jobs had been lost in November. With that, the unemployment level moved from 6.5% to 6.7%, a monthly increase not seen since 2004.

STOCKS DROPPED TO RECORD DEPTHS

     All equity segments experienced losses during the six-month period ended December 31, 2008, including the broad market, as measured by the Russell 3000 Index -29.5%; large caps, as measured by the Russell 1000 Index -29.7%; and small caps, as measured by the Russell 2000 Index -26.9%. For calendar year 2008 the same indices declined -37.3%, -37.6%, and -33.8%, respectively.

GOVERNMENTAL INTERVENTION REACHED HISTORIC PROPORTIONS

    Action by the Federal Reserve and U.S. Treasury included cutting interest rates, buying distressed assets from financial institutions, and creating the Emergency Economic Stabilization Act of 2008 (EESA). EESA provides for up to $700 billion intended to bring stability and liquidity to the markets and the economy. Even with the Fed setting its target rate to a range between 0.25% and 0% by year-end, future governmental interventions are expected.

     While the economic problems facing the markets do not have simple solutions, the new administration is making them a priority. Now, more than ever, keeping a long-term perspective is critical when investing in equities.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     Our alpha model process is designed to identify and exploit momentum in factors that are driving the returns of common stocks in order to generate excess returns for the Funds. The model process first aims to identify profitable factors in the market and then tries to select those stocks it believes will benefit most from those identified factors. At the same time, and in a similar fashion, it seeks to identify unpopular factors and avoid stocks with those attributes. When the process works as anticipated a Fund should

WILMINGTON FUNDS -- EQUITY FUNDS
outperform its benchmark market index. The process tends to underperform when there is a reversal in the attributes of the outperforming stocks since it takes time for the alphas to reflect the new preference and these strategies use a limited amount of turnover in this process. As a result, quick reversals in preferences can take several months to be reflected in the portfolio positioning. The end of June marked such a reversal impacting results in July and August.

     Price momentum, which had been the factor that drove results in the first six-months of 2008, hit a wall in July as the upward momentum in commodity prices reversed course in July. The Energy and Basic Materials exposure had been built up to its maximum over the year ended June 30, 2008 and the strong reversal in July caused all of our strategies to suffer most acutely in July. Additionally, stocks in the Financial sector, which had not performed well during first six months of 2008, reversed course and outperformed sharply in July while the strategies held a relative underweighted position. The Small-Cap Fund's performance was severely affected by this reversal as the asset allocation overlay favored growth over value at a time when the more volatile Energy stocks severely underperformed the market. By the end of August, the over-weighted Energy and Basic Material positions were brought back to neutral with emphasis on conservative sectors with stocks that exhibit lower beta and lower debt exposure. This positioning worked well as the market fell in October and November. The strongest factor signals are currently small market capitalization, low dividend yield, higher profitability and higher debt quality. The factor model likes Utilities, Consumer Staples and Financials the most, and dislikes Energy, Basic Materials and Technology.

     As of December 31, 2008, the Large-Cap Growth and Value Funds were ahead of their respective benchmark indices for the trailing one-year period, while the Small-Cap Core Fund was almost even with its benchmark index for the year. For the six month period ending December 31, 2008, both Large-Cap Growth and Large-Cap Value Funds performed in line with their benchmarks while the Small-Cap Core Fund underperformed as it suffered most acutely from the reversal that started in July.

WILMINGTON FUNDS -- EQUITY FUNDS

WILMINGTON LARGE-CAP GROWTH FUND

     The Institutional Shares of the Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund") returned -32.83% for the six-month period ended December 31, 2008, compared to a return of -32.31% for the Russell 1000 Growth Index.

     The top ten holdings as of December 31, 2008, representing approximately 25.8% of total investments, were:

                                        PERCENT OF TOTAL
10 LARGEST HOLDINGS                        INVESTMENTS
-------------------                     ----------------
Microsoft Corp.                               4.2%
PepsiCo, Inc.                                 3.0%
Exxon Mobil Corp.                             3.0%
Johnson & Johnson                             2.8%
International Business Machines Corp.         2.4%

                                        PERCENT OF TOTAL
10 LARGEST HOLDINGS                        INVESTMENTS
-------------------                     ----------------
Cisco Systems, Inc.                           2.3%
Hewlett-Packard Co.                           2.1%
Baxter International, Inc.                    2.0%
Intel Corp.                                   2.0%
Costco Wholesale Corp.                        2.0%

     The following table compares the performance of the Large-Cap Growth Fund and the Russell 1000 Growth Index for the ten years ended December 31, 2008.

                                                       Average Annual Total Returns
                                               -------------------------------------------
                                       SIX                                       SINCE
                                      MONTHS   1 YEAR    5 YEARS   10 YEARS   INCEPTION(1)
                                     -------   ------    -------   --------   ------------
Large-Cap Growth Fund
-- Institutional Shares              (32.83)%  (37.55)%  (4.12)%    (5.65)%        NA
-- A Shares (with sales charge)(2)   (35.26)%  (39.86)%     NA         NA       (11.45)%
-- A Shares at NAV                   (32.91)%  (37.70)%     NA         NA       (10.41)%
Russell 1000 Growth Index            (32.31)%  (38.44)%  (3.42)%    (4.27)%      (9.24)%

Fund Gross Expense Ratios(3): Institutional Shares - 1.13%, A Shares - 1.38%

----------
     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- EQUITY FUNDS

WILMINGTON LARGE-CAP VALUE FUND

    The Institutional Shares of the Wilmington Large-Cap Value Fund (Large-Cap Value Fund) returned -26.54% for the six-month period ended December 31, 2008, compared to a return of -26.93% for the Russell 1000 Value Index.

    The top ten holdings as of December 31, 2008, representing approximately 29.2% of total investments, were:

                                        PERCENT OF TOTAL
10 LARGEST HOLDINGS                        INVESTMENTS
-------------------                     ----------------
Exxon Mobil Corp.                             7.8%
Chevron Corp.                                 3.3%
AT&T, Inc.                                    3.1%
General Electric Co.                          3.1%
Verizon Communications, Inc.                  2.9%

                                        PERCENT OF TOTAL
10 LARGEST HOLDINGS                        INVESTMENTS
-------------------                     ----------------
JPMorgan Chase & Co.                          1.9%
Kimberly-Clark Corp.                          1.8%
Philip Morris International, Inc.             1.8%
Wells Fargo & Co.                             1.8%
Johnson & Johnson                             1.7%

     The following table compares the performance of the Large-Cap Value Fund and the Russell 1000 Value Index for the ten years ended December 31, 2008.

                                                      Average Annual Total Returns
                                               -------------------------------------------
                                       SIX                                       SINCE
                                      MONTHS   1 YEAR    5 YEARS   10 YEARS   INCEPTION(1)
                                     -------   ------    -------   --------   ------------
Large-Cap Value Fund
-- Institutional Shares              (26.54)%  (31.62)%   0.04%      0.55%          NA
-- A Shares (with sales charge)(2)   (29.14)%  (34.12)%     NA         NA        (6.89)%
-- A Shares at NAV                   (26.58)%  (31.74)%     NA         NA        (5.80)%
Russell 1000 Value Index             (26.93)%  (36.85)%  (0.79)%     1.36%       (8.42)%

Fund Gross Expense Ratios(3): Institutional Shares - 1.21%, A Shares - 1.46%

----------
     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- EQUITY FUNDS

WILMINGTON SMALL-CAP CORE FUND

     The Institutional Shares of the Wilmington Small-Cap Core Fund (Small-Cap
Fund) returned -30.62% for the six-month period ended December 31, 2008, compared to a return of -26.94% for the Russell 2000 Index.

     The top ten holdings as of December 31, 2008, representing approximately 10.7% of total investments, were:

                                        PERCENT OF TOTAL
10 LARGEST HOLDINGS                        INVESTMENTS
-------------------                     ----------------
Arden Group, Inc. - Class A                   1.5%
Watson Wyatt Worldwide, Inc. -
   Class A                                    1.3%
MAXIMUS, Inc.                                 1.2%
CH Energy Group, Inc.                         1.2%
Kansas City Life Insurance Co.                1.0%

                                        PERCENT OF TOTAL
10 LARGEST HOLDINGS                        INVESTMENTS
-------------------                     ----------------
Jack Henry & Associates, Inc.                 1.0%
Weyco Group, Inc.                             0.9%
Waste Connections, Inc.                       0.9%
Adtran, Inc.                                  0.9%
WD-40 Co.                                     0.8%

     The following table compares the performance of the Small-Cap Fund and the Russell 2000 Index for the ten years ended December 31, 2008.

                                                       Average Annual Total Returns
                                               -------------------------------------------
                                       SIX                                       SINCE
                                      MONTHS   1 YEAR    5 YEARS   10 YEARS   INCEPTION(1)
                                     -------   ------    -------   --------   ------------
Small-Cap Core Fund
-- Institutional Shares              (30.62)%  (33.82)%  (2.27)%     1.01%          NA
-- A Shares (with sales charge)(2)   (33.04)%  (36.13)%     NA         NA       (10.54)%
-- A Shares at NAV                   (30.60)%  (33.82)%     NA         NA        (9.48)%
Russell 2000 Index                   (26.94)%  (33.79)%  (0.93)%     3.02%       (8.16)%

Fund Gross Expense Ratios(3): Institutional Shares - 1.75%, A Shares - 2.00%

Fund Net Expense Ratios(3): Institutional Shares - 1.69%, A Shares - 1.94%

----------
     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

WILMINGTON FUNDS -- EQUITY FUNDS

     SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

     We invite your comments and questions and thank you for your investment in the Wilmington Equity Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley
                                        ------------------------
                                        John J. Kelley
                                        President

January 23, 2009

     YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

     MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- EQUITY FUNDS

EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- EQUITY FUNDS

FOR THE PERIOD JULY 1, 2008 TO DECEMBER 31, 2008

EXPENSE TABLES

                                                BEGINNING     ENDING                 EXPENSES
                                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                  VALUE       VALUE       EXPENSE     DURING
                                                 7/01/08     12/31/08      RATIO      PERIOD*
                                                ---------   ---------   ----------   --------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return ..........................   $1,000.00   $  671.70      1.32%      $ 5.56
Hypothetical 5% Return Before Expenses ......    1,000.00    1,018.47      1.32%        6.74
LARGE-CAP GROWTH FUND -- A SHARES
Actual Fund Return ..........................   $1,000.00   $  670.90      1.57%      $ 6.61
Hypothetical 5% Return Before Expenses ......    1,000.00    1,017.04      1.57%        8.01
LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ..........................   $1,000.00   $  734.60      1.43%      $ 6.25
Hypothetical 5% Return Before Expenses ......    1,000.00    1,017.91      1.43%        7.30
LARGE-CAP VALUE FUND -- A SHARES
Actual Fund Return ..........................   $1,000.00   $  734.20      1.68%      $ 7.34
Hypothetical 5% Return Before Expenses ......    1,000.00    1,016.63      1.68%        8.58
SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ..........................   $1,000.00   $  693.80      2.01%      $ 8.58
Hypothetical 5% Return Before Expenses ......    1,000.00    1,014.95      2.01%       10.26
SMALL-CAP CORE FUND -- A SHARES
Actual Fund Return ..........................   $1,000.00   $  694.00      2.26%      $ 9.65
Hypothetical 5% Return Before Expenses ......    1,000.00    1,013.72      2.26%       11.54

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- EQUITY FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2008

The following tables present a summary of the portfolio holdings of each of the Wilmington Equity Funds as a percentage of its total investments.

LARGE-CAP GROWTH FUND

Common Stocks
   Information Technology        26.7%
   Consumer Staples              17.6%
   Industrials                   14.7%
   Health Care                   13.6%
   Consumer Discretionary         9.6%
   Energy                         7.9%
   Financials                     4.0%
   Materials                      3.6%
   Utilities                      2.0%
   Telecommunication Services     0.1%
Short-Term Investments            0.2%
                                -----
                                100.0%
                                =====

LARGE-CAP VALUE FUND

Common Stocks
   Financials                    21.6%
   Energy                        16.9%
   Health Care                   10.4%
   Consumer Discretionary         7.8%
   Industrials                    7.4%
   Consumer Staples               7.4%
   Utilities                      6.8%
   Telecommunication Services     6.1%
   Materials                      3.2%
   Information Technology         2.3%
Short-Term Investments           10.1%
                                -----
                                100.0%
                                =====

SMALL-CAP CORE FUND

Common Stocks
   Financials                    21.1%
   Industrials                   19.5%
   Information Technology        14.9%
   Consumer Discretionary        10.5%
   Health Care                   10.0%
   Consumer Staples               6.6%
   Utilities                      5.6%
   Materials                      2.8%
   Energy                         2.0%
   Telecommunication Services     1.5%
Short-Term Investments            5.5%
                                -----
                                100.0%
                                =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP GROWTH FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)

(Showing Percentage of Net Assets)

                                                                         VALUE
                                                             SHARES     (NOTE 2)
                                                            -------   -----------
COMMON STOCK -- 99.8%
   CONSUMER DISCRETIONARY -- 9.6%
      AUTO COMPONENTS -- 0.4%
         Gentex Corp. ...................................     9,100   $    80,353
         WABCO Holdings, Inc. ...........................       300         4,737
                                                                      -----------
                                                                           85,090
                                                                      -----------
      DIVERSIFIED CONSUMER SERVICES -- 1.8%
         Brink's Home Security Holdings, Inc.* ..........     2,500        54,800
         Strayer Education, Inc. ........................     1,500       321,615
                                                                      -----------
                                                                          376,415
                                                                      -----------
      HOTELS, RESTAURANTS & LEISURE -- 1.8%
         Choice Hotels International, Inc. ..............     2,000        60,120
         Marriott International, Inc. - Class A. ........     2,000        38,900
         Tim Hortons, Inc. ..............................     1,700        49,028
         Yum! Brands, Inc. ..............................     7,400       233,100
                                                                      -----------
                                                                          381,148
                                                                      -----------
      HOUSEHOLD DURABLES -- 1.3%
         NVR, Inc.* .....................................       600       273,750
                                                                      -----------
      MEDIA -- 1.4%
         CTC Media, Inc.* ...............................     3,500        16,800
         John Wiley & Sons, Inc. - Class A. .............     4,500       160,110
         The Walt Disney Co. ............................     3,000        68,070
         Viacom, Inc. - Class B* ........................     3,000        57,180
                                                                      -----------
                                                                          302,160
                                                                      -----------
      MULTILINE RETAIL -- 0.9%
         Kohl's Corp.* ..................................       500        18,100
         Target Corp. ...................................     5,300       183,009
                                                                      -----------
                                                                          201,109
                                                                      -----------
      SPECIALTY RETAIL -- 1.5%
         Carmax, Inc.* ..................................     4,200        33,096
         Lowe's Cos., Inc. ..............................     2,000        43,040
         PetSmart, Inc. .................................     1,500        27,675
         Ross Stores, Inc. ..............................     1,100        32,703
         The Sherwin-Williams Co. .......................     2,300       137,425
         Williams-Sonoma, Inc. ..........................     4,300        33,798
                                                                      -----------
                                                                          307,737
                                                                      -----------

                                                                         VALUE
                                                             SHARES     (NOTE 2)
                                                            -------   -----------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
         NIKE, Inc. - Class B ...........................     1,900   $    96,900
                                                                      -----------
      TOTAL CONSUMER DISCRETIONARY ......................               2,024,309
                                                                      -----------
   CONSUMER STAPLES -- 17.5%
      BEVERAGES -- 5.1%
         Brown-Forman Corp. - Class B. ..................     2,200       113,278
         PepsiCo, Inc. ..................................    11,500       629,855
         The Coca-Cola Co. ..............................     7,100       321,417
                                                                      -----------
                                                                        1,064,550
                                                                      -----------
      FOOD & STAPLES RETAILING -- 5.0%
         Costco Wholesale Corp. .........................     7,900       414,750
         CVS Caremark Corp. .............................       339         9,743
         SYSCO Corp. ....................................     6,600       151,404
         Wal-Mart Stores, Inc. ..........................     5,700       319,542
         Walgreen Co. ...................................     6,400       157,888
                                                                      -----------
                                                                        1,053,327
                                                                      -----------
      FOOD PRODUCTS -- 2.8%
         Campbell Soup Co. ..............................     5,700       171,057
         General Mills, Inc. ............................     3,500       212,625
         The Hershey Co. ................................     2,100        72,954
         The J.M. Smucker Co. ...........................     2,909       126,134
                                                                      -----------
                                                                          582,770
                                                                      -----------
      HOUSEHOLD PRODUCTS -- 3.4%
         Church & Dwight Co., Inc. ......................     3,200       179,584
         Colgate-Palmolive Co. ..........................     2,200       150,788
         Kimberly-Clark Corp. ...........................     5,500       290,070
         Procter & Gamble Co. ...........................     1,633       100,952
                                                                      -----------
                                                                          721,394
                                                                      -----------
      PERSONAL PRODUCTS -- 0.5%
         Avon Products, Inc. ............................     4,700       112,941
                                                                      -----------
      TOBACCO -- 0.7%
         Philip Morris International, Inc. ..............     3,600       156,636
                                                                      -----------
      TOTAL CONSUMER STAPLES. ...........................               3,691,618
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP GROWTH FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                         VALUE
                                                             SHARES     (NOTE 2)
                                                            -------   -----------
   ENERGY -- 7.9%
      ENERGY EQUIPMENT & SERVICES -- 2.7%
         Baker Hughes, Inc. .............................     1,600   $    51,312
         Diamond Offshore Drilling, Inc. ................       200        11,788
         Halliburton Co. ................................     4,000        72,720
         Key Energy Services, Inc.* .....................     2,600        11,466
         Noble Corp. ....................................       800        17,672
         Patterson-UTI Energy, Inc. .....................     1,800        20,718
         Schlumberger, Ltd. .............................     5,900       249,747
         SEACOR Holdings, Inc.* .........................       500        33,325
         Smith International, Inc. ......................       800        18,312
         Transocean Ltd.* ...............................     1,629        76,970
                                                                      -----------
                                                                          564,030
                                                                      -----------
      OIL, GAS & CONSUMABLE FUELS -- 5.2%
         Chesapeake Energy Corp. ........................     1,300        21,021
         Encore Acquisition Co.* ........................       500        12,760
         EOG Resources, Inc. ............................       800        53,264
         Exxon Mobil Corp. ..............................     7,775       620,679
         Frontier Oil Corp. .............................     1,700        21,471
         Hess Corp. .....................................       500        26,820
         Mariner Energy, Inc.* ..........................     1,100        11,220
         Murphy Oil Corp. ...............................       800        35,480
         Noble Energy, Inc. .............................       400        19,688
         Occidental Petroleum Corp. .....................     3,800       227,962
         Williams Cos., Inc. ............................     2,000        28,960
         XTO Energy, Inc. ...............................       500        17,635
                                                                      -----------
                                                                        1,096,960
                                                                      -----------
         TOTAL ENERGY ...................................               1,660,990
                                                                      -----------
   FINANCIALS -- 4.0%
      CAPITAL MARKETS -- 1.0%
         Eaton Vance Corp. ..............................     1,000        21,010
         Federated Investors, Inc. ......................     1,100        18,656
         Goldman Sachs Group, Inc. ......................       200        16,878
         Northern Trust Corp. ...........................     1,300        67,782
         SEI Investments Co. ............................     1,300        20,423
         The Charles Schwab Corp. .......................     4,200        67,914
                                                                      -----------
                                                                          212,663
                                                                      -----------

                                                                         VALUE
                                                             SHARES     (NOTE 2)
                                                            -------   -----------
      COMMERCIAL BANKS -- 0.8%
         Bank of Hawaii Corp. ...........................     3,400   $   153,578
                                                                      -----------
      CONSUMER FINANCE -- 0.2%
         American Express Co. ...........................     2,400        44,520
                                                                      -----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.2%
         CME Group, Inc. ................................       200        41,622
                                                                      -----------
      INSURANCE -- 1.1%
         AFLAC, Inc. ....................................     1,700        77,928
         Brown & Brown, Inc. ............................       200         4,180
         Erie Indemnity Co. - Class A ...................     1,500        56,445
         TransAtlantic Holdings, Inc. ...................     1,000        40,060
         W.R. Berkley Corp. .............................     1,800        55,800
                                                                      -----------
                                                                          234,413
                                                                      -----------
      REAL ESTATE INVESTMENT TRUSTS -- 0.4%
         Kilroy Realty Corp. ............................     2,500        83,650
                                                                      -----------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         The St. Joe Co.* ...............................     1,000        24,320
                                                                      -----------
      THRIFTS & MORTGAGE FINANCE -- 0.2%
         Capitol Federal Financial ......................       900        41,040
                                                                      -----------
      TOTAL FINANCIALS ..................................                 835,806
                                                                      -----------
   HEALTH CARE -- 13.6%
      BIOTECHNOLOGY -- 0.1%
         Biogen Idec, Inc.* .............................       400        19,052
                                                                      -----------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 4.6%
         Baxter International, Inc. .....................     8,000       428,720
         Becton, Dickinson & Co. ........................       400        27,356
         C.R. Bard, Inc. ................................     1,700       143,242
         Edwards Lifesciences Corp.* ....................     3,900       214,305
         Intuitive Surgical, Inc.* ......................       100        12,699
         Medtronic, Inc. ................................     1,900        59,698
         ResMed, Inc.* ..................................       300        11,244
         Stryker Corp. ..................................     1,600        63,920
                                                                      -----------
                                                                          961,184
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP GROWTH FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                            -------   ----------
      HEALTH CARE PROVIDERS & SERVICES -- 2.0%
         AmerisourceBergen Corp. ........................     2,900   $   103,414
         Cardinal Health, Inc. ..........................     3,500       120,645
         DaVita, Inc.* ..................................       600        29,742
         Express Scripts, Inc.* .........................       900        49,482
         McKesson Corp. .................................       600        23,238
         Medco Health Solutions, Inc.* ..................       600        25,146
         Pediatrix Medical Group, Inc. ..................     2,200        69,740
                                                                      -----------
                                                                          421,407
                                                                      -----------
      LIFE SCIENCES TOOLS & SERVICES -- 1.4%
         Covance, Inc.* .................................     1,100        50,633
         Pharmaceutical Product Development, Inc. .......       700        20,307
         Techne Corp. ...................................     3,400       219,368
         Waters Corp.* ..................................       200         7,330
                                                                      -----------
                                                                          297,638
                                                                      -----------
      PHARMACEUTICALS -- 5.5%
         Allergan, Inc. .................................       800        32,256
         Bristol-Myers Squibb Co. .......................    10,400       241,800
         Eli Lilly & Co. ................................     2,000        80,540
         Johnson & Johnson ..............................    10,000       598,300
         Merck & Co., Inc. ..............................     1,500        45,600
         Schering-Plough Corp. ..........................     8,300       141,349
         Sepracor, Inc.* ................................     1,100        12,078
                                                                      -----------
                                                                        1,151,923
                                                                      -----------
      TOTAL HEALTH CARE .................................               2,851,204
                                                                      -----------
   INDUSTRIALS -- 14.7%
      AEROSPACE & DEFENSE -- 1.7%
         Honeywell International, Inc. ..................     1,900        62,377
         Lockheed Martin Corp. ..........................     1,500       126,120
         The Boeing Co. .................................     2,100        89,607
         United Technologies Corp. ......................     1,500        80,400
                                                                      -----------
                                                                          358,504
                                                                      -----------

                                                                         VALUE
                                                             SHARES    (NOTE 2)
                                                            -------   ----------
   AIR FREIGHT & LOGISTICS -- 2.6%
      C.H. Robinson Worldwide, Inc. .....................     2,900   $   159,587
      Expeditors International Washington, Inc. .........     2,200        73,194
      United Parcel Service, Inc. - Class B .............     5,800       319,928
                                                                      -----------
                                                                          552,709
                                                                      -----------
   BUILDING PRODUCTS -- 0.3%
      Lennox International, Inc. ........................     2,000        64,580
                                                                      -----------
   COMMERCIAL SERVICES & SUPPLIES -- 0.2%
      The Brink's Co. ...................................     1,600        43,008
                                                                      -----------
   CONSTRUCTION & ENGINEERING -- 1.0%
      Aecom Technology Corp.* ...........................     2,700        82,971
      Fluor Corp. .......................................     1,000        44,870
      Jacobs Engineering Group, Inc.* ...................       900        43,290
      KBR, Inc. .........................................     2,000        30,400
                                                                      -----------
                                                                          201,531
                                                                      -----------
   ELECTRICAL EQUIPMENT -- 1.8%
      AMETEK, Inc. ......................................     1,000        30,210
      Emerson Electric Co. ..............................     2,200        80,542
      Hubbell, Inc. - Class B ...........................     3,700       120,916
      Rockwell Automation, Inc. .........................       900        29,016
      Roper Industries, Inc. ............................     2,700       117,207
                                                                      -----------
                                                                          377,891
                                                                      -----------
   INDUSTRIAL CONGLOMERATES -- 1.4%
      3M Co. ............................................     5,300       304,962
                                                                      -----------
   MACHINERY -- 2.5%
      Caterpillar, Inc. .................................     1,300        58,071
      Danaher Corp. .....................................       300        16,983
      Deere & Co. .......................................     1,000        38,320
      Donaldson Co., Inc. ...............................     3,000       100,950
      Graco, Inc. .......................................     3,600        85,428
      IDEX Corp. ........................................     3,100        74,865
      Lincoln Electric Holdings, Inc. ...................     1,200        61,116
      The Toro Co. ......................................     1,000        33,000
      Valmont Industries, Inc. ..........................       800        49,088
                                                                      -----------
                                                                          517,821
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP GROWTH FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                         VALUE
                                                             SHARES     (NOTE 2)
                                                            -------   -----------
      PROFESSIONAL SERVICES -- 1.3%
         Equifax, Inc. ..................................     4,600   $   121,992
         FTI Consulting, Inc.* ..........................       300        13,404
         Robert Half International, Inc. ................     5,000       104,100
         The Corporate Executive Board Co. ..............     1,300        28,678
                                                                      -----------
                                                                          268,174
                                                                      -----------
      ROAD & RAIL -- 0.2%
         Landstar System, Inc. ..........................     1,000        38,430
                                                                      -----------
      TRADING COMPANIES & DISTRIBUTORS -- 1.7%
         Fastenal Co. ...................................     2,300        80,155
         W.W. Grainger, Inc. ............................     3,600       283,824
                                                                      -----------
                                                                          363,979
                                                                      -----------
      TOTAL INDUSTRIALS .................................               3,091,589
                                                                      -----------
   INFORMATION TECHNOLOGY -- 26.7%
      COMMUNICATIONS EQUIPMENT -- 4.0%
         Cisco Systems, Inc.* ...........................    29,400       479,220
         EchoStar Corp.* ................................     1,200        17,844
         Harris Corp. ...................................     1,500        57,075
         QUALCOMM, Inc. .................................     7,800       279,474
                                                                      -----------
                                                                          833,613
                                                                      -----------
      COMPUTERS & PERIPHERALS -- 6.2%
         Apple Computer, Inc.* ..........................     2,600       221,910
         Dell, Inc.* ....................................     9,600        98,304
         Diebold, Inc. ..................................     1,000        28,090
         Hewlett-Packard Co. ............................    11,900       431,851
         International Business Machines Corp. ..........     6,100       513,376
         Western Digital Corp.* .........................     1,200        13,740
                                                                      -----------
                                                                        1,307,271
                                                                      -----------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 2.0%
         Agilent Technologies, Inc.* ....................       800        12,504
         AVX Corp. ......................................    11,500        91,310
         Mettler-Toledo International, Inc.* ............       400        26,960
         Molex, Inc. ....................................     3,600        52,164
         National Instruments Corp. .....................    10,000       243,600
                                                                      -----------
                                                                          426,538
                                                                      -----------

                                                                         VALUE
                                                             SHARES     (NOTE 2)
                                                            -------   -----------
      INTERNET SOFTWARE & SERVICES -- 1.7%
         eBay, Inc.* ....................................     5,300   $    73,988
         Google, Inc. - Class A* ........................       900       276,885
                                                                      -----------
                                                                          350,873
                                                                      -----------
      IT SERVICES -- 1.9%
         Accenture, Ltd. - Class A ......................     3,900       127,881
         Automatic Data Processing, Inc. ................     3,300       129,822
         NeuStar, Inc. - Class A* .......................     1,500        28,695
         Total System Services, Inc. ....................     2,800        39,200
         Visa, Inc. - Class A ...........................     1,400        73,430
                                                                      -----------
                                                                          399,028
                                                                      -----------
      OFFICE ELECTRONICS -- 0.4%
         Zebra Technologies Corp. - Class A* ............     4,500        91,170
                                                                      -----------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.4%
         Altera Corp. ...................................     5,400        90,234
         Analog Devices, Inc. ...........................     1,400        26,628
         Applied Materials, Inc. ........................     4,600        46,598
         Broadcom Corp. - Class A* ......................     2,100        35,637
         Intel Corp. ....................................    29,200       428,072
         Linear Technology Corp. ........................     6,200       137,144
         MEMC Electronic Materials, Inc.* ...............       300         4,284
         Microchip Technology, Inc. .....................     2,100        41,013
         Texas Instruments, Inc. ........................     5,500        85,360
         Xilinx, Inc. ...................................     1,500        26,730
                                                                      -----------
                                                                          921,700
                                                                      -----------
      SOFTWARE -- 6.1%
         Adobe Systems, Inc.* ...........................     3,100        65,999
         BMC Software, Inc.* ............................     3,700        99,567
         CA, Inc. .......................................     3,500        64,855
         Citrix Systems, Inc.* ..........................     2,900        68,353
         FactSet Research Systems, Inc. .................     1,200        53,088
         Microsoft Corp. ................................    45,300       880,632
         Oracle Corp.* ..................................     2,700        47,871
                                                                      -----------
                                                                        1,280,365
                                                                      -----------
      TOTAL INFORMATION TECHNOLOGY ......................               5,610,558
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP GROWTH FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                         VALUE
                                                             SHARES     (NOTE 2)
                                                            -------   -----------
   MATERIALS -- 3.6%
      CHEMICALS -- 2.7%
         Ecolab, Inc. ...................................     2,600   $    91,390
         FMC Corp. ......................................       800        35,784
         Monsanto Co. ...................................     2,800       196,980
         Praxair, Inc. ..................................       800        47,488
         Sigma-Aldrich Corp. ............................     1,400        59,136
         The Lubrizol Corp. .............................     1,500        54,585
         The Scotts Miracle-Gro Co. - Class A ...........     2,100        62,412
         Valhi, Inc. ....................................     1,800        19,260
                                                                      -----------
                                                                          567,035
                                                                      -----------
      CONTAINERS & PACKAGING -- 0.5%
         AptarGroup, Inc. ...............................     3,200       112,768
                                                                      -----------
      METALS & MINING -- 0.4%
         Newmont Mining Corp. ...........................     1,800        73,260
                                                                      -----------
      TOTAL MATERIALS ...................................                 753,063
                                                                      -----------
   TELECOMMUNICATION SERVICES -- 0.2%
      WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
         Telephone & Data Systems, Inc. .................     1,100        34,925
                                                                      -----------
      TOTAL TELECOMMUNICATION SERVICES...................                  34,925
                                                                      -----------
   UTILITIES -- 2.0%
      ELECTRIC UTILITIES -- 1.1%
         DPL, Inc. ......................................     2,500        57,100
         Entergy Corp. ..................................       900        74,817
         Exelon Corp. ...................................     1,000        55,610
         PPL Corp. ......................................     1,400        42,966
                                                                      -----------
                                                                          230,493
                                                                      -----------
      GAS UTILITIES -- 0.3%
         Equitable Resources, Inc. ......................     2,200        73,810
                                                                      -----------

                                                                         VALUE
                                                             SHARES     (NOTE 2)
                                                            -------   -----------
      MULTI-UTILITIES -- 0.6%
         CenterPoint Energy, Inc. .......................     2,900   $    36,598
         Public Service Enterprise Group, Inc. ..........     2,800        81,676
                                                                      -----------
                                                                          118,274
                                                                      -----------
      TOTAL UTILITIES ...................................                 422,577
                                                                      -----------
      TOTAL COMMON STOCK
         (COST $26,744,825) .............................              20,976,639
                                                                      -----------
SHORT-TERM INVESTMENTS -- 0.2%
         BlackRock Liquidity Funds TempCash Portfolio -
            Institutional Series ........................    19,316        19,316
         BlackRock Liquidity Funds TempFund Portfolio -
            Institutional Series ........................    19,316        19,316
                                                                      -----------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $38,632) .................................                  38,632
                                                                      -----------
      TOTAL INVESTMENTS -- 100.0%
         (COST $26,783,457)+ ............................              21,015,271
      OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                         6,271
                                                                      -----------
      NET ASSETS -- 100.0% ..............................             $21,021,542
                                                                      ===========

*    Non-income producing security.

+ The cost for Federal income tax purposes is $26,860,084. At December 31, 2008, net unrealized depreciation was $5,844,813. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $338,115 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,182,928.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP VALUE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)

(Showing Percentage of Net Assets)

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
COMMON STOCK -- 100.1%
   CONSUMER DISCRETIONARY -- 8.6%
      AUTO COMPONENTS -- 0.1%
         Johnson Controls, Inc. ....................         1,200   $    21,792
                                                                     -----------
      DISTRIBUTORS -- 1.4%
         Genuine Parts Co. .........................         7,400       280,164
                                                                     -----------
      HOTELS, RESTAURANTS & LEISURE -- 1.7%
         McDonald's Corp.(1) .......................         5,400       335,826
                                                                     -----------
      HOUSEHOLD DURABLES -- 2.0%
         NVR, Inc.* ................................           500       228,125
         Snap-on, Inc. .............................         4,200       165,396
                                                                     -----------
                                                                         393,521
                                                                     -----------
      MEDIA -- 1.9%
         CBS Corp. - Class B .......................         3,700        30,303
         News Corp. - Class A ......................         3,500        31,815
         The Walt Disney Co. .......................         9,800       222,362
         Time Warner, Inc. .........................        10,200       102,612
                                                                     -----------
                                                                         387,092
                                                                     -----------
      SPECIALTY RETAIL -- 1.5%
         OfficeMax, Inc. ...........................         3,700        28,268
         RadioShack Corp.(1) .......................        10,000       119,400
         The Home Depot, Inc. ......................         4,300        98,986
         Williams-Sonoma, Inc. .....................         7,600        59,736
                                                                     -----------
                                                                         306,390
                                                                     -----------
      TOTAL CONSUMER DISCRETIONARY .................                   1,724,785
                                                                     -----------
   CONSUMER STAPLES -- 8.2%
      FOOD PRODUCTS -- 1.2%
         Bunge, Ltd.(1) ............................           500        25,885
         Hormel Foods Corp. ........................         1,900        59,052
         Kellogg Co. ...............................         2,600       114,010
         Kraft Foods, Inc. - Class A ...............           157         4,215
         The J.M. Smucker Co. ......................           186         8,065
         Tyson Foods, Inc. - Class A ...............         2,800        24,528
                                                                     -----------
                                                                         235,755
                                                                     -----------
      HOUSEHOLD PRODUCTS -- 4.6%
         Church & Dwight Co., Inc.(1) ..............         6,000       336,720
         Kimberly-Clark Corp. ......................         7,600       400,824
         Procter & Gamble Co. ......................         2,786       172,231
                                                                     -----------
                                                                         909,775
                                                                     -----------

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      TOBACCO -- 2.4%
         Philip Morris International, Inc. .........         9,200   $   400,292
         Reynolds American, Inc. ...................         2,200        88,682
                                                                     -----------
                                                                         488,974
                                                                     -----------
      TOTAL CONSUMER STAPLES .......................                   1,634,504
                                                                     -----------
   ENERGY -- 18.8%
      ENERGY EQUIPMENT & SERVICES -- 0.9%
         Patterson-UTI Energy, Inc. ................         1,800        20,718
         SEACOR Holdings, Inc.* ....................         2,400       159,960
                                                                     -----------
                                                                         180,678
                                                                     -----------
      OIL, GAS & CONSUMABLE FUELS -- 17.9%
         Anadarko Petroleum Corp. ..................         1,800        69,390
         Apache Corp. ..............................         1,400       104,342
         Chesapeake Energy Corp. ...................         1,500        24,255
         Chevron Corp. .............................        10,024       741,475
         Cimarex Energy Co. ........................           600        16,068
         ConocoPhillips ............................         7,200       372,960
         Devon Energy Corp. ........................         1,200        78,852
         Exxon Mobil Corp. .........................        21,803     1,740,534
         Forest Oil Corp.* .........................         1,100        18,139
         Marathon Oil Corp. ........................           900        24,624
         Newfield Exploration Co.* .................         1,000        19,750
         Noble Energy, Inc. ........................           800        39,376
         Occidental Petroleum Corp. ................           200        11,998
         Pioneer Natural Resources Co. .............         1,100        17,798
         Spectra Energy Corp. ......................         3,850        60,599
         Tesoro Corp. ..............................         4,200        55,314
         Valero Energy Corp. .......................         5,400       116,856
         XTO Energy, Inc.(1) .......................         1,700        59,959
                                                                     -----------
                                                                       3,572,289
                                                                     -----------
      TOTAL ENERGY .................................                   3,752,967
                                                                     -----------
   FINANCIALS -- 24.1%
      CAPITAL MARKETS -- 1.2%
         Goldman Sachs Group, Inc. .................         1,400       118,146
         The Bank of New York Mellon Corp. .........         4,400       124,652
                                                                     -----------
                                                                         242,798
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP VALUE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      COMMERCIAL BANKS -- 7.6%
         BancorpSouth, Inc. ........................         7,600   $   177,536
         Bank of Hawaii Corp. ......................         5,000       225,850
         Comerica, Inc. ............................           900        17,865
         Fifth Third Bancorp(1) ....................         4,700        38,822
         First Horizon National Corp.(1) ...........         5,563        58,796
         KeyCorp. ..................................         2,200        18,744
         Regions Financial Corp. ...................         3,300        26,268
         SunTrust Banks, Inc. ......................         3,700       109,298
         U.S. Bancorp ..............................        15,300       382,653
         Valley National Bancorp ...................         3,700        74,925
         Wells Fargo & Co.(1) ......................        13,300       392,084
                                                                     -----------
                                                                       1,522,841
                                                                     -----------
      DIVERSIFIED FINANCIAL SERVICES -- 3.7%
         Bank of America Corp. .....................        22,400       315,392
         JPMorgan Chase & Co. ......................        13,279       418,687
                                                                     -----------
                                                                         734,079
                                                                     -----------
      INSURANCE -- 7.9%
         Assurant, Inc. ............................         1,000        30,000
         Chubb Corp. ...............................         6,800       346,800
         Hartford Financial Services Group, Inc. ...         2,200        36,124
         Lincoln National Corp. ....................         1,600        30,144
         Loews Corp. ...............................         5,700       161,025
         Markel Corp.* .............................           300        89,700
         MetLife, Inc. .............................         1,921        66,966
         Prudential Financial, Inc. ................         1,800        54,468
         Reinsurance Group of America, Inc. ........           859        36,783
         The Allstate Corp. ........................         1,600        52,416
         The Travelers Cos., Inc. ..................         8,200       370,640
         Wesco Financial Corp. .....................         1,050       302,295
                                                                     -----------
                                                                       1,577,361
                                                                     -----------
      REAL ESTATE INVESTMENT TRUSTS -- 2.5%
         AvalonBay Communities, Inc.(1) ............         2,400       145,392
         Kilroy Realty Corp.(1) ....................         2,900        97,034
         Liberty Property Trust ....................         1,100        25,113
         Public Storage(1) .........................         2,100       166,950
         Regency Centers Corp.(1) ..................         1,200        56,040
                                                                     -----------
                                                                         490,529
                                                                     -----------

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      THRIFTS & MORTGAGE FINANCE -- 1.2%
         Capitol Federal Financial .................         1,900   $    86,640
         People's United Financial, Inc. ...........         8,900       158,687
                                                                     -----------
                                                                         245,327
                                                                     -----------
      TOTAL FINANCIALS .............................                   4,812,935
                                                                     -----------
   HEALTH CARE -- 11.6%
      BIOTECHNOLOGY -- 1.0%
         Amgen, Inc.* ..............................         3,200       184,800
         Biogen Idec, Inc.*(1) .....................           500        23,815
                                                                     -----------
                                                                         208,615
                                                                     -----------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
         Beckman Coulter, Inc. .....................         5,700       250,458
                                                                     -----------
      HEALTH CARE PROVIDERS & SERVICES -- 1.7%
         Cardinal Health, Inc. .....................         6,100       210,267
         CIGNA Corp. ...............................         1,300        21,905
         UnitedHealth Group, Inc. ..................         2,400        63,840
         WellPoint, Inc.* ..........................           800        33,704
                                                                     -----------
                                                                         329,716
                                                                     -----------
      HEALTH CARE TECHNOLOGY -- 0.7%
         IMS Health, Inc. ..........................         9,200       139,472
                                                                     -----------
      LIFE SCIENCES TOOLS & SERVICES -- 1.4%
         Life Technologies Corp.* ..................         6,000       139,860
         PerkinElmer, Inc. .........................        10,500       146,055
                                                                     -----------
                                                                         285,915
                                                                     -----------
      PHARMACEUTICALS -- 5.5%
         Eli Lilly & Co. ...........................         1,400        56,378
         Johnson & Johnson(1) ......................         6,500       388,895
         Merck & Co., Inc. .........................         5,900       179,360
         Pfizer, Inc. ..............................        19,400       343,574
         Wyeth .....................................         3,700       138,787
                                                                     -----------
                                                                       1,106,994
                                                                     -----------
      TOTAL HEALTH CARE ............................                   2,321,170
                                                                     -----------
   INDUSTRIALS -- 8.3%
      AEROSPACE & DEFENSE -- 1.0%
         Raytheon Co. ..............................         3,700       188,848
                                                                     -----------
      AIR FREIGHT & LOGISTICS -- 0.1%
         FedEx Corp. ...............................           300        19,245
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP VALUE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      COMMERCIAL SERVICES & SUPPLIES -- 1.7%
         Avery Dennison Corp.(1) ...................         5,100   $   166,923
         Copart, Inc.*(1) ..........................         6,680       181,629
                                                                     -----------
                                                                         348,552
                                                                     -----------
      CONSTRUCTION & ENGINEERING -- 0.1%
         KBR, Inc. .................................         1,500        22,800
                                                                     -----------
      INDUSTRIAL CONGLOMERATES -- 3.5%
         General Electric Co. ......................        42,700       691,740
                                                                     -----------
      MACHINERY -- 0.8%
         Dover Corp. ...............................         1,900        62,548
         Illinois Tool Works, Inc. .................         2,500        87,625
                                                                     -----------
                                                                         150,173
                                                                     -----------
      PROFESSIONAL SERVICES -- 1.0%
         Equifax, Inc. .............................         7,600       201,552
                                                                     -----------
      TRADING COMPANIES & DISTRIBUTORS -- 0.1%
         GATX Corp. ................................           900        27,873
                                                                     -----------
      TOTAL INDUSTRIALS ............................                   1,650,783
                                                                     -----------
   INFORMATION TECHNOLOGY -- 2.6%
      COMPUTERS & PERIPHERALS -- 0.7%
         International Business Machines Corp. .....         1,400       117,824
         Sun Microsystems, Inc.* ...................         7,500        28,650
                                                                     -----------
                                                                         146,474
                                                                     -----------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 1.3%
         AVX Corp. .................................        28,000       222,320
         Tyco Electronics, Ltd. ....................         1,700        27,557
                                                                     -----------
                                                                         249,877
                                                                     -----------
      OFFICE ELECTRONICS -- 0.3%
         Zebra Technologies Corp. - Class A* .......         2,800        56,728
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 0.3%
         Cree, Inc.* ...............................         3,600        57,132
                                                                     -----------
      TOTAL INFORMATION TECHNOLOGY .................                     510,211
                                                                     -----------

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
   MATERIALS -- 3.6%
      CHEMICALS -- 3.1%
         Airgas, Inc. ..............................         1,200   $    46,788
         Ashland, Inc. .............................         4,800        50,448
         E.I. DuPont de Nemours & Co. ..............         1,200        30,360
         FMC Corp. .................................         3,000       134,190
         PPG Industries, Inc. ......................           900        38,187
         RPM International, Inc. ...................         5,500        73,095
         Sigma-Aldrich Corp.(1) ....................         1,200        50,688
         The Dow Chemical Co. ......................         2,900        43,761
         The Lubrizol Corp. ........................         3,900       141,921
                                                                     -----------
                                                                         609,438
                                                                     -----------
      CONTAINERS & PACKAGING -- 0.0%
         Temple-Inland, Inc. .......................           900         4,320
                                                                     -----------
      METALS & MINING -- 0.4%
         Freeport-McMoRan Copper & Gold, Inc. ......         1,400        34,216
         Nucor Corp. ...............................         1,100        50,820
                                                                     -----------
                                                                          85,036
                                                                     -----------
      PAPER & FOREST PRODUCTS -- 0.1%
         Weyerhaeuser Co. ..........................           700        21,427
                                                                     -----------
      TOTAL MATERIALS ..............................                     720,221
                                                                     -----------
   TELECOMMUNICATION SERVICES -- 6.7%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.6%
         AT&T, Inc. ................................        24,300       692,550
         Verizon Communications, Inc. ..............        18,800       637,320
                                                                     -----------
                                                                       1,329,870
                                                                     -----------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
         Telephone & Data Systems, Inc. ............           600        19,050
                                                                     -----------
      TOTAL TELECOMMUNICATION SERVICES .............                   1,348,920
                                                                     -----------
   UTILITIES -- 7.6%
      ELECTRIC UTILITIES -- 3.6%
         FirstEnergy Corp. .........................         5,900       286,622
         FPL Group, Inc. ...........................           900        45,297
         NV Energy, Inc. ...........................         2,400        23,736
         PPL Corp. .................................         7,600       233,244
         Southern Co. ..............................         3,400       125,800
                                                                     -----------
                                                                         714,699
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

LARGE-CAP VALUE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      GAS UTILITIES -- 1.4%
         Atmos Energy Corp. ........................         8,000   $   189,600
         Equitable Resources, Inc. .................         3,000       100,650
                                                                     -----------
                                                                         290,250
                                                                     -----------
      MULTI-UTILITIES -- 2.6%
         OGE Energy Corp. ..........................        13,200       340,296
         SCANA Corp. ...............................         1,800        64,080
         Vectren Corp. .............................         4,300       107,543
                                                                     -----------
                                                                         511,919
                                                                     -----------
      TOTAL UTILITIES ..............................                   1,516,868
                                                                     -----------
      TOTAL COMMON STOCK
         (COST $22,847,479) ........................                  19,993,364
                                                                     -----------

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
SHORT-TERM INVESTMENTS -- 0.1%
      BlackRock Liquidity Funds
         TempCash Portfolio - Institutional Series .        11,168   $    11,168
      BlackRock Liquidity Funds
         TempFund Portfolio - Institutional Series .        11,167        11,167
                                                                     -----------
      TOTAL SHORT TERM INVESTMENTS
         (COST $22,335) ............................                      22,335
                                                                     -----------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
   SECURITIES(3) -- 11.1%
      Institutional Money Market Trust
         (Cost $2,222,290) .........................     2,222,290     2,222,290
                                                                     -----------
      TOTAL INVESTMENTS -- 111.3%
         (COST $25,092,104)+ .......................                  22,237,989(2)
      LIABILITIES IN EXCESS OF OTHER ASSETS --
         (11.3)% ...................................                  (2,254,335)
                                                                     -----------
      NET ASSETS -- 100.0% .........................                 $19,983,654
                                                                     ===========

*    Non-income producing security.

+ The cost for Federal income tax purposes is $25,107,929. At December 31, 2008, net unrealized depreciation was $2,869,940. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,912,033 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,781,973.

(1)  Security partially or fully on loan.

(2) At December 31, 2008, the market value of securities on loan for the Large-Cap Value Fund was $2,204,935.

(3)  See Note 5 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
COMMON STOCK -- 100.1%
   CONSUMER DISCRETIONARY -- 11.1%
      AUTO COMPONENTS -- 0.1%
         Modine Manufacturing Co. ..................         1,900   $     9,253
                                                                     -----------
      AUTOMOBILES -- 0.1%
         Thor Industries, Inc. .....................           780        10,280
                                                                     -----------
      DISTRIBUTORS -- 0.1%
         LKQ Corp.* ................................         1,200        13,992
                                                                     -----------
      DIVERSIFIED CONSUMER SERVICES -- 1.2%
         Corinthian Colleges, Inc.* ................           320         5,238
         DeVry, Inc. ...............................           200        11,482
         Matthews International Corp. - Class A ....         1,300        47,684
         Sotheby's Holdings, Inc. - Class A ........           830         7,379
         Steiner Leisure Ltd.* .....................         2,060        60,811
         Strayer Education, Inc. ...................           160        34,306
                                                                     -----------
                                                                         166,900
                                                                     -----------
      HOTELS, RESTAURANTS & LEISURE -- 1.6%
         AFC Enterprises, Inc.* ....................         1,930         9,052
         Ameristar Casinos, Inc. ...................           970         8,381
         Bally Technologies, Inc.* .................           700        16,821
         CKE Restaurants, Inc. .....................           530         4,600
         Darden Restaurants, Inc. ..................         1,070        30,153
         DineEquity, Inc. ..........................           380         4,393
         Domino's Pizza, Inc.* .....................         4,230        19,923
         Sonic Corp.* ..............................           460         5,598
         Speedway Motorsports, Inc. ................           540         8,699
         Texas Roadhouse, Inc.* ....................         4,090        31,698
         The Cheesecake Factory, Inc.* .............           930         9,393
         Vail Resorts, Inc.* .......................         1,190        31,654
         WMS Industries, Inc.* .....................         1,935        52,051
                                                                     -----------
                                                                         232,416
                                                                     -----------
      HOUSEHOLD DURABLES -- 0.9%
         American Greetings Corp. ..................         1,140         8,630
         Blyth, Inc. ...............................           900         7,056
         CSS Industries, Inc. ......................           340         6,032
         Ethan Allen Interiors, Inc. ...............         1,010        14,514
         La-Z-Boy, Inc. ............................         3,950         8,571
         Meritage Homes Corp.* .....................           390         4,746

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      HOUSEHOLD DURABLES -- (CONTINUED)
         Palm Harbor Homes, Inc.* ..................         2,210   $    11,006
         Skyline Corp. .............................         2,320        46,377
         Tempur-Pedic International, Inc. ..........           960         6,806
         Tupperware Brands Corp. ...................           710        16,117
                                                                     -----------
                                                                         129,855
                                                                     -----------
      INTERNET & CATALOG RETAIL -- 0.7%
         Blue Nile, Inc.* ..........................           200         4,898
         Netflix, Inc.* ............................           380        11,358
         Overstock.com, Inc.* ......................         1,170        12,613
         PetMed Express, Inc.* .....................         4,110        72,459
         Priceline.com, Inc.* ......................           100         7,365
                                                                     -----------
                                                                         108,693
                                                                     -----------
      LEISURE EQUIPMENT & PRODUCTS -- 0.2%
         Callaway Golf Co. .........................         3,490        32,422
         Nautilus, Inc.* ...........................         1,460         3,227
                                                                     -----------
                                                                          35,649
                                                                     -----------
      MEDIA -- 1.0%
         Arbitron, Inc. ............................           740         9,827
         Fisher Communications, Inc. ...............           970        20,021
         Interactive Data Corp. ....................         3,990        98,394
         Knology, Inc.* ............................           250         1,290
         National Cinemedia, Inc. ..................           600         6,084
         RCN Corp.* ................................           590         3,481
         Scholastic Corp. ..........................           440         5,975
                                                                     -----------
                                                                         145,072
                                                                     -----------
      MULTILINE RETAIL -- 0.4%
         99 Cents Only Stores* .....................         2,360        25,795
         Dollar Tree Stores, Inc.* .................           735        30,723
                                                                     -----------
                                                                          56,518
                                                                     -----------
      SPECIALTY RETAIL -- 2.5%
         Aeropostale, Inc.* ........................         2,000        32,200
         Conn's, Inc.* .............................           770         6,530
         Dress Barn, Inc.* .........................         1,600        17,184
         J. Crew Group, Inc.* ......................         1,610        19,642
         Monro Muffler Brake, Inc. .................         4,300       109,650
         Sally Beauty Holdings, Inc.* ..............         1,960        11,152
         Stage Stores, Inc. ........................         1,557        12,845

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      SPECIALTY RETAIL -- (CONTINUED)
         The Buckle, Inc. ..........................         1,500   $    32,730
         The Cato Corp. - Class A ..................         5,210        78,671
         The Gymboree Corp.* .......................         1,180        30,786
         The Men's Wearhouse, Inc. .................           690         9,343
                                                                     -----------
                                                                         360,733
                                                                     -----------
      TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
         Columbia Sportswear Co. ...................           230         8,135
         Deckers Outdoor Corp.* ....................           110         8,786
         Fossil, Inc.* .............................           350         5,845
         K-Swiss, Inc. - Class A ...................         1,940        22,116
         The Timberland Co. - Class A* .............           970        11,203
         The Warnaco Group, Inc.* ..................         1,200        23,556
         Under Armour, Inc. - Class A* .............           190         4,530
         Unifirst Corp. ............................         1,300        38,597
         Weyco Group, Inc. .........................         4,280       141,454
         Wolverine World Wide, Inc. ................         2,955        62,173
                                                                     -----------
                                                                         326,395
                                                                     -----------
      TOTAL CONSUMER DISCRETIONARY .................                   1,595,756
                                                                     -----------
   CONSUMER STAPLES -- 7.0%
      BEVERAGES -- 0.7%
         National Beverage Corp.* ..................        11,840       106,560
                                                                     -----------
      FOOD & STAPLES RETAILING -- 2.5%
         Arden Group, Inc. - Class A ...............         1,850       233,100
         Casey's General Stores, Inc. ..............           530        12,068
         PriceSmart, Inc. ..........................           550        11,363
         Susser Holdings Corp.* ....................           890        11,828
         United Natural Foods, Inc.*(1) ............         1,612        28,726
         Weis Markets, Inc. ........................         1,680        56,498
                                                                     -----------
                                                                         353,583
                                                                     -----------
      FOOD PRODUCTS -- 2.9%
         Darling International, Inc.* ..............         1,230         6,752
         Farmer Brothers Co. .......................           770        19,204
         Fresh Del Monte Produce, Inc.* ............           900        20,178

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      FOOD PRODUCTS -- (CONTINUED)
         Lancaster Colony Corp. ....................         3,700   $   126,910
         Lance, Inc. ...............................         5,400       123,876
         Ralcorp Holdings, Inc.* ...................         1,330        77,672
         Sanderson Farms, Inc. .....................         1,030        35,597
         Tootsie Roll Industries, Inc. .............           480        12,293
                                                                     -----------
                                                                         422,482
                                                                     -----------
      HOUSEHOLD PRODUCTS -- 0.9%
         WD-40 Co. .................................         4,510       127,588
                                                                     -----------
      PERSONAL PRODUCTS -- 0.0%
         Mannatech, Inc. ...........................           230           564
                                                                     -----------
      TOTAL CONSUMER STAPLES .......................                   1,010,777
                                                                     -----------
   ENERGY -- 2.1%
      ENERGY EQUIPMENT & SERVICES -- 0.7%
         Bronco Drilling Co., Inc.* ................         2,790        18,023
         Cal Dive International, Inc.* .............         1,140         7,421
         Core Laboratories N.V. ....................           400        23,944
         Dril-Quip, Inc.* ..........................           560        11,486
         Pioneer Drilling Co.* .....................           200         1,114
         RPC, Inc. .................................         3,010        29,378
         Trico Marine Services, Inc.* ..............           770         3,442
         Willbros Group, Inc.* .....................         1,450        12,281
                                                                     -----------
                                                                         107,089
                                                                     -----------
      OIL, GAS & CONSUMABLE FUELS -- 1.4%
         Alon USAEnergy, Inc. ......................           780         7,137
         APCO Argentina, Inc. ......................           900        23,967
         Arena Resources, Inc.* ....................           200         5,618
         Bill Barret Corp.* ........................         1,060        22,398
         Comstock Resources, Inc.* .................           390        18,427
         Delta Petroleum Corp.* ....................           870         4,141
         Energy Partners, Ltd.* ....................           850         1,147
         EXCO Resources, Inc.* .....................         1,760        15,946
         FX Energy, Inc.* ..........................           400         1,116
         Goodrich Petroleum Corp.* .................           260         7,787
         James River Coal Co.* .....................           750        11,497
         McMoRan Exploration Co.* ..................         1,860        18,228
         Northern Oil And Gas, Inc.* ...............         1,140         2,964

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31,2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Panhandle Oil and Gas, Inc. - Class A .....           430   $     7,740
         Penn Virginia Corp. .......................           260         6,755
         Petroleum Development Corp.* ..............           560        13,479
         Southern Union Co. ........................             1             6
         Stone Energy Corp.* .......................           330         3,637
         Swift Energy Co.*(1) ......................           200         3,362
         Toreador Resources Corp.*(1) ..............            80           439
         Warren Resources, Inc.* ...................         5,940        11,821
         Western Refining, Inc. ....................         1,910        14,822
                                                                     -----------
                                                                         202,434
                                                                     -----------
      TOTAL ENERGY .................................                     309,523
                                                                     -----------
   FINANCIALS -- 22.4%
      CAPITAL MARKETS -- 1.0%
         Apollo Investment Corp. ...................         3,660        34,075
         Blackrock Kelso Capital Corp.(1) ..........           690         6,803
         Capital Southwest Corp. ...................           210        22,714
         Evercore Partners, Inc. - Class A .........         1,130        14,114
         Gladstone Capital Corp. ...................         1,680        13,591
         Greenhill & Co., Inc. .....................           190        13,256
         MVC Capital, Inc. .........................           560         6,143
         optionsXpress Holdings, Inc. ..............         2,420        32,331
         Prospect Capital Corp. ....................           620         7,422
                                                                     -----------
                                                                         150,449
                                                                     -----------
      COMMERCIAL BANKS -- 9.1%
         Amcore Financial, Inc. ....................         2,894        10,476
         Bancfirst Corp. ...........................           900        47,628
         Bank of Hawaii Corp.(1) ...................         1,790        80,854
         Banner Corp. ..............................           950         8,939
         Boston Private Financial Holdings, Inc. ...         1,610        11,012
         Capitol Bancorp, Ltd. .....................           600         4,680
         Cascade Bancorp ...........................         1,810        12,217
         Cathay General Bancorp ....................         1,420        33,725
         Central Pacific Financial Corp. ...........           450         4,518
         Chemical Financial Corp.(1) ...............         3,810       106,223
         CoBiz Financial, Inc.(1) ..................           600         5,844

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      COMMERCIAL BANKS -- (CONTINUED)
         Columbia Banking System, Inc. .............         1,260   $    15,032
         Cullen/Frost Bankers, Inc.(1) .............         2,100       106,428
         CVB Financial Corp. .......................         6,870        81,753
         East West Bancorp, Inc. ...................         1,550        24,753
         First Busey Corp. .........................           610        11,126
         First Community Bancshares, Inc. ..........           500        17,435
         First Financial Bankshares, Inc. ..........           200        11,042
         First Midwest Bancorp, Inc. ...............         1,110        22,167
         FirstMerit Corp. ..........................           980        20,178
         FNB Corp.(1) ..............................         7,450        98,340
         Greene Bancshares, Inc.(1) ................           898        12,162
         Hancock Holding Co.(1) ....................         1,300        59,098
         MB Financial, Inc. ........................           310         8,665
         National Penn Bancshares, Inc. ............         1,090        15,816
         NBT Bancorp, Inc. .........................           300         8,388
         Old National Bancorp/Indiana ..............           640        11,622
         Pacific Capital Bancorp ...................           880        14,854
         PacWest Bancorp ...........................           610        16,409
         PremierWest Bancorp .......................         1,070         7,158
         PrivateBancorp, Inc. ......................           180         5,843
         Prosperity Bancshares, Inc. ...............           900        26,631
         Provident Bankshares Corp. ................         1,710        16,519
         S&T Bancorp, Inc. .........................           200         7,100
         Sandy Springs Bancorp, Inc. ...............           670        14,626
         SCBT Financial Corp. ......................           370        12,765
         Signature Bank* ...........................           200         5,738
         Sterling Financial Corp./Washington .......         2,610        22,968
         Susquehanna Bancshares, Inc. ..............         2,320        36,911
         The Colonial BancGroup, Inc. ..............         6,170        12,772
         The South Financial Group, Inc. ...........         3,080        13,306
         Trico Bancshares ..........................           370         9,239
         Trustmark Corp. ...........................         3,230        69,736

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      COMMERCIAL BANKS -- (CONTINUED)
         UCBH Holdings, Inc. .......................         4,680   $    32,198
         UMB Financial Corp. .......................           440        21,622
         Umpqua Holdings Corp. .....................           940        13,602
         United Bankshares, Inc. ...................           690        22,922
         United Community Banks, Inc./Georgia ......         1,169        15,874
         Webster Financial Corp. ...................         1,200        16,536
         Westamerica Bancorp .......................           150         7,673
         Western Alliance Bancorp* .................         2,520        25,427
         Wintrust Financial Corp. ..................           410         8,434
                                                                     -----------
                                                                       1,306,984
                                                                     -----------
      CONSUMER FINANCE -- 0.2%
         Cash America International, Inc. ..........           880        24,068
                                                                     -----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.6%
         Life Partners Holdings, Inc. ..............           160         6,982
         NewStar Financial, Inc.* ..................         3,980        15,880
         PHH Corp.* ................................         2,880        36,663
         PICO Holdings, Inc.* ......................           830        22,061
                                                                     -----------
                                                                          81,586
                                                                     -----------
      INSURANCE -- 4.0%
         AMBAC Financial Group, Inc. ...............         5,280         6,864
         Aspen Insurance Holdings, Ltd. ............         2,550        61,838
         Assured Guaranty, Ltd. ....................         2,660        30,324
         Delphi Financial Group, Inc. - Class A ....         1,660        30,610
         eHealth, Inc.* ............................           430         5,710
         FBL Financial Group, Inc. - Class A .......           640         9,888
         Horace Mann Educators Corp. ...............         1,390        12,774
         Kansas City Life Insurance Co. ............         3,630       157,361
         Max Capital Group, Ltd. ...................         2,130        37,701
         Meadowbrook Insurance Group, Inc. .........         2,080        13,395
         National Interstate Corp. .................         1,640        29,307
         Navigators Group, Inc.* ...................           540        29,651
         Odyssey Re Holdings Corp. .................           400        20,724
         Presidential Life Corp. ...................           750         7,418

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      INSURANCE -- (CONTINUED)
         ProAssurance Corp.* .......................           900   $    47,502
         Protective Life Corp. .....................         2,360        33,866
         RLI Corp. .................................           120         7,339
         Stewart Information Services Corp. ........         1,200        28,188
         United Fire & Casualty Co. ................           340        10,564
                                                                     -----------
                                                                         581,024
                                                                     -----------
      REAL ESTATE INVESTMENT TRUSTS -- 4.7%
         Agree Realty Corp. ........................         2,670        48,407
         Alexander's, Inc. .........................            30         7,647
         Alexandria Real Estate Equities, Inc.(1) ..           410        24,739
         Colonial Properties Trust .................         2,850        23,741
         DiamondRock Hospitality Co. ...............         4,580        23,221
         Entertainment Properties Trust ............           950        28,310
         Equity One, Inc.(1) .......................           960        16,992
         First Industrial Realty Trust, Inc. .......           850         6,418
         Franklin Street Properties Corp. ..........         1,590        23,453
         Getty Realty Corp. ........................           390         8,213
         Highwoods Properties, Inc. ................           620        16,963
         Investors Real Estate Trust ...............         5,350        57,298
         LaSalle Hotel Properties ..................         2,560        28,288
         LTC Properties, Inc. ......................         2,950        59,826
         MFA Mortgage Investments, Inc. ............         1,320         7,775
         National Health Investors, Inc. ...........         2,540        69,672
         National Retail Properties, Inc.(1) .......         2,670        45,897
         Post Properties, Inc.(1) ..................         1,240        20,460
         PS Business Parks, Inc. ...................           200         8,932
         Realty Income Corp.(1) ....................         2,310        53,476
         Redwood Trust, Inc. .......................           570         8,499
         Saul Centers, Inc. ........................           190         7,505
         Senior Housing Properties Trust(1) ........         4,080        73,114
                                                                     -----------
                                                                         668,846
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         Consolidated Tomoka Land Co. ..............           410   $    15,658
                                                                     -----------
      THRIFTS & MORTGAGE FINANCE -- 2.7%
         Anchor BanCorp Wisconsin, Inc. ............         1,210         3,339
         Astoria Financial Corp.(1) ................         3,310        54,549
         Brookline Bancorp, Inc. ...................        10,380       110,547
         First Niagara Financial Group, Inc. .......         2,110        34,119
         NewAlliance Bancshares, Inc. ..............         7,400        97,458
         Northwest Bancorp, Inc. ...................         2,630        56,229
         Provident Financial Services, Inc. ........         1,910        29,223
         TrustCo Bank Corp. NY .....................           800         7,608
                                                                     -----------
                                                                         393,072
                                                                     -----------
      TOTAL FINANCIALS .............................                   3,221,687
                                                                     -----------
   HEALTH CARE -- 10.6%
      BIOTECHNOLOGY -- 2.6%
         Alexion Pharmaceuticals, Inc.* ............         1,000        36,190
         Alkermes, Inc.* ...........................         1,430        15,230
         Allos Therapeutics, Inc.* .................         2,240        13,709
         Array Biopharma, Inc.* ....................         1,680         6,804
         Cepheid, Inc.* ............................           220         2,284
         Cubist Pharmaceuticals, Inc.* .............         4,180       100,989
         Emergent BioSolutions, Inc.* ..............           310         8,094
         Enzon Pharmaceuticals, Inc.* ..............         2,750        16,032
         Facet Biotech Corp.* ......................           190         1,822
         Halozyme Therapeutics, Inc.* ..............         5,310        29,736
         Maxygen, Inc.* ............................         4,310        38,445
         Myriad Genetics, Inc.* ....................            90         5,963
         Onyx Pharmaceuticals, Inc.* ...............           460        15,714
         PDL BioPharma, Inc. .......................           950         5,871
         Progenics Pharmaceuticals, Inc.* ..........           640         6,598

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      BIOTECHNOLOGY -- (CONTINUED)
         Theravance, Inc.* .........................         3,020   $    37,418
         United Therapeutics Corp.* ................           410        25,645
                                                                     -----------
                                                                         366,544
                                                                     -----------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.0%
         Abaxis, Inc.* .............................           200         3,206
         Align Technology, Inc.* ...................           880         7,700
         Arthrocare Corp.* .........................           340         1,622
         Cyberonics, Inc.* .........................         1,140        18,890
         Edwards Lifesciences Corp.* ...............         1,630        89,568
         Haemonetics Corp.* ........................           300        16,950
         Hologic, Inc.* ............................           200         2,614
         I-Flow Corp.* .............................           890         4,272
         IDEXX Laboratories, Inc.* .................         1,065        38,425
         Immucor, Inc.* ............................         2,805        74,557
         Insulet Corp.* ............................           610         4,709
         Mentor Corp. ..............................           540        16,702
         Meridian Bioscience, Inc. .................         1,010        25,725
         Merit Medical Systems, Inc.* ..............         3,400        60,962
         Orthofix International N.V.* ..............           600         9,198
         Stereotaxis, Inc.* ........................         1,750         7,700
         STERIS Corp. ..............................         1,000        23,890
         The Cooper Cos., Inc.(1) ..................           790        12,956
         Zoll Medical Corp.* .......................           400         7,556
                                                                     -----------
                                                                         427,202
                                                                     -----------
      HEALTH CARE PROVIDERS & SERVICES -- 2.9%
         athenahealth, Inc.* .......................         1,670        62,825
         Cardionet, Inc.* ..........................           365         8,997
         Catalyst Health Solutions, Inc.* ..........           410         9,984
         Corvel Corp.* .............................         2,700        59,346
         Genoptix, Inc.* ...........................           260         8,861
         Healthways, Inc.* .........................           600         6,888
         inVentiv Health, Inc.* ....................           400         4,616
         Molina Healthcare, Inc.*(1) ...............           980        17,258
         National Research Corp. ...................           800        23,168
         Pediatrix Medical Group, Inc. .............         1,025        32,492

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      HEALTH CARE PROVIDERS & SERVICES --
         (CONTINUED)
         PSS World Medical, Inc.* ..................         5,840   $   109,909
         Psychiatric Solutions, Inc.* ..............         1,435        39,965
         The Ensign Group, Inc. ....................         1,650        27,621
                                                                     -----------
                                                                         411,930
                                                                     -----------
      HEALTH CARE TECHNOLOGY -- 0.4%
         Allscripts Healthcare Solutions, Inc. .....           830         8,234
         Cerner Corp.* .............................         1,130        43,448
         Computer Programs & Systems, Inc. .........           300         8,040
         Eclipsys Corp.* ...........................           200         2,838
                                                                     -----------
                                                                          62,560
                                                                     -----------
      LIFE SCIENCES TOOLS & SERVICES -- 1.0%
         Affymetrix, Inc.* .........................         1,020         3,050
         AMAG Pharmaceuticals, Inc.* ...............           360        12,906
         Bio-Rad Laboratories, Inc. - Class A* .....           455        34,266
         Bruker Corp.* .............................           400         1,616
         Exelixis, Inc.* ...........................         1,740         8,735
         Paraxel International Corp.* ..............         2,080        20,197
         Pharmaceutical Product Development, Inc. ..         1,480        42,934
         Sequenom, Inc.* ...........................           470         9,325
         Varian, Inc.* .............................           400        13,404
                                                                     -----------
                                                                         146,433
                                                                     -----------
      PHARMACEUTICALS -- 0.7%
         Acura Pharmaceuticals, Inc.* ..............         3,690        27,085
         Cypress Bioscience, Inc.* .................         1,140         7,798
         KV Pharmaceutical Co. - Class A* ..........           940         2,707
         Medicis Pharmaceutical Corp. - Class A ....         3,370        46,843
         Noven Pharmaceuticals, Inc.* ..............           960        10,560
         Vivus, Inc.* ..............................         1,400         7,448
                                                                     -----------
                                                                         102,441
                                                                     -----------
      TOTAL HEALTH CARE ............................                   1,517,110
                                                                     -----------

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
   INDUSTRIALS -- 20.7%
      AEROSPACE & DEFENSE -- 1.3%
         AAR Corp.* ................................         1,760   $    32,402
         Cubic Corp. ...............................           980        26,656
         Curtiss-Wright Corp. ......................           250         8,348
         Ducommun, Inc. ............................           760        12,692
         Esterline Technologies Corp.* .............           170         6,441
         Hexcel Corp.* .............................         2,770        20,470
         Ladish Co., Inc.* .........................           785        10,872
         Moog, Inc. - Class A* .....................         2,055        75,151
                                                                     -----------
                                                                         193,032
                                                                     -----------
      AIR FREIGHT & LOGISTICS -- 0.1%
         Forward Air Corp. .........................           450        10,921
                                                                     -----------
      AIRLINES -- 0.9%
         Allegiant Travel Co.* .....................         1,520        73,827
         SkyWest, Inc. .............................           490         9,114
         UAL Corp.* ................................         1,920        21,158
         US Airways Group, Inc.* ...................         3,500        27,055
                                                                     -----------
                                                                         131,154
                                                                     -----------
      BUILDING PRODUCTS -- 0.7%
         Ameron International Corp. ................           550        34,606
         Apogee Enterprises, Inc. ..................           430         4,455
         Gibraltar Industries, Inc. ................           420         5,015
         Simpson Manufacturing Co., Inc. ...........           300         8,328
         Universal Forest Products, Inc. ...........         2,060        55,434
                                                                     -----------
                                                                         107,838
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES -- 4.1%
         ABM Industries, Inc. ......................         4,820        91,821
         American Ecology Corp. ....................           320         6,474
         Clean Harbors, Inc.* ......................           190        12,054
         Comfort Systems USA, Inc. .................         2,400        25,584
         Courier Corp. .............................           590        10,561
         Deluxe Corp. ..............................           450         6,732
         Ennis, Inc. ...............................         2,350        28,459
         G & K Services, Inc. - Class A ............         4,092        82,740
         HNI Corp. .................................           870        13,781

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
         ICT Group, Inc.* ..........................         1,170   $     5,359
         Kimball International, Inc. - Class B .....         3,660        31,513
         Knoll, Inc. ...............................         3,925        35,403
         McGrath RentCorp ..........................           270         5,767
         Mine Safety Appliances Co. ................         1,425        34,072
         PRG-Schultz International, Inc.* ..........         1,080         4,406
         Rollins, Inc. .............................         1,800        32,544
         Standard Register Co. .....................         1,280        11,430
         Viad Corp. ................................           350         8,659
         Waste Connections, Inc.* ..................         4,320       136,382
                                                                     -----------
                                                                         583,741
                                                                     -----------
      CONSTRUCTION & ENGINEERING -- 2.1%
         EMCOR Group, Inc.* ........................         2,440        54,729
         Granite Construction, Inc. ................         1,710        75,120
         Michael Baker Corp.* ......................           840        31,005
         Perini Corp.* .............................         1,840        43,019
         Sterling Construction Co., Inc.* ..........         5,030        93,256
                                                                     -----------
                                                                         297,129
                                                                     -----------
      ELECTRICAL EQUIPMENT -- 2.4%
         Acuity Brands, Inc. .......................           700        24,437
         American Superconductor Corp.* ............           530         8,644
         Baldor Electric Co. .......................         1,590        28,382
         Belden, Inc. ..............................         1,590        33,199
         GrafTech International, Ltd.* .............         1,300        10,816
         II-VI, Inc.* ..............................           500         9,545
         LSI Industries, Inc. ......................         1,800        12,366
         Preformed Line Products Co. ...............         2,060        94,842
         Regal-Beloit Corp. ........................           760        28,872
         Woodward Governor Co.(1) ..................         3,980        91,620
                                                                     -----------
                                                                         342,723
                                                                     -----------
      INDUSTRIAL CONGLOMERATES -- 0.2%
         Otter Tail Corp. ..........................         1,130        26,363
                                                                     -----------

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      MACHINERY -- 3.2%
         3-D Systems Corp.* ........................         1,080   $     8,575
         Actuant Corp. - Class A ...................           290         5,516
         Badger Meter, Inc. ........................           380        11,028
         Barnes Group, Inc. ........................         1,960        28,420
         Blount International, Inc.* ...............         1,070        10,144
         Briggs & Stratton Corp. ...................         1,410        24,802
         CIRCOR International, Inc. ................           210         5,775
         Clarcor, Inc. .............................           800        26,544
         ESCO Technologies, Inc.* ..................         1,195        48,935
         Force Protection, Inc.* ...................         2,420        14,472
         Kaydon Corp. ..............................         2,003        68,803
         L.B. Foster Co. - Class A* ................         1,210        37,849
         Lindsay Corp. .............................           120         3,815
         Mueller Industries, Inc. ..................           800        20,064
         Mueller Water Products, Inc. - Class A ....         5,400        45,360
         Nordson Corp. .............................           560        18,082
         Sun Hydraulics Corp. ......................           390         7,348
         Tennant Co. ...............................           200         3,080
         The Gorman-Rupp Co. .......................         1,630        50,725
         Valmont Industries, Inc. ..................           310        19,021
         Wabtec Corp. ..............................           170         6,757
                                                                     -----------
                                                                         465,115
                                                                     -----------
      MARINE -- 0.2%
         Eagle Bulk Shipping, Inc. .................           710         4,842
         Kirby Corp.* ..............................           790        21,615
                                                                     -----------
                                                                          26,457
                                                                     -----------
      PROFESSIONAL SERVICES -- 3.1%
         Administaff, Inc. .........................           810        17,561
         CDI Corp. .................................         3,500        45,290
         CoStar Group, Inc.* .......................           270         8,894
         FTI Consulting, Inc.* .....................           100         4,468
         Hudson Highland Group, Inc.* ..............         1,070         3,584
         Kelly Services, Inc. - Class A ............         1,600        20,816
         Korn/Ferry International, Inc.* ...........         4,330        49,449
         LECG Corp.* ...............................         1,010         6,777

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      PROFESSIONAL SERVICES -- (CONTINUED)
         Navigant Consulting, Inc.* ................         2,810   $    44,595
         Resources Connection, Inc.* ...............           450         7,371
         The Advisory Board Co.* ...................         1,135        25,310
         VSE Corp. .................................           460        18,046
         Watson Wyatt Worldwide, Inc. - Class A ....         4,050       193,671
                                                                     -----------
                                                                         445,832
                                                                     -----------
      ROAD & RAIL -- 0.8%
         Genesee & Wyoming, Inc. - Class A* ........         1,350        41,175
         Landstar System, Inc. .....................         1,220        46,885
         Old Dominion Freight Line, Inc.* ..........           935        26,610
                                                                     -----------
                                                                         114,670
                                                                     -----------
      TRADING COMPANIES & DISTRIBUTORS -- 1.6%
         Aceto Corp. ...............................         9,320        93,293
         Beacon Roofing Supply, Inc.* ..............         1,295        17,975
         Houston Wire & Cable Co. ..................         1,330        12,382
         Lawson Products, Inc. .....................         1,650        37,703
         Watsco, Inc. ..............................         1,635        62,784
                                                                     -----------
                                                                         224,137
                                                                     -----------
      TOTAL INDUSTRIALS ............................                   2,969,112
                                                                     -----------
   INFORMATION TECHNOLOGY -- 15.8%
      COMMUNICATIONS EQUIPMENT -- 2.0%
         Adtran, Inc. ..............................         8,640       128,563
         Arris Group, Inc.* ........................         1,020         8,109
         BigBand Networks, Inc.* ...................         1,960        10,819
         Ceragon Networks, Ltd.* ...................         1,955         9,873
         Digi International, Inc.* .................           790         6,407
         Emulex Corp.* .............................         4,290        29,944
         Hughes Communications, Inc.* ..............         1,110        17,694
         Infinera Corp.* ...........................         3,250        29,120
         Loral Space & Communications, Inc.* .......           540         7,846
         Netgear, Inc.* ............................         1,260        14,377
         ORBCOMM, Inc.* ............................         2,870         6,199

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         Riverbed Technology, Inc.* ................         1,090   $    12,415
         Starent Networks Corp.* ...................           670         7,993
                                                                     -----------
                                                                         289,359
                                                                     -----------
      COMPUTERS & PERIPHERALS -- 0.9%
         Data Domain, Inc.* ........................         1,290        24,252
         Hutchinson Technology, Inc.* ..............           540         1,879
         Imation Corp. .............................         1,180        16,012
         Netezza Corp.* ............................         2,000        13,280
         Novatel Wireless, Inc.* ...................           610         2,830
         Palm, Inc.* ...............................         1,180         3,623
         Rimage Corp.* .............................           760        10,192
         STEC, Inc.*(1) ............................         1,320         5,623
         Super Micro Computer, Inc.* ...............         6,930        43,867
         Synaptics, Inc.* ..........................           150         2,484
                                                                     -----------
                                                                         124,042
                                                                     -----------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 2.4%
         Agilysys, Inc. ............................           590         2,531
         Anixter International, Inc.* ..............         2,115        63,704
         Brightpoint, Inc.* ........................         1,310         5,699
         Checkpoint Systems, Inc.* .................         1,750        17,220
         Cognex Corp. ..............................         2,600        38,480
         Daktronics, Inc. ..........................         1,190        11,138
         Echelon Corp.* ............................           830         6,765
         Electro Rent Corp. ........................        10,080       112,493
         FLIR Systems, Inc.* .......................           500        15,340
         Insight Enterprises, Inc.* ................         2,110        14,559
         Itron, Inc.* ..............................            20         1,275
         Methode Electronics, Inc. .................         1,260         8,492
         OSI Systems, Inc.* ........................         2,405        33,309
         Park Electrochemical Corp. ................           420         7,963
                                                                     -----------
                                                                         338,968
                                                                     -----------
      INTERNET SOFTWARE & SERVICES -- 2.3%
         Ariba, Inc.* ..............................         2,020        14,564
         Chordiant Software, Inc.* .................         2,190         5,825
         comScore, Inc.* ...........................           590         7,523
         Digital River, Inc.* ......................         1,710        42,408

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      INTERNET SOFTWARE & SERVICES -- (CONTINUED)
         Equinix, Inc.* ............................           425   $    22,606
         Interwoven, Inc.* .........................         7,227        91,060
         MercadoLibre, Inc.* .......................           510         8,369
         ModusLink Global Solutions, Inc.* .........           850         2,457
         Omniture, Inc.* ...........................         1,190        12,662
         SAVVIS, Inc.* .............................         1,770        12,195
         SkillSoft PLC - ADR* ......................        11,325        80,860
         Sohu.com, Inc.* ...........................           220        10,415
         TechTarget, Inc.* .........................         3,570        15,422
         ValueClick, Inc.* .........................           970         6,635
         VistaPrint, Ltd.* .........................           280         5,211
                                                                     -----------
                                                                         338,212
                                                                     -----------
      IT SERVICES -- 3.3%
         Acxiom Corp. ..............................           590         4,785
         Cass Information Systems, Inc. ............         1,500        45,690
         CSG Systems International, Inc.* ..........           720        12,578
         ExlService Holdings, Inc.* ................         1,250        10,712
         Gartner, Inc.* ............................           510         9,093
         Gevity HR, Inc. ...........................         1,370         2,069
         Global Payments, Inc. .....................         2,580        84,598
         Heartland Payment Systems, Inc. ...........           820        14,350
         MAXIMUS, Inc. .............................         5,060       177,657
         Perot Systems Corp. - Class A* ............         6,510        88,992
         Teletech Holdings, Inc.* ..................         2,640        22,044
                                                                     -----------
                                                                         472,568
                                                                     -----------
      OFFICE ELECTRONICS -- 0.3%
         Zebra Technologies Corp. - Class A* .......         2,070        41,938
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 1.0%
         ATMI, Inc.* ...............................           530         8,178
         Brooks Automation, Inc.* ..................         4,660        27,075
         FormFactor, Inc.* .........................           540         7,884
         Kulicke & Soffa Industries, Inc.* .........         1,570         2,669
         Microsemi Corp.* ..........................         3,845        48,601
         Pericom Semiconductor Corp.* ..............         3,140        17,207

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- (CONTINUED)
         Photronics, Inc.* .........................         1,050   $     2,047
         Rudolph Technologies, Inc.* ...............         1,110         3,918
         Semtech Corp.* ............................           640         7,213
         Sigma Designs, Inc.* ......................           650         6,175
         Veeco Instruments, Inc.* ..................         1,190         7,545
                                                                     -----------
                                                                         138,512
                                                                     -----------
      SOFTWARE -- 3.6%
         ACI Worldwide, Inc.* ......................         2,440        38,796
         ANSYS, Inc.* ..............................         1,320        36,815
         Blackbaud, Inc. ...........................           370         4,995
         CommVault Systems, Inc.* ..................           870        11,667
         Concur Technologies, Inc.* ................           900        29,538
         Double-Take Software, Inc.* ...............           830         7,445
         Fair Isaac & Co., Inc. ....................         1,040        17,534
         Jack Henry & Associates, Inc. .............         7,850       152,369
         JDA Software Group, Inc.* .................           600         7,878
         Manhattan Associates, Inc.* ...............         4,110        64,979
         MICROS Systems, Inc.* .....................         3,225        52,632
         Net 1 UEPS Technologies, Inc.* ............           610         8,357
         Perfect World Co., Ltd. - ADR* ............           360         6,210
         PROS Holdings, Inc.* ......................         2,140        12,305
         Renaissance Learning, Inc. ................         2,540        22,835
         Sonic Solutions, Inc.* ....................         1,120         1,971
         Synchronoss Technologies, Inc.* ...........         1,090        11,619
         Take-Two Interactive Software, Inc.* ......           200         1,512
         The Ultimate Software Group, Inc.* ........         1,190        17,374
         Vasco Data Security International, Inc.* ..         1,580        16,321
                                                                     -----------
                                                                         523,152
                                                                     -----------
      TOTAL INFORMATION TECHNOLOGY .................                   2,266,751
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
   MATERIALS -- 2.9%
      CHEMICALS -- 0.4%
         Airgas, Inc. ..............................           690   $    26,903
         Ashland, Inc. .............................            58           610
         H.B. Fuller Co. ...........................           520         8,377
         Innophos Holdings, Inc. ...................           420         8,320
         NewMarket Corp. ...........................           140         4,887
         OM Group, Inc.* ...........................           290         6,122
                                                                     -----------
                                                                          55,219
                                                                     -----------
      CONSTRUCTION MATERIALS -- 0.5%
         Texas Industries, Inc.(1) .................         2,020        69,690
                                                                     -----------
      CONTAINERS & PACKAGING -- 0.6%
         Greif, Inc. - Class A .....................         1,802        60,241
         Rock-Tenn Co. - Class A ...................           260         8,887
         Silgan Holdings, Inc. .....................           540        25,817
                                                                     -----------
                                                                          94,945
                                                                     -----------
      METALS & MINING -- 1.3%
         AMCOL International Corp. .................           380         7,961
         Compass Minerals International, Inc. ......           520        30,503
         Haynes International, Inc.* ...............           270         6,648
         Kaiser Aluminum Corp. .....................           350         7,882
         Olympic Steel, Inc. .......................           220         4,481
         Royal Gold, Inc. ..........................         2,430       119,580
         Worthington Industries, Inc. ..............         1,220        13,445
                                                                     -----------
                                                                         190,500
                                                                     -----------
      PAPER & FOREST PRODUCTS -- 0.1%
         Deltic Timber Corp. .......................           230        10,523
                                                                     -----------
      TOTAL MATERIALS ..............................                     420,877
                                                                     -----------
   TELECOMMUNICATION SERVICES -- 1.6%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
         Atlantic Tele-Network, Inc. ...............           760        20,178
         Cbeyond, Inc.* ............................           740        11,825
         Cogent Communications Group, Inc.* ........           990         6,465
         Fairpoint Communications, Inc.(1) .........         3,170        10,397
         General Communication, Inc. - Class A* ....           800         6,472

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      DIVERSIFIED TELECOMMUNICATION
         SERVICES -- (CONTINUED)
         Iowa Telecommunications Services, Inc. ....         3,900   $    55,692
         Premiere Global Services, Inc.* ...........           760         6,544
         Shenandoah Telecommunication Co. ..........         1,480        41,514
         TW Telecom, Inc.* .........................         2,500        21,175
                                                                     -----------
                                                                         180,262
                                                                     -----------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
         Centennial Communications Corp.* ..........           630         5,078
         USA Mobility, Inc.* .......................         3,470        40,148
                                                                     -----------
                                                                          45,226
                                                                     -----------
      TOTAL TELECOMMUNICATION SERVICES .............                     225,488
                                                                     -----------
   UTILITIES -- 5.9%
      ELECTRIC UTILITIES -- 1.9%
         Central Vermont Public Service Corp. ......           360         8,590
         Cleco Corp. ...............................         4,150        94,744
         El Paso Electric Co.* .....................         4,038        73,047
         IDACORP, Inc. .............................           340        10,013
         MGE Energy, Inc. ..........................           520        17,160
         The Empire District Electric Co. ..........           510         8,976
         UniSource Energy Corp. ....................           700        20,552
         Westar Energy, Inc. .......................         1,580        32,406
                                                                     -----------
                                                                         265,488
                                                                     -----------
      GAS UTILITIES -- 1.4%
         Chesapeake Utilities Corp. ................         2,120        66,738
         New Jersey Resources Corp. ................           400        15,740
         Nicor, Inc.(1) ............................         1,300        45,162
         Northwest Natural Gas Co. .................           180         7,961
         Piedmont Natural Gas Co. ..................           510        16,152
         South Jersey Industries, Inc. .............           470        18,729
         The Laclede Group, Inc. ...................           130         6,089
         WGL Holdings, Inc. ........................           940        30,729
                                                                     -----------
                                                                         207,300
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

SMALL-CAP CORE FUND

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
      INDEPENDENT POWER PRODUCERS &
         ENERGY TRADERS -- 0.0%
         Ormat Technologies, Inc. ..................           150   $     4,780
                                                                     -----------
      MULTI-UTILITIES -- 2.2%
         Avista Corp. ..............................         4,410        85,466
         Black Hills Corp. .........................           760        20,490
         CH Energy Group, Inc. .....................         3,400       174,726
         NorthWestern Corp. ........................           930        21,827
         PNM Resources, Inc. .......................         1,990        20,059
                                                                     -----------
                                                                         322,568
                                                                     -----------
      WATER UTILITIES -- 0.4%
         American States Water Co. .................           570        18,799
         Connecticut Water Service, Inc. ...........         1,320        31,165
                                                                     -----------
                                                                          49,964
                                                                     -----------
      TOTAL UTILITIES ..............................                     850,100
                                                                     -----------
      TOTAL COMMON STOCK
         (COST $16,629,254) ........................                  14,387,181
                                                                     -----------

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                       -----------   -----------
   SHORT-TERM INVESTMENTS -- 0.0%
         BlackRock Liquidity Funds TempCash
            Portfolio - Institutional Series .......         1,839   $     1,839
         BlackRock Liquidity Funds TempFund
            Portfolio - Institutional Series .......         1,838         1,838
                                                                     -----------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $3,677) .............................                       3,677
                                                                     -----------
   SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
      LOANED SECURITIES(3) -- 5.9%
         Institutional Money Market Trust
            (Cost $845,578) ........................       845,578       845,578
                                                                     -----------
      TOTAL INVESTMENTS -- 106.0%
         (COST $17,478,509)+ .......................                  15,236,436(2)
      LIABILITIES IN EXCESS OF OTHER
         ASSETS -- (6.0)% ..........................                    (868,693)
                                                                     -----------
      NET ASSETS -- 100.0% .........................                 $14,367,743
                                                                     ===========

*    Non-income producing security.

+ The cost for Federal income tax purposes is $17,571,826. At December 31, 2008, net unrealized depreciation was $2,335,390. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $734,852, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,070,242.

(1)  Security partially or fully on loan.

(2) At December 31, 2008, the market value of securities on loan for the Small-Cap Core Fund was $828,979.

(3)  See Note 5 in the Notes to Financial Statements.

ADR -- American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

                                                            LARGE-CAP     LARGE-CAP     SMALL-CAP
                                                           GROWTH FUND    VALUE FUND    CORE FUND
                                                          ------------   -----------   -----------
ASSETS:
Investment in securities, at value* ...................   $ 21,015,271   $22,237,989   $15,236,436
Receivable for investments sold .......................             --            --        81,545
Dividends and interest receivable .....................         38,122        63,799        22,810
Other assets ..........................................         16,348        15,999         9,523
                                                          ------------   -----------   -----------
Total assets ..........................................     21,069,741    22,317,787    15,350,314
                                                          ------------   -----------   -----------
LIABILITIES:
Obligation to return securities lending collateral ....             --     2,222,290       845,578
Payable for fund shares redeemed ......................          1,879        70,491        80,154
Accrued advisory fee ..................................         10,470         9,977         7,884
Other accrued expenses ................................         35,850        31,375        48,955
                                                          ------------   -----------   -----------
Total liabilities .....................................         48,199     2,334,133       982,571
                                                          ------------   -----------   -----------
NET ASSETS ............................................   $ 21,021,542   $19,983,654   $14,367,743
                                                          ============   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in capital .......................................   $117,739,095   $24,387,110   $19,182,506
Undistributed net investment income
   (accumulated loss) .................................         25,266       171,707       (21,556)
Accumulated net realized loss on investments ..........    (90,974,633)   (1,721,048)   (2,551,134)
Net unrealized depreciation of investments ............     (5,768,186)   (2,854,115)   (2,242,073)
                                                          ------------   -----------   -----------
NET ASSETS ............................................   $ 21,021,542   $19,983,654   $14,367,743
                                                          ============   ===========   ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...............................   $ 21,014,377   $19,975,313   $14,360,357
   A Shares ...........................................          7,165         8,341         7,386
                                                          ------------   -----------   -----------
                                                          $ 21,021,542   $19,983,654   $14,367,743
                                                          ============   ===========   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...............................      2,626,536     2,690,807     2,904,510
   A Shares ...........................................            901         1,124         1,509
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value,
      offering and redemption price) ..................   $       8.00   $      7.42   $      4.94
                                                          ------------   -----------   -----------
   A Shares (net asset value (NAV) and
      redemption price) ...............................   $       7.95   $      7.42   $      4.89
                                                          ------------   -----------   -----------
   A Shares (offering price -- NAV / 0.965) ...........   $       8.24   $      7.69   $      5.07
                                                          ------------   -----------   -----------
----------
*   Investments at cost ...............................   $ 26,783,457   $25,092,104   $17,478,509

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2008 (Unaudited)

                                                           LARGE-CAP       LARGE-CAP    SMALL-CAP
                                                          GROWTH FUND     VALUE FUND    CORE FUND
                                                          ------------   -----------   -----------
INVESTMENT INCOME:
   Dividends ..........................................   $    225,663   $   346,266   $   137,063
   Securities lending income ..........................             --         7,314         5,723
   Foreign tax withheld ...............................             --            --           (72)
                                                          ------------   -----------   -----------
   Total investment income ............................        225,663       353,580       142,714
                                                          ------------   -----------   -----------
EXPENSES:
   Advisory Fees ......................................         85,852        71,389        57,263
   Administration fees ................................          1,959         1,623         1,041
   Sub-administration and accounting fees .............         21,669        20,367        23,985
   Custody fees .......................................          7,132         6,980        17,298
   Transfer agent fees ................................          7,239         5,493         5,022
   Distribution fees - A Shares .......................             11            12            11
   Professional fees ..................................         28,660        28,279        28,769
   Reports to shareholders ............................          6,940         6,221         5,644
   Registration fees ..................................         12,377        12,364        11,860
   Trustees' fees .....................................         13,445        13,445        13,459
   Compliance services ................................          3,569         3,569         3,573
   Other ..............................................          4,749         4,494         3,105
                                                          ------------   -----------   -----------
   Total expenses before fee waivers ..................        193,602       174,236       171,030
   Expenses waived by Adviser .........................             --            --       (11,453)
   Sub-administration and accounting fees waived ......         (4,108)       (3,624)       (6,210)
                                                          ------------   -----------   -----------
      Total expenses, net .............................        189,494       170,612       153,367
                                                          ------------   -----------   -----------
   Net investment income (loss) .......................         36,169       182,968       (10,653)
                                                          ------------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized loss from investments .................     (4,609,301)   (1,712,070)   (1,562,372)
   Net change in unrealized appreciation (depreciation)
      on investments ..................................     (6,976,355)   (5,840,120)   (4,118,512)
                                                          ------------   -----------   -----------
   Net loss on investments ............................    (11,585,656)   (7,552,190)   (5,680,884)
                                                          ------------   -----------   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..   $(11,549,487)  $(7,369,222)  $(5,691,537)
                                                          ============   ===========   ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   LARGE-CAP GROWTH FUND
                                                               ----------------------------
                                                                  FOR THE
                                                                 SIX-MONTH
                                                               PERIOD ENDED        FOR THE
                                                               DECEMBER 31,      YEAR ENDED
                                                                   2008           JUNE 30,
                                                                (UNAUDITED)         2008
                                                               ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ............................   $     36,169    $    (42,418)
   Net realized loss from investments ......................     (4,609,301)       (257,537)
   Net change in unrealized appreciation (depreciation)
      on investments .......................................     (6,976,355)     (2,311,921)
                                                               ------------    ------------
   Net decrease in net assets resulting from operations ....    (11,549,487)     (2,611,876)
                                                               ------------    ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .................................             --         (36,023)
      A Shares .............................................             --              (1)

                                                               ------------    ------------
Total distributions ........................................             --         (36,024)
                                                               ------------    ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares .................................        984,107       8,242,215
      A Shares .............................................             --              --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................             --          19,302
      A Shares .............................................             --               1
   Cost of shares redeemed:
      Institutional Shares .................................     (5,375,953)     (9,862,317)
      A Shares .............................................             --              --
                                                               ------------    ------------
Net decrease in net assets from Fund share transactions ....     (4,391,846)     (1,600,799)
                                                               ------------    ------------
Total decrease in net assets ...............................    (15,941,333)     (4,248,699)

NET ASSETS:
      Beginning of Period ..................................     36,962,875      41,211,574
                                                               ------------    ------------
      End of Period ........................................   $ 21,021,542    $ 36,962,875
                                                               ============    ============
      Undistributed net investment income (accumulated loss)   $     25,266    $    (10,903)
                                                               ------------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   LARGE-CAP VALUE FUND
                                                               ----------------------------
                                                                  FOR THE
                                                                 SIX-MONTH
                                                               PERIOD ENDED        FOR THE
                                                               DECEMBER 31,      YEAR ENDED
                                                                   2008           JUNE 30,
                                                                (UNAUDITED)         2008
                                                               ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................   $    182,968    $    319,775
   Net realized gain (loss) from investments ...............     (1,712,070)      1,329,126
   Net change in unrealized appreciation (depreciation)
      on investments .......................................     (5,840,120)     (4,621,913)
                                                               ------------    ------------
   Net decrease in net assets resulting from operations ....     (7,369,222)     (2,973,012)
                                                               ------------    ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .................................        (65,414)       (316,513)
      A Shares .............................................            (21)           (222)
   Net realized gains:
      Institutional Shares .................................       (727,135)     (3,631,513)
      A Shares .............................................           (304)         (3,746)
                                                               ------------    ------------
   Total distributions .....................................       (792,874)     (3,951,994)
                                                               ------------    ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares .................................      1,662,224       1,069,429
      A Shares .............................................             --              --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................        754,853       3,750,942
      A Shares .............................................            325           3,968
   Cost of shares redeemed:
      Institutional Shares .................................     (2,701,644)     (8,549,283)
      A Shares .............................................             --         (22,732)
                                                               ------------    ------------
Net decrease in net assets from Fund share transactions ....       (284,242)     (3,747,676)
                                                               ------------    ------------
   Total decrease in net assets ............................     (8,446,338)    (10,672,682)
NET ASSETS:
   Beginning of Period .....................................     28,429,992      39,102,674
                                                               ------------    ------------
   End of Period ...........................................   $ 19,983,654    $ 28,429,992
                                                               ============    ============
Undistributed net investment income ........................   $    171,707    $     54,174
                                                               ------------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SMALL-CAP CORE FUND
                                                                        ----------------------------
                                                                           FOR THE
                                                                          SIX-MONTH
                                                                        PERIOD ENDED        FOR THE
                                                                        DECEMBER 31,      YEAR ENDED
                                                                            2008           JUNE 30,
                                                                         (UNAUDITED)         2008
                                                                        ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss ..............................................   $    (10,653)   $   (215,369)
   Net realized loss from investments ...............................     (1,562,372)        (37,494)
   Net change in unrealized appreciation (depreciation)
      on investments ................................................     (4,118,512)     (3,697,222)
                                                                        ------------    ------------
   Net decrease in net assets resulting from operations .............     (5,691,537)     (3,950,085)
                                                                        ------------    ------------
Distributions to shareholders from:
   Net realized gains:
      Institutional Shares ..........................................       (515,402)     (5,956,500)
      A Shares ......................................................           (306)         (2,736)
                                                                        ------------    ------------
Total distributions .................................................       (515,708)     (5,959,236)
                                                                        ------------    ------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ..........................................      3,944,041         863,820
      A Shares ......................................................             --              --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..........................................        465,811       5,356,353
      A Shares ......................................................            306           2,736
   Cost of shares redeemed:
      Institutional Shares ..........................................     (1,794,490)    (11,641,504)
      A Shares ......................................................             --              --
                                                                        ------------    ------------
Net increase (decrease) in net assets from Fund share transactions ..      2,615,668      (5,418,595)
                                                                        ------------    ------------
Total decrease in net assets ........................................     (3,591,577)    (15,327,916)
NET ASSETS:
   Beginning of Period ..............................................     17,959,320      33,287,236
                                                                        ------------    ------------
   End of Period ....................................................   $ 14,367,743    $ 17,959,320
                                                                        ============    ============
Accumulated net investment loss .....................................   $    (21,556)   $    (10,903)
                                                                        ------------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED
                                           DECEMBER 31,                  FOR THE YEARS ENDED JUNE 30,
                                               2008       ---------------------------------------------------------
                                            (UNAUDITED)     2008         2007        2006         2005(1)     2004
                                           ------------   -------      -------     -------       --------   -------
LARGE-CAP GROWTH FUND
-- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF
   PERIOD ..............................     $ 11.91      $ 12.61      $ 10.73     $ 10.31        $  9.93   $  8.73
                                             -------      -------      -------     -------        -------   -------
INVESTMENT OPERATIONS:
      Net investment income (loss) .....        0.01(2)     (0.01)(2)     0.02(2)       --(2,3)      0.03      0.01
      Net realized and unrealized
         gain (loss) on investments ....       (3.92)       (0.68)        1.87        0.42           0.38      1.20
                                             -------      -------      -------     -------        -------   -------
            Total from investment
               operations ..............       (3.91)       (0.69)        1.89        0.42           0.41      1.21
                                             -------      -------      -------     -------        -------   -------
DISTRIBUTIONS:
      From net investment income .......          --        (0.01)       (0.01)         --(3)       (0.03)    (0.01)
                                             -------      -------      -------     -------        -------   -------
            Total distributions ........          --        (0.01)       (0.01)         --          (0.03)    (0.01)
                                             -------      -------      -------     -------        -------   -------
NET ASSET VALUE -- END OF PERIOD .......     $  8.00      $ 11.91      $ 12.61     $ 10.73        $ 10.31   $  9.93
                                             =======      =======      =======     =======        =======   =======
TOTAL RETURN ...........................      (32.83)%**    (5.48)%      17.66%       4.12%          4.09%    13.86%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(4)
   Expenses:
      Including expense limitations ....        1.32%*       1.11%        1.04%       1.13%          1.10%     0.98%
      Excluding expense limitations ....        1.35%*       1.13%        1.05%       1.15%          1.15%     1.01%
   Net investment income (loss) ........        0.25%*      (0.10)%       0.14%      (0.01)%         0.28%     0.08%
Portfolio turnover rate ................          67%**       107%          87%        129%           230%       87%
Net assets at the end of period
   (000 omitted) .......................     $21,014      $36,952      $41,200     $50,321        $35,809   $49,418

----------
*    Annualized

**   Not annualized

(1) Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.

(2) The net investment income (loss) per share was calculated using the average shares outstanding method.

(3)  Less than $0.01 per share.

(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I--Large Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                            FOR THE
                                           SIX-MONTH
                                          PERIOD ENDED    FOR THE YEARS        FOR THE PERIOD
                                          DECEMBER 31,    ENDED JUNE 30,    DECEMBER 20, 2005(1)
                                              2008      -----------------          THROUGH
                                          (UNAUDITED)     2008      2007        JUNE 30, 2006
                                          ------------  -------   -------   --------------------
LARGE-CAP GROWTH FUND -- A SHARES
NET ASSET VALUE -- BEGINNING
   OF PERIOD ..........................    $ 11.85      $ 12.57   $10.72             $11.10
                                           -------      -------   ------             ------
INVESTMENT OPERATIONS:
   Net investment income/(loss)(2) ....         --(3)     (0.04)   (0.01)             (0.01)
   Net realized and unrealized
      gain (loss) on investments ......      (3.90)       (0.68)    1.87              (0.37)
                                           -------      -------   ------             ------
         Total from investment
            operations ................      (3.90)       (0.72)    1.86              (0.38)
                                           -------      -------   ------             ------
DISTRIBUTIONS:
   From net investment income .........         --           --(3) (0.01)                --
                                           -------      -------   ------             ------
         Total distributions ..........         --           --    (0.01)                --
                                           -------      -------   ------             ------
NET ASSET VALUE -- END OF PERIOD ......    $  7.95      $ 11.85   $12.57             $10.72
                                           =======      =======   ======             ======
TOTAL RETURN(4) .......................     (32.91)%**    (5.72)%  17.31%             (3.42)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...       1.57%*       1.36%    1.29%              1.38%*
      Excluding expense limitations ...       1.60%*       1.38%    1.29%              1.40%*
   Net investment income/(loss) .......       0.01%*      (0.36)%  (0.12)%            (0.12)%*
Portfolio turnover rate ...............         67%**       107%      87%               129%(5)
Net assets at the end of period
   (000 omitted) ......................    $     7      $    11   $   11             $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3)  Less than $0.01 per share.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(5) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED

                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED
                                           DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                               2008       ----------------------------------------------------
                                            (UNAUDITED)     2008       2007        2006        2005      2004
                                           ------------   -------    -------     -------     -------   -------
LARGE-CAP VALUE FUND
-- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD ...........................     $ 10.52      $ 13.01    $ 10.91     $ 10.16     $  9.45   $  8.19
                                             -------      -------    -------     -------     -------   -------
INVESTMENT OPERATIONS:
      Net investment income ............        0.07(1)      0.11(1)    0.15(1)     0.10(1)     0.12      0.08
      Net realized and unrealized
         gain (loss) on investments ....       (2.87)       (1.12)      2.10        0.81        0.70      1.26
                                             -------      -------    -------     -------     -------   -------
            Total from investment
               operations ..............       (2.80)       (1.01)      2.25        0.91        0.82      1.34
                                             -------      -------    -------     -------     -------   -------
DISTRIBUTIONS:
      From net investment income .......       (0.02)       (0.12)     (0.15)      (0.16)      (0.11)    (0.08)
      From net realized gains ..........       (0.28)       (1.36)        --          --          --        --
                                             -------      -------    -------     -------     -------   -------
            Total distributions ........       (0.30)       (1.48)     (0.15)      (0.16)      (0.11)    (0.08)
                                             -------      -------    -------     -------     -------   -------
NET ASSET VALUE -- END OF PERIOD .......     $  7.42      $ 10.52    $ 13.01     $ 10.91     $ 10.16   $  9.45
                                             =======      =======    =======     =======     =======   =======
TOTAL RETURN ...........................      (26.54)%**    (8.50)%    20.71%       8.99%       8.66%    16.47%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ....        1.43%*       1.19%      1.10%       1.04%       1.02%     1.00%
      Excluding expense limitations ....        1.46%*       1.21%      1.11%       1.06%       1.05%     1.03%
   Net investment income ...............        1.54%*       0.96%      1.30%       0.91%       1.13%     0.94%
Portfolio turnover rate ................          44%**        62%        83%        129%         28%       26%
Net assets at the end of period
   (000 omitted) .......................     $19,975      $28,419    $39,067     $42,421     $47,968   $51,729

----------
*    Annualized

**   Not annualized

(1) The net investment income per share was calculated using the average shares outstanding method.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios included expenses allocated from the master fund, WT Investment Trust I--Large Cap Value Series, and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED      FOR THE YEARS        FOR THE PERIOD
                                           DECEMBER 31,     ENDED JUNE 30,     DECEMBER 20, 2005(1)
                                               2008       ------------------          THROUGH
                                            (UNAUDITED)     2008       2007        JUNE 30, 2006
                                           ------------   -------    -------   --------------------
LARGE-CAP VALUE FUND -- A SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD ...........................     $ 10.52       $13.01     $10.91          $10.59
                                             -------       ------     ------          ------
INVESTMENT OPERATIONS:
      Net investment income(2) .........        0.06         0.09       0.12            0.04
      Net realized and unrealized
         gain (loss) on investments ....       (2.86)       (1.13)      2.10            0.31
                                             -------       ------     ------          ------
            Total from investment
               operations ..............       (2.80)       (1.04)      2.22            0.35
                                             -------       ------     ------          ------
DISTRIBUTIONS:
      From investment income ...........       (0.02)       (0.09)     (0.12)          (0.03)
      From net realized gains ..........       (0.28)       (1.36)        --              --
                                             -------       ------     ------          ------
            Total distributions ........       (0.30)       (1.45)     (0.12)          (0.03)
                                             -------       ------     ------          ------
NET ASSET VALUE -- END OF PERIOD .......     $  7.42       $10.52     $13.01          $10.91
                                             =======       ------     ------          ------
TOTAL RETURN(3) ........................      (26.58)%**    (8.71)%    20.42%           3.36%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....        1.68%*       1.44%      1.35%           1.34%*
      Excluding expense limitations ....        1.71%*       1.46%      1.36%           1.38%*
   Net investment income ...............        1.31%*       0.76%      1.01%           0.77%*
Portfolio turnover rate ................          44%**        62%        83%            129%(4)
Net assets at the end of period
   (000 omitted) .......................     $     8       $   11     $   36          $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

                                             FOR THE
                                            SIX-MONTH
                                           PERIOD ENDED
                                           DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                               2008       ---------------------------------------------------
                                            (UNAUDITED)     2008       2007       2006       2005       2004
                                           ------------   -------    -------    -------    -------    -------
SMALL-CAP CORE FUND
-- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD ...........................     $  7.44      $ 11.32    $ 11.29    $ 10.63    $ 10.75    $  8.59
                                             -------      -------    -------    -------    -------    -------
INVESTMENT OPERATIONS:
      Net investment loss(1) ...........          --(3)     (0.08)     (0.09)     (0.07)     (0.07)     (0.07)
      Net realized and unrealized
         gain (loss) on investments ....       (2.29)       (1.29)      1.81       1.48       0.67       2.23
                                             -------      -------    -------    -------    -------    -------
            Total from investment
               operations ..............       (2.29)       (1.37)      1.72       1.41       0.60       2.16
                                             -------      -------    -------    -------    -------    -------
DISTRIBUTIONS:
      From net realized gains ..........       (0.21)       (2.51)     (1.69)     (0.75)     (0.72)        --
                                             -------      -------    -------    -------    -------    -------
            Total distributions ........       (0.21)       (2.51)     (1.69)     (0.75)     (0.72)        --
                                             -------      -------    -------    -------    -------    -------
NET ASSET VALUE -- END OF PERIOD .......      $ 4.94      $  7.44    $ 11.32    $ 11.29    $ 10.63    $ 10.75
                                             =======      =======    =======    =======    =======    =======
TOTAL RETURN ...........................      (30.62)%**   (13.02)%    16.40%     13.65%      5.65%     25.15%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense
         limitations ...................        2.01%*       1.73%      1.53%      1.34%      1.27%      1.19%
      Excluding expense
         limitations ...................        2.24%*       1.82%      1.54%      1.36%      1.29%      1.21%
   Net investment loss .................       (0.14)%*     (0.91)%    (0.82)%    (0.70)%    (0.69)%    (0.74)%
Portfolio turnover rate ................          66%**       118%       137%       142%        15%       142%
Net assets at the end of period
   (000 omitted) .......................     $14,360      $17,949    $33,275    $48,750    $53,510    $73,324

----------
*    Annualized

**   Not annualized

(1) The net investment loss per share was calculated using the average shares outstanding method.

(2) For the period presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I--Small Cap Core Series (the "Series") and the portfolio turnover rate reflected investment activity of the Series. For the period December 1, 2003 through June 30, 2005, the Fund operated in a "fund of funds" structure. The expense and net investment loss ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Growth Series and WT Investment Trust I--Small Cap Value Series, and the portfolio turnover rate reflects the Fund's investment activity. Effective July 1, 2005, the Portfolio no longer operates in a "fund of funds" structure.

(3)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

                                            FOR THE
                                           SIX-MONTH                           FOR THE PERIOD
                                          PERIOD ENDED    FOR THE YEARS     DECEMBER 20, 2005(1)
                                          DECEMBER 31,    ENDED JUNE 30,           THROUGH
                                              2008      -----------------          JUNE 30,
                                          (UNAUDITED)     2008      2007            2006
                                          ------------  -------    ------   ---------------------
SMALL-CAP CORE FUND -- A SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD ..........................     $  7.38     $ 11.27    $11.27           $10.67
                                            -------     -------    ------           ------
INVESTMENT OPERATIONS:
      Net investment loss(2) ..........       (0.01)      (0.10)    (0.12)           (0.06)
      Net realized and unrealized
         gain (loss) on investments ...       (2.27)      (1.28)     1.81             0.66
                                            -------     -------    ------           ------
            Total from investment
               operations .............       (2.28)      (1.38)     1.69             0.60
                                            -------     -------    ------           ------
DISTRIBUTIONS:
      From net realized gains .........       (0.21)      (2.51)    (1.69)              --
                                            -------     -------    ------           ------
            Total distributions .......       (0.21)      (2.51)    (1.69)              --
                                            -------     -------    ------           ------
NET ASSET VALUE -- END OF PERIOD ......     $  4.89     $  7.38    $11.27           $11.27
                                            =======     =======    ======           ======
TOTAL RETURN(3) .......................      (30.60)%**  (13.17)%   16.15%            5.62%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ...        2.26%*      1.98%     1.78%            1.64%*
      Excluding expense limitations ...        2.49%*      2.07%     1.79%            1.67%*
   Net investment loss ................       (0.41)%*    (1.15)%   (1.09)%          (0.96)%*
Portfolio turnover rate ...............          66%**      118%      137%             142%(4)
Net assets at the end of period
   (000 omitted) ......................     $     7     $    10    $   12           $   11

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2008, the Trust offered 17 series, three of which are included in these financial statements. The three series included are: Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund"), Wilmington Large-Cap Value Fund ("Large-Cap Value Fund"), and Wilmington Small-Cap Core Fund ("Small-Cap Core Fund") (each, a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

WILMINGTON FUNDS -- EQUITY FUNDS

     The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                            LEVEL 1 -         LEVEL 2 -           LEVEL 3 -
                                             QUOTED         SIGNIFICANT         SIGNIFICANT
                  FUNDS                      PRICES     OBSERVABLE INPUTS    UNOBSERVABLE INPUTS      TOTAL
                  ------                   -----------  -----------------    -------------------   -----------
ASSETS:
INVESTMENTS IN SECURITIES (MARKET VALUE)
Large-Cap Growth Fund...................   $21,015,271          $--                  $--           $21,015,271
Large-Cap Value Fund....................    22,237,989           --                   --            22,237,989
Small-Cap Core Fund.....................    15,236,436           --                   --            15,236,436

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- EQUITY FUNDS

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each of the Funds. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     For the six-month period ended December 31, 2008, RSMC's fees were as follows:

                         GROSS      FEES
                          FEES     WAIVED      % OF AVERAGE DAILY NET ASSETS
                        -------   --------   --------------------------------
Large-Cap Growth Fund   $85,852   $     --   0.60% up to $1 billion; 0.55% of
                                             next $1 billion; and
                                             0.50% in excess of $2 billion

Large-Cap Value Fund     71,389         --   0.60% up to $1 billion; 0.55% of
                                             next $1 billion; and 0.50% in
                                             excess of $2 billion

Small-Cap Core Fund      57,263    (11,453)  0.75% on those assets directly
                                             managed by RSMC(1)

(1) RSMC has agreed to waive a portion of its advisory fee at the rate of 0.15% of the daily average net assets of the Small-Cap Core Fund. The advisory fee waiver can be terminated at any time by RSMC pending Board of Trustee approval.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

WILMINGTON FUNDS -- EQUITY FUNDS

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six-month period ended December 31, 2008 were as follows:

Large-Cap Growth Fund ......   $40,565
Large-Cap Value Fund .......    25,326
Small-Cap Core Fund ........    40,594

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

                 LARGE-CAP      LARGE-CAP    SMALL-CAP
                GROWTH FUND    VALUE FUND    CORE FUND
                -----------   -----------   -----------
Purchases ...   $19,459,521   $10,517,031   $12,537,685
Sales .......    23,699,143    11,242,779    10,416,590

5. SECURITIES LENDING AGREEMENT. The Large-Cap Growth, Large-Cap Value and Small-Cap Core Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

WILMINGTON FUNDS -- EQUITY FUNDS

     In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2008 and the year ended June 30, 2008 for the Institutional Shares and A Shares were as follows:

                                                FOR THE SIX-MONTH
                                                    PERIOD ENDED           FOR THE YEAR ENDED
                                                 DECEMBER 31, 2008            JUNE 30, 2008
                                             ------------------------   ------------------------
                                             INSTITUTIONAL              INSTITUTIONAL
                                                 SHARES      A SHARES       SHARES      A SHARES
                                             -------------   --------   -------------   --------
LARGE-CAP GROWTH FUND
Sold .....................................      116,831         --          663,716          --
Issued on reinvestment of distributions ..           --         --            1,513          --
Redeemed .................................     (591,747)        --         (830,817)         --
                                               --------        ---       ----------      ------
Net decrease .............................     (474,916)        --         (165,588)         --
                                               ========        ===       ==========      ======
LARGE-CAP VALUE FUND
Sold .....................................      209,953         --           91,212          --
Issued on reinvestment of distributions ..      102,765         44          333,992         353
Redeemed .................................     (322,384)        --         (728,171)     (2,031)
                                               --------        ---       ----------      ------
Net increase (decrease) ..................       (9,666)        44         (302,967)     (1,678)
                                               ========        ===       ==========      ======
SMALL-CAP CORE FUND
Sold .....................................      707,159         --          102,049          --
Issued on reinvestment of distributions ..       98,898         66          689,363         354
Redeemed .................................     (312,782)        --       (1,319,419)         --
                                               --------        ---       ----------      ------
Net increase (decrease) ..................      493,275         66         (528,007)        354
                                               ========        ===       ==========      ======

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- EQUITY FUNDS

The tax character of distributions paid during the six-month period ended December 31, 2008 and the year ended June 30, 2008 was as follows:

                                           LARGE-CAP   LARGE-CAP     SMALL-CAP
                                             GROWTH       VALUE        CORE
                                              FUND        FUND         FUND
                                           ---------   ----------   ----------
SIX-MONTH PERIOD ENDED DECEMBER 31, 2008
Ordinary income ........................    $    --    $  330,089   $       --
Long-term capital gains ................         --       462,785      515,708
                                            -------    ----------   ----------
Total distributions ....................    $    --    $  792,874   $  515,708
                                            =======    ==========   ==========
YEAR ENDED JUNE 30, 2008
Ordinary income ........................    $36,024    $  316,735   $1,261,973
Long-term capital gains ................         --     3,635,259    4,697,263
                                            -------    ----------   ----------
Total distributions ....................    $36,024    $3,951,994   $5,959,236
                                            =======    ==========   ==========


     The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2008.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2008, the Large-Cap Growth Fund had capital loss carryforwards that will expire as follows:

6/30/2010 .....   $49,147,701
6/30/2011 .....    28,793,300
6/30/2012 .....     8,004,022

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- EQUITY FUNDS

EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 26, 2008, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, and Wilmington Small-Cap Core Fund (each a "Fund"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds,
(ix) compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. RSMC and WTIM provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the Funds and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the Funds' investment performance, compliance program, operations and investment adviser profitability prepared by two of the Trustees. The Board considered and weighed the above information based upon its accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to each Fund were appropriate and consistent with the terms of the Agreements, that the quality of those services was consistent with industry norms and that each Fund is likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- EQUITY FUNDS

EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

The Board considered the investment performance of each Fund, RSMC and WTIM. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the volatility of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, RSMC and WTIM is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

The Board considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board recognized that RSMC's and WTIM's profitability is an important factor in providing service to the Funds. The Board was satisfied that RSMC's profits are sufficient to continue as a viable concern generally and as investment adviser of each Fund specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- EQUITY FUNDS

TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND               POSITION(S) HELD
     DATE OF BIRTH,              WITH TRUST,              PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN         TERM OF OFFICE AND          DURING PAST FIVE YEARS,
      FUND COMPLEX              LENGTH OF TIME              OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)             SERVED                   HELD BY TRUSTEE
------------------------   -----------------------   ----------------------------------
TED T. CECALA(2)           Trustee                   Director, Chairman of the Board,
Date of Birth: 1/49                                  and Chief Executive Officer of
                           Shall serve at the        Wilmington Trust Corporation and
17 Funds                   pleasure of the Board     Wilmington Trust Company since
                           and until successor is    1996; Member of the Board of
                           elected and qualified.    Managers of Cramer Rosenthal
                           Trustee since August      McGlynn, LLC and Roxbury Capital
                           2007.                     Management, LLC. (registered
                                                     investment advisers).

                                                     Wilmington Trust Corporation;
                                                     Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)     Trustee                   Retired since February 2006;
Date of Birth: 2/49                                  Executive Vice President of
                           Shall serve until         Wilmington Trust Company from
17 Funds                   death, resignation or     February 1996 to February 2006;
                           removal. Trustee since    President of Rodney Square
                           October 1998, President   Management Corporation ("RSMC")
                           and Chairman of the       from 1996 to 2005; Vice
                           Board from October 1998   President of RSMC 2005 to 2006.
                           to January 2006.

                                                     FundVantage Trust (4 portfolios);
                                                     Optimum Fund Trust (6 portfolios)
                                                     (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (17 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- EQUITY FUNDS

INDEPENDENT TRUSTEES

        NAME AND               POSITION(S) HELD
     DATE OF BIRTH,              WITH TRUST,              PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN         TERM OF OFFICE AND          DURING PAST FIVE YEARS,
      FUND COMPLEX              LENGTH OF TIME              OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)             SERVED                   HELD BY TRUSTEE
------------------------   -----------------------   ----------------------------------
ROBERT ARNOLD              Trustee                   Founder and co-manager, R.H.
Date of Birth: 3/44                                  Arnold & Co., Inc. (financial
                           Shall serve until         consulting) since 1989.
17 Funds                   death, resignation or
                           removal. Trustee since    First Potomac Realty Trust (real
                           May 1997.                 estate investment trust).

DR. ERIC BRUCKER           Trustee                   Professor of Economics, Widener
Date of Birth: 12/41                                 University since July 2004;
                           Shall serve until         formerly, Dean, School of Business
17 Funds                   death, resignation or     Administration of Widener
                           removal. Trustee          University from 2001 to 2004;
                           since October 1999.       Dean, College of Business, Public
                                                     Policy and Health at the
                                                     University of Maine from
                                                     September 1998 to June 2001.

                                                     None

NICHOLAS GIORDANO          Trustee and Chairman of   Consultant, financial services
Date of Birth: 3/43        the Board                 organizations from 1997 to
                                                     present; Interim President,
                           Shall serve until         LaSalle University from 1998 to
17 Funds                   death, resignation or     1999; President and Chief
                           removal. Trustee since    Executive Officer, Philadelphia
                           October 1998.             Stock Exchange from 1981 to
                                                     1997.

                                                     Kalmar Pooled Investment Trust;
                                                     The RBB Fund, Inc. (19
                                                     portfolios) (registered
                                                     investment companies);
                                                     Independence Blue Cross;
                                                     IntriCon Corporation (industrial
                                                     furnaces and ovens).

LOUIS KLEIN, JR.           Trustee                   Self-employed financial
Date of Birth: 5/35                                  consultant since 1991.
                           Shall serve until
25 Funds                   death, resignation or     CRM Mutual Fund Trust (8
                           removal. Trustee since    portfolios) (registered
                           October 1999.             investment companies); WHX
                                                     Corporation (industrial
                                                     manufacturer).

WILMINGTON FUNDS -- EQUITY FUNDS

        NAME AND               POSITION(S) HELD
     DATE OF BIRTH,              WITH TRUST,              PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN         TERM OF OFFICE AND          DURING PAST FIVE YEARS,
      FUND COMPLEX              LENGTH OF TIME              OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)             SERVED                   HELD BY TRUSTEE
------------------------   -----------------------   --------------------------------
THOMAS LEONARD             Trustee                   Retired since 2008; former
Date of Birth: 2/49                                  Partner with
                           Shall serve until         PricewaterhouseCoopers (public
17 Funds                   death, resignation or     accounting) from May 1970 to
                           removal. Trustee since    June 2008.
                           July 2008.
                                                     None

MARK A. SARGENT            Trustee                   Dean and Professor of Law,
Date of Birth: 4/51                                  Villanova University School of
                           Shall serve until         Law since July 1997.
17 Funds                   death, resignation or
                           removal. Trustee since    The RBB Fund, Inc. (19
                           November 2001.            portfolios) (registered
                                                     investment company); NYSE
                                                     Regulation, Inc.; Financial
                                                     Industry Regulatory Authority
                                                     (FINRA).

WILMINGTON FUNDS -- EQUITY FUNDS

EXECUTIVE OFFICERS

                               POSITION(S) HELD
                                 WITH TRUST,              PRINCIPAL OCCUPATION(S)
                              TERM OF OFFICE AND          DURING PAST FIVE YEARS,
    NAME, ADDRESS AND           LENGTH OF TIME              OTHER DIRECTORSHIPS
      DATE OF BIRTH                 SERVED                         HELD
------------------------   -----------------------   --------------------------------
JOHN J. KELLEY             President & Chief         President of Rodney Square
1100 North Market Street   Executive Officer         Management Corporation ("RSMC")
Wilmington, DE 19890                                 since 2008; Vice President of
Date of Birth: 9/59        Shall serve at the        Wilmington Trust Investment
                           pleasure of the Board     Management, LLC ("WTIM") since
                           and until successor is    2005; Vice President of PNC
                           elected and qualified.    Global Investment Servicing
                           Officer since September   (U.S.), Inc. (formerly PFPC
                           2005.                     Inc.) from January 2005 to July
                                                     2005; Vice President of
                                                     Administration, 1838 Investment
                                                     Advisors, LP from 1999 to 2005;
                                                     Chief Compliance Officer, 1838
                                                     Investment Advisors, LP from
                                                     2004 to 2005.

                                                     N/A

CLAYTON M. ALBRIGHT        Vice President            Managing Director Fixed Income
1100 North Market Street                             Management, Wilmington Trust
Wilmington, DE 19890       Shall serve at the        since 2007; Director Fixed
Date of Birth: 9/53        pleasure of the Board     Income Research and Portfolio
                           and until successor is    Manager, Wilmington Trust from
                           elected and qualified.    1996 to 2007; Vice President,
                           Officer since October     Rodney Square Management
                           1998.                     Corporation RSMC since 2001; Vice
                                                     President of WTIM since 2006; Vice
                                                     President, Wilmington Trust
                                                     Company since 1997.

                                                     N/A

JOSEPH M. FAHEY, JR.       Vice President            Investment Adviser, WTIM since
1100 North Market Street                             2003; Vice President, RSMC since
Wilmington, DE 19890       Shall serve at the        1992.
Date of Birth: 1/57        pleasure of the Board
                           and until successor is    N/A
                           elected and qualified.
                           Officer since November
                           1999.

JOHN C. MCDONNELL          Vice President, Chief     Director of Mutual Fund
1100 North Market Street   Financial Officer &       Administration, WTIM, since
Wilmington, DE 19890       Treasurer                 October 2005; Audit and
Date of Birth: 4/66                                  Assurance - Senior, Deloitte
                           Shall serve at the        (public accounting) from
                           pleasure of the Board     September 2004 to October 2005;
                           and until successor is    Mutual Fund Administration, 1838
                           elected and qualified.    Investment Advisors, LP from
                           Officer since November    March 1999 to September 2004.
                           2005.

WILMINGTON FUNDS -- EQUITY FUNDS

                               POSITION(S) HELD
                                 WITH TRUST,              PRINCIPAL OCCUPATION(S)
                              TERM OF OFFICE AND          DURING PAST FIVE YEARS,
    NAME, ADDRESS AND           LENGTH OF TIME              OTHER DIRECTORSHIPS
      DATE OF BIRTH                 SERVED                         HELD
------------------------   -----------------------   --------------------------------
ANNA M. BENCROWSKY         Vice President, Chief     Chief Compliance Officer, WTIM
1100 North Market Street   Compliance Officer &      since 2007; Vice President, WTIM
Wilmington, DE 19890       Anti-Money Laundering     since 2004; Vice President and
Date of Birth: 5/51        Officer                   Chief Compliance Officer, RSMC
                                                     since 2004; Vice President and
                           Shall serve at the        Chief Compliance Officer, 1838
                           pleasure of the Board     Investment Advisors, LP from
                           and until successor is    1999 to 2004.
                           elected and qualified.
                           Officer since September   N/A
                           2004.

EDWARD W. DIFFIN, JR.      Vice President &          Director of Mutual Fund
1100 North Market Street   Secretary                 Regulatory Administration of
Wilmington, DE 19890                                 WTIM since November 2006;
Date of Birth: 1/52        Shall serve at the        Coleman Counsel Per Diem from
                           pleasure of the Board     November 2005 to November 2006;
                           and until successor is    Vice President and Senior
                           elected and qualified.    Counsel of Merrill Lynch & Co.,
                           Officer since February    Inc. from 1994 to 2005.
                           2007.
                                                     N/A

WILMINGTON FUNDS -- EQUITY FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2008 is available, without charge, by calling (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer & Anti-Money Laundering Officer

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON EQUITY FUNDS
- INSTITUTIONAL AND A SHARES.

WILMINGTON FUNDS | EQUITY_Semi_12/08

                                                             MULTI-MANAGER FUNDS

                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2008

                                                                       LARGE-CAP

                                                              SMALL-CAP STRATEGY

                                                                   INTERNATIONAL

                                                                      REAL ASSET

WILMINGTON FUNDS | (GRAPHIC)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

CONTENTS                                                                    page
--------                                                                    ----
President's Message .....................................................      3
Expense Disclosure ......................................................     18
Disclosure of Portfolio Holdings ........................................     20
Investments .............................................................     22
Financial Statements ....................................................    111
Financial Highlights ....................................................    119
Notes to Financial Statements ...........................................    127
Evaluation and Approval of Advisory and Sub-Advisory Agreements .........    139
Trustees and Officers ...................................................    145

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) reflects the performance of a basket of futures contracts relating to six commodities and measures the value of this basket by tracking the closing prices of certain exchange traded contracts for the future delivery of each of these commodities, adjusted to reflect the relative weight of each commodity in the Index. The commodities included in the Index are: crude oil, heating oil, high grade primary aluminum, gold, corn and wheat.

DOW JONES-AIG COMMODITY INDEX TOTAL RETURN(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted, unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2008, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EAFE(R) GROWTH INDEX measures the performance of those MSCI EAFE companies with higher price-to-book ratios and higher forecasted growth values.

MSCI EAFE(R) VALUE INDEX measures the performance of those MSCI EAFE companies with lower price-to-book ratios and lower forecasted growth values.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2008, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile,

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     DESCRIPTION OF INDICES -- CONTINUED

China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

STANDARD & POOR'S 100(R) INDEX (S&P 100) is a subset of the S&P 500 and is comprised of the 100 leading U.S. stocks with exchange-listed options. Constituents of the S&P 100 are selected for sector balance and represent about 58% of the market capitalization of the S&P 500 and almost 45% of the market capitalization of the U.S. equity markets.

THE S&P SMALLCAP 600(R) INDEX is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

S&P/CITIGROUP WORLD PROPERTY INDEX, HEDGED, USD defines and measures the investable universe of publicly traded property companies.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) is a trademark of Deutsche Bank AG.

THE DOW JONES-AIG COMMODITY INDEX(SM) is a trademark of Dow Jones & Company,
Inc.

FTSE IS A TRADE- AND SERVICE MARK OF LONDON STOCK EXCHANGE AND THE FINANCIAL TIMES LIMITED; NAREIT(R) is a registered trademark of NAREIT.

MSCI EAFE(R) INDEX, MSCI EAFE GROWTH INDEX, MSCI EAFE VALUE INDEX and MSCI EMERGING MARKETS INDEX(SM) are registered trademarks of Morgan Stanley Capital International.

RUSSELL 1000(R) INDEX, RUSSELL 1000(R) GROWTH INDEX, RUSSELL 1000(R) VALUE INDEX, RUSSELL 2000(R) INDEX, RUSSELL 2000(R) GROWTH INDEX, RUSSELL 2000(R) VALUE INDEX, RUSSELL 3000(R) INDEX, RUSSELL 3000(R) GROWTH INDEX, RUSSELL 3000(R) VALUE INDEX and RUSSELL MIDCAP(R) INDEX are trademarks of the Frank Russell Company.

S&P INDICES are registered trademarks of Standard & Poor's Corporation, Inc., a division of the McGraw-Hill Companies.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Calendar year 2008 and the six-month period ended December 31, 2008 were brutal times for capital markets. Liquidity challenges from the 2007 subprime mortgage crisis rolled into 2008 and ultimately led to a worldwide credit crunch.

ECONOMIC NEWS DROVE MARKET VOLATILITY

     Stocks experienced steep declines in September 2008 when large, U.S.-based and foreign financial firms struggled, and some failed. By early October 2008, there were more reminders that the economic crisis had stretched worldwide, as markets, corporate earnings, and currencies around the globe lost ground. Dramatically deep stock declines followed. Later that month, stocks rose significantly when the Federal Open Market Committee (the Federal Reserve or
Fed) reduced its target for short-term interest rates by 50 basis points (0.50%) to 1.00%. In mid-November, precipitated by a failed proposal to bail out U.S. auto makers, stocks experienced additional losses. Stocks surged near the end of November, when a federal rescue plan for a large financial institution came together. In exchange for the purchase of preferred stock, the plan called for the U.S. government to limit the institution's losses on risky loans and securities. On December 1, 2008, the National Bureau of Economic Research (NBER) declared that the United States had officially entered a recession in December 2007, citing employment and production data, plus 2008's third quarter decline in gross domestic product (GDP). This marks the first U.S. recession since 2001. Around the same time, the Department of Labor announced that over 500,000 jobs had been lost in November. In December, the unemployment rate spiked to 7.2%, its highest level in 16 years.

DOMESTIC AND INTERNATIONAL STOCKS, REITS, AND COMMODITIES PLUNGED

     All equity market segments experienced losses during the six-month period ended December 31, 2008, including the broad market, as measured by the Russell 3000 Index (-29.5%); large caps, as measured by the Russell 1000 Index (-29.7%); and small caps, as measured by the Russell 2000(R) Index (-26.9%). For calendar year 2008 the same indices declined -37.3%, -37.6%, and -33.8%, respectively.

     For the six-month period ended December 31, the MSCI EAFE (net) Index, which tracks the performance of 21 developed international markets, dropped -36.4%. Emerging equity markets suffered significantly more than their U.S. counterparts. The MSCI Emerging Markets (net) Index fell -47.1% for the six-month period. Real estate investments trusts (tracked by the FTSE NAREIT Equity Index) fell far more than equities during the semi-annual period, losing -35.4%. Commodities were especially hard-hit. The Dow Jones-AIG Commodity Index fell -49.4% for the same period.

GOVERNMENTAL INTERVENTION REACHED HISTORIC PROPORTIONS

     In 2008, primarily from September to December, economic and financial market intervention by the government was of historic proportions. Action by the Federal Reserve and U.S. Treasury included cutting interest rates, buying distressed assets from financial institutions, and creating of the Emergency Economic Stabilization Act of 2008 (EESA). EESA provides for up to $700 billion which is intended to bring stability and liquidity to the markets and the economy. Even with the Fed setting its target for short-term interest rates to a range between 0.25% and 0% by year-end, future government interventions are expected.

     While the economic problems facing the markets do not have simple solutions, the new presidential administration is making finding solutions a priority. Now, more than ever, keeping a long-term perspective is critical when investing in the capital markets.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON MULTI-MANAGER LARGE CAP FUND

     The Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Fund") returned -31.24% for the six-month period ended December 31, 2008, compared to a return of -29.73% for the Russell 1000 Index.

     The Fund employs four active managers: Armstrong Shaw Associates Inc. ("Armstrong"), Montag & Caldwell, Inc. ("Montag"), First Quadrant, L.P., and Robeco Investment Management Inc. ("Robeco"). The Fund also uses Wilmington Trust Investment Management, LLC ("WTIM") to implement a passive strategy of acquiring large capitalization stocks and weighting the resulting portfolio using several fundamental, rather than market capitalization, metrics. The Fund also engages WTIM to manage an index replication portfolio based on the Russell 1000 Index. Lastly, the Fund has investments in exchange traded funds (iShares Trust) based on the Russell 1000 Index.

     The Fund began the six-month period ended December 31, 2008 with a tactical tilt of 60% growth and 40% value and shifted to 50% growth and 50% value in September where it remained at the end of the period. This tactical asset allocation decision detracted from excess returns as the Russell 1000 Value Index returned -6.1% in the first three months of the period as opposed to the Russell 1000 Growth Index which returned -12.3% in the same time period. For the entire period, the Russell 1000 Value Index returned -26.9% and the Russell 1000 Growth Index returned -32.3%.

     The Fund's active growth manager, Montag, returned -28.5% and beat their benchmark, the Russell 1000 Growth Index, by 3.8%. Both sector weighting and stock selection were positive contributors during the period. Their overweight allocation to Consumer Staples and underweight allocation to Materials had the largest positive impact on performance. Good stock selection in Financials (Charles Schwab and Wells Fargo) and Consumer Discretionary (McDonald's) also benefited the portfolio. Their continued philosophy of investing in high-quality companies and overweighting top quintile market capitalization names made positive contributions during the period.

     The Fundamentally Weighted Equity strategy, managed by WTIM, returned -26.4% and exceeded their Russell 1000 Value Index benchmark by 0.5%. The strongest support came from both the dividend and net income factors and was offset to an extent by weakness in the free cash flow measure. The strategy's underweight allocation to Financials also helped the portfolio's relative returns.

     The Fund's core quantitative manager, First Quadrant, returned -29.7% and equaled the performance of their Russell 1000 Index benchmark. During the first three months of the period, their portfolio experienced weakness due to a modest overweight to Energy stocks and underweight allocation to Financials. In the final three months of the period, their portfolio rallied due mostly to their value orientation as they moved to benchmark-neutral positions on industry and sector weightings, given the increased risk in the market.

     The Fund's active value manager, Armstrong, returned -29.2% and lagged the Russell 1000 Value Index by 2.3%. During the first three months of the period, the primary reason for their underperformance was their underweight allocation to Financials, the best performing sector in those months. In the final three months of the period, they again experienced some relative underperformance driven by poor stock selection in Energy (Devon Energy and El Paso) and Materials (Cemex and Alcoa).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The Fund's mid-cap core quantitative manager, Robeco, returned -40.4% and trailed the Russell Midcap Index by 3.7%. Poor stock selection in Materials and Industrials was the main reason for their lack of excess relative returns. Their momentum-based stock selection factors, which performed well in the first half of 2008, experienced a reversal and created a challenging environment for their strategy.

     At the beginning of the period the Fund transitioned away from an S&P 100 Index portfolio and invested in a WTIM sector rotation model based upon the returns of the S&P 500 Index sectors. The portfolio underperformed the Russell 1000 Index and in early August, the Fund unwound the sector rotation investments due to predetermined risk management limits. The proceeds were redeployed to the existing sub-advisers.

     The top ten holdings as of December 31, 2008, representing approximately 21.7% of total investments, were:

                                  PERCENT OF TOTAL
10 LARGEST HOLDINGS                  INVESTMENTS
-------------------               ----------------
iShares Russell 1000 Index Fund         3.2%
Procter & Gamble Co.                    2.8%
Exxon Mobil Corp.                       2.8%
Wal-Mart Stores, Inc.                   2.1%
Abbott Laboratories                     2.1%
Hewlett-Packard Co.                     2.0%
McDonald's Corp.                        1.8%
The Coca-Cola Co.                       1.8%
AT&T, Inc.                              1.6%
QUALCOMM, Inc.                          1.5%

     The following table compares the performance of the Fund with that of the Russell 1000 Index and the S&P 500 Index for the periods ended December 31, 2008.

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND

                                                       Average Annual Total Returns
                                        ---------------------------------------------------------
                                          SIX                             SINCE          SINCE
                                        MONTHS    1 YEAR    5 YEARS   INCEPTION(1)   INCEPTION(2)
                                        ------    ------    -------   ------------   ------------
Large-Cap Fund
   -- Institutional Shares              (31.24)%  (38.35)%  (2.93)%      (1.05)%           NA
   -- A Shares (with sales charge)(3)   (33.76)%  (40.65)%     NA           NA         (10.85)%
   -- A Shares at NAV                   (31.33)%  (38.49)%     NA           NA          (9.81)%
Russell 1000 Index                      (29.73)%  (37.60)%  (2.04)%       0.77%         (8.78)%
S&P 500 Index                           (28.48)%  (36.99)%  (2.19)%       0.55%         (8.53)%

----------
FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 1.02% (GROSS) & 0.95% (NET),
                        A SHARES - 1.32% (GROSS) & 1.20% (NET)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2008.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH DECEMBER 31, 2008.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES REDUCED BY VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON SMALL-CAP STRATEGY FUND
(FORMERLY THE WILMINGTON MULTI-MANAGER SMALL-CAP FUND)

     The Institutional Shares of the Wilmington Small-Cap Strategy Fund (the "Fund") returned -28.53% for the six-month period ended December 31, 2008, compared to a return of -26.94% for the Russell 2000 Index.

     Major changes occurred in the Fund during the second half of 2008. In early July, TAMRO Capital Partners, LLC ("TAMRO") was hired to manage a small-cap core mandate and Batterymarch Financial Management, Inc., the Fund's active growth manager, was terminated due to concerns with its performance. Then, in December, the Board of Trustees of WT Mutual Fund voted to change the investment mandate of the Fund from actively-managed to passively-managed with a tactical asset allocation overlay. As a result of this change in the Fund's strategy, Systematic Financial Management, L.P., the Fund's active value manager, and TAMRO were terminated. The allocation to the Fundamentally Weighted Equity Strategy managed by Wilmington Trust Investment Management, LLC ("WTIM") was reduced to zero and WTIM's equity team, which was also managing a passive portfolio tracking the Russell 2000 Index, remained as the sole sub-adviser. Effective December 31, 2008, the Fund was renamed the Wilmington Small-Cap Strategy Fund.

     At the beginning of July, the Fund had a tactical style exposure of 60% value and 40% growth until mid-September, at which time the style tilt was removed and the allocation became 50% value and 50% growth. In mid-November, the style exposure was once again shifted to 60% value and 40% growth. The value tilt for the majority of the six months ended December 31, 2008 had a positive impact on the Fund's returns as value stocks outperformed growth stocks by over 1,100 basis points during that period.

     TAMRO's portfolio outpaced the Russell 2000 Index by over 300 basis points (-30% vs. -33%) during the four full months they managed a portion of the Fund's assets (August through November). TAMRO benefited the most from good stock selection in the Consumer Discretionary sector. Systematic, on the other hand, lagged its value benchmark (the Russell 2000 Value Index) during the July through November period by nearly 200 basis points (-28% vs. -26%), primarily due to weak stock selection especially in the Financial and Industrial sectors. Finally, the Fundamentally Weighted Equity Strategy, managed by WTIM's equity team, lagged its benchmark, the Russell 2000 Value Index, by 300 basis points (-29% vs. -26%) over that five month period ended November 30, 2008. The strategy weights small capitalization stocks using several fundamental, rather than market capitalization, metrics, which were not rewarded over the period.

     During the month of December, the Fund performed in line with the Russell 2000 Index (both gaining 5.8%). This means that the cost of transitioning the Fund to its new mandate was overcome by the sub-advisers' positive relative performance during the first part of December (prior to the transition) and the style tilt (as value outperformed growth in December).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The top ten holdings as of December 31, 2008, representing approximately 5.5% of total investments, were:

                                        PERCENT OF TOTAL
10 LARGEST HOLDINGS                        INVESTMENTS
-------------------                     ----------------
iShares Russell 2000 Value Index Fund         2.4%
Ralcorp Holdings, Inc.                        0.5%
Realty Income Corp.                           0.4%
Piedmont Natural Gas Co.                      0.4%
Myriad Genetics, Inc.                         0.3%
Senior Housing Properties Trust               0.3%
Westar Energy, Inc.                           0.3%
Aspen Insurance Holdings, Ltd.                0.3%
Alexion Pharmaceuticals, Inc.                 0.3%
First Niagara Financial Group, Inc.           0.3%

     The following table compares the performance of the Fund with that of the Russell 2000 Index and the S&P SmallCap 600 Index for the periods ended December 31, 2008.

                       WILMINGTON SMALL-CAP STRATEGY FUND

                                                       Average Annual Total Returns
                                        ---------------------------------------------------------
                                          SIX                             SINCE          SINCE
                                        MONTHS    1 YEAR    5 YEARS   INCEPTION(1)   INCEPTION(2)
                                        ------    ------    -------   ------------   ------------
Small-Cap Strategy Fund
   -- Institutional Shares              (28.53)%  (36.00)%  (2.55)%       0.94%            NA
   -- A Shares (with sales charge)(3)   (31.21)%  (38.46)%     NA           NA         (12.07)%
   -- A Shares at NAV                   (28.71)%  (36.22)%     NA           NA         (11.03)%
Russell 2000 Index                      (26.94)%  (33.79)%  (0.93)%       3.25%          2.24%
S&P SmallCap 600 Index                  (25.81)%  (31.07)%   0.88%        4.65%          2.24%

----------
FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 1.67% (GROSS) & 0.26% (NET),
                        A SHARES - 1.92% (GROSS) & 0.51% (NET)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2008.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH DECEMBER 31, 2008.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT SUPPLEMENT DATED FEBRUARY 2, 2009 TO THE PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES REDUCED BY CONTRACTUAL FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

     The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned -39.40% for the six-month period ended December 31, 2008, compared to a return of -36.41% for the MSCI EAFE Index.

     The Fund began the six-month period ended December 31, 2008 with an asset allocation of 66% developed countries and 34% emerging countries. At the beginning of October, the allocation shifted to 72% developed countries and 28% emerging countries where it remained through the end of the period. This asset allocation decision was the main driver for the Fund's underperformance during the period as the MSCI EAFE Net Index returned -36.4% as opposed to the MSCI Emerging Markets Net Index which returned -47.1%.

     Within developed countries, the Fund had an allocation of 60% growth and 40% value throughout the period. This asset allocation decision detracted from the Fund's excess returns as the MSCI EAFE Value Net Index returned -35.2% compared with -37.6% for the MSCI EAFE Growth Net Index.

     The Fund employs six investment managers: Goldman Sachs Asset Management, L.P. ("GSAM"), Artio Global Management, LLC ("Artio"), Acadian Asset Management LLC ("Acadian"), Dimensional Fund Advisors LP ("DFA"), Parametric Portfolio Associates, Inc. ("Parametric"), and Principal Global Investors, LLC ("Principal"). Manager selection, overall, contributed positively to the Fund's returns.

     GSAM returned -34.4% and beat their MSCI EAFE Growth Net Index benchmark by 3.2% for the six-month period. The bulk of their positive excess returns came in the second half of the period driven by strong stock selection in Financials and Energy plus having underweight positions in both Rio Tinto and BHP Billiton.

     Artio returned -35.7% and exceeded their MSCI EAFE Net Index benchmark by 0.7%. During the first three months of the six-month period, they underperformed the benchmark due to weak stock selection in European and Russian utilities and overweight allocation to Energy names. During the latter half of the six-month period, their cash and cash equivalent positions had the largest positive impact on returns along with their avoidance of large European banks.

     DFA returned -35.2% and equaled the performance of their MSCI EAFE Value Net Index benchmark during the six-month period. The overweight allocation to high book/market value stocks and underweight allocation to low book/market growth stocks benefited the portfolio in the first half of the period as did good overall stock selection. The positive performance of those factors from the first half reversed in the second half of the period as they lagged on a relative basis.

     Acadian returned -39.6% and trailed their MSCI EAFE Net Index benchmark by 3.2% during the six-month period. Weak stock selection in Germany, Japan, and the U.K. was the primary source of underperformance in the first half of the period along with active risk exposures related to value and size. They observed that their portfolio was hurt by the continued deleveraging that started in 2007. They believe their portfolio experienced heightened selling pressure due to investor redemptions in hedge funds and other quantitative equity managers. Their portfolio performed in line with the benchmark in the second half of the period, as gains realized from stock selection were offset by value lost from country weighting.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     Parametric returned -44.0% and beat their MSCI Emerging Markets Net Index benchmark by 3.1% for the six-month period. Their underweight allocation to commodity-rich countries, Brazil and Russia, were the two most positive factors for excess returns as both countries significantly trailed the benchmark index. Brazil returned -61.0% and Russia returned -73.3% in the period.

     Principal returned -49.7% and trailed their MSCI Emerging Markets Net Index benchmark by 2.6% for the six-month period. Positive contribution from country and sector weighting was more than offset by weak stock selection. Attribution showed that in the first half of the period their stock selection in Materials and Consumer Staples accounted for the much of the underperformance, while in the second half, it was their stock selection in Consumer Discretionary and Industrials.

     The top ten holdings as of December 31, 2008, representing approximately 16.9% of total investments, were:

                                     PERCENT OF TOTAL
10 LARGEST HOLDINGS                     INVESTMENTS
-------------------                  ----------------
iShares MSCI EAFE
Index Fund                                 3.1%
Vanguard Europe Pacific ETF                2.9%
Novartis AG                                1.7%
Nestle SA                                  1.7%
Vanguard Emerging Markets Fund ETF         1.7%
Total SA                                   1.4%
Royal Dutch Shell PLC                      1.3%
Telefonica SA                              1.1%
Roche Holding AG - Genusschein             1.0%
BP PLC                                     1.0%

     The following performance table compares the performance of the Fund with that of the MSCI EAFE Index for the periods ended December 31, 2008.

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

                                                     Average Annual Total Returns
                                        -----------------------------------------------------
                                          SIX                                       SINCE
                                        MONTHS    1 YEAR    5 YEAR    10 YEAR    INCEPTION(1)
                                        ------    ------    -------   --------   ------------
International Fund
   -- Institutional Shares              (39.40)%  (46.16)%   1.63%      0.39%          NA
   -- A Shares (with sales charge)(2)   (41.61)%  (48.15)%     NA         NA        (9.06)%
   -- A Shares at NAV                   (39.48)%  (46.28)%     NA         NA        (7.99)%
MSCI EAFE Index                         (36.41)%  (43.38)%   1.66%      0.80%       (7.22)%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 1.18% (GROSS) 1.17% (NET),
                        A SHARES - 1.42% (GROSS & NET)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

INVESTING IN FOREIGN SECURITIES MAY INVOLVE CERTAIN ADDITIONAL RISK, INCLUDING, BUT NOT LIMITED TO, EXCHANGE RATE FLUCTUATIONS, LESS LIQUIDITY, GREATER VOLATILITY, LESS REGULATION AND MORE POLITICAL AND ECONOMIC INSTABILITY.

(1) THE SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT ARE MORE THAN TEN YEARS OLD. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH DECEMBER 31, 2008.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MULTI-MANAGER REAL ASSET FUND

     For the six-month period ended December 31, 2008, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Fund") returned -27.50% compared to a return of -24.66% for the blended benchmark. The blended benchmark is comprised of 50% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index, 30% FTSE NAREIT Equity Index, and 20% Dow Jones-AIG Commodity Index Total Return ("DJAIGCI"). During the six-month period, the Fund maintained its strategic neutral allocation of 50% inflation-linked bonds ("ILBs"), 30% real estate-related securities, and 20% commodities.

     TIPS, as measured by the Barclays Capital U.S. TIPS Index, lost -6.9% during the six-month period ended December 31, 2008. Inflation-Linked Bonds came under pressure amid a deepening global recession and easing fears of inflation. The portfolio of TIPS managed by Rodney Square Management Corporation returned -6.4% and beat their TIPS index by 50 basis points. Exposure to the global ILB market was initiated in July with the addition of a structured note linked to a global ILB index. Though only a small portion of the Fund, the global exposure added value as global (hedged) ILBs were only down less than half of what the domestic ILB market was during that period.

     Domestic real estate securities, as measured by the FTSE NAREIT Equity Index, lost -35.4% during the second half of 2008. Global real estate securities, as measured by the S&P/Citigroup World Property Index (hedged, USD), fared worse, falling -38.9%. ING Clarion Real Estate Securities, LP and EII Realty Securities, Inc. ("EII"), the Fund's two global real estate managers, both fared better than their global benchmark (as well as the domestic benchmark) during the six-month period, returning -34.9% and -32.4%, respectively. Both managers benefited from a focus on well-managed companies with conservative balance sheets in defensive property types. Additionally, regional allocation decisions (and an overweight to cash, in EII's case) added value. The allocation to AEW Management and Advisors, L.P., the Fund's domestic real estate manager, was reduced to zero in mid-December in order to more closely reflect the global nature of the strategy. For the five full months of the period that AEW managed assets of the Fund (July through November), they lagged their domestic benchmark by approximately 90 basis points.

     The PIMCO CommodityRealReturn Fund (the "PIMCO Fund") fared worse than the DJAIGCI during the six months ended December 31, 2008, losing -56.6% versus -49.4% for the index. The PIMCO Fund invests in derivative securities whose performance is linked to the DJAIGCI, while the collateral portion of the portfolio is actively managed by investing primarily in TIPS in an attempt to add incremental returns, along with additional inflation hedging. The PIMCO Fund's relative underperformance, therefore, can be attributed to the collateral portfolio trailing T-Bills, which is the implied cost-of-carry for the index.

     Also in the commodities space, an allocation to the Deutsche Bank Liquid Commodity Index-Optimum Yield ("DBLCI-OY") hurt the Fund's relative returns. Exposure to the DBLCI-OY is attained via investment in the PowerShares DB Commodity Index Tracking Fund and in structured notes linked to the index. During the six-month period, the DBLCI-OY trailed the DJAIGCI by 240 basis points (-51.8% versus -49.4%). While the dynamic method of rolling expiring futures contracts added value, it was overshadowed by the DBLCI-OY's relative overweight to crude oil and heating oil (which were both down approximately -70%) which caused the majority of the underperformance.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The top ten holdings as of December 31, 2008, representing approximately 47.1% of total investments, were:

                                                                             PERCENT OF TOTAL
10 LARGEST HOLDINGS                                                             INVESTMENTS
-------------------                                                          ----------------
PowerShares DB Commodity
   Index Tracking Fund                                                             9.0%
PIMCO Commodity
   RealReturn Strategy Fund - Institutional Shares                                 5.9%
Barclays Bank PLC, 1YR Note
   Linked to Global Inflation-Linked Bond Index,                                   5.0%
U.S. Treasury Inflation
   Indexed Notes, 3.875%, 04/15/29                                                 4.5%
U.S. Treasury Inflation
   Indexed Notes, 3.50%, 01/15/11                                                  4.3%
U.S. Treasury Inflation
   Indexed Notes, 3.625%, 04/15/28                                                 4.1%
U.S. Treasury Inflation
   Indexed Notes, 1.875%, 07/15/13                                                 3.7%
U.S. Treasury Inflation
   Indexed Notes, 2.00%, 07/15/14                                                  3.7%
U.S. Treasury Inflation
   Indexed Notes, 1.875%, 07/15/15                                                 3.5%
U.S. Treasury Inflation
   Indexed Notes, 2.00%, 01/15/26                                                  3.4%

     The following table compares the performance of the Fund with that of the Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index, the NAREIT Equity Index, the DJ-AIG Commodity Total Return Index and the Fund's blended benchmark for the periods ended December 31, 2008.

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND

                                                       Average Annual Total Returns
                                        ---------------------------------------------------------
                                          SIX                             SINCE          SINCE
                                        MONTHS    1 YEAR    5 YEARS   INCEPTION(1)   INCEPTION(2)
                                        ------    ------    -------   ------------   ------------
Real Asset Fund
   -- Institutional Shares              (27.50)%  (17.93)%   8.25%        9.90%           NA
   -- A Shares (with sales charge)(3)   (30.11)%  (21.00)%     NA           NA          (0.48)%
   -- A Shares at NAV                   (27.59)%  (18.12)%     NA           NA           0.70%
Blended Index: TIPS/NAREIT/DJ-AIG(4)    (24.66)%  (19.44)%   3.27%        4.84%         (2.49)%
Barclays Capital US TIPS Index           (6.90)%   (2.35)%   4.07%        4.06%          3.05%
NAREIT Equity Index                     (35.41)%  (37.73)%  (0.91)%       4.29%        (10.82)%
DJ-AIG Commodity Index TR               (49.42)%  (35.65)%   0.22%        3.17%         (8.60)%

----------
FUND EXPENSE RATIOS(5): INSTITUTIONAL SHARES - 0.75% (GROSS & NET),
                        A SHARES - 1.09% (GROSS) & 1.00% (NET)

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2008.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH DECEMBER 31, 2008. THE SINCE INCEPTION RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2008.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE BLENDED INDEX IS COMPROMISED OF A 50% WEIGHTING OF THE BARCLAYS CAPITAL US TIPS INDEX, A 30% WEIGHTING OF THE FTSE NAREIT EQUITY INDEX AND A 20% WEIGHTING OF THE DOW JONES-AIG COMMODITY INDEX TOTAL RETURN.

(5) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     We invite your comments and questions and thank you for your investment in the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley
                                        John J. Kelley
                                        President

January 23, 2009

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.
SEE FINANCIAL HIGHLIGHTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

- ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

- HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2008 TO DECEMBER 31, 2008

EXPENSE TABLES

                                            BEGINNING     ENDING                 EXPENSES
                                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                              VALUE       VALUE      EXPENSE      DURING
                                             7/01/08     12/31/08      RATIO      PERIOD*
                                            ---------   ---------   ----------   --------
MULTI-MANAGER LARGE-CAP FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $  687.60      1.00%       $4.25
Hypothetical 5% Return Before Expenses ..    1,000.00    1,020.11      1.00%        5.10
MULTI-MANAGER LARGE-CAP FUND
   -- A SHARES
Actual Fund Return ......................   $1,000.00   $  686.70      1.25%       $5.31
Hypothetical 5% Return Before Expenses ..    1,000.00    1,018.83      1.25%        6.38

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED

                                            BEGINNING     ENDING                 EXPENSES
                                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                              VALUE       VALUE      EXPENSE      DURING
                                             7/01/08     12/31/08      RATIO      PERIOD*
                                            ---------   ---------   ----------   --------
SMALL-CAP STRATEGY FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $  714.70      1.25%       $5.40
Hypothetical 5% Return Before Expenses ..    1,000.00    1,018.83      1.25%        6.38
SMALL-CAP STRATEGY FUND
   -- A SHARES
Actual Fund Return ......................   $1,000.00   $  712.90      1.50%       $6.48
Hypothetical 5% Return Before Expenses ..    1,000.00    1,017.55      1.50%        7.66
MULTI-MANAGER INTERNATIONAL FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $  606.00      1.28%       $5.18
Hypothetical 5% Return Before Expenses ..    1,000.00    1,018.68      1.28%        6.53
MULTI-MANAGER INTERNATIONAL FUND
   -- A SHARES
Actual Fund Return ......................   $1,000.00   $  605.20      1.53%       $6.19
Hypothetical 5% Return Before Expenses ..    1,000.00    1,017.35      1.53%        7.81
MULTI-MANAGER REAL ASSET FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $  725.00      0.71%       $3.09
Hypothetical 5% Return Before Expenses ..    1,000.00    1,021.59      0.71%        3.62
MULTI-MANAGER REAL ASSET FUND
   -- A SHARES
Actual Fund Return ......................   $1,000.00   $  724.10      0.96%       $4.17
Hypothetical 5% Return Before Expenses ..    1,000.00    1,020.21      0.96%        4.90

Effective December 31, 2008, RSMC contractually agreed to waive, at least through October 31, 2009, its investment advisory fee or reimburse for other expenses to the extent that the Small-Cap Strategy Fund's "Total Annual Fund Operating Expenses", excluding class-specific expenses, exceed 0.25%. Had this change in expense limitation been in place July 1, 2008, the Fund's expense example would have been as follows:

                                            BEGINNING     ENDING                 EXPENSES
                                             ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                              VALUE       VALUE      EXPENSE      DURING
                                             7/01/08     12/31/08      RATIO      PERIOD*
                                            ---------   ---------   ----------   --------
SMALL-CAP STRATEGY FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ......................   $1,000.00   $  714.70      0.25%       $1.08
Hypothetical 5% Return ..................    1,000.00    1,023.95      0.25%        1.28
SMALL-CAP STRATEGY FUND
   -- A SHARES
Actual Fund Return ......................   $1,000.00   $  712.90      0.50%       $2.16
Hypothetical 5% Return ..................    1,000.00    1,022.68      0.50%        2.55

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2008

The following tables present a summary of the portfolio holdings of each of the Wilmington Multi-Manager Funds and the Small-Cap Strategy Fund as a percentage of its total investments.

MULTI-MANAGER LARGE-CAP FUND
   Common Stocks
      Information Technology........   15.4%
      Consumer Staples..............   15.2%
      Health Care...................   13.9%
      Financials....................   11.8%
      Energy........................   11.6%
      Industrials...................    9.4%
      Consumer Discretionary........    8.7%
      Telecommunication Services....    3.0%
      Utilities.....................    2.6%
      Materials.....................    2.1%
   Exchange-Traded Funds............    3.2%
   Short-Term Investments...........    3.1%
   Rights...........................    0.0%
                                      -----
                                      100.0%
                                      =====
SMALL-CAP STRATEGY FUND
   Common Stocks
      Financials....................   24.7%
      Industrials...................   16.0%
      Information Technology........   14.3%
      Health Care...................   13.0%
      Consumer Discretionary........   10.3%
      Utilities.....................    4.7%
      Energy........................    3.9%
      Consumer Staples..............    3.8%
      Materials.....................    3.7%
      Telecommunication Services....    1.0%
   Exchange-Traded Funds............    2.4%
   Short-Term Investments...........    2.2%
                                      -----
                                      100.0%
                                      =====
MULTI-MANAGER INTERNATIONAL FUND
   Common Stocks
      Financials....................   13.9%
      Consumer Staples..............    9.8%
      Industrials...................    9.8%
      Telecommunication Services....    8.3%
      Energy........................    8.4%
      Health Care...................    8.4%
      Materials.....................    7.5%
      Consumer Discretionary........    7.6%
      Utilities.....................    6.2%
      Information Technology........    5.9%
      Consumer - Non-cyclical.......    1.0%
   Exchange-Traded Funds............    8.0%
   Short-Term Investments...........    3.0%
   Preferred Stock..................    1.2%
   Call Warrants....................    1.0%
   Rights...........................    0.0%
   Certificates.....................    0.0%
                                      -----
                                      100.0%
                                      =====
COUNTRY
   Japan............................   16.2%
   United Kingdom...................   10.7%
   Switzerland......................    6.7%
   France...........................    6.6%
   Germany..........................    6.2%
   Netherlands......................    3.7%
   Spain............................    3.3%
   Hong Kong........................    2.7%
   Australia........................    2.6%
   South Korea......................    2.5%
   Taiwan...........................    2.0%
   Brazil...........................    1.9%
   South Africa.....................    1.5%
   China............................    1.5%
   India............................    1.5%
   Mexico...........................    1.4%
   Canada...........................    1.3%
   Italy............................    1.1%
   Sweden...........................    1.1%
   Czech Republic...................    1.1%
   Russia...........................    1.0%
   All Other Countries Less
      Than 1%.......................   12.4%
   Exchange-Traded Funds............    8.0%
   Short-Term Investments...........    3.0%
                                      -----
                                        100%
                                      =====

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED

MULTI-MANAGER REAL ASSET FUND
Inflation Protected Securities
   U.S. Treasury Obligations........   40.1%
   Exchange-Traded Funds............    2.3%
   Structured Note..................    5.0%
Real Estate Related Securities
   REITs
      Retail........................    8.7%
      Specialized...................    3.9%
      Office........................    2.8%
      Residential...................    2.0%
      Diversified...................    2.5%
      Industrial....................    0.9%
   Common Stock.....................   10.4%
Commodity Related Securities
   Structured Note..................    0.9%
   Exchange-Traded Funds............   10.7%
   Investment Companies.............    5.9%
Short-Term Investments..............    3.9%
                                      -----
                                      100.0%
                                      =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)
     (Showing Percentage of Net Assets)

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
COMMON STOCK -- 94.0%
   CONSUMER DISCRETIONARY -- 8.8%
      AUTO COMPONENTS -- 0.5%
         Autoliv, Inc.......................................         740   $      15,880
         BorgWarner, Inc....................................         830          18,069
         Gentex Corp........................................       1,750          15,452
         Johnson Controls, Inc..............................      43,630         792,321
         The Goodyear Tire & Rubber Co.*....................       6,815          40,686
                                                                           -------------
                                                                                 882,408
                                                                           -------------
      AUTOMOBILES -- 0.0%
         Ford Motor Co.*....................................       5,400          12,366
         General Motors Corp................................       1,800           5,760
         Harley-Davidson, Inc...............................       1,940          32,922
                                                                           -------------
                                                                                  51,048
                                                                           -------------
      DISTRIBUTORS -- 0.0%
         Genuine Parts Co...................................       1,553          58,797
         LKQ Corp.*.........................................         100           1,166
                                                                           -------------
                                                                                  59,963
                                                                           -------------
      DIVERSIFIED CONSUMER SERVICES -- 0.3%
         Apollo Group, Inc. - Class A*......................       2,652         203,196
         Career Education Corp.*............................         545           9,777
         DeVry, Inc.........................................         100           5,741
         H&R Block, Inc.....................................      11,890         270,141
         ITT Educational Services, Inc.*....................         200          18,996
         Service Corp. International........................       3,040          15,109
         Weight Watchers International, Inc.................         420          12,356
                                                                           -------------
                                                                                 535,316
                                                                           -------------
      HOTELS, RESTAURANTS & LEISURE -- 2.3%
         Boyd Gaming Corp...................................       1,930           9,129
         Brinker International, Inc.........................         860           9,064
         Burger King Holdings, Inc..........................         200           4,776
         Carnival Corp......................................       4,490         109,197
         Chipotle Mexican Grill, Inc. - Class A*............         200          12,396
         Choice Hotels International, Inc...................         300           9,018
         Darden Restaurants, Inc............................         870          24,517

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
         International Game Technology......................       2,540   $      30,200
         Las Vegas Sands Corp.* ............................       1,400           8,302
         Marriott International, Inc. - Class A.............       1,900          36,955
         McDonald's Corp....................................      46,699       2,904,211
         MGM MIRAGE*........................................         770          10,595
         Panera Bread Co.*..................................         924          48,270
         Penn National Gaming, Inc.*........................         710          15,180
         Royal Caribbean Cruises, Ltd.......................       1,580          21,725
         Starbucks Corp.*...................................       2,970          28,096
         Starwood Hotels & Resorts Worldwide, Inc...........       1,510          27,029
         Tim Hortons, Inc...................................         720          20,765
         Wyndham Worldwide Corp.............................      14,700          96,285
         Wynn Resorts, Ltd.*................................         860          36,343
         Yum! Brands, Inc...................................       5,456         171,864
                                                                           -------------
                                                                               3,633,917
                                                                           -------------
      HOUSEHOLD DURABLES -- 0.3%
         Black & Decker Corp................................         530          22,159
         Centex Corp........................................       1,320          14,045
         D.R. Horton, Inc...................................       2,240          15,837
         Fortune Brands, Inc................................         970          40,042
         Garmin, Ltd........................................       1,530          29,330
         Harman International Industries, Inc...............         570           9,536
         Jarden Corp.*......................................         830           9,545
         KB Home Co.........................................       1,360          18,523
         Leggett & Platt, Inc...............................       1,460          22,177
         Lennar Corp. - Class A ............................       2,330          20,201
         M.D.C. Holdings, Inc...............................         290           8,787
         Mohawk Industries, Inc.*...........................         410          17,618
         Newell Rubbermaid, Inc.............................       2,300          22,494
         NVR, Inc.*.........................................          30          13,688
         Pulte Homes, Inc...................................       1,320          14,428
         Snap-on, Inc.......................................       2,367          93,212
         The Stanley Works..................................         630          21,483
         Toll Brothers, Inc.*...............................         620          13,287
         Whirlpool Corp.....................................         530          21,915
                                                                           -------------
                                                                                 428,307
                                                                           -------------
      INTERNET & CATALOG RETAIL -- 0.1%
         Amazon.com, Inc.*..................................       1,020          52,305


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
      INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INTERNET & CATALOG RETAIL -- (CONTINUED)
         Expedia, Inc.*.....................................       2,350   $      19,364
         Liberty Media Corp. - Interactive - Class A*.......       2,200           6,864
         Priceline.com, Inc.*...............................       1,118          82,341
                                                                           -------------
                                                                                 160,874
                                                                           -------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.1%
         Eastman Kodak Co...................................       2,880          18,951
         Hasbro, Inc........................................       2,454          71,583
         Mattel, Inc........................................       2,660          42,560
                                                                           -------------
                                                                                 133,094
                                                                           -------------
      MEDIA -- 2.0%
         Ascent Media Corp. - Class A*......................           2              44
         Cablevision Systems New York Group - Class A.......      12,900         217,236
         CBS Corp. - Class B................................      11,023          90,278
         Citadel Broadcasting Corp.*........................           1              --
         Comcast Corp. - Class A............................      33,450         564,636
         Comcast Corp. - Special Class A....................      32,800         529,720
         Discovery Communications, Inc. - Class A*..........          25             354
         Discovery Communications, Inc. - Class C*..........         785          10,511
         DISH Network Corp.*................................       2,090          23,178
         DreamWorks Animation SKG, Inc. - Class A* .........       1,723          43,523
         E.W. Scripps Co. - Class A.........................       4,184           9,247
         Gannett Co., Inc...................................       5,040          40,320
         John Wiley & Sons, Inc. - Class A..................         200           7,116
         Liberty Global, Inc. - Class A*....................       1,150          18,308
         Liberty Media Corp. - Entertainment Class A*.......       1,200          20,976
         Marvel Entertainment, Inc.*........................       2,437          74,938
         Meredith Corp......................................         530           9,074
         News Corp. - Class A...............................      14,340         130,351
         Omnicom Group, Inc.................................       2,000          53,840
         Regal Entertainment Group - Class A................       1,150          11,741

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      MEDIA -- (CONTINUED)
         Scripps Networks Interactive, Inc..................         200   $       4,400
         The DIRECTV Group, Inc.*...........................       1,850          42,383
         The Interpublic Group of Cos., Inc.*...............      26,084         103,293
         The McGraw-Hill Cos., Inc..........................       3,148          73,002
         The New York Times Co. - Class A...................       1,330           9,749
         The Walt Disney Co.................................      21,010         476,717
         The Washington Post Co. - Class B..................          20           7,805
         Time Warner Cable, Inc. - Class A*.................         890          19,090
         Time Warner, Inc...................................      52,420         527,345
         Viacom, Inc. - Class B* ...........................       1,910          36,405
         Virgin Media, Inc..................................       1,400           6,986
                                                                           -------------
                                                                               3,162,566
                                                                           -------------
      MULTILINE RETAIL -- 0.4%
         Big Lots, Inc.*....................................         224           3,246
         Dollar Tree Stores, Inc.* .........................         271          11,328
         Family Dollar Stores, Inc..........................         686          17,884
         J.C. Penney Co., Inc...............................      12,480         245,856
         Kohl's Corp.*......................................       1,210          43,802
         Macy's, Inc........................................       8,455          87,509
         Nordstrom, Inc.....................................       1,410          18,767
         Sears Holdings Corp.*..............................         590          22,933
         Target Corp........................................       3,120         107,734
                                                                           -------------
                                                                                 559,059
                                                                           -------------
      SPECIALTY RETAIL -- 1.6%
         Abercrombie & Fitch Co. - Class A..................         520          11,996
         Advance Auto Parts, Inc............................         480          16,152
         American Eagle Outfitters, Inc.....................       1,040           9,734
         AutoNation, Inc.*..................................       1,090          10,769
         AutoZone, Inc.*....................................       3,092         431,241
         Bed Bath & Beyond, Inc.*...........................       1,130          28,725
         Best Buy Co., Inc..................................       2,260          63,529
         CarMax, Inc.*......................................         100             788
         Foot Locker, Inc...................................       2,080          15,267
         GameStop Corp. - Class A*..........................         500          10,830

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      SPECIALTY RETAIL -- (CONTINUED)
         Guess?, Inc. ......................................       2,427   $      37,254
         Limited Brands, Inc. ..............................       1,940          19,478
         Lowe's Cos., Inc. .................................      35,780         769,986
         O'Reilly Automotive, Inc.* ........................         310           9,529
         OfficeMax, Inc. ...................................       1,220           9,321
         Penske Auto Group, Inc. ...........................       1,200           9,216
         PetSmart, Inc. ....................................         300           5,535
         RadioShack Corp. ..................................       1,250          14,925
         Ross Stores, Inc. .................................         610          18,135
         Staples, Inc. .....................................       3,530          63,258
         The Gap, Inc. .....................................      21,689         290,416
         The Home Depot, Inc. ..............................      20,830         479,507
         The Sherwin-Williams Co. ..........................         930          55,568
         The TJX Cos., Inc. ................................       9,257         190,416
         Tiffany & Co. .....................................         670          15,832
         Urban Outfitters, Inc.* ...........................       2,280          34,154
                                                                           -------------
                                                                               2,621,561
                                                                           -------------
      TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
         Coach, Inc.* ......................................       4,628          96,124
         Hanesbrands, Inc.* ................................         400           5,100
         Jones Apparel Group, Inc. .........................       8,992          52,693
         NIKE, Inc. - Class B ..............................      30,700       1,565,700
         Polo Ralph Lauren Corp. ...........................       4,510         204,799
         V.F. Corp. ........................................         660          36,148
                                                                           -------------
                                                                               1,960,564
                                                                           -------------
      TOTAL CONSUMER DISCRETIONARY .........................                  14,188,677
                                                                           -------------
   CONSUMER STAPLES -- 15.2%
      BEVERAGES -- 3.5%
         Brown-Forman Corp. - Class B ......................       2,838         146,129
         Coca-Cola Enterprises, Inc. .......................       2,510          30,195
         Constellation Brands, Inc. Class A* ...............         960          15,139
         Dr Pepper Snapple Group, Inc.* ....................         600           9,750
         Hansen Natural Corp.* .............................       1,284          43,052
         Molson Coors Brewing Co. - Class B ................         740          36,201
         Pepsi Bottling Group, Inc. ........................       1,270          28,588
         PepsiAmericas, Inc. ...............................       4,133          84,148

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      BEVERAGES -- (CONTINUED)
         PepsiCo, Inc. .....................................      42,044   $   2,302,750
         The Coca-Cola Co. .................................      63,771       2,886,913
                                                                           -------------
                                                                               5,582,865
                                                                           -------------
      FOOD & STAPLES RETAILING -- 4.9%
         BJ's Wholesale Club, Inc.* ........................         120           4,111
         Costco Wholesale Corp. ............................      29,010       1,523,025
         CVS Caremark Corp. ................................      74,430       2,139,119
         Safeway, Inc. .....................................       2,260          53,720
         SUPERVALU, Inc. ...................................       1,810          26,426
         SYSCO Corp. .......................................       3,270          75,014
         The Kroger Co. ....................................      16,316         430,906
         Wal-Mart Stores, Inc. .............................      61,653       3,456,267
         Walgreen Co. ......................................       9,130         225,237
         Whole Foods Market, Inc. ..........................       1,630          15,387
                                                                           -------------
                                                                               7,949,212
                                                                           -------------
      FOOD PRODUCTS -- 1.5%
         Archer-Daniels-Midland Co. ........................      11,720         337,888
         Bunge, Ltd. .......................................       4,560         236,071
         Campbell Soup Co. .................................       1,561          46,846
         ConAgra Foods, Inc. ...............................       2,670          44,055
         Corn Products International, Inc. .................       2,629          75,847
         Dean Foods Co.* ...................................      19,425         349,067
         Del Monte Foods Co. ...............................       2,080          14,851
         General Mills, Inc. ...............................       3,152         191,484
         H.J. Heinz Co. ....................................       1,950          73,320
         Hormel Foods Corp. ................................         490          15,229
         Kellogg Co. .......................................       1,750          76,738
         Kraft Foods, Inc. - Class A .......................      24,977         670,632
         McCormick & Co., Inc. .............................         480          15,293
         Sara Lee Corp. ....................................       5,791          56,694
         Smithfield Foods, Inc.* ...........................         730          10,271
         The Hershey Co. ...................................       2,765          96,056
         The J.M. Smucker Co. ..............................       2,828         122,622
         Tyson Foods, Inc. - Class A .......................       2,040          17,870
                                                                           -------------
                                                                               2,450,834
                                                                           -------------
      HOUSEHOLD PRODUCTS -- 4.2%
         Church & Dwight Co., Inc. .........................       5,146         288,793
         Colgate-Palmolive Co. .............................      23,558       1,614,665

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HOUSEHOLD PRODUCTS -- (CONTINUED)
         Energizer Holdings, Inc.* .........................         836   $      45,261
         Kimberly-Clark Corp. ..............................       4,490         236,803
         Procter & Gamble Co. ..............................      73,654       4,553,290
         The Clorox Co. ....................................         778          43,226
                                                                           -------------
                                                                               6,782,038
                                                                           -------------
      PERSONAL PRODUCTS -- 0.1%
         Alberto-Culver Co. ................................         200           4,902
         Avon Products, Inc. ...............................       4,979         119,645
         Estee Lauder Cos., Inc. - Class A .................         640          19,815
         Herbalife, Ltd. ...................................       2,137          46,330
                                                                           -------------
                                                                                 190,692
                                                                           -------------
      TOBACCO -- 1.0%
         Altria Group, Inc. ................................      41,120         619,267
         Lorillard, Inc. ...................................       1,320          74,382
         Philip Morris International, Inc. .................      17,980         782,310
         Reynolds American, Inc. ...........................       4,013         161,764
         UST, Inc. .........................................         320          22,202
                                                                           -------------
                                                                               1,659,925
                                                                           -------------
      TOTAL CONSUMER STAPLES ...............................                  24,615,566
                                                                           -------------
   ENERGY -- 11.6%
      ENERGY EQUIPMENT & SERVICES -- 2.9%
         Baker Hughes, Inc. ................................       7,000         224,490
         BJ Services Co. ...................................       1,820          21,239
         Cameron International Corp.* ......................      42,370         868,585
         Diamond Offshore Drilling, Inc. ...................       2,850         167,979
         Dresser-Rand Group, Inc.* .........................         100           1,725
         ENSCO International, Inc. .........................         540          15,331
         Exterran Holdings, Inc.* ..........................         100           2,130
         FMC Technologies, Inc.* ...........................         970          23,115
         Global Industries, Ltd.* ..........................          10              35
         Halliburton Co. ...................................      50,730         922,271
         Helmerich & Payne, Inc. ...........................         180           4,095
         IHS, Inc. - Class A* ..............................         100           3,742
         Nabors Industries, Ltd.* ..........................         800           9,576
         National Oilwell Varco, Inc.* .....................       1,640          40,082
         Noble Corp. .......................................       9,410         207,621

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
         Oil States International, Inc.* ...................       5,100   $      95,319
         Patterson-UTI Energy, Inc. ........................       1,420          16,344
         Pride International, Inc.* ........................         500           7,990
         Rowan Cos., Inc. ..................................         500           7,950
         Schlumberger, Ltd. ................................      42,644       1,805,120
         SEACOR Holdings, Inc.* ............................       1,727         115,105
         Smith International, Inc. .........................         990          22,661
         Superior Energy Services, Inc.* ...................         400           6,372
         Tidewater, Inc. ...................................         832          33,505
         Weatherford International, Ltd.* ..................       1,700          18,394
                                                                           -------------
                                                                               4,640,776
                                                                           -------------
      OIL, GAS & CONSUMABLE FUELS -- 8.7%
         Alpha Natural Resources, Inc.* ....................       1,581          25,596
         Anadarko Petroleum Corp. ..........................       9,370         361,214
         Apache Corp. ......................................       4,290         319,734
         Arch Coal, Inc. ...................................         900          14,661
         Cabot Oil & Gas Corp. .............................         270           7,020
         Chesapeake Energy Corp. ...........................       2,190          35,412
         Chevron Corp. .....................................      31,050       2,296,769
         Cimarex Energy Co. ................................         200           5,356
         ConocoPhillips ....................................      27,170       1,407,406
         CONSOL Energy, Inc. ...............................       1,810          51,730
         Continental Resources, Inc.* ......................          10             207
         Denbury Resources, Inc.* ..........................         800           8,736
         Devon Energy Corp. ................................      24,890       1,635,522
         El Paso Corp. .....................................      45,970         359,945
         Encore Acquisition Co.* ...........................       1,494          38,127
         EOG Resources, Inc. ...............................       2,290         152,468
         Exxon Mobil Corp. .................................      56,510       4,511,193
         Forest Oil Corp.* .................................         100           1,649
         Frontier Oil Corp. ................................       1,280          16,166
         Frontline, Ltd. ...................................       1,750          51,818
         Hess Corp. ........................................         940          50,422
         Marathon Oil Corp. ................................       4,810         131,602
         McMoRan Exploration Co.* ..........................       4,954          48,549
         Murphy Oil Corp. ..................................       6,757         299,673
         Newfield Exploration Co.* .........................         500           9,875
         Noble Energy, Inc. ................................       1,367          67,284

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Occidental Petroleum Corp. ........................      26,580   $   1,594,534
         Overseas Shipholding Group, Inc. ..................         290          12,212
         Patriot Coal Corp.* ...............................          36             225
         Peabody Energy Corp. ..............................       1,220          27,755
         Petrohawk Energy Corp.* ...........................         800          12,504
         Pioneer Natural Resources Co. .....................         500           8,090
         Plains Exploration & Production Co.* ..............       2,403          55,846
         Range Resources Corp. .............................         370          12,724
         Southern Union Co. ................................       1,080          14,083
         Southwestern Energy Co.* ..........................       3,017          87,403
         Spectra Energy Corp. ..............................       3,570          56,192
         St. Mary Land & Exploration Co. ...................         300           6,093
         Sunoco, Inc. ......................................       1,240          53,890
         Teekay Corp. ......................................         640          12,576
         Tesoro Corp. ......................................       2,130          28,052
         Valero Energy Corp. ...............................       5,630         121,833
         W&T Offshore, Inc. ................................       2,539          36,358
         Walter Industries, Inc. ...........................         928          16,249
         Whiting Petroleum Corp.* ..........................         200           6,692
         Williams Cos., Inc. ...............................       2,490          36,055
         XTO Energy, Inc. ..................................       2,000          70,540
                                                                           -------------
                                                                              14,178,040
                                                                           -------------
         TOTAL ENERGY ......................................                  18,818,816
                                                                           -------------
   FINANCIALS -- 11.9%
      CAPITAL MARKETS -- 2.5%
         Affiliated Managers Group, Inc.* ..................         550          23,056
         Ameriprise Financial, Inc. ........................       1,490          34,806
         BlackRock, Inc. ...................................         320          42,928
         Eaton Vance Corp. .................................         550          11,556
         Federated Investors, Inc. .........................         700          11,872
         Franklin Resources, Inc. ..........................       1,640         104,599
         Goldman Sachs Group, Inc. .........................       2,030         171,312
         Invesco, Ltd. .....................................       4,450          64,258
         Janus Capital Group, Inc. .........................       2,020          16,221
         Jefferies Group, Inc. .............................       1,070          15,044
         Lazard, Ltd. - Class A ............................         530          15,762

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CAPITAL MARKETS -- (CONTINUED)
         Legg Mason, Inc. ..................................       1,350   $      29,578
         Merrill Lynch & Co., Inc. .........................       3,600          41,904
         MF Global, Ltd.* ..................................       3,348           6,830
         Morgan Stanley ....................................      25,500         409,020
         Northern Trust Corp. ..............................       4,120         214,817
         optionsXpress Holdings, Inc. ......................       2,392          31,957
         Raymond James Financial, Inc. .....................       4,292          73,522
         SEI Investments Co. ...............................       1,020          16,024
         State Street Corp. ................................       7,820         307,561
         T. Rowe Price Group, Inc. .........................       1,745          61,843
         TD Ameritrade Holding Corp.* ......................       8,017         114,242
         The Bank of New York Mellon Corp. .................      23,300         660,089
         The Charles Schwab Corp. ..........................      97,840       1,582,073
         Waddell & Reed Financial, Inc. - Class A ..........       1,040          16,078
                                                                           -------------
                                                                               4,076,952
                                                                           -------------
      COMMERCIAL BANKS -- 2.3%
         Associated Banc-Corp ..............................       1,155          24,174
         BancorpSouth, Inc. ................................         620          14,483
         Bank of Hawaii Corp. ..............................       7,610         343,744
         BB&T Corp. ........................................       6,690         183,707
         BOK Financial Corp. ...............................         220           8,888
         City National Corp. ...............................         330          16,071
         Comerica, Inc. ....................................       1,230          24,416
         Commerce Bancshares, Inc. .........................         133           5,845
         Cullen/Frost Bankers, Inc. ........................         230          11,656
         Fifth Third Bancorp ...............................       5,000          41,300
         First Horizon National Corp. ......................       2,506          26,487
         Fulton Financial Corp. ............................       1,780          17,124
         Huntington Bancshares, Inc. .......................       3,291          25,209
         KeyCorp ...........................................       4,830          41,152
         M&T Bank Corp. ....................................         720          41,335
         Marshall & Ilsley Corp. ...........................       2,410          32,872
         PNC Financial Services Group, Inc. ................       7,090         347,410
         Popular, Inc. .....................................       2,380          12,281

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      COMMERCIAL BANKS -- (CONTINUED)
         Regions Financial Corp. ...........................       5,256   $      41,838
         SunTrust Banks, Inc. ..............................       3,160          93,346
         SVB Financial Group* ..............................         746          19,568
         Synovus Financial Corp. ...........................       2,290          19,007
         TCF Financial Corp. ...............................       1,110          15,163
         U.S. Bancorp ......................................      11,940         298,619
         Valley National Bancorp ...........................         980          19,845
         Wachovia Corp. ....................................       5,100          28,254
         Webster Financial Corp. ...........................         700           9,646
         Wells Fargo & Co. .................................      63,090       1,859,893
         Whitney Holdings Corp. ............................         580           9,274
         Zions Bancorp .....................................         960          23,530
                                                                           -------------
                                                                               3,656,137
                                                                           -------------
      CONSUMER FINANCE -- 0.6%
         American Express Co. ..............................      30,520         566,146
         AmeriCredit Corp.* ................................       3,730          28,497
         Capital One Financial Corp. .......................       5,040         160,726
         Discover Financial Services .......................      12,255         116,790
         SLM Corp.* ........................................       2,220          19,758
         The Student Loan Corp. ............................         240           9,840
                                                                           -------------
                                                                                 901,757
                                                                           -------------
      DIVERSIFIED FINANCIAL SERVICES -- 1.9%
         Bank of America Corp. .............................      74,160       1,044,173
         CIT Group, Inc. ...................................       1,500           6,810
         Citigroup, Inc. ...................................      13,100          87,901
         CME Group, Inc. ...................................         610         126,947
         IntercontinentalExchange, Inc.* ...................         330          27,205
         JPMorgan Chase & Co. ..............................      53,090       1,673,928
         Leucadia National Corp.* ..........................       1,040          20,592
         Moody's Corp. .....................................       1,500          30,135
         NYSE Euronext, Inc. ...............................       2,670          73,104
         The NASDAQ OMX Group, Inc.* .......................         560          13,838
                                                                           -------------
                                                                               3,104,633
                                                                           -------------
      INSURANCE -- 3.3%
         ACE, Ltd. .........................................       6,000         317,520
         Aflac, Inc. .......................................       5,970         273,665
         Alleghany Corp.* ..................................          40          11,280
         Allied World Assurance Holdings, Ltd. .............         510          20,706

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INSURANCE -- (CONTINUED)
         American Financial Group, Inc. ....................       4,222   $      96,599
         American National Insurance Co. ...................         240          17,695
         AON Corp. .........................................       7,302         333,555
         Arch Capital Group, Ltd.* .........................       1,577         110,548
         Arthur J. Gallagher & Co. .........................         220           5,700
         Assurant, Inc. ....................................       3,360         100,800
         AXIS Capital Holdings, Ltd. .......................       1,880          54,746
         Brown & Brown, Inc. ...............................         210           4,389
         Chubb Corp. .......................................      10,100         515,100
         Cincinnati Financial Corp. ........................       7,476         217,327
         CNA Financial Corp. ...............................       2,530          41,593
         Conseco, Inc.* ....................................      10,950          56,721
         Endurance Specialty Holdings, Ltd. ................       1,100          33,583
         Erie Indemnity Co. - Class A ......................         480          18,062
         Everest Re Group, Ltd. ............................         600          45,684
         Fidelity National Financial, Inc. - Class A .......       1,940          34,435
         First American Corp. ..............................         830          23,979
         Genworth Financial, Inc. - Class A ................       2,100           5,943
         Hartford Financial Services Group, Inc. ...........       4,980          81,772
         HCC Insurance Holdings, Inc. ......................       1,020          27,285
         Lincoln National Corp. ............................       2,440          45,970
         Loews Corp. .......................................      10,060         284,195
         Markel Corp.* .....................................          50          14,950
         Marsh & McLennan Cos., Inc. .......................       2,250          54,608
         MBIA, Inc.* .......................................       2,670          10,867
         Mercury General Corp. .............................         540          24,835
         MetLife, Inc. .....................................      23,571         821,685
         Old Republic International Corp. ..................       3,520          41,959
         OneBeacon Insurance Group, Ltd. ...................       1,100          11,484
         PartnerRe, Ltd. ...................................         680          48,464
         Principal Financial Group, Inc. ...................       2,490          56,199
         Protective Life Corp. .............................       2,900          41,615

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INSURANCE -- (CONTINUED)
         Prudential Financial, Inc. ........................       5,880   $     177,929
         Reinsurance Group of America, Inc. ................         100           4,282
         RenaissanceRe Holdings, Ltd. ......................         590          30,420
         StanCorp Financial Group, Inc. ....................         390          16,290
         The Allstate Corp. ................................       6,270         205,405
         The Hanover Insurance Group, Inc. .................         300          12,891
         The Progressive Corp.* ............................       5,310          78,641
         The Travelers Cos., Inc. ..........................       7,420         335,384
         Torchmark Corp. ...................................       3,560         159,132
         TransAtlantic Holdings, Inc. ......................         590          23,635
         Unitrin, Inc. .....................................         830          13,230
         Unum Group ........................................      14,465         269,049
         W.R. Berkley Corp. ................................       2,390          74,090
         White Mountains Insurance Group, Ltd. .............          30           8,013
         XL Capital, Ltd. - Class A ........................       1,700           6,290
                                                                           -------------
                                                                               5,320,199
                                                                           -------------
      REAL ESTATE INVESTMENT TRUSTS -- 1.0%
         Alexandria Real Estate Equities, Inc. .............         250          15,085
         AMB Property Corp. ................................         610          14,286
         Annaly Mortgage Management, Inc. ..................      12,747         202,295
         Apartment Investment & Management Co. - Class A ...       6,669          77,024
         AvalonBay Communities, Inc. .......................         440          26,655
         Boston Properties, Inc. ...........................         720          39,600
         Brandywine Realty Trust ...........................       1,240           9,560
         BRE Properties, Inc. ..............................         490          13,710
         Camden Property Trust .............................         430          13,476
         CapitalSource, Inc. ...............................       1,200           5,544
         CBL & Associates Properties, Inc. .................       4,974          32,331
         Digital Realty Trust, Inc. ........................         380          12,483
         Douglas Emmett, Inc. ..............................       1,060          13,844
         Duke Realty Corp. .................................       1,130          12,385
         Equity Residential ................................       1,560          46,519
         Essex Property Trust, Inc. ........................         230          17,653

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Federal Realty Investment Trust ...................         270   $      16,762
         Health Care Property Investors, Inc. ..............       2,009          55,790
         Health Care REIT, Inc. ............................         600          25,320
         Hospitality Properties Trust ......................       1,300          19,331
         Host Hotels & Resorts, Inc. .......................      26,710         202,195
         Kilroy Realty Corp. ...............................         260           8,700
         Kimco Realty Corp. ................................       1,750          31,990
         Liberty Property Trust ............................         780          17,807
         Mack-Cali Realty Corp. ............................       1,574          38,563
         Nationwide Health Properties, Inc. ................         600          17,232
         Plum Creek Timber Co., Inc. .......................         950          33,003
         ProLogis ..........................................       2,020          28,058
         Public Storage ....................................       3,040         241,680
         Rayonier, Inc. ....................................         590          18,497
         Regency Centers Corp. .............................         470          21,949
         Simon Property Group, Inc. ........................       2,250         119,542
         SL Green Realty Corp. .............................         850          22,015
         Taubman Centers, Inc. .............................         340           8,656
         The Macerich Co. ..................................         500           9,080
         UDR, Inc. .........................................       1,230          16,962
         Ventas, Inc. ......................................       1,728          58,009
         Vornado Realty Trust ..............................         850          51,297
         Washington Real Estate Investment Trust ...........       2,490          70,467
         Weingarten Realty, Inc. ...........................         790          16,345
                                                                           -------------
                                                                               1,701,700
                                                                           -------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
         Jones Lang LaSalle, Inc. ..........................         330           9,141
         The St. Joe Co.* ..................................         200           4,864
                                                                           -------------
                                                                                  14,005
                                                                           -------------
      THRIFTS & MORTGAGE FINANCE -- 0.3%
         Astoria Financial Corp. ...........................       1,020          16,810
         Capitol Federal Financial .........................         304          13,862
         Guaranty Financial Group, Inc.* ...................           1               3
         Hudson City Bancorp, Inc. .........................      21,463         342,549
         New York Community Bancorp, Inc. ..................       2,970          35,521

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
         People's United Financial, Inc. ...................       1,413   $      25,194
         TFS Financial Corp. ...............................         690           8,901
         Tree.com, Inc.* ...................................          52             135
         Washington Federal, Inc. ..........................         860          12,866
                                                                           -------------
                                                                                 455,841
                                                                           -------------
      TOTAL FINANCIALS .....................................                  19,231,224
                                                                           -------------
   HEALTH CARE -- 14.0%
      BIOTECHNOLOGY -- 2.5%
         Abraxis Bioscience, Inc.* .........................          39           2,571
         Amgen, Inc.* ......................................      16,884         975,051
         Amylin Pharmaceuticals, Inc.* .....................         100           1,085
         Biogen Idec, Inc.* ................................       7,640         363,893
         BioMarin Pharmaceutical, Inc.* ....................         300           5,340
         Celgene Corp.* ....................................       3,380         186,846
         Cephalon, Inc.* ...................................         233          17,950
         Genentech, Inc.* ..................................       1,038          86,060
         Genzyme Corp.* ....................................         780          51,769
         Gilead Sciences, Inc.* ............................      43,487       2,223,925
         OSI Pharmaceuticals, Inc.* ........................       1,893          73,922
         Vertex Pharmaceuticals, Inc.* .....................         273           8,294
                                                                           -------------
                                                                               3,996,706
                                                                           -------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
         Baxter International, Inc. ........................       7,700         412,643
         Beckman Coulter, Inc. .............................         300          13,182
         Becton, Dickinson & Co. ...........................       4,400         300,916
         Boston Scientific Corp.* ..........................       6,020          46,595
         C.R. Bard, Inc. ...................................         240          20,222
         Covidien, Ltd. ....................................      13,020         471,845
         DENTSPLY International, Inc. ......................         620          17,509
         Edwards Lifesciences Corp.* .......................         123           6,759
         Gen-Probe, Inc.* ..................................         100           4,284
         Hologic, Inc.* ....................................         800          10,456
         Hospira, Inc.* ....................................         640          17,165
         IDEXX Laboratories, Inc.* .........................         100           3,608
         Intuitive Surgical, Inc.* .........................         110          13,969
         Inverness Medical Innovations, Inc.* ..............         100           1,891

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         Medtronic, Inc. ...................................      11,270   $     354,103
         ResMed, Inc.* .....................................         200           7,496
         St. Jude Medical, Inc.* ...........................       1,210          39,882
         Stryker Corp. .....................................      30,330       1,211,683
         Teleflex, Inc. ....................................       2,432         121,843
         Varian Medical Systems, Inc.* .....................       1,438          50,387
         Zimmer Holdings, Inc.* ............................         880          35,570
                                                                           -------------
                                                                               3,162,008
                                                                           -------------
      HEALTH CARE PROVIDERS & SERVICES -- 1.6%
         Aetna, Inc. .......................................       4,840         137,940
         AMERIGROUP Corp.* .................................       2,734          80,708
         AmerisourceBergen Corp. ...........................       7,950         283,497
         Brookdale Senior Living, Inc. .....................       1,410           7,868
         Cardinal Health, Inc. .............................       2,250          77,557
         CIGNA Corp. .......................................       2,190          36,902
         Community Health Systems, Inc.* ...................       1,030          15,017
         Coventry Health Care, Inc.* .......................       1,370          20,386
         DaVita, Inc.* .....................................         564          27,957
         Express Scripts, Inc.* ............................       7,128         391,897
         Health Net, Inc.* .................................         500           5,445
         Henry Schein, Inc.* ...............................         450          16,511
         Humana, Inc.* .....................................       1,428          53,236
         Laboratory Corp. of America Holdings* .............         500          32,205
         LifePoint Hospitals, Inc.* ........................         700          15,988
         Lincare Holdings, Inc.* ...........................         540          14,542
         McKesson Corp. ....................................      12,080         467,858
         Medco Health Solutions, Inc.* .....................       6,710         281,216
         Omnicare, Inc. ....................................       4,536         125,919
         Patterson Cos., Inc.* .............................         770          14,438
         Quest Diagnostics, Inc. ...........................       1,000          51,910
         UnitedHealth Group, Inc. ..........................       9,540         253,764
         Universal Health Services, Inc. - Class B .........         100           3,757
         WellCare Health Plans, Inc.* ......................         750           9,645
         WellPoint, Inc.* ..................................       3,460         145,770
                                                                           -------------
                                                                               2,571,933
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HEALTH CARE TECHNOLOGY -- 0.0%
         Cerner Corp.* .....................................         100   $       3,845
         HLTH Corp.* .......................................         600           6,276
         IMS Health, Inc. ..................................       1,160          17,586
                                                                           -------------
                                                                                  27,707
                                                                           -------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.4%
         Charles River Laboratories International, Inc.* ...         100           2,620
         Covance, Inc.* ....................................         100           4,603
         Illumina, Inc.* ...................................         200           5,210
         Life Technologies Corp.* ..........................       1,983          46,224
         Millipore Corp.* ..................................         100           5,152
         PerkinElmer, Inc. .................................         410           5,703
         Pharmaceutical Product Development, Inc. ..........         510          14,795
         TECHNE Corp. ......................................          61           3,936
         Thermo Fisher Scientific, Inc.* ...................      15,170         516,842
         Waters Corp.* .....................................         440          16,126
                                                                           -------------
                                                                                 621,211
                                                                           -------------
      PHARMACEUTICALS -- 7.5%
         Abbott Laboratories ...............................      62,439       3,332,369
         Allergan, Inc. ....................................      25,928       1,045,417
         Bristol-Myers Squibb Co. ..........................      28,540         663,555
         Eli Lilly & Co. ...................................      14,910         600,426
         Endo Pharmaceuticals Holdings, Inc.* ..............       1,698          43,944
         Forest Laboratories, Inc.* ........................       4,040         102,899
         Johnson & Johnson .................................      33,510       2,004,903
         King Pharmaceuticals, Inc.* .......................       1,900          20,178
         Merck & Co., Inc. .................................      20,020         608,608
         Mylan Laboratories, Inc.* .........................       1,610          15,923
         Perrigo Co. .......................................         230           7,431
         Pfizer, Inc. ......................................     107,050       1,895,856
         Schering-Plough Corp. .............................      88,380       1,505,111
         Sepracor, Inc.* ...................................         500           5,490
         Teva Pharmaceutical Industries, Ltd. - ADR ........         125           5,340
         Warner Chilcott, Ltd.* ............................         400           5,800
         Watson Pharmaceuticals, Inc.* .....................         550          14,614
         Wyeth .............................................       8,960         336,090
                                                                           -------------
                                                                              12,213,954
                                                                           -------------
      TOTAL HEALTH CARE ....................................                  22,593,519
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   INDUSTRIALS -- 9.4%
      AEROSPACE & DEFENSE -- 2.1%
         Alliant Techsystems, Inc.* ........................         120   $      10,291
         General Dynamics Corp. ............................       6,100         351,299
         Goodrich Corp. ....................................       1,392          51,532
         Honeywell International, Inc. .....................       4,630         152,003
         L-3 Communications Holdings, Inc. .................       1,518         111,998
         Lockheed Martin Corp. .............................       3,720         312,778
         Northrop Grumman Corp. ............................       8,220         370,229
         Precision Castparts Corp. .........................       3,950         234,946
         Raytheon Co. ......................................       6,740         344,009
         Rockwell Collins, Inc. ............................         850          33,226
         The Boeing Co. ....................................       5,680         242,366
         United Technologies Corp. .........................      21,080       1,129,888
                                                                           -------------
                                                                               3,344,565
                                                                           -------------
      AIR FREIGHT & LOGISTICS -- 0.7%
         C.H. Robinson Worldwide, Inc. .....................       1,016          55,911
         Expeditors International Washington, Inc. .........         790          26,283
         FedEx Corp. .......................................       4,400         282,260
         United Parcel Service, Inc. - Class B .............      12,640         697,222
         UTi Worldwide, Inc. ...............................         400           5,736
                                                                           -------------
                                                                               1,067,412
                                                                           -------------
      AIRLINES -- 0.1%
         AMR Corp.* ........................................       2,890          30,836
         Continental Airlines, Inc. - Class B* .............       1,120          20,227
         Delta Airlines Co.* ...............................       1,400          16,044
         Southwest Airlines Co. ............................      14,007         120,741
                                                                           -------------
                                                                                 187,848
                                                                           -------------
      BUILDING PRODUCTS -- 0.0%
         Armstrong World Industries, Inc. ..................         840          18,161
         Lennox International, Inc. ........................         200           6,458
         Masco Corp. .......................................       4,100          45,633
         Owens Corning, Inc.* ..............................         300           5,190
                                                                           -------------
                                                                                  75,442
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.3%
         Avery Dennison Corp. ..............................         660   $      21,602
         Cintas Corp. ......................................         800          18,584
         Copart, Inc.* .....................................         230           6,254
         Corrections Corp. of America* .....................         300           4,908
         Covanta Holding Corp.* ............................         610          13,395
         Iron Mountain, Inc.* ..............................         830          20,526
         Pitney Bowes, Inc. ................................       4,032         102,735
         R.R. Donnelley & Sons Co. .........................       5,974          81,127
         Republic Services, Inc. ...........................       1,390          34,458
         Steelcase, Inc. - Class A .........................       1,570           8,823
         Stericycle, Inc.* .................................         322          16,770
         Waste Management, Inc. ............................       5,520         182,933
                                                                           -------------
                                                                                 512,115
                                                                           -------------
      CONSTRUCTION & ENGINEERING -- 1.3%
         Aecom Technology Corp.* ...........................         200           6,146
         Fluor Corp. .......................................      43,750       1,963,062
         Foster Wheeler, Ltd.* .............................       3,307          77,318
         Jacobs Engineering Group, Inc.* ...................         410          19,721
         KBR, Inc. .........................................       1,210          18,392
         Quanta Services, Inc.* ............................         500           9,900
         The Shaw Group, Inc.* .............................         600          12,282
         URS Corp.* ........................................         430          17,531
                                                                           -------------
                                                                               2,124,352
                                                                           -------------
      ELECTRICAL EQUIPMENT -- 1.3%
         ABB Ltd. ..........................................      17,200         258,172
         AMETEK, Inc. ......................................         260           7,855
         Cooper Industries, Ltd. - Class A .................       1,000          29,230
         Emerson Electric Co. ..............................      45,740       1,674,541
         First Solar, Inc.* ................................         100          13,796
         Hubbell, Inc. - Class B ...........................         420          13,725
         Rockwell Automation, Inc. .........................       1,120          36,109
         Roper Industries, Inc. ............................         410          17,798
         SunPower Corp. - Class A* .........................         300          11,100
                                                                           -------------
                                                                               2,062,326
                                                                           -------------
      INDUSTRIAL CONGLOMERATES -- 1.8%
         3M Co. ............................................       7,770         447,086
         Carlisle Cos., Inc. ...............................         400           8,280

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INDUSTRIAL CONGLOMERATES -- (CONTINUED)
         General Electric Co. ..............................     147,160   $   2,383,992
         McDermott International, Inc.* ....................         800           7,904
         Textron, Inc. .....................................       2,040          28,295
         Tyco International, Ltd. ..........................       4,420          95,472
                                                                           -------------
                                                                               2,971,029
                                                                           -------------
      MACHINERY -- 1.1%
         AGCO Corp.* .......................................       2,087          49,232
         Bucyrus International, Inc. .......................         100           1,852
         Caterpillar, Inc. .................................       3,270         146,071
         Crane Co. .........................................         600          10,344
         Cummins, Inc. .....................................       1,637          43,757
         Danaher Corp. .....................................       2,430         137,562
         Deere & Co. .......................................       2,300          88,136
         Donaldson Co., Inc. ...............................         110           3,702
         Dover Corp. .......................................       6,810         224,185
         Eaton Corp. .......................................       1,200          59,652
         Flowserve Corp. ...................................       5,023         258,684
         Gardner Denver, Inc.* .............................       8,436         196,896
         Graco, Inc. .......................................         200           4,746
         Harsco Corp. ......................................         460          12,733
         IDEX Corp. ........................................         590          14,249
         Illinois Tool Works, Inc. .........................       3,210         112,510
         Ingersoll Rand Co., Ltd. - Class A ................       2,170          37,650
         ITT Industries, Inc. ..............................         900          41,391
         John Bean Technologies Corp. ......................          12              98
         Joy Global, Inc. ..................................         810          18,541
         Kennametal, Inc. ..................................         540          11,983
         Oshkosh Corp. .....................................       1,110           9,868
         PACCAR, Inc. ......................................       1,800          51,480
         Pall Corp. ........................................         540          15,352
         Parker Hannifin Corp. .............................       1,000          42,540
         Pentair, Inc. .....................................         570          13,492
         SPX Corp. .........................................         450          18,248
         Terex Corp.* ......................................       3,826          66,266
         The Manitowoc Co., Inc. ...........................       1,100           9,526
         The Toro Co. ......................................         370          12,210
         Timken Co. ........................................         930          18,256
         Trinity Industries, Inc. ..........................         400           6,304
                                                                           -------------
                                                                               1,737,516
                                                                           -------------
      MARINE -- 0.0%
         Kirby Corp.* ......................................         100           2,736
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      PROFESSIONAL SERVICES -- 0.1%
         Equifax, Inc. .....................................         720   $      19,094
         FTI Consulting, Inc.* .............................         100           4,468
         Manpower, Inc. ....................................         510          17,335
         Monster Worldwide, Inc.* ..........................         840          10,156
         Robert Half International, Inc. ...................         760          15,823
         The Corporate Executive Board Co. .................         430           9,486
         The Dun & Bradstreet Corp. ........................         220          16,984
                                                                           -------------
                                                                                  93,346
                                                                           -------------
      ROAD & RAIL -- 0.6%
         Burlington Northern Santa Fe Corp. ................       1,500         113,565
         Con-way, Inc. .....................................         360           9,576
         CSX Corp. .........................................       4,480         145,466
         Hertz Global Holdings, Inc.* ......................       1,600           8,112
         JB Hunt Transport Services, Inc. ..................         230           6,042
         Kansas City Southern Industries, Inc.* ............         100           1,905
         Landstar System, Inc. .............................         130           4,996
         Norfolk Southern Corp. ............................       6,940         326,527
         Ryder Systems, Inc. ...............................       1,634          63,366
         Union Pacific Corp. ...............................       6,790         324,562
                                                                           -------------
                                                                               1,004,117
                                                                           -------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.0%
         Fastenal Co. ......................................         320          11,152
         GATX Corp. ........................................         500          15,485
         MSC Industrial Direct Co., Inc. - Class A .........         100           3,683
         W.W. Grainger, Inc. ...............................         420          33,113
         WESCO International, Inc.* ........................         530          10,192
                                                                           -------------
                                                                                  73,625
                                                                           -------------
         TOTAL INDUSTRIALS .................................                  15,256,429
                                                                           -------------
   INFORMATION TECHNOLOGY -- 15.4%
      COMMUNICATIONS EQUIPMENT -- 3.7%
         Brocade Communications Systems, Inc.* .............       1,900           5,320
         Cisco Systems, Inc.* ..............................      70,940       1,156,322

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         CommScope, Inc.* ..................................       1,614   $      25,081
         Corning, Inc. .....................................      14,500         138,185
         F5 Networks, Inc.* ................................         200           4,572
         Harris Corp. ......................................         730          27,776
         Juniper Networks, Inc.* ...........................      80,360       1,407,104
         Motorola, Inc. ....................................       5,600          24,808
         QUALCOMM, Inc. ....................................      67,600       2,422,108
         Research in Motion, Ltd.* .........................      19,900         807,542
         Tellabs, Inc.* ....................................       5,490          22,619
                                                                           -------------
                                                                               6,041,437
                                                                           -------------
      COMPUTERS & PERIPHERALS -- 5.1%
         Apple Computer, Inc.* .............................      27,720       2,365,902
         Dell, Inc.* .......................................      12,460         127,590
         Diebold, Inc. .....................................         663          18,624
         EMC Corp.* ........................................      30,760         322,057
         Hewlett-Packard Co. ...............................      89,490       3,247,592
         International Business Machines Corp. .............      19,740       1,661,318
         Lexmark International
         Group, Inc. - Class A* ............................       4,253         114,406
         NCR Corp.* ........................................      15,100         213,514
         NetApp, Inc.* .....................................       2,080          29,058
         QLogic Corp.* .....................................       1,080          14,515
         SanDisk Corp.* ....................................       1,620          15,552
         Seagate Technology ................................       1,400           6,202
         Sun Microsystems, Inc.* ...........................       2,100           8,022
         Teradata Corp.* ...................................         500           7,415
         Western Digital Corp.* ............................       1,350          15,458
                                                                           -------------
                                                                               8,167,225
                                                                           -------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
         Agilent Technologies, Inc.* .......................       1,720          26,884
         Amphenol Corp. - Class A ..........................         700          16,786
         Arrow Electronics, Inc.* ..........................       4,879          91,920
         Avnet, Inc.* ......................................         760          13,840
         Benchmark Electronics, Inc.* ......................       5,361          68,460
         Dolby Laboratories, Inc.* .........................       4,520         148,075
         Flextronics International Ltd.* ...................       8,373          21,435
         FLIR Systems, Inc.* ...............................         300           9,204

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
          -- (CONTINUED)
         Ingram Micro, Inc. - Class A* .....................       1,110   $      14,863
         Jabil Circuit, Inc. ...............................       1,990          13,433
         Mettler-Toledo International, Inc.* ...............         110           7,414
         Molex, Inc. .......................................         870          12,606
         National Instruments Corp. ........................         300           7,308
         Tech Data Corp.* ..................................         510           9,098
         Trimble Navigation, Ltd.* .........................         400           8,644
         Tyco Electronics, Ltd. ............................       2,200          35,662
         Vishay Intertechnology, Inc.* .....................       2,550           8,721
                                                                           -------------
                                                                                 514,353
                                                                           -------------
      INTERNET SOFTWARE & SERVICES -- 1.7%
         Akamai Technologies, Inc.* ........................       1,200          18,108
         eBay, Inc.* .......................................      10,400         145,184
         Google, Inc. - Class A* ...........................       7,410       2,279,686
         IAC/InterActiveCorp.* .............................       1,570          24,696
         Sohu.com, Inc.* ...................................       4,200         198,828
         VeriSign, Inc.* ...................................         960          18,317
         Yahoo!, Inc.* .....................................       5,710          69,662
                                                                           -------------
                                                                               2,754,481
                                                                           -------------
      IT SERVICES -- 1.0%
         Accenture, Ltd. - Class A .........................       6,520         213,791
         Affiliated Computer Services, Inc.* ...............       5,190         238,480
         Alliance Data Systems Corp.* ......................         330          15,355
         Automatic Data Processing, Inc. ...................       6,430         252,956
         Broadridge Financial Solutions, Inc. ..............       1,310          16,427
         Cognizant Technology Solutions Corp. - Class A* ...       1,020          18,421
         Computer Sciences Corp.* ..........................       3,825         134,411
         DST Systems, Inc.* ................................         240           9,115
         Fidelity National Information Services, Inc. ......         940          15,294

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      IT SERVICES -- (CONTINUED)
         Fiserv, Inc.* .....................................       1,250   $      45,463
         Global Payments, Inc. .............................         100           3,279
         Hewitt Associates, Inc.* ..........................         370          10,501
         Lender Processing Services, Inc. ..................         200           5,890
         Mastercard, Inc. - Class A ........................         330          47,167
         Metavante Technologies, Inc.* .....................         857          13,806
         NeuStar, Inc. - Class A* ..........................         100           1,913
         Paychex, Inc. .....................................       2,401          63,098
         SAIC, Inc.* .......................................      11,128         216,773
         The Western Union Co. .............................      16,440         235,750
         Total System Services, Inc. .......................       1,140          15,960
         Visa, Inc. - Class A ..............................       1,630          85,494
                                                                           -------------
                                                                               1,659,344
                                                                           -------------
      OFFICE ELECTRONICS -- 0.2%
         Xerox Corp. .......................................      44,330         353,310
         Zebra Technologies Corp. - Class A* ...............         300           6,078
                                                                           -------------
                                                                                 359,388
                                                                           -------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
         Advanced Micro Devices, Inc.* .....................       3,100           6,696
         Altera Corp. ......................................       6,099         101,914
         Analog Devices, Inc. ..............................       2,050          38,991
         Applied Materials, Inc. ...........................       8,400          85,092
         Atmel Corp.* ......................................       2,100           6,573
         Broadcom Corp. - Class A* .........................      12,040         204,319
         Cree, Inc.* .......................................         620           9,839
         Cypress Semiconductor Corp.* ......................       2,250          10,058
         Intel Corp. .......................................      65,170         955,392
         Intersil Holding Corp. - Class A ..................       1,020           9,374
         KLA-Tencor Corp. ..................................       1,110          24,187
         Lam Research Corp.* ...............................         770          16,386
         Linear Technology Corp. ...........................       1,510          33,401
         LSI Logic Corp.* ..................................       1,900           6,251
         Marvell Technology Group, Ltd.* ...................       2,650          17,675

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
         (CONTINUED)
         MEMC Electronic Materials, Inc.* ..................       1,240   $      17,707
         Microchip Technology, Inc. ........................       1,470          28,709
         Micron Technology, Inc.* ..........................       2,500           6,600
         National Semiconductor Corp. ......................       9,642          97,095
         Novellus Systems, Inc.* ...........................       1,120          13,821
         NVIDIA Corp.* .....................................       2,950          23,806
         ON Semiconductor Corp.* ...........................       1,800           6,120
         Rambus, Inc.* .....................................         400           6,368
         Texas Instruments, Inc. ...........................      15,040         233,421
         Xilinx, Inc. ......................................       1,790          31,898
                                                                           -------------
                                                                               1,991,693
                                                                           -------------
      SOFTWARE -- 2.2%
         Activision Blizzard, Inc.* ........................       1,600          13,824
         Adobe Systems, Inc.* ..............................       2,250          47,902
         Amdocs, Ltd.* .....................................       1,100          20,119
         ANSYS, Inc.* ......................................         200           5,578
         Autodesk, Inc.* ...................................       1,200          23,580
         BMC Software, Inc.* ...............................         800          21,528
         CA, Inc. ..........................................       5,735         106,269
         Check Point Software Technologies, Ltd.* ..........       1,261          23,946
         Citrix Systems, Inc.* .............................         790          18,620
         Compuware Corp.* ..................................       2,420          16,335
         Electronic Arts, Inc.* ............................       1,440          23,098
         FactSet Research Systems, Inc. ....................         290          12,830
         Intuit, Inc.* .....................................       1,310          31,165
         McAfee, Inc.* .....................................         410          14,174
         Microsoft Corp. ...................................      75,760       1,472,774
         Novell, Inc.* .....................................      13,145          51,134
         Nuance Communications, Inc.* ......................         800           8,288
         Oracle Corp.* .....................................      58,920       1,044,652
         Red Hat, Inc.* ....................................       1,350          17,847
         salesforce.com, Inc.* .............................         200           6,402
         Sybase, Inc.* .....................................       2,741          67,895
         Symantec Corp.* ...................................      19,590         264,857
         Synopsys, Inc.* ...................................         860          15,927
         VMware, Inc.* .....................................       6,400         151,616
                                                                           -------------
                                                                               3,480,360
                                                                           -------------
      TOTAL INFORMATION TECHNOLOGY .........................                  24,968,281
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   MATERIALS -- 2.1%
      CHEMICALS -- 1.2%
         Air Products & Chemicals, Inc. ....................       1,070   $      53,789
         Airgas, Inc. ......................................         450          17,546
         Albemarle Corp. ...................................         570          12,711
         Ashland, Inc. .....................................       3,816          40,106
         Celanese Corp. - Series A .........................         860          10,690
         CF Industries Holdings, Inc. ......................         878          43,163
         E.I. DuPont de Nemours & Co. ......................      10,240         259,072
         Eastman Chemical Co. ..............................         530          16,806
         Ecolab, Inc. ......................................       1,214          42,672
         FMC Corp. .........................................       4,782         213,899
         International Flavors & Fragrances, Inc. ..........         510          15,157
         Monsanto Co. ......................................       4,620         325,017
         Nalco Holding Co. .................................         960          11,078
         Olin Corp. ........................................       3,979          71,940
         PPG Industries, Inc. ..............................       1,170          49,643
         Praxair, Inc. .....................................       7,070         419,675
         Rohm & Haas Co. ...................................         282          17,425
         RPM International, Inc. ...........................       1,090          14,486
         Sigma-Aldrich Corp. ...............................         560          23,654
         Terra Industries, Inc. ............................         970          16,170
         The Dow Chemical Co. ..............................      12,110         182,740
         The Lubrizol Corp. ................................         390          14,192
         The Mosaic Co. ....................................         680          23,528
         The Scotts Miracle-Gro Co. - Class A ..............         510          15,157
         The Valspar Corp. .................................         810          14,653
                                                                           -------------
                                                                               1,924,969
                                                                           -------------
      CONSTRUCTION MATERIALS -- 0.0%
         Eagle Materials, Inc. .............................         500           9,205
         Martin Marietta Materials Corp. ...................         190          18,445
         Vulcan Materials Co. ..............................         520          36,182
                                                                           -------------
                                                                                  63,832
                                                                           -------------
      CONTAINERS & PACKAGING -- 0.2%
         AptarGroup, Inc. ..................................         120           4,229
         Ball Corp. ........................................         510          21,211
         Bemis Co., Inc. ...................................         200           4,736
         Crown Holdings, Inc.* .............................       8,358         160,473
         Greif, Inc. - Class A .............................         300          10,029
         Owens-Illinois, Inc.* .............................         610          16,671

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CONTAINERS & PACKAGING -- (CONTINUED)
         Packaging Corp. ...................................       1,190   $      16,017
         Pactiv Corp.* .....................................         200           4,976
         Sealed Air Corp. ..................................       1,140          17,032
         Sonoco Products Co. ...............................         560          12,970
                                                                           -------------
                                                                                 268,344
                                                                           -------------
      METALS & MINING -- 0.6%
         AK Steel Holding Corp. ............................       1,100          10,252
         Alcoa, Inc. .......................................       4,930          55,512
         Allegheny Technologies, Inc. ......................         990          25,275
         Carpenter Technology Corp. ........................         500          10,270
         Cliffs Natural Resources, Inc. ....................       6,570         168,258
         Commercial Metals Co. .............................         880          10,446
         Freeport-McMoRan Copper & Gold, Inc. ..............       2,780          67,943
         Newmont Mining Corp. ..............................       1,380          56,166
         Nucor Corp. .......................................       2,450         113,190
         Reliance Steel & Aluminum Co. .....................       2,559          51,026
         Southern Copper Corp. .............................       8,870         142,452
         Steel Dynamics, Inc. ..............................       1,530          17,105
         Titanium Metals Corp. .............................       1,081           9,524
         United States Steel Corp. .........................       5,680         211,296
                                                                           -------------
                                                                                 948,715
                                                                           -------------
      PAPER & FOREST PRODUCTS -- 0.1%
         International Paper Co. ...........................       6,473          76,381
         MeadWestvaco Corp. ................................       1,550          17,345
         Weyerhaeuser Co. ..................................       2,035          62,291
                                                                           -------------
                                                                                 156,017
                                                                           -------------
      TOTAL MATERIALS ......................................                   3,361,877
                                                                           -------------
   TELECOMMUNICATION SERVICES -- 3.0%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.7%
         AT&T, Inc. ........................................      92,610       2,639,385
         CenturyTel, Inc. ..................................       1,490          40,722
         Embarq Corp. ......................................       7,004         251,864
         Frontier Communications Corp. .....................       6,867          60,017
         Qwest Communications International, Inc. ..........      43,584         158,646
         Verizon Communications, Inc. ......................      33,490       1,135,311
         Windstream Corp. ..................................       4,690          43,148
                                                                           -------------
                                                                               4,329,093
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
         American Tower Corp. - Class A* ...................       1,290   $      37,823
         Crown Castle International Corp.* .................       1,800          31,644
         Leap Wireless International, Inc.* ................         440          11,832
         MetroPCS Communications, Inc.* ....................         600           8,910
         NII Holdings, Inc.* ...............................         600          10,908
         SBA Communications Corp. - Class A* ...............         400           6,528
         Telephone & Data Systems, Inc. ....................       6,541         207,677
         U.S. Cellular Corp.* ..............................       3,940         170,365
                                                                           -------------
                                                                                 485,687
                                                                           -------------
      TOTAL TELECOMMUNICATION SERVICES .....................                   4,814,780
                                                                           -------------
   UTILITIES -- 2.6%
      ELECTRIC UTILITIES -- 1.7%
         Allegheny Energy, Inc. ............................         710          24,041
         American Electric Power Co., Inc. .................       8,341         277,588
         DPL, Inc. .........................................       2,775          63,381
         Duke Energy Corp. .................................      14,710         220,797
         Edison International Co. ..........................       4,065         130,568
         Entergy Corp. .....................................       2,000         166,260
         Exelon Corp. ......................................       8,510         473,241
         FirstEnergy Corp. .................................       6,010         291,966
         FPL Group, Inc. ...................................       4,280         215,412
         Great Plains Energy, Inc. .........................         950          18,364
         Hawaiian Electric Industries, Inc. ................         200           4,428
         Northeast Utilities Co. ...........................         750          18,045
         NV Energy, Inc. ...................................       1,660          16,417
         Pepco Holdings, Inc. ..............................      12,730         226,085
         Pinnacle West Capital Corp. .......................         790          25,383
         PPL Corp. .........................................       2,080          63,835
         Progress Energy, Inc. .............................       3,160         125,926
         Southern Co. ......................................       8,770         324,490
                                                                           -------------
                                                                               2,686,227
                                                                           -------------
      GAS UTILITIES -- 0.1%
         AGL Resources, Inc. ...............................         530          16,616
         Atmos Energy Corp. ................................         200           4,740
         Energen Corp. .....................................         100           2,933
         Equitable Resources, Inc. .........................         620          20,801
         National Fuel Gas Co. .............................         490          15,352

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
    INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      GAS UTILITIES -- (CONTINUED)
         ONEOK, Inc. .......................................         700   $      20,384
         Questar Corp. .....................................         670          21,902
         UGI Corp. .........................................       4,000          97,680
                                                                           -------------
                                                                                 200,408
                                                                           -------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.0%
         AES Corp.* ........................................       3,780          31,147
         Calpine Corp.* ....................................       1,000           7,280
         Constellation Energy Group, Inc. ..................         400          10,036
         Dynegy, Inc. - Class A* ...........................       2,700           5,400
         Mirant Corp.* .....................................         200           3,774
         NRG Energy, Inc.* .................................         500          11,665
         Reliant Energy, Inc.* .............................       1,200           6,936
                                                                           -------------
                                                                                  76,238
                                                                           -------------
      MULTI-UTILITIES -- 0.8%
         Alliant Energy Corp. ..............................         520          15,174
         Ameren Corp. ......................................       1,720          57,207
         CenterPoint Energy, Inc. ..........................      13,534         170,799
         CMS Energy Corp. ..................................      11,394         115,193
         Consolidated Edison, Inc. .........................       1,800          70,074
         Dominion Resources, Inc. ..........................       3,210         115,046
         DTE Energy Co. ....................................       6,220         221,868
         Integrys Energy Group, Inc. .......................         450          19,341
         MDU Resources Group, Inc. .........................         830          17,911
         NiSource, Inc. ....................................       2,570          28,193
         NSTAR .............................................         350          12,772
         OGE Energy Corp. ..................................         560          14,437
         PG&E Corp. ........................................       4,155         160,840

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      MULTI-UTILITIES -- (CONTINUED)
         Public Service Enterprise Group, Inc. .............       2,990   $      87,218
         Puget Energy, Inc. ................................         100           2,727
         SCANA Corp. .......................................         620          22,072
         Sempra Energy Co. .................................       1,310          55,845
         TECO Energy, Inc. .................................       1,550          19,143
         Vectren Corp. .....................................         240           6,002
         Wisconsin Energy Corp. ............................       1,344          56,421
         Xcel Energy, Inc. .................................       2,680          49,714
                                                                           -------------
                                                                               1,317,997
                                                                           -------------
      WATER UTILITIES -- 0.0%
         American Water Works Co., Inc. ....................         410           8,561
         Aqua America, Inc. ................................         521          10,727
                                                                           -------------
                                                                                  19,288
                                                                           -------------
      TOTAL UTILITIES ......................................                   4,300,158
                                                                           -------------
      TOTAL COMMON STOCK
         (COST $148,423,721) ...............................                 152,149,327
                                                                           -------------
RIGHTS -- 0.0%
         Fresenius Kabi Pharmaceuticals Holding, Inc.*
            (Cost $0) ......................................         132              46
                                                                           -------------
EXCHANGE-TRADED FUNDS -- 3.2%
         iShares Russell 1000 Index Fund
            (Cost $5,058,710) ..............................     104,695       5,127,961
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER LARGE-CAP FUND
   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
SHORT-TERM INVESTMENTS -- 3.1%
         BlackRock Liquidity Funds TempCash Portfolio -
            Institutional Series ...........................   2,505,822   $   2,505,822
         BlackRock Liquidity Funds TempFund Portfolio -
            Institutional Series ...........................   2,505,820       2,505,820
                                                                           -------------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $5,011,642) .................................                   5,011,642
                                                                           -------------
      TOTAL INVESTMENTS -- 100.3%
         (COST $158,494,073)+ ..............................                 162,288,976
      LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)% ......                    (522,980)
                                                                           -------------
      NET ASSETS -- 100.0% .................................               $ 161,765,996
                                                                           =============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $165,866,508. At December 31, 2008, net unrealized depreciation was $3,577,532. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,376,032 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,953,564.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
COMMON STOCK -- 96.3%
   CONSUMER DISCRETIONARY -- 10.4%
      AUTO COMPONENTS -- 0.5%
         American Axle & Manufacturing Holdings, Inc. ......       4,595   $      13,280
         Amerigon, Inc.* ...................................       3,797          12,378
         ArvinMeritor, Inc. ................................       7,050          20,093
         Cooper Tire & Rubber Co. ..........................       5,156          31,761
         Dorman Products, Inc.* ............................         796          10,507
         Drew Industries, Inc.* ............................       1,694          20,328
         Exide Technologies* ...............................       4,682          24,768
         Fuel Systems Solutions, Inc.* .....................         736          24,111
         Lear Corp.* .......................................       8,211          11,578
         Modine Manufacturing Co. ..........................       3,285          15,998
         Raser Technologies, Inc.* .........................       3,873          14,446
         Spartan Motors, Inc. ..............................       2,789          13,192
         Stoneridge, Inc.* .................................       2,708          12,348
         Superior Industries International, Inc. ...........       2,056          21,629
         Tenneco, Inc.* ....................................       4,000          11,800
         Wonder Auto Technology, Inc.* .....................       2,904          11,384
                                                                           -------------
                                                                                 269,601
                                                                           -------------
      AUTOMOBILES -- 0.0%
         Winnebago Industries, Inc. ........................       1,795          10,824
                                                                           -------------
      DISTRIBUTORS -- 0.1%
         Audiovox Corp. - Class A* .........................       1,698           8,507
         Core Mark Holding Co., Inc.* ......................         823          17,711
         The Aristotle Corp.* ..............................       3,112          11,296
                                                                           -------------
                                                                                  37,514
                                                                           -------------
      DIVERSIFIED CONSUMER SERVICES -- 0.9%
         American Public Education, Inc.* ..................         575          21,384
         Capella Education Co.* ............................         795          46,714
         Coinstar, Inc.* ...................................       1,668          32,543
         Corinthian Colleges, Inc.* ........................       4,851          79,411
         Grand Canyon Education, Inc.* .....................         584          10,968

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      DIVERSIFIED CONSUMER SERVICES -- (CONTINUED)
         Jackson Hewitt Tax Service, Inc. ..................       2,188   $      34,330
         Learning Tree International, Inc.* ................       1,310          11,161
         Lincoln Educational Services Corp.* ...............         778          10,308
         Matthews International Corp. - Class A ............       1,852          67,931
         Pre-Paid Legal Services, Inc.* ....................         435          16,221
         Regis Corp. .......................................       3,668          53,296
         Sotheby's Holdings, Inc. - Class A ................       3,992          35,489
         Steiner Leisure Ltd.* .............................       1,135          33,505
         Stewart Enterprises, Inc. - Class A ...............       7,679          23,114
         thinkorswim Group, Inc.* ..........................       3,000          16,860
         Universal Technical Institute, Inc.* ..............       1,541          26,459
                                                                           -------------
                                                                                 519,694
                                                                           -------------
      HOTELS, RESTAURANTS & LEISURE -- 2.2%
         AFC Enterprises, Inc.* ............................       2,475          11,608
         Ambassadors Group, Inc. ...........................       1,158          10,654
         Ameristar Casinos, Inc. ...........................       2,345          20,261
         Bally Technologies, Inc.* .........................       3,356          80,645
         BJ's Restaurants, Inc.* ...........................       1,200          12,924
         Bluegreen Corp.* ..................................       4,337          13,575
         Bob Evans Farms, Inc. .............................       2,516          51,402
         Buffalo Wild Wings, Inc.* .........................       1,072          27,497
         California Pizza Kitchen, Inc.* ...................       1,437          15,405
         CEC Entertainment, Inc.* ..........................       1,248          30,264
         Churchill Downs, Inc. .............................         782          31,608
         CKE Restaurants, Inc. .............................       3,277          28,444
         Cracker Barrel Old Country Store, Inc. ............       1,582          32,573
         DineEquity, Inc. ..................................       1,232          14,242
         Domino's Pizza, Inc.* .............................       3,074          14,479
         Dover Downs Gaming & Entertainment, Inc. ..........       3,404          10,825
         Einstein Noah Restaurant Group, Inc.* .............       2,004          11,523
         Gaylord Entertainment Co.* ........................       3,604          39,067
         Isle of Capri Casinos, Inc.* ......................       3,491          11,171

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
         Jack in the Box, Inc.* ............................       4,006   $      88,492
         Landry's Restaurants, Inc. ........................         885          10,266
         Life Time Fitness, Inc.* ..........................       2,167          28,063
         Lodgian, Inc.* ....................................       5,858          12,478
         Luby's, Inc.* .....................................       2,591          10,856
         Monarch Casino & Resort, Inc.* ....................         928          10,811
         Morgans Hotel Group Co.* ..........................       2,643          12,316
         Papa John's International, Inc.* ..................       1,386          25,544
         PF Chang's China Bistro, Inc.* ....................       1,501          31,431
         Pinnacle Entertainment, Inc.* .....................       5,137          39,452
         Red Robin Gourmet Burgers, Inc.* ..................         992          16,695
         Rick's Cabaret International, Inc.* ...............       2,159           8,614
         Shuffle Master, Inc.* .............................       3,170          15,723
         Sonic Corp.* ......................................       3,965          48,254
         Speedway Motorsports, Inc. ........................       1,091          17,576
         Texas Roadhouse, Inc.* ............................       2,955          22,901
         The Cheesecake Factory, Inc.* .....................       3,716          37,532
         The Marcus Corp. ..................................       1,587          25,757
         The Steak 'n Shake Co.* ...........................       2,405          14,310
         Town Sports International Holdings, Inc.* .........       3,770          12,026
         Vail Resorts, Inc.* ...............................       1,850          49,210
         Wendy's/Arby's Group, Inc. - Class A ..............      25,650         126,711
         WMS Industries, Inc.* .............................       2,663          71,635
                                                                           -------------
                                                                               1,204,820
                                                                           -------------
      HOUSEHOLD DURABLES -- 0.9%
         American Greetings Corp. ..........................       3,757          28,440
         Blyth, Inc. .......................................       2,361          18,510
         Cavco Industries, Inc.* ...........................         405          10,890
         CSS Industries, Inc. ..............................         658          11,673
         Ethan Allen Interiors, Inc. .......................       2,086          29,976
         Furniture Brands International, Inc. ..............       4,840          10,696
         Helen of Troy, Ltd.* ..............................       2,373          41,195

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HOUSEHOLD DURABLES -- (CONTINUED)
         Hooker Furniture Corp. ............................       1,451   $      11,115
         Hovnanian Enterprises, Inc.* ......................       5,893          10,136
         iRobot Corp.* .....................................       1,170          10,565
         La-Z-Boy, Inc. ....................................       4,476           9,713
         Libbey, Inc. ......................................       8,562          10,703
         M/I Homes, Inc. ...................................       1,164          12,269
         Meritage Homes Corp.* .............................       2,812          34,222
         National Presto Industries, Inc. ..................         292          22,484
         Palm Harbor Homes, Inc.* ..........................       2,261          11,260
         Russ Berrie & Co., Inc.* ..........................       3,190           9,474
         Ryland Group, Inc. ................................       3,531          62,393
         Sealy Corp.* ......................................       4,245          10,655
         Skyline Corp. .....................................         539          10,775
         Tempur-Pedic International, Inc. ..................       5,288          37,492
         Tupperware Brands Corp. ...........................       3,619          82,151
         Universal Electronics, Inc.* ......................         898          14,566
                                                                           -------------
                                                                                 511,353
                                                                           -------------
      INTERNET & CATALOG RETAIL -- 0.4%
         1-800-FLOWERS.COM, Inc. - Class A* ................       3,112          11,888
         Bidz.com, Inc.* ...................................       2,287          10,520
         Blue Nile, Inc.* ..................................         862          21,110
         Gaiam, Inc. - Class A* ............................       2,623          12,118
         Netflix, Inc.* ....................................       2,349          70,212
         NutriSystem, Inc. .................................       1,739          25,372
         Orbitz Worldwide, Inc.* ...........................       3,339          12,955
         Overstock.com, Inc.* ..............................       1,162          12,526
         PetMed Express, Inc.* .............................       1,377          24,277
         Shutterfly, Inc.* .................................       1,542          10,779
         Stamps.com, Inc.* .................................       1,150          11,305
                                                                           -------------
                                                                                 223,062
                                                                           -------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.5%
         Brunswick Corp. ...................................       7,631          32,126
         Callaway Golf Co. .................................       5,331          49,525
         JAKKS Pacific, Inc.* ..............................       2,138          44,107
         Leapfrog Enterprises, Inc.* .......................       2,887          10,104
         Nautilus, Inc.* ...................................       5,034          11,125
         Polaris Industries, Inc. ..........................       1,967          56,355
         Pool Corp. ........................................       3,035          54,539
         RC2 Corp.* ........................................       1,462          15,599

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
         Smith & Wesson Holdings Corp.* ....................       4,617   $      10,481
         Steinway Musical Instruments* .....................         568           9,946
                                                                           -------------
                                                                                 293,907
                                                                           -------------
      MEDIA -- 0.8%
         Arbitron, Inc. ....................................       1,724          22,895
         Cinemark Holdings, Inc. ...........................       2,287          16,992
         CKX, Inc.* ........................................       3,626          13,307
         Cox Radio, Inc. - Class A* ........................       2,084          12,525
         Dolan Media Co.* ..................................       1,909          12,580
         Fisher Communications, Inc. .......................         627          12,941
         Global Sources, Ltd.* .............................       1,798           9,799
         Harte-Hanks, Inc. .................................       2,876          17,946
         Interactive Data Corp. ............................       2,539          62,612
         Knology, Inc.* ....................................       2,699          13,927
         Live Nation, Inc.* ................................       6,290          36,105
         Martha Stewart Living Omnimedia, Inc. - Class A* ..       3,883          10,096
         Marvel Entertainment, Inc.* .......................       2,780          85,485
         Mediacom Communications Corp. - Class A* ..........       3,435          14,771
         National Cinemedia, Inc. ..........................       2,572          26,080
         RCN Corp.* ........................................       2,778          16,390
         RHI Entertainment, Inc.* ..........................       1,500          12,180
         Scholastic Corp. ..................................       2,016          27,377
         Sinclair Broadcast Group, Inc. - Class A ..........       4,028          12,487
         World Wrestling Entertainment, Inc. - Class A .....       1,177          13,041
                                                                           -------------
                                                                                 449,536
                                                                           -------------
      MULTILINE RETAIL -- 0.2%
         99 Cents Only Stores* .............................       3,300          36,069
         Dillard's, Inc. - Class A .........................       4,922          19,541
         Fred's, Inc. - Class A ............................       3,332          35,852
                                                                           -------------
                                                                                  91,462
                                                                           -------------
      SPECIALTY RETAIL -- 2.5%
         Aaron Rents, Inc. .................................       3,626          96,524

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      SPECIALTY RETAIL -- (CONTINUED)
         Aeropostale, Inc.* ................................       4,236   $      68,200
         America's Car-Mart, Inc.* .........................         750          10,358
         Asbury Automotive Group, Inc. .....................       2,714          12,403
         Bebe Stores, Inc. .................................       2,876          21,484
         Big 5 Sporting Goods Corp. ........................       2,112          11,004
         Brown Shoe Co., Inc. ..............................       3,765          31,890
         Build-A-Bear Workshop, Inc.* ......................       2,761          13,418
         Cabela's, Inc.* ...................................       4,224          24,626
         Cache, Inc.* ......................................       5,535          11,181
         Charlotte Russe Holdings, Inc.* ...................       1,722          11,176
         Chico's FAS, Inc.* ................................      13,907          58,131
         Christopher & Banks Corp. .........................       2,415          13,524
         Citi Trends, Inc.* ................................         796          11,717
         Collective Brands, Inc.* ..........................       5,537          64,894
         Conn's, Inc.* .....................................       1,511          12,813
         Dress Barn, Inc.* .................................       3,529          37,901
         DSW, Inc. - Class A* ..............................         957          11,924
         Genesco, Inc.* ....................................       1,651          27,935
         Group 1 Automotive, Inc. ..........................       2,004          21,583
         Haverty Furniture Cos., Inc. ......................       1,797          16,766
         hhgregg, Inc.* ....................................       1,375          11,935
         Hibbett Sports, Inc.* .............................       1,634          25,670
         Hot Topic, Inc.* ..................................       3,481          32,269
         J. Crew Group, Inc.* ..............................       2,636          32,159
         Jo-Ann Stores, Inc.* ..............................       2,102          32,560
         Jos. A. Bank Clothiers, Inc.* .....................       1,420          37,133
         Lumber Liquidators, Inc.* .........................         991          10,465
         MarineMax, Inc.* ..................................       3,665          12,424
         Midas, Inc.* ......................................       1,154          12,105
         Monro Muffler Brake, Inc. .........................       1,198          30,549
         Rent-A-Center, Inc.* ..............................       5,404          95,381
         Sally Beauty Holdings, Inc.* ......................       5,933          33,759
         Shoe Carnival, Inc.* ..............................       1,059          10,113
         Sonic Automotive, Inc. - Class A ..................       2,938          11,693
         Stage Stores, Inc. ................................       3,248          26,796
         Systemax, Inc. ....................................         942          10,145

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      SPECIALTY RETAIL -- (CONTINUED)
         The Buckle, Inc. ..................................       1,425   $      31,093
         The Cato Corp. - Class A ..........................       2,033          30,698
         The Children's Place Retail Stores, Inc.* .........       1,968          42,666
         The Finish Line, Inc. - Class A ...................       3,364          18,838
         The Gymboree Corp.* ...............................       1,885          49,180
         The Men's Wearhouse, Inc. .........................       4,329          58,615
         The Pep Boys - Manny, Moe & Jack ..................       3,853          15,913
         The WetSeal, Inc. - Class A* ......................       4,936          14,660
         Tractor Supply Co.* ...............................       2,234          80,737
         Tween Brands, Inc.* ...............................       2,380          10,282
         Ulta Salon Cosmetics & Fragrance, Inc.* ...........       1,431          11,849
         Zale Corp.* .......................................       3,102          10,330
         Zumiez, Inc.* .....................................       1,403          10,452
                                                                           -------------
                                                                               1,399,921
                                                                           -------------
      TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
         American Apparel, Inc.* ...........................       6,463          12,861
         Carter's, Inc.* ...................................       4,711          90,734
         Cherokee, Inc. ....................................         628          10,896
         Columbia Sportswear Co. ...........................         963          34,061
         Deckers Outdoor Corp.* ............................         857          68,449
         FGX International Holdings, Ltd.* .................         825          11,335
         Fossil, Inc.* .....................................       2,817          47,044
         G-III Apparel Group, Ltd.* ........................       1,687          10,780
         Iconix Brand Group, Inc.* .........................       3,905          38,191
         K-Swiss, Inc. - Class A ...........................       2,058          23,461
         lululemon athletica, inc.* ........................       1,443          11,443
         Maidenform Brands, Inc.* ..........................       1,459          14,809
         Movado Group, Inc. ................................       1,355          12,723
         Oxford Industries, Inc. ...........................       1,350          11,839
         Perry Ellis International, Inc.* ..................       2,007          12,724
         Skechers U.S.A., Inc. - Class A* ..................       2,573          32,986
         Steven Madden, Ltd.* ..............................       1,336          28,484
         The Timberland Co. - Class A* .....................       4,105          47,413

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
         The Warnaco Group, Inc.* ..........................       2,851   $      55,965
         True Religion Apparel, Inc.* ......................         987          12,278
         Under Armour, Inc. - Class A* .....................       1,983          47,275
         Unifi, Inc.* ......................................       3,913          11,035
         UniFirst Corp. ....................................       1,128          33,490
         Volcom, Inc.* .....................................       1,063          11,587
         Weyco Group, Inc. .................................         411          13,584
         Wolverine World Wide, Inc. ........................       2,926          61,563
                                                                           -------------
                                                                                 767,010
                                                                           -------------
      TOTAL CONSUMER DISCRETIONARY .........................                   5,778,704
                                                                           -------------
   CONSUMER STAPLES -- 3.8%
      BEVERAGES -- 0.1%
         Coca-Cola Bottling Co. Consolidated ...............         251          11,536
         National Beverage Corp.* ..........................       1,170          10,530
         The Boston Beer Co., Inc. - Class A* ..............         465          13,206
                                                                           -------------
                                                                                  35,272
                                                                           -------------
      FOOD & STAPLES RETAILING -- 1.0%
         Arden Group, Inc. - Class A .......................          53           6,678
         Casey's General Stores, Inc. ......................       4,276          97,365
         Great Atlantic & Pacific Tea Co., Inc.* ...........       2,990          18,747
         Ingles Markets, Inc. - Class A ....................         995          17,502
         Nash-Finch Co. ....................................       1,118          50,187
         PriceSmart, Inc. ..................................         866          17,892
         Ruddick Corp. .....................................       3,420          94,563
         Spartan Stores, Inc. ..............................       1,709          39,734
         Susser Holdings Corp.* ............................         831          11,044
         The Andersons, Inc. ...............................       1,585          26,121
         The Pantry, Inc.* .................................       1,750          37,538
         United Natural Foods, Inc.* .......................       3,217          57,327
         Village Super Market - Class A ....................         247          14,175

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      FOOD & STAPLES RETAILING -- (CONTINUED)
         Weis Markets, Inc. ................................         918   $      30,872
         Winn-Dixie Store, Inc.* ...........................       3,861          62,162
                                                                           -------------
                                                                                 581,907
                                                                           -------------
      FOOD PRODUCTS -- 2.0%
         American Dairy, Inc.* .............................         708          10,648
         B&G Foods, Inc. - Class A .........................       1,866          10,076
         Cal-Maine Foods, Inc. .............................         692          19,860
         Calavo Growers, Inc. ..............................         987          11,351
         Chiquita Brands International, Inc.* ..............       3,511          51,893
         Darling International, Inc.* ......................       4,617          25,347
         Diamond Foods, Inc. ...............................         895          18,034
         Farmer Brothers Co. ...............................         388           9,677
         Flowers Foods, Inc. ...............................       5,185         126,307
         Fresh Del Monte Produce, Inc.* ....................       3,579          80,241
         Green Mountain Coffee Roasters, Inc.* .............         953          36,881
         Griffin Land & Nurseries, Inc. ....................         246           9,068
         Hain Celestial Group, Inc.* .......................       3,173          60,573
         HQ Sustainable Maritime Industries, Inc.* .........       1,575          12,332
         Imperial Sugar Co. ................................       1,036          14,856
         J&J Snack Foods Corp. .............................         954          34,230
         Lancaster Colony Corp. ............................       1,112          38,142
         Lance, Inc. .......................................       1,911          43,838
         Omega Protein Corp.* ..............................       2,946          11,814
         Ralcorp Holdings, Inc.* ...........................       4,388         256,259
         Sanderson Farms, Inc. .............................       1,541          53,257
         Smart Balance, Inc.* ..............................       4,349          29,573
         Synutra International, Inc.* ......................         909          10,017
         Tootsie Roll Industries, Inc. .....................       1,630          41,744
         TreeHouse Foods, Inc.* ............................       2,512          68,427
         Zhongpin, Inc.* ...................................         924          11,088
                                                                           -------------
                                                                               1,095,533
                                                                           -------------

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      HOUSEHOLD PRODUCTS -- 0.1%
         Central Garden & Pet Co. - Class A* ...............       5,194   $      30,645
         WD-40 Co. .........................................       1,074          30,383
                                                                           -------------
                                                                                  61,028
                                                                           -------------
      PERSONAL PRODUCTS -- 0.4%
         American Oriental Bioengineering, Inc.* ...........       3,929          26,678
         Chattem, Inc.* ....................................       1,058          75,679
         China Sky One Medical, Inc.* ......................         599           9,578
         Elizabeth Arden, Inc.* ............................       2,007          25,308
         International Parfums, Inc. .......................       1,608          12,349
         Nu Skin Enterprises, Inc. - Class A ...............       3,318          34,607
         Prestige Brands Holdings, Inc.* ...................       2,497          26,343
         Schiff Nutrition International, Inc.* .............       1,915          11,433
         USANA Health Sciences, Inc.* ......................         355          12,155
                                                                           -------------
                                                                                 234,130
                                                                           -------------
      TOBACCO -- 0.2%
         Alliance One International, Inc.* .................       5,802          17,058
         Star Scientific, Inc.* ............................       5,009          19,184
         Universal Corp. ...................................       2,132          63,683
         Vector Group, Ltd. ................................       1,977          26,927
                                                                           -------------
                                                                                 126,852
                                                                           -------------
      TOTAL CONSUMER STAPLES ...............................                   2,134,722
                                                                           -------------
   ENERGY -- 4.0%
      ENERGY EQUIPMENT & SERVICES -- 1.2%
         Allis-Chalmers Energy, Inc.* ......................       2,572          14,146
         Basic Energy Services, Inc.* ......................       2,502          32,626
         Bolt Technology Corp.* ............................       1,507          10,489
         Bristow Group, Inc.* ..............................       1,741          46,641
         Bronco Drilling Co., Inc.* ........................       2,243          14,490
         Cal Dive International, Inc.* .....................       3,499          22,779
         CARBO Ceramics, Inc. ..............................       1,168          41,499

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
         Complete Production Services, Inc.* ...............       3,796   $      30,937
         Dawson Geophysical Co.* ...........................         693          12,342
         Dril-Quip, Inc.* ..................................       1,768          36,262
         ENGlobal, Corp.* ..................................       3,643          11,840
         Gulf Island Fabrication, Inc. .....................         813          11,715
         GulfMark Offshore, Inc.* ..........................       1,481          35,233
         Hornbeck Offshore Services, Inc.* .................       1,878          30,687
         ION Geophysical Corp.* ............................       5,307          18,203
         Lufkin Industries, Inc. ...........................       1,010          34,845
         Matrix Service Co.* ...............................       1,633          12,525
         Mitcham Industries, Inc.* .........................       2,722          10,806
         NATCO Group, Inc. - Class A* ......................       1,258          19,096
         Natural Gas Services Group, Inc.* .................       1,124          11,386
         Newpark Resources, Inc.* ..........................       7,242          26,795
         OYO Geospace Corp.* ...............................         671          11,722
         Parker Drilling Co.* ..............................       9,124          26,460
         Petroleum Helicopters, Inc.* ......................       1,015          14,220
         Pioneer Drilling Co.* .............................       3,838          21,378
         Precision Drilling Trust ..........................       3,414          28,642
         RPC, Inc. .........................................       1,459          14,240
         Superior Well Services, Inc.* .....................       1,199          11,990
         T-3 Energy Services, Inc.* ........................       1,193          11,262
         Trico Marine Services, Inc.* ......................       2,636          11,783
         Union Drilling, Inc.* .............................       2,049          10,634
         Willbros Group, Inc.* .............................       2,348          19,888
                                                                           -------------
                                                                                 667,561
                                                                           -------------
      OIL, GAS & CONSUMABLE FUELS -- 2.8%
         Alon USA Energy, Inc. .............................       1,174          10,742
         Arena Resources, Inc.* ............................       2,240          62,922
         Atlas America, Inc. ...............................       2,258          33,531
         ATP Oil & Gas Co.* ................................       1,992          11,653
         Berry Petroleum Co. - Class A .....................       3,184          24,071
         Bill Barret Corp.* ................................       2,465          52,085
         BPZ Resources, Inc.* ..............................       3,023          19,347

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Brigham Exploration Co.* ..........................       3,853   $      12,330
         Callon Petroleum Co.* .............................       4,300          11,180
         Carrizo Oil & Gas, Inc.* ..........................       1,616          26,018
         Cheniere Energy, Inc.* ............................       3,527          10,052
         Clayton Williams Energy, Inc.* ....................         243          11,042
         Clean Energy Fuels Corp.* .........................       1,719          10,383
         Comstock Resources, Inc.* .........................       2,559         120,913
         Concho Resources, Inc.* ...........................       3,185          72,682
         Contango Oil & Gas Co.* ...........................         679          38,228
         Crosstex Energy, Inc. .............................       4,023          15,690
         CVR Energy, Inc.* .................................       2,946          11,784
         Delek US Holdings, Inc. ...........................       2,042          10,802
         Delta Petroleum Corp.* ............................       3,673          17,484
         DHT Maritime, Inc. ................................       2,873          15,916
         EXCO Resources, Inc.* .............................       8,769          79,447
         FX Energy, Inc.* ..................................       3,883          10,834
         General Maritime Corp. ............................       2,833          30,596
         GeoResources, Inc.* ...............................       1,264          10,984
         GMX Resources, Inc.* ..............................       1,220          30,890
         Golar LNG, Ltd. ...................................       2,288          15,467
         Goodrich Petroleum Corp.* .........................       1,265          37,887
         Gran Tierra Energy, Inc.* .........................      13,192          36,938
         GreenHunter Energy, Inc.* .........................       2,173          10,691
         Gulfport Energy Corp.* ............................       2,980          11,771
         Harvest Natural Resources, Inc.* ..................       2,549          10,961
         International Coal Group, Inc.* ...................       8,460          19,458
         James River Coal Co.* .............................       1,672          25,632
         Knightsbridge Tankers, Ltd. .......................         953          13,961
         McMoRan Exploration Co.* ..........................       3,768          36,926
         Nordic American Tanker Shipping ...................       2,528          85,320
         Panhandle Oil and Gas, Inc. - Class A .............         586          10,548
         Parallel Petroleum Corp.* .........................       5,504          11,063
         Penn Virginia Corp. ...............................       2,354          61,157
         Petroleum Development Corp.* ......................         889          21,398

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Petroquest Energy, Inc.* ..........................       2,853   $      19,286
         Rex Energy Corp.* .................................       3,515          10,334
         Rosetta Resources, Inc.* ..........................       4,248          30,076
         Ship Finance International, Ltd. ..................       2,484          27,448
         Southern Union Co. ................................           1              12
         Stone Energy Corp.* ...............................       2,484          27,374
         Swift Energy Co.* .................................       2,466          41,453
         Teekay Tankers, Ltd. - Class A ....................         948          12,040
         Toreador Resources Corp.* .........................       1,919          10,535
         TXCO Resources, Inc.* .............................       6,723          10,017
         USEC, Inc.* .......................................       8,855          39,759
         VAALCO Energy, Inc.* ..............................       3,927          29,217
         Western Refining, Inc. ............................       2,425          18,818
         Westmoreland Coal Co.* ............................         900           9,990
         World Fuel Services Corp. .........................       2,337          86,469
                                                                           -------------
                                                                               1,543,612
                                                                           -------------
      TOTAL ENERGY .........................................                   2,211,173
                                                                           -------------
   FINANCIALS -- 25.0%
      CAPITAL MARKETS -- 1.8%
         Apollo Investment Corp. ...........................      11,484         106,916
         Ares Capital Corp. ................................       8,104          51,298
         Blackrock Kelso Capital Corp. .....................       1,352          13,331
         Broadpoint Securities Group, Inc.* ................       3,975          11,806
         Calamos Asset Management, Inc. - Class A ..........       1,855          13,727
         Capital Southwest Corp. ...........................         202          21,848
         Cohen & Steers, Inc. ..............................       1,213          13,331
         Evercore Partners, Inc. - Class A .................         873          10,904
         FBR Capital Markets Corp.* ........................       2,236          10,867
         FCStone Group, Inc.* ..............................       2,671          11,833
         GAMCO Investors, Inc. - Class A ...................         682          18,632
         GFI Group, Inc. ...................................       3,841          13,597
         Gladstone Capital Corp. ...........................       1,982          16,034
         Gladstone Investment Corp. ........................       2,617          12,850
         Greenhill & Co., Inc. .............................         991          69,142
         Harris & Harris Group, Inc.* ......................       2,760          10,902

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      CAPITAL MARKETS -- (CONTINUED)
         Hercules Technology Growth Capital, Inc. ..........       2,563   $      20,299
         International Assets Holding Corp.* ...............       1,289          11,060
         Kayne Anderson Energy Development Co. .............       1,491          11,197
         KBW, Inc.* ........................................       2,123          48,829
         Knight Capital Group, Inc. - Class A* .............       7,212         116,474
         Kohlberg Capital Corp. ............................       3,049          11,098
         LaBranche & Co., Inc.* ............................       4,045          19,376
         MVC Capital, Inc. .................................       1,954          21,435
         NGP Capital Resources Co. .........................       1,637          13,702
         optionsXpress Holdings, Inc. ......................       2,529          33,787
         Penson Worldwide, Inc.* ...........................       1,568          11,948
         Piper Jaffray Cos.* ...............................       1,550          61,628
         Prospect Capital Corp. ............................       2,375          28,429
         Pzena Investment Management, Inc. - Class A .......       2,715          11,457
         Riskmetrics Group, Inc.* ..........................       1,314          19,565
         Sanders Morris Harris Group, Inc. .................       1,795          10,752
         Stifel Financial Corp.* ...........................       2,007          92,021
         SWS Group, Inc. ...................................       1,797          34,053
         Thomas Weisel Partners Group, Inc.* ...............       2,636          12,442
         TradeStation Group, Inc.* .........................       1,710          11,030
         US Global Investors, Inc. - Class A ...............       2,319          11,340
                                                                           -------------
                                                                               1,018,940
                                                                           -------------
      COMMERCIAL BANKS -- 8.8%
         1st Source Corp. ..................................       1,128          26,655
         Amcore Financial, Inc. ............................       3,652          13,220
         Ameris Bancorp ....................................       1,102          13,059
         Ames National Corp. ...............................         481          12,766
         Arrow Financial Corp. .............................         651          16,366
         Bancfirst Corp. ...................................         534          28,259
         Banco Latinoamericano De Exportaciones SA .........       2,124          30,501
         BancTrust Financial Group, Inc. ...................       1,419          20,944
         Bank of the Ozarks, Inc. ..........................         976          28,929
         Banner Corp. ......................................       1,380          12,986

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      COMMERCIAL BANKS -- (CONTINUED)
         Boston Private Financial Holdings, Inc. ...........       4,778   $      32,682
         Bryn Mawr Bank Corp. ..............................         475           9,548
         Camden National Corp. .............................         703          18,967
         Capital City Bank Group, Inc. .....................         951          25,905
         Capitol Bancorp, Ltd. .............................       1,518          11,840
         Cascade Bancorp ...................................       2,178          14,702
         Cathay General Bancorp ............................       4,082          96,947
         Centerstate Banks of Florida, Inc. ................         676          11,485
         Central Pacific Financial Corp. ...................       2,393          24,026
         Chemical Financial Corp. ..........................       1,808          50,407
         Citizens & Northern Corp. .........................         711          14,042
         Citizens Republic Bancorp, Inc. ...................      10,917          32,533
         City Bank/Lynnwood, Washington ....................       1,966          10,223
         City Holding Co. ..................................       1,232          42,849
         CoBiz Financial, Inc. .............................       1,549          15,087
         Columbia Banking System, Inc. .....................       1,599          19,076
         Community Bank Systems, Inc. ......................       2,634          64,243
         Community Trust Bancorp, Inc. .....................       1,078          39,616
         CVB Financial Corp. ...............................       5,204          61,928
         East West Bancorp, Inc. ...........................       5,332          85,152
         Enterprise Financial Services Corp. ...............         753          11,476
         Farmers Capital Bank Corp. ........................         529          12,918
         Financial Institutions, Inc. ......................         873          12,528
         First Bancorp, Inc. ...............................         699          13,903
         First Bancorp/North Carolina ......................       1,095          20,093
         First Bancorp/Puerto Rico .........................       5,696          63,453
         First Busey Corp. .................................       2,081          37,957
         First Commonwealth Financial Corp. ................       6,746          83,515
         First Community Bancshares, Inc. ..................         681          23,746
         First Financial Bancorp ...........................       2,915          36,117

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      COMMERCIAL BANKS -- (CONTINUED)
         First Financial Bankshares, Inc. ..................       1,501   $      82,870
         First Financial Corp./Indiana .....................         865          35,456
         First Merchants Corp. .............................       1,485          32,982
         First Midwest Bancorp, Inc. .......................       4,041          80,699
         First South Bancorp ...............................         862          10,827
         FirstMerit Corp. ..................................       6,672         137,376
         FNB Corp. .........................................       7,186          94,855
         Frontier Financial Corp. ..........................       3,951          17,226
         Glacier Bancorp, Inc. .............................       4,831          91,886
         Greene Bancshares, Inc. ...........................       1,072          14,515
         Hancock Holding Co. ...............................       1,989          90,420
         Hanmi Financial Corp. .............................       5,300          10,918
         Harleysville National Corp. .......................       3,518          50,800
         Heartland Financial USA, Inc. .....................         983          20,240
         Heritage Commerce Corp. ...........................         967          10,869
         Home Bancshares, Inc. .............................       1,002          27,004
         IBERIABANK Corp. ..................................       1,254          60,192
         Independent Bank Corp./Massachusetts ..............       1,256          32,857
         Integra Bank Corp. ................................       7,826          10,722
         International Bancshares Corp. ....................       4,132          90,202
         Investors Bancorp, Inc.* ..........................       3,841          51,585
         Lakeland Bancorp, Inc. ............................       1,655          18,635
         Lakeland Financial Corp. ..........................         885          21,081
         MainSource Financial Group, Inc. ..................       1,619          25,095
         MB Financial, Inc. ................................       2,795          78,120
         Nara Bancorp, Inc. ................................       1,841          18,097
         National Penn Bancshares, Inc. ....................       6,431          93,314
         NBT Bancorp, Inc. .................................       2,498          69,844
         Northfield Bancorp, Inc. ..........................       1,436          16,155
         Old National Bancorp/Indiana ......................       5,251          95,358
         Old Second Bancorp, Inc. ..........................       1,140          13,224
         Oriental Financial Group ..........................       1,974          11,943
         Pacific Capital Bancorp ...........................       3,831          64,667
         Pacific Continental Corp. .........................         856          12,814
         PacWest Bancorp ...................................       1,939          52,159
         Park National Corp. ...............................         928          66,584

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      COMMERCIAL BANKS -- (CONTINUED)
         Peapack-Gladstone Financial Corp. .................         559   $      14,892
         Pennsylvania Commerce Bancorp, Inc.* ..............         352           9,384
         Peoples Bancorp, Inc./Ohio ........................         846          16,184
         Pinnacle Financial Partners, Inc.* ................       1,641          48,918
         PremierWest Bancorp ...............................       1,634          10,931
         PrivateBancorp, Inc. ..............................       1,280          41,549
         Prosperity Bancshares, Inc. .......................       3,125          92,469
         Provident Bankshares Corp. ........................       2,880          27,821
         Renasant Corp. ....................................       1,661          28,287
         Republic Bancorp, Inc./Kentucky - Class A .........         707          19,230
         S&T Bancorp, Inc. .................................       1,860          66,030
         S.Y. Bancorp, Inc. ................................         949          26,097
         Sandy Springs Bancorp, Inc. .......................       1,287          28,095
         SCBT Financial Corp. ..............................         859          29,635
         Seacoast Banking Corp. of Florida .................       1,783          11,768
         Shore Bancshares, Inc. ............................         574          13,770
         Sierra Bancorp ....................................         516          10,836
         Signature Bank* ...................................       2,224          63,807
         Simmons First National Corp. - Class A ............       1,006          29,647
         Smithtown Bancorp, Inc. ...........................         627          10,051
         Southside Bancshares, Inc. ........................         909          21,362
         Southwest Bancorp, Inc. ...........................       1,192          15,448
         State Bancorp, Inc. ...............................       1,199          11,678
         StellarOne Corp. ..................................       1,803          30,471
         Sterling Bancorp ..................................       1,287          18,057
         Sterling Bancshares, Inc. .........................       5,982          36,371
         Sterling Financial Corp./Washington ...............       4,480          39,424
         Suffolk Bancorp ...................................         594          21,342
         Sun Bancorp, Inc.* ................................       1,300           9,737
         Susquehanna Bancshares, Inc. ......................       7,063         112,372
         SVB Financial Group* ..............................       2,298          60,277
         Texas Capital Bancshares, Inc.* ...................       2,268          30,300

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      COMMERCIAL BANKS -- (CONTINUED)
         The Colonial BancGroup, Inc. ......................      17,798   $      36,842
         The South Financial Group, Inc. ...................       6,187          26,728
         Tompkins Financial Corp. ..........................         401          23,238
         TowneBank/Portsmouth VA ...........................       1,600          39,664
         Trico Bancshares ..................................       1,043          26,044
         Trustmark Corp. ...................................       4,068          87,828
         UCBH Holdings, Inc. ...............................       8,921          61,376
         UMB Financial Corp. ...............................       2,454         120,590
         Umpqua Holdings Corp. .............................       4,886          70,700
         Union Bankshares Corp. ............................       1,069          26,511
         United Bankshares, Inc. ...........................       3,004          99,793
         United Community Banks, Inc./Georgia ..............       3,579          48,610
         United Security Bancshares ........................         965          11,175
         Univest Corp. of PA ...............................         963          30,951
         Washington Trust Bancorp, Inc. ....................       1,116          22,041
         WesBanco, Inc. ....................................       2,036          55,400
         West Bancorp, Inc. ................................       1,387          16,991
         West Coast Bancorp/Oregon .........................       1,678          11,058
         Westamerica Bancorp ...............................       2,023         103,476
         Western Alliance Bancorp* .........................       1,791          18,071
         Wilshire Bancorp, Inc. ............................       1,470          13,348
         Wintrust Financial Corp. ..........................       1,933          39,762
         Yadkin Valley Financial Corp. .....................         807          11,500
                                                                           -------------
                                                                               4,920,177
                                                                           -------------
      CONSUMER FINANCE -- 0.4%
         Advanta Corp. - Class B ...........................       4,472           9,346
         Cash America International, Inc. ..................       2,046          55,958
         Compucredit Corp.* ................................       2,332          12,896
         Credit Acceptance Corp.* ..........................         715           9,796
         Dollar Financial Corp.* ...........................       1,512          15,574
         EzCorp, Inc. - Class A* ...........................       2,179          33,143
         First Cash Financial Services, Inc.* ..............       1,169          22,281
         Nelnet, Inc. - Class A ............................       1,442          20,664
         World Acceptance Corp.* ...........................         974          19,246
                                                                           -------------
                                                                                 198,904
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.6%
         Compass Diversified Holdings ......................       1,831   $      20,599
         Encore Capital Group, Inc.* .......................       1,485          10,692
         Financial Federal Corp. ...........................       2,041          47,494
         Interactive Brokers Group, Inc. - Class A* ........       2,433          43,526
         Life Partners Holdings, Inc. ......................         398          17,369
         MarketAxess Holdings, Inc.* .......................       2,647          21,600
         Medallion Financial Corp. .........................       1,311          10,003
         NewStar Financial, Inc.* ..........................       3,064          12,225
         PHH Corp.* ........................................       4,517          57,501
         PICO Holdings, Inc.* ..............................       1,436          38,169
         Portfolio Recovery Associates, Inc.* ..............         989          33,468
                                                                           -------------
                                                                                 312,646
                                                                           -------------
      INSURANCE -- 4.7%
         American Equity Investment Life Holding Co. .......       4,813          33,691
         American Physicians Capital, Inc. .................         583          28,042
         American Safety Insurance Holdings, Ltd.* .........         957          12,642
         AMERISAFE, Inc.* ..................................       1,242          25,498
         Amtrust Financial Services, Inc. ..................       1,073          12,447
         Argo Group International Holdings, Ltd.* ..........       2,241          76,015
         Aspen Insurance Holdings, Ltd. ....................       6,948         168,489
         Assured Guaranty, Ltd. ............................       4,789          54,595
         Baldwin & Lyons, Inc. - Class B ...................         652          11,860
         Castlepoint Holdings, Ltd. ........................       2,687          36,436
         Citizens, Inc.* ...................................       2,867          27,810
         CNA Surety Corp.* .................................       1,268          24,346
         Crawford & Co.* ...................................       2,037          29,618
         Delphi Financial Group, Inc. - Class A ............       3,553          65,517
         eHealth, Inc.* ....................................       1,554          20,637
         EMC Insurance Group, Inc. .........................         445          11,414
         Employers Holdings, Inc. ..........................       3,737          61,661

                                                                               VALUE
                                                                 SHARES      (NOTE 2)
                                                               ---------   -------------
      INSURANCE -- (CONTINUED)
         Enstar Group, Ltd.* ...............................         499   $      29,511
         FBL Financial Group, Inc. - Class A ...............       1,233          19,050
         First Mercury Financial Corp.* ....................       1,105          15,757
         Flagstone Reinsurance Holdings, Ltd. ..............       2,687          26,252
         FPIC Insurance Group, Inc.* .......................         551          24,123
         Greenlight Capital Re, Ltd. - Class A* ............       2,500          32,475
         Hallmark Financial Services, Inc.* ................       1,217          10,673
         Harleysville Group, Inc. ..........................       1,069          37,126
         Hilltop Holdings, Inc.* ...........................       3,631          35,366
         Horace Mann Educators Corp. .......................       3,664          33,672
         Infinity Property & Casualty Corp. ................       1,158          54,113
         IPC Holdings, Ltd. ................................       3,755         112,275
         Maiden Holdings, Ltd. .............................       4,032          12,620
         Max Capital Group, Ltd. ...........................       4,705          83,279
         Meadowbrook Insurance Group, Inc. .................       4,515          29,077
         Montpelier Re Holdings, Ltd. ......................       7,784         130,693
         National Interstate Corp. .........................         519           9,275
         National Western Life Insurance Co. - Class A .....         155          26,221
         Navigators Group, Inc.* ...........................       1,026          56,338
         NYMagic, Inc. .....................................         624          11,887
         Odyssey Re Holdings Corp. .........................       1,664          86,212
         Platinum Underwriters Holdings, Ltd. ..............       3,920         141,434
         PMA Capital Corp.* ................................       2,485          17,594
         Presidential Life Corp. ...........................       2,080          20,571
         ProAssurance Corp.* ...............................       2,517         132,847
         RLI Corp. .........................................       1,456          89,049
         Safety Insurance Group, Inc. ......................       1,214          46,205
         SeaBright Insurance Holdings, Inc.* ...............       1,684          19,770
         Selective Insurance Group, Inc. ...................       4,353          99,814
         State Auto Financial Corp. ........................       1,158          34,809

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INSURANCE -- (CONTINUED)
         Stewart Information Services Corp. ................       1,499   $      35,212
         The Phoenix Cos., Inc. ............................      10,064          32,909
         Tower Group, Inc. .................................       1,145          32,300
         United America Indemnity, Ltd. - Class A* .........       1,567          20,073
         United Fire & Casualty Co. ........................       1,805          56,081
         Validus Holdings, Ltd. ............................       5,234         136,921
         Zenith National Insurance Corp. ...................       3,037          95,878
                                                                           -------------
                                                                               2,588,180
                                                                           -------------
      REAL ESTATE INVESTMENT TRUSTS -- 6.5%
         Acadia Realty Trust ...............................       2,406          34,334
         Agree Realty Corp. ................................         749          13,579
         Alexander's, Inc. .................................         206          52,509
         American Campus Communities, Inc. .................       3,605          73,830
         American Capital Agency Corp. .....................         898          19,181
         Anthracite Capital, Inc. ..........................       5,638          12,573
         Anworth Mortgage Asset Corp. ......................       7,441          47,846
         Arbor Realty Trust, Inc. ..........................       4,089          12,063
         Associated Estates Realty Corp. ...................       1,164          10,627
         BioMed Realty Trust, Inc. .........................       7,506          87,970
         Capital Trust, Inc. - Class A .....................       2,898          10,433
         CapLease Funding, Inc. ............................       6,381          11,039
         Capstead Mortgage Corp. ...........................       4,540          48,896
         Cedar Shopping Centers, Inc. ......................       3,446          24,398
         Chimera Investment Corp. ..........................      10,882          37,543
         Cogdell Spencer, Inc. .............................       1,127          10,549
         Colonial Properties Trust .........................       4,113          34,261
         Corporate Office Properties Trust .................       3,540         108,678
         Cousins Properties, Inc. ..........................       3,329          46,107
         DCT Industrial Trust, Inc. ........................      15,465          78,253
         DiamondRock Hospitality Co. .......................       8,679          44,003
         DuPont Fabros Technology, Inc. ....................       5,535          11,457
         EastGroup Properties, Inc. ........................       1,844          65,609

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Education Realty Trust, Inc. ......................       2,401   $      12,533
         Entertainment Properties Trust ....................       2,999          89,370
         Equity Lifestyle Properties, Inc. .................       1,377          52,822
         Equity One, Inc. ..................................       2,702          47,825
         Extra Space Storage, Inc. .........................       7,102          73,293
         First Industrial Realty Trust, Inc. ...............       4,042          30,517
         First Potomac Realty Trust ........................       2,424          22,543
         Franklin Street Properties Corp. ..................       5,017          74,001
         Getty Realty Corp. ................................       1,377          29,000
         Glimcher Realty Trust .............................       3,615          10,158
         Hatteras Financial Corp. ..........................       1,261          33,543
         Healthcare Realty Trust, Inc. .....................       4,936         115,897
         Hersha Hospitality Trust ..........................       4,218          12,654
         Highwoods Properties, Inc. ........................       5,375         147,060
         Home Properties, Inc. .............................       2,414          98,008
         Inland Real Estate Corp. ..........................       4,435          57,566
         Investors Real Estate Trust .......................       4,897          52,447
         Kite Realty Group Trust ...........................       2,210          12,288
         LaSalle Hotel Properties ..........................       3,651          40,344
         Lexington Realty Trust ............................       7,250          36,250
         LTC Properties, Inc. ..............................       1,832          37,153
         Medical Properties Trust, Inc. ....................       5,475          34,547
         MFA Mortgage Investments, Inc. ....................      17,201         101,314
         Mid-America Apartment Communities, Inc. ...........       2,020          75,063
         Mission West Properties, Inc. .....................       1,665          12,737
         Monmouth Real Estate - Class A ....................       1,412           9,884
         National Health Investors, Inc. ...................       1,784          48,935
         National Retail Properties, Inc. ..................       6,504         111,804
         NorthStar Realty Finance Corp. ....................       5,326          20,825
         Omega Healthcare Investors, Inc. ..................       6,175          98,615

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------

      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         One Liberty Properties, Inc. ......................       1,423   $      12,522
         Parkway Properties, Inc. ..........................       1,249          22,482
         Pennsylvania Real Estate Investment Trust .........       3,321          24,741
         Post Properties, Inc. .............................       3,871          63,871
         Potlatch Corp. ....................................       2,971          77,276
         PS Business Parks, Inc. ...........................       1,129          50,421
         RAIT Financial Trust ..............................       5,741          14,927
         Ramco-Gershenson Properties Trust .................       1,964          12,138
         Realty Income Corp. ...............................       8,467         196,011
         Redwood Trust, Inc. ...............................       3,119          46,504
         Resource Capital Corp. ............................       2,752          10,540
         Saul Centers, Inc. ................................         628          24,806
         Senior Housing Properties Trust ...................       9,736         174,469
         Sovran Self Storage, Inc. .........................       1,767          63,612
         Sun Communities, Inc. .............................       1,141          15,974
         Sunstone Hotel Investors, Inc. ....................       4,474          27,694
         Tanger Factory Outlet Centers, Inc. ...............       2,002          75,315
         U-Store-It Trust ..................................       4,554          20,265
         Universal Health Realty Income Trust ..............         877          28,862
         Urstadt Biddle Properties, Inc. - Class A .........       1,585          25,249
         Washington Real Estate Investment Trust ...........       3,912         110,710
         Winthrop Realty Trust .............................         990          10,732
                                                                           -------------
                                                                               3,603,855
                                                                           -------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
         Avatar Holdings, Inc.* ............................         512          13,578
         Consolidated Tomoka Land Co. ......................         320          12,221
         Forestar Real Estate Group, Inc* ..................       2,998          28,541
         Maui Land & Pineapple Co., Inc.* ..................         948          12,732
         Stratus Properties, Inc.* .........................         851          10,603
         Tejon Ranch Co.* ..................................         638          15,784
         Thomas Properties Group, Inc. .....................       3,697           9,575
                                                                           -------------
                                                                                 103,034
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      THRIFTS & MORTGAGE FINANCE -- 2.0%
         Abington Bancorp, Inc. ............................       1,827   $      16,900
         Anchor BanCorp Wisconsin, Inc. ....................       4,793          13,229
         Bank Mutual Corp. .................................       4,541          52,403
         BankFinancial Corp. ...............................       1,661          16,926
         Beneficial Mutual Bancorp, Inc.* ..................       2,557          28,766
         Berkshire Hills Bancorp, Inc. .....................         901          27,805
         Brookline Bancorp, Inc. ...........................       4,778          50,886
         Brooklyn Federal Bancorp, Inc. ....................         700           9,835
         Clifton Savings Bancorp, Inc. .....................         885          10,496
         Danvers Bancorp, Inc. .............................       1,771          23,678
         Dime Community Bancshares .........................       1,893          25,177
         Doral Financial Corp.* ............................       1,568          11,760
         Encore Bancshares, Inc.* ..........................         911          10,021
         ESSA Bancorp, Inc. ................................       1,307          18,468
         Federal Agricultural Mortgage Corp. - Class C .....       2,805           9,817
         First Financial Holdings, Inc. ....................         964          19,511
         First Financial Northwest, Inc. ...................       1,937          18,092
         First Niagara Financial Group, Inc. ...............       9,527         154,052
         First Place Financial Corp. .......................       3,339          12,788
         Flushing Financial Corp. ..........................       1,824          21,815
         Fox Chase Bancorp, Inc.* ..........................         917          10,087
         Guaranty Financial Group, Inc.* ...................       7,128          18,604
         Home Federal Bancorp, Inc. ........................         883           9,466
         Kearny Financial Corp. ............................       1,319          16,883
         Meridian Interstate Bancorp, Inc.* ................       1,140          10,545
         NASB Financial, Inc. ..............................         364           9,828
         NewAlliance Bancshares, Inc. ......................       8,995         118,464
         Northwest Bancorp, Inc. ...........................       1,383          29,568
         OceanFirst Financial Corp. ........................         798          13,247
         Ocwen Financial Corp.* ............................       2,826          25,943

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
         Oritani Financial Corp.* ..........................         756   $      12,739
         Provident Financial Services, Inc. ................       4,975          76,117
         Provident New York Bancorp ........................       3,234          40,102
         Radian Group, Inc. ................................       6,786          24,972
         Rockville Financial, Inc. .........................         773          10,799
         Roma Financial Corp. ..............................         767           9,656
         TrustCo Bank Corp. NY .............................       5,494          52,248
         United Financial Bancorp, Inc. ....................       1,332          20,166
         ViewPoint Financial Group .........................         601           9,646
         Westfield Financial, Inc. .........................       2,324          23,984
         WSFS Financial Corp. ..............................         508          24,379
                                                                           -------------
                                                                               1,119,868
                                                                           -------------
      TOTAL FINANCIALS .....................................                  13,865,604
                                                                           -------------
   HEALTH CARE -- 13.2%
      BIOTECHNOLOGY -- 3.7%
         Acorda Therapeutics, Inc.* ........................       2,243          46,004
         Affymax, Inc.* ....................................         975           9,740
         Alexion Pharmaceuticals, Inc.* ....................       4,650         168,284
         Alkermes, Inc.* ...................................       5,713          60,843
         Allos Therapeutics, Inc.* .........................       3,428          20,979
         Alnylam Pharmaceuticals, Inc.* ....................       2,168          53,615
         Arena Pharmaceuticals, Inc.* ......................       5,800          24,186
         ArQule, Inc.* .....................................       2,610          11,014
         Array Biopharma, Inc.* ............................       2,963          12,000
         Celera Corp.* .....................................       6,033          67,147
         Celldex Therapeutics, Inc.* .......................       1,553          12,300
         Cepheid, Inc.* ....................................       3,487          36,195
         Cougar Biotechnology, Inc.* .......................       1,031          26,806
         Cubist Pharmaceuticals, Inc.* .....................       3,632          87,749
         CV Therapeutics, Inc.* ............................       3,662          33,727
         Cytori Therapeutics, Inc.* ........................       3,257          11,758
         Dendreon Corp.* ...................................       5,809          26,605
         Dyax Corp.* .......................................       3,491          12,707
         Emergent Biosolutions, Inc.* ......................         921          24,047

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      BIOTECHNOLOGY -- (CONTINUED)
         Enzon Pharmaceuticals,Inc.* .......................       2,792   $      16,277
         Facet Biotech Corp.* ..............................       1,681          16,121
         Geron Corp.* ......................................       5,527          25,811
         GTx, Inc.* ........................................       1,098          18,490
         Halozyme Therapeutics, Inc.* ......................       3,631          20,334
         Idenix Pharmaceuticals, Inc.* .....................       1,712           9,912
         Idera Pharmaceuticals, Inc.* ......................       1,334          10,245
         Immunogen, Inc.* ..................................       3,248          13,934
         Incyte Corp.* .....................................       4,947          18,749
         Indevus Pharmaceuticals, Inc.* ....................       4,685          14,711
         InterMune, Inc.* ..................................       1,956          20,694
         Isis Pharmaceuticals, Inc.* .......................       5,472          77,593
         Ligand Pharmaceuticals, Inc. - Class B* ...........       6,071          16,635
         MannKind Corp.* ...................................       3,877          13,298
         Martek Bioscience Corp.* ..........................       1,906          57,771
         Maxygen, Inc.* ....................................       1,716          15,307
         Medarex, Inc.* ....................................       7,899          44,076
         Metabolix, Inc.* ..................................       1,156          14,704
         Momenta Pharmaceuticals, Inc.* ....................       1,550          17,980
         Myriad Genetics, Inc.* ............................       2,648         175,457
         Nabi Biopharmaceuticals* ..........................       4,188          14,030
         Nanosphere, Inc.* .................................       2,469          11,752
         Neurocrine Biosciences, Inc.* .....................       3,017           9,654
         Novavax, Inc.* ....................................       5,273           9,966
         NPS Pharmaceuticals, Inc.* ........................       3,012          18,705
         Onyx Pharmaceuticals, Inc.* .......................       3,314         113,206
         Orexigen Therapeutics, Inc.* ......................       1,905          10,630
         OSI Pharmaceuticals, Inc.* ........................       3,358         131,130
         Osiris Therapeutics, Inc.* ........................         854          16,363
         PDL BioPharma, Inc. ...............................       7,436          45,955
         Pharmasset, Inc.* .................................       1,028          13,477
         Progenics Pharmaceuticals, Inc.* ..................       1,706          17,589

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-C AP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      BIOTECHNOLOGY -- (CONTINUED)
         Regeneron Pharmaceuticals, Inc.* ..................       3,802   $      69,805
         Rigel Pharmaceuticals, Inc.* ......................       2,241          17,928
         Sangamo Biosciences, Inc.* ........................       3,045          10,597
         Savient Pharmaceuticals, Inc.* ....................       3,258          18,864
         Seattle Genetics, Inc.* ...........................       3,625          32,408
         Targacept, Inc.* ..................................       3,491          12,428
         Theravance, Inc.* .................................       3,216          39,846
         United Therapeutics Corp.* ........................       1,320          82,566
         Zymogenetics, Inc.* ...............................       3,515          10,545
                                                                           -------------
                                                                               2,071,249
                                                                           -------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
         Abaxis, Inc.* .....................................       1,401          22,458
         Abiomed, Inc.* ....................................       2,002          32,873
         AccuRay, Inc.* ....................................       2,390          12,332
         Align Technology, Inc.* ...........................       3,791          33,171
         American Medical Systems
         Holdings, Inc.* ...................................       4,554          40,940
         Analogic Corp. ....................................         748          20,405
         AngioDynamics, Inc.* ..............................       1,729          23,670
         Arthrocare Corp.* .................................       2,191          10,451
         Atrion Corp. ......................................          50           4,855
         Cantel Medical Corp.* .............................       1,044          15,316
         Cardiac Science Corp.* ............................       1,667          12,503
         Conceptus, Inc.* ..................................       1,941          29,542
         Conmed Corp.* .....................................       2,223          53,219
         Cryolife, Inc.* ...................................       1,550          15,051
         Cyberonics, Inc.* .................................       1,400          23,198
         Cynosure, Inc. - Class A* .........................       1,363          12,444
         Datascope Corp. ...................................         758          39,598
         DexCom, Inc.* .....................................       4,433          12,235
         ev3, Inc.* ........................................       5,925          36,143
         Exactech, Inc.* ...................................         622          10,474
         Greatbatch, Inc.* .................................       1,901          50,300
         Haemonetics Corp.* ................................       1,515          85,598
         Hansen Medical, Inc.* .............................       1,503          10,852
         I-Flow Corp.* .....................................       2,597          12,466
         ICU Medical, Inc.* ................................         707          23,430
         Immucor, Inc.* ....................................       4,169         110,812
         Insulet Corp.* ....................................       1,551          11,974
         Integra LifeSciences Holdings Corp.* ..............       1,057          37,598
         Invacare Corp. ....................................       2,714          42,121

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         IRIS International, Inc.* .........................       1,005   $      14,010
         Kensey Nash Corp.* ................................         558          10,831
         Masimo Corp.* .....................................       2,691          80,273
         Medical Action Industries, Inc.* ..................       1,124          11,240
         Mentor Corp. ......................................       1,945          60,159
         Meridian Bioscience, Inc. .........................       2,394          60,975
         Merit Medical Systems, Inc.* ......................       1,552          27,827
         Micrus Endovascular Corp.* ........................         929          10,786
         Natus Medical, Inc.* ..............................       1,753          22,701
         Neogen Corp.* .....................................         799          19,959
         NuVasive, Inc.* ...................................       2,080          72,072
         NxStage Medical, Inc.* ............................       4,281          11,430
         OraSure Technologies, Inc.* .......................       3,287          12,096
         Orthofix International N.V.* ......................       1,421          21,784
         Orthovita, Inc.* ..................................       3,988          13,519
         Palomar Medical Technologies, Inc.* ...............       1,403          16,177
         Quidel Corp.* .....................................       1,667          21,788
         RTI Biologics, Inc.* ..............................       4,000          11,040
         Sirona Dental Systems, Inc.* ......................       1,032          10,836
         Somanetics Corp.* .................................         632          10,434
         SonoSite, Inc.* ...................................       1,015          19,366
         Spectranetics Corp.* ..............................       3,578           9,339
         Stereotaxis, Inc.* ................................       2,246           9,882
         STERIS Corp. ......................................       3,640          86,960
         SurModics, Inc.* ..................................         920          23,248
         Symmetry Medical, Inc.* ...........................       2,878          22,938
         Synovis Life Technologies, Inc.* ..................         634          11,881
         Thoratec Corp.* ...................................       3,296         107,087
         TomoTherapy, Inc.* ................................       4,263          10,146
         TranS1, Inc.* .....................................       1,507          10,865
         Vision-Sciences, Inc.* ............................       6,261           9,579
         VNUS Medical Technologies, Inc.* ..................         720          11,678
         Volcano Corp.* ....................................       2,839          42,585
         West Pharmaceutical Services, Inc. ................       1,898          71,687
         Wright Medical Group, Inc.* .......................       2,230          45,559
         Zoll Medical Corp.* ...............................       1,203          22,725
                                                                           -------------
                                                                               1,881,491
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HEALTH CARE PROVIDERS & SERVICES -- 3.3%
         Air Methods Corp.* ................................         781   $      12,488
         Alliance Imaging, Inc.* ...........................       1,380          10,999
         Almost Family, Inc.* ..............................         338          15,203
         Amedisys, Inc.* ...................................       1,576          65,152
         AMERIGROUP Corp.* .................................       4,448         131,305
         AMN Healthcare Services, Inc.* ....................       2,108          17,834
         AmSurg Corp.* .....................................       2,550          59,517
         athenahealth, inc.* ...............................       1,240          46,649
         Bio-Reference Labs, Inc.* .........................         659          17,286
         BMP Sunstone Corp.* ...............................       1,953          10,878
         Capital Senior Living Corp.* ......................       3,838          11,437
         Catalyst Health Solutions, Inc.* ..................       1,916          46,655
         Centene Corp.* ....................................       3,457          68,137
         Chemed Corp. ......................................       1,445          57,468
         Chindex International, Inc.* ......................       1,551          12,330
         Cross Country Healthcare, Inc.* ...................       2,414          21,219
         Emergency Medical Services Corp. - Class A* .......         692          25,334
         Emeritus Corp.* ...................................       1,436          14,403
         Ensign Group, Inc./The ............................         579           9,692
         Genoptix, Inc.* ...................................         445          15,166
         Gentiva Health Services, Inc.* ....................       1,697          49,654
         Hanger Orthopedic Group, Inc.* ....................       2,453          35,593
         HealthSouth Corp.* ................................       7,304          80,052
         Healthspring, Inc.* ...............................       3,863          77,144
         Healthways, Inc.* .................................       2,160          24,797
         HMS Holdings Corp.* ...............................       1,479          46,618
         inVentiv Health, Inc.* ............................       1,847          21,314
         Kindred Healthcare, Inc.* .........................       2,439          31,756
         Landauer, Inc. ....................................         536          39,289
         LHC Group, Inc.* ..................................         857          30,852
         Magellan Health Services, Inc.* ...................       3,295         129,032
         Medcath Corp.* ....................................       1,454          15,180
         Molina Healthcare, Inc.* ..........................       1,088          19,160
         MWI Veterinary Supply, Inc.* ......................         590          15,906
         National HealthCare Corp. .........................         466          23,598

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
         Nighthawk Radiology Holdings, Inc.* ...............       2,522   $      12,257
         Odyssey Healthcare, Inc.* .........................       2,633          24,355
         Owens & Minor, Inc. ...............................       2,531          95,292
         PharMerica Corp.* .................................       2,439          38,219
         PSS World Medical, Inc.* ..........................       3,712          69,860
         Psychiatric Solutions, Inc.* ......................       3,417          95,163
         RadNet, Inc.* .....................................       3,431          11,494
         RehabCare Group, Inc.* ............................       1,502          22,770
         Res-Care, Inc.* ...................................       2,075          31,167
         Skilled Healthcare Group, Inc. - Class A* .........       1,569          13,242
         Sun Healthcare Group, Inc.* .......................       2,620          23,187
         Triple-S Management Corp. - Class B* ..............       1,271          14,617
         U.S. Physical Therapy, Inc.* ......................         812          10,824
         Universal American Corp.* .........................       3,383          29,838
                                                                           -------------
                                                                               1,801,382
                                                                           -------------
      HEALTH CARE TECHNOLOGY -- 0.4%
         Allscripts Healthcare Solutions, Inc. .............       9,045          89,726
         Computer Programs & Systems, Inc. .................         503          13,480
         Eclipsys Corp.* ...................................       3,171          44,997
         MedAssets, Inc.* ..................................       1,109          16,191
         Omnicell, Inc.* ...................................       1,988          24,274
         Phase Forward, Inc.* ..............................       2,623          32,840
         Vital Images, Inc.* ...............................       1,210          16,831
                                                                           -------------
                                                                                 238,339
                                                                           -------------
      LIFE SCIENCES TOOLS & SERVICES -- 1.1%
         Accelrys, Inc.* ...................................       2,562          11,170
         Affymetrix, Inc.* .................................       5,084          15,201
         Albany Molecular Research, Inc.* ..................       1,747          17,016
         AMAG Pharmaceuticals, Inc.* .......................       1,000          35,850
         Bio-Rad Laboratories, Inc. - Class A* .............       1,124          84,648
         Bruker Corp.* .....................................       3,366          13,599
         Cambrex Corp.* ....................................       2,214          10,229

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
         Clinical Data, Inc.* ..............................       1,345   $      11,971
         Dionex Corp.* .....................................       1,095          49,111
         Enzo Biochem, Inc.* ...............................       2,252          11,012
         eResearch Technology, Inc.* .......................       2,783          18,451
         Exelixis, Inc.* ...................................       6,772          33,995
         Kendle International, Inc.* .......................         866          22,274
         Life Sciences Research, Inc.* .....................       1,161          10,913
         Luminex, Corp.* ...................................       2,368          50,580
         Medivation, Inc.* .................................       1,591          23,181
         Nektar Therapeutics* ..............................       6,792          37,764
         Paraxel International Corp.* ......................       3,469          33,684
         Sequenom, Inc.* ...................................       3,648          72,376
         Varian, Inc.* .....................................       1,786          59,849
                                                                           -------------
                                                                                 622,874
                                                                           -------------
      PHARMACEUTICALS -- 1.3%
         Ardea Biosciences, Inc.* ..........................         886          10,605
         Auxilium Pharmaceuticals, Inc.* ...................       2,451          69,706
         Biodel, Inc.* .....................................       2,711          13,067
         Biomimetic Therapeutics, Inc.* ....................       1,222          11,267
         Cadence Pharmaceuticals, Inc.* ....................       1,369           9,898
         Caraco Pharmaceutical Laboratories, Ltd.* .........       1,944          11,509
         Cypress Bioscience, Inc.* .........................       2,354          16,101
         Durect Corp.* .....................................       5,105          17,306
         Inspire Pharmaceuticals, Inc.* ....................       2,854          10,274
         KV Pharmaceutical Co. - Class A* ..................       4,263          12,277
         Map Pharmaceuticals, Inc.* ........................       1,664          11,615
         Medicis Pharmaceutical Corp. - Class A ............       3,407          47,357
         Noven Pharmaceuticals, Inc.* ......................       1,472          16,192
         Optimer Pharmaceuticals, Inc.* ....................       1,535          18,589
         Pain Therapeutics, Inc.* ..........................       1,910          11,307
         Par Pharmaceutical Cos., Inc.* ....................       2,870          38,487
         Pozen, Inc.* ......................................       2,105          10,609

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      PHARMACEUTICALS -- (CONTINUED)
         Questcor Pharmaceuticals, Inc.* ...................       2,849   $      26,524
         Salix Pharmaceuticals, Ltd.* ......................       4,057          35,823
         Sucampo Pharmaceuticals, Inc. - Class A* ..........       1,992          11,454
         The Medicines Co.* ................................       3,189          46,974
         Valeant Pharmaceuticals International* ............       4,434         101,539
         ViroPharma, Inc.* .................................       6,124          79,735
         Vivus, Inc.* ......................................       4,396          23,387
         XenoPort, Inc.* ...................................       1,484          37,219
                                                                           -------------
                                                                                 698,821
                                                                           -------------
      TOTAL HEALTH CARE ....................................                   7,314,156
                                                                           -------------
   INDUSTRIALS -- 16.1%
      AEROSPACE & DEFENSE -- 1.9%
         AAR Corp.* ........................................       2,976          54,788
         Aerovironment, Inc.* ..............................         524          19,288
         American Science & Engineering, Inc. ..............         494          36,536
         Applied Signal Technology, Inc. ...................         916          16,433
         Argon ST, Inc.* ...................................         757          14,277
         Ascent Solar Technologies, Inc.* ..................       2,930          11,017
         Axsys Technologies, Inc.* .........................         515          28,253
         Ceradyne, Inc.* ...................................       2,062          41,879
         Cubic Corp. .......................................       1,308          35,578
         Curtiss-Wright Corp. ..............................       2,916          97,365
         Ducommun, Inc. ....................................       1,034          17,268
         DynCorp International, Inc. - Class A* ............       1,878          28,489
         Esterline Technologies Corp.* .....................       1,877          71,120
         GenCorp, Inc.* ....................................       3,309          12,177
         HEICO Corp. .......................................       1,253          48,654
         Herley Industries, Inc.* ..........................       1,153          14,159
         Hexcel Corp.* .....................................       5,953          43,993
         Ladish Co., Inc.* .................................       1,340          18,559
         LMI Aerospace, Inc.* ..............................       1,147          13,041
         Moog, Inc. - Class A* .............................       3,236         118,340
         Orbital Sciences Corp.* ...........................       3,271          63,883
         Stanley, Inc.* ....................................         432          15,647
         Taser International, Inc.* ........................       3,651          19,277

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      AEROSPACE & DEFENSE -- (CONTINUED)
         Teledyne Technologies, Inc.* ......................       2,034   $      90,615
         TransDigm Group, Inc.* ............................       1,948          65,394
         Triumph Group, Inc. ...............................       1,180          50,103
                                                                           -------------
                                                                               1,046,133
                                                                           -------------
      AIR FREIGHT & LOGISTICS -- 0.3%
         Atlas Air Worldwide Holdings, Inc.* ...............       1,194          22,567
         Forward Air Corp. .................................       1,591          38,613
         Hub Group, Inc. - Class A* ........................       2,362          62,664
         Pacer International, Inc. .........................       2,615          27,274
         Park-Ohio Holdings Corp.* .........................       1,858          11,464
                                                                           -------------
                                                                                 162,582
                                                                           -------------
      AIRLINES -- 1.0%
         AirTran Holdings, Inc.* ...........................       8,672          38,504
         Alaska Air Group, Inc.* ...........................       2,917          85,322
         Allegiant Travel Co.* .............................         834          40,507
         Hawaiian Holdings, Inc.* ..........................       2,743          17,500
         JetBlue Airways Corp.* ............................      14,214         100,920
         Republic Airways Holdings, Inc.* ..................       3,021          32,234
         SkyWest, Inc. .....................................       4,683          87,104
         UAL Corp.* ........................................       8,862          97,659
         US Airways Group, Inc.* ...........................       9,316          72,013
                                                                           -------------
                                                                                 571,763
                                                                           -------------
      BUILDING PRODUCTS -- 0.7%
         AAON, Inc. ........................................         652          13,614
         American Woodmark Corp. ...........................         645          11,758
         Ameron International Corp. ........................         727          45,743
         Apogee Enterprises, Inc. ..........................       2,037          21,103
         China Architectural Engineering, Inc.* ............       4,725          11,624
         Gibraltar Industries, Inc. ........................       2,250          26,865
         Griffon Corp.* ....................................       3,839          35,818
         Insteel Industries, Inc. ..........................       1,260          14,226
         NCI Building Systems, Inc.* .......................       1,690          27,547
         Quanex Building Products Corp. ....................       2,783          26,077

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      BUILDING PRODUCTS -- (CONTINUED)
         Simpson Manufacturing Co., Inc. ...................       2,961   $      82,197
         Trex Co., Inc.* ...................................       1,129          18,583
         Universal Forest Products, Inc. ...................       1,376          37,028
                                                                           -------------
                                                                                 372,183
                                                                           -------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.6%
         ABM Industries, Inc. ..............................       3,519          67,037
         American Ecology Corp. ............................         854          17,276
         American Reprographics Co.* .......................       1,988          13,717
         AMREP Corp.* ......................................         277           8,665
         ATC Technology Corp.* .............................       1,779          26,027
         Bowne & Co., Inc. .................................       2,738          16,100
         Cenveo, Inc.* .....................................       3,003          13,363
         Clean Harbors, Inc.* ..............................       1,097          69,594
         Comfort Systems USA, Inc. .........................       3,361          35,828
         Consolidated Graphics, Inc.* ......................         752          17,025
         Cornell Cos., Inc.* ...............................         843          15,671
         Courier Corp. .....................................         824          14,750
         Deluxe Corp. ......................................       3,775          56,474
         Energy Solutions, Inc. ............................       2,281          12,888
         EnerNOC, Inc.* ....................................       1,494          11,115
         Ennis, Inc. .......................................       1,949          23,602
         Fuel Tech, Inc.* ..................................       1,231          13,036
         G & K Services, Inc. - Class A ....................       1,574          31,826
         GeoEye, Inc.* .....................................       1,359          26,134
         Healthcare Services Group, Inc. ...................       2,450          39,029
         Herman Miller, Inc. ...............................       4,035          52,576
         HNI Corp. .........................................       3,713          58,814
         ICT Group, Inc.* ..................................       2,874          13,163
         Innerworkings, Inc.* ..............................       1,930          12,642
         Interface, Inc. - Class A .........................       3,225          14,964
         Kimball International, Inc. - Class B .............       2,860          24,625
         Knoll, Inc. .......................................       2,982          26,898
         M&F Worldwide Corp.* ..............................       1,083          16,732
         McGrath RentCorp ..................................       1,520          32,467
         Metalico, Inc.* ...................................       6,723          10,421
         Mine Safety Appliances Co. ........................       2,263          54,108
         Mobile Mini, Inc.* ................................       2,178          31,407
         Multi-Color Corp. .................................         681          10,773

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
         PRG-Schultz International, Inc.* ..................       2,879   $      11,746
         Rollins, Inc. .....................................       2,361          42,687
         Schawk, Inc. ......................................       1,303          14,932
         Standard Parking Corp.* ...........................         568          10,985
         Standard Register Co. .............................       1,208          10,788
         Sykes Enterprises, Inc.* ..........................       1,792          34,263
         Team, Inc.* .......................................       1,074          29,750
         Tetra Tech, Inc.* .................................       3,494          84,380
         The GEO Group, Inc.* ..............................       3,193          57,570
         United Stationers, Inc.* ..........................       1,909          63,932
         Viad Corp. ........................................       1,605          39,708
         Waste Connections, Inc.* ..........................       4,788         151,157
         Waste Services, Inc.* .............................       1,897          12,482
                                                                           -------------
                                                                               1,453,127
                                                                           -------------
      CONSTRUCTION & ENGINEERING -- 1.0%
         Dycom Industries, Inc.* ...........................       3,447          28,334
         EMCOR Group, Inc.* ................................       5,102         114,438
         Furmanite Corp.* ..................................       2,481          13,373
         Granite Construction, Inc. ........................       2,620         115,097
         Great Lakes Dredge & Dock Corp. ...................       3,486          14,467
         Insituform Technologies, Inc. - Class A* ..........       2,163          42,589
         Integrated Electrical Services, Inc.* .............       1,186          10,389
         Layne Christensen Co.* ............................       1,430          34,334
         MasTec, Inc.* .....................................       2,634          30,502
         Michael Baker Corp.* ..............................         534          19,710
         Northwest Pipe Co.* ...............................         651          27,739
         Orion Marine Group, Inc.* .........................       1,408          13,601
         Perini Corp.* .....................................       3,811          89,101
         Pike Electric Corp.* ..............................       1,200          14,760
         Sterling Construction Co., Inc.* ..................         675          12,515
                                                                           -------------
                                                                                 580,949
                                                                           -------------
      ELECTRICAL EQUIPMENT -- 2.0%
         Acuity Brands, Inc. ...............................       2,523          88,078
         Advanced Battery Technologies, Inc.* ..............       3,809          10,132
         Akeena Solar, Inc.* ...............................       6,146          10,571
         American Superconductor Corp.* ....................       2,735          44,608

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      ELECTRICAL EQUIPMENT -- (CONTINUED)
         AZZ, Inc.* ........................................         957   $      24,021
         Baldor Electric Co. ...............................       4,007          71,525
         Belden, Inc. ......................................       3,674          76,713
         Brady Corp. - Class A .............................       4,049          96,974
         China BAK Battery, Inc.* ..........................       5,504           8,916
         Coleman Cable, Inc.* ..............................       2,529          11,456
         Encore Wire Corp. .................................       1,487          28,194
         Ener1, Inc.* ......................................       1,700          12,155
         Energy Conversion Devices, Inc.* ..................       2,755          69,454
         EnerSys, Inc.* ....................................       2,107          23,177
         Evergreen Solar, Inc.* ............................       8,377          26,723
         Franklin Electric Co., Inc. .......................       1,376          38,679
         FuelCell Energy, Inc.* ............................       4,044          15,691
         Fushi Copperweld, Inc.* ...........................       2,380          12,543
         GrafTech International, Ltd.* .....................       7,964          66,260
         GT Solar International, Inc.* .....................       3,824          11,051
         Harbin Electric, Inc.* ............................       1,471          11,753
         II-VI, Inc.* ......................................       1,357          25,905
         LaBarge, Inc.* ....................................         771          11,064
         LSI Industries, Inc. ..............................       1,623          11,150
         Orion Energy Systems, Inc* ........................       2,058          11,134
         Polypore International, Inc.* .....................       1,437          10,864
         Powell Industries, Inc.* ..........................         559          16,222
         PowerSecure International, Inc.* ..................       3,396          11,173
         Preformed Line Products Co. .......................         194           8,932
         Regal-Beloit Corp. ................................       2,497          94,861
         Smith (A.O.) Corp. ................................       1,589          46,907
         Ultralife Corp.* ..................................         837          11,224
         Vicor Corp. .......................................       1,799          11,891
         Woodward Governor Co. .............................       3,911          90,031
                                                                           -------------
                                                                               1,120,032
                                                                           -------------
      INDUSTRIAL CONGLOMERATES -- 0.4%
         Otter Tail Corp. ..................................       2,888          67,377
         Raven Industries, Inc. ............................         861          20,750
         Seaboard Corp. ....................................          47          56,118
         Standex International Corp. .......................         918          18,213

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INDUSTRIAL CONGLOMERATES -- (CONTINUED)
         Tredegar Industries Corp. .........................       1,918   $      34,869
                                                                           -------------
                                                                                 197,327
                                                                           -------------
      MACHINERY -- 3.0%
         3-D Systems Corp.* ................................       1,445          11,473
         Actuant Corp. - Class A ...........................       3,390          64,478
         ALAMO Group, Inc. .................................         769          11,497
         Albany International Corp. - Class A ..............       2,660          34,154
         Altra Holdings, Inc.* .............................       1,663          13,154
         American Railcar Industries, Inc. .................       1,129          11,888
         Ampco-Pittsburgh Corp. ............................         586          12,716
         Astec Industries, Inc.* ...........................       1,071          33,554
         Badger Meter, Inc. ................................         818          23,738
         Barnes Group, Inc. ................................       3,035          44,007
         Blount International, Inc.* .......................       2,970          28,156
         Briggs & Stratton Corp. ...........................       4,068          71,556
         Cascade Corp. .....................................         853          25,471
         Chart Industries, Inc.* ...........................       1,789          19,017
         China Fire & Security Group, Inc.* ................       1,691          11,516
         CIRCOR International, Inc. ........................       1,118          30,745
         Clarcor, Inc. .....................................       3,388         112,414
         Colfax Corp.* .....................................       1,325          13,767
         Columbus McKinnon Corp.* ..........................       1,635          22,318
         Dynamic Materials Corp. ...........................         835          16,124
         Energy Recovery, Inc.* ............................       1,509          11,438
         EnPro Industries, Inc.* ...........................       1,557          33,538
         ESCO Technologies, Inc.* ..........................       1,492          61,097
         Federal Signal Corp. ..............................       3,989          32,750
         Flow International, Corp.* ........................       4,681          11,328
         Force Protection, Inc.* ...........................       4,554          27,233
         FreightCar America, Inc. ..........................         913          16,681
         Graham Corp. ......................................         965          10,441
         Greenbrier Cos., Inc. .............................       1,730          11,885
         Hurco Cos., Inc.* .................................         919          11,028
         K-Tron International, Inc.* .......................         211          16,859
         Kadant, Inc.* .....................................       1,164          15,691
         Kaydon Corp. ......................................       2,172          74,608
         Key Technology, Inc.* .............................         637          12,033

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      MACHINERY -- (CONTINUED)
         L.B. Foster Co. - Class A* ........................         856   $      26,776
         Lindsay Corp. .....................................         718          22,825
         Lydall, Inc.* .....................................       1,934          11,120
         Middleby Corp.* ...................................       1,074          29,288
         Mueller Industries, Inc. ..........................       2,866          71,879
         Mueller Water Products, Inc. - Class A ............       8,780          73,752
         NACCO Industries, Inc. - Class A ..................         566          21,174
         Nordson Corp. .....................................       2,067          66,743
         Omega Flex, Inc. ..................................         440           9,214
         PMFG, Inc.* .......................................       1,247          11,921
         RBC Bearings, Inc.* ...............................       1,367          27,723
         Robbins & Myers, Inc. .............................       2,123          34,329
         Sauer-Danfoss, Inc. ...............................       1,244          10,885
         Sun Hydraulics Corp. ..............................         665          12,529
         Tecumseh Products Co. - Class A* ..................       1,442          13,814
         Tennant Co. .......................................       1,111          17,109
         The Gorman-Rupp Co. ...............................         750          23,340
         Thermadyne Holdings Corp.* ........................       1,450           9,962
         Titan International, Inc. .........................       1,995          16,459
         Titan Machinery, Inc.* ............................         780          10,967
         Twin Disc, Inc. ...................................       1,593          10,976
         Wabash National Corp. .............................       2,690          12,105
         Wabtec Corp. ......................................       2,916         115,911
         Watts Water Technologies, Inc. - Class A ..........       2,344          58,530
                                                                           -------------
                                                                               1,677,684
                                                                           -------------
      MARINE -- 0.2%
         American Commercial Lines, Inc.* ..................       2,257          11,059
         Eagle Bulk Shipping, Inc. .........................       3,288          22,424
         Genco Shipping & Trading, Ltd. ....................       1,719          25,441
         Horizon Lines, Inc. - Class A .....................       3,518          12,278
         International Shipholding Corp. ...................         375           9,499
         TBS International, Ltd. - Class A* ................       1,284          12,879
         Ultrapetrol Bahamas, Ltd.* ........................       3,443          10,983
                                                                           -------------
                                                                                 104,563
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

SMALL-CAP STRATEGY FUND
   INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      PROFESSIONAL SERVICES -- 1.5%
         Administaff, Inc. .................................       1,311   $      28,422
         CBIZ, Inc.* .......................................       2,337          20,215
         CDI Corp. .........................................       1,113          14,402
         COMSYS IT Partners, Inc.* .........................       4,174           9,350
         CoStar Group, Inc.* ...............................       1,209          39,824
         CRA International, Inc.* ..........................         707          19,039
         Duff & Phelps Corp. - Class A* ....................         564          10,784
         Exponent, Inc.* ...................................         797          23,974
         First Advantage Corp. - Class A* ..................         877          12,410
         Heidrick & Struggles International, Inc. ..........       1,290          27,787
         Hill International, Inc.* .........................       1,739          12,243
         Hudson Highland Group, Inc.* ......................       3,150          10,552
         Huron Consulting Group, Inc.* .....................       1,202          68,839
         ICF International, Inc.* ..........................         407          10,000
         Kelly Services, Inc. - Class A ....................       2,277          29,624
         Kforce, Inc.* .....................................       2,263          17,380
         Korn/Ferry International, Inc.* ...................       3,554          40,587
         LECG Corp.* .......................................       2,013          13,507
         MPS Group, Inc.* ..................................       7,966          59,984
         Navigant Consulting, Inc.* ........................       2,792          44,309
         Odyssey Marine Exploration, Inc.* .................       3,565          11,479
         On Assignment, Inc.* ..............................       2,935          16,641
         Resources Connection, Inc.* .......................       2,555          41,851
         School Specialty, Inc.* ...........................       1,556          29,751
         Spherion Corp.* ...................................       6,634          14,661
         The Advisory Board Co.* ...........................       1,018          22,701
         TrueBlue, Inc.* ...................................       3,561          34,079
         Volt Information Sciences, Inc.* ..................       1,493          10,794
         VSE Corp. .........................................         296          11,612
         Watson Wyatt Worldwide, Inc. - Class A ............       2,757         131,840
                                                                           -------------
                                                                                 838,641
                                                                           -------------
      ROAD & RAIL -- 0.8%
         Amerco, Inc.* .....................................         722          24,931
         Arkansas Best Corp. ...............................       1,846          55,583

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      ROAD & RAIL -- (CONTINUED)
         Celadon Group, Inc.* ..............................       1,858   $      15,849
         Genesee & Wyoming, Inc. - Class A* ................       1,937          59,079
         Heartland Express, Inc. ...........................       3,898          61,432
         Knight Transportation, Inc. .......................       3,467          55,888
         Marten Transport, Ltd.* ...........................       1,199          22,733
         Old Dominion Freight Line, Inc.* ..................       1,817          51,712
         Patriot Transportation Holding, Inc.* .............         100           7,007
         Saia, Inc.* .......................................       1,179          12,804
         Werner Enterprises, Inc. ..........................       3,671          63,655
         YRC Worldwide, Inc.* ..............................       4,989          14,318
                                                                           -------------
                                                                                 444,991
                                                                           -------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.7%
         Aceto Corp. .......................................       1,723          17,247
         Aircastle, Ltd. ...................................       4,575          21,868
         Applied Industrial Technologies, Inc. .............       3,180          60,166
         Beacon Roofing Supply, Inc.* ......................       3,204          44,472
         DXP Enterprises, Inc.* ............................         770          11,250
         H&E Equipment Services, Inc.* .....................       1,425          10,987
         Houston Wire & Cable Co. ..........................       1,199          11,163
         Interline Brands, Inc.* ...........................       2,748          29,211
         Kaman Corp. .......................................       2,112          38,291
         Lawson Products, Inc. .............................         430           9,825
         RSC Holdings, Inc.* ...............................       2,764          23,549
         Rush Enterprises, Inc. - Class A* .................       2,880          24,682
         TAL International Group, Inc. .....................       1,089          15,355
         Textainer Group Holdings, Ltd. ....................       1,164          12,338
         Watsco, Inc. ......................................       1,543          59,251
                                                                           -------------
                                                                                 389,655
                                                                           -------------
      TRANSPORTATION INFRASTRUCTURE -- 0.0%
         CAI International, Inc.* ..........................       3,121           9,893
                                                                           -------------
         TOTAL INDUSTRIALS .................................                   8,969,523
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   INFORMATION TECHNOLOGY -- 14.4%
      COMMUNICATIONS EQUIPMENT -- 2.4%
         3Com Corp.* .......................................      34,496   $      78,651
         Acme Packet, Inc.* ................................       2,343          12,324
         Adtran, Inc. ......................................       3,831          57,005
         Airvana, Inc.* ....................................       1,817          11,120
         Anaren, Inc.* .....................................       1,241          14,830
         Arris Group, Inc.* ................................      10,241          81,416
         Aruba Networks, Inc.* .............................       4,245          10,825
         Avocent Corp.* ....................................       3,719          66,607
         Bel Fuse, Inc. - Class B ..........................         937          19,864
         BigBand Networks, Inc.* ...........................       1,807           9,975
         Black Box Corp. ...................................       1,388          36,255
         Blue Coat Systems, Inc.* ..........................       2,074          17,422
         Cogo Group, Inc.* .................................       2,219          10,784
         Comtech Telecommunications Corp.* .................       1,479          67,768
         DG FastChannel, Inc.* .............................       1,097          13,691
         Digi International, Inc.* .........................       1,982          16,074
         EMS Technologies, Inc.* ...........................       1,273          32,932
         Emulex Corp.* .....................................       7,144          49,865
         Extreme Networks, Inc.* ...........................       7,086          16,581
         Globecomm Systems, Inc.* ..........................       1,996          10,958
         Harmonic, Inc.* ...................................       7,542          42,311
         Harris Stratex Networks, Inc. - Class A* ..........       2,178          11,238
         Hughes Communications, Inc.* ......................         654          10,425
         Infinera Corp.* ...................................       5,586          50,051
         InterDigital, Inc.* ...............................       2,658          73,095
         Ixia* .............................................       3,095          17,889
         Loral Space & Communications, Inc.* ...............       1,111          16,143
         NETGEAR, Inc.* ....................................       2,857          32,598
         Neutral Tandem, Inc.* .............................         970          15,733
         Oplink Communications, Inc.* ......................       1,661          14,285
         Opnext, Inc.* .....................................       5,928          10,374
         Parkervision, Inc.* ...............................       3,809           9,408
         PC-Tel, Inc. ......................................       1,868          12,273
         Plantronics, Inc. .................................       4,126          54,463
         Polycom, Inc.* ....................................       5,441          73,508
         Riverbed Technology, Inc.* ........................       3,694          42,075
         SeaChange International, Inc.* ....................       2,330          16,799
         ShoreTel, Inc.* ...................................       2,960          13,290

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         Starent Networks Corp.* ...........................       1,809   $      21,581
         Sycamore Networks, Inc.* ..........................      15,954          42,916
         Symmetricom, Inc.* ................................       4,128          16,306
         Tekelec* ..........................................       5,113          68,207
         Viasat, Inc.* .....................................       1,872          45,078
                                                                           -------------
                                                                               1,344,993
                                                                           -------------
      COMPUTERS & PERIPHERALS -- 0.8%
         3Par, Inc.* .......................................       1,688          12,879
         Adaptec, Inc.* ....................................      10,777          35,564
         Avid Technology, Inc.* ............................       2,507          27,351
         Compellent Technologies, Inc.* ....................       1,014           9,866
         Data Domain, Inc.* ................................       1,861          34,987
         Electronics for Imaging, Inc.* ....................       4,548          43,479
         Hutchinson Technology, Inc.* ......................       3,407          11,856
         Imation Corp. .....................................       2,568          34,848
         Immersion Corp.* ..................................       1,927          11,350
         Intermec, Inc.* ...................................       3,672          48,764
         Intevac, Inc.* ....................................       2,196          11,134
         Netezza Corp.* ....................................       2,178          14,462
         Novatel Wireless, Inc.* ...........................       2,481          11,512
         Palm, Inc.* .......................................       7,156          21,969
         Prestek, Inc.* ....................................       3,752          12,044
         Rackable Systems, Inc.* ...........................       2,708          10,670
         Rimage Corp.* .....................................         794          10,648
         STEC, Inc.* .......................................       2,486          10,590
         Stratasys, Inc.* ..................................       1,270          13,653
         Super Micro Computer, Inc.* .......................       1,598          10,115
         Synaptics, Inc.* ..................................       2,013          33,335
                                                                           -------------
                                                                                 431,076
                                                                           -------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.8%
         Agilysys, Inc. ....................................       2,374          10,184
         Anixter International, Inc.* ......................       2,415          72,740
         Benchmark Electronics, Inc.* ......................       5,350          68,320
         Brightpoint, Inc.* ................................       4,435          19,292
         Checkpoint Systems, Inc.* .........................       3,353          32,994

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS --
         (CONTINUED)
         China Security & Surveillance Technology, Inc.* ...       2,287   $      10,131
         Cogent, Inc.* .....................................       2,347          31,849
         Cognex Corp. ......................................       2,250          33,300
         Coherent, Inc.* ...................................       1,944          41,718
         Comverge, Inc.* ...................................       2,358          11,554
         CPI International, Inc.* ..........................       1,361          11,786
         CTS Corp. .........................................       2,978          16,409
         Daktronics, Inc. ..................................       1,968          18,421
         DTS, Inc.* ........................................       1,007          18,478
         Echelon Corp.* ....................................       1,779          14,499
         Electro Rent Corp. ................................       1,504          16,785
         Electro Scientific Industries, Inc.* ..............       2,473          16,792
         Faro Technologies, Inc.* ..........................       1,033          17,416
         Gerber Scientific, Inc.* ..........................       2,475          12,647
         ICx Technologies, Inc.* ...........................       1,506          11,913
         Insight Enterprises, Inc.* ........................       4,000          27,600
         IPG Photonics Corp.* ..............................         823          10,847
         L-1 Identity Solutions, Inc.* .....................       6,127          41,296
         Littelfuse, Inc.* .................................       1,605          26,643
         Maxwell Technologies, Inc.* .......................       2,178          11,042
         Measurement Specialties, Inc.* ....................       1,551          10,779
         Mercury Computer Systems, Inc.* ...................       1,855          11,705
         Methode Electronics, Inc. .........................       3,657          24,648
         MTS Systems Corp. .................................       1,280          34,099
         Multi-Fineline Electronix, Inc.* ..................         973          11,374
         Newport Corp.* ....................................       2,882          19,540
         OSI Systems, Inc.* ................................       1,079          14,944
         Park Electrochemical Corp. ........................       1,262          23,928
         PC Connection, Inc.* ..............................       2,529          12,949
         PC Mall, Inc.* ....................................       2,922          11,717
         Plexus Corp.* .....................................       2,528          42,850
         Radisys Corp.* ....................................       2,192          12,122
         Rofin-Sinar Technologies, Inc.* ...................       1,873          38,546
         Rogers Corp.* .....................................       1,442          40,044
         ScanSource, Inc.* .................................       1,711          32,971
         Synnex Corp.* .....................................       1,442          16,338
         Technitrol, Inc. ..................................       3,222          11,213

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS --
         (CONTINUED)
         TTM Technologies, Inc.* ...........................       3,359   $      17,500
         Universal Display Corp.* ..........................       1,817          17,171
                                                                           -------------
                                                                               1,009,094
                                                                           -------------
      INTERNET SOFTWARE & SERVICES -- 1.7%
         Ariba, Inc.* ......................................       5,419          39,071
         AsiaInfo Holdings, Inc.* ..........................       2,029          24,023
         Bankrate, Inc.* ...................................         708          26,904
         Chordiant Software, Inc.* .........................       4,413          11,739
         comScore, Inc.* ...................................       1,055          13,451
         Constant Contact, Inc.* ...........................       1,073          14,217
         DealerTrack Holdings, Inc.* .......................       2,598          30,890
         Digital River, Inc.* ..............................       2,301          57,065
         DivX, Inc.* .......................................       2,112          11,046
         EarthLink, Inc.* ..................................       5,943          40,175
         GSI Commerce, Inc.* ...............................       1,534          16,138
         Infospace, Inc.* ..................................       2,274          17,169
         Internap Network Services Corp.* ..................       3,975           9,938
         Internet Capital Group, Inc.* .....................       2,984          16,263
         Interwoven, Inc.* .................................       2,632          33,163
         j2 Global Communications, Inc.* ...................       2,595          52,004
         Keynote Systems, Inc.* ............................       1,429          11,018
         Limelight Networks, Inc.* .........................       4,452          10,907
         LoopNet, Inc.* ....................................       1,742          11,880
         Marchex, Inc. - Class B ...........................       2,015          11,747
         MercadoLibre, Inc.* ...............................       1,563          25,649
         ModusLink Global Solutions, Inc.* .................       4,189          12,106
         NIC, Inc. .........................................       2,463          11,330
         Omniture, Inc.* ...................................       3,924          41,751
         Perficient, Inc.* .................................       2,866          13,700
         Rackspace Hosting, Inc.* ..........................       1,767           9,506
         RealNetworks, Inc.* ...............................       6,407          22,617
         S1 Corp.* .........................................       2,787          21,989
         SAVVIS, Inc.* .....................................       2,242          15,447
         SonicWALL, Inc.* ..................................       3,981          15,844
         SupportSoft, Inc.* ................................       5,191          11,576
         Switch And Data Facilities Co., Inc.* .............       1,572          11,617
         TechTarget, Inc.* .................................       2,715          11,729
         Terremark Worldwide, Inc.* ........................       3,386          13,172

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INTERNET SOFTWARE & SERVICES -- (CONTINUED)
         The Knot, Inc.* ...................................       1,514   $      12,597
         TheStreet.com, Inc. ...............................       3,710          10,759
         United Online, Inc. ...............................       6,203          37,652
         ValueClick, Inc.* .................................       5,389          36,861
         Vignette Corp.* ...................................       1,731          16,289
         VistaPrint, Ltd.* .................................       2,648          49,279
         Vocus, Inc.* ......................................       1,004          18,283
         Web.com Group, Inc.* ..............................       2,999          10,976
         Websense, Inc.* ...................................       2,751          41,182
                                                                           -------------
                                                                                 930,719
                                                                           -------------
      IT SERVICES -- 1.7%
         Acxiom Corp. ......................................       5,251          42,586
         CACI International, Inc. - Class A* ...............       2,253         101,588
         Cass Information Systems, Inc. ....................         315           9,595
         China Information Security Technology, Inc.* ......       3,149          11,336
         CIBER, Inc.* ......................................       4,662          22,424
         CSG Systems International, Inc.* ..................       2,300          40,181
         CyberSource Corp.* ................................       4,304          51,605
         Euronet Worldwide, Inc.* ..........................       4,066          47,206
         ExlService Holdings, Inc.* ........................       1,335          11,441
         Forrester Research, Inc.* .........................         775          21,863
         Gartner, Inc.* ....................................       3,561          63,493
         Global Cash Access Holdings, Inc.* ................       4,681          10,392
         Heartland Payment Systems, Inc. ...................       1,519          26,582
         iGate Corp.* ......................................       1,878          12,226
         infoGROUP, Inc. ...................................       2,927          13,874
         Integral Systems, Inc.* ...........................         939          11,315
         Mantech International Corp. - Class A* ............       1,151          62,373
         MAXIMUS, Inc. .....................................       1,312          46,064
         NCI, Inc. - Class A* ..............................         342          10,304
         Ness Technologies, Inc.* ..........................       3,251          13,914
         Online Resources Corp.* ...........................       2,332          11,054
         Perot Systems Corp. - Class A* ....................       6,992          95,581
         RightNow Technologies, Inc.* ......................       1,661          12,839
         Sapient Corp.* ....................................       5,450          24,198
         SRA International, Inc. - Class A* ................       3,060          52,785

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      IT SERVICES -- (CONTINUED)
         Syntel, Inc. ......................................         715   $      16,531
         Teletech Holdings, Inc.* ..........................       2,138          17,852
         The Hackett Group, Inc.* ..........................       3,913          11,426
         TNS, Inc.* ........................................       1,506          14,141
         VeriFone Holdings, Inc.* ..........................       4,940          24,206
         Virtusa Corp.* ....................................       1,859          10,485
         Wright Express Corp.* .............................       2,306          29,056
                                                                           -------------
                                                                                 950,516
                                                                           -------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.4%
         Actel Corp.* ......................................       2,023          23,710
         Advanced Analogic Technologies, Inc.* .............       3,643          11,002
         Advanced Energy Industries, Inc.* .................       2,622          26,089
         Amkor Technology, Inc.* ...........................       8,664          18,887
         Applied Micro Circuits Corp.* .....................       5,144          20,216
         Atheros Communications, Inc.* .....................       3,650          52,231
         ATMI, Inc.* .......................................       1,952          30,119
         Brooks Automation, Inc.* ..........................       4,944          28,725
         Cabot Microelectronics Corp.* .....................       1,351          35,221
         Cavium Networks, Inc.* ............................       1,784          18,750
         Ceva, Inc.* .......................................       1,672          11,704
         Cirrus Logic, Inc.* ...............................       4,630          12,408
         Cohu, Inc. ........................................       1,913          23,243
         Cymer, Inc.* ......................................       2,276          49,867
         Diodes, Inc.* .....................................       1,885          11,423
         DSP Group, Inc.* ..................................       2,095          16,802
         Exar Corp.* .......................................       3,050          20,343
         FEI Co.* ..........................................       3,102          58,504
         Formfactor, Inc.* .................................       3,431          50,093
         Hittite Microwave Corp.* ..........................       1,108          32,642
         IXYS Corp. ........................................       1,502          12,406
         Kopin Corp.* ......................................       5,818          11,869
         Micrel, Inc. ......................................       2,876          21,024
         Microsemi Corp.* ..................................       4,682          59,180
         Microtune, Inc.* ..................................       4,887           9,969
         MKS Instruments, Inc.* ............................       4,159          61,512
         Monolithic Power Systems, Inc.* ...................       1,587          20,012
         NetLogic Microsystems, Inc.* ......................       1,057          23,265
         NVE Corp.* ........................................         389          10,165

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- (CONTINUED)
         Omnivision Technologies, Inc.* ....................       4,061   $      21,320
         Pericom Semiconductor Corp.* ......................       1,923          10,538
         PLX Technology, Inc.* .............................       6,463          11,116
         PMC-Sierra, Inc.* .................................      14,894          72,385
         Power Integrations, Inc. ..........................       1,784          35,466
         Rubicon Technology, Inc.* .........................       2,272           9,679
         Rudolph Technologies, Inc.* .......................       3,027          10,685
         Semitool, Inc.* ...................................       3,838          11,706
         Semtech Corp.* ....................................       3,690          41,586
         Sigma Designs, Inc.* ..............................       1,725          16,387
         Silicon Image, Inc.* ..............................       4,565          19,173
         Silicon Storage Technology, Inc.* .................       7,224          16,543
         Skyworks Solutions, Inc.* .........................      11,076          61,361
         Standard Microsystems Corp.* ......................       1,664          27,190
         Supertex, Inc.* ...................................         605          14,526
         Techwell, Inc.* ...................................       1,810          11,765
         Tessera Techonologies, Inc.* ......................       2,946          34,998
         Transmeta Corp.* ..................................         643          11,703
         TriQuint Semiconductor, Inc.* .....................      11,415          39,268
         Ultra Clean Holdings* .............................       5,504          11,063
         Ultratech, Inc.* ..................................       1,401          16,756
         Veeco Instruments, Inc.* ..........................       2,080          13,187
         Volterra Semiconductor Corp.* .....................       1,542          11,025
         Zoran Corp.* ......................................       4,314          29,465
                                                                           -------------
                                                                               1,340,272
                                                                           -------------
      SOFTWARE -- 3.6%
         ACI Worldwide, Inc.* ..............................       2,034          32,341
         Actuate Corp.* ....................................       3,993          11,819
         Advent Software, Inc.* ............................       1,177          23,505
         American Software, Inc. - Class A .................       2,584          12,145
         ArcSight, Inc.* ...................................       1,540          12,335
         Blackbaud, Inc. ...................................       2,802          37,827
         Blackboard, Inc.* .................................       1,860          48,788
         Bottomline Technologies, Inc.* ....................       1,867          13,256

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      SOFTWARE -- (CONTINUED)
         Callidus Software, Inc.* ..........................       3,738   $      11,177
         CommVault Systems, Inc.* ..........................       2,541          34,075
         Concur Technologies, Inc.* ........................       2,523          82,805
         Deltek, Inc.* .....................................       2,100           9,744
         DemandTec, Inc.* ..................................       1,475          11,903
         Double-Take Software, Inc.* .......................       1,326          11,894
         Ebix, Inc.* .......................................         446          10,659
         Epicor Software Corp.* ............................       4,728          22,694
         EPIQ Systems, Inc.* ...............................       2,371          39,619
         Fair Isaac & Co., Inc. ............................       3,984          67,170
         FalconStor Software, Inc.* ........................       3,991          11,095
         Guidance Software, Inc.* ..........................       2,922          11,922
         i2 Technologies, Inc.* ............................       1,833          11,713
         Informatica Corp.* ................................       5,136          70,517
         Interactive Intelligence, Inc.* ...................       1,823          11,685
         Jack Henry & Associates, Inc. .....................       4,539          88,102
         JDA Software Group, Inc.* .........................       1,995          26,194
         Kenexa Corp.* .....................................       1,518          12,114
         Lawson Software, Inc.* ............................       7,107          33,687
         Macrovision Solutions Corp.* ......................       6,348          80,302
         Manhattan Associates, Inc.* .......................       1,355          21,423
         Mentor Graphics Corp.* ............................       7,388          38,196
         MICROS Systems, Inc.* .............................       4,910          80,131
         MicroStrategy, Inc. - Class A* ....................         599          22,241
         Monotype Imaging Holdings, Inc.* ..................       2,078          12,052
         MSC.Software Corp.* ...............................       3,613          24,135
         Net 1 UEPS Technologies, Inc.* ....................       3,021          41,388
         NetScout Systems, Inc.* ...........................       2,141          18,455
         NetSuite, Inc.* ...................................       1,393          11,757
         Opnet Technologies, Inc.* .........................       1,159          11,428
         Parametric Technology Corp.* ......................       6,867          86,868
         Pegasystems, Inc. .................................         819          10,123
         Phoenix Technologies, Ltd.* .......................       3,317          11,609

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      SOFTWARE -- (CONTINUED)
         Progress Software Corp.* ..........................       2,503   $      48,208
         PROS Holdings, Inc.* ..............................       1,876          10,787
         Quality Systems, Inc. .............................         978          42,660
         Quest Software, Inc.* .............................       5,805          73,085
         Radiant Systems, Inc.* ............................       3,201          10,787
         Smith Micro Software, Inc.* .......................       1,959          10,892
         Solera Holdings, Inc.* ............................       3,175          76,517
         Sourcefire, Inc.* .................................       1,968          11,021
         SPSS, Inc.* .......................................         985          26,556
         SuccessFactors, Inc.* .............................       1,988          11,411
         Sybase, Inc.* .....................................       5,000         123,850
         Symvx Technologies, Inc.* .........................       2,355          13,989
         Synchronoss Technologies, Inc.* ...................       1,229          13,101
         Take-Two Interactive Software, Inc.* ..............       4,621          34,935
         Taleo Corp. - Class A* ............................       1,561          12,223
         TeleCommunication Systems, Inc. - Class A* ........       1,912          16,424
         The Ultimate Software Group, Inc.* ................       1,517          22,148
         THQ, Inc.* ........................................       4,603          19,287
         TIBCO Software, Inc.* .............................      15,364          79,739
         TiVo, Inc.* .......................................       5,830          41,743
         Tyler Technologies, Inc.* .........................       2,069          24,787
         Vasco Data Security International, Inc.* ..........       1,485          15,340
         Wind River Systems, Inc.* .........................       3,931          35,497
                                                                           -------------
                                                                               2,015,880
                                                                           -------------
      TOTAL INFORMATION TECHNOLOGY .........................                   8,022,550
                                                                           -------------
   MATERIALS -- 3.7%
      CHEMICALS -- 1.8%
         A. Schulman, Inc. .................................       2,298          39,066
         American Vanguard Corp. ...........................       1,064          12,449
         Arch Chemicals, Inc. ..............................       1,848          48,177
         Balchem Corp. .....................................         907          22,593
         Calgon Carbon Corp.* ..............................       3,271          50,243
         Ferro Corp. .......................................       3,162          22,292
         Flotek Industries, Inc.* ..........................       4,840          12,197
         Gentek, Inc.* .....................................         652           9,813
         H.B. Fuller Co. ...................................       3,879          62,491
         ICO, Inc.* ........................................       3,515          11,107

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CHEMICALS -- (CONTINUED)
         Innophos Holdings, Inc. ...........................         715   $      14,164
         Innospec, Inc. ....................................       2,112          12,440
         Koppers Holdings, Inc. ............................       1,774          38,354
         Landec Corp.* .....................................       1,667          10,969
         LSB Industries, Inc.* .............................       1,471          12,239
         Minerals Technologies, Inc. .......................       1,375          56,237
         NewMarket Corp. ...................................         886          30,930
         NL Industries, Inc. ...............................         842          11,283
         Olin Corp. ........................................       5,875         106,220
         OM Group, Inc.* ...................................       2,556          53,957
         Penford Corp. .....................................       1,010          10,221
         PolyOne Corp.* ....................................       7,679          24,189
         Quaker Chemical Corp. .............................         732          12,041
         Rockwood Holdings, Inc.* ..........................       3,502          37,822
         Sensient Technologies Corp. .......................       3,782          90,314
         ShengdaTech, Inc.* ................................       3,054          10,750
         Solutia, Inc.* ....................................       6,605          29,723
         Spartech Corp. ....................................       3,028          18,955
         Stepan Co. ........................................         389          18,279
         W.R. Grace & Co.* .................................       4,655          27,790
         Westlake Chemical Corp. ...........................       1,558          25,380
         Zep, Inc. .........................................       1,064          20,546
         Zoltek Cos., Inc.* ................................       1,577          14,177
                                                                           -------------
                                                                                 977,408
                                                                           -------------
      CONSTRUCTION MATERIALS -- 0.2%
         Headwaters, Inc.* .................................       3,605          24,334
         Texas Industries, Inc. ............................       1,420          48,990
         United States Lime & Minerals, Inc.* ..............         406           9,724
         US Concrete, Inc.* ................................       3,565          11,978
                                                                           -------------
                                                                                  95,026
                                                                           -------------
      CONTAINERS & PACKAGING -- 0.4%
         AEP Industries, Inc.* .............................         667          11,726
         BWAY Holding Co.* .................................       1,531          12,187
         Myers Industries, Inc. ............................       1,932          15,456
         Rock-Tenn Co. - Class A ...........................       2,792          95,431
         Silgan Holdings, Inc. .............................       1,750          83,667
                                                                           -------------
                                                                                 218,467
                                                                           -------------
      METALS & MINING -- 1.0%
         A.M. Castle & Co. .................................       1,470          15,920
         Allied Nevada Gold Corp.* .........................       3,143          15,904

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      METALS & MINING -- (CONTINUED)
         AMCOL International Corp ..........................       1,990   $      41,691
         Brush Engineered Materials, Inc.* .................       1,752          22,285
         Compass Minerals International, Inc. ..............       2,249         131,926
         General Steel Holdings, Inc.* .....................       2,745          10,815
         Haynes International, Inc.* .......................         954          23,488
         Hecla Mining Co.* .................................      12,938          36,226
         Horsehead Holding Corp.* ..........................       2,838          13,339
         Kaiser Aluminum Corp. .............................       1,361          30,650
         Olympic Steel, Inc. ...............................         625          12,731
         Royal Gold, Inc. ..................................       2,464         121,253
         RTI International Metals, Inc.* ...................       1,952          27,933
         Stillwater Mining Co.* ............................       3,124          15,433
         Universal Stainless & Alloy* ......................         876          12,693
         Worthington Industries, Inc. ......................       5,009          55,199
                                                                           -------------
                                                                                 587,486
                                                                           -------------
      PAPER & FOREST PRODUCTS -- 0.3%
         Buckeye Technologies, Inc.* .......................       3,498          12,733
         Clearwater Paper Corp.* ...........................       1,357          11,385
         Deltic Timber Corp. ...............................         595          27,221
         P.H. Glatfelter Co. ...............................       3,523          32,764
         Louisiana-Pacific Corp. ...........................       9,236          14,408
         Mercer International, Inc.* .......................       6,261          12,021
         Neenah Paper, Inc. ................................       1,421          12,562
         Schweitzer-Mauduit International, Inc. ............       1,314          26,306
         Wausau Paper Corp. ................................       3,701          42,340
                                                                           -------------
                                                                                 191,740
                                                                           -------------
      TOTAL MATERIALS ......................................                   2,070,127
                                                                           -------------
   TELECOMMUNICATION SERVICES -- 1.0%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
         Alaska Communications Systems Group, Inc. .........       2,754          25,832
         Cbeyond, Inc.* ....................................       1,499          23,954

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      DIVERSIFIED TELECOMMUNICATION SERVICES -- (CONTINUED)
         Cogent Communications Group, Inc.* ................       2,903   $      18,956
         Consolidated Communications Holdings, Inc. ........       1,809          21,491
         Fairpoint Communications, Inc. ....................       8,131          26,670
         General Communication, Inc. - Class A* ............       3,892          31,486
         Global Crossing, Ltd.* ............................       2,040          16,198
         Hungarian Telephone & Cable Corp.* ................       1,471          12,651
         Iowa Telecommunications Services, Inc. ............       2,847          40,655
         NTELOS Holdings Corp. .............................       1,895          46,731
         Premiere Global Services, Inc.* ...................       4,138          35,628
         Shenandoah Telecommunication Co. ..................       1,456          40,841
         TW Telecom, Inc.* .................................       9,252          78,364
                                                                           -------------
                                                                                 419,457
                                                                           -------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
         Centennial Communications Corp.* ..................       4,185          33,731
         iPCS, Inc.* .......................................       1,795          12,314
         Syniverse Holdings, Inc.* .........................       3,890          46,447
         USA Mobility, Inc.* ...............................       1,988          23,001
                                                                           -------------
                                                                                 115,493
                                                                           -------------
      TOTAL TELECOMMUNICATION SERVICES .....................                     534,950
                                                                           -------------
   UTILITIES -- 4.7%
      ELECTRIC UTILITIES -- 1.8%
         ALLETE, Inc. ......................................       2,096          67,638
         Central Vermont Public Service Corp. ..............         874          20,854
         Cleco Corp. .......................................       4,895         111,753
         El Paso Electric Co.* .............................       3,590          64,943
         Idacorp, Inc. .....................................       3,732         109,907
         ITC Holdings Corp. ................................       2,962         129,380
         MGE Energy, Inc. ..................................       1,789          59,037
         Portland General Electric Co. .....................       5,157         100,407
         The Empire District Electric Co. ..................       2,826          49,738

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      ELECTRIC UTILITIES -- (CONTINUED)
         UIL Holdings Corp. ................................       2,076   $      62,342
         Unisource Energy Corp. ............................       2,865          84,116
         Westar Energy, Inc. ...............................       8,482         173,966
                                                                           -------------
                                                                               1,034,081
                                                                           -------------
      GAS UTILITIES -- 1.7%
         Chesapeake Utilities Corp. ........................         507          15,960
         New Jersey Resources Corp. ........................       3,327         130,917
         Nicor, Inc. .......................................       3,719         129,198
         Northwest Natural Gas Co. .........................       2,198          97,218
         Piedmont Natural Gas Co. ..........................       6,044         191,414
         South Jersey Industries, Inc. .....................       2,301          91,695
         Southwest Gas Corp. ...............................       3,628          91,498
         The Laclede Group, Inc. ...........................       1,698          79,534
         WGL Holdings, Inc. ................................       4,030         131,741
                                                                           -------------
                                                                                 959,175
                                                                           -------------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
         Ormat Technologies, Inc. ..........................       1,086          34,611
                                                                           -------------
      MULTI-UTILITIES -- 0.7%
         Avista Corp. ......................................       4,438          86,008
         Black Hills Corp. .................................       3,038          81,905
         CH Energy Group, Inc. .............................       1,265          65,008
         NorthWestern Corp. ................................       2,929          68,744
         PNM Resources, Inc. ...............................       7,227          72,848
                                                                           -------------
                                                                                 374,513
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      WATER UTILITIES -- 0.4%
         American States Water Co. .........................       1,497   $      49,371
         Cadiz, Inc.* ......................................         906          11,334
         California Water Service Group ....................       1,604          74,474
         Connecticut Water Service, Inc. ...................         613          14,473
         Consolidated Water Co., Inc. ......................       1,087          13,587
         Middlesex Water Co. ...............................         991          17,075
         SJW Corp. .........................................       1,038          31,078
         Southwest Water Co. ...............................       3,170          10,207
                                                                           -------------
                                                                                 221,599
                                                                           -------------
      TOTAL UTILITIES ......................................                   2,623,979
                                                                           -------------
      TOTAL COMMON STOCK
         (COST $50,276,796) ................................                  53,525,488
                                                                           -------------
EXCHANGE-TRADED FUNDS -- 2.4%
         iShares Russell 2000 Value Index Fund
            (Cost $1,901,978) ..............................      27,022       1,328,672
                                                                           -------------
SHORT-TERM INVESTMENTS -- 2.2%
         BlackRock Liquidity Funds TempCash Portfolio -
            Institutional Series ...........................     626,932         626,932
         BlackRock Liquidity Funds TempFund Portfolio -
            Institutional Series ...........................     626,931         626,931
                                                                           -------------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $1,253,863) .................................                   1,253,863
                                                                           -------------
      TOTAL INVESTMENTS -- 100.9%
         (COST $53,432,637)+ ...............................                  56,108,023
      LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9)% ......                    (521,026)
                                                                           -------------
      NET ASSETS -- 100.0% .................................               $  55,586,997
                                                                           =============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $55,161,718. At December 31, 2008, net unrealized appreciation was $946,305. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,032,818, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,086,513.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)
     (Showing Percentage of Net Assets)

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
COMMON STOCK -- 88.3%
   ARGENTINA -- 0.1%
         BBVA Banco Frances SA - ADR .......................       4,500   $      13,590
         Cresud SA - ADR ...................................      13,700         122,615
         Grupo Financiero Galicia SA - ADR* ................      16,400          37,064
         IRSA Inversiones y Representaciones SA - GDR* .....       3,700          16,280
         MercadoLibre, Inc.* ...............................       4,800          78,768
         Petrobras Energia Participaciones SA - ADR ........       2,100          12,789
         Transportadora de Gas del Sur SA - ADR ............      16,900          35,152
                                                                           -------------
      TOTAL ARGENTINA ......................................                     316,258
                                                                           -------------
   AUSTRALIA -- 2.6%
         AGL Energy, Ltd. ..................................       7,306          77,894
         Amcor, Ltd. .......................................      69,307         281,650
         Amcor, Ltd. - ADR .................................       4,091          67,706
         Arana Therapeutics, Ltd.* .........................      65,332          38,169
         Asiano Group ......................................      53,601          57,059
         Australian Worldwide Exploration, Ltd.* ...........       6,354          11,527
         AXA Asia Pacific Holdings, Ltd. ...................       8,002          27,814
         Bank of Queensland, Ltd. ..........................         230           1,607
         Bendigo and Adelaide Bank, Ltd. ...................      14,174         109,656
         BHP Billiton, Ltd. ................................     114,306       2,428,336
         BlueScope Steel, Ltd. .............................     173,332         425,859
         Brickworks, Ltd. ..................................       7,102          48,105
         Caltex Australia, Ltd. ............................       6,540          33,049
         Coca-Cola Amatil, Ltd. ............................      13,867          89,111
         Cochlear, Ltd. ....................................       2,198          85,149
         Computershare, Ltd. ...............................      12,774          69,799
         Crown, Ltd. .......................................       6,800          28,484
         CSL, Ltd. .........................................      11,781         277,818
         CSR, Ltd. .........................................      13,488              --
         Downer EDI, Ltd. ..................................      13,950          37,433
         Emeco Holdings, Ltd. ..............................     166,195          33,237
         Goodman Fielder, Ltd. .............................      84,609          78,653
         Insurance Australia Group, Ltd. ...................      62,765         171,055
         Lion Nathan, Ltd. .................................      38,680         222,208

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   AUSTRALIA -- (CONTINUED)
         Macquarie Airports ................................      80,658   $     135,772
         Metcash, Ltd. .....................................     112,976         345,907
         Newcrest Mining, Ltd. .............................      18,163         432,331
         NIB Holdings, Ltd. ................................      36,058          19,563
         Octaviar, Ltd.* ...................................      28,635              --
         OneSteel, Ltd. ....................................      14,247          24,636
         Origin Energy, Ltd. ...............................      32,767         369,563
         PaperlinX, Ltd. ...................................      34,206          16,790
         Qantas Airways, Ltd. ..............................     108,795         200,434
         QBE Insurance Group, Ltd. .........................      32,267         583,172
         Rio Tinto, Ltd. ...................................      16,543         443,316
         Santos, Ltd. ......................................      13,639         142,908
         Sims Group, Ltd. ..................................       4,784          58,553
         St. George Bank, Ltd.* ............................         266          18,334
         Suncorp-Metway, Ltd. ..............................      41,315         243,523
         Tattersalls, Ltd. .................................      62,413         121,866
         Washington H Soul Pattinson And Co., Ltd. .........       5,543          36,141
         Westfield Group ...................................      13,778         125,087
         Westpac BankingCorp., Ltd. ........................      53,686         643,894
         Woodside Petroleum, Ltd. ..........................      21,269         550,384
         Woolworths, Ltd. ..................................      19,994         372,812
                                                                           -------------
      TOTAL AUSTRALIA ......................................                   9,586,364
                                                                           -------------
   AUSTRIA -- 0.2%
         Erste Bank der oesterreichischen Sparkassen AG ....       8,128         189,251
         Flughafen Wien AG .................................       2,511         113,168
         Oesterreichische Post AG ..........................         854          29,212
         OMV AG ............................................       9,663         256,760
         Rosenbauer International AG .......................         658          20,497
         Telekom Austria AG ................................       3,222          46,881
                                                                           -------------
      TOTAL AUSTRIA ........................................                     655,769
                                                                           -------------
   BELGIUM -- 0.8%
         Accentis* .........................................      43,092           5,990
         Agfa Gevaert NV* ..................................      17,702          46,388
         Anheuser-Busch InBev NV ...........................      12,448         289,082
         Compagnie Immobiliere de Belgique SA ..............         379           7,918

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   BELGIUM -- (CONTINUED)
         Delhaize Group ....................................      10,601   $     655,318
         Delhaize Group - ADR ..............................       3,300         207,702
         Dexia .............................................      46,647         211,489
         Intervest Offices .................................         782          19,334
         Mobistar SA .......................................       7,057         509,054
         Nationale A Portefeuille ..........................         731          35,649
         Punch International NV* ...........................         266           6,976
         Retail Estates ....................................         430          20,593
         Solvay SA .........................................       5,608         416,430
         Tessenderlo Chemie NV .............................       3,723         112,712
         UCB SA ............................................      11,091         361,770
                                                                           -------------
      TOTAL BELGIUM ........................................                   2,906,405
                                                                           -------------
   BERMUDA -- 0.2%
         Aquarius Platinum, Ltd. ...........................       6,243          16,522
         Central European Media Enterprises, Ltd. -
            Class A* .......................................       1,392          30,234
         Credicorp, Ltd. ...................................       4,659         232,764
         Lancashire Holdings, Ltd.* ........................      35,770         220,089
         Seadrill, Ltd. ....................................      17,450         142,217
                                                                           -------------
      TOTAL BERMUDA ........................................                     641,826
                                                                           -------------
   BOTSWANA -- 0.1%
         Barclays Bank of Botswana, Ltd. ...................      89,600          74,768
         Botswana Insurance Holdings, Ltd. .................      23,800          27,356
         First National Bank of Botswana ...................     136,200          36,170
         Letshego ..........................................      19,400          32,818
         Sechaba Breweries, Ltd. ...........................      43,703          87,629
         Standard Chartered Bank of Botswana ...............      27,700          65,990
                                                                           -------------
      TOTAL BOTSWANA .......................................                     324,731
                                                                           -------------
   BRAZIL -- 1.0%
         All America Latina Logistica SA ...................       4,600          19,726
         Anhanguera Educacional Participacoes SA* ..........       3,400          17,656

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   BRAZIL -- (CONTINUED)
         Anhanguera Educacional Participacoes SA ...........          99   $           1
         B2W Companhia Global do Varejo ....................       1,500          15,309
         Banco Bradesco SA .................................       7,500          64,290
         Banco do Brazil SA ................................      36,006         226,659
         BM&FBOVESPA SA ....................................      18,707          48,292
         Bradespar SA ......................................       4,600          37,834
         Brasil Telecom Participacoes SA ...................       1,200          30,309
         Centrais Eletricas Brasileiras SA - ELETROBRAS ....       7,300          81,045
         Cia Brasileira de Distribuicao Grupo
            Pao de Acucar - ADR ............................       5,685         156,679
         Cia De Bebidas Americas ...........................       1,200          43,631
         Cia De Concessoes Rodoviarias .....................       2,100          21,279
         Cia De Saneamento Basico do Estado De Sao Paulo ...       4,300          51,187
         Cia De Transmissao De Energia Eletrica Paulista ...       7,500         135,077
         Cia Energetica De Minas Gerais ....................       1,428          15,339
         Confab Industrial SA ..............................      59,500          95,680
         Cosan SA Industria e Comercio* ....................       4,200          20,244
         CPFL Energia SA ...................................       1,500          19,393
         Cyrela Brazil Realty SA ...........................      31,400         123,876
         Diagnosticos da America SA ........................       2,600          25,063
         EDP Energias do Brasil SA .........................       1,500          14,537
         EDP Renovaveis SA* ................................       9,340          65,327
         Eletropaulo Metropolitana Eletricidade de Sao
            Paulo SA .......................................      16,123         176,302
         Empresa Brasileira de Aeronautica SA ..............      15,200          57,424
         Fertilizantes Fosfatados SA .......................       4,400          21,075
         Gafisa SA .........................................       3,400          15,294

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   BRAZIL -- (CONTINUED)
         Global Village Telecom Holding SA* ................       2,500   $      27,198
         Industrias Romi SA ................................       5,600          18,250
         JBS SA ............................................      18,700          39,533
         LLX Logistica SA* .................................       2,000           1,295
         Localiza Rent A Car SA ............................       2,700           8,220
         Lojas Renner SA ...................................       4,200          28,222
         Lupatech SA* ......................................       1,200          12,046
         Marfrig Frigorificose e Comercio de
            Alimentos SA* ..................................       5,000          16,081
         Mmx Mineracao E Metalicos SA* .....................       2,000           2,376
         MRV Engenharia e Participacoes SA .................       2,200           9,245
         Natura Cosmeticos SA ..............................       4,800          39,087
         Perdigao SA .......................................       6,800          86,720
         Petroleo Brasileiro SA ............................       3,400          69,394
         Petroleo Brasileiro SA sponsored ADR ..............      36,119         884,554
         Redecard SA .......................................      28,927         318,792
         Rossi Residencial SA ..............................       4,600           7,456
         Rossi Residencial SA* .............................       1,015              83
         Souza Cruz SA .....................................       2,700          51,059
         Tele Norte Leste Participacoes SA .................      17,698         253,312
         Telecomunicacoes de Sao Paulo SA ..................       1,000          15,866
         Telemig Celular Participacoes SA ..................       2,342          34,146
         Terna Participacoes SA ............................       2,173          20,491
         Tim Participacoes SA* .............................       5,300          11,159
         Totvs SA ..........................................       1,000          15,862
         Tractebel Energia SA ..............................       2,700          21,477
         Unibanco - Uniao De Bancos Brasileiros SA - ADR ...       2,898         187,269
         Usinas Siderurgicas de Minas Gerais SA ............       1,125          12,471
         Weg SA ............................................       8,800          47,170
                                                                           -------------
      TOTAL BRAZIL .........................................                   3,837,362
                                                                           -------------
   BULGARIA -- 0.1%
         Albena AD .........................................       1,830          36,147

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   BULGARIA -- (CONTINUED)
         Bulgarian American Credit Bank JSCO ...............       2,600   $      23,099
         Central Cooperative Bank AD* ......................      20,482          17,101
         Chimimport AD* ....................................      10,600          16,224
         Doverie Holding AD* ...............................      11,040          45,395
         Olovno Tzinkov Komplex AD* ........................         900           4,360
         Petrol AD* ........................................      37,250         294,221
         Sopharma AD .......................................      14,000          22,242
                                                                           -------------
      TOTAL BULGARIA .......................................                     458,789
                                                                           -------------
   CANADA -- 1.3%
         Alimentation Couche Tard, Inc. ....................       3,400          39,770
         Bank of Montreal ..................................         187           4,734
         Bank of Nova Scotia ...............................       5,000         134,913
         Barrick Gold Corp. ................................      25,637         928,497
         Bird Construction Income Fund .....................         224           3,629
         Canadian Tire Corp., Ltd. .........................       1,700          59,834
         Canfor Pulp Income Fund ...........................       8,700          22,058
         CGI Group, Inc.* ..................................      52,600         409,040
         Computer Modelling Group, Ltd. ....................       3,400          18,866
         Eldorado Gold Corp.* ..............................      11,291          88,261
         Empire Co., Ltd. - Class A ........................       1,800          71,067
         Fairfax Financial Holdings, Ltd. ..................         700         216,918
         GENIVAR INCOME FUND ...............................       5,900         120,437
         George Weston, Ltd. ...............................       1,900          92,268
         Goldcorp, Inc. ....................................       7,200         223,903
         Home Capital Group Inc ............................       1,000          16,039
         Ivanhoe Mines, Ltd.* ..............................      10,981          29,087
         Laurentian Bank of Canada .........................       2,700          75,456
         Loblaw Cos., Ltd. .................................       2,900          82,149
         Manitoba Telecom Services, Inc. ...................       1,400          40,803
         Metro, Inc. - Class A .............................       4,300         128,878
         National Bank of Canada ...........................       2,900          73,528

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CANADA -- (CONTINUED)
         Onex Corp. ........................................       3,800   $      55,992
         Petro-Canada ......................................       2,700          58,440
         Potash Corp. of Saskatchewan, Inc. ................       2,171         157,466
         Power Financial Corp. .............................       1,421          27,511
         Research in Motion, Ltd.* .........................         959          38,916
         Rona, Inc.* .......................................       8,600          83,597
         Royal Bank of Canada ..............................       4,900         143,289
         Seacliff Construction Corp.* ......................       4,400          22,098
         Sino-Forest Corp.* ................................      13,400         107,135
         Talisman Energy, Inc. .............................      51,609         509,192
         The Data Group Income Fund ........................       5,300          18,418
         The Toronto-Dominion Bank .........................       3,900         137,266
         Thompson Creek Metals Co., Inc.* ..................      10,300          40,883
         TransCanada Corp. .................................      15,873         426,494
         Vicwest Income Fund ...............................       3,200          19,933
         Viterra, Inc.* ....................................       9,000          69,259
                                                                           -------------
         TOTAL CANADA ......................................                   4,796,024
                                                                           -------------
      CAYMAN ISLANDS -- 0.0%
         Tingyi Cayman Islands Holding Corp. ...............      96,000         111,654
                                                                           -------------
         TOTAL CAYMAN ISLANDS ..............................                     111,654
                                                                           -------------
      CHILE -- 0.7%
         AES Gener SA ......................................     130,000          39,168
         AFP Cuprum SA .....................................       1,400          17,685
         AFP Provida SA ....................................      31,000          28,215
         Almendral SA ......................................     848,800          62,603
         Antarchile SA .....................................      12,340         118,511
         Banco de Credito e Inversiones ....................       6,100         103,860
         Banco Santander Chile SA ..........................     876,218          28,298
         Banco Santander Chile SA - ADR ....................       3,603         126,213
         Banmedica SA ......................................      31,400          21,188
         Cia Cervecerias Unidas SA .........................       1,000          26,150
         Cia Cervecerias Unidas SA - ADR ...................      19,378         109,472

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CHILE -- (CONTINUED)
         Cia General de Electricidad .......................      17,400   $      73,177
         Colbun SA* ........................................     493,700          77,078
         Distribucion Y Servicio D&S SA ....................     237,000          95,395
         Embotelladora Andina SA ...........................      17,190          31,696
         Empresa Nacional de Electricidad SA ...............     100,176         114,756
         Empresa Nacional de Telecomunicaciones SA .........      13,418         145,287
         Empresas CMPC SA ..................................       4,750          74,166
         Empresas Copec SA .................................      24,700         187,910
         Enersis SA ........................................     294,355          75,985
         Enersis SA - ADR ..................................       2,400          30,576
         Enersur SA ........................................      33,500         135,515
         Grupo Security SA .................................     113,300          18,846
         La Polar SA .......................................      15,300          25,930
         Lan Airlines SA - ADR .............................      13,441         108,200
         Madeco SA* ........................................   1,150,800          80,344
         Masisa SA .........................................     125,000           9,512
         Parque Arauco SA ..................................      95,300          43,362
         Quinenco SA .......................................      46,800          64,628
         S.A.C.I. Falabella ................................      64,800         170,834
         Salfacorp SA ......................................      42,602          34,764
         Sigdo Koppers SA ..................................      60,400          35,543
         Sociedad de Inversiones Pampa Calichera SA ........      60,000          53,197
         Sociedad Matriz Banco de Chile - Class B ..........     945,500          68,251
         Sociedad Quimica y Minera de Chile SA - Class B ...       3,000          71,793
         Sonda SA ..........................................      64,800          61,826
         Vina Concha y Toro SA .............................      25,300          38,312
         Vina Concha y Toro SA - ADR .......................       1,100          33,011
                                                                           -------------
         TOTAL CHILE .......................................                   2,641,257
                                                                           -------------
      CHINA -- 1.5%
         Air China, Ltd. ...................................      46,000          14,437
         Alibaba.Com, Ltd.* ................................      19,000          13,774
         Angang Steel Co., Ltd. ............................     130,000         147,126
         Anhui Conch Cement Co., Ltd.* .....................       8,000          37,206
         Baidu.com - ADR* ..................................         600          78,342

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CHINA -- (CONTINUED)
         Bank of China, Ltd. ...............................     456,000   $     125,640
         Bank of Communications Co., Ltd. ..................      48,000          34,888
         Bengang Steel Pirates Co. .........................     102,600          33,733
         BOE Technology Group Co., Ltd.* ...................      87,300          11,759
         BYD Co., Ltd. .....................................      30,000          49,432
         BYD Electronic International Co., Ltd. ............      48,500          17,190
         China Citic Bank ..................................      84,000          29,061
         China Coal Energy Co. .............................      83,000          67,077
         China Construction Bank Corp. .....................   1,176,000         654,293
         China Eastern Airlines Corp, Ltd.* ................      74,000          11,298
         China Huiyuan Juice Group, Ltd. ...................      29,000          36,330
         China International Marine Containers Co., Ltd. ...      39,000          21,190
         China Medical Technologies, Inc. - ADR ............       1,000          20,260
         China Merchants Property Development Co., Ltd. ....      23,550          22,882
         China Molybdenum Co., Ltd. ........................      52,000          23,894
         China National Building Material Co., Ltd. ........      22,000          26,749
         China National Materials Co., Ltd.* ...............      85,000          51,570
         China Oilfield Services, Ltd. .....................      30,000          24,493
         China Shenhua Energy Co., Ltd. ....................      67,000         143,639
         China Shipping Container Lines Co., Ltd. ..........     195,000          29,739
         China Shipping Development Co., Ltd. ..............      26,000          26,201
         China Southern Airlines Co., Ltd.* ................      81,000          13,676
         China Telecom Corp., Ltd. .........................   2,132,000         805,976

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CHINA -- (CONTINUED)
         China Yurun Food Group, Ltd. ......................      31,000   $      36,668
         Chongqing Changan Automobile Co., Ltd.* ...........     141,600          30,694
         Country Garden Holdings Co., Ltd ..................      58,000          14,352
         Datang International Power Generation Co., Ltd. ...      48,000          25,618
         Dazhong Transportation Group Co., Ltd.* ...........      75,600          32,054
         Focus Media Holding, Ltd. - ADR* ..................       3,300          29,997
         Golden Eagle Retail Group, Ltd. ...................      47,000          33,077
         Guangdong Electric Power Development Co., Ltd. ....      73,300          24,093
         Harbin Power Equipment Co., Ltd. ..................      24,000          20,121
         Huaneng Power International, Inc. .................     342,000         249,207
         Industrial & Commerical Bank of China .............   1,572,104         834,657
         Inner Mongolia Yitai Coal Co. .....................       7,000          17,255
         Jiangsu Expressway Co., Ltd .......................      58,000          43,036
         Maanshan Iron & Steel .............................      46,000          16,558
         Netease.com - ADR* ................................       8,301         183,452
         Parkson Retail Group, Ltd. ........................      35,000          40,069
         PICC Property & Casualty Co., Ltd.* ...............      54,000          29,588
         Ping An Insurance Group Co. of China, Ltd. ........      27,468         134,987
         Semiconductor Manufacturing International Corp.* ..     386,000          16,322
         Shandong Chenming Paper Holdings, Ltd. ............      47,700          19,474
         Shandong Weigao Group Medical Polymer Co., Ltd. ...      28,000          42,619

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CHINA -- (CONTINUED)
         Shanghai Electric Group Co., Ltd.* ................      90,000   $      36,871
         Shanghai Lujiazui Finance & Trade
            Zone Development Co., Ltd. .....................      24,600          22,066
         Shanghai Zhenhua Port Machinery Co. ...............      48,000          32,196
         Sina Corp./China* .................................       1,000          23,150
         Sinopec Shanghai Petrochemical Co., Ltd. ..........      54,000          14,010
         Sinotruk Hong Kong, Ltd. ..........................      55,000          37,279
         Suntech Power Holdings Co., Ltd. - ADR* ...........       1,900          22,230
         Tencent Holdings, Ltd. ............................      71,539         464,841
         Tsingtao Brewery Co., Ltd. ........................      46,000          96,662
         Weichai Power Co., Ltd. ...........................      62,408         118,648
         Yangzijiang Shipbuilding Holdings, Ltd. ...........      56,000          17,903
         Yantai Changyu Pioneer Wine Co. ...................       7,000          24,693
         Yanzhou Coal Mining Co., Ltd. .....................      22,000          16,396
         Zhejiang Expressway Co., Ltd. .....................      58,000          34,352
         Zijin Mining Group Co., Ltd. ......................      60,000          36,812
                                                                           -------------
         TOTAL CHINA .......................................                   5,443,862
                                                                           -------------
      COLOMBIA -- 0.2%
         Almacenes Exito SA ................................      16,300          73,650
         BanColumbia SA - ADR ..............................       7,034         164,244
         Interconexion Electrica SA ........................      50,678         160,018
         Inversiones Argos SA ..............................      34,700         139,659
         Suramericana de Inversiones SA ....................      16,400         112,758
         Textiles Fabricato Tejicondor SA* .................   3,648,125          29,366
                                                                           -------------
      TOTAL COLOMBIA .......................................                     679,695
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      CROATIA -- 0.1%
         Atlantska Plovidba DD .............................       1,188   $     154,861
         Dalekovod DD ......................................         340          24,657
         Ericsson Nikola Tesla .............................         200          45,665
         Institut Gradevinarstva Hrvatske DD ...............          20          13,872
         Koncar-Elektroindustrija DD* ......................         920          69,978
         Podravka DD* ......................................       1,000          49,472
         Privredna Banka Zagreb DD* ........................         830          67,907
         Tankerska Plovidba DD .............................          40          10,606
         VIRO Tvornica Secera ..............................         370          24,750
                                                                           -------------
      TOTAL CROATIA ........................................                     461,768
                                                                           -------------
      CZECH REPUBLIC -- 1.1%
         CEZ AS ............................................      32,509       1,383,005
         Komercni Banka AS .................................      12,194       1,986,555
         Pegas Nonwovens SA ................................       3,800          48,250
         Philip Morris CR AS ...............................         170          54,569
         Telefonica 02 Czech Republic AS ...................       6,203         142,731
         Zentiva NV ........................................       6,700         382,040
                                                                           -------------
      TOTAL CZECH REPUBLIC .................................                   3,997,150
                                                                           -------------
      DENMARK -- 0.5%
         A P Moller-Maersk A/S - Class A ...................          45         246,271
         Alk-Abello A/S ....................................         377          37,254
         Danisco A/S .......................................       2,550         104,144
         DSV A/S ...........................................       7,682          83,600
         Novo Nordisk A/S - Class B ........................      19,366         998,974
         Schouw & Co. A/S ..................................       1,150          17,501
         Vestas Wind Systems A/S* ..........................       5,003         294,411
                                                                           -------------
      TOTAL DENMARK ........................................                   1,782,155
                                                                           -------------
      EGYPT -- 0.2%
         Alexandria Mineral Oils Co. .......................       4,000          34,748
         Arab Cotton Ginning ...............................      32,000          21,646
         Commercial International Bank .....................      18,150         123,294
         Eastern Tobacco Co. ...............................       1,300          42,447
         Egypt Kuwait Holding Co. ..........................      30,249          39,422

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      EGYPT -- (CONTINUED)
         Egyptian Co. for Mobile Services ..................       1,400   $      37,322
         Egyptian Financial & Industrial Co.* ..............       9,064          41,691
         Egyptian for Tourism Resorts ......................      60,000          19,511
         Egyptian International Pharmaceutical Industrial
            Co. ............................................       7,900          38,630
         El Ezz Aldekhela Steel - Alexandria ...............         350          51,123
         El Ezz Steel Co. ..................................      15,000          27,081
         El Sewedy Cables Holding Co.* .....................       3,630          48,365
         El Watany Bank of Egypt* ..........................       5,466          27,026
         Misr Beni Suef Cement Co. .........................       2,350          21,324
         Misr Cement Co. ...................................       2,600          36,750
         National Societe General Bank .....................       4,950          15,589
         Olympic Group Financial Investments ...............       7,000          30,635
         Oriental Weavers ..................................       4,647          19,661
         Sidi Kerir Petrochemcials Co. .....................      23,000          43,145
         Six of October Development & Investment* ..........       1,340          10,412
         South Valley Cement* ..............................      26,897          25,622
         Talaat Moustafa Group* ............................      23,500          13,057
         Telecom Egypt .....................................      30,200          89,257
                                                                           -------------
      TOTAL EGYPT ..........................................                     857,758
                                                                           -------------
      ESTONIA -- 0.2%
         AS Eesti Ehitus ...................................      12,000          17,307
         AS Merko Ehitus* ..................................      14,700          57,214
         AS Tallinna Vesi ..................................       2,900          36,520
         Baltika AS* .......................................      29,700          48,530
         Eesti Telekom .....................................      19,800         108,468
         Merko Ehitus* .....................................      14,700           4,234
         Olympic Entertainment Group AS ....................      31,330          21,741
         Tallink Group, Ltd.* ..............................     433,200         232,624
         Tallinna Kaubamaja AS .............................      14,100          40,933
                                                                           -------------
      TOTAL ESTONIA ........................................                     567,571
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      FINLAND -- 0.7%
         Fortum Oyj ........................................       4,366   $      94,896
         KCI Konecranes Oyj ................................       1,772          30,848
         Neste Oil Oyj .....................................       7,575         114,020
         Nokia Oyj .........................................     120,449       1,890,130
         OKO Bank PLC - Class A ............................       4,100          57,023
         Orion Oyj - Class B ...............................       7,493         127,438
         Stora Enso Oyj - Class R ..........................      18,258         144,631
         TietoEnator Oyj ...................................       2,842          31,266
         UPM-Kymmene Oyj ...................................      17,866         229,020
                                                                           -------------
      TOTAL FINLAND ........................................                   2,719,272
                                                                           -------------
      FRANCE -- 6.6%
         Accor SA ..........................................       1,519          74,825
         Aeroports de Paris ................................       3,564         242,628
         Alstom ............................................       8,647         515,315
         BNP Paribas SA ....................................       8,492         366,552
         Bouygues SA .......................................       2,837         120,355
         Cap Gemini SA .....................................       7,109         274,883
         Carrefour SA ......................................       9,074         350,750
         Casino Guichard- Perrachon SA .....................         960          73,166
         Ciments Francais SA ...............................         345          29,182
         CNP Assurances ....................................       2,154         156,507
         Compagnie de Saint-Gobain .........................      10,785         509,593
         Compagnie Generale d'Optique Essilor
            International SA ...............................       1,914          89,910
         Compagnie Generale de Geophysique SA* .............       9,799         146,678
         Electricite de France .............................       2,526         146,917
         Eutelsat Communications ...........................       3,355          79,241
         France Telecom SA .................................      63,191       1,761,302
         Gaz de France SA ..................................      31,071       1,542,272
         Groupe Danone .....................................      24,887       1,503,667
         Groupe Eurotunnel SA* .............................      13,445          72,798
         Hermes International ..............................       1,201         168,143
         L'Air Liquide SA ..................................         711          65,113
         L'Oreal SA ........................................       6,673         582,359
         Lafarge SA ........................................       6,480         396,326
         Lagardere SCA .....................................       3,056         124,160
         Linedata Services .................................       1,883          11,847
         LVMH Moet Hennessy Louis Vuitton SA ...............       5,652         378,789

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      FRANCE -- (CONTINUED)
         Nexans SA .........................................       3,821   $     228,810
         Pernod-Ricard SA ..................................       8,443         627,212
         Publicis Groupe ...................................       8,460         218,335
         Rallye SA .........................................         735          16,657
         Remy Cointreau SA .................................         685          28,433
         Safran SA .........................................      15,642         211,192
         Sanofi-Aventis SA .................................      48,034       3,072,405
         Schneider Electric SA .............................       5,706         424,833
         SCOR SE ...........................................      21,151         488,660
         SGAM ETF Flexible Dow Jones Euro Stoxx 50* ........      25,786       1,288,583
         Societe BIC SA ....................................         828          47,639
         Sodexo ............................................       3,614         200,855
         Suez Environnement SA* ............................      23,396         395,126
         Technip SA ........................................       1,304          40,038
         Thomson* ..........................................      68,598          92,865
         Total SA ..........................................      92,909       5,108,056
         Valeo SA ..........................................      23,539         350,659
         Vallourec .........................................         406          46,162
         Vinci SA ..........................................       8,705         367,348
         Vivendi Universal SA ..............................      42,271       1,377,781
         Zodiac SA .........................................       3,421         124,913
                                                                           -------------
      TOTAL FRANCE .........................................                  24,539,840
                                                                           -------------
      GERMANY -- 5.9%
         Aareal Bank AG ....................................      10,667          87,424
         Adidas-Salomon AG .................................       7,023         267,714
         Allianz AG ........................................       4,698         499,870
         AMB Generali Holding AG ...........................         168          17,071
         Arcandor AG* ......................................      10,979          48,357
         BASF AG ...........................................      18,632         723,921
         Bayer AG ..........................................      27,157       1,582,395
         Bayerische Motoren Werke (BMW) AG .................       7,725         237,198
         Beiersdorf AG .....................................         465          27,542
         Celesio AG ........................................       3,818         103,306
         Continental AG* ...................................         351          35,373
         DaimlerChrysler AG ................................      18,906         720,353
         DaimlerChrysler AG - ADR ..........................      19,100         731,148
         Demag Cranes AG ...................................       4,765         130,204
         Deutsche Boerse AG ................................       4,952         358,272

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      GERMANY -- (CONTINUED)
         Deutsche Lufthansa AG .............................     139,678   $   2,296,843
         Deutsche Post AG ..................................       4,621          78,158
         Deutsche Telekom AG ...............................      36,500         558,450
         Deutsche Telekom AG sponsored ADR .................      94,472       1,428,350
         Dyckerhoff NV .....................................         656          37,127
         E.On AG ...........................................      33,088       1,299,272
         Fielmann AG .......................................       1,186          77,927
         Fraport AG Frankfurt Airport Services Worldwide ...      13,831         625,841
         Fresenius AG ......................................       4,340         219,027
         Fresenius Medical Care AG .........................      16,221         745,707
         GEA Group AG ......................................      13,263         230,314
         Grammer AG ........................................       2,104          20,676
         Hannover Rueckversicherungs AG ....................       2,801          89,074
         HeidelbergCement AG ...............................       3,702         161,950
         Highlight Communications AG .......................       3,483          25,012
         Indus Holding AG ..................................         862          16,263
         K+S Group AG ......................................       6,491         370,984
         Linde AG ..........................................       1,537         128,998
         Merck KGaA ........................................       6,075         543,471
         Metro AG ..........................................       2,451          97,473
         MTU Aero Engines Holding AG .......................       6,537         180,827
         Muenchener Rueckversicherungs - Gesellschaft AG ...       5,161         801,233
         Norddeutsche Affinerie AG .........................      14,916         587,206
         Rhoen-Klinkum AG ..................................       4,582         110,662
         RWE AG ............................................      14,071       1,249,743
         Salzgitter AG .....................................       2,145         166,699
         SAP AG ............................................      35,704       1,295,592
         Siemens AG ........................................      29,549       2,224,547
         ThyssenKrupp AG* ..................................      22,484         625,911
                                                                           -------------
      TOTAL GERMANY ........................................                  21,863,485
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      GHANA -- 0.1%
         Aluworks Ghana, Ltd.* .............................     232,000   $     111,192
         Cal Bank, Ltd.* ...................................     264,000         124,455
         Ghana Commercial Bank, Ltd.* ......................     106,696          92,214
         Produce Buying Co., Ltd.* .........................     162,500          28,089
                                                                           -------------
      TOTAL GHANA ..........................................                     355,950
                                                                           -------------
      GREECE -- 0.3%
         Hellenic Petroleum SA .............................      30,646         230,391
         Hellenic Telecommunications Organization SA .......       2,978          49,476
         Marfin Investment Group SA* .......................     145,800         589,428
         National Bank of Greece SA ........................       2,709          50,308
         National Bank of Greece SA - ADR ..................      44,529         169,655
                                                                           -------------
      TOTAL GREECE .........................................                   1,089,258
                                                                           -------------
      HONG KONG -- 2.5%
         Aluminum Corp. of China, Ltd. .....................      38,000          20,488
         Beijing Capital International Airport Co., Ltd. ...      99,684          50,511
         Beijing Enterprises Holdings, Ltd. ................      55,500         227,253
         Brilliance China Automotive Holdings, Ltd.* .......   2,986,000         156,898
         Cathay Pacific Airways, Ltd. ......................      14,000          15,813
         Chaoda Modern Agriculture .........................      36,140          23,224
         Cheung Kong, Ltd. .................................      21,000         200,332
         China Agri-Industries Holdings, Ltd.* .............      51,000          25,530
         China Cosco Holdings Co., Ltd. ....................     180,385         127,083
         China Green Holdings, Ltd. ........................      45,000          35,990
         China Infrastructure Machinery Holdings, Ltd. .....      16,000           8,273
         China Life Insurance Co., Ltd. ....................     260,000         798,845

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HONG KONG -- (CONTINUED)
         China Mengniu Dairy Co., Ltd. .....................      49,000   $      64,051
         China Merchants Holdings International Co., Ltd. ..      55,470         108,329
         China Mobile, Ltd. ................................     147,009       1,491,570
         China Overseas Land & Investment, Ltd. ............      58,000          81,440
         China Petroleum & Chemical Corp. ..................     500,000         307,332
         China Resources Land, Ltd. ........................      28,000          34,658
         China Resources Power Holdings Co., Ltd. ..........      16,000          31,109
         China Unicom, Ltd. ................................     197,025         239,586
         Chinese Estates Holdings, Ltd. ....................      44,000          50,341
         CITIC Pacific, Ltd. ...............................      36,000          39,331
         CLP Holdings, Ltd. ................................      61,000         414,722
         CNOOC, Ltd. .......................................     364,531         346,733
         CNPC Hong Kong, Ltd. ..............................     100,000          31,335
         Cosco Pacific, Ltd. ...............................      16,000          16,451
         Dah Chong Hong Holdings, Ltd. .....................     107,000          14,685
         Denway Motors, Ltd. ...............................     240,000          75,281
         Dongfeng Motor Group Co., Ltd. ....................      90,000          29,384
         Enerchina Holdings, Ltd.* .........................     102,700           1,535
         Esprit Holdings, Ltd. .............................       9,000          51,286
         Global Bio-Chem Tecnology Group, Ltd. .............     130,000          20,926
         GOME Electrical Appliances Holdings, Ltd. .........     140,959          20,370
         Guangzhou Shipyard International Co., Ltd. ........      10,000           9,267
         Hang Lung Group, Ltd. .............................      62,000         189,401
         Henderson Land Development Co., Ltd. ..............      93,000         347,836
         Hengan International Group Co., Ltd. ..............      43,000         138,754
         Hong Kong & China Gas Co., Ltd. ...................      63,000          95,537

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HONG KONG -- (CONTINUED)
         Hong Kong Exchanges & Clearing, Ltd. ..............      28,200   $     270,746
         Hongkong Electric, Ltd. ...........................      24,000         135,120
         Hutchinson Whampoa, Ltd. ..........................      67,400         340,250
         Jiangxi Copper Co., Ltd. ..........................     181,409         134,813
         Kingboard Chemicals Holdings, Ltd. ................      45,000          81,570
         Lenovo Group, Ltd. ................................      88,000          23,958
         Li & Fung, Ltd. ...................................     136,000         235,035
         Li Ning Co., Ltd. .................................      40,000          63,028
         MTR Corp. .........................................      29,500          68,703
         New World Development Co., Ltd. ...................      16,000          16,383
         Nine Dragons Paper Holdings, Ltd. .................      16,000           4,613
         Orient Overseas International, Ltd. ...............      12,000          26,907
         Oriental Press Group ..............................     600,000          56,730
         Pacific Basin Shipping, Ltd. ......................     210,000          96,671
         PCCW, Ltd. ........................................     103,000          49,451
         PetroChina Co., Ltd. ..............................     511,957         454,954
         Shanghai Industrial Holdings, Ltd. ................      88,000         202,826
         Shun Tak Holdings, Ltd. ...........................     177,470          49,220
         Sinofert Holdings, Ltd. ...........................      54,000          26,339
         Sun Hung Kai Properties, Ltd. .....................      22,000         185,120
         Swire Pacific, Ltd. - Class A .....................      28,000         193,962
         TPV Technology, Ltd. ..............................      92,000          29,921
         Wharf Holdings, Ltd. ..............................      59,625         165,051
         Wheelock & Co., Ltd. ..............................     102,000         224,780
         Wing Lung Bank ....................................         600          11,884
         Wumart Stores, Inc. ...............................      57,000          42,571
                                                                           -------------
      TOTAL HONG KONG ......................................                   9,132,096
                                                                           -------------
      HUNGARY -- 0.8%
         Danubius Hotel and Spa PLC* .......................         550          12,816
         Egis Gyogyszergyar Nyrt PLC .......................       1,190          62,834
         FHB Mortgage Bank PLC* ............................       2,400           8,647

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HUNGARY -- (CONTINUED)
         Fotex PLC* ........................................      16,800   $      31,349
         Gedeon Richter Nyrt ...............................       2,120         317,476
         Magyar Telecom Telecommunications PLC .............     140,960         398,387
         MOL Hungarian Oil and Gas Nyrt ....................      10,923         567,864
         OTP Bank Nyrt* ....................................      91,706       1,392,441
         Pannonplast PLC* ..................................       5,000          18,971
         RABA Automotive Holding PLC* ......................       8,500          28,224
                                                                           -------------
      TOTAL HUNGARY ........................................                   2,839,009
                                                                           -------------
      INDIA -- 0.7%
         Bajaj Auto, Ltd. - GDR ............................       2,000           9,089
         Cipla, Ltd. - GDR .................................      71,614         269,269
         GAIL India, Ltd. - GDR ............................       3,270          85,040
         HDFC Bank, Ltd. - ADR .............................       3,433         245,048
         Infosys Technologies, Ltd. - ADR ..................      13,590         333,906
         ITC, Ltd. RegS GDR* ...............................      84,500         325,325
         Larsen & Toubro, Ltd. RegS GDR ....................       4,560          73,872
         Mahindra & Mahindra, Ltd. .........................      17,659         100,656
         Reliance Energy, Ltd. - GDR .......................       1,720          60,362
         Reliance Industries, Ltd.
            144A GDR
            (London Exchange) ..............................       7,130         368,163
         Reliance Industries, Ltd.
            144A GDR (New
            York Exchange)* ................................       4,624         234,000
         State Bank of India, Ltd. - GDR
            (London Exchange) ..............................         703          38,524
         State Bank of India,
            Ltd. - GDR (New
            York Exchange) .................................       4,395         232,524
         State Bank of India,
            Ltd. - GDR (New
            York Exchange) .................................       2,100         115,080
         Tata Motors, Ltd. - ADR ...........................       4,990          22,205

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INDIA -- (CONTINUED)
         Wipro, Ltd. - ADR .................................       5,680   $      46,178
                                                                           -------------
      TOTAL INDIA ..........................................                   2,559,241
                                                                           -------------
      INDONESIA -- 0.6%
         AKR Corporindo Tbk Pt .............................     376,000          25,313
         Aneka Tambang (Persero) Tbk Pt ....................     190,000          19,491
         Astra Agro Lestari Tbk Pt .........................      46,500          42,571
         Astra International Tbk Pt ........................      63,000          61,917
         Bakrie and Brothers Tbk Pt* .......................   5,603,500          25,704
         Bakrie Telecom Pt* ................................   1,440,000           6,806
         Bank Central Asia Tbk Pt ..........................     953,500         288,332
         Bank Danamon Indonesia Tbk Pt .....................     225,500          65,407
         Bank Mandiri Persero Tbk Pt .......................   1,046,500         198,648
         Bank Rakyat Indonesia (Persero) Tbk Pt ............     367,017         156,074
         Barito Pacific Tbk Pt* ............................     269,000          15,273
         Bumi Resources Tbk Pt .............................     938,000          79,125
         Gudang Garam Tbk Pt ...............................      94,500          37,223
         Holcim Indonesia Tbk Pt* ..........................     460,000          27,166
         Indah Kiat Pulp & Paper Corp. Tbk Pt* .............     276,000          19,245
         Indocement Tunggal Prakarsa Tbk Pt ................      65,000          28,071
         Indofood Sukses Makmur Tbk Pt .....................     531,000          46,084
         Indosat Tbk Pt ....................................     273,000         145,176
         International Nickel Indonesia Tbk Pt .............     150,000          27,310
         Kalbe Farma Tbk Pt ................................     860,500          32,263
         Lippo Karawaci Tbk Pt* ............................   1,145,500          84,222
         Medco Energi Internasional Tbk Pt* ................     133,000          23,628
         Perusahaan Gas Negara Pt ..........................     922,500         161,275
         Semen Gresik (Persero) Tbk Pt .....................     365,000         140,754

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      INDONESIA -- (CONTINUED)
         Sinar Mas Agro Resources and Technology Tbk Pt ....      69,500   $      10,975
         Tam SA ............................................     344,500         222,007
         Unilever Indonesia Tbk Pt .........................     151,500         109,739
         United Tractors Tbk Pt ............................     333,832         139,591
                                                                           -------------
      TOTAL INDONESIA ......................................                   2,239,390
                                                                           -------------
      IRELAND -- 0.2%
         CRH PLC (Dublin Exchange) .........................       7,364         189,335
         CRH PLC (London Exchange) .........................       8,153         206,586
         Dragon Oil PLC* ...................................      40,932          95,348
         Experian PLC ......................................      17,655         111,314
         Kerry Group PLC - Class A .........................       8,516         155,253
                                                                           -------------
      TOTAL IRELAND ........................................                     757,836
                                                                           -------------
      ISRAEL -- 0.9%
         Africa Israel Investments, Ltd. ...................         400           3,194
         Alvarion, Ltd.* ...................................       3,200          10,243
         Arab East Investment Co., Ltd. ....................       9,216          23,669
         Bezeq Israeli Telecommunication Corp., Ltd. .......     232,456         382,158
         Cellcom Israel, Ltd. ..............................         650          14,365
         Check Point Software Technologies, Ltd.* ..........      17,748         337,035
         Clal Insurance Enterprise Holdings Ltd. ...........       1,100           5,977
         Delek Automotive Systems, Ltd. ....................       3,400          17,546
         Delek Group, Ltd. .................................         500          16,499
         Discount Investment Corp. .........................       1,000           7,710
         Elbit Systems, Ltd. ...............................         700          32,098
         Gazit Globe, Ltd. .................................       2,400          11,039
         Harel Insurance Investments, Ltd. .................         550          13,975
         IDB Development Corp., Ltd. .......................         800           6,555
         IDB Holding Corp., Ltd. ...........................         950          15,686

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      ISRAEL -- (CONTINUED)
         Israel Chemicals, Ltd. ............................      31,970   $     223,647
         Israel Corp., Ltd. ................................         160          36,541
         Israel Discount Bank, Ltd. ........................      38,000          34,316
         Koor Industries, Ltd.* ............................         450           4,802
         Makhteshim-Agan Industries, Ltd. ..................      20,000          65,276
         Migdal Insurance & Financial Holding, Ltd. ........      29,594          31,271
         Mizrahi Tefahot Bank, Ltd. ........................      12,100          62,515
         Oil Refineries, Ltd. ..............................      55,500          14,001
         Orbotech, Ltd.* ...................................       1,300           5,226
         Ormat Industries ..................................       3,500          21,784
         Partner Communications Co., Ltd. ..................      15,799         260,839
         Property & Building Corp., Ltd. ...................         500          18,200
         Super-Sol, Ltd. ...................................       7,500          25,305
         Teva Pharmaceutical Industries, Ltd. - ADR ........      35,314       1,503,317
                                                                           -------------
      TOTAL ISRAEL .........................................                   3,204,789
                                                                           -------------
      ITALY -- 1.1%
         Assicurazioni Generali SPA ........................       9,248         255,332
         Atlantia SPA ......................................       4,627          86,800
         Buzzi Unicem SPA ..................................       7,476         125,710
         Enel SPA ..........................................     110,133         709,432
         ENI SPA ...........................................      51,517       1,239,686
         Fiat SPA ..........................................      19,880         133,079
         Italcementi SPA ...................................       9,821         127,617
         Lottomatica SPA ...................................       2,732          68,003
         Parmalat SPA ......................................      60,227         101,036
         Pirelli & Co. SPA .................................   1,027,370         388,013
         Saipem SPA ........................................      10,165         173,370
         Telecom Italia SPA ................................     139,756         229,923
         Telecom Italia SPA - ADR ..........................      17,000         276,250
         Terna SPA .........................................      98,269         324,286
                                                                           -------------
      TOTAL ITALY ..........................................                   4,238,537
                                                                           -------------
      JAPAN -- 16.2%
         Aeon Fantasy Co., Ltd. ............................       5,200          45,982
         Aioi Insurance Co., Ltd. ..........................      14,000          73,237

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      JAPAN -- (CONTINUED)
         Airport Facilities Co., Ltd. ......................       5,300   $      33,222
         Aisin Seiki Co., Ltd. .............................      15,816         226,527
         Alps Electric Co., Ltd. ...........................      14,100          69,542
         Amada Co., Ltd. ...................................      22,000         107,000
         Aoyama Trading Co., Ltd. ..........................      25,500         406,229
         Arakawa Chemical Industries, Ltd. .................       5,200          59,621
         Argo Graphics, Inc. ...............................       5,800          78,078
         Arrk Corp.* .......................................      10,700          15,175
         Asahi Breweries Ltd. ..............................      17,400         300,847
         Asahi Glass Co., Ltd. .............................      87,000         495,927
         Asahi Kasei Corp. .................................      16,000          70,625
         Astellas Pharma, Inc. .............................      26,900       1,101,079
         Benesse Corp. .....................................       1,000          43,761
         Brother Industries, Ltd. ..........................      24,099         143,767
         CAC Corp. .........................................       4,000          34,557
         Canon Sales Co., Inc. .............................       9,300         149,758
         Canon, Inc. .......................................      39,433       1,249,418
         Casio Computer Co., Ltd. ..........................       8,000          50,483
         Central Japan Railway Co. .........................          47         407,615
         Certo Corp. .......................................       1,700          25,395
         Chubu Electric Power Co., Inc. ....................      11,400         347,219
         Chubu Steel Plate Co., Ltd. .......................       8,500          61,912
         Chuetsu Pulp & Paper Co., Ltd. ....................      33,000          79,160
         Coca-Cola Central Japan Co., Ltd. .................           3          21,478
         Computer Engineering & Consulting, Ltd. ...........       5,200          48,286
         Comsys Holdings Corp. .............................       3,000          28,105
         Cosmo Oil Co., Ltd. ...............................      23,000          71,602
         Crescendo Investment Corp. ........................          36          40,301
         CSK Holdings Corp. ................................      28,100         154,253
         Dai Nippon Printing Co., Ltd. .....................      87,000         961,750
         Daicel Chemical Industries, Ltd. ..................      12,000          56,842
         Daido Steel Co., Ltd. .............................      25,725          78,036
         Daiichi Jitsugyo Co., Ltd. ........................      30,000          88,598

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      JAPAN -- (CONTINUED)
         Daiichi Sankyo Co., Ltd. ..........................      16,000   $     378,374
         Daikin Industries, Ltd. ...........................         702          18,462
         Dainippon Ink & Chemicals, Inc. ...................      43,000          90,720
         Daisyo Corp. ......................................       4,800          70,922
         Daito Trust Construction Co., Ltd. ................      12,800         671,928
         Daiwa House Industry Co., Ltd. ....................      15,000         147,069
         Denso Corp. .......................................      37,768         639,955
         Diamond Lease Co. .................................       2,070          52,756
         DTS Corp. .........................................       2,700          25,568
         East Japan Railway Co., Ltd. ......................          96         729,664
         Eiken Chemical Co., Ltd. ..........................       2,900          22,386
         Eisai Co., Ltd. ...................................       1,116          46,570
         Fancl Corp. .......................................       7,100          94,554
         Fanuc, Ltd. .......................................       2,633         188,712
         Fast Retailing Co., Ltd. ..........................       1,600         234,773
         Fuji Electric Holdings Co., Ltd. ..................      22,000          33,146
         Fuji Film Holdings Corp. ..........................       7,000         156,269
         Fuji Heavy Industries, Ltd. .......................      77,000         211,606
         Fuji Soft, Inc. ...................................       6,800         144,383
         Fuji Television Network, Inc. .....................          54          77,249
         Fujitec Co., Ltd. .................................      10,000          36,139
         Fujitsu Business Systems, Ltd. ....................       1,400          21,948
         Fujitsu, Ltd. .....................................      22,000         106,964
         Fukuoka Financial Group, Inc. .....................      41,000         179,210
         Furukawa Electric Co., Ltd. .......................      22,000         107,362
         Furusato Industries, Ltd. .........................       3,600          38,542
         Futaba Corp. ......................................       9,700          38,456
         Gendai Agency, Inc. ...............................          82          78,715
         Gunze, Ltd. .......................................      11,000          36,270
         Hakuhodo DY Holdings, Inc. ........................         770          42,008
         Hino Motors, Ltd. .................................     138,000         284,445
         HIS Co., Ltd. .....................................       1,600          33,332
         Hisamitsu Pharmaceutical Co., Inc. ................       1,400          57,229

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      JAPAN -- (CONTINUED)
         Hitachi Chemical Co., Ltd. ........................       4,500   $      46,747
         Hitachi Construction Machinery Co., Ltd. ..........       3,900          46,633
         Hitachi High-Technologies Corp. ...................       6,300         100,887
         Hitachi Information Systems, Inc. .................       1,300          26,862
         Hitachi Medical Corp. .............................       7,000          71,701
         Hitachi Metals, Ltd. ..............................      18,817          87,517
         Hitachi Software Engineering Co., Ltd. ............       8,900         138,117
         Hitachi Systems & Systems, Ltd. ...................       1,700          17,787
         Hitachi, Ltd. .....................................     489,000       1,897,770
         Hitachi, Ltd. - ADR ...............................      16,182         633,363
         Hokkaido Electric Power Co. .......................       2,800          70,791
         Hokkaido Gas Co., Ltd. ............................      13,000          38,073
         Hokuhoku Financial Group, Inc. ....................      52,000         123,096
         Honda Motor Co., Ltd. - ADR .......................      93,100       1,986,754
         Honda Motor Co., Ltd. .............................      21,840         465,163
         Idemitsu Kosan Co., Ltd. ..........................       2,400         154,564
         Imasen Electric Industrial ........................       2,900          16,641
         Inabata & Co., Ltd. ...............................       7,400          23,305
         Information Services International - Dentsu, Ltd. .      11,300          73,316
         Inui Steamship Co., Ltd. ..........................       4,400          33,447
         Isetan Mitsukoshi Holdings, Ltd.* .................      16,400         141,530
         Ishikawajima-Harima Heavy Industries Co., Ltd. ....     169,000         215,580
         Isuzu Motors, Ltd. ................................      60,000          77,530
         ITC Networks Corp. ................................           6           9,934
         Itochu Corp. ......................................      13,690          69,067
         Itochu Enex Co., Ltd. .............................       4,600          32,542
         Itoham Foods, Inc. ................................      18,000          65,375
         Japan Hotel & Resort, Inc. ........................          15          19,901
         Japan Tobacco, Inc. ...............................          76         251,738

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      JAPAN -- (CONTINUED)
         JBCC Holdings, Inc. ...............................       5,100   $      44,627
         JFE Holdings, Inc. ................................       1,900          50,494
         JMS Co., Ltd. .....................................      15,000          65,892
         JS Group Corp. (Tostem Inax Holding Corp.) ........       4,400          67,992
         Kaken Pharmaceutical Co., Ltd. ....................       3,000          33,032
         Kamei corp ........................................       6,000          32,431
         Kaneka Corp. ......................................      42,000         268,284
         Kanematsu Corp.* ..................................      38,000          37,972
         Kanmatsu Electronics, Ltd. ........................       4,000          34,844
         Kansai Paint Co. Ltd. .............................       8,000          41,101
         Kanto Auto Works, Ltd. ............................       7,000          80,249
         Kao Corp. .........................................      16,000         486,005
         Kasumi Co., Ltd. ..................................       3,000          16,605
         Kawasaki Kisen Kaisha, Ltd. .......................      99,000         464,316
         KDDI Corp. ........................................          48         342,734
         Keihanshin Real Estate Co., Ltd. ..................      11,000          52,742
         Keihin Corp. ......................................       1,900          13,844
         Keisei Electric Railway Co., Ltd. .................       9,000          56,265
         KK DaVinci Advisors* ..............................         158          10,067
         Kobe Steel, Ltd. ..................................      48,000          88,182
         Kokuyo Co., Ltd. ..................................       4,500          32,749
         Komatsu, Ltd. .....................................       2,611          33,307
         Konami Corp. ......................................       3,400          88,145
         Konishi Co., Ltd. .................................       4,300          41,173
         Koyo Seiko Co., Ltd. ..............................      39,400         307,053
         Kubota Corp. ......................................      37,074         268,430
         Kuraray Co., Ltd. .................................      10,000          78,349
         Kyocera Corp - ADR ................................         600          43,422
         Kyocera Corp. .....................................       2,039         147,619
         Kyodo Printing Co., Ltd. ..........................      25,000          62,333
         Kyoto Kimono Yuzen Co., Ltd. ......................          69          45,213
         Kyushu Electric Power Co., Inc. ...................       6,600         175,214
         Leopalace21 Corp. .................................      13,700         138,814
         Makino Milling Machine Co., Ltd. ..................      10,000          27,247
         Marui Co., Ltd. ...................................      28,800         168,265
         Matsui Securities Co., Ltd. .......................      15,600         130,344

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      JAPAN -- (CONTINUED)
         Matsushita Electric Industrial Co., Ltd. ..........      35,225   $     432,994
         Matsushita Electric Works, Ltd. ...................       6,000          53,502
         Matsuya Foods Co., Ltd. ...........................       4,000          57,411
         Maxvalu Tokai Co., Ltd. ...........................       2,400          41,198
         Mazda Motor Corp. .................................      35,000          59,364
         Meisei Industrial Co., Ltd. .......................      34,000          80,818
         Mercian Corp. .....................................      31,000          61,585
         Mikuni Coca-Cola Bottling Co., Ltd. ...............       2,100          20,300
         Millea Holdings, Inc. .............................      27,400         811,846
         Mimasu Semiconductor Industry Co., Ltd. ...........      10,200          97,263
         Mistui Mining & Smelting Co., Ltd. ................           2               4
         Mitsu Engineering & Shipbiulding Co., Ltd. ........      28,000          47,167
         Mitsuba Corp. .....................................       8,000          29,016
         Mitsubishi Chemical Holdings Corp. ................      22,000          97,484
         Mitsubishi Corp. ..................................       9,576         135,635
         Mitsubishi Electric Corp. .........................      55,335         346,771
         Mitsubishi Estate Co., Ltd. .......................      17,000         280,821
         Mitsubishi Gas Chemical Co. Ltd. ..................      43,000         176,438
         Mitsubishi Logistics Corp. ........................       4,000          50,713
         Mitsubishi Materials Corp. ........................      68,000         172,114
         Mitsubishi Steel Mfg. Co., Ltd. ...................      10,000          26,307
         Mitsubishi Tokyo Financial Group, Inc. ............          20             126
         Mitsui & Co., Ltd. ................................      17,594         180,873
         Mitsui Chemicals, Inc. ............................      35,000         130,062
         Mitsui Fudosan Co., Ltd. ..........................      25,000         416,806
         Mitsui High-Tec, Inc. .............................       5,200          28,251
         Mitsui Home Co., Ltd. .............................      10,000          49,997
         Mitsui Mining Co., Ltd. ...........................      41,500          62,260

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      JAPAN -- (CONTINUED)
         Mitsui Sumitomo Insurance Group Holdings, Inc. ....       7,800   $     248,049
         Mitsumi Electric Co., Ltd. ........................       2,900          50,782
         Mizuho Financial Group, Inc. ......................         374       1,063,208
         Morinaga Milk Industry Co., Ltd. ..................       6,000          23,343
         Musashi Seimitsu Industry Co., Ltd. ...............       2,100          18,335
         Nagase & Co., Ltd. ................................       5,000          48,571
         NEC Electronics Corp.* ............................       2,700          25,565
         NEC Mobiling, Ltd. ................................       4,100          65,125
         Net One Systems Co., Ltd. .........................          32          64,338
         NGK Insulators, Ltd. ..............................      18,000         203,971
         NGK Spark Plug Co., Ltd. ..........................       5,000          40,170
         NHK Spring Co., Ltd. ..............................       8,000          29,554
         Nichiban Co., Ltd. ................................      10,000          35,622
         Nichirei Corp. ....................................      31,000         148,633
         Nidec Corp. .......................................         319          12,476
         Nihon Unisys, Ltd. ................................       7,700          63,153
         Nihon Yamamura Glass Co., Ltd. ....................      50,000         109,842
         Nikon Corp. .......................................       2,000          24,005
         Nintendo Co., Ltd. ................................       3,651       1,395,236
         Nippon Electric Glass Co., Ltd. ...................      32,500         171,555
         Nippon Express Co., Ltd. ..........................     133,000         560,610
         Nippon Flour Mills Co., Ltd. ......................       9,000          49,523
         Nippon Formula Feed Manufacturing Co., Ltd. .......      13,000          18,036
         Nippon Kayaku Co., Ltd. ...........................       8,000          41,998
         Nippon Meat Packers, Inc. .........................       4,000          60,888
         Nippon Mining Holdings, Inc. ......................      37,000         160,548
         Nippon Paper Group, Inc. ..........................          22          86,884
         Nippon Sheet Glass Co. ............................      38,000         125,809

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      JAPAN -- (CONTINUED)
         Nippon Shinyaku Co., Ltd. .........................       2,000   $      23,877
         Nippon Shokubai Co., Ltd. .........................       7,000          53,942
         Nippon Soda Co., Ltd. .............................      37,000         148,975
         Nippon Steel Corp. ................................      72,000         236,612
         Nippon System Development Co., Ltd. ...............       6,000          47,240
         Nippon Telegraph & Telephone Corp. ................         515       2,658,798
         NIS Group Co., Ltd.* ..............................      27,300          12,997
         Nissan Motor Co., Ltd. ............................      67,300         242,121
         Nisshin Seifun Group, Inc. ........................      56,000         739,548
         Nisshin Steel Co., Ltd. ...........................       3,000           6,183
         Nisshinbo Industries, Inc. ........................      27,000         205,824
         Nitto Denko Corp. .................................       4,800          91,890
         Noevir Co., Ltd. ..................................       2,700          26,102
         Nomura Holdings, Inc. .............................      31,700         263,944
         Nomura Real Estate Holdings, Inc. .................      16,700         333,174
         NSK, Ltd. .........................................      25,000          94,416
         NTN Corp. .........................................      41,000         123,894
         NTT DoCoMo, Inc. ..................................         108         212,578
         Ohashi Technica, Inc. .............................       5,500          37,463
         Okabe Co., Ltd. ...................................       7,300          33,467
         Oki Electric Industry Co., Ltd.* ..................      34,000          21,795
         Okuma Corp. .......................................      10,000          37,737
         Olympus Corp. .....................................         396           7,927
         Omron Corp. .......................................       7,100          95,395
         Ono Pharmaceutical Co. Ltd ........................       3,800         197,844
         Onward Kashiyama Co., Ltd. ........................       7,000          55,795
         Oriental Land Co., Ltd. ...........................       1,200          98,519
         ORIX Corp. ........................................         970          55,388
         ORIX JREIT, Inc. ..................................          13          61,742
         Osaka Gas Co., Ltd. ...............................     145,000         670,515
         Otsuka Corp. ......................................       1,300          59,210
         Panasonic Corp. ...................................       8,700         108,228
         Panasonic Electric Works Information Systems
            Co., Ltd. ......................................       3,700          76,209
         Piolax, Inc. ......................................       1,000          13,520
         Pioneer Corp. .....................................      35,600          65,843

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   JAPAN -- (CONTINUED)
         Prima Meat Packers, Ltd.* .........................      79,000   $     156,240
         QP Corp. ..........................................      15,800         216,206
         Relo Holdings, Inc. ...............................       2,700          25,734
         Resona Holdings, Inc. .............................          42          62,131
         Ricoh Co., Ltd. ...................................      28,276         362,406
         Rock Field Co., Ltd. ..............................       2,300          30,295
         Rohm Co., Ltd. ....................................       4,000         201,947
         Ryoden Trading Co., Ltd. ..........................      13,000          74,814
         Ryoyo Electro Corp. ...............................       2,900          25,619
         Sankyo Co., Ltd. ..................................       1,500          75,673
         Sankyo-Tateyama Holdings, Inc. ....................     108,000         101,557
         Sanshin Electronics Co., Ltd. .....................       2,600          23,297
         Santen Pharmaceuticals ............................       3,000          90,653
         Sapporo Hokuyo Holdings, Inc. .....................          13          50,050
         Sapporo Holdings, Ltd. ............................       8,000          50,671
         Sato Saji Corp. ...................................       4,800          31,325
         Sega Sammy Holdings, Inc. .........................       3,500          40,813
         Seiko Epson Corp. .................................      22,400         356,427
         Seino Transportation Co., Ltd. ....................      19,000         106,047
         Sekisui Chemical Co., Ltd. ........................      23,000         143,591
         Sekisui House, Ltd. ...............................      18,000         158,804
         Seven & I Holdings Co., Ltd. ......................      35,130       1,207,474
         Sharp Corp. .......................................      83,134         599,271
         Shikoku Coca-Cola Bottling Co., Ltd. ..............       3,000          28,651
         Shikoku Electric Power Co., Ltd. ..................       5,300         178,690
         Shin-Etsu Chemical Co., Ltd. ......................      12,833         592,263
         Shinagawa Refractories Co., Ltd. ..................      14,000          27,434
         Shinko Securities Co., Ltd. .......................      20,000          43,883
         Shinsei Bank, Ltd. ................................     196,000         310,213
         Shiroki Corp. .....................................      14,000          31,282
         Shiseido Co., Ltd. ................................      10,000         205,649
         Showa Denko KK ....................................      61,000          88,352
         Showa Shell Sekiyu K.K. ...........................      14,600         144,685

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   JAPAN -- (CONTINUED)
         SKY Perfect JSAT Corp. ............................         116   $      56,695
         Softbank Corp. ....................................      10,300         187,060
         Sompo Japan Insurance, Inc. .......................      47,000         348,020
         Sony Corp. - ADR ..................................       3,300          72,138
         Sony Corp. ........................................      45,102         986,467
         Sorun Corp. .......................................      14,600          84,922
         Starzen Co., Ltd. .................................      15,000          39,209
         Sumco Corp. .......................................       3,900          49,547
         Sumitomo Bakelite Co., Ltd. .......................       9,000          36,328
         Sumitomo Chemical Co., Ltd. .......................     108,000         370,229
         Sumitomo Corp. ....................................      52,600         466,524
         Sumitomo Electric Industries, Ltd. ................      31,500         243,848
         Sumitomo Forestry Co., Ltd. .......................       6,000          48,612
         Sumitomo Metal Industries, Ltd. ...................      79,000         195,139
         Sumitomo Mitsui Financial Group, Inc. .............         205         850,303
         Sumitomo Realty & Development Co., Ltd. ...........      11,000         165,354
         Suzuken Co., Ltd. .................................         800          23,850
         Suzuki Motor Corp. ................................       1,634          22,838
         T&D Holdings Inc. .................................       1,550          65,605
         Taihei Kogyo Co., Ltd. ............................      10,000          31,026
         Taiheiyo Cement Corp. .............................      25,000          48,195
         Taiho Kogyo Co., Ltd. .............................      15,400          72,995
         Takashimaya Co., Ltd. .............................      11,000          83,599
         Takata Corp. ......................................       3,300          23,388
         Takeda Pharmaceutical Co., Ltd. ...................       1,789          93,247
         TDK Corp. - ADR ...................................       5,500         204,820
         TDK Corp. .........................................       1,700          62,809
         Teijin, Ltd. ......................................      36,000         102,259
         The 77 Bank, Ltd. .................................      14,000          76,204
         The Bank of Kyoto, Ltd. ...........................       7,000          78,452
         The Bank of Nagoya, Ltd. ..........................       9,000          49,923
         The Bank of Saga, Ltd. ............................      11,000          40,915
         The Bank of Yokohama, Ltd. ........................      59,000         348,028

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   JAPAN -- (CONTINUED)
         The Daishi Bank, Ltd. .............................      24,000   $     106,723
         The Gunma Bank, Ltd. ..............................      49,000         313,681
         The Hachijuni Bank, Ltd. ..........................      17,000          97,758
         The Higo Bank, Ltd. ...............................       8,000          50,495
         The Hokkoku Bank, Ltd. ............................      14,000          49,071
         The Hyakugo Bank, Ltd. ............................       8,000          48,416
         The Japan steel Works, Ltd. .......................      10,000         140,008
         The Juroku Bank, Ltd. .............................      12,000          57,204
         The Kagawa Bank, Ltd. .............................       5,000          27,000
         The Kagoshima Bank, Ltd. ..........................       7,000          58,487
         The Kansai Electric Power Co. Inc. ................      19,300         559,044
         The Kita-Nippon Bank, Ltd. ........................       2,600          78,579
         The San-In Godo Bank, Ltd. ........................       7,000          56,763
         The Shiga Bank, Ltd. ..............................       8,000          52,544
         The Shimizu Bank, Ltd. ............................         500          23,485
         The Sumitomo Trust & Banking Co., Ltd. ............      11,000          65,024
         The Yamanashi Chuo Bank, Ltd. .....................       8,000          47,108
         THK Co., Ltd. .....................................       8,200          86,296
         TKC ...............................................       3,000          62,392
         Toda Corp. ........................................      11,000          40,210
         Toenec corp. ......................................       8,000          47,197
         Toho Gas Co., Ltd. ................................      77,000         508,093
         Tohoku Electric Power Co., Inc. ...................      25,400         687,102
         Tokyo Electric Power Co., Inc. ....................      52,800       1,762,556
         Tokyo Electron, Ltd. ..............................       6,400         225,303
         Tokyo Gas Co., Ltd. ...............................      36,000         182,480
         Tokyo Rakutenchi Co., Ltd. ........................       8,000          34,848
         Tokyo Steel Manufacturing Co., Ltd. ...............      18,500         194,110
         Tokyo Tatemono Co., Ltd. ..........................      17,000          77,910
         Tokyu Land Corp. ..................................      23,000          88,161

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   JAPAN -- (CONTINUED)
         Tomoku Co., Ltd. ..................................      20,000   $      40,818
         Toppan Printing Co., Ltd. .........................      94,000         726,181
         Tosoh Corp. .......................................      11,000          27,150
         Toyo Seikan Kaisha, Ltd. ..........................      15,500         268,675
         Toyo Suisan Kaisha, Ltd. ..........................       7,000         201,715
         Toyo Wharf & Warehouse Co., Ltd. ..................      15,000          23,480
         Toyota Boshoku Corp. ..............................          30             244
         Toyota Motor Corp. ................................       9,858         325,889
         Toyota Tsusho Corp. ...............................       7,500          80,743
         Universe Co., Ltd. ................................       1,700          21,239
         Usen Corp.* .......................................      11,186          13,986
         USS Co., Ltd. .....................................       1,050          55,717
         Vital-Net, Inc. ...................................       5,000          39,535
         West Japan Railway Co. ............................         134         610,562
         WOWOW INC .........................................          70          93,866
         Yachiyo Industry Co., Ltd. ........................       1,700          11,372
         Yamada Denki Co., Ltd. ............................         466          32,574
         Yamaguchi Financial Group, Inc. ...................      11,000         123,710
         Yamaha Corp. ......................................      13,300         123,652
         Yamaha Motor Co., Ltd. ............................      12,600         132,581
         Yamato Kogyo Co., Ltd. ............................       1,200          32,477
         Yaskawa Electric Corp. ............................      12,000          48,469
         Yokogawa Electric .................................      26,400         173,734
         Yondenko Corp. ....................................       2,000          11,750
                                                                           -------------
      TOTAL JAPAN ..........................................                  59,962,688
                                                                           -------------
   JORDAN -- 0.1%
         Arab Bank PLC .....................................      12,900         279,669
         Arab Potash Co. ...................................         700          35,314
         Jordan Cement Factories ...........................       3,000          27,589
         Jordan Petroleum Refinery Co. .....................       4,880          48,220
         Jordan Steel ......................................       5,259          11,353
         Jordan Telecom Corp. ..............................       3,800          26,075
         Jordanian Electric Power Co. ......................       8,442          36,920
         Middle East Complex* ..............................      13,690          33,849

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   JORDAN -- (CONTINUED)
         Taameer Jordan Holdings Public
            Shareholding Co.* ..............................      12,900   $      13,538
         United Arab Investors* ............................      17,000          22,119
                                                                           -------------
      TOTAL JORDAN .........................................                     534,646
                                                                           -------------
   KENYA -- 0.1%
         Bamburi Cement Co., Ltd. ..........................      37,700          79,895
         Barclays Bank of Kenya, Ltd. ......................      48,400          31,427
         East African Breweries, Ltd. ......................      44,580          82,695
         Equity Bank, Ltd. .................................      18,900          42,643
         ICDC Investment Co., Ltd. .........................     102,300          24,755
         Kenya Airways, Ltd. ...............................     195,900          71,515
         Kenya Commercial Bank, Ltd. .......................     122,800          37,167
         Kenya Electricity Generating Co., Ltd. ............     268,600          54,548
         Kenya Oil Co., Ltd. ...............................       5,700           4,811
         Mumias Sugar Co., Ltd. ............................     238,200          20,667
         Nation Media Group ................................      24,200          44,606
         Standard Chartered Bank Kenya, Ltd. ...............       9,200          18,908
                                                                           -------------
      TOTAL KENYA ..........................................                     513,637
                                                                           -------------
   KOREA -- 0.2%
         Cheil Communications, Inc. ........................         200          31,224
         Daewoo International Corp.* .......................       1,339          24,872
         Dong-A Pharmaceutical Co., Ltd.* ..................         510          38,605
         Dongbu Insurance Co., Ltd. ........................      15,500         184,277
         Hanmi Pharm Co., Ltd.* ............................         315          27,536
         Hanwha Chem Corp.* ................................       3,000          14,674
         Hotel Shilla Co., Ltd.* ...........................       1,900          19,799
         Hyundai Marine & Fire Insurance Co., Ltd ..........      11,960         137,869
         KB Financial Group, Inc.* .........................       5,036         134,741

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   KOREA -- (CONTINUED)
         LG Electronics, Inc. ..............................       1,100   $      29,149
         Samsung Fine Chemicals Co., Ltd. ..................       1,000          31,178
         SK Networks Co., Ltd.* ............................       3,400          23,238
                                                                           -------------
      TOTAL KOREA ..........................................                     697,162
                                                                           -------------
   LATVIA -- 0.0%
         Latvian Shipping Co.* .............................      91,206         119,062
                                                                           -------------
      TOTAL LATVIA .........................................                     119,062
                                                                           -------------
   LITHUANIA -- 0.1%
         Apranga PVA .......................................      31,700          28,072
         Invalda PVA .......................................      17,284          11,861
         Lietuvos Energija* ................................      17,374          16,061
         Lifosa PVA* .......................................       4,400          31,674
         Panevezio Statybos Trestas ........................      16,900          10,524
         Pieno Zvaigzdes ...................................      10,687           8,840
         Rytu Skirstomieji Tinklai* ........................      26,729          21,366
         Sanitas ...........................................       9,500          33,820
         Siauliu Bankas ....................................      30,912          11,870
         TEO LT AB .........................................     308,900         145,152
         Ukio Bankas .......................................      67,100          20,670
                                                                           -------------
      TOTAL LITHUANIA ......................................                     339,910
                                                                           -------------
   LUXEMBOURG -- 0.2%
         Arcelor ...........................................       8,055         195,248
         Reinet Investments SCA* ...........................       3,347          32,567
         Reinet Investments SCA ............................       1,994             471
         SES SA ............................................      30,490         590,911
                                                                           -------------
      TOTAL LUXEMBOURG .....................................                     819,197
                                                                           -------------
   MALAYSIA -- 0.6%
         Alliance Financial Group Bhd ......................      28,800          15,193
         AMMB Holdings Bhd .................................      81,100          58,163
         Astro All Asia Networks PLC .......................      23,200          14,860
         Batu Kawan Bhd ....................................      29,000          66,441
         British American Tobacco Bhd ......................       6,700          86,257
         Bursa Malaysia Bhd ................................      14,500          21,672

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   MALAYSIA -- (CONTINUED)
         Dialog Group Bhd ..................................      83,500   $      19,298
         Digi.com Bhd ......................................      34,100         215,148
         Eastern & Oriental Bhd ............................      15,700           1,965
         Eon Capital Bhd ...................................      28,200          26,154
         Hong Leong Bank Bhd ...............................      16,400          24,115
         IJM Corp. Bhd .....................................      43,900          35,697
         IOI Corp. Bhd .....................................      30,450          31,577
         Kencana Petroleum Bhd* ............................      73,600          28,047
         KLCC Property Holdings Bhd ........................      54,800          44,397
         KNM Group Bhd .....................................     108,300          12,793
         Kuala Lumpur Kepong Bhd ...........................      22,300          57,617
         Kulim Malaysia Bhd ................................      24,400          32,456
         Lion Industries Corp. Bhd .........................      88,800          17,470
         Malaysian Airline System Bhd ......................      64,500          57,221
         Malaysian Resources Corp. Bhd .....................      55,800          11,454
         MISC Bhd ..........................................      32,000          79,247
         MMC Corp. Bhd .....................................      90,800          27,422
         Muhibbah Engineering M Bhd ........................      68,300          19,676
         Multi-Purpose Holdings Bhd ........................      86,000          26,940
         Pelikan International Corp. Bhd ...................      20,700           7,272
         Petronas Dagangan Bhd .............................      17,900          37,307
         PLUS Expressways Bhd ..............................      97,800          84,381
         PPB Group Bhd .....................................      33,700          90,845
         Public Bank Bhd ...................................      46,400         118,922
         Ranhill Bhd* ......................................      52,000          11,125
         RHB Capital Bhd ...................................      21,200          23,935
         Samling Global Bhd ................................     354,000          17,911
         SapuraCrest Petroleum Bhd .........................     132,200          29,257
         Scomi Group Bhd ...................................      69,500           6,786
         Shell Refining Co. Federation of Malaya Bhd .......       9,800          22,963
         Sime Darby Bhd ....................................      23,446          35,401
         SP Setia Bhd ......................................      19,800          17,824
         TA Ann Holdings Bhd ...............................      11,000          11,467
         Tanjong PLC .......................................       7,700          29,688

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   MALAYSIA -- (CONTINUED)
         Telekom Malaysia Bhd ..............................      60,300   $      53,847
         Tenaga Nasional Bhd ...............................     123,000         223,081
         UEM Land Holdings Bhd* ............................      93,000          14,380
         UMW Holdings Bhd ..................................      15,400          22,974
         Wah Seong Corp. Bhd ...............................      35,625          10,284
         WCT Engineering Bhd ...............................      35,466          15,659
         YTL Corp. Bhd .....................................      32,900          67,222
         YTL Power International Bhd .......................     113,816          62,614
         Zelan Bhd .........................................      17,600           4,504
                                                                           -------------
      TOTAL MALAYSIA .......................................                   2,050,929
                                                                           -------------
   MAURITIUS -- 0.2%
         Ireland Blyth, Ltd. ...............................      18,300          26,038
         Mauritius Commercial Bank .........................      77,100         290,142
         Mauritius Development Investment Trust Co., Ltd. ..     221,000          27,977
         Naiade Resorts, Ltd. ..............................       7,000           5,965
         New Mauritius Hotels, Ltd. ........................      18,900          47,884
         Rogers & Co., Ltd. ................................       7,100          59,290
         State Bank of Mauritius, Ltd. .....................      74,300         119,993
         Sun Resorts, Ltd. - Class A .......................      17,890          23,787
                                                                           -------------
      TOTAL MAURITIUS ......................................                     601,076
                                                                           -------------
   MEXICO -- 1.4%
         America Movil SAB de CV Series L ..................     593,700         911,010
         Axtel SAB de CV* ..................................      16,800           8,916
         Banco Compartamos SAB de CV .......................      41,400          74,737
         Carso Infraestructura y Construccion SAB
            de CV* .........................................     118,200          60,515
         Cemex SAB de CV* ..................................     652,521         590,866
         Coca-Cola Femsa SAB de CV .........................      58,400         254,668
         Consorcio ARA SAB de CV ...........................      21,400           8,113
         Controladora Comercial Mexicana SAB de CV .........      13,600           2,897

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   MEXICO -- (CONTINUED)
         Corp GEO SAB de CV Series B* ......................      26,000   $      29,288
         Corp Interamericana de Entretenimiento SAB
            de CV* .........................................      12,000           8,189
         Corp Moctezuma, SAB de CV .........................      20,900          32,447
         Desarrolladora Homex SAB de CV - ADR* .............       4,729         107,963
         Desarrolladora Homex SAB de CV* ...................       9,200          34,612
         Empresas ICA SAB de CV* ...........................      47,700          78,705
         Fomento Economico Mexicano, SAB de CV .............      98,412         294,202
         Grupo Aeroportuario del Centro Norte,
            SAB de CV ......................................      17,800          24,743
         Grupo Aeroportuario del Pacifico, SAB de CV .......      14,700          33,362
         Grupo Aeroportuario del Sureste, SAB de CV ........      16,100          60,036
         Grupo Bimbo SAB de CV .............................      21,200          89,249
         Grupo Carso SAB de CV .............................      53,800         141,799
         Grupo Elektra SAB de CV ...........................       4,100         174,676
         Grupo Financiero Banorte SAB de CV ................     106,000         191,356
         Grupo Financiero Inbursa SAB de CV ................     105,300         247,121
         Grupo Iusacell SAB de CV* .........................         405             626
         Grupo Mexico SAB de CV ............................     451,200         289,972
         Grupo Pochteca, SAB de CV* ........................       3,605             385
         Impulsora Del Desarrollo Y El Empleo en
            America Latina SAB de CV* ......................      94,900          63,045

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
MEXICO -- (CONTINUED)
         Industrias CH SAB de CV Series B* .................       7,500   $      18,901
         Industrias Penoles SAB de CV ......................       5,150          63,220
         Kimberly-Clark de Mexico SAB de CV ................      26,400          87,692
         Mexichem SAB de CV ................................      87,000          78,277
         Organizacion Soriana SAB de CV* ...................      10,800          22,265
         Promotora Y Operadora De Infraestructura SAB
            de CV* .........................................      36,900          49,028
         Telefonos de Mexico SAB de CV .....................      20,219         423,386
         Telefonos de Mexico SAB de CV - ADR ...............     281,200         291,383
         TV Azteca SAB de CV ...............................      38,700          15,370
         Urbi Desarrollos Urbanos SA de CV* ................      22,900          31,253
         Vitro SAB de CV ...................................      13,000           7,510
         Wal-Mart de Mexico SAB de CV ......................      60,300         161,108
                                                                           -------------
      TOTAL MEXICO .........................................                   5,062,891
                                                                           -------------
   MOROCCO -- 0.3%
         Attijariwafa Bank .................................       6,309         202,477
         Banque Centrale Populaire .........................         189          56,589
         Banque Marocaine du Commerce et de l'Industrie ....         320          36,439
         Banque Marocaine Du Commerce Exterieur ............       3,670         123,881
         Brasseries Maroc ..................................         171          32,755
         Ciments du Maroc ..................................         250          61,930
         Compagnie Generale Immobiliere ....................         290          80,740
         Credit Immobilier et Hotelier .....................         800          41,951
         Douja Promotion Groupe Addoha SA ..................       5,100          65,300
         Lafarge Ciments ...................................         353          59,417
         Managem ...........................................         600          15,113
         Maroc Telecom .....................................      11,100         212,863
         ONA SA ............................................         654         113,437
         RISMA* ............................................         132           4,758

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   MOROCCO -- (CONTINUED)
         Societe Nationale d'Investissement ................         530   $     108,083
         Sonasid ...........................................         210          64,830
                                                                           -------------
      TOTAL MOROCCO ........................................                   1,280,563
                                                                           -------------
   NETHERLANDS -- 3.7%
         Amrest Holdings NV* ...............................       1,200          19,500
         ASML Holding NV ...................................       3,223          58,101
         European Aeronautic Defence and Space Co. NV ......      32,281         546,690
         Gamma Holding NV ..................................       1,330          11,846
         Heineken Holding NV ...............................       3,517         100,462
         Heineken NV .......................................       4,386         134,285
         Koninklijke Ahold NV ..............................      30,421         374,875
         Koninklijke Boskalis Westminster NV ...............       4,707         109,816
         Koninklijke DSM NV ................................      18,477         474,143
         Koninklijke KPN NV ................................      66,339         964,465
         Koninklijke Philips Electronics NV ................      58,842       1,166,643
         OCE NV ............................................       5,342          23,599
         Reed Elsevier NV ..................................      14,470         172,039
         Royal Dutch Shell PLC .............................     186,160       4,921,993
         Royal Dutch Shell PLC - ADR .......................      14,444         742,855
         Royal Dutch Shell PLC - Class B ...................      57,237       1,450,869
         STMicroelectronics NV .............................      77,966         522,890
         TNT NV ............................................       9,656         187,571
         Unilever NV .......................................      61,159       1,482,369
         Unit 4 Agresso NV .................................       1,329          14,734
         X5 Retail Group NV - GDR* .........................      16,783         145,687
                                                                           -------------
      TOTAL NETHERLANDS ....................................                  13,625,432
                                                                           -------------
   NEW ZEALAND -- 0.0%
         Auckland International Airport, Ltd. ..............      58,777          55,770
         Contact Energy, Ltd. ..............................      14,568          62,625
         Fletcher Building, Ltd. ...........................         764           2,574
         Telecom Corp. of New Zealand, Ltd. ................           1               1
                                                                           -------------
      TOTAL NEW ZEALAND ....................................                     120,970
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   NIGERIA -- 0.2%
         Access Bank Nigeria PLC ...........................     272,500   $      13,800
         African Petroleum PLC .............................      61,333         129,038
         Diamond Bank PLC ..................................     294,470          15,689
         Ecobank Transnational, Inc. .......................     262,889          76,403
         Fidelity Bank .....................................     533,000          17,869
         First Bank of Nigeria PLC .........................     512,375          77,335
         First City Monument Bank PLC ......................     279,500          11,998
         Flour Mills Nigeria PLC ...........................      77,990          17,841
         Guaranty Trust Bank PLC ...........................     256,036          23,604
         Guinness Nigeria PLC ..............................      45,800          32,605
         Intercontinental Bank PLC .........................     386,600          35,855
         Oando PLC .........................................      42,240          24,156
         Oceanic Bank International PLC* ...................     363,000          31,260
         Platinum Habib Bank PLC ...........................     199,600          14,631
         UAC of Nigeria PLC* ...............................      99,400          24,587
         Union Bank Nigeria PLC ............................     214,199          23,285
         United Bank For Africa PLC ........................     237,562          22,339
         West African Portland Cement PLC ..................     142,000          25,906
         Zenith Bank, Ltd. .................................     267,400          42,021
                                                                           -------------
      TOTAL NIGERIA ........................................                     660,222
                                                                           -------------
   NORWAY -- 0.1%
         Aker Kvaerner ASA .................................       7,200          47,618
         Blom ASA* .........................................       7,000          14,319
         Norske Skogindustrier ASA* ........................      43,853          86,876
         Sparebank 1 SMN ...................................         600           2,638
         Storebrand ASA ....................................      32,000          79,032
         Veidekke ASA ......................................      13,200          43,144
                                                                           -------------
      TOTAL NORWAY .........................................                     273,627
                                                                           -------------
   OMAN -- 0.1%
         Bank Dhofar SAOG ..................................      26,000          25,499
         Bank Muscat SAOG ..................................      47,300          99,287
         Dhofar International Development ..................       8,500           7,686

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   OMAN -- (CONTINUED)
         National Bank of Oman, Ltd. .......................      48,170   $      47,157
         Oman Cables Industry ..............................      12,100          28,543
         Oman Cement Co. ...................................      25,000          19,949
         Oman Flour Mills ..................................      34,000          18,484
         Oman International Bank ...........................      75,900          44,041
         Oman National Investment Corp. Holdings ...........      16,900          11,528
         Oman Oil Marketing Co. ............................      13,300          42,138
         Oman Telecommunications Co. .......................      23,500          97,857
         Renaissance Services Co. SAOG .....................      31,298          51,562
                                                                           -------------
      TOTAL OMAN ...........................................                     493,731
                                                                           -------------
   PERU -- 0.2%
         Alicorp SA ........................................     102,800          46,824
         Austral Group SA* .................................     425,900          33,915
         Banco Continental .................................      23,671          38,830
         Cia Minera Atacocha SA - Class B ..................      14,125           3,599
         Cia Minera Milpo SA ...............................      67,678         145,294
         Corp Aceros Arequipa SA ...........................      21,688          15,889
         Credicorp, Ltd. ...................................       4,300         213,968
         Edegel SA .........................................      57,200          19,495
         Edelnor SA ........................................      35,708          26,160
         Empresa Agroindustrial Casa Grande SA* ............      31,100          45,568
         Ferreyros SA ......................................     106,793          76,536
         Grana Y Montero SA ................................      72,487          46,177
         Minsur SA .........................................      35,553          40,768
         Refineria la Pampilla SA Relapasa .................       3,500          12,820
         Sociedad Minera Cerro Verde SA ....................       1,400          12,950
         Sociedad Minera el Brocal SA ......................       5,700          25,599
         Volcan Cia Minera SAA .............................      81,183          24,824
                                                                           -------------
      TOTAL PERU ...........................................                     829,216
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   PHILIPPINES -- 0.3%
         Aboitiz Equity Ventures, Inc. .....................   1,408,900   $     167,139
         Alliance Global Group, Inc.* ......................     879,200          32,971
         Atlas Consolidated Mining & Development* ..........     330,000          19,537
         Ayala Land, Inc. ..................................     285,100          39,660
         Banco De Oro Unibank, Inc. ........................     105,300          54,403
         Bank of the Philippine Islands ....................      55,580          46,432
         Filinvest Land, Inc. ..............................     867,800           7,383
         Globe Telecom, Inc. ...............................       2,300          37,502
         International Container Term Services, Inc. .......      80,800          22,283
         JG Summit Holdings, Inc. ..........................      79,500           2,887
         Jollibee Foods Corp. ..............................      47,600          42,482
         Manila Electric Co. ...............................      66,110          82,724
         Metropolitan Bank & Trust .........................      88,500          44,371
         Philex Mining Corp.* ..............................     607,000          64,425
         Philippine Long Distance Telephone Co. ............       6,200         283,354
         PNOC Energy Development Corp. .....................     587,000          24,468
         San Miguel Corp. - Class B ........................     195,500         178,616
         SM Prime Holdings, Inc. ...........................     287,400          46,561
         Union Bank of Philippines .........................      26,400          12,183
                                                                           -------------
      TOTAL PHILIPPINES ....................................                   1,209,381
                                                                           -------------
   POLAND -- 0.7%
         Agora SA ..........................................       8,600          47,143
         Bank Handlowy W Warszawie SA ......................       1,500          24,404
         Bank Millennium SA ................................      22,000          21,561
         Bank Pekao SA .....................................      11,344         486,630
         Bank Zachodni WBK SA ..............................       1,500          56,589
         Bioton SA* ........................................     158,300          10,742
         BRE Bank SA* ......................................         650          43,772
         Budimex SA* .......................................         950          16,459

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   POLAND -- (CONTINUED)
         Central European Distribution Corp.* ..............       6,830   $     134,551
         Cersanit-Krasnystaw SA* ...........................       9,300          43,404
         ComArch SA* .......................................         400           8,265
         Dom Development SA ................................       1,800          12,488
         Elektrobudowa SA ..................................         700          36,966
         Eurocash SA .......................................      11,800          39,905
         Getin Holding SA* .................................      18,000          30,493
         Globe Trade Centre SA* ............................       8,100          41,760
         Grupa Lotos SA* ...................................       2,600          10,528
         Ing Bank Slaski SA ................................         200          29,140
         KGHM Polaksa Miedz SA .............................      10,621         101,339
         LPP SA* ...........................................          90          34,651
         Mostalzab SA* .....................................      17,000          17,308
         Mostostal-Warszawa SA* ............................       2,300          38,270
         Multimedia Polska SA ..............................      19,300          44,394
         Netia SA* .........................................      21,500          17,460
         Orbis SA ..........................................       2,900          31,959
         Polimex Mostostal SA ..............................      51,700          53,434
         Polish Energy Partners SA* ........................       4,100          27,464
         Polnord SA* .......................................       1,000           9,937
         Polska Grupa Farmaceutyczna SA* ...................       1,200          11,117
         Polski Koncern Miesny Duda SA* ....................      19,100           7,768
         Polski Koncern Naftowy Orlen ......................      12,387         107,916
         Powszechna Kasa Oszczednosci Bank Polski SA .......      47,030         567,927
         Przedsiebiorstwo Eksportu I Importu Kopex SA* .....       3,300          11,541
         Synthos SA* .......................................      99,800          14,896
         Telekomunikacja Polska SA .........................      74,050         480,949
         Vistula & Wolczanka SA* ...........................      12,900           9,449
         Zaklad Przetworstwa Hutniczego Stalprodukt SA .....         250          24,986
                                                                           -------------
      TOTAL POLAND .........................................                   2,707,565
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   PORTUGAL -- 0.1%
         EDP - Energias de Portugal SA .....................      34,254   $     128,862
         Jeronimo Martins SGPS SA ..........................      13,860          76,979
         Portugal Telecom SGPS SA ..........................      21,553         184,447
                                                                           -------------
      TOTAL PORTUGAL .......................................                     390,288
                                                                           -------------
   QATAR -- 0.3%
         Barwa Real Estate Co. .............................       4,856          41,441
         Commercial Bank of Qatar ..........................       3,008          73,541
         Doha Bank, Ltd. ...................................       5,658          65,705
         First Finance Co.* ................................       3,751          25,669
         Industries Qatar ..................................       4,230         117,632
         Masraf Al Rayan ...................................      25,900          78,634
         Qatar Electricity & Water Co. .....................       2,230          68,974
         Qatar Fuel Co. ....................................       1,900          68,327
         Qatar Gas Transport Co. Nakilat* ..................      10,800          65,253
         Qatar Insurance Co. ...............................         980          24,433
         Qatar International Islamic Bank* .................       4,680          75,770
         Qatar Islamic Bank ................................       2,970          67,950
         Qatar National Bank ...............................       1,854          87,631
         Qatar National Cement Co. .........................         940          25,913
         Qatar Navigation ..................................       3,928          78,444
         Qatar Real Estate Investment Co.* .................       3,864          31,149
         Qatar Shipping Co. ................................       3,740          38,706
         Qatar Telecom Q-Tel QSC ...........................       1,673          50,563
                                                                           -------------
      TOTAL QATAR ..........................................                   1,085,735
                                                                           -------------
   ROMANIA -- 0.2%
         Antibiotice .......................................     128,000          16,394
         Banca Transilvania* ...............................     188,344          99,128
         Biofarm Bucuresti* ................................   1,024,687          28,720
         Impact SA* ........................................     366,015           3,961
         Iproeb Bistrita SA ................................      17,850           5,537
         Romanian Development Bank - Groupe
            Societe Generale ...............................     111,606         334,408
         Rompetrol Rafinare SA* ............................     950,800           6,312

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   ROMANIA -- (CONTINUED)
         SNP Petrom SA .....................................   2,415,200   $     156,116
         Transelectrica SA .................................       6,650          26,246
                                                                           -------------
      TOTAL ROMANIA ........................................                     676,822
                                                                           -------------
   RUSSIA -- 1.0%
         Aeroflot - Russian International Airlines .........      10,700           9,600
         AvtoVAZ ...........................................      92,900          22,157
         Comstar United Telesystems OJSC - GDR .............       9,900          39,105
         CTC Media, Inc.* ..................................       4,400          21,120
         Evraz Group SA - GDR ..............................       1,400          12,193
         Federal Grid Co. Unified Energy System JSC* .......     518,264           2,203
         Federal Grid Co. Unified Energy System JSC, GDR* ..      12,126          24,252
         Fifth Power Generation Co., OGK-5* ................     321,200          12,437
         Gazpromneft OAO ...................................       8,500          17,425
         Inter Rao Ues OAO* ................................   2,147,005             429
         Inter Rao Ues OAO - 144A GDR* .....................       3,344           6,688
         Irkutskenergo OJSC ................................      79,800          23,940
         JSC Scientific Production Corp. IRKUT - ADR* ......       2,200           4,620
         KAMAZ* ............................................      31,400          22,803
         Kuzbassenergo OJSC* ...............................      35,853              86
         Kuzbassenergo OJSC - GDR* .........................       1,112           1,112
         LUKOIL - ADR (London Exchange) ....................       1,200          38,838
         LUKOIL - ADR (New York Exchange) ..................       7,400         235,542
         Magnit OAO* .......................................       1,600          25,742
         Mechel - ADR ......................................       3,000          12,000
         Mining & Metallurgical Co., Norilsk Nickel - ADR ..      10,000          64,900
         Mobile Telesystems OJSC ...........................      25,700          98,431
         Mobile Telesystems OJSC - ADR .....................         800          21,344

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   RUSSIA -- (CONTINUED)
         Mosenergo OAO - 144A GDR* .........................       5,368   $       8,052
         Mosenergo TGK-3 OAO* ..............................     280,431           9,815
         NovaTek OAO - GDR .................................      38,059         733,930
         Novolipetsk Steel - GDR ...........................       2,800          28,698
         OAO Rosneft Oil Company - GDR .....................      90,643         342,753
         OGK-1 OAO* ........................................      49,337             592
         OGK-1 OAO - 144A GDR* .............................      11,544           6,349
         OGK-2 OAO* ........................................      25,683             265
         OGK-2 OAO - 144A GDR* .............................       4,000           2,836
         OGK-3 OJSC ........................................      21,099             285
         OGK-3 OJSC 144A GDR* ..............................       6,576           3,617
         OGK-4 OJSC* .......................................      52,689             896
         OGK-6 OAO .........................................      29,932             257
         OGK-6 OAO - 144A GDR* .............................       4,664           4,048
         Pharmstandard - GDR* ..............................       6,028          64,102
         PIK Group - GDR Reg S* ............................       5,000           4,825
         Polyus Gold Co. - ADR .............................       2,400          29,520
         RAO Energy System of East OAO* ....................     800,000           1,840
         RAO Energy System of East OAO* ....................      56,000             146
         RAO Unified Energy System, GDR* ...................       1,300         130,000
         RBC Information Systems* ..........................       5,150           2,575
         Rostelecom ........................................       1,000          55,480
         Rostelecom - Class S ..............................      10,000          51,000
         RusHydro* .........................................     177,095           3,729
         Sberbank ..........................................      91,150          31,902
         Sberbank - Class S ................................     466,500         349,038
         Sberbank - GDR ....................................         289          14,450
         Severstal - BRD ...................................       4,300          14,709
         Severstal RegS GDR ................................      43,704         119,749
         Severstal-Avto ....................................       1,400           5,600
         Sistema JSFC - GDR ................................       3,500          19,408
         Sitronics - GDR Reg S* ............................      12,500           7,500

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   RUSSIA -- (CONTINUED)
         Surgutneftegaz - ADR ..............................      32,000   $     168,960
         Surgutneftegaz - ADR ..............................       5,500          29,425
         Tatneft - GDR .....................................       1,200          42,368
         TGK-1 OAO* ........................................   1,960,781             294
         TGK-1 OAO - 144A GDR* .............................       6,112           3,056
         TGK-13 OAO* .......................................      88,378              97
         TGK-14* ...........................................     498,161             299
         TGK-14 - 144A GDR* ................................         256             614
         TGK-2* ............................................     665,824             493
         TGK-2 - GDR* ......................................       1,032           1,032
         TGK-4* ............................................     813,658             203
         TGK-4 - 144A GDR* .................................       2,536           2,916
         TGK-5* ............................................     697,216             119
         TGK-6* ............................................     785,986             102
         TGK-8 OAO* ........................................     885,303             885
         TGK-9 OAO .........................................   3,453,248             173
         TGK-9 OAO - 144A GDR* .............................       2,688           1,613
         TMK OAO ...........................................       1,300           5,109
         Unified Energy System - GDR* ......................       3,400         341,700
         Uralsvyazinform - Class S .........................     575,000           5,692
         Vimpel-Communications - ADR .......................      14,731         105,474
         Volga Territorial Generating Co.* .................      17,150             120
         Volga Territorial Generating Co. - GDR* ...........       2,672           2,170
         Vsmpo-Avisma Corp. ................................         200           7,600
         VTB Bank OJSC - GDR ...............................      77,000         167,090
         Wimm-Bill-Dann Foods OJSC - ADR* ..................       1,800          47,358
         Yenisei Territorial Generating Co. OJSC - GDR* ....       2,752           1,032
                                                                           -------------
      TOTAL RUSSIA .........................................                   3,700,927
                                                                           -------------
   SAUDI ARABIA -- 0.2%
         The Saudi Arabia Investment Fund, Ltd. ............      16,307         575,311
                                                                           -------------
      TOTAL SAUDI ARABIA ...................................                     575,311
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   SINGAPORE -- 0.7%
         Capitacommercial Trust ............................      27,000   $      16,982
         DBS Group Holdings, Ltd. ..........................       5,000          29,452
         Ezra Holdings, Ltd. ...............................     175,000          83,470
         Fortune Real Estate Investment Trust ..............     231,000          59,382
         Fraser & Neave, Ltd. ..............................      15,000          31,014
         Genting International PLC* ........................          70              22
         Golden Agri-Resources, Ltd. .......................      78,000          12,854
         Guocoleisure, Ltd. ................................      11,000           2,233
         Hi-P International, Ltd. ..........................     126,000          26,429
         Jardine Cycle & Carriage, Ltd. ....................     117,251         779,792
         K1 Ventures, Ltd. .................................     373,000          36,921
         Keppel Corp., Ltd. ................................      19,000          57,686
         Keppel Land, Ltd ..................................      68,000          80,807
         Macquarie International Infrastructure Fund, Ltd...     464,000          95,300
         Neptune Orient Lines, Ltd. ........................     141,000         110,804
         Oversea-Chinese Banking Corp., Ltd. ...............      71,000         246,873
         SembCorp Industries, Ltd. .........................      68,000         110,930
         Singapore Airlines, Ltd. ..........................      12,000          94,379
         Singapore Exchange, Ltd. ..........................      21,000          74,806
         Singapore Food Industries, Ltd. ...................      44,000          27,242
         Singapore Press Holdings, Ltd. ....................       6,000          13,010
         Singapore Technologies Engineering, Ltd. ..........       5,000           8,280
         Singapore Telecommunications, Ltd. ................     172,000         306,513
         United Overseas Bank, Ltd. ........................      17,000         153,630
         United Overseas Land Group, Ltd. ..................      35,000          54,474

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   SINGAPORE -- (CONTINUED)
         Venture Corp., Ltd. ...............................      26,000   $      79,522
         Wilmar International, Ltd .........................      27,000          52,902
                                                                           -------------
      TOTAL SINGAPORE ......................................                   2,645,709
                                                                           -------------
   SOUTH AFRICA -- 1.5%
         ABSA Group, Ltd. ..................................      13,430         158,022
         Adcorp Holdings, Ltd. .............................      10,600          29,954
         Aeci, Ltd. ........................................       3,000          16,570
         African Bank Investments, Ltd. ....................      20,080          55,942
         African Rainbow Minerals, Ltd. ....................       2,100          25,412
         Allied Electronics Corp., Ltd. ....................       4,900          11,922
         Anglo Platinum, Ltd. ..............................       2,310         130,447
         ArcelorMittal South Africa, Ltd. ..................       5,700          54,965
         Aspen Pharmacare Holdings, Ltd.* ..................      18,722          68,328
         Astral Foods, Ltd. ................................       1,200          12,492
         Aveng, Ltd. .......................................      42,001         140,150
         AVI, Ltd. .........................................      12,300          28,000
         DataTec, Ltd.* ....................................      18,700          33,281
         Discovery Holdings, Ltd. ..........................      20,499          57,216
         Eqstra Holdings, Ltd.* ............................       9,300           8,431
         Exxaro Resources, Ltd. ............................       3,700          28,927
         Foschini, Ltd. ....................................      12,500          65,055
         Fountainhead Property Trust .......................      72,700          46,514
         Grindrod, Ltd. ....................................      12,600          20,921
         Group Five, Ltd. ..................................       4,500          17,353
         Growthpoint Properties, Ltd.* .....................       4,360             872
         Growthpoint Properties, Ltd. ......................      43,600          71,008
         Harmony Gold Mining Co., Ltd.* ....................      10,988         118,949
         Illovo Sugar, Ltd. ................................      10,300          25,709
         Imperial Holdings, Ltd. ...........................       5,000          32,512
         Investec, Ltd. ....................................       7,000          31,966
         JSE, Ltd. .........................................       2,600          10,318
         Kumba Iron Ore, Ltd. ..............................       4,000          70,524
         Liberty Holdings, Ltd. ............................       2,800          18,881
         Massmart Holdings, Ltd. ...........................      27,711         254,091
         Medi-Clinic Corp, Ltd. ............................      17,600          38,925

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   SOUTH AFRICA -- (CONTINUED)
         Mondi, Ltd. .......................................       6,100   $      22,303
         MTN Group, Ltd. ...................................      82,844         976,743
         Mvelaphanda Group, Ltd. ...........................      66,500          35,549
         Nampak, Ltd. ......................................      11,100          15,870
         Naspers, Ltd. .....................................      11,101         200,820
         Nedbank Group, Ltd. ...............................       6,300          65,164
         Network Healthcare Holdings, Ltd.* ................      75,400          68,505
         New Clicks Holdings, Ltd. .........................      26,600          48,750
         Northam Platinum, Ltd. ............................       8,000          17,992
         Pick'n Pay Holdings, Ltd. .........................      60,800          97,821
         Pick'n Pay Stores, Ltd. ...........................      17,900          69,687
         Pretoria Portland Cement Co., Ltd. ................       4,420          15,010
         Raubex Group, Ltd. ................................      10,200          23,961
         Reinet Investments SCA* ...........................       7,262           7,619
         Reinet Investments SCA ............................         726           1,650
         Remgro, Ltd. ......................................      11,400          94,293
         Reunert, Ltd. .....................................      13,300          73,329
         RMB Holdings, Ltd. ................................      28,300          78,953
         SA Corporate Real Estate Fund .....................      99,600          28,093
         Sanlam, Ltd. ......................................     108,712         199,835
         Sappi, Ltd. .......................................      17,850          72,281
         Sasol, Ltd. .......................................      14,257         433,580
         Shoprite Holdings, Ltd. ...........................      51,466         296,011
         Standard Bank Group, Ltd. .........................      18,860         170,166
         Steinhoff International Holdings, Ltd. ............      53,000          71,950
         Sun International, Ltd. ...........................       4,500          45,536
         Telkom SA, Ltd. ...................................      26,441         328,326
         The Spar Group, Ltd. ..............................      11,500          70,931
         Tiger Brands, Ltd. ................................      13,268         205,388
         Truworths International, Ltd. .....................      11,700          43,288
         Wilson Bayly Holmes- Ovcon, Ltd. ..................       5,700          66,262
         Woolworths Holdings, Ltd. .........................      30,600          42,210
                                                                           -------------
      TOTAL SOUTH AFRICA ...................................                   5,671,533
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                                  VALUE
                                                                    SHARES       (NOTE 2)
                                                                  ---------   -------------
   SOUTH KOREA -- 2.5%
         Amorepacific Corp.* ..................................          70   $      36,606
         Cheil Industries, Inc. ...............................         890          28,921
         CJ CheilJedang Corp. .................................         180          26,108
         CJ Corp. .............................................         630          20,478
         Daewoo Engineering & Construction Co., Ltd.* .........       4,364          31,562
         Daewoo Shipbuilding & Marine Engineering Co., Ltd.*...       2,770          34,918
         DC Chemical Co., Ltd.* ...............................         270          48,439
         Dongkuk Steel Mill Co., Ltd.* ........................      14,941         329,613
         Doosan Corp.* ........................................         310          24,406
         Doosan Heavy Industries and Construction Co., Ltd.*...         910          46,896
         Doosan Infracore Co., Ltd.* ..........................       2,200          26,260
         GS Engineering & Construction Corp.* .................         690          32,728
         GS Holdings Corp.* ...................................       1,960          42,895
         Hana Financial Group, Inc. ...........................      16,220         258,378
         Hanjin Heavy Industries & Construction Co., Ltd.* ....       7,121         167,127
         Hanjin Shipping Co., Ltd.* ...........................       3,770          55,839
         Hankook Tire Co., Ltd. ...............................       2,320          28,651
         Hanwha Corp.* ........................................       1,980          31,073
         Hite Brewery Co., Ltd.* ..............................       1,231         163,459
         Honam Petrochemical Corp.* ...........................         750          31,488
         Hynix Semiconductor, Inc.* ...........................      90,593         496,525
         Hyosung Corp.* .......................................       4,920         153,735
         Hyundai Department Store Co., Ltd.* ..................         430          22,005
         Hyundai Development Co.* .............................       1,840          48,716
         Hyundai Engineering & Construction Co., Ltd.* ........       1,210          56,185
         Hyundai Heavy Industries* ............................         611          99,894

                                                                                  VALUE
                                                                    SHARES       (NOTE 2)
                                                                  ---------   -------------
   SOUTH KOREA -- (CONTINUED)
         Hyundai Motor Co., Ltd. ..............................      11,071   $     354,242
         Hyundai Motor Co., Ltd. - 2nd PFD ....................       1,490          16,453
         Hyundai Securities Co. ...............................       4,630          36,659
         Hyundai Steel Co.* ...................................       1,550          47,801
         Industrial Bank of Korea* ............................       5,180          32,511
         KB Financial Group, Inc. - ADR* ......................       1,200          31,440
         KCC Corp. ............................................         120          28,028
         Kia Motors Corp.* ....................................       3,820          20,311
         Korea Exchange Bank* .................................       8,450          43,511
         Korea Express Co., Ltd.* .............................         470          33,445
         Korea Gas Corp.* .....................................       8,310         384,892
         Korea Kumho Petrochemical* ...........................       1,340          20,122
         Korea Line Corp.* ....................................         330          17,889
         Korea Zinc Co., Ltd.* ................................       2,009         119,824
         Korean Air Lines Co., Ltd.* ..........................       2,260          69,660
         KT Corp. .............................................      10,056         299,950
         KT Freetel Co., Ltd.* ................................       7,900         197,943
         KT&G Corp. ...........................................       6,424         406,341
         LG Chem, Ltd.* .......................................       1,400          80,591
         LG Corp.* ............................................      10,759         373,643
         LG Dacom Corp. .......................................      10,994         176,421
         LG Electronics, Inc. .................................       5,128         311,387
         LG Household & Health Care, Ltd. .....................         300          45,719
         LG Philips LCD Co., Ltd. .............................      44,530         742,165
         LG Telecom, Ltd.* ....................................      18,620         148,198
         Lotte Confectionery Co., Ltd.* .......................         160         167,127
         Lotte Shopping Co., Ltd. .............................         190          32,258
         LS Cable, Ltd.* ......................................         650          40,345
         Macquarie Korea Infrastructure Fund ..................      21,102          80,745
         Mirae Asset Securities Co., Ltd. .....................         370          22,141
         NHN Corp.* ...........................................       1,762         186,269
         POSCO ................................................         500         151,836
         Pusan Bank* ..........................................       2,640          12,522
         S-Oil Corp. ..........................................         740          36,572
         Samsung Card Co. .....................................       5,380         160,037

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
    INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      SOUTH KOREA -- (CONTINUED)
         Samsung Electro- Mechanics Co., Ltd. ..............       1,070   $      28,811
         Samsung Engineering Co., Ltd. .....................         370          13,154
         Samsung Fire & Marine Insurance Co., Ltd. .........         780         118,529
         Samsung Heavy Industries Co., Ltd.* ...............       3,280          60,906
         Samsung SDI Co., Ltd. .............................         670          29,793
         Samsung Securities Co., Ltd. ......................       1,390          70,128
         SK Holdings Co., Ltd.* ............................         820          63,036
         SK Telecom Co., Ltd. ..............................       7,172       1,192,108
         STX Pan Ocean Co., Ltd.* ..........................       3,000          18,993
         STX Shipbuilding Co., Ltd.* .......................       1,560          16,159
         Sung Kwang Bend Co., Ltd.* ........................       7,337          75,337
         Tong Yang Securities, Inc. ........................       5,400          26,893
         Woongjin Coway Co., Ltd.* .........................       1,510          32,382
         Woori Finance Holdings Co., Ltd.* .................       5,090          26,470
         Woori Investment & Securities Co., Ltd. ...........       1,600          16,401
         Youngone Corp.* ...................................      24,400         123,673
         Yuhan Corp.* ......................................         262          46,087
                                                                           -------------
      TOTAL SOUTH KOREA ....................................                   9,230,763
                                                                           -------------
      SPAIN -- 3.3%
         Acerinox SA .......................................       6,116          99,414
         ACS, Actividades de Construccion y Servicios, SA ..      11,275         523,571
         Banco de Sabadell SA ..............................      67,153         459,717
         Banco Popular Espanol SA ..........................      26,978         233,996
         Banco Santander Central Hispano SA ................      24,721         238,822
         Banco Santander Central Hispano SA - ADR ..........     232,293       2,204,461
         Corporacion Mapfre SA .............................     143,546         489,553

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      SPAIN -- (CONTINUED)
         Criteria Caixacorp SA .............................      35,283   $     140,756
         Fomento de Construcciones y Contratas SA ..........       1,476          49,085
         Grupo Ferrovial SA ................................       5,689         158,693
         Iberdrola Renovables SA* ..........................       6,084          26,524
         Iberdrola SA ......................................     188,264       1,754,938
         Iberia Lineas Aereas de Espana SA .................      76,930         216,974
         Indra Sistemas SA .................................      12,621         289,687
         Industria de Diseno Textil SA .....................       2,211          98,458
         Repsol YPF SA .....................................       3,550          75,793
         Repsol YPF SA - ADR ...............................      39,095         840,933
         Telefonica SA .....................................     187,875       4,240,651
         Union Fenosa SA ...................................      10,012         250,854
                                                                           -------------
      TOTAL SPAIN ..........................................                  12,392,880
                                                                           -------------
      SWEDEN -- 1.1%
         Atlas Copco AB ....................................      19,070         149,312
         Bankas Snoras AB* .................................      30,780           4,830
         Bure Equity AB ....................................      23,181          73,688
         Electrolux AB - Series B ..........................      56,015         490,135
         Getinge AB - Class B ..............................       3,180          38,587
         Hennes & Mauritz AB - Class B .....................      14,826         589,706
         Holmen AB .........................................       2,300          57,556
         JM AB .............................................       4,696          26,443
         Lundbergforetagen AB ..............................         862          33,920
         Millicom International Cellular SA ................       1,088          51,408
         Modern Times - Class B ............................       5,240         114,718
         NCC AB - Class B ..................................       5,200          33,947
         Nordea AB .........................................      77,190         550,186
         Ratos AB ..........................................       3,714          65,582
         SAS AB* ...........................................       4,500          22,452
         Securitas AB - Class B ............................      10,759          90,579
         Skanska AB - Class B ..............................       3,804          39,016
         Svenska Cellulosa AB - Class B ....................      20,871         181,211
         Swedish Match AB ..................................      31,269         451,426
         Tele2 AB - Class B ................................      15,755         142,573
         Telefonaktiebolaget Ericsson LM - Class B .........      25,496         198,764

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      SWEDEN -- (CONTINUED)
         Telefonaktiebolaget LM Ericsson - ADR .............      34,600   $     270,226
         TeliaSonera AB ....................................      35,730         179,937
         Volvo AB - Class A ................................      18,991         109,538
         Volvo AB - Class B ................................      19,400         110,402
                                                                           -------------
      TOTAL SWEDEN .........................................                   4,076,142
                                                                           -------------
      SWITZERLAND -- 6.7%
         ABB, Ltd.* ........................................      78,314       1,194,300
         Actelion, Ltd.* ...................................       9,396         531,546
         Addax Petroleum Corp. .............................       1,886          32,220
         Adecco SA .........................................       9,577         327,860
         Aryzta AG* ........................................       2,319          74,515
         Baloise Holding, Ltd. .............................       3,086         233,049
         Compaghnie Financiere Richmont SA .................      38,394         731,555
         EFG International AG ..............................       1,797          32,112
         Financiere Tradition ..............................         234          15,243
         Flughafen Zuerich AG ..............................         401          94,273
         Geberit AG ........................................         769          83,168
         Givaudan SA .......................................         289         228,367
         HBM Bioventures* ..................................         800          31,110
         Holcim, Ltd. - Class B ............................       3,107         179,833
         Kardex AG* ........................................         802          22,829
         Nestle SA .........................................     157,449       6,234,688
         Nobel Biocare Holding AG ..........................         748          15,446
         Novartis AG .......................................     125,343       6,277,360
         Roche Holding AG - Genusschein ....................      24,952       3,862,997
         Sulzer AG .........................................       2,120         122,340
         Swatch Group AG ...................................         389          54,864
         Swiss Reinsurance .................................         800          39,172
         Swisscom AG .......................................         159          51,577
         Syngenta AG .......................................       2,890         561,427
         Synthes, Inc. .....................................       4,883         619,193
         UBS AG* ...........................................      81,076       1,179,604
         Valiant Holding ...................................         955         178,859
         Walter Meire AG ...................................          39           2,329
         Zurich Financial Services AG ......................       8,297       1,812,737
                                                                           -------------
      TOTAL SWITZERLAND ....................................                  24,824,573
                                                                           -------------
      TAIWAN -- 2.0%
         Acer, Inc. ........................................     193,830         253,561
         Advanced
            Semiconductor Engineering, Inc. ................      64,961          23,490

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      TAIWAN -- (CONTINUED)
         Asia Cement Corp. .................................      37,100   $      32,397
         Asia Optical Co., Inc. ............................      11,110          13,160
         AU Optronics Corp. ................................      95,550          72,435
         AU Optronics Corp. ................................      60,489         464,555
         Capital Securities Corp. ..........................      79,200          19,485
         Catcher Technology Co., Ltd. ......................       8,580          14,332
         Cathay Real Estate Development Co., Ltd. ..........      84,000          18,727
         Chang Hwa Commercial Bank .........................      67,000          26,371
         Cheng Shin Rubber Industry Co., Ltd. ..............      41,400          35,813
         Chi Mei Optoelectronics Corp. .....................     106,050          35,092
         China Airlines* ...................................     101,000          23,624
         China Development Financial Holding Corp. .........     188,979          42,176
         China Life Insurance Co., Ltd.* ...................     287,800         105,704
         China Motor Corp. .................................      73,000          19,483
         China Petrochemical Development Corp.* ............     137,800          26,351
         China Steel Corp. .................................     428,000         302,946
         Chinatrust Financial Holding Co., Ltd. ............     434,078         185,782
         Chong Hong Construction Co. .......................      21,419          17,653
         Chroma Ate, Inc. ..................................           1               1
         Chunghwa Picture Tubes, Ltd. ......................     166,000          17,019
         Chunghwa Telecom Co., Ltd. ........................     407,929         657,093
         Clevo Co. .........................................      28,770          22,503
         CMC Magnetics Corp.* ..............................     177,000          28,096
         Compal Electronics, Inc. ..........................      58,290          30,818
         D-Link Corp. ......................................      31,620          22,324
         Delta Electronics, Inc. ...........................      22,440          43,677
         E.Sun Financial Holding Co., Ltd. .................     102,960          27,660
         Epistar Corp. .....................................      10,099           9,177
         Eva Airways Corp.* ................................     144,000          33,206

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      TAIWAN -- (CONTINUED)
         Evergreen Marine Corp. Taiwan, Ltd. ...............      94,000   $      44,472
         Everlight Electronics Co., Ltd. ...................      18,359          24,349
         Far Eastern Department Stores Co., Ltd. ...........      42,000          23,965
         Far Eastern Textile Co., Ltd. .....................      55,681          35,841
         Feng Hsin Iron & Steel Co. ........................      33,990          33,250
         First Financial Holding Co., Ltd. .................      74,888          40,003
         First Steamship Co., Ltd. .........................      20,700          19,619
         Formosa Chemicals & Fibre Corp. ...................      22,000          26,961
         Formosa Petrochemical Corp. .......................      33,000          68,488
         Foxconn Technology Co., Ltd. ......................      16,500          39,074
         Fubon Financial Holding Co., Ltd. .................     611,000         448,409
         Goldsun Development & Construction Co, Ltd. .......      73,395          21,003
         HannStar Display Corp. ............................     144,049          18,927
         High Tech Computer Corp. ..........................      30,400         305,151
         HON HAI Precision Industry Co., Ltd. ..............     116,050         228,823
         Hotai Motor Co., Ltd. .............................      20,000          30,880
         Hua Nan Financial Holdings Co., Ltd. ..............      68,340          38,750
         Innolux Display Corp. .............................      36,300          27,030
         Inventec Appliances Corp. .........................      33,000          21,928
         Inventec Co., Ltd. ................................     100,800          28,562
         KGI Securities Co., Ltd. ..........................     101,000          32,912
         Largan Precision Co., Ltd. ........................       5,100          31,819
         Lien Hwa Industrial Corp. .........................      70,453          25,076
         Lite-On Technology Corp. ..........................      33,391          21,974
         Macronix International ............................     128,269          34,095
         MediaTek, Inc. ....................................       5,050          34,156

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      TAIWAN -- (CONTINUED)
         Mega Financial Holding Co., Ltd. ..................     135,000   $      47,615
         Mitac International ...............................      70,719          25,522
         Motech Industries, Inc. ...........................       9,596          22,777
         Nan Kang Rubber Tire Co., Ltd. ....................      46,800          19,820
         Nan Ya Printed Circuit Board Corp. ................      10,000          21,181
         Nanya Technology Corp.* ...........................      93,000          17,249
         Novatek Microelectronics Corp., Ltd. ..............      10,095           9,642
         Polaris Securities Co., Ltd. ......................     109,200          38,928
         POU Chen Corp. ....................................     111,098          49,926
         Powerchip Semiconductor Corp.* ....................     107,000          12,835
         Powertech Technology, Inc. ........................      18,700          31,376
         President Chain Store Corp. .......................      55,000         132,094
         ProMos Technologies, Inc.* ........................     114,000           8,479
         Qisda Corp. .......................................      69,120          13,819
         Quanta Computer, Inc. .............................     178,170         189,029
         Realtek Semiconductor Corp. .......................       8,568           8,320
         Richtek Technology Corp. ..........................       7,700          30,929
         Ruentex Industries, Ltd. ..........................      65,000          37,354
         Sanyang Industrial Co., Ltd. ......................      92,419          17,479
         Shih Wei Navigation Co., Ltd. .....................      26,240          28,084
         Shin Kong Financial Holding Co., Ltd. .............      70,705          19,380
         Sino-American Silicon Products, Inc. ..............       9,787          20,246
         SinoPac Financial Holdings Co., Ltd. ..............     622,000         137,376
         Synnex Technology International Corp. .............      19,800          20,649
         Tainan Spinning Co., Ltd. .........................     108,000          21,567
         Taishin Financial Holdings Co., Ltd. ..............      82,000          14,559

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
    INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      TAIWAN -- (CONTINUED)
         Taiwan Business Bank* .............................     141,000   $      30,490
         Taiwan Cement Corp. ...............................      56,560          46,743
         Taiwan Cooperative Bank ...........................      80,500          41,011
         Taiwan Fertilizer Co., Ltd. .......................      16,000          25,632
         Taiwan Glass Industrial Corp. .....................      55,080          31,531
         Taiwan Kolin Co., Ltd.* ...........................     141,000           3,007
         Taiwan Mobile Co., Ltd. ...........................     228,527         340,055
         Taiwan Semiconductor Manufacturing Co., Ltd. ......     216,798         295,816
         Taiwan Tea Corp.* .................................     103,000          38,333
         Tatung Co., Ltd.* .................................     102,000          19,093
         Teco Electric & Machinery Co., Ltd. ...............     111,000          34,405
         The Ambassador Hotel ..............................      41,000          42,608
         Tripod Technology Corp. ...........................      19,080          18,832
         TSRC Corp. ........................................     184,000         138,328
         Tung Ho Steel Enterprise Corp. ....................      35,000          22,759
         U-Ming Marine Transport Corp. .....................      27,000          32,595
         Uni-President Enterprises Corp. ...................      70,950          62,814
         Unimicron Technology Corp. ........................      37,370          15,609
         United Microelectronics Corp. .....................   2,641,000         597,710
         Walsin Lihwa Corp. ................................     120,000          23,476
         Wan Hai Lines, Ltd. ...............................      81,900          35,597
         Winbond Electronics Corp.* ........................     184,000          17,450
         Wintek Corp. ......................................      58,000          11,442
         Wistron Corp. .....................................      25,179          19,240
         Yageo Corp. .......................................     136,000          17,272
         Yang Ming Marine Transport Corp. ..................      83,598          25,921
         Yuanta Financial Holding Co., Ltd. ................     190,000          86,508
         Yulon Motor Co., Ltd. .............................      43,640          18,881

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      TAIWAN -- (CONTINUED)
         Zinwell Corp. .....................................      22,435   $      25,037
                                                                           -------------
      TOTAL TAIWAN .........................................                   7,444,658
                                                                           -------------
      THAILAND -- 0.7%
         Advanced Info Service PCL .........................     116,000         267,713
         Advanced Info Service PCL - For Reg ...............      94,000         212,162
         Airports of Thailand PCL ..........................      56,200          29,375
         Bangkok Bank PCL - For Reg ........................      69,100         139,967
         Bangkok Dusit Medical Service PCL .................     127,500          66,769
         Bangkok Expressway PCL ............................      50,500          25,308
         Banpu PCL - For Reg ...............................      19,800         133,759
         BEC World PCL .....................................     127,800          73,435
         Bumrungrad Hospital PCL ...........................      54,000          33,278
         Calcomp Electronics Thailand PCL ..................     211,500          10,312
         Central Pattana PCL ...............................      44,600          18,678
         CH Karnchang PCL ..................................     137,900          14,596
         Charoen Pokphand Foods PCL ........................     382,800          35,207
         CP ALL (Seven Eleven) PCL .........................     203,400          72,347
         Delta Electronics Thai PCL ........................      52,900          18,728
         Electricity Generating PCL ........................      34,500          68,433
         Glow Energy PCL ...................................      53,700          34,994
         Hana Microelectronics PCL .........................     230,900          67,188
         IRPC PCL (Thai Petrochemical Industry PCL) ........     624,900          39,354
         Kasikornbank Public Co., Ltd. .....................         100             131
         Khon Kaen Sugar Industry PCL ......................     127,100          21,880
         Krung Thai Bank PCL ...............................     345,500          38,165
         Major Cineplex Group PCL ..........................      98,300          19,883

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
    INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      THAILAND -- (CONTINUED)
         Minor International PCL ...........................     328,450   $      75,616
         Precious Shipping PCL .............................      45,400          14,448
         PTT Aromatics & Refining PCL ......................      59,778          17,081
         PTT Chemical PCL ..................................      28,200          26,290
         PTT Exploration & Production PCL ..................      43,700         134,601
         PTT PCL ...........................................      31,800          99,394
         Quality House PCL .................................          34               1
         Quality House PCL - For Reg .......................     838,700          22,956
         Ratchaburi Electricity Generating Holding PCL .....      46,000          56,921
         Regional Container Lines PCL ......................      71,800          12,877
         Samart Corp PCL ...................................     226,300          35,381
         Siam Cement PCL ...................................      12,000          35,865
         Siam City Bank PCL* ...............................      63,100          12,985
         Siam City Cement PCL ..............................       4,600          17,904
         Siam Commercial Bank PCL ..........................      22,000          30,846
         Siam Commercial Bank PCL - For Reg ................     105,100         148,071
         Siam Makro PCL ....................................      18,000          35,224
         Sino Thai Engineering & Construction PCL* .........     180,500          12,651
         Thai Airways International PCL ....................      46,000          10,372
         Thai Beverage PCL .................................     344,000          46,621
         Thai Oil PCL ......................................      53,300          36,673
         Thai Union Frozen Products PCL ....................      48,300          26,977
         Thanachart Capital PCL ............................     120,600          24,828
         Thoresen Thai Agencies PCL ........................      87,600          42,927
         TMB Bank PCL* .....................................     546,200           9,366
         Total Access Communication PCL ....................      65,000          57,451
         TPI Polene PCL* ...................................     885,000          81,620
         True Corp. PCL* ...................................     157,500           8,200
                                                                           -------------
      TOTAL THAILAND .......................................                   2,575,809
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      TURKEY -- 0.7%
         Adana Cimento - Class A ...........................       4,736   $       9,856
         Akbank TAS ........................................      50,099         157,844
         Akcansa Cimento AS ................................       4,900           7,613
         Akenerji Electrik Uretim AS* ......................       7,800          31,047
         Aksigorta AS ......................................      19,400          36,514
         Alarko Holding AS .................................      12,489          13,699
         Anadolu Efes Biracilik ve Malt Sanayii AS .........      19,264         129,362
         Anadolu Efes Biracilik ve Malt Sanayii AS - ADR* ..           3               4
         Anadolu Sigorta ...................................      41,433          25,409
         Arcelik AS ........................................      18,800          25,187
         Aygaz AS* .........................................      11,368          14,849
         Bim Birlesik Magazalar AS .........................       4,050          85,181
         Cimsa Cimento Sanayi ve Tica ......................       4,400           8,769
         Dogan Sirketler Grubu Holding AS* .................      77,761          52,408
         Dogan Yayin Holding* ..............................      28,097          12,021
         Dogus Otomotiv Servis ve Ticaret AS ...............       6,500           7,499
         Eczacibasi Ilac Sanayi ............................      19,500          11,291
         Enka Insaat ve Sanayi AS ..........................           1               3
         Eregli Demir ve Celik Fabrikalari TAS .............      44,554         119,382
         Ford Otomotiv Sanayi AS ...........................       9,100          25,720
         Haci Omer Sabinci Holding AS ......................      19,400          44,636
         Hurriyet Gazetecilik AS* ..........................      11,811           5,002
         Ihlas Holding* ....................................      53,700           7,846
         Is Gayrimenkul Yatirim Ortakligi AS ...............      18,400           8,430
         Kardemir Karabuk Demir Celik Sanayi ve
            Ticaret AS* ....................................      43,100          14,090
         KOC Holding AS* ...................................     174,626         296,637
         Koza Davetiyeleri Imalat Ithalat ve Ihracat AS* ...      21,000          12,063

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      TURKEY -- (CONTINUED)
         Petkim Petrokimya Holding AS* .....................      16,620   $      49,905
         Petrol Ofisi AS* ..................................       6,186          11,094
         Sekerbank TAS .....................................      19,100          13,684
         Tofas Turk Otomobil Fabrikasi AS ..................      11,700           8,727
         Trakya Cam Sanayi AS* .............................      25,726          15,387
         Tupras-Turkiye Petrol Rafine ......................      18,154         192,124
         Turcas Petrolculuk AS .............................       9,100          15,154
         Turk Hava Yollari Anonim Ortakligi* ...............      60,641         224,873
         Turk Sise ve Cam Fabrikalari AS* ..................           1              --
         Turkcell Iletisim Hizmetleri AS ...................      56,163         324,704
         Turkiye Garanti Bankasi AS* .......................     114,953         197,865
         Turkiye Halk Bankasi AS ...........................      14,354          42,965
         Turkiye Is Bankasi ................................     114,923         312,950
         Turkiye Sinai Kalkinma Bankasi AS* ................      24,125          14,595
         Turkiye Vakiflar Bankasi Tao ......................     124,970          96,415
         Ulker Biskuvi Sanayi AS ...........................       8,022           9,175
         Yapi ve Kredi Bankasi AS* .........................      19,115          26,374
         Yazicilar Holding AS ..............................      13,300          42,559
                                                                           -------------
      TOTAL TURKEY .........................................                   2,760,912
                                                                           -------------
      UKRAINE -- 0.0%
         UkrTelecom - GDR ..................................      75,799         126,861
                                                                           -------------
      TOTAL UKRAINE ........................................                     126,861
                                                                           -------------
      UNITED ARAB EMIRATES -- 0.2%
         Aabar Investments PJSC ............................      76,000          36,990
         Abu Dhabi Commercial Bank .........................      60,000          29,372
         Abu Dhabi National Hotels .........................      86,800          71,367
         Air Arabia* .......................................     591,400         144,680
         Aldar Properties PJSC .............................      61,000          66,687
         Amlak Finance PJSC* ...............................      50,900          14,135
         Dana Gas PJSC* ....................................     201,500          32,590

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      UNITED ARAB EMIRATES -- (CONTINUED)
         DP World, Ltd. ....................................     343,400   $     133,926
         Dubai Financial Market ............................      34,800          11,999
         Dubai Investments* ................................     123,856          34,318
         Dubai Islamic Bank PJSC ...........................      59,455          27,116
         Emaar Properties PJSC .............................      99,400          61,891
         Emirates NBD PJSC .................................      47,300          39,445
         First Gulf Bank PJSC ..............................       9,400          23,738
         Gulf Cement Co. ...................................      65,000          39,994
         RAK Properties ....................................     150,000          21,412
         Tabreed* ..........................................     185,260          26,477
         Union National Bank/Abu Dhabi .....................      36,000          21,938
         Union Properties PJSC* ............................      59,400          11,735
                                                                           -------------
      TOTAL UNITED ARAB EMIRATES ...........................                     849,810
                                                                           -------------
      UNITED KINGDOM -- 10.7%
         3I Group PLC ......................................      22,997          90,058
         Amlin PLC .........................................      24,016         124,833
         Anglo American PLC ................................      18,979         442,915
         Anglo American PLC (Johannesburg Exchange) ........       6,783         155,655
         Associated British Foods PLC ......................      14,427         151,878
         AstraZeneca PLC ...................................      62,909       2,573,635
         Aveva Group PLC ...................................       5,426          45,183
         BAE Systems PLC ...................................      96,954         527,637
         BG Group PLC ......................................     134,291       1,858,800
         BHP Billiton PLC ..................................      77,299       1,499,261
         BP PLC ............................................      95,224         735,076
         BP PLC ADR ........................................      63,739       2,979,161
         Braemar Shipping Services PLC .....................       3,435          12,152
         British American Tobacco PLC*
            (Johannesburg Exchange) ........................       1,382          36,663
         British American Tobacco PLC (Euro Exchange) ......      14,952         333,208
         British American Tobacco PLC ......................      59,930       1,563,386
         British Land Co. PLC ..............................      11,088          88,840
         Cadbury PLC .......................................      57,575         508,759
         Centrica PLC ......................................     440,561       1,696,076
         Compass Group PLC .................................     151,102         753,649

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      UNITED KINGDOM -- (CONTINUED)
         Dangote Sugar Refinery PLC ........................     211,920   $      23,464
         Diageo PLC ........................................      27,133         381,242
         Drax Group PLC ....................................      69,604         565,029
         DS Smith PLC ......................................      12,197          13,380
         Friends Provident PLC .............................     372,665         476,351
         GKN PLC ...........................................      45,025          62,690
         GlaxoSmithKline PLC ...............................     138,289       2,571,865
         GlaxoSmithKline PLC - ADR .........................      28,967       1,079,600
         Healthcare Locums PLC .............................       2,326           4,328
         Home Finance Co.* .................................     243,750         118,739
         HSBC Holdings PLC .................................      82,784         810,223
         Imperial Tobacco Group PLC ........................      14,537         388,298
         International Power PLC ...........................     269,983         940,815
         Investec PLC ......................................      12,752          52,654
         J Sainsbury PLC ...................................     155,973         744,307
         London Stock Exchange Group PLC ...................      26,486         198,672
         Lonmin PLC ........................................       7,929         105,683
         Mondi PLC .........................................      16,722          49,775
         National Express Group PLC ........................      15,284         109,905
         National Grid PLC .................................       9,159          90,504
         Next PLC ..........................................      42,109         661,706
         Pearson PLC .......................................         644           6,070
         Pearson PLC - ADR .................................      11,800         112,572
         Reckitt Benckiser Group PLC .......................      38,219       1,432,103
         Rexam PLC .........................................     101,564         519,835
         Rio Tinto PLC .....................................      40,660         903,733
         Rolls-Royce Group PLC - C Shares ..................   1,114,713              --
         Rolls-Royce Group PLC* ............................      49,940         244,302
         Royal Bank of Scotland Group PLC ..................           1               1
         SABMiller PLC .....................................       8,707         146,215
         Schroders PLC .....................................       2,630          33,085
         Scottish & Southern Energy PLC ....................      46,277         815,926
         Smith & Nephew PLC ................................      36,138         230,796
         Standard Chartered PLC ............................      54,276         694,518

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      UNITED KINGDOM -- (CONTINUED)
         Standard Chartered PLC* ...........................       6,845   $      14,761
         Tate & Lyle PLC ...................................     147,394         858,820
         Tesco PLC .........................................     335,350       1,746,178
         Thomas Cook Group PLC .............................      83,015         212,284
         Thomson Reuters PLC ...............................      30,497         679,593
         Thomson Reuters PLC - ADR .........................       2,374         322,413
         Unilever PLC ......................................       2,427          55,748
         Vodafone Group PLC ................................     362,093         741,441
         Vodafone Group PLC - ADR ..........................     118,724       2,426,719
         Whitbread PLC .....................................      14,478         192,969
         WM Morrison Supermarkets PLC ......................     391,452       1,586,692
         WPP PLC ...........................................       5,449          31,862
         Xstrata PLC .......................................      18,918         177,023
                                                                           -------------
      TOTAL UNITED KINGDOM .................................                  39,811,714
                                                                           -------------
      UNITED STATES -- 0.1%
         Dr Pepper Snapple Group, Inc.* ....................       1,193          19,386
         Gerdau Ameristeel Corp. ...........................       9,400          57,260
         Thomson Reuters Corp. .............................       7,047         203,219
                                                                           -------------
      TOTAL UNITED STATES ..................................                     279,865
                                                                           -------------
      VIETNAM -- 0.3%
         Dragon Capital - Vietnam Enterprise
            Investments, Ltd.* .............................     458,445       1,022,332
                                                                           -------------
      TOTAL VIETNAM ........................................                   1,022,332
                                                                           -------------
      TOTAL COMMON STOCK
         (COST $396,749,206) ...............................                 327,649,650
                                                                           -------------
   EXCHANGE-TRADED FUNDS -- 8.2%
         iShares DJ Euro STOXX 50 ..........................      18,255         614,590
         iShares MSCI EAFE Index Fund ......................     256,200      11,495,694
         iShares MSCI South Korea Index Fund ...............      12,216         340,704
         Tracker Fund of Hong Kong .........................     377,556         711,249

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
    INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
         Vanguard Emerging Markets Fund ETF ................     260,870   $   6,182,619
         Vanguard Europe Pacific ETF .......................     400,000      10,988,000
                                                                           -------------
      TOTAL EXCHANGE-TRADED FUNDS
         (COST $29,142,824) ................................                  30,332,856
                                                                           -------------
   PREFERRED STOCK -- 1.2%
      BRAZIL -- 0.9%
         AES Tiete SA, 10.01% ..............................       3,080          19,613
         Aracruz Celulose SA B, 1.49% ......................       6,700           7,154
         Banco Itau Holding Financeira SA, 0.32% ...........      31,038         347,381
         Brasil Telecom Participacoes SA 4.33% .............       8,500          63,458
         Brasil Telecom SA, 3.93% ..........................       4,100          23,981
         Braskem SA A, 4.61% ...............................       3,300           7,854
         Centrais Eletricas Brasileiras SA B, 1.60% ........       6,000          62,213
         Cia Brasileira de Distribuicao Grupo
            Pao de Acucar, 0.64% ...........................       2,800          37,221
         Cia Energetica de Minas Gerais, 2.58% .............      13,949         190,034
         Cia Energetica de Sao Paulo, 0.14% ................       4,100          26,530
         Cia Paranaense de Energia B, 0.90% ................      21,900         225,386
         Cia Vale do Rio Doce A, 0.38% .....................      77,619         795,162
         Duratex SA, 1.27% .................................       4,000          24,683
         Gerdau SA, 1.83% ..................................      18,793         121,365


                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      BRAZIL -- (CONTINUED)
         Gol Linhas Aereas Inteligentes SA, 2.99% ..........       1,000   $       4,250
         Investimentos Itau SA, 0.12% ......................      60,500         207,807
         Lojas Americanas SA, 0.72% ........................      17,100          45,976
         Marcopolo SA, 2.99% ...............................       7,900          10,739
         Metalurgica Gerdau SA, 2.38% ......................       3,600          31,091
         NET Servicos de Comunicacao SA* ...................       8,900          50,721
         Petroleo Brasileiro SA, 0.06% .....................      31,400         307,537
         Randon Participacoes SA, 0.62% ....................       5,000          13,443
         Sadia SA, 0.31% ...................................      13,000          20,905
         Tam SA, 0.66% .....................................       1,300          10,642
         Telecomunicacoes de Sao Paulo SA, 3.24% ...........         900          17,641
         Telemar Norte Leste SA A, 1.61% ...................       1,100          26,179
         Tim Participacoes SA, 2.49% .......................      10,000          12,650
         Ultrapar Participacoes SA, 3.08% ..................       2,400          52,302
         Usinas Siderurgicas de Minas Gerais SA A, 0.82% ...      23,958         272,455
         Vivo Participacoes SA* ............................       4,400          53,283
         Votorantim Celulose e Papel SA* ...................       1,300           9,995
                                                                           -------------
      TOTAL BRAZIL .........................................                   3,099,651
                                                                           -------------
      CHILE -- 0.0%
         Embotelladora Andina SA B, 2.51% ..................      12,700          28,399
                                                                           -------------
      TOTAL CHILE ..........................................                      28,399
                                                                           -------------
      CROATIA -- 0.0%
         Adris Grupa DD, 0.62% .............................       2,800         102,784
                                                                           -------------
      TOTAL CROATIA ........................................                     102,784
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      GERMANY -- 0.3%
         Fresenius SE AG, 1.21% ............................       6,734   $     395,186
         Porsche Automobil Holding SE AG, 0.58% ............       7,815         611,717
                                                                           -------------
      TOTAL GERMANY ........................................                   1,006,903
                                                                           -------------
      RUSSIA -- 0.0%
         Silvinit, 2.39% ...................................         379          47,410
         Surgutneftegaz - ADR, 2.19% .......................      10,000          18,500
         Transneft, 0.77% ..................................          25           5,809
                                                                           -------------
      TOTAL RUSSIA .........................................                      71,719
                                                                           -------------
      SOUTH AFRICA -- 0.0%
         Allied Electronics Corp., Ltd., 4.52% .............      17,800          42,420
                                                                           -------------
      TOTAL SOUTH AFRICA ...................................                      42,420
                                                                           -------------
      THAILAND -- 0.0%
         Siam Commercial Bank PCL, 2.42% ...................      16,600          23,029
                                                                           -------------
      TOTAL THAILAND .......................................                      23,029
                                                                           -------------
      TOTAL PREFERRED STOCK
         (COST $7,017,229) .................................                   4,374,905
                                                                           -------------
   RIGHTS -- 0.0%
      BRAZIL -- 0.0%
         Cosan SA Industria e Comercio* ....................         848               4
         EDP - Energias do Brasil SA* ......................     501,907           2,152
         Marfrig Frigorificos e Comercio de
         Alimentos SA* .....................................       1,568               7
         Totvs SA* .........................................           4              --
                                                                           -------------
      TOTAL BRAZIL .........................................                       2,163
                                                                           -------------
      GERMANY -- 0.0%
         PC-Ware* ..........................................       1,230              --
                                                                           -------------
      TOTAL GERMANY ........................................                          --
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
      HONG KONG -- 0.0%
         China OverSeas* ...................................       2,320   $         832
                                                                           -------------
      TOTAL HONG KONG ......................................                         832
                                                                           -------------
      ISRAEL -- 0.0%
         Koor Industries, Ltd.* ............................         450           1,751
         Shanghai Industrial Holdings, Ltd. ................         140              --
                                                                           -------------
      TOTAL ISRAEL .........................................                       1,751
                                                                           -------------
      LITHUANIA -- 0.0%
         Siauliu Bankas* ...................................       3,428              --
                                                                           -------------
      TOTAL LITHUANIA ......................................                          --
                                                                           -------------
      MALAYSIA -- 0.0%
         UEM World* ........................................      74,400              --
                                                                           -------------
      TOTAL MALAYSIA .......................................                          --
                                                                           -------------
      MOROCCO -- 0.0%
         Banque Marocaine* .................................         320              --
         Douja Promotion Groupe Addoha SA ..................       6,000          77,191
                                                                           -------------
      TOTAL MOROCCO ........................................                      77,191
                                                                           -------------
      OMAN -- 0.0%
         Bbank Dhofar* .....................................       8,666              --
                                                                           -------------
      TOTAL OMAN ...........................................                          --
                                                                           -------------
      SINGAPORE -- 0.0%
         DBS Group* ........................................      22,000          45,962
                                                                           -------------
      TOTAL SINGAPORE ......................................                      45,962
                                                                           -------------
      UNITED KINGDOM -- 0.0%
         Banco Santander* ..................................       3,333           3,113
         Royal Bank of Scotland* ...........................     488,822              --
                                                                           -------------
      TOTAL UNITED KINGDOM .................................                       3,113
                                                                           -------------
      UNITED STATES -- 0.0%
         Hindalco Industries, Ltd.* ........................      10,764              --
                                                                           -------------
      TOTAL UNITED STATES ..................................                          --
                                                                           -------------
      TOTAL RIGHTS
         (COST $123,859) ...................................                     131,012
                                                                           -------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
CALL WARRANTS -- 1.0%
      I JM LAND BHD-WTS ....................................       4,390   $         241
      Merrill Lynch Int'l & Co. - CW12 ABB
         Ltd. India, Exp. 06/27/12 .........................       2,560          23,826
      Merrill Lynch Int'l & Co. - CW12 Aban
         Offshore, Ltd., Exp. 04/25/12 .....................       1,000          13,796
      Merrill Lynch Int'l & Co. - CW13 Divi's
         Labatories, Ltd., Exp. 05/22/13 ...................       1,240          34,016
      Merrill Lynch Int'l. & Co. - CW09 Amtek Auto,
         Ltd., Exp. 06/08/09 ...............................       6,790           9,353
      Merrill Lynch Int'l. & Co. - CW09 Glenmark
         Pharmaceuticals, Ltd., Exp. 02/11/09 ..............       3,800          23,116
      Merrill Lynch Int'l. & Co. - CW09 Larsen &
         Toubro, Ltd., Exp. 06/23/09 .......................       7,200         114,444
      Merrill Lynch Int'l. & Co. - CW09 NTPC,
         Ltd., Exp. 10/19/09 ...............................      39,110         145,111
      Merrill Lynch Int'l. & Co. - CW09 Oil &
         Natural Gas Corp., Ltd., Exp. 03/09/09 ............       7,590         104,022
      Merrill Lynch Int'l. & Co. - CW09 Ranbaxy
         Laboratories, Ltd., Exp. 01/28/09 .................       8,900          46,141
      Merrill Lynch Int'l. & Co. - CW09 Steel
         Authority of India, Ltd., Exp. 04/21/09 ...........       9,100          14,489
      Merrill Lynch Int'l. & Co. - CW09 Tata
         Consultancy Services, Ltd., Exp. 08/24/09 .........       7,620          74,815
      Merrill Lynch Int'l. & Co. - CW10 Aditya
         Birla Nuvo, Ltd., Exp. 06/28/10 ...................       1,600          18,872

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
CALL WARRANTS -- (CONTINUED)
      Merrill Lynch Int'l. & Co. - CW10 Ambuja
         Cements, Ltd., Exp. 06/23/10 ......................      26,400   $      37,993
      Merrill Lynch Int'l. & Co. - CW10 Apollo
         Hospitals Enterprise, Ltd., Exp. 07/21/10 .........       3,810          34,907
      Merrill Lynch Int'l. & Co. - CW10 Asian
         Paints, Ltd., Exp. 08/17/10 .......................       1,300          23,902
      Merrill Lynch Int'l. & Co. - CW10 Axis
         Bank, Ltd., Exp. 04/21/10 .........................       6,160          63,872
      Merrill Lynch Int'l. & Co. - CW10 Bharat
         Heavy Electricals, Ltd., Exp. 09/01/10 ............       3,394          95,011
      Merrill Lynch Int'l. & Co. - CW10 Bharat
         Petroleum Corp., Ltd., Exp. 09/02/10 ..............       5,100          39,406
      Merrill Lynch Int'l. & Co. - CW10 Container
         Corp. of India, Exp. 02/16/10 .....................       2,800          35,490
      Merrill Lynch Int'l. & Co. - CW10 Crompton
         Greaves, Ltd., Exp. 07/27/10 ......................       5,500          15,266
      Merrill Lynch Int'l. & Co. - CW10 EIH, Ltd.,
         Exp. 02/18/10 .....................................      15,600          39,645
      Merrill Lynch Int'l. & Co. - CW10 HCL
         Technologies, Ltd., Exp. 09/01/10 .................       8,500          20,135
      Merrill Lynch Int'l. & Co. - CW10 HDFC
         Bank, Ltd. - ADR, Exp. 12/30/10 ...................       4,251          87,190
      Merrill Lynch Int'l. & Co. - CW10 Hindustan
         Unilever, Ltd., Exp. 12/30/10 .....................      38,000         195,406

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
CALL WARRANTS -- (CONTINUED)
      Merrill Lynch Int'l. & Co. - CW10 Hindustan
         Zinc, Ltd., Exp. 03/10/10 .........................       4,000   $      27,793
      Merrill Lynch Int'l. & Co. - CW10
         Infrastructure Development Finance Co., Ltd.,
         Exp. 08/12/10 .....................................      25,900          35,544
      Merrill Lynch Int'l. & Co. - CW10 Jaiprakash
         Associates, Ltd., Exp. 07/01/10 ...................      21,400          36,469
      Merrill Lynch Int'l. & Co. - CW10 Nestle
         India, Ltd., Exp. 09/30/10 ........................       1,500          44,769
      Merrill Lynch Int'l. & Co. - CW10 Sesa
         GOA, Ltd., Exp. 01/21/10 ..........................      14,000          24,692
      Merrill Lynch Int'l. & Co. - CW10 Sun
         Pharmaceutical Industries, Ltd., Exp. 02/17/10 ....       2,400          52,470
      Merrill Lynch Int'l. & Co. - CW10 Suzlon
         Energy, Ltd., Exp. 09/16/10 .......................      10,500          13,439
      Merrill Lynch Int'l. & Co. - CW10 Tata
         Power Co., Ltd., Exp. 09/30/10 ....................       6,600         101,580
      Merrill Lynch Int'l. & Co. - CW10 Unitech,
         Ltd., Exp. 07/12/10 ...............................      10,200           8,518
      Merrill Lynch Int'l. & Co. - CW11 Adani
         Enterprises, Ltd., Exp. 09/06/11 ..................       2,200          13,656
      Merrill Lynch Int'l. & Co. - CW11 BF
         Utilities, Ltd., Exp. 06/01/11 ....................       1,316          14,517
      Merrill Lynch Int'l. & Co. - CW11 Bharat
         Forge, Ltd., Exp. 05/23/11 ........................       6,800          11,714

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
CALL WARRANTS -- (CONTINUED)
      Merrill Lynch Int'l. & Co. - CW11 Bharti
         Airtel, Ltd., Exp. 03/17/11 .......................      28,600   $     420,407
      Merrill Lynch Int'l. & Co. - CW11 Cairn
         India, Ltd., Exp. 12/27/11 ........................      12,470          44,077
      Merrill Lynch Int'l. & Co. - CW11 Cipla,
         Ltd./India, Exp. 08/16/11 .........................      17,100          65,554
      Merrill Lynch Int'l. & Co. - CW11 Dabur
         India, Ltd., Exp. 06/15/11 ........................      18,300          31,581
      Merrill Lynch Int'l. & Co. - CW11 Dr. Reddy's
         Laboratories, Ltd., Exp. 01/03/11 .................       4,500          43,327
      Merrill Lynch Int'l. & Co. - CW11
         GlaxoSmithKline Pharmaceuticals, Ltd.,
         Exp. 01/31/11 .....................................       2,300          54,371
      Merrill Lynch Int'l. & Co. - CW11 Grasim
         Industries, Ltd., Exp. 05/02/11 ...................       1,400          35,086
      Merrill Lynch Int'l. & Co. - CW11 Hero
         Honda Motors, Ltd., Exp. 05/02/11 .................       3,600          59,438
      Merrill Lynch Int'l. & Co. - CW11 Housing
         Development Finance Corp., Exp. 01/18/11 ..........       8,160         249,184
      Merrill Lynch Int'l. & Co. - CW11 Indian
         Oil Corp., Ltd., Exp. 08/25/11 ....................       4,600          40,259
      Merrill Lynch Int'l. & Co. - CW11 Mahindra
         & Mahindra, Ltd., Exp. 05/03/11 ...................       5,900          33,273
      Merrill Lynch Int'l. & Co. - CW11 Maruti
         Suzuki India, Ltd., Exp. 06/13/11 .................       3,700          39,543

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
    INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
CALL WARRANTS -- (CONTINUED)
      Merrill Lynch Int'l. & Co. - CW11 Reliance
         Capital, Ltd., Exp. 09/20/11 ......................       3,100   $      34,503
      Merrill Lynch Int'l. & Co. - CW11 Reliance
         Communications, Ltd., Exp. 01/25/11 ...............      31,130         145,305
      Merrill Lynch Int'l. & Co. - CW11 Reliance
         Natural Resources, Ltd., Exp. 01/25/11 ............      42,400          49,826
      Merrill Lynch Int'l. & Co. - CW11 Reliance
         Petroleum, Ltd., Exp. 05/18/11 ....................      23,100          41,383
      Merrill Lynch Int'l. & Co. - CW11 Siemens
         India, Ltd., Exp. 12/13/11 ........................       3,800          22,402
      Merrill Lynch Int'l. & Co. - CW11 Sterlite
         Industries India, Ltd., Exp. 03/24/11 .............       6,300          33,665
      Merrill Lynch Int'l. & Co. - CW11 Tata
         Chemicals, Ltd., Exp. 06/27/11 ....................       7,250          24,614
      Merrill Lynch Int'l. & Co. - CW11 Tata Steel,
         Ltd., Exp. 10/18/11 ...............................      10,950          48,862
      Merrill Lynch Int'l. & Co. - CW11 United
         Spirits, Ltd., Exp. 10/05/11 ......................       2,200          39,991
      Merrill Lynch Int'l. & Co. - CW11 Zee
         Entertainment Enterprises, Ltd., Exp. 05/09/11 ....       8,100          23,272
      Merrill Lynch Int'l. & Co. - CW12 Bosch,
         Ltd., Exp. 10/04/12 ...............................         500          32,572
      Merrill Lynch Int'l. & Co. - CW12 Colgate
         Palmolive India, Ltd., Exp. 10/25/12 ..............       5,200          43,373

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
CALL WARRANTS -- (CONTINUED)
      Merrill Lynch Int'l. & Co. - CW12 DLF, Ltd.,
         Exp. 06/21/12 .....................................       4,300   $      24,925
      Merrill Lynch Int'l. & Co. - CW12 Essar Oil,
         Ltd., Exp. 07/20/12 ...............................      21,430          38,167
      Merrill Lynch Int'l. & Co. - CW12 Idea
         Cellular, Ltd., Exp. 03/05/12 .....................      57,200          61,871
      Merrill Lynch Int'l. & Co. - CW12 JSW Steel,
         Ltd., Exp. 06/21/12 ...............................       2,000           9,422
      Merrill Lynch Int'l. & Co. - CW12 Kotak
         Mahindra Bank, Ltd., Exp. 04/20/12 ................       4,200          30,847
      Merrill Lynch Int'l. & Co. - CW12 Mundra
         Port and Special Economic Zone, Ltd.,
         Exp. 11/23/12 .....................................       4,200          28,069
      Merrill Lynch Int'l. & Co. - CW12 Power Grid
         Corp of India, Ltd., Exp. 09/27/12 ................      24,600          42,023
      Merrill Lynch Int'l. & Co. - CW12 Punj
         Lloyd, Ltd., Exp. 06/25/12 ........................       4,400          13,279
      Merrill Lynch Int'l. & Co. - CW13 Jindal Steel
         & Power, Ltd., Exp. 01/30/13 ......................       1,800          33,698
      Merrill Lynch Int'l. & Co. - CW13 Piramal
         Healthcare, Ltd., Exp. 02/05/13 ...................       6,060          29,643
      Merrill Lynch Int'l. & Co. - CW11 ACC, Ltd.,
         Exp. 07/12/11 .....................................       2,900          28,607
                                                                           -------------
   TOTAL CALL WARRANTS
      (COST $6,748,604) ....................................                   3,692,045
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
CERTIFICATES -- 0.0%
   GERMANY -- 0.0%
      Deutsche Bank
         AG/London - Unified
         Energy Systems ....................................           8   $          --
      Deutsche Bank
         AG/London - Unified
         Energy Systems - OGK4 .............................           6           7,526
      Deutsche Bank
         AG/London - Unified
         Energy Systems - TGK11 ............................           8           1,089
                                                                           -------------
      TOTAL GERMANY ........................................                       8,615
                                                                           -------------
      TOTAL CERTIFICATES
         (COST $67,395) ....................................                       8,615
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
SHORT-TERM INVESTMENTS -- 3.1%
      BlackRock Liquidity Funds
         TempCash Portfolio - Institutional Series .........   5,740,486   $   5,740,486
      BlackRock Liquidity Funds
         TempFund Portfolio - Institutional Series .........   5,740,485       5,740,485
                                                                           -------------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $11,480,971) ...................................                  11,480,971
                                                                           -------------
   TOTAL INVESTMENTS -- 101.8%
      (COST $451,330,088)+ .................................                 377,670,054
   LIABILITIES IN EXCESS OF
      OTHER ASSETS -- (1.8)% ...............................                  (6,577,517)
                                                                           -------------
   NET ASSETS -- 100.0% ....................................               $ 371,092,537
                                                                           =============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $498,585,579. At December 31, 2008, net unrealized depreciation was $120,915,525. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $18,259,177, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $139,174,702.

ADR  - American Depository Receipt

GDR  - Global Depository Receipt

PLC  - Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

At December 31, 2008, the Multi-Manager International Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                     VALUE AT    NET UNREALIZED
                                                        CONTRACT     DECEMBER     APPRECIATION
SETTLEMENT DATE              CURRENCY BOUGHT             AMOUNT      31, 2008    (DEPRECIATION)
---------------      -------------------------------   ----------   ----------   --------------
January-09 .......   39,984,582 Japanese Yen           $  447,090   $  441,236     $  (5,854)
January-09 .......   34,075,519 Japanese Yen              380,307      376,028        (4,279)
January-09 .......   56,217,066 Japanese Yen              623,284      620,364        (2,920)
January-09 .......   2,514,579 Japanese Yen                27,779       27,748           (31)
January-09 .......   644,897 Australian Dollar            395,760      448,113        52,353
April-09 .........   721,674 Euro                       1,031,305      999,770       (31,535)
April-09 .........   424,547 Euro                         603,908      588,146       (15,762)
April-09 .........   2,176,272 Euro                     3,055,659    3,014,895       (40,764)
April-09 .........   568,649 Euro                         735,661      787,777        52,116
April-09 .........   474,678 Euro                         610,839      657,594        46,755
May-09 ...........   415,000 Polish Zloty                 152,506      138,443       (14,063)
May-09 ...........   749,334 Polish Zloty                 250,663      249,976          (687)
May-09 ...........   42,559,753 Hungarian Forint          211,005      218,285         7,280
May-09 ...........   39,346,523 Hungarian Forint          191,393      201,805        10,412
October-09 .......   591,803 Czechoslovakia Koruna         31,279       30,421          (858)
October-09 .......   772,905 Polish Zloty                 289,132      256,377       (32,755)
October-09 .......   890,661 Polish Zloty                 320,785      295,436       (25,349)
October-09 .......   2,316,267 Czechoslovakia Koruna      125,339      119,045        (6,294)
October-09 .......   3,382,653 Czechoslovakia Koruna      172,990      173,852           862
November-09 ......   2,533,553 Polish Zloty               937,282      839,720       (97,562)
December-09 ......   102,483,631 Japanese Yen           1,051,427    1,140,559        89,132
                                                                                   ---------
                                                                                   $ (19,803)
                                                                                   =========

                                                                     VALUE AT    NET UNREALIZED
                                                        CONTRACT     DECEMBER     APPRECIATION
SETTLEMENT DATE              CURRENCY SOLD               AMOUNT      31, 2008    (DEPRECIATION)
---------------      -------------------------------   ----------   ----------   --------------
January-09 .......   644,897 Australian Dollar         $  423,807   $  448,113     $ (24,306)
January-09 .......   3,021,912 Czechoslovakia Koruna      164,807      156,354         8,453
January-09 .......   3,040,371 Czechoslovakia Koruna      164,807      157,309         7,498
January-09 .......   812,725 Czechoslovakia Koruna         37,586       36,361         1,225
April-09 .........   941,263 Czechoslovakia Koruna         50,297       48,542         1,755
May-09 ...........   725,699 Czechoslovakia Koruna         36,059       37,394        (1,335)
July-09 ..........   604,844 Czechoslovakia Koruna         32,961       31,128         1,833
October-09 .......   607,151 Czechoslovakia Koruna         32,962       31,210         1,752
October-09 .......   1,066,657 Czechoslovakia Koruna       54,283       54,821          (538)
October-09 .......   4,278,570 Czechoslovakia Koruna      217,131      219,898        (2,767)
October-09 .......   5,415,964 Czechoslovakia Koruna      270,217      278,354        (8,137)
April-09 .........   4,365,819 Euro                     5,842,776    6,048,184      (205,408)
May-09 ...........   127,791,847 Hungarian Forint         596,879      655,432       (58,553)
May-09 ...........   81,906,276 Hungarian Forint          378,868      420,089       (41,221)
December-09 ......   102,483,631 Japanese Yen           1,051,427    1,140,559       (89,132)

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
    INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                     VALUE AT    NET UNREALIZED
                                                        CONTRACT     DECEMBER     APPRECIATION
SETTLEMENT DATE               CURRENCY SOLD              AMOUNT      31, 2008    (DEPRECIATION)
---------------      -------------------------------   ----------   ----------   --------------
May-09 ...........   415,000 Polish Zloty               $152,506     $138,443      $  14,063
May-09 ...........   415,000 Polish Zloty                152,506      138,443         14,063
May-09 ...........   850,435 Polish Zloty                302,012      283,704         18,308
May-09 ...........   868,621 Polish Zloty                305,012      289,712         15,300
May-09 ...........   897,976 Polish Zloty                311,780      299,503         12,277
May-09 ...........   71,810 Polish Zloty                  23,338       23,939           (601)
May-09 ...........   431,665 Polish Zloty                140,288      143,902         (3,614)
October-09 .......   1,663,566 Polish Zloty              530,558      551,813        (21,255)
November-09 ......   1,923,190 Polish Zloty              613,497      637,421        (23,924)
November-09 ......   610,363 Polish Zloty                193,597      202,298         (8,701)
                                                                                   ---------
                                                                                   $(392,965)
                                                                                   =========

At December 31, 2008, the Multi-Manager International Fund had open financial futures contracts as follows:

                                                              VALUE AT
                                                 CONTRACT   DECEMBER 31,    UNREALIZED
CONTRACTS TO BUY               EXPIRATION DATE    AMOUNT        2008       APPRECIATION
----------------               ---------------   --------   ------------   ------------
1 TOPIX Index Futures ......     March 2009      $ 92,743     $ 95,091        $2,348
8 EURO STOXX ...............     March 2009       269,974      272,839         2,865
2 FTSE 100 IDX .............     March 2009       122,557      126,261         3,704
                                                                              ------
                                                                              $8,917
                                                                              ======

The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in the financial statements. Upon entering into futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
COMMON STOCK -- 10.5%
   DEPARTMENT STORES -- 0.3%
      Lifestyle International Holdings, Ltd. ...............   1,000,000   $   1,021,242
                                                                           -------------
   HOTELS, RESORTS & CRUISE LINES -- 0.5%
      Shangri-La Asia, Ltd. ................................     800,000         925,351
      Sol Melia, SA ........................................     120,000         722,673
      Starwood Hotels & Resorts Worldwide, Inc. ............      19,600         350,840
                                                                           -------------
                                                                               1,998,864
                                                                           -------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 7.6%
      CapitaLand, Ltd. .....................................   1,090,700       2,379,832
      Cheung Kong, Ltd. ....................................     306,800       2,926,759
      China Overseas Land & Investment, Ltd. ...............   1,050,000       1,474,345
      City Developments, Ltd. ..............................     205,000         917,160
      Daito Trust Construction Co., Ltd. ...................      17,801         934,452
      Daiwa House Industry Co., Ltd. .......................     115,000       1,127,528
      Hang Lung Group, Ltd. ................................     181,300         553,844
      Hang Lung Properties, Ltd. ...........................     951,500       2,089,083
      Henderson Land Development Co., Ltd. .................      95,000         355,316
      Kerry Properties, Ltd. ...............................     505,800       1,360,656
      Mitsubishi Estate Co., Ltd. ..........................     309,300       5,109,292
      Mitsui Fudosan Co., Ltd. .............................     288,300       4,806,606
      Sino Land Co., Ltd. ..................................     441,100         461,936
      Sumitomo Realty & Development Co., Ltd. ..............      95,500       1,435,570
      Sun Hung Kai Properties, Ltd. ........................     318,700       2,681,714
      Wharf Holdings, Ltd. .................................     200,800         555,846
      Wing Tai Holdings, Ltd. ..............................     565,000         328,408
                                                                           -------------
                                                                              29,498,347
                                                                           -------------

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
REAL ESTATE OPERATING COMPANIES -- 2.1%
      Aeon Mall Co., Ltd. ..................................      84,800   $   1,639,324
      BR Malls Participacoes SA* ...........................      29,200         113,945
      Brookfield Properties Corp. ..........................      38,600         298,378
      Castellum AB .........................................      33,900         268,034
      Central Pattana PCL ..................................     500,000         209,394
      Central Pattana PCL - NVDR ...........................   1,200,000         502,545
      Citycon Oyj ..........................................     254,046         605,322
      Deutsche Euroshop AG .................................      16,719         568,736
      Hongkong Land Holdings, Ltd. .........................     498,100       1,235,288
      Hufvudstaden AB - Class A ............................      60,800         435,779
      Hysan Development Co., Ltd. ..........................     649,455       1,055,974
      NTT Urban Development Corp. ..........................         123         133,205
      PSP Swiss Property AG* ...............................      13,880         692,208
      Safestore Holdings PLC ...............................     274,000         214,062
                                                                           -------------
                                                                               7,972,194
                                                                           -------------
   TOTAL COMMON STOCK
      (COST $56,494,310) ...................................                  40,490,647
                                                                           -------------
REAL ESTATE INVESTMENT TRUSTS -- 20.8%
   DIVERSIFIED -- 2.5%
      British Land Co. PLC .................................     132,682       1,063,083
      Canadian Real Estate Investment Trust ................      17,788         325,213
      Dexus Property Group .................................   1,613,189         923,744
      General Property Trust ...............................     607,491         396,129
      ICADE ................................................      16,030       1,332,153
      Liberty Property Trust ...............................      34,600         789,918
      Mirvac Group .........................................     387,460         346,770
      Stockland Corp., Ltd. ................................     282,939         804,873
      United Urban Investment Corp. ........................           5          19,771
      Vornado Realty Trust .................................      53,600       3,234,760
      Wereldhave NV ........................................       3,616         318,949
                                                                           -------------
                                                                               9,555,363
                                                                           -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
    INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   INDUSTRIAL -- 0.9%
      AMB Property Corp. ...................................      21,600   $     505,872
      Ascendas Real Estate Investment Trust ................     368,400         354,413
      Goodman Group ........................................   1,120,917         577,208
      Japan Logistics Fund, Inc. ...........................          24         145,690
      ProLogis .............................................      91,600       1,272,324
      Segro PLC ............................................     220,000         784,324
                                                                           -------------
                                                                               3,639,831
                                                                           -------------
   OFFICE -- 2.8%
      Alexandria Real Estate Equities, Inc. ................       3,400         205,156
      BioMed Realty Trust, Inc. ............................      39,900         467,628
      Boston Properties, Inc. ..............................      42,000       2,310,000
      Corporate Office Properties Trust ....................      11,100         340,770
      Derwent London PLC ...................................      45,248         475,984
      Digital Realty Trust, Inc. ...........................      26,000         854,100
      Douglas Emmett, Inc. .................................      74,500         972,970
      Great Portland Estates PLC ...........................      43,400         162,978
      Highwoods Properties, Inc. ...........................      16,600         454,176
      Japan Real Estate Investment Corp. ...................         241       2,152,887
      Nippon Building Fund, Inc. ...........................         171       1,879,592
      ORIX JREIT, Inc. .....................................           4          18,997
      SL Green Realty Corp. ................................       9,500         246,050
      Societe Immobiliere de Location Pour
         l'Industrie et le Commerce ........................       3,733         348,749
      Tokyu, Inc. ..........................................           7          43,454
                                                                           -------------
                                                                              10,933,491
                                                                           -------------
   RESIDENTIAL -- 2.0%
      Apartment Investment & Management Co. - Class A ......          --               2
      AvalonBay Communities, Inc. ..........................      26,400       1,599,312
      BRE Properties, Inc. .................................      22,900         640,742

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   RESIDENTIAL -- (CONTINUED)
      Equity Residential ...................................      62,400   $   1,860,768
      Essex Property Trust, Inc. ...........................      24,900       1,911,075
      Home Properties, Inc. ................................      14,300         580,580
      Nippon Accommodations Fund, Inc. .....................          14          59,886
      Post Properties, Inc. ................................      17,500         288,750
      UDR, Inc. ............................................      59,200         816,368
                                                                           -------------
                                                                               7,757,483
                                                                           -------------
   RETAIL -- 8.7%
      Acadia Realty Trust ..................................      11,200         159,824
      Calloway Real Estate Investment Trust ................      29,200         268,465
      CapitaMall Trust .....................................     433,654         482,565
      CFS Retail Property Trust ............................     414,785         545,233
      Corio NV .............................................      26,822       1,235,115
      Equity One, Inc. .....................................      23,500         415,950
      Eurocommercial Properties NV .........................      28,250         951,086
      Federal Realty Investment Trust ......................      59,200       3,675,136
      Frontier Real Estate Investment Corp. ................          19         105,201
      General Growth Properties, Inc. ......................      24,000          30,960
      Hammerson PLC ........................................     134,579       1,042,522
      Immobiliare Grande Distribuzione .....................     335,000         502,363
      Japan Retail Fund Investment Corp. ...................          51         220,287
      Kimco Realty Corp. ...................................      45,200         826,256
      Klepierre ............................................      43,333       1,065,647
      Land Securities Group PLC ............................     111,395       1,497,633
      Liberty International PLC ............................      20,160         139,581
      Macquarie Prime REIT .................................     321,000         116,043
      Mercialys SA .........................................      28,898         912,614
      Regency Centers Corp. ................................       8,400         392,280
      RioCan Real Estate Investment Trust ..................      74,600         825,464
      Simon Property Group, Inc. ...........................      95,600       5,079,228

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                               VALUE
                                                                 SHARES       (NOTE 2)
                                                               ---------   -------------
   RETAIL -- (CONTINUED)
         Tanger Factory Outlet Centers, Inc. ...............      22,100   $     831,402
         Taubman Centers, Inc. .............................      26,200         667,052
         The Link Real Estate Investment Trust .............     714,900       1,189,242
         The Macerich Co. ..................................      45,800         831,728
         Union du Credit-Bail Immobilier ...................      38,753       5,789,487
         Westfield Group ...................................     434,005       3,940,220
                                                                           -------------
                                                                              33,738,584
                                                                           -------------
   SPECIALIZED -- 3.9%
         Extra Space Storage, Inc. .........................      25,800         266,256
         Health Care Property Investors, Inc. ..............      80,800       2,243,816
         Health Care REIT, Inc. ............................      59,800       2,523,560
         Hospitality Properties Trust ......................      18,100         269,147
         Host Hotels & Resorts, Inc. .......................     169,400       1,282,358
         LaSalle Hotel Properties ..........................      13,549         149,716
         Nationwide Health Properties, Inc. ................      45,300       1,301,016
         Omega Healthcare Investors, Inc. ..................      23,600         376,892
         Public Storage ....................................      46,100       3,664,950
         Ventas, Inc. ......................................      90,100       3,024,657
                                                                           -------------
                                                                              15,102,368
                                                                           -------------
      TOTAL REAL ESTATE INVESTMENT TRUSTS
         (COST $101,984,292) ...............................                  80,727,120
                                                                           -------------
   PREFERRED STOCK -- 0.0%
         Maguire Properties, Inc., 7.625%
            (Cost $247,280) ................................      24,500          27,685
                                                                           -------------
   RIGHTS -- 0.0%
      INDUSTRIAL -- 0.0%
         China OverSeas
         (Cost $0) .........................................      42,000          15,065
                                                                           -------------

                                                                 SHARES/
                                                                PRINCIPAL        VALUE
                                                                  AMOUNT        (NOTE 2)
                                                               -----------   -------------
   STRUCTURED NOTES -- 5.9%
      Barclays Bank PLC, 1YR Note Linked to
      Global Inflation-Linked Bond Index ...................   $20,000,000   $  19,232,000
         Deutsche Bank AG, London Branch, Structured Note
            Linked to the DB Liquidity Commodity Index .....     3,300,000       3,557,400
                                                                             -------------
      TOTAL STRUCTURED NOTES
         (COST $23,300,000) ................................                    22,789,400
                                                                             -------------
   EXCHANGE-TRADED FUNDS -- 13.0%
         iPATH Dow Jones-AIG Commodity Index Total
            Return Note* ...................................       189,465       6,680,536
         iShares Lehman U.S. Treasury Inflation
            Protected Securities Index Fund ................        90,742       9,005,236
         PowerShares DB Commodity Index
         Tracking Fund* ....................................     1,646,204      34,883,063
                                                                             -------------
      TOTAL EXCHANGE-TRADED FUNDS
         (COST $72,788,323) ................................                    50,568,835
                                                                             -------------
   INVESTMENT COMPANIES -- 5.9%
         PIMCO Commodity RealReturn Strategy Fund -
           Institutional Shares
           (Cost $42,707,640) ..............................     3,586,095      22,915,145
                                                                             -------------
   U.S. TREASURY OBLIGATIONS -- 40.2%
         U.S. Treasury Inflation Indexed Notes,
            0.88%, 04/15/10 ................................     4,145,000       4,454,952
         U.S. Treasury Inflation Indexed Notes,
            3.50%, 01/15/11 ................................    13,780,000      16,835,192
         U.S. Treasury Inflation Indexed Notes,
            3.00%, 07/15/12 ................................     7,077,000       8,357,340

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED) -- CONTINUED

                                                                 SHARES/
                                                                PRINCIPAL        VALUE
                                                                  AMOUNT        (NOTE 2)
                                                               -----------   -------------
   U.S. TREASURY OBLIGATIONS -- (CONTINUED)
         U.S. Treasury Inflation Indexed Notes,
            1.88%, 07/15/13 ...............................    $12,930,000   $  14,359,363
         U.S. Treasury Inflation Indexed Notes,
            2.00%, 07/15/14 ...............................     13,088,000      14,225,672
         U.S. Treasury Inflation Indexed Notes,
            1.63%, 01/15/15 ...............................     11,287,000      11,875,676
         U.S. Treasury Inflation Indexed Notes,
            1.88%, 07/15/15 ...............................     12,846,000      13,515,347
         U.S. Treasury Inflation Indexed Notes,
            2.63%, 07/15/17 ...............................     11,985,000      12,838,187
         U.S. Treasury Inflation Indexed Notes,
            2.38%, 01/15/25 ...............................     11,551,000      13,047,725
         U.S. Treasury Inflation Indexed Notes,
            2.00%, 01/15/26 ...............................     12,868,000      13,230,491
         U.S. Treasury Inflation Indexed Notes,
            3.63%, 04/15/28 ...............................      9,888,000      15,778,640
         U.S. Treasury Inflation Indexed Notes,
            3.88%, 04/15/29 ...............................     10,803,000      17,583,343
                                                                             -------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (COST $157,754,966) ..............................                    156,101,928
                                                                             -------------
   SHORT-TERM INVESTMENTS -- 4.0%
      CERTIFICATES OF DEPOSIT -- 0.8%
         Bank of America Corp.,
            2.85%, 01/15/09 ................................     1,900,000       1,900,520
         U.S. Bank,
            2.96%, 03/09/09 ................................     1,000,000       1,002,888
                                                                             -------------
                                                                                 2,903,408
                                                                             -------------

                                                                PRINCIPAL
                                                                  AMOUNT/        VALUE
                                                                  SHARES        (NOTE 2)
                                                               -----------   -------------
   COMMERCIAL PAPER -- 0.5%
         CME Group, Inc.,
            2.20%, 01/26/09 ................................   $ 1,000,000   $     998,403
         Medtronic, Inc.,
            1.50%, 03/03/09 ................................     1,000,000         998,212
                                                                             -------------
                                                                                 1,996,615
                                                                             -------------
   MONEY MARKET FUNDS -- 0.9%
         BlackRock Liquidity Funds TempCash Portfolio -
            Institutional Series ...........................     1,830,562       1,830,562
         BlackRock Liquidity Funds TempFund Portfolio -
            Institutional Series ...........................     1,830,561       1,830,561
                                                                             -------------
                                                                                 3,661,123
                                                                             -------------
   U.S. AGENCY OBLIGATIONS -- 1.8%
         Federal Home Loan Bank,
            1.82%, 05/13/09 ................................   $ 3,000,000       2,997,270
         Federal Home Loan Mortgage Corp.,
            2.62%, 02/24/09 ................................     2,000,000       1,999,411
         Federal Home Loan Mortgage Corporation
            Discount Notes,
            2.60%, 02/18/09 ................................     2,000,000       1,999,742
                                                                             -------------
                                                                                 6,996,423
                                                                             -------------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $15,522,460) ................................                    15,557,569
                                                                             -------------
      TOTAL INVESTMENTS -- 100.3%
         (COST $470,799,271) ...............................                   389,193,394
      LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)% ......                    (1,052,546)
                                                                             -------------
      NET ASSETS -- 100.0% .................................                 $ 388,140,848
                                                                             =============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $485,377,902. At December 31, 2008, net unrealized depreciation was $96,184,508. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,620,511, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $105,805,019.

NVDR -- Non Voting Depositary Receipt

PLC  -- Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

                                                         MULTI-MANAGER      SMALL-CAP
                                                        LARGE-CAP FUND   STRATEGY FUND+
                                                        --------------   --------------
ASSETS:
Investment in securities, at value* .................    $162,288,976     $ 56,108,023
Receivable for fund shares sold .....................         150,143           50,295
Receivable for investments sold .....................          95,944       14,837,928
Dividends and interest receivable ...................         527,563           58,087
Other assets ........................................          40,282           19,418
                                                         ------------     ------------
Total assets ........................................     163,102,908       71,073,751
                                                         ------------     ------------
LIABILITIES:
Cash overdraft ......................................              --          201,567
Payable for fund shares redeemed ....................       1,024,934           87,606
Payable for investments purchased ...................         147,098       15,168,305
Accrued advisory fee ................................          69,709            9,853
Other accrued expenses ..............................          95,171           19,423
                                                         ------------     ------------
Total liabilities ...................................       1,336,912       15,486,754
                                                         ------------     ------------
NET ASSETS ..........................................    $161,765,996     $ 55,586,997
                                                         ============     ============
NET ASSETS CONSIST OF:
Paid-in capital .....................................    $246,337,051     $ 84,064,040
Undistributed net investment income .................          43,597           40,749
Accumulated net realized loss on investments ........     (88,409,555)     (31,193,178)
Net unrealized appreciation of investments ..........       3,794,903        2,675,386
                                                         ------------     ------------
NET ASSETS ..........................................    $161,765,996     $ 55,586,997
                                                         ============     ============
NET ASSETS BY SHARE CLASS:
   Institutional Shares .............................    $161,730,274     $ 55,563,573
   A Shares .........................................          35,722           23,424
                                                         ------------     ------------
                                                         $161,765,996     $ 55,586,997
                                                         ============     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares .............................      19,303,459        8,501,654
   A Shares .........................................           4,264            3,613
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering
      and redemption price) .........................    $       8.38     $       6.54
                                                         ------------     ------------
   A Shares (net asset value (NAV) and
      redemption price) .............................    $       8.38     $       6.48
                                                         ------------     ------------
   A Shares (offering price -- NAV / 0.965) .........    $       8.68     $       6.72
                                                         ------------     ------------

----------
*    Investments at cost ............................    $158,494,073     $ 53,432,637
+    Formerly the Multi-Manager Small-Cap Fund

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

                                                                     MULTI-MANAGER      MULTI-MANAGER
                                                                  INTERNATIONAL FUND   REAL ASSET FUND
                                                                  ------------------   ---------------
ASSETS:
Investment in securities, at value* ...........................     $ 377,670,054       $ 389,193,394
Foreign currency at value** ...................................         3,413,171               4,394
Receivable for fund shares sold ...............................         3,048,849           1,595,196
Receivable for investments sold ...............................        21,603,063           5,650,373
Dividends and interest receivable .............................         2,320,724           2,283,113
Variation margin receivable on futures contracts ..............           650,574                  --
Other assets ..................................................            33,979              51,097
                                                                    -------------       -------------
Total assets ..................................................       408,740,414         398,777,567
                                                                    -------------       -------------
LIABILITIES:
Cash overdraft ................................................           742,787           4,155,060
Payable for fund shares redeemed ..............................         8,988,042           5,855,592
Payable for investments purchased .............................        26,448,541             421,271
Net unrealized depreciation on forward foreign currency
   exchange contracts .........................................           412,768                  --
Accrued advisory fee ..........................................           313,418             204,796
Other accrued expenses ........................................           742,321                  --
                                                                    -------------       -------------
Total liabilities .............................................        37,647,877          10,636,719
                                                                    -------------       -------------
NET ASSETS ....................................................     $ 371,092,537       $ 388,140,848
                                                                    =============       =============
NET ASSETS CONSIST OF:
Paid-in capital ...............................................     $ 812,412,412       $ 550,018,393
Undistributed (distribution in excess of) net investment
   income .....................................................         2,192,678          (3,543,128)
Accumulated net realized loss on investments ..................      (368,995,034)        (76,728,540)
Net unrealized depreciation of investments and foreign
   currency ...................................................       (74,517,519)        (81,605,877)
                                                                    -------------       -------------
NET ASSETS ....................................................     $ 371,092,537       $ 388,140,848
                                                                    =============       =============
NET ASSETS BY SHARE CLASS:
   Institutional Shares .......................................     $ 371,020,620       $ 357,603,040
   A Shares ...................................................            71,917          30,537,808
                                                                    -------------       -------------
                                                                    $ 371,092,537       $ 388,140,848
                                                                    =============       =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares .......................................        75,094,246          30,932,127
   A Shares ...................................................            14,595           2,642,131
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering, and
      redemption price) .......................................     $        4.94       $       11.56
                                                                    -------------       -------------
   A Shares (net asset value (NAV) and redemption price) ......     $        4.93       $       11.56
                                                                    -------------       -------------
   A Shares (Public offering price -- NAV / 0.965) ............     $        5.11       $       11.98
                                                                    -------------       -------------

----------
*   Investments at cost .......................................     $ 451,330,088       $ 470,799,271
**  Foreign currency at cost ..................................     $   3,694,678       $       4,425

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2008 (Unaudited)

                                                                MULTI-MANAGER      SMALL-CAP
                                                               LARGE-CAP FUND   STRATEGY FUND+
                                                               --------------   --------------
INVESTMENT INCOME:
   Dividends ...............................................    $  2,311,091     $    444,087
   Foreign tax withheld ....................................             (27)             (26)
                                                                ------------     ------------
   Total investment income .................................       2,311,064          444,061
                                                                ------------     ------------
EXPENSES:
   Advisory Fees ...........................................         757,496          191,289
   Administration fees .....................................          14,009            3,642
   Sub-administration and accounting fees ..................          94,104           64,071
   Custody fees ............................................          58,606           37,163
   Transfer agent fees .....................................          43,442           15,853
   Distribution fees -- A Shares ...........................              47               24
   Professional fees .......................................          86,143           50,296
   Reports to shareholders .................................          15,645           10,058
   Registration fees .......................................          20,041           13,051
   Trustees' fees ..........................................          13,459           13,459
   Compliance services .....................................           3,554            3,573
   Other ...................................................          20,316            3,002
                                                                ------------     ------------
   Total expenses before fee waivers .......................       1,126,862          405,481
   Advisory fees waived ....................................        (105,606)         (71,553)
   Sub-administration and accounting fees waived ...........              --           (4,018)
                                                                ------------     ------------
   Total expenses, net .....................................       1,021,256          329,910
                                                                ------------     ------------
   Net investment income ...................................       1,289,808          114,151
                                                                ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from investments ......................     (78,481,813)     (29,512,090)
   Net change in unrealized appreciation (depreciation)
      on investments .......................................         381,669        4,897,257
                                                                ------------     ------------
   Net loss on investments .................................     (78,100,144)     (24,614,833)
                                                                ------------     ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......    $(76,810,336)    $(24,500,682)
                                                                ============     ============

----------
+    Formerly the Multi-Manager Small-Cap Fund

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2008 (Unaudited)

                                                                MULTI-MANAGER    MULTI-MANAGER
                                                                INTERNATIONAL     REAL ASSET
                                                                    FUND             FUND
                                                               --------------   --------------
INVESTMENT INCOME:
   Dividends ...............................................   $   9,647,309    $   6,608,448
   Interest ................................................         139,691        7,584,959
   Foreign tax withheld ....................................        (639,926)        (103,747)
                                                               -------------    -------------
   Total investment income .................................       9,147,074       14,089,660
                                                               -------------    -------------
EXPENSES:
   Advisory Fees ...........................................       3,205,128        1,724,696
   Administration fees .....................................          48,878           45,928
   Sub-administration and accounting fees ..................         370,052          194,448
   Custody fees ............................................         604,072           96,475
   Transfer agent fees .....................................         156,796          132,255
   Distribution fees - A Shares ............................             103           47,854
   Professional fees .......................................         144,729          140,254
   Reports to shareholders .................................          18,874           22,030
   Registration fees .......................................          18,693           17,947
   Trustees' fees ..........................................          13,459           13,459
   Compliance services .....................................           3,573            3,573
   Other ...................................................          67,079           38,396
                                                               -------------    -------------
   Total expenses before fee waivers .......................       4,651,436        2,477,315
   Advisory fees waived ....................................         (50,930)         (24,695)
                                                               -------------    -------------
   Total expenses, net .....................................       4,600,506        2,452,620
                                                               -------------    -------------
   Net investment income ...................................       4,546,568       11,637,040
                                                               -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from investments ......................    (360,022,646)     (64,801,171)
   Realized gain distributions received from investment
      companies ............................................              --        5,444,908
   Net realized gain on foreign currency transactions ......         393,703           22,679
   Net realized gain (loss) on futures contracts ...........        (585,429)              --
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency .....................     (37,029,332)    (185,609,467)
                                                               -------------    -------------
   Net loss on investments and foreign currency ............    (397,243,704)    (244,943,051)
                                                               -------------    -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $(392,697,136)   $(233,306,011)
                                                               =============    =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 MULTI-MANAGER LARGE-CAP FUND
                                                               -------------------------------
                                                                  FOR THE
                                                                 SIX-MONTH
                                                                PERIOD ENDED        FOR THE
                                                                DECEMBER 31,      YEAR ENDED
                                                                     2008          JUNE 30,
                                                                 (UNAUDITED)         2008
                                                               --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................   $   1,289,808    $   1,691,396
   Net realized loss from investments ......................     (78,481,813)      (4,259,598)
   Net change in unrealized appreciation (depreciation)
      on investments .......................................         381,669      (22,991,005)
                                                               -------------    -------------
Net decrease in net assets resulting from operations .......     (76,810,336)     (25,559,207)
                                                               -------------    -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .................................      (1,321,786)      (1,750,800)
      A Shares .............................................            (225)            (139)
   Net realized gains:
      Institutional Shares .................................              --      (10,010,209)
      A Shares .............................................              --             (457)
                                                               -------------    -------------
Total distributions ........................................      (1,322,011)     (11,761,605)
                                                               -------------    -------------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares .................................      40,679,373       66,282,562
      A Shares .............................................              --           15,411
   Proceeds from mergers (Note 6):
      Institutional shares .................................       8,882,355       59,841,893
      A Shares .............................................           8,250           22,425
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................         668,480        9,932,614
      A Shares .............................................             226              596
   Cost of shares redeemed:
      Institutional Shares .................................     (52,771,437)    (109,111,257)
      A Shares .............................................             (40)             (70)
                                                               -------------    -------------
Net increase (decrease) in net assets from Fund share
   transactions ............................................      (2,532,793)      26,984,174
                                                               -------------    -------------
Total decrease in net assets ...............................     (80,665,140)     (10,336,638)
NET ASSETS:
   Beginning of Period .....................................     242,431,136      252,767,774
                                                               -------------    -------------
   End of Period ...........................................   $ 161,765,996    $ 242,431,136
                                                               =============    =============
   Undistributed net investment income .....................   $      43,597    $      75,800
                                                               -------------    -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SMALL-CAP STRATEGY FUND+
                                                               ----------------------------
                                                                 FOR THE
                                                                SIX-MONTH
                                                               PERIOD ENDED      FOR THE
                                                               DECEMBER 31,     YEAR ENDED
                                                                   2008          JUNE 30,
                                                                (UNAUDITED)       2008
                                                               ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ............................   $    114,151    $    (53,151)
   Net realized loss from investments ......................    (29,512,090)       (125,225)
   Net change in unrealized appreciation (depreciation)
      on investments .......................................      4,897,257      (7,046,202)
                                                               ------------    ------------
Net decrease in net assets resulting from operations .......    (24,500,682)     (7,224,578)
                                                               ------------    ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .................................        (60,506)             --
      A Shares .............................................             --              --
   Net realized gains:
      Institutional Shares .................................             --      (7,614,747)
      A Shares .............................................             --          (2,295)
                                                               ------------    ------------
Total distributions ........................................        (60,506)     (7,617,042)
                                                               ------------    ------------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares .................................     60,760,790       9,714,882
      A Shares .............................................         15,423              --
   Proceeds from mergers (Note 6):
      Institutional Shares .................................      3,350,514              --
      A Shares .............................................          6,272              --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................         28,551       6,482,153
      A Shares .............................................             --           2,295
   Cost of shares redeemed:
      Institutional Shares .................................    (15,857,273)    (11,424,544)
      A Shares .............................................            (41)             --
                                                               ------------    ------------
Net increase in net assets from Fund share transactions ....     48,304,236       4,774,786
                                                               ------------    ------------
Total increase (decrease) in net assets ....................     23,743,048     (10,066,834)

NET ASSETS:
   Beginning of Period .....................................     31,843,949      41,910,783
                                                               ------------    ------------
   End of Period ...........................................   $ 55,586,997    $ 31,843,949
                                                               ============    ============
Undistributed net investment income (accumulated loss) .....   $     40,749    $    (12,896)
                                                               ------------    ------------

----------
+    Formerly the Multi-Manager Small-Cap Fund

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        MULTI-MANAGER
                                                                      INTERNATIONAL FUND
                                                               -------------------------------
                                                                  FOR THE
                                                                 SIX-MONTH
                                                                PERIOD ENDED        FOR THE
                                                                DECEMBER 31,      YEAR ENDED
                                                                    2008           JUNE 30,
                                                                 (UNAUDITED)         2008
                                                               --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................   $    4,546,568   $   19,202,061
   Net realized gain (loss) from investments and
      foreign currency .....................................     (360,214,372)     101,547,671
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency .....................      (37,029,332)    (237,684,398)
                                                               --------------   --------------
Net decrease in net assets resulting from operations .......     (392,697,136)    (116,934,666)
                                                               --------------   --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .................................       (1,905,746)     (28,329,932)
      A Shares .............................................             (158)          (3,208)
   Net realized gains:
      Institutional Shares .................................      (15,211,656)    (187,053,720)
      A Shares .............................................           (2,440)         (24,966)
                                                               --------------   --------------
Total distributions ........................................      (17,120,000)    (215,411,826)
                                                               --------------   --------------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares .................................       93,023,354      267,482,946
      A Shares .............................................           10,096           39,744
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................       13,733,932      152,789,495
      A Shares .............................................            2,599           28,174
   Cost of shares redeemed:
      Institutional Shares .................................     (361,904,163)    (181,563,701)
      A Shares .............................................          (12,867)         (28,929)
                                                               --------------   --------------
Net increase (decrease) in net assets from Fund share
      transactions .........................................     (255,147,049)     238,747,729
                                                               --------------   --------------
Total decrease in net assets ...............................     (664,964,185)     (93,598,763)
NET ASSETS:
   Beginning of Period .....................................    1,036,056,722    1,129,655,485
                                                               --------------   --------------
   End of Period ...........................................   $  371,092,537   $1,036,056,722
                                                               ==============   ==============
Undistributed (distributions in excess of) net
   investment income .......................................   $    2,192,678   $     (447,986)
                                                               --------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       MULTI-MANAGER
                                                                      REAL ASSET FUND
                                                               -----------------------------
                                                                  FOR THE
                                                                 SIX-MONTH
                                                                PERIOD ENDED      FOR THE
                                                                DECEMBER 31,     YEAR ENDED
                                                                    2008          JUNE 30,
                                                                (UNAUDITED)         2008
                                                               -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................   $  11,637,040   $  24,132,302
   Net realized gain (loss) from investments and
      foreign currency .....................................     (59,333,584)     18,893,230
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency .....................    (185,609,467)     91,594,013
                                                               -------------   -------------
Net increase (decrease) in net assets resulting
   from operations .........................................    (233,306,011)    134,619,545
                                                               -------------   -------------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares .................................     (18,629,434)    (22,689,915)
      A Shares .............................................      (1,363,066)       (179,029)
   Net realized gains:
      Institutional Shares .................................     (26,209,647)    (12,761,313)
      A Shares .............................................      (2,038,231)         (2,856)
                                                               -------------   -------------
Total distributions ........................................     (48,240,378)    (35,633,113)
                                                               -------------   -------------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares .................................      84,239,672     216,098,310
      A Shares .............................................      43,872,085      32,722,684
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .................................      26,556,663      16,043,975
      A Shares .............................................       3,238,264         168,756
   Cost of shares redeemed:
      Institutional Shares .................................    (271,300,089)   (103,157,436)
      A Shares .............................................     (32,096,795)       (821,111)
                                                               -------------   -------------
Net increase (decrease) in net assets from Fund share
   transactions ............................................    (145,490,200)    161,055,178
                                                               -------------   -------------
Total increase (decrease) in net assets ....................    (427,036,589)    260,041,610
NET ASSETS:
   Beginning of Period .....................................     815,177,437     555,135,827
                                                               -------------   -------------
   End of Period ...........................................   $ 388,140,848   $ 815,177,437
                                                               =============   =============
Undistributed (distributions in excess of) net
   investment income .......................................   $  (3,543,128)  $   4,812,332
                                                               -------------   -------------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
    FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                           FOR THE
                                          SIX-MONTH
                                         PERIOD ENDED              FOR THE YEARS                     FOR THE PERIOD
                                         DECEMBER 31,              ENDED JUNE 30,                   JULY 1, 2003(1)
MULTI-MANAGER LARGE-CAP                      2008       -----------------------------------------       THROUGH
FUND -- INSTITUTIONAL SHARES              (UNAUDITED)     2008        2007       2006       2005     JUNE 30, 2004
----------------------------             ------------   --------    --------   --------   -------   ---------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................   $  12.28       $  14.40    $  12.33   $  12.05   $ 11.27       $ 10.00
                                         --------       --------    --------   --------   -------       -------
INVESTMENT OPERATIONS:
   Net investment income (2) .........       0.06           0.09        0.10       0.08      0.10          0.05
   Net realized and unrealized
      gain (loss) on investments .....      (3.89)         (1.57)       2.16       0.69      0.77          1.27
                                         --------       --------    --------   --------   -------       -------
      Total from investment
      operations .....................      (3.83)         (1.48)       2.26       0.77      0.87          1.32
                                         --------       --------    --------   --------   -------       -------
DISTRIBUTIONS:
   From net investment income ........      (0.07)         (0.09)      (0.09)     (0.08)    (0.09)        (0.05)
   From net realized gains ...........         --          (0.55)      (0.10)     (0.41)       --            --
                                         --------       --------    --------   --------   -------       -------
      Total distributions ............      (0.07)         (0.64)      (0.19)     (0.49)    (0.09)        (0.05)
                                         --------       --------    --------   --------   -------       -------
NET ASSET VALUE -- END OF
   PERIOD ............................   $   8.38       $  12.28    $  14.40   $  12.33   $ 12.05       $ 11.27
                                         ========       ========    ========   ========   =======       =======
TOTAL RETURN .........................     (31.24)%**     (10.75)%     18.45%      6.47%     7.75%        13.18%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations...       1.00%*         0.93%       0.86%      1.00%     1.00%         1.00%*
      Excluding expense limitations...       1.10%*         1.00%       0.93%      1.07%     1.29%         1.53%*
   Net investment income .............       1.26%*         0.67%       0.72%      0.67%     0.85%         0.56%*
Portfolio turnover rate ..............        168%**         127%         96%        57%       42%           26%**
Net assets at the end of period
   (000 omitted) .....................   $161,730       $242,391    $252,756   $127,610   $77,798       $69,480

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I--Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                           FOR THE                           FOR THE PERIOD
                                          SIX-MONTH                           DECEMBER 20,
                                         PERIOD ENDED     FOR THE YEARS         2005 (1)
                                         DECEMBER 31,     ENDED JUNE 30,        THROUGH
MULTI-MANAGER LARGE-CAP                      2008       ------------------      JUNE 30,
FUND -- A SHARES                          (UNAUDITED)     2008       2007         2006
-----------------------                  ------------   -------    -------   --------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................    $ 12.28       $ 14.41    $ 12.33      $12.21
                                          -------       -------    -------      ------
INVESTMENT OPERATIONS:
   Net investment income (2) .........       0.06          0.05       0.06        0.03
   Net realized and unrealized gain
      (loss) on investments ..........      (3.90)        (1.56)      2.18        0.10
                                          -------       -------    -------      ------
      Total from investment
         operations ..................      (3.84)        (1.51)      2.24        0.13
                                          -------       -------    -------      ------
DISTRIBUTIONS:
   From investment income ............      (0.06)        (0.07)     (0.06)      (0.01)
   From net realized gains ...........         --         (0.55)     (0.10)         --
                                          -------       -------    -------      ------
      Total distributions ............      (0.06)        (0.62)     (0.16)      (0.01)
                                          -------       -------    -------      ------
NET ASSET VALUE -- END OF
   PERIOD ............................    $  8.38       $ 12.28    $ 14.41      $12.33
                                          =======       =======    =======      ======
TOTAL RETURN (3) .....................     (31.33)%**    (10.98)%    18.26%       1.07%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations...       1.25%*        1.18%      1.11%       1.25%*
      Excluding expense limitations...       1.35%*        1.30%      1.18%       1.28%*
   Net investment income .............       1.11%*        0.39%      0.47%       0.46%*
Portfolio turnover rate ..............        168%**        127%        96%         57%
Net assets at the end of period
   (000 omitted) .....................    $    36       $    41    $    12      $   10

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                           FOR THE
                                          SIX-MONTH
                                         PERIOD ENDED                 FOR THE YEARS                 FOR THE PERIOD
SMALL-CAP                                DECEMBER 31,                 ENDED JUNE 30,                JULY 1, 2003(1)
STRATEGY FUND+ --                            2008        ----------------------------------------       THROUGH
INSTITUTIONAL SHARES                      (UNAUDITED)      2008       2007       2006       2005     JUNE 30, 2004
--------------------                     -------------   --------   --------   -------    -------   ---------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................     $  9.16       $ 14.11    $ 14.20    $ 13.92    $ 12.80     $ 10.00
                                           -------       -------    -------    -------    -------     -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2)....        0.02         (0.02)      0.02      (0.04)     (0.02)      (0.03)
   Net realized and unrealized
      gain (loss) on investments .....       (2.63)        (2.25)      1.89       1.43       1.46        2.83
                                           -------       -------    -------    -------    -------     -------
      Total from investment
         operations ..................       (2.61)        (2.27)      1.91       1.39       1.44        2.80
                                           -------       -------    -------    -------    -------     -------
DISTRIBUTIONS:
   From net investment income ........       (0.01)           --      (0.01)        --         --          --
   From net realized gains ...........          --         (2.68)     (1.99)     (1.11)     (0.32)         --
                                           -------       -------    -------    -------    -------     -------
      Total distributions ............       (0.01)        (2.68)     (2.00)     (1.11)     (0.32)         --
                                           -------       -------    -------    -------    -------     -------
NET ASSET VALUE -- END OF
   PERIOD ............................     $  6.54       $  9.16    $ 14.11    $ 14.20    $ 13.92     $ 12.80
                                           =======       =======    =======    =======    =======     =======
TOTAL RETURN .........................      (28.53)%**    (18.13)%    14.42%     10.42%     11.29%      28.00%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations...        1.25%*        1.25%      1.25%      1.25%      1.25%       1.25%*
      Excluding expense limitations...        1.53%*        1.92%      1.57%      1.49%      1.58%       1.92%*
   Net investment income (loss) ......        0.43%*       (0.15)%     0.13%     (0.31)%    (0.16)%     (0.26)%*
Portfolio turnover rate ..............         218%**        134%       127%        96%        44%         20%**
Net assets at the end of period
   (000 omitted) .....................     $55,564       $31,834    $41,899    $55,357    $53,271     $55,776

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income (loss) per share was calculated using the average shares outstanding method.

(3) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment loss ratios include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

+    Formerly the Multi-Manager Small-Cap Fund.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                           FOR THE                           FOR THE PERIOD
                                          SIX-MONTH                           DECEMBER 20,
                                         PERIOD ENDED     FOR THE YEARS         2005 (1)
                                         DECEMBER 31,     ENDED JUNE 30,        THROUGH
SMALL-CAP                                    2008       ------------------      JUNE 30,
STRATEGY FUND+ -- A SHARES                (UNAUDITED)     2008       2007         2006
--------------------------               ------------   -------    -------   --------------

NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................    $  9.09       $ 14.06    $ 14.17      $13.43
                                          -------       -------    -------      ------
INVESTMENT OPERATIONS:
   Net investment income (loss)(2) ...       0.01         (0.04)     (0.02)      (0.04)
   Net realized and unrealized gain
      (loss) on investments ..........      (2.62)        (2.25)      1.91        0.78
                                          -------       -------    -------      ------
      Total from investment
         operations ..................      (2.61)        (2.29)      1.89        0.74
                                          -------       -------    -------      ------
DISTRIBUTIONS:
   From net investment income ........         --            --      (0.01)         --
   From net realized gains ...........         --         (2.68)     (1.99)         --
                                          -------       -------    -------      ------
      Total distributions ............         --         (2.68)     (2.00)         --
                                          -------       -------    -------      ------
NET ASSET VALUE -- END OF
   PERIOD ............................    $  6.48       $  9.09    $ 14.06      $14.17
                                          =======       =======    =======      ======
TOTAL RETURN(3) ......................     (28.71)%**    (18.35)%    14.24%       5.51%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations...       1.50%*        1.50%      1.50%       1.50%*
      Excluding expense limitations...       1.78%*        2.17%      1.81%       1.75%*
   Net investment income (loss) ......       0.19%*       (0.39)%    (0.11)%     (0.54)%*
Portfolio turnover rate ..............        218%**        134%       127%         96%(4)
Net assets at the end of period
   (000 omitted) .....................    $    23       $    10    $    12      $   13

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

+    Formerly the Multi-Manager Small-Cap Fund.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                           FOR THE
                                          SIX-MONTH
                                         PERIOD ENDED
                                         DECEMBER 31,                   FOR THE YEARS ENDED JUNE 30,
MULTI-MANAGER INTERNATIONAL                  2008       ---------------------------------------------------------
FUND -- INSTITUTIONAL SHARES              (UNAUDITED)      2008          2007        2006       2005       2004
----------------------------             ------------   ----------    ----------   --------   --------   --------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................   $   8.51       $    11.76    $     9.92   $   8.53   $   7.39   $   5.75
                                         --------       ----------    ----------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income(1) ..........       0.04             0.18          0.16       0.12       0.14       0.08
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency ...........      (3.39)           (1.24)         2.74       2.08       1.07       1.59
                                         --------       ----------    ----------   --------   --------   --------
      Total from investment
         operations ..................      (3.35)           (1.06)         2.90       2.20       1.21       1.67
                                         --------       ----------    ----------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income ........      (0.02)           (0.27)        (0.13)     (0.20)     (0.07)     (0.03)
   From net realized gains ...........      (0.20)           (1.92)        (0.93)     (0.61)        --         --
                                         --------       ----------    ----------   --------   --------   --------
      Total distributions ............      (0.22)           (2.19)        (1.06)     (0.81)     (0.07)     (0.03)
                                         --------       ----------    ----------   --------   --------   --------
NET ASSET VALUE -- END OF
   YEAR ..............................   $   4.94       $     8.51    $    11.76   $   9.92   $   8.53   $   7.39
                                         ========       ==========    ==========   ========   ========   ========
TOTAL RETURN .........................     (39.40)%**       (10.49)%       30.57%     26.70%     16.41%     29.12%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations...       1.28%*           1.15%         1.06%      1.09%      1.00%      1.08%
      Excluding expense limitations...       1.30%*           1.16%         1.06%      1.10%      1.00%      1.08%
   Net investment income .............       1.27%*           1.75%         1.49%      1.24%      1.76%      1.16%
Portfolio turnover rate ..............         72%**           124%           89%       122%        71%       129%
Net assets at the end of year
   (000 omitted) .....................   $371,021       $1,035,939    $1,129,534   $819,422   $426,581   $251,851

----------
*    Annualized

**   Not annualized

(1) The net investment income per share was calculated using the average shares outstanding method.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--International Multi-Manager Series (the "Series") and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                           FOR THE                           FOR THE PERIOD
                                          SIX-MONTH                           DECEMBER 20,
                                         PERIOD ENDED     FOR THE YEARS         2005 (1)
                                         DECEMBER 31,     ENDED JUNE 30,        THROUGH
MULTI-MANAGER INTERNATIONAL                  2008       ------------------      JUNE 30,
FUND -- A SHARES                          (UNAUDITED)     2008       2007         2006
-----------------------                  ------------   -------    -------   --------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................    $  8.50       $ 11.75    $  9.92     $  9.08
                                          -------       -------    -------     -------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........       0.03          0.15       0.16        0.09
   Net realized and unrealized gain
      (loss) on investments and
      foreign currency ...............      (3.39)        (1.23)      2.72        0.84
                                          -------       -------    -------     -------
      Total from investment
         operations ..................      (3.36)        (1.08)      2.88        0.93
                                          -------       -------    -------     -------
DISTRIBUTIONS:
   From investment income ............      (0.01)        (0.25)     (0.12)      (0.09)
   From net realized gains ...........      (0.20)        (1.92)     (0.93)         --
                                          -------       -------    -------     -------
      Total distributions ............      (0.21)        (2.17)     (1.05)      (0.09)
                                          -------       -------    -------     -------
NET ASSET VALUE -- END OF
   PERIOD ............................    $  4.93       $  8.50    $ 11.75     $  9.92
                                          =======       =======    =======     =======
TOTAL RETURN(3) ......................     (39.48)%**    (10.66)%    30.30%      10.27%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations...       1.53%*        1.40%      1.37%       1.34%*
      Excluding expense limitations...       1.55%*        1.40%      1.37%       1.36%*
   Net investment income .............       0.97%*        1.46%      1.54%       1.76%*
Portfolio turnover rate ..............         72%**        124%        89%        122%(4)
Net assets at the end of period
   (000 omitted) .....................    $    72       $   118    $   122     $    18

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                           FOR THE
                                          SIX-MONTH
                                         PERIOD ENDED                 FOR THE YEARS                 FOR THE PERIOD
                                         DECEMBER 31,                 ENDED JUNE 30,                JULY 1, 2003(1)
MULTI-MANAGER REAL ASSET                     2008        ----------------------------------------       THROUGH
FUND -- INSTITUTIONAL SHARES              (UNAUDITED)      2008       2007        2006      2005     JUNE 30, 2004
----------------------------              ------------   --------   --------   --------   -------   ---------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................    $  17.75       $  15.33   $  15.06   $  14.18   $ 11.77       $ 10.00
                                          --------       --------   --------   --------   -------       -------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........        0.26           0.60       0.50       0.50      0.31          0.38
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency ...........       (5.11)          2.71       0.24       1.72      3.12          1.55
                                          --------       --------   --------   --------   -------       -------
      Total from investment
         operations ..................       (4.85)          3.31       0.74       2.22      3.43          1.93
                                          --------       --------   --------   --------   -------       -------
DISTRIBUTIONS:
   From net investment income ........       (0.52)         (0.56)     (0.36)     (0.31)    (0.35)        (0.15)
   From net realized gains ...........       (0.82)         (0.33)     (0.11)     (1.03)    (0.67)        (0.01)
                                          --------       --------   --------   --------   -------       -------
      Total distributions ............       (1.34)         (0.89)     (0.47)     (1.34)    (1.02)        (0.16)
                                          --------       --------   --------   --------   -------       -------
NET ASSET VALUE -- END OF
   PERIOD ............................    $  11.56       $  17.75   $  15.33   $  15.06   $ 14.18       $ 11.77
                                          ========       ========   ========   ========   =======       =======
TOTAL RETURN .........................      (27.50)%**      22.27%      4.89%     16.49%    30.00%        19.40%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
   Expenses:
      Including expense limitations...        0.71%*         0.65%      0.63%      0.98%     1.17%         1.56%*
      Excluding expense limitations...        0.72%*         0.65%      0.65%      1.04%     1.29%         1.78%*
   Net investment income .............        3.48%*         3.64%      3.23%      3.38%     2.36%         3.36%*
Portfolio turnover rate ..............          55%**          72%        23%        33%       75%           29%**
Net assets at the end of period
   (000 omitted) .....................    $357,603       $782,540   $555,007   $280,049   $58,963       $40,621

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Real Estate Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                           FOR THE                           FOR THE PERIOD
                                          SIX-MONTH                           DECEMBER 20,
                                         PERIOD ENDED     FOR THE YEARS         2005 (1)
                                         DECEMBER 31,     ENDED JUNE 30,        THROUGH
MULTI-MANAGER REAL ASSET                    2008        ------------------      JUNE 30,
FUND -- A SHARES                          (UNAUDITED)     2008       2007         2006
------------------------                 ------------   -------    -------   --------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................    $ 17.75       $ 15.34    $15.07       $13.77
                                          -------       -------    ------       ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........       0.23          0.63      0.58         0.26
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency ...........      (5.10)         2.65      0.12         1.19
                                          -------       -------    ------       ------
      Total from investment
         operations ..................      (4.87)         3.28      0.70         1.45
                                          -------       -------    ------       ------
DISTRIBUTIONS:
   From investment income ............      (0.50)        (0.54)    (0.32)       (0.15)
   From net realized gains ...........      (0.82)        (0.33)    (0.11)          --
                                          -------       -------    ------       ------
      Total distributions ............      (1.32)        (0.87)    (0.43)       (0.15)
                                          -------       -------    ------       ------
NET ASSET VALUE -- END OF
   PERIOD ............................    $ 11.56       $ 17.75    $15.34       $15.07
                                          =======       =======    ======       ======
TOTAL RETURN(3) ......................     (27.59)%**     22.00%     4.62%       10.50%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations...       0.96%*        0.90%     0.89%        1.23%*
      Excluding expense limitations...       0.97%*        0.99%     0.90%        1.27%*
Net investment income ................       3.06%*        3.61%     3.74%        3.29%*
Portfolio turnover rate ..............         55%**         72%       23%          33%(4)
Net assets at the end of period
   (000 omitted) .....................    $30,538       $32,637    $  128       $   11

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2008, the Trust offered 17 series, four of which are included in these financial statements. The four series are as follows: Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Small-Cap Strategy Fund ("Small-Cap Strategy Fund") (formerly Wilmington Multi-Manager Small-Cap
     Fund), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
     (loss) from foreign currency transactions.

     FUTURES TRANSACTIONS. The Funds may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                                        LEVEL 1 -       LEVEL 2 -            LEVEL 3 -
                                                        QUOTED         SIGNIFICANT          SIGNIFICANT
                       FUNDS                            PRICES      OBSERVABLE INPUTS   UNOBSERVABLE INPUTS       TOTAL
                       -----                         ------------   -----------------   -------------------   ------------
ASSETS:
INVESTMENTS IN SECURITIES (MARKET VALUE)
Large-Cap Fund ...................................   $162,288,976                --            $--            $162,288,976
Small-Cap Strategy Fund ..........................     56,108,023                --             --              56,108,023
International Fund ...............................    102,781,600      $274,888,454             --             377,670,054
Real Asset Fund ..................................    127,097,016       262,096,378             --             389,193,394
OTHER FINANCIAL INSTRUMENTS*
International Fund ...............................   $      8,917      $   (412,768)           $--            $   (403,851)

* Other financial instruments are forward foreign currency exchange contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of SFAS 161. At this time, its impact on the Fund's financial statements disclosures has not been determined.

FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-advisor to the Large-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

                                            GROSS       FEES
                                            FEES       WAIVED       % OF AVERAGE DAILY NET ASSETS
                                         ----------   --------   ----------------------------------
LARGE-CAP FUND
RSMC                                     $  357,603   $(32,803)  0.35% of average daily net assets

Armstrong Shaw
   Associates Inc.("ASA")(1)                 46,327     (4,931)  0.50% of the first $25 million
                                                                 under ASA's management;
                                                                 0.45% of the next $25 million;
                                                                 and 0.40% over $50 million
Montag & Caldwell,
   Inc. ("M&C")(1)                          113,290    (34,784)  0.65% of the first $10 million
                                                                 under M&C's management;
                                                                 0.50% of the next $10 million;
                                                                 0.35% of the next $50 million;
                                                                 and 0.25% over $70 million

First Quadrant, L.P. ("FQ")(1)              133,626    (31,544)  0.50% of the first $75 million
                                                                 under FQ's management;
                                                                 0.35% of the next $75 million;
                                                                 0.30% of the next $150
                                                                 million; and 0.21% over $300
                                                                 million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                            GROSS       FEES
                                            FEES       WAIVED       % OF AVERAGE DAILY NET ASSETS
                                         ----------   --------   ----------------------------------
LARGE-CAP FUND (CONTINUED)
Robeco Investment Management
   Inc. (Robeco)(1)                      $   29,072   $ (1,544)  0.50% on the first $25 million
                                                                 under Robeco's management;
                                                                 0.45% on the next $25 million;
                                                                 and 0.40% over $50 million
Wilmington Trust Investment
   Management, LLC ("WTIM")-
   Fundamental strategy                      24,091         --   0.40% on the first $10 million
                                                                 in assets allocated to the
                                                                 Fundamental strategy; 0.35%
                                                                 on the next $15 million; and
                                                                 0.30% over $25 million
Wilmington Trust Investment
   Management, LLC ("WTIM")-
   Quantitative strategy                     53,487         --   0.15% on the first $1 billion
                                                                 in assets allocated to the
                                                                 Quantitative strategy; 0.10%
                                                                 on the next $1 billion; and
                                                                 0.05% over $2 billion
SMALL-CAP STRATEGY FUND
RSMC                                         92,704    (70,589)  0.35% of average daily net assets
Batterymarch Financial
   Management, Inc. ("BFM")(2)                2,059         --   0.70% of the first $100 million
                                                                 under BFM's management;
                                                                 and 0.60% over $100 million
Systematic Financial
   Management, L.P. ("SFM")(3)               17,029         --   0.80% of the first $25 million
                                                                 under SFM's management;
                                                                 0.70% of the next $50 million;
                                                                 and 0.55% over $75 million
TAMRO Capital
   Partners, LLC ("TAMRO")(3)                43,724       (964)  0.80% on the first $25 million
                                                                 under TAMRO's management;
                                                                 0.70% on the next $50 million;
                                                                 and 0.60% over $75 million
Wilmington Trust Investment
   Management, LLC ("WTIM")-
   Fundamental strategy                      28,790         --   0.40% on the first $10 million
                                                                 in assets allocated to the
                                                                 Fundamental strategy; 0.35%
                                                                 on the next $15 million;
                                                                 and 0.30% over $25 million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                            GROSS       FEES
                                            FEES       WAIVED       % OF AVERAGE DAILY NET ASSETS
                                         ----------   --------   ----------------------------------
SMALL-CAP STRATEGY FUND (CONTINUED)
Wilmington Trust Investment
   Management, LLC ("WTIM")-
   Quantitative strategy(3)              $    6,983   $     --   0.20% on the first $1 billion
                                                                 in assets allocated to the
                                                                 Quantitative strategy; 0.15%
                                                                 on the next $1 billion; and
                                                                 0.10% over $2 billion
INTERNATIONAL FUND
RSMC                                      1,254,918         --   0.35% of average daily net assets

Goldman Sachs Asset
   Management, L.P.(1)                      546,985    (36,625)  0.50% of average daily net assets
Artio Global Management, LLC
   (Formerly Julius Baer
   Investment Management, Inc.)             209,980         --   0.50% of average daily net assets
Acadian Asset Management
   LLC ("Acadian")                          278,063         --   0.75% of the first $25 million
                                                                 under Acadian's management;
                                                                 0.65% of the next $25 million;
                                                                 0.50% of the next $100 million;
                                                                 and 0.40% over $150 million

Dimensional Fund Advisors LP
   ("DFA")                                  180,075    (14,305)  0.45% of the first $50 million
                                                                 under DFA's management; and
                                                                 0.30% over $50 million
Parametric Portfolio
   Associates, Inc. ("PPA")                 490,218         --   0.80% on first $100 million under
                                                                 PPA's management; 0.75% over
                                                                 $100 million

Principal Global Investors, LLC
   ("Principal")                            244,889         --   0.75% of average daily net assets

REAL ASSET FUND

RSMC                                      1,178,462         --   0.35% of average daily net assets

RSMC--TIPS strategy                          38,033         --   For assets allocated to the TIPS
                                                                 strategy, an additional fee as
                                                                 follows: 0.07% on the first $25
                                                                 million in assets allocated to the
                                                                 TIPS strategy; 0.04% of the next
                                                                 $25 million; and 0.02% over $50
                                                                 million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                            GROSS       FEES
                                            FEES       WAIVED       % OF AVERAGE DAILY NET ASSETS
                                         ----------   --------   ----------------------------------
REAL ASSET FUND (CONTINUED)
RSMC--Enhanced
   Cash strategy                         $   13,116   $     --   For assets allocated to the
                                                                 Enhanced Cash strategy, an
                                                                 additional fee as follows:
                                                                 0.08% on the assets allocated to
                                                                 the Enhanced Cash strategy

AEW Management and
   Advisors, L.P. ("AEW ")(4)               174,675    (12,934)  0.55% of the first $25 million
                                                                 under AEW's management;
                                                                 0.45% of the next $25 million;
                                                                 and 0.35% over $50 million
ING Clarion Real Estate Securities, LP
   ("ING")(1)                               194,145    (11,761)  0.65% on the first $50 million
                                                                 under ING's management; 0.55%
                                                                 on the next $50 million; and
                                                                 0.45% over $100 million
EII Realty Securities, Inc.
   ("EII")(1)                               126,265         --   0.65% on the first $100 million
                                                                 under EII's management; and
                                                                 0.60% over $100 million.

----------
(1) Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) On May 20, 2008, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreement among the Trust, on behalf of the Small-Cap Fund, RSMC and Batterymarch Financial Management, Inc., to be effective July 14, 2008.

(3) On December 19, 2008, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreements with Systematic Financial Management, LP. and TAMRO Capital Partners LLC, to be effective December 31, 2008.

(4) On December 12, 2008, RSMC made the determination to take the asset allocation percentage to zero with the intention of terminating the sub-advisory agreement at a later date.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                                 EXPENSE LIMITATION*    EXPIRATION DATE
                                 -------------------   ----------------
Large-Cap Fund ...............          1.00%          July 1, 2013
Small-Cap Strategy Fund ......          0.25%          October 31, 2009

* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the statements of operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2008 are shown separately on the statements of operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank, N.A. serves as the foreign custody manager for the International Fund and the Real Asset Fund. The Funds pay WTC for its services as custodian. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six-month period ended December 31, 2008 were as follows:

Large-Cap Fund ..................................................   $394,075
Small-Cap Strategy Fund .........................................    286,944
International Fund ..............................................    113,944
Real Asset Fund .................................................     89,690

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                        LARGE-CAP FUND   SMALL-CAP FUND
                                        --------------   --------------
Purchases ...........................    $350,779,984     $157,116,425
Sales ...............................     359,774,799      112,625,142

                                        INTERNATIONAL FUND   REAL ASSET FUND
                                        ------------------   --------------
Purchases ...........................      $508,924,511        $344,446,535
Sales ...............................       759,757,049         441,473,973

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2008 and June 30, 2008 for the Institutional Shares and A Shares were as follows:

                                             FOR THE SIX-MONTH
                                               PERIOD ENDED              FOR THE YEAR ENDED
                                             DECEMBER 31, 2008              JUNE 30, 2008
                                        --------------------------   --------------------------
                                        INSTITUTIONAL                INSTITUTIONAL
                                           SHARES        A SHARES        SHARES       A SHARES
                                        -------------   ----------   -------------   -----------
Large-Cap Fund
Sold ................................      4,024,915            --      5,183,373           767
Issued in fund mergers (Note 6) .....      1,006,489           935      4,452,877         1,675
Issued on reinvestment of
   distributions ....................         72,847            25        717,435            43
Redeemed ............................     (5,533,105)           (4)    (8,170,289)           (6)
                                         -----------    ----------    -----------    ----------
Net Increase (Decrease) .............       (428,854)          956      2,183,396         2,479
                                         ===========    ==========    ===========    ==========
Small-Cap Strategy Fund
Sold ................................      6,799,232         1,622        907,675            --
Issued in fund merger (Note 6) ......        484,061           914             --            --
Issued on reinvestment of
   distributions ....................          4,539            --        632,405           226
Redeemed ............................     (2,261,653)           (6)    (1,033,038)           --
                                         -----------    ----------    -----------    ----------
Net Increase ........................      5,026,179         2,530        507,042           226
                                         ===========    ==========    ===========    ==========

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                             FOR THE SIX-MONTH
                                               PERIOD ENDED              FOR THE YEAR ENDED
                                             DECEMBER 31, 2008              JUNE 30, 2008
                                        --------------------------   --------------------------
                                        INSTITUTIONAL                INSTITUTIONAL
                                           SHARES        A SHARES        SHARES       A SHARES
                                        -------------   ----------   -------------   -----------
International Fund
Sold ................................     15,227,021         2,046     27,848,699         3,488
Issued on reinvestment of
   distributions ....................      2,775,690           525     16,332,311         3,013
Redeemed ............................    (64,585,372)       (1,856)   (18,570,805)       (2,976)
                                         -----------    ----------    -----------    ----------
Net Increase (Decrease) .............    (46,582,661)          715     25,610,205         3,525
                                         ===========    ==========    ===========    ==========
Real Asset Fund
Sold ................................      5,417,447     2,760,745     13,144,731     1,868,603
Issued on reinvestment of
   distributions ....................      2,206,555       265,502      1,005,273         9,614
Redeemed ............................    (20,772,572)   (2,223,263)    (6,270,380)      (47,435)
                                         -----------    ----------    -----------    ----------
Net Increase (Decrease) .............    (13,148,570)      802,984      7,879,624     1,830,782
                                         ===========    ==========    ===========    ==========

6. MERGERS. On October 17, 2008, the Large-Cap Fund acquired all of the assets and liabilities of the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") in exchange for shares of the Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Large Company Fund. The Large-Cap Fund's acquisition of the Large Company Fund was accomplished through the tax free exchange of the outstanding shares of the Large Company Fund, 1,459,715 Institutional Shares and 1,356 A Shares, on October 17, 2008 (valued at $8,882,355 and $8,250, respectively) for 1,006,489
     Institutional Shares and 935 A Shares of the Large-Cap Fund. The net assets and net unrealized depreciation of the Large Company Fund as of the close of business on October 17, 2008 were $8,890,605 and $4,505,674, respectively. Prior to the acquisition on October 17, 2008, the Large-Cap Fund had net assets of $174,760,441. After the acquisition the Large-Cap Fund had net assets of $183,651,046. The Large Company Fund had a capital loss of $2,043,157 as of the merger date which is available to offset future gains of the Large-Cap Fund (subject to limitations imposed by the Internal Revenue Code and the regulations thereunder). If not utilized against future gains, this capital loss carryforward will expire on June 30, 2016.

     On October 17, 2008, the Small-Cap Strategy Fund acquired all of the assets and liabilities of the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") in exchange for shares of the Small-Cap Strategy Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Small Company Fund. The Small-Cap Strategy Fund's acquisition of the Small Company Fund was accomplished through the tax free exchange of the outstanding shares of the Small Company Fund, 554,961 Institutional Shares and 1,040 A Shares, on October 17, 2008 (valued at $3,350,514 and $6,272, respectively) for 484,061 Institutional Shares and 914 A Shares of the Small-Cap Strategy Fund. The net assets and net unrealized depreciation of the Small

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     Company Fund as of the close of business on October 17, 2008 were $3,356,786 and $1,834,974, respectively. Prior to the acquisition on October 17, 2008, the Small-Cap Strategy Fund had net assets of $61,542,816. After the acquisition the Small-Cap Strategy Fund had net assets of $64,899,602. The Small Company Fund had a capital loss of $462,139 as of the merger date which is available to offset future gains of the Small-Cap Strategy Fund (subject to limitations imposed by the Internal Revenue Code and the regulations thereunder). If not utilized against future gains, $138,079 of the capital loss carryforward will expire on June 30, 2015 and $324,060 will expire on June 30, 2016.

     On December 14, 2007, the Large-Cap Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") in exchange for shares of the Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Mid-Cap Fund. The Large-Cap Fund's acquisition of the Mid-Cap Fund was accomplished through the tax free exchange of the outstanding shares of the Mid-Cap Fund, 3,193,227 Institutional Shares and 1,062 A Shares, on December 14, 2007 (valued at $34,571,119 and $11,446, respectively) for 2,510,649 Institutional Shares and 831 A Shares of the Large-Cap Fund. The net assets and net unrealized appreciation of the Mid-Cap Fund as of the close of business on December 14, 2007 were $34,582,565 and $2,789,012, respectively. Prior to the acquisition on December 14, 2007, the Large-Cap Fund had net assets of $259,072,482. After the acquisition the Large-Cap Fund had net assets of $293,655,047.

     On June 13, 2008, the Wilmington Multi-Manager Large-Cap Fund ("Multi-Manager Large-Cap Fund") acquired all of the assets and liabilities of the Wilmington Large-Cap Core Fund ("Large-Cap Core Fund") in exchange for shares of the Multi-Manager Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Large-Cap Core Fund. The Multi-Manager Large-Cap Fund's acquisition of the Large-Cap Core Fund was accomplished through the tax free exchange of the outstanding shares of the Large-Cap Core Fund, 1,443,265 Institutional Shares and 628 A Shares, on June 13, 2008 (valued at $25,270,774 and $10,979, respectively) for 1,942,228 Institutional Shares and 844 A Shares of the Multi-Manager Large Cap Fund. The net assets and net unrealized appreciation of the Large-Cap Core Fund as of the close of business on June 13, 2008 were $25,281,753 and $78,189, respectively. Prior to the acquisition on June 13, 2008, the Multi-Manager Large-Cap Fund had net assets of $231,375,595. After the acquisition the Multi-Manager Large-Cap Fund had net assets of $256,657,348. Prior to the reorganization, the Large-Cap Core Fund had estimated capital loss carryforwards of $2,144,956 expiring June 30, 2011 and $52,672 expiring June 30, 2012. The
     Large-Cap Core Fund used these capital loss carryforwards prior to the reorganization, and therefore were not available to the Multi-Manager Large-Cap Fund.

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     The tax character of distributions paid during the six-month period ended December 31, 2008 and the year ended June 30, 2008, respectively, were as follows:

                                               LARGE-CAP      SMALL-CAP     INTERNATIONAL   REAL ASSET
                                                  FUND      STRATEGY FUND       FUND           FUND
                                              -----------   -------------   -------------   -----------
SIX-MONTH PERIOD ENDED DECEMBER 31, 2008
Ordinary income ...........................   $ 1,322,011     $   60,506     $  1,905,904   $19,992,500
Long-term capital gains ...................            --             --       15,214,096    28,247,878
                                              -----------     ----------     ------------   -----------
   Total distributions ....................   $ 1,322,011     $   60,506     $ 17,120,000   $48,240,378
                                              ===========     ==========     ============   ===========
YEAR ENDED JUNE 30, 2008
Ordinary income ...........................   $ 2,927,916     $2,005,570     $ 76,813,654   $23,184,374
Long-term capital gains ...................     8,833,689      5,611,472      138,598,172    12,448,739
                                              -----------     ----------     ------------   -----------
   Total distributions ....................   $11,761,605     $7,617,042     $215,411,826   $35,633,113
                                              ===========     ==========     ============   ===========

     The components of accumulated earnings on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2008.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. SUBSEQUENT EVENT. On February 2, 2009, upon the recommendation of RSMC and approval by the Board of Trustees of WT Mutual Fund, Pacific Investment Management Company LLC ("PIMCO") was added as a sub-adviser to the Real Asset Fund and began managing a portion of the Real Asset Fund's assets. For its sub-advisory services, PIMCO will receive a monthly portfolio management fee at the annual rate of 0.2875% on the average daily net assets under its management.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 26, 2008, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Small-Cap Strategy Fund (formerly the Wilmington Multi-Manager Small-Cap Fund), Wilmington Multi-Manager International Fund, and Wilmington Multi-Manager Real Asset Fund (each a "series"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

At the same meeting the Board also approved the continuation of the sub-advisory agreements among the Trust, RSMC and each of the following sub-advisers: Acadian Asset Management LLC, AEW Management and Advisors, L.P., Armstrong Shaw Associates, Inc., Artio Global Management LLC, Dimensional Fund Advisors LP, First Quadrant, L.P., Goldman Sachs Asset Management, L.P., Parametric Portfolio Associates LLC, Principal Global Investors LLC and Systematic Financial Management L.P. (the "Sub-Advisory Agreements" and together with the WTIM Agreement and the Advisory Agreement, the "Agreements").

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series, (ii) the size and qualifications of RSMC's and each sub-adviser's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or any sub-adviser's ability to service the series, (ix) compliance with a series' investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) proxy voting policies. RSMC and each sub-adviser provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services for each of the series, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the series and any other ancillary benefit resulting from RSMC's or a sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the investment performance, compliance program, operations and investment adviser profitability prepared by two of the Trustees. The Board considered and weighed the above information based upon its accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

During its deliberations on whether to approve the continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and each sub-adviser. The Trustees considered the services provided to each series by each sub-adviser as compared to services provided by other advisers which manage mutual funds with investment objectives,

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

strategies and policies similar to those of the series. The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and sub-adviser(s) to each series are appropriate and consistent with the terms of the Agreements, that the quality of those services has been consistent with industry norms and that the series are likely to benefit from the continued provision of those services. They also concluded that the Adviser and each sub-adviser have sufficient personnel, with the appropriate education and experience, to serve each series effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the investment performance of each series, RSMC and each of the sub-advisers. The Board reviewed and considered comparative performance data and each series' performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series' investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and RSMC and each sub-adviser is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

The Board considered the costs of the services provided by RSMC and each sub-adviser, the compensation and benefits received by RSMC and each Sub-adviser in providing services to the series, as well as RSMC's and each sub-adviser's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and each of the sub-advisers. The Board was satisfied that the RSMC's and each sub-adviser's profits are sufficient to continue as viable concerns generally and as investment adviser or sub-adviser of each series specifically. The Board concluded that RSMC's and each sub-adviser's fees and profits derived from its relationship with the Trust in light of each series' expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series is reasonable, taking into account the size of the series, the quality of services provided by RSMC and the sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the series for the benefit of shareholders due to certain break-points in the advisory or sub-advisory fees. The Board recognized that the economies of scale achieved will be primarily the result of the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreement and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interest of each series and its shareholders to approve the continuation of each of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     EVALUATION AND APPROVAL OF A NEW SUB-ADVISORY AGREEMENT FOR THE WILMINGTON MULTI-MANAGER LARGE-CAP FUND

At meeting held on August 26, 2008, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved a new sub-advisory agreement among WT Mutual Fund (the "Trust"), Rodney Square Management Corporation ("RSMC") and Montag & Caldwell, Inc. ("M&C" or the "Sub-Adviser") (the "Agreement") for an initial two-year period. On September 28, 2008, the Agreement terminated automatically as a result of a change of control when the Government of Belgium, through the Federal Public Service for Participations and Investments ("SFPI"), purchased Fortis Bank SA/NV, the indirect owner of M&C. As a result of this transaction, the Government of Belgium became owner of 49.9% of Fortis Bank SA/NV. On October 5, 2008, the Government of Belgium, through SFPI, bought the remaining 50.1% stake in Fortis Bank SA/NV. In order for M&C to provide uninterrupted services to the Fund, the Board, at a special meeting held on October 10, 2008, approved an interim sub-advisory agreement among the Trust, RSMC and M&C, dated September 29, 2008 (the "Interim Agreement" and together with the Agreement, the "Agreements").

In determining whether to approve the Agreement, the Trustees considered information provided by M&C in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that M&C provided regarding (i) services performed for the Wilmington Multi-Manager Large-Cap Fund (the "Fund"), (ii) the size and qualifications of M&C's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with M&C's management of a portion of the Fund, (iv) investment performance information, (v) brokerage selection procedures (including soft dollar arrangements), (vi) procedures for allocating investment opportunities between the Fund and other clients, (vii) the results of any independent audit or regulatory examinations, including any recommendations or deficiencies noted,
(viii) any litigation, investigation or administrative proceeding which may have a material impact on M&C's ability to service the Fund, (ix) M&C's internal program for ensuring compliance with the Fund's investment objective, policies and practices (including code of ethics), federal securities laws and other regulatory requirements, (x) M&C's proxy voting policies and (xi) details and quantification of any fee-sharing arrangements with respect to distribution of shares of the Fund.

M&C also provided information regarding its sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Fund, the costs of providing such services, an estimation of the profitability of M&C in general and as a result of the fees received from the Fund, any other ancillary benefit resulting from M&C's relationship with the Fund. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. RSMC also reported on its analysis and recommendation of M&C as a sub-adviser to the Fund.

The Trustees reviewed the services provided to the Fund by M&C and concluded that the nature, extent and quality of the services are appropriate and consistent with the Agreement. They also concluded that M&C has sufficient personnel, with the appropriate levels of education and experience, to serve the Fund effectively.

The Trustees considered the costs of the services to be provided by M&C, the compensation and benefits received by M&C in providing services to the Fund, as well as the M&C's projected profitability. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of M&C. The Trustees concluded that M&C's fees are reasonable, considering the strategies, processes and investment expertise provided for the Fund. The Trustees also concluded that M&C's profits derived from its relationship with the Fund in light of the Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund and the quality of services provided by M&C.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     EVALUATION AND APPROVAL OF A NEW SUB-ADVISORY AGREEMENT FOR THE WILMINGTON MULTI-MANAGER LARGE-CAP FUND -- CONTINUED

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the benefit of the Fund's shareholders due to break-points in the sub-advisory fees.

After consideration of all the factors, and taking into consideration the information presented during the meeting of the Board, the Trustees determined that it would be in the best interests of the Fund's shareholders to approve the Sub-Advisory Agreements with M&C for the Large-Cap Fund. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     EVALUATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE WILMINGTON MULTI-MANAGER REAL ASSET FUND

At a meeting held on November 24 and 25, 2008, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved a new sub-advisory agreement among WT Mutual Fund (the "Trust"), Rodney Square Management Corporation ("RSMC") and Pacific Investment Management LLC ("PIMCO") and a new sub-advisory agreement among the Trust, RSMC and Sinopia Asset Management ("Sinopia") (the "Agreements") for an initial two-year period. In determining whether to approve the Agreements, the Trustees considered information provided by PIMCO and Sinopia in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that PIMCO and Sinopia provided regarding (i) services to be performed by each of the sub-advisers for the Wilmington Multi-Manager Real Asset Fund (the "Fund"), (ii) the size and qualifications of each of the sub-adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with each sub-adviser's management of a portion of the Fund, (iv) how the Fund will be managed, including a general description of the proposed investment decision-making process, sources of information and investment strategies, (v) investment performance information for similarly managed accounts and investment companies, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) procedures for allocating investment opportunities between the Fund and other clients, (viii) the results of any independent audit or regulatory examination, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the sub-adviser's ability to service the Fund, (ix) the sub-adviser's internal program for ensuring compliance with the Fund's investment objective, policies and practices (including code of ethics), federal securities laws and other regulatory requirements, (x) the sub-adviser's proxy voting policies and (xi) details of any fee-sharing arrangements with respect to distribution of shares of the Fund.

Each sub-adviser also provided information regarding its sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Fund, the costs of providing such services, an estimation of its profitability in general and as a result of the fees received from the Fund, any other ancillary benefit resulting from the sub-adviser's relationship with the Fund. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of investment advisory agreements and related legal standards. RSMC also reported on its analysis and recommendation of PIMCO and Sinopia as sub-advisers to the Fund.

The Trustees reviewed the services to be provided to the Fund by each sub-adviser and concluded that the nature, extent and quality of the services to be provided are appropriate and consistent with the terms of the Agreements. They also concluded that each sub-adviser has sufficient personnel, with the appropriate levels of education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

The Trustees reviewed each sub-adviser's investment performance similarly-managed accounts. Based on the information provided, the Trustees concluded that each of the sub-adviser's performance was reasonable for this type of Fund and noted that they will review and evaluate each sub-adviser's investment performance on an on-going basis throughout the year.

The Trustees considered the costs of the services to be provided by each sub-adviser, and the compensation and benefits which each sub-adviser will receive in providing services to the Fund. The Trustees reviewed each sub-adviser's financial statements and considered any direct or indirect revenues which would be received by affiliates of each sub-adviser. The Trustees concluded that each sub-adviser's fees and profits to be derived from their relationship with the Fund, in light of the Fund's expenses are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall expense

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS

     EVALUATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE WILMINGTON MULTI-MANAGER REAL ASSET FUND -- CONTINUED

ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services to be provided by each sub-adviser and the anticipated performance of each sub-adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the benefit of the Fund's shareholders due to break-points in the sub-advisory fees.

After consideration of all the factors, and taking into consideration the information presented during the meeting of the Board, the Trustees determined that it would be in the best interests of the Fund's shareholders to approve the Sub-Advisory Agreements with PIMCO and Sinopia for the Fund. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND               POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                      PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN          TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
     FUND COMPLEX               LENGTH OF TIME                       OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)              SERVED                             HELD BY TRUSTEE
----------------------   ------------------------------   -----------------------------------------
TED T. CECALA(2)         Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                       Chief Executive Officer of Wilmington
                         Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
17 Funds                 the Board and until successor    Company since 1996; Member of the
                         is elected and qualified.        Board of Managers of Cramer Rosenthal
                         Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                          Management, LLC (registered investment
                                                          advisers).

                                                          Wilmington Trust Corporation;
                                                          Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)   Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                       Vice President of Wilmington Trust
                         Shall serve until death,         Company from February 1996 to
17 Funds                 resignation or removal.          February 2006; President of Rodney
                         Trustee since October 1998,      Square Management Corporation
                         President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                         the Board from October 1998      President of RSMC 2005 to 2006.
                         to January 2006.
                                                          FundVantage Trust (4 portfolios);
                                                          Optimum Fund Trust (6 portfolios)
                                                          (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (17 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

        NAME AND               POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                       PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN          TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
     FUND COMPLEX               LENGTH OF TIME                        OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)              SERVED                              HELD BY TRUSTEE
----------------------   ------------------------------   -----------------------------------------
ROBERT ARNOLD            Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                       Co., Inc. (financial consulting) since
                         Shall serve until death,         1989.
17 Funds                 resignation or removal.
                         Trustee since May 1997.          First Potomac Realty Trust (real estate
                                                          investment trust).

DR. ERIC BRUCKER         Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                      University since July 2004; formerly
                         Shall serve until death,         Dean, School of Business Administration
17 Funds                 resignation or removal.          of Widener University from 2001 to 2004;
                         Trustee since October 1999.      Dean, College of Business, Public Policy
                                                          and Health at the University of Maine
                                                          from September 1998 to June 2001.

                                                          None

NICHOLAS GIORDANO        Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43      the Board                        organizations from 1997 to present;
                                                          Interim President, LaSalle University
17 Funds                 Shall serve until death,         from 1998 to 1999; President and Chief
                         resignation or removal.          Executive Officer, Philadelphia Stock
                         Trustee since October 1998.      Exchange from 1981 to 1997.

                                                          Kalmar Pooled Investment Trust;
                                                          The RBB Fund, Inc. (19 portfolios)
                                                          (registered investment companies);
                                                          Independence Blue Cross; IntriCon
                                                          Corporation (industrial furnaces and
                                                          ovens).

LOUIS KLEIN, JR.         Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                       since 1991.
                         Shall serve until death,
25 Funds                 resignation or removal.          CRM Mutual Fund Trust (8 portfolios)
                         Trustee since October 1999.      (registered investment companies); WHX
                                                          Corporation (industrial manufacturer).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

        NAME AND               POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                       PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN          TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
     FUND COMPLEX               LENGTH OF TIME                        OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)              SERVED                              HELD BY TRUSTEE
----------------------   ------------------------------   -----------------------------------------
THOMAS LEONARD           Trustee                          Retired since 2008; former Partner with
Date of Birth: 2/49                                       PricewaterhouseCoopers (public
                         Shall serve until death,         accounting) from May 1970 to June 2008.
17 Funds                 resignation or removal.
                         Trustee since July 2008.         None

MARK A. SARGENT          Trustee                          Dean and Professor of Law, Villanova
Date of Birth: 4/51                                       University School of Law since July 1997.
                         Shall serve until death,
17 Funds                 resignation or removal.          The RBB Fund, Inc. (19 portfolios)
                         Trustee since November 2001.     (registered investment company); NYSE
                                                          Regulation, Inc.; Financial Industry
                                                          Regulatory Authority (FINRA).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                 POSITION(S) HELD
                                     WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                    OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                HELD
------------------------   ------------------------------   ---------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of PNC Global
                           is elected and qualified.        Investment Servicing (U.S.), Inc.
                           Officer since September 2005.    (formerly PFPC Inc.) from January 2005
                                                            to July 2005; Vice President of
                                                            Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.

                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance-Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
   TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                 POSITION(S) HELD
                                     WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                    OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                HELD
------------------------   ------------------------------   ---------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.

                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2008 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky

Vice President, Chief Compliance Officer
& Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890


INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MULTI-MANAGER FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON
     FUNDS                                                      MULTI_Semi_12/08

                          ETF & ASSET ALLOCATION FUNDS

                     SEMI-ANNUAL REPORT | DECEMBER 31, 2008

                                                                  ETF ALLOCATION

                                                     AGGRESSIVE ASSET ALLOCATION

                                                       MODERATE ASSET ALLOCATION

                                                   CONSERVATIVE ASSET ALLOCATION

WILMINGTON FUNDS | (GRAPHIC)

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

CONTENTS                              page
--------                              ----
President's Message ...............     3
Expense Disclosure ................    14
Disclosure of Portfolio Holdings ..    16
Investments .......................    17
Financial Statements ..............    19
Financial Highlights ..............    27
Notes to Financial Statements .....    35
Evaluation and Approval of
   Investment Advisory and
   Sub-Advisory Agreements ........    41
Trustees and Officers .............    43

DEFINITION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. INVESTMENT GRADE CORPORATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

DOW JONES GLOBAL AGGRESSIVE PORTFOLIO INDEX(SM), DOW JONES GLOBAL MODERATE PORTFOLIO INDEX(SM) and DOW JONES GLOBAL MODERATELY CONSERVATIVE PORTFOLIO INDEX(SM) measure the performance of aggressive, moderate and conservative portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities; the DJ Global Moderate Portfolio Index measures the risk of a portfolio with 60% exposure to equity securities; and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

MERRILL LYNCH U.S. 3-MONTH TREASURY BILL INDEX is comprised of a single outstanding U.S. Treasury 3-Month Bill purchased at the beginning of the month and held for a full month and at the end of the month (the rebalance date) the issue is sold and rolled into a newly selected issue that matures closest to, but not beyond, three months from the rebalance date.

MSCI EAFE(R) INDEX (EUROPE, AUSTRALASIA, FAR EAST) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2008, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

MSCI EMERGING MARKETS INDEXSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2008, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

THE DOW JONES INDICES ARE A SERVICE MARK OF DOW JONES & COMPANY, INC.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX AND BARCLAYS CAPITAL U.S. INVESTMENT GRADE CORPORATE INDEX(C) BARCLAYS CAPITAL.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Calendar year 2008 and the six-month period ended December 31, 2008 were brutal times. Liquidity challenges from the 2007 subprime mortgage crisis rolled into 2008 and ultimately led to a worldwide credit crunch.

ECONOMIC NEWS DROVE MARKET VOLATILITY

     Stocks experienced steep declines in September 2008 when large, U.S.-based and foreign financial firms struggled, and some failed. By early October 2008, there were more reminders that the economic crisis had stretched worldwide, as markets, corporate earnings, and currencies around the globe lost ground. Dramatically deep stock declines followed. Later that month, stocks rose significantly when the Federal Open Market Committee (the Federal Reserve or
Fed) reduced its target for short-term interest rates by 50 basis points (0.50%) to 1.00%. In mid-November, precipitated by a failed proposal to bail out U.S. auto makers, stocks experienced additional losses. Stocks surged near the end of November, when a federal rescue plan for a large financial institution came together. In exchange for the purchase of preferred stock, the plan called for the U.S. government to limit the institution's losses on risky loans and securities. On December 1, 2008, the National Bureau of Economic Research (NBER) declared that the United States had officially entered a recession in December 2007, citing employment and production data, plus 2008's third quarter decline in gross domestic product (GDP). This marks the first U.S. recession since 2001. Around the same time, the Department of Labor announced that over 500,000 jobs had been lost in November. In December, the unemployment rate spiked to 7.2%, its highest level in 16 years.

GOVERNMENTAL INTERVENTION REACHED HISTORIC PROPORTIONS

     In 2008, primarily from September to December, economic and financial market intervention by the government was of historic proportions. Action by the Federal Reserve and U.S. Treasury included cutting interest rates, buying distressed assets from financial institutions, and creating the Emergency Economic Stabilization Act of 2008 (EESA). EESA provided that up to $700 billion would be available to help bring stability and liquidity to the markets and the economy. Even with the Fed setting its target for short-term interest rates to a range between 0.25% and 0% by year-end, future government interventions are expected.

TREASURY SECURITIES WERE WINNERS WHILE CORPORATE BONDS LOST

     The crisis in credit markets was initially limited to securities backed by subprime mortgages. In time, it became clear that all fixed-income segments would be impacted. Treasury bonds benefitted from a flight to quality and performed well, while the greater credit risk associated with similar-term corporate bonds caused those corporate securities to flounder. The Merrill Lynch 1-10 Year U.S. Treasury Index returned 8.8% while the Barclays Capital U.S. Investment Grade Corporate Index lost -4.1% for the six-month period.

MONEY MARKET FUNDS CAUSED CONCERNS AND GAINED INSURANCE

     In mid-September, institutional sell orders to some money market mutual funds reached into the trillions of dollars. The Federal Reserve came to the rescue with a $105 billion liquidity injection, helping to prevent collapse of those troubled funds. On September 19th the U.S. Treasury announced the establishment of a temporary guarantee program for money market funds and, by extension, their shareholders, that is somewhat similar to federal bank deposit insurance. This helped stabilize the distress some money market funds were experiencing and restored confidence among many investors in the safety they had typically associated with these funds. As Treasury bill rates approached zero, however, some

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS money market funds saw relatively high rates of redemption, a clear indication that some investors were still skittish. For the Funds' semi-annual period, the Merrill Lynch U.S. 3-Month Treasury Bill Index returned only 0.9%.

     While the economic problems facing the markets do not have simple solutions, the new presidential administration is making finding solutions a priority.

WILMINGTON ETF ALLOCATION FUND

     The Institutional Shares of the Wilmington ETF Allocation Fund (the "ETF Fund" or "Fund") recorded a total return of -39.05% during the six months ended December 31, 2008. Painful in absolute terms, the Fund's performance was also disappointing in relation to the results of its benchmarks. The Fund's primary benchmark, the Dow Jones Global Aggressive Portfolio Index ("DJ Aggressive Index"), which includes a mix of equities from the United States, developed international markets and emerging markets, fell -33.95%. The average return for the Lipper Multi-Cap Core Funds universe fell a bit less, -31.57%. The S&P 500 Index declined -28.48%.

     The Fund underperformed the S&P 500 Index largely because it invested in some asset classes that underperformed large-capitalization U.S. stocks during the six-month period, which dominate the index. Developed international and emerging equity markets, for example, returned -36.41% and -47.11%, as measured by the MSCI EAFE (net) and MSCI Emerging Markets (net) Indices. The Fund opened the period with roughly 45% of its assets invested in exchange-traded funds
(ETFs) tracking the performance of international markets but reduced that exposure by two-thirds, to about 15%, as of September 30th. The Fund lagged the DJ Aggressive Index, in part, because it did not have as much exposure to value-oriented, small-cap U.S. stocks, which held up relatively well (the Russell 2000 Value Index returned -21.17%). For most of the period, the Fund's small-cap U.S. equity exposure was limited to growth stocks, which were harder hit (the Russell 2000 Growth Index returned -32.51%). The DJ Aggressive Index equally weights a number of sub-indices of U.S. and international equities, including growth- and value-oriented shares.

     We believe the Fund's strategy is well designed. The philosophy that underpins the Fund--that market segments move in cycles along with the economy and that those cycles can be exploited over time--has significant academic support. The Fund's investment universe represents a diversified mix of equity market segments, and we expect that before long the Fund will once again demonstrate its ability to profitably shift assets among them.

     After outperforming the S&P 500 Index in 2006 and 2007, the Fund trailed the benchmark during the 12 months ended December 31, 2008. It also trailed the DJ Aggressive Index for a second consecutive calendar year. (The Fund did outpace the DJ Aggressive Index in 2006.) The Fund's disappointing performance in 2008 left it behind both benchmarks, on an annualized basis, since its December 2005 inception. We remain confident about the Fund's investment strategy, however, based on the longer-term performance of a private fund that invests according to the same strategy and has outperformed the S&P 500 Index by 1.9%, annualized, since its July 2002 inception. The continued existence of that fund's solid long-term performance edge, despite the current bear market, reinforces our confidence in the long-term merits of our strategy.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

     The 2008 underperformance of the ETF Allocation Fund reflects its pure momentum approach to investing. In line with most momentum strategies, ours typically performs well during trending markets but may suffer amid sudden and sharp changes in asset class performance. Our research leads us to believe that the strategy can hold up better than its benchmarks during prolonged downturns, but 2008 delivered a bear market that was unprecedented in both its scope and speed. After peaking in October 2007, the S&P 500 Index declined by 52% in a little more than 13 months, and market volatility reached levels not seen since the Great Depression.

     As of December 31, 2008, the Fund's asset class exposures were as follows:
54.6% in large-capitalization U.S. growth stocks, 15.4% in real estate-related securities, 15.1% in small-cap U.S. value stocks, 9.9% in developed international equity markets (with a tilt toward growth stocks), and 5.0% in emerging equity markets.

     The following table compares the performance of Institutional and A Shares of the ETF Allocation Fund with that of the DJ Aggressive Index and the S&P 500 Index, since the commencement of operations (December 20, 2005) through December 31, 2008.

                              ETF ALLOCATION FUND

                                              Average Annual Total Returns
                                        --------------------------------------
                                         SIX
                                        MONTHS    1 YEAR    SINCE INCEPTION(1)
                                        ------    ------    ------------------
ETF Allocation Fund
   -- Institutional Shares              (39.05)%  (45.26)%       (10.86)%
   -- A Shares (with sales charge)(2)   (41.30)%  (47.33)%       (12.16)%
   -- A Shares at NAV                   (39.17)%  (45.44)%       (11.12)%
DJ Aggressive Index                     (33.95)%  (40.69)%        (8.53)%
S&P 500 Index                           (28.48)%  (36.99)%        (8.53)%

Fund Expense Ratios(3): Institutional Shares - 1.27% (gross) & 0.98% (net),
                        A Shares - 1.52% (gross) & 1.23% (net)

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1 THE SINCE INCEPTION RETURNS ARE ANNUALIZED FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2008.

2    PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES
     CHARGE.

3 THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

     Institutional Shares of the Wilmington Aggressive Asset Allocation Fund (the "Aggressive Fund" or "Fund") recorded a total return of -34.40% during the six months ended December 31, 2008. Painful in absolute terms, the Fund's performance was in line with the -33.95% return of its primary benchmark, the Dow Jones Global Aggressive Portfolio Index ("DJ Aggressive Index"), which includes a mix of equities from the United States, developed international markets and emerging markets. The S&P 500 Index, which is dominated by large-capitalization U.S. companies, fell less than the Fund, returning -28.48%. The Aggressive Fund's performance when measured against its Lipper Multi-Cap Core Funds universe was average for the one-year period and placed in the 48th percentile out of 787 funds and was considerably better for the 3-year period, placing in the 23rd percentile out of 640 funds, based on total returns as of December 31, 2008.

     The Fund lagged the S&P 500 Index because it held investments in asset classes that underperformed large-cap U.S. stocks. Developed international and emerging equity markets, for example, returned -36.41% and -47.11%, as measured by the MSCI EAFE (net) and MSCI Emerging Markets (net) indices. Also hindering the Fund's relative performance was the underperformance of many of the underlying funds. Institutional Shares of the Wilmington Multi-Manager Large-Cap, Real Asset and International Funds and the Small-Cap Strategy Fund all recorded larger declines than their primary benchmarks during the six months ended December 31, 2008. The range of the underperformance for the underlying funds was between -1.51% and -2.99%.

     We made several small adjustments in the Aggressive Fund's holdings and in the holdings of some of the underlying funds during the half-year. The most noteworthy of these changes, we believe, was a modest allocation to bonds--specifically, investment-grade corporate bonds--made on December 1. In our view, the dislocations in the bond market brought about by the credit crisis and recession pushed the

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS prices of such securities to remarkably low levels late in 2008. We obtained exposure to investment-grade corporate bonds by investing in the Vanguard Intermediate-Term Investment-Grade Fund. As of December 31, the Aggressive Fund's holdings were as follows:

     -    34.9% Wilmington Multi-Manager International Fund

     -    34.3% Wilmington Multi-Manager Large-Cap Fund

     -    16.9% Wilmington Multi-Manager Real Asset Fund

     -    9.3% Wilmington Small-Cap Strategy Fund

     -    4.6% Vanguard Intermediate-Term Investment-Grade Fund

     The following table compares the performance of Institutional and A Shares of the Aggressive Fund and its predecessor, the Aggressive Allocation CTF (a common trust fund), with that of the DJ Aggressive Index and the S&P 500 Index, since the commencement of operations of the Aggressive Allocation CTF on July 15, 2003 through December 31, 2008. The Aggressive Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Aggressive Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.

                        AGGRESSIVE ASSET ALLOCATION FUND

                                                            Average Annual Total Returns
                                        ---------------------------------------------------------------------
                                                                           SINCE INCEPTION    SINCE INCEPTION
                                         SIX                              DATE OF DEC. 20,   DATE OF JULY 15,
                                        MONTHS    1 YEAR    5 YEARS (1)       2005 (2)           2003 (1)
                                        ------    ------    -----------   ----------------   ----------------
Aggressive Fund
   -- Institutional Shares              (34.40)%  (38.59)%    (0.78)%         (7.84)%             1.70%
   -- A Shares (with sale charge) (3)   (36.79)%  (40.90)%    (1.80)%         (9.12)%             0.73%
   -- A Shares at NAV                   (34.47)%  (38.74)%    (1.09)%         (8.05)%             1.39%
DJ Aggressive Index                     (33.95)%  (40.69)%     0.21%          (8.53)%             3.44%
S&P 500 Index                           (28.48)%  (36.99)%    (2.19)%         (8.53)%             0.06%

Fund Expense Ratios(4): Institutional Shares - 1.33% (gross) & 1.32% (net),
                        A Shares - 1.58% (gross) & 1.57% (net)

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE 5 YEARS AND SINCE INCEPTION RETURNS SHOWN INCLUDE PERFORMANCE FROM THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2008. THE AGGRESSIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE FUND) THROUGH DECEMBER 31, 2008, WHICH IS THE PERIOD THE AGGRESSIVE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON MODERATE ASSET ALLOCATION FUND

     Institutional Shares of the Wilmington Moderate Asset Allocation Fund (the "Moderate Fund" or "Fund") recorded a total return of -21.58% during the six months ended December 31, 2008. Painful in absolute terms, the Fund's performance was also disappointing in relation to the Fund's benchmarks. The Dow Jones Global Moderate Portfolio Index ("DJ Moderate Index"), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets and emerging markets as well as bonds, returned -20.38%. The Fund's blended index benchmark, a mix of 60% S&P 500 Index and 40% Barclays Capital U.S. Intermediate Government/Credit Index, declined -16.60%. The Moderate Fund's performance when measured against its Lipper Mixed Asset Target Allocation Moderate Funds universe was good and placed in the 40th percentile out of 513 funds for the one-year period and was better for the 3-year period, placing in the 31st percentile out of 382 funds, based on total returns as of December 31, 2008.

     The Fund underperformed its blended index benchmark for two primary reasons. First, the Fund invested in asset classes that underperformed large-cap U.S. stocks and investment-grade bonds, which dominate the blended index. Developed international and emerging equity markets, for example, returned -36.41% and -47.11%, as measured by the MSCI EAFE (net) and MSCI Emerging Markets (net) indices. Also hindering the Fund's relative performance was the underperformance of many of the underlying funds. Institutional Shares of the Wilmington Multi-Manager Large-Cap, Real Asset, and International Funds along with the Small-Cap Strategy Fund all recorded larger declines than their primary benchmarks during the six months ended December 31, 2008. The range of the underperformance for the underlying funds was between -1.51% and -2.99%. In contrast, the Wilmington Short/Intermediate-Term Bond Fund outperformed its benchmark, the Barclays Capital U.S. Intermediate Government/Credit Index (+5.59%

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS vs. +3.60%). Wilmington Prime Money Market Fund also outpaced its benchmark during the period, but the Prime Money Market Fund accounted for only a small portion of the Moderate Fund's investments during the period.

     We made several small adjustments in the Moderate Fund's holdings and in the holdings of some of the underlying funds during the half-year. The most noteworthy of these changes, we believe, was a modest allocation to bonds -- specifically, investment-grade corporate bonds -- made on December 1. In our view, the dislocations in the bond market brought about by the credit crisis and recession pushed the prices of such securities to remarkably low levels late in 2008. We obtained exposure to investment-grade corporate bonds by investing in the Vanguard Intermediate-Term Investment-Grade Fund. As of December 31, 2008, the Moderate Fund's holdings were as follows:

     -    34.4% Wilmington Short/Intermediate-Term Bond Fund

     -    22.5% Wilmington Multi-Manager Large-Cap Fund

     -    20.0% Wilmington Multi-Manager International Fund

     -    12.1% Wilmington Multi-Manager Real Asset Fund

     -    5.2% Wilmington Small-Cap Strategy Fund

     -    5.0% Vanguard Intermediate-Term Investment-Grade Fund

     -    0.8% Wilmington Prime Money Market Fund

     The following table compares the performance of Institutional and A Shares of the Moderate Fund and its predecessor, the Moderate Allocation CTF (a common trust fund), with that of the DJ Moderate Index and a Blended Index consisting of the weighted return of 60% of the S&P 500 Index and 40% Barclays Capital Intermediate Government/Credit Index, since the commencement of operations of the Moderate Allocation CTF on July 15, 2003 through December 31, 2008. The Moderate Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Moderate Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Moderate Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Moderate Allocation CTF had been registered under the 1940 Act, its performance may have been different.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

                         MODERATE ASSET ALLOCATION FUND

                                                            Average Annual Total Returns
                                                   ---------------------------------------------
                                                                             SINCE       SINCE
                                                                           INCEPTION   INCEPTION
                                                                            DATE OF     DATE OF
                                           SIX                              DEC. 20,    JULY 15,
                                          MONTHS    1 YEAR   5 YEARS (1)    2005 (2)    2003 (1)
                                         -------   -------   -----------   ---------   ---------
Moderate Fund
   -- Institutional Shares               (21.56)%  (24.04)%     1.12%        (3.13)%   2.44%
   -- A Shares (with sales charge) (3)   (24.39)%  (26.91)%     0.09%        (4.54)%   1.45%
   -- A Shares at NAV                    (21.68)%  (24.26)%     0.79%        (3.42)%   2.11%
DJ Moderate Index                        (20.38)%  (24.75)%     2.00%        (3.55)%   4.37%
Blended Index: 60% S&P 500
   Index and 40% Barclays Capital
   Intermediate Government/Credit
   Index                                 (16.60)%  (22.08)%     0.55%        (2.83)%   1.87%
   S&P 500 Index                         (28.48)%  (36.99)%    (2.19)%       (8.53)%   0.06%
Barclays Capital Intermediate
   Government/Credit Index                3.60%     5.08%       4.21%         5.53%    4.11%


Fund Expense Ratios(4): Institutional Shares - 1.42% (gross) & 1.23% (net), A Shares - 1.66% (gross) & 1.48% (net)

----------
PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE FIVE YEARS AND SINCE INCEPTION RETURNS SHOWN INCLUDE PERFORMANCE FROM THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE ALLOCATION CTF) THROUGH DECEMBER 31, 2008. THE MODERATE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE MODERATE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE FUND) THROUGH DECEMBER 31, 2008, WHICH IS THE PERIOD THE MODERATE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

     Institutional Shares of the Wilmington Conservative Asset Allocation Fund (the "Conservative Fund" or "Fund") recorded a total return of -13.91% during the six months ended December 31, 2008. Disappointing in absolute terms, the Fund's performance was mixed in relative terms. The Dow Jones Global Moderately Conservative Portfolio Index ("DJ Moderately Conservative Index"), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets as well as bonds, held up slightly better, returning -12.77%. The Fund's blended index benchmark, a mix of 40% S&P 500 Index and 60% Barclays Capital U.S. Intermediate Government/Credit Index, also held up better, declining -10.19%. The Conservative Fund's performance when measured against its Lipper Mixed Asset Target Allocation Conservative Funds universe was good and placed in the 35th percentile out of 431 funds for the one-year period and was even better for the 3-year period, placing in the 24th percentile out of 321 funds, based on total returns as of December 31, 2008.

     The Fund underperformed its blended index benchmark for two primary reasons. First, the Fund invested in asset classes that underperformed large-cap U.S. stocks and investment-grade bonds, which dominate the blended index. Developed international and emerging equity markets, for example, returned -36.41% and -47.11%, as measured by the MSCI EAFE (net) and MSCI Emerging Markets (net) indices. Also hindering the Fund's relative performance was the underperformance of many of the underlying funds. Institutional Shares in Wilmington Multi-Manager Large-Cap, Real Asset, and International Funds as well as the Wilmington Small-Cap Strategy Fund all recorded larger declines than their primary benchmarks during the six months ended December 31, 2008. The range of the underperformance for the underlying funds was between -1.51% and -2.99%. In contrast, the Wilmington Short/Intermediate-Term Bond Fund outperformed its benchmark, the Barclays Capital U.S. Intermediate Government/Credit Index (+5.59% vs. +3.60%). Wilmington Prime Money Market Fund also outpaced its benchmark during the period, but the Prime Money Market Fund accounted for only a small portion of the Conservative Fund's investments.

     We made several small adjustments in the Conservative Fund's holdings and in the holdings of some of the underlying funds during the half-year. The most noteworthy of these changes, we believe, was a modest allocation to bonds -- specifically, investment-grade corporate bonds -- made on December 1. In our view, the dislocations in the bond market brought about by the credit crisis and recession pushed the prices of such securities to remarkably low levels late in 2008. We obtained exposure to investment-grade corporate bonds by investing in the Vanguard Intermediate-Term Investment-Grade Fund. As of December 31, 2008, the Conservative Fund's holdings were as follows:

     -    54.1% Wilmington Short/Intermediate-Term Bond Fund

     -    13.0% Wilmington Multi-Manager Large-Cap Fund

     -    13.0% Wilmington Multi-Manager International Fund

     -    12.2% Wilmington Multi-Manager Real Asset Fund

     -    5.1% Vanguard Intermediate-Term Investment-Grade Fund

     -    2.1% Wilmington Small-Cap Strategy Fund

     -    0.5% Wilmington Prime Money Market Fund

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

     The following table compares the performance of Institutional and A Shares of the Conservative Fund and its predecessor, the Conservative Allocation CTF (a common trust fund), with that of the DJ Moderately Conservative Index and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Barclays Capital Intermediate Government/Credit Index, since the commencement of operations of the Conservative Allocation CTF (September 1, 2003) through December 31, 2008. The Conservative Allocation CTF's performance (9/1/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Conservative Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.

                       CONSERVATIVE ASSET ALLOCATION FUND

                                                            Average Annual Total Returns
                                                   ---------------------------------------------
                                                                             SINCE       SINCE
                                                                           INCEPTION   INCEPTION
                                                                            DATE OF     DATE OF
                                           SIX                              DEC. 20,    SEPT. 1,
                                          MONTHS    1 YEAR   5 YEARS (1)    2005 (2)    2003 (1)
                                         -------   -------   -----------   ---------   ---------
Conservative Fund
   -- Institutional Shares               (13.91)%  (15.27)%     1.90%       (0.55)%      2.68%
   -- A Shares (with sales charge) (3)   (16.97)%  (18.37)%     0.88%       (1.92)%      1.70%
   -- A Shares at NAV                    (13.98)%  (15.44)%     1.61%       (0.77)%      2.38%
DJ Moderately Conservative Index         (12.77)%  (15.28)%     2.57%       (0.47)%      4.15%
Blended Index; 40% S&P 500
   Index and 60% Barclays Capital
   Intermediate Government/Credit
   Index                                 (10.19)%  (13.69)%     1.83%       (0.02)%      2.83%
Barclays Capital Intermediate
   Government/Credit Index                 3.60%     5.08%      4.21%        5.53%       4.44%
S&P 500 Index                            (28.48)%  (36.99)%    (2.19)%      (8.53)%     (0.12)%

Fund Expense Ratios(4): Institutional Shares - 2.18% (gross) & 1.25% (net),
                      A Shares - 2.43% (gross) & 1.50% (net)

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE FIVE YEARS AND SINCE INCEPTION RETURNS SHOWN INCLUDE PERFORMANCE FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2008. THE CONSERVATIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE FUND) THROUGH DECEMBER 31, 2008, WHICH IS THE PERIOD THE CONSERVATIVE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2008 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

     We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again six moths hence. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.

                                        Sincerely,


                                        /s/ John J. Kelley
                                        John J. Kelley
                                        President

January 23, 2009

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

FOR THE PERIOD JULY 1, 2008 TO DECEMBER 31, 2008

EXPENSE TABLES

                                                                 BEGINNING     ENDING                 EXPENSES
                                                                  ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                                   VALUE       VALUE      EXPENSE      DURING
                                                                   7/1/08     12/31/08     RATIO       PERIOD*
                                                                 ---------   ---------   ----------   --------
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES (1)
Actual Fund Return ...........................................   $1,000.00   $  609.50      0.70%      $2.84
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,021.64      0.70%       3.57
ETF ALLOCATION FUND -- A SHARES (1)
Actual Fund Return ...........................................   $1,000.00   $  608.30      0.95%      $3.85
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,020.36      0.95%       4.85
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return ...........................................   $1,000.00   $  656.00      0.38%      $1.59
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,023.27      0.38%       1.94
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES (2)
Actual Fund Return ...........................................   $1,000.00   $  655.30      0.63%      $2.59
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,022.05      0.63%       3.16
MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return ...........................................   $1,000.00   $  784.40      0.50%      $2.25
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,022.66      0.50%       2.55
MODERATE ASSET ALLOCATION FUND -- A SHARES (2)
Actual Fund Return ...........................................   $1,000.00   $  783.20      0.75%      $3.37
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,021.38      0.75%       3.83
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (2)
Actual Fund Return ...........................................   $1,000.00   $  860.90      0.50%      $2.35
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,022.66      0.50%       2.55
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES (2)
Actual Fund Return ...........................................   $1,000.00   $  860.20      0.75%      $3.52
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,021.38      0.75%       3.83

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(1) The Fund invests a substantial portion of its assets in ETFs, which are registered investment companies. In addition to the expenses reflected above, the Fund also indirectly bears fees and expenses charged by the ETFs.

(2) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2008

The following tables present a summary of the portfolio holdings of each of the Wilmington ETF & Asset Allocation Funds as a percentage of its total investments.

ETF ALLOCATION FUND

Exchange-Traded Funds
   U.S. Equity Funds ..............    65.3%
   U.S. Real Estate Fund ..........    14.4%
   International Equity Funds .....    14.0%
Short-Term Investments ............     6.3%
                                      -----
                                      100.0%
                                      =====

AGGRESSIVE ASSET ALLOCATION FUND

Affiliated Investment Companies
   International Equity Fund ......    34.9%
   U.S. Equity Funds ..............    43.6%
   Real Asset Fund ................    16.9%
Non-Affiliated Investment Companies
   Fixed Income Fund ..............     4.6%
                                      -----
                                      100.0%
                                      =====

MODERATE ASSET ALLOCATION FUND

Affiliated Investment Companies
   Fixed Income Fund ..............    34.4%
   International Equity Fund ......    20.0%
   U.S. Equity Funds ..............    27.7%
   Real Asset Fund ................    12.1%
   Money Market Fund ..............     0.8%
Non-Affiliated Investment Companies
   Fixed Income Fund ..............     5.0%
                                      -----
                                      100.0%
                                      =====

CONSERVATIVE ASSET ALLOCATION FUND

Affiliated Investment Companies
   Fixed Income Fund ..............    54.1%
   International Equity Fund ......    13.0%
   Real Asset Fund ................    12.2%
   U.S. Equity Funds ..............    15.1%
   Money Market Fund ..............     0.5%
Non-Affiliated Investment
   Companies
   Fixed Income Fund ..............     5.1%
                                      -----
                                      100.0%
                                      =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

INVESTMENTS / DECEMBER 31, 2008 (UNAUDITED)
(Showing Percentage of Net Assets)

                                                                        VALUE
                                                           SHARES      (NOTE 2)
                                                         ---------   -----------
ETF ALLOCATION FUND
   EXCHANGE-TRADED FUNDS -- 98.2%
         iShares Dow Jones
            U.S. Real Estate
            Index Fund ...............................      66,760   $ 2,485,475
         iShares MSCI EAFE
            Growth Index Fund ........................      17,710       804,920
         iShares MSCI Emerging
            Markets Index Fund .......................      32,290       806,281
         iShares Russell 2000
            Value Index Fund .........................      49,620     2,439,815
         iShares S&P 500
            Growth Index Fund ........................     196,420     8,825,151
         Vanguard Europe
            Pacific ETF ..............................      29,350       806,244
                                                                     -----------
      TOTAL EXCHANGE-TRADED FUNDS
         (COST $15,514,340) ..........................                16,167,886
                                                                     -----------
   SHORT-TERM INVESTMENTS -- 6.5%
         BlackRock Liquidity Funds
            TempCash Portfolio -
            Institutional Series .....................     538,311       538,311
         BlackRock Liquidity Funds
            TempFund Portfolio -
            Institutional Series .....................     538,311       538,311
                                                                     -----------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $1,076,622) ...........................                 1,076,622
                                                                     -----------
      TOTAL INVESTMENTS -- 104.7%
         (COST $16,590,962)+ .........................                17,244,508
      LIABILITIES IN EXCESS OF
         OTHER ASSETS -- (4.7)% ......................                  (776,018)
                                                                     -----------
       NET ASSETS -- 100.0% ..........................               $16,468,490
                                                                     ===========

                                                                        VALUE
                                                           SHARES      (NOTE 2)
                                                         ---------   -----------
AGGRESSIVE ASSET ALLOCATION FUND
   AFFILIATED INVESTMENT COMPANIES ++ -- 96.2%
         Wilmington Multi-Manager
            International Fund .......................   3,235,148   $15,981,633
         Wilmington Multi-Manager
            Large-Cap Fund ...........................   1,874,760    15,710,486
         Wilmington Multi-Manager
            Real Asset Fund ..........................     671,296     7,760,182
         Wilmington Small-Cap
            Strategy Fund ............................     653,292     4,272,528
         Wilmington Short/
            Intermediate-Term
            Bond Fund ................................         579         6,024
                                                                     -----------
      TOTAL AFFILIATED INVESTMENT COMPANIES
         (COST $61,318,837) ..........................                43,730,853
   NON-AFFILIATED INVESTMENT COMPANIES -- 4.6%
         Vanguard Intermediate-Term
            Investment Grade Fund
            (Cost $2,116,845) ........................     243,878     2,109,544
                                                                     -----------
      TOTAL NON-AFFILIATED
         INVESTMENT COMPANIES
         (COST $2,116,845) ...........................                 2,109,544
                                                                     -----------
      TOTAL INVESTMENTS -- 100.8%
         (COST $63,435,682)(1) .......................                45,840,397
      LIABILITIES IN EXCESS OF
         OTHER ASSETS -- (0.8)% ......................                  (384,324)
                                                                     -----------
      NET ASSETS -- 100.0% ...........................               $45,456,073
                                                                     ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $16,590,962. At December 31, 2008, net unrealized appreciation was $653,546. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,208,645 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $555,099.

(1) The cost for Federal income tax purposes is $63,435,682. At December 31, 2008, net unrealized depreciation was $17,595,285. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $293 and aggregate gross unrealized depreciation for all securities fo which there was an excess of tax cost over market value of $17,595,578.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

(Showing Percentage of Net Assets)

                                                                        VALUE
                                                           SHARES      (NOTE 2)
                                                         ---------   -----------
MODERATE ASSET ALLOCATION FUND
   AFFILIATED INVESTMENT COMPANIES++ -- 96.2%
         Wilmington Multi-Manager
            International Fund .......................   1,126,013   $ 5,562,502
         Wilmington Multi-Manager
            Large-Cap Fund ...........................     748,329     6,270,996
         Wilmington Multi-Manager
            Real Asset Fund ..........................     293,027     3,387,394
         Wilmington Small-Cap
            Strategy Fund ............................     223,831     1,463,857
         Wilmington Prime Money
            Market Fund ..............................     213,469       213,469
         Wilmington Short/
            Intermediate-Term
            Bond Fund ................................     920,224     9,579,532
                                                                     -----------
      TOTAL AFFILIATED INVESTMENT COMPANIES
         (Cost $32,718,027) ..........................                26,477,750
                                                                     -----------
   NON-AFFILIATED INVESTMENT COMPANIES -- 5.1%
         Vanguard Intermediate-Term
            Investment Grade Fund
            (Cost $1,400,776) ........................     161,381     1,395,944
                                                                     -----------
      TOTAL NON-AFFILIATED
         INVESTMENT COMPANIES
         (Cost $1,400,776) ...........................                 1,395,944
                                                                     -----------

      TOTAL INVESTMENTS -- 101.3%
         (COST $34,118,803)+ .........................                27,873,694
      LIABILITIES IN EXCESS OF
         OTHER ASSETS -- (1.3)% ......................                  (365,099)
                                                                     -----------
      NET ASSETS -- 100.0% ...........................               $27,508,595
                                                                     ===========

                                                                        VALUE
                                                           SHARES      (NOTE 2)
                                                         ---------   -----------
CONSERVATIVE ASSET ALLOCATION FUND
   AFFILIATED INVESTMENT COMPANIES++ -- 95.2%
         Wilmington Multi-Manager
            International Fund .......................     287,170   $ 1,418,621
         Wilmington Multi-Manager
            Large-Cap Fund ...........................     168,118     1,408,827
         Wilmington Multi-Manager
            Real Asset Fund ..........................     114,876     1,327,969
         Wilmington Small-Cap
            Strategy Fund ............................      35,554       232,520
         Wilmington Prime Money
            Market Fund ..............................      49,240        49,240
         Wilmington Short/
            Intermediate-Term
            Bond Fund ................................     566,265     5,894,815
                                                                     -----------
      TOTAL AFFILIATED INVESTMENT COMPANIES
         (COST $11,919,394) ..........................                10,331,992
                                                                     -----------
   NON-AFFILIATED INVESTMENT COMPANIES -- 5.2%
         Vanguard Intermediate-Term
            Investment Grade Fund
            (Cost $561,152) ..........................      64,649       559,217
                                                                     -----------
      TOTAL NON-AFFILIATED
         INVESTMENT COMPANIES
         (Cost $561,152) .............................                   559,217
                                                                     -----------
      TOTAL INVESTMENTS -- 100.4%
         (COST $12,480,546)(1) .......................                10,891,209
      LIABILITIES IN EXCESS OF
         OTHER ASSETS -- (0.4)% ......................                   (40,116)
                                                                     -----------
      NET ASSETS -- 100.0% ...........................               $10,851,093
                                                                     ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $34,118,803. At December 31, 2008, net unrealized depreciation was $6,245,109. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $500,656 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $6,745,765.

(1) The cost for Federal income tax purposes is $12,480,546. At December 31, 2008, net unrealized depreciation was $1,589,337. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $268,927 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,858,264.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

                                                                                ETF         AGGRESSIVE ASSET
                                                                          ALLOCATION FUND    ALLOCATION FUND
                                                                          ---------------   ----------------
ASSETS:
Investment in affiliated investment companies, at market value* .......    $         --       $ 43,730,853
Investment in non-affiliated investment companies, at market value** ..      17,244,508          2,109,544
Receivable for fund shares sold .......................................          24,145            400,079
Receivable for investments sold .......................................              --            485,000
Receivable from Adviser ...............................................           7,188                 --
Interest receivable ...................................................             487                381
Other assets ..........................................................          18,368             18,324
                                                                           ------------       ------------
Total assets ..........................................................      17,294,696         46,744,181
                                                                           ------------       ------------
LIABILITIES:
Cash overdraft ........................................................              --            446,533
Payable for fund shares redeemed ......................................         281,480            807,356
Payable for investments purchased .....................................         504,369                 --
Other accrued expenses ................................................          40,357             34,219
                                                                           ------------       ------------
Total liabilities .....................................................         826,206          1,288,108
                                                                           ------------       ------------
NET ASSETS ............................................................    $ 16,468,490       $ 45,456,073
                                                                           ============       ============
NET ASSETS CONSIST OF:
Paid-in capital .......................................................    $ 29,674,230       $ 72,137,459
Undistributed net investment income ...................................         125,916            244,871
Accumulated net realized loss on investments ..........................     (13,985,202)        (9,330,972)
Net unrealized appreciation (depreciation) of investments .............         653,546        (17,595,285)
                                                                           ------------       ------------
NET ASSETS ............................................................    $ 16,468,490       $ 45,456,073
                                                                           ============       ============
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...............................................    $ 15,336,134       $ 42,604,083
   A Shares ...........................................................       1,132,356          2,851,990
                                                                           ------------       ------------
                                                                           $ 16,468,490       $ 45,456,073
                                                                           ============       ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...............................................       2,530,721          6,495,155
   A Shares ...........................................................         187,507            435,593
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV), offering and
      redemption price) ...............................................    $       6.06       $       6.56
                                                                           ------------       ------------
   A Shares (net asset value (NAV) and redemption price) ..............    $       6.04       $       6.55
                                                                            ------------       ------------
   A Shares (Public offering price -- NAV / 0.965) ....................    $       6.26       $       6.79
                                                                           ------------       ------------
*  Investment in affiliated investment companies at cost ..............    $         --       $ 61,318,837

** Investment in non-affiliated investment companies at cost ..........    $ 16,590,962       $  2,116,845

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008 (Unaudited)

                                                                            MODERATE ASSET   CONSERVATIVE ASSET
                                                                           ALLOCATION FUND     ALLOCATION FUND
                                                                           ---------------   ------------------
ASSETS:
Investment in affiliated investment companies, at market value* ........     $26,477,750         $10,331,992
Investment in non-affiliated investment companies, at market value** ...       1,395,944             559,217
Receivable for fund shares sold ........................................          50,980               4,000
Receivable for investments sold ........................................              --              22,000
Receivable from Adviser ................................................           4,892               8,525
Interest receivable ....................................................              62                  28
Other assets ...........................................................          17,483              16,834
                                                                             -----------         -----------
Total assets ...........................................................      27,947,111          10,942,596
                                                                             -----------         -----------
LIABILITIES:
Payable for fund shares redeemed .......................................         329,562              71,551
Payable for investments purchased ......................................          71,000                  --
Other accrued expenses .................................................          37,954              19,952
                                                                             -----------         -----------
Total liabilities ......................................................         438,516              91,503
                                                                             -----------         -----------
NET ASSETS .............................................................     $27,508,595         $10,851,093
                                                                             ===========         ===========
NET ASSETS CONSIST OF:
Paid-in capital ........................................................     $35,056,715         $12,798,868
Undistributed net investment income ....................................         214,412             102,829
Accumulated net realized loss on investments ...........................      (1,517,423)           (461,267)
Net unrealized depreciation of investments .............................      (6,245,109)         (1,589,337)
                                                                             -----------         -----------
NET ASSETS .............................................................     $27,508,595         $10,851,093
                                                                             ===========         ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ................................................     $15,694,589         $ 7,765,488
   A Shares ............................................................      11,814,006           3,085,605
                                                                             -----------         -----------
                                                                             $27,508,595         $10,851,093
                                                                             ===========         ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ................................................       2,003,087             874,074
   A Shares ............................................................       1,512,315             347,848
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV), offering and
      redemption price) ................................................     $      7.84         $      8.88
                                                                             -----------         -----------
   A Shares (net asset value (NAV) and redemption price) ...............     $      7.81         $      8.87
                                                                             -----------         -----------
   A Shares (Public offering price -- NAV / 0.965) .....................     $      8.09         $      9.19
                                                                             -----------         -----------
* Investment in affiliated investment companies at cost ................     $32,718,027         $11,919,394
**Investment in non-affiliated investment companies at cost ............     $ 1,400,776         $   561,152

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2008 (Unaudited)

                                                                          ETF         AGGRESSIVE ASSET
                                                                    ALLOCATION FUND    ALLOCATION FUND
                                                                    ---------------   ----------------
INVESTMENT INCOME:
   Dividends from investment companies ..........................    $    297,130      $    553,064(1)
                                                                     ------------      ------------
EXPENSES:
   Advisory fees ................................................          60,554                --
   Administration fees ..........................................           1,651             3,882
   Sub-administration and accounting fees .......................          12,968            16,697
   Custody fees .................................................           6,941             6,355
   Transfer agent fees ..........................................           8,997            14,213
   Distribution fees - A Shares .................................           1,874             4,624
   Professional fees ............................................          25,405            23,318
   Reports to shareholders ......................................          10,532             8,975
   Registration fees ............................................          13,318            12,773
   Trustees' fees ...............................................          13,445            13,445
   Compliance services ..........................................           3,569             3,570
   Other ........................................................           4,919             4,459
                                                                     ------------      ------------
   Total expenses before fee waivers ............................         164,173           112,311
   Expenses waived/reimbursed by Adviser ........................         (75,972)               --
   Sub-administration and accounting fees waived ................          (1,552)             (777)
                                                                     ------------      ------------
      Total expenses, net .......................................          86,649           111,534
                                                                     ------------      ------------
   Net investment income ........................................         210,481           441,530
                                                                     ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from investments ...........................     (13,574,420)       (9,505,446)(1)
   Realized gain distributions received from investment
      companies .................................................              --         1,125,958(1)
   Net change in unrealized appreciation (depreciation)
      on investments ............................................       1,165,321       (17,009,909)
                                                                     ------------      ------------
   Net loss on investments ......................................     (12,409,099)      (25,389,397)
                                                                     ------------      ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............    $(12,198,618)     $(24,947,867)
                                                                     ============      ============

(1)  From investments in affiliated investment companies.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2008 (Unaudited)

                                                                     MODERATE ASSET     CONSERVATIVE ASSET
                                                                    ALLOCATION FUND      ALLOCATION FUND
                                                                    ----------------    ------------------
INVESTMENT INCOME:
   Dividends from investment companies ..........................     $   481,880(1)       $   215,701(1)
                                                                      -----------          -----------
EXPENSES:
   Administration fees ..........................................           2,207                  789
   Sub-administration and accounting fees .......................          12,971               12,972
   Custody fees .................................................           6,461                6,361
   Transfer agent fees ..........................................          12,592                2,850
   Distribution fees - A Shares .................................          17,107                4,715
   Professional fees ............................................          22,985               18,285
   Reports to shareholders ......................................           7,205                5,096
   Registration fees ............................................          12,650               12,634
   Trustees' fees ...............................................          13,445               13,445
   Compliance services ..........................................           3,569                3,569
   Other ........................................................           3,854                3,032
                                                                      -----------          -----------
   Total expenses before fee waivers ............................         115,046               83,748
   Expenses waived/reimbursed by Adviser ........................         (15,495)             (46,998)
   Sub-administration and accounting fees waived ................          (1,552)              (3,105)
                                                                      -----------          -----------
      Total expenses, net .......................................          97,999               33,645
                                                                      -----------          -----------
   Net investment income ........................................         383,881              182,056
                                                                      -----------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from investments ...........................      (1,566,889)(1)         (551,748)(1)
   Realized gain distributions received from investment companies         496,828 (1)          159,438 (1)
   Net change in unrealized appreciation (depreciation) on
      investments ...............................................      (7,500,287)          (1,491,042)
                                                                      -----------          -----------
   Net loss on investments ......................................      (8,570,348)          (1,883,352)
                                                                      -----------          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     $(8,186,467)         $(1,701,296)
                                                                      ===========          ===========

(1)  From investments in affiliated investment companies.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      ETF ALLOCATION FUND
                                                                 ---------------------------
                                                                    FOR THE
                                                                   SIX-MONTH
                                                                    PERIOD        FOR THE
                                                                     ENDED          YEAR
                                                                 DECEMBER 31,      ENDED
                                                                     2008         JUNE 30,
                                                                  (UNAUDITED)      2008
                                                                 ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................................   $    210,481   $    435,492
   Net realized gain (loss) from investments .................    (13,574,420)     2,909,390
   Net change in unrealized appreciation (depreciation)
      on investments .........................................      1,165,321     (6,619,501)
                                                                 ------------   ------------
Net decrease in net assets resulting from operations .........    (12,198,618)    (3,274,619)
                                                                 ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................................        (78,408)      (420,953)
      A Shares ...............................................         (4,215)       (17,682)
   Net realized gains:
      Institutional Shares ...................................     (1,104,704)    (1,838,889)
      A Shares ...............................................        (80,443)       (97,967)
                                                                 ------------   ------------
Total distributions ..........................................     (1,267,770)    (2,375,491)
                                                                 ------------   ------------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ...................................      6,270,860      9,683,401
      A Shares ...............................................         23,440        314,519
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ...................................      1,061,071      1,758,353
      A Shares ...............................................         83,981        117,039
   Cost of shares redeemed:
      Institutional Shares ...................................     (9,810,516)   (16,596,079)
      A Shares ...............................................        (97,791)      (895,694)
                                                                 ------------   ------------
Net decrease in net assets from Fund share transactions ......     (2,468,955)    (5,618,461)
                                                                 ------------   ------------
Total decrease in net assets .................................    (15,935,343)   (11,268,571)
NET ASSETS:
   Beginning of Period .......................................     32,403,833     43,672,404
                                                                 ------------   ------------
   End of Period .............................................   $ 16,468,490   $ 32,403,833
                                                                 ============   ============
Undistributed (distributions in excess of) net
   investment income .........................................   $    125,916   $     (1,942)
                                                                 ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AGGRESSIVE ASSET
                                                                       ALLOCATION FUND
                                                                 ---------------------------
                                                                   FOR THE
                                                                  SIX-MONTH
                                                                    PERIOD        FOR THE
                                                                     ENDED          YEAR
                                                                 DECEMBER 31,      ENDED
                                                                     2008         JUNE 30,
                                                                 (UNAUDITED)        2008
                                                                 ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................................   $    441,530   $ 1,023,833
   Net realized gain (loss) from investments .................     (8,379,488)    4,214,491
   Net change in unrealized appreciation (depreciation)
      on investments .........................................    (17,009,909)   (8,463,811)
                                                                 ------------   -----------
Net decrease in net assets resulting from operations .........    (24,947,867)   (3,225,487)
                                                                 ------------   -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ...................................       (154,443)     (956,426)
      A Shares ...............................................         (7,731)      (70,932)
   Net realized gains:
      Institutional Shares ...................................     (3,562,363)   (2,317,189)
      A Shares ...............................................       (234,806)     (193,995)
                                                                 ------------   -----------
Total distributions ..........................................     (3,959,343)   (3,538,542)
                                                                 ------------   -----------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ...................................     24,708,784    16,829,011
      A Shares ...............................................        155,141     1,324,091
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ...................................      3,124,508     1,578,733
      A Shares ...............................................        237,176       257,708
   Cost of shares redeemed:
      Institutional Shares ...................................    (15,167,610)   (8,427,630)
      A Shares ...............................................       (416,689)   (1,395,626)
                                                                 ------------   -----------
Net increase in net assets from Fund share transactions.......     12,641,310    10,166,287
                                                                 ------------   -----------
Total increase (decrease) in net assets ......................    (16,265,900)    3,402,258
NET ASSETS:
   Beginning of Period .......................................     61,721,973    58,319,715
                                                                 ------------   -----------
   End of Period .............................................   $ 45,456,073   $61,721,973
                                                                 ============   ===========
Undistributed (distributions in excess of) net
   investment income .........................................   $    244,871   $      (964)
                                                                 ------------   -----------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        MODERATE ASSET
                                                                       ALLOCATION FUND
                                                                 ---------------------------
                                                                   FOR THE
                                                                  SIX-MONTH
                                                                   PERIOD         FOR THE
                                                                    ENDED          YEAR
                                                                 DECEMBER 31,      ENDED
                                                                    2008          JUNE 30,
                                                                  (UNAUDITED)      2008
                                                                 ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................................   $    383,881   $   831,718
   Net realized gain (loss) from investments .................     (1,070,061)    1,642,278
   Net change in unrealized appreciation (depreciation)
      on investments .........................................     (7,500,287)   (2,832,283)
                                                                 ------------   -----------
Net decrease in net assets resulting from operations .........     (8,186,467)     (358,287)
                                                                 ------------   -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ...................................       (110,282)     (497,752)
      A Shares ...............................................        (69,766)     (329,345)
   Net realized gains:
      Institutional Shares ...................................       (849,354)     (538,140)
      A Shares ...............................................       (633,597)     (385,873)
                                                                 ------------   -----------
Total distributions ..........................................     (1,662,999)   (1,751,110)
                                                                 ------------   -----------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ...................................      2,589,213     6,775,031
      A Shares ...............................................        919,045     3,833,605
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ...................................        862,256       389,216
      A Shares ...............................................        666,325       691,697
   Cost of shares redeemed:
      Institutional Shares ...................................     (3,858,052)   (5,266,696)
      A Shares ...............................................     (1,685,571)   (2,134,993)
                                                                 ------------   -----------
Net increase (decrease) in net assets from Fund share
   transactions ..............................................       (506,784)    4,287,860
                                                                 ------------   -----------
Total increase (decrease) in net assets ......................    (10,356,250)    2,178,463
NET ASSETS:
   Beginning of Period .......................................     37,864,845    35,686,382
                                                                 ------------   -----------
   End of Period .............................................   $ 27,508,595   $37,864,845
                                                                 ============   ===========
Undistributed net investment income ..........................   $    214,412   $    27,134
                                                                 ------------   -----------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  CONSERVATIVE ASSET
                                                                    ALLOCATION FUND
                                                               ---------------------------
                                                                 FOR THE
                                                                SIX-MONTH
                                                                 PERIOD           FOR THE
                                                                  ENDED            YEAR
                                                               DECEMBER 31,        ENDED
                                                                  2008            JUNE 30,
                                                                (UNAUDITED)        2008
                                                               ------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .................................     $   182,056        $   319,406
   Net realized gain (loss) from investments .............        (392,310)           205,113
   Net change in unrealized appreciation (depreciation)
      on investments .....................................      (1,491,042)          (353,566)
                                                               -----------        -----------
   Net increase (decrease) in net assets resulting
      from operations ....................................      (1,701,296)           170,953
                                                               -----------        -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ...............................         (48,438)          (213,728)
      A Shares ...........................................         (22,545)          (102,549)
   Net realized gains:
      Institutional Shares ...............................        (124,442)           (89,351)
      A Shares ...........................................         (49,430)           (45,857)
                                                               -----------        -----------
Total distributions ......................................        (244,855)          (451,485)
                                                               -----------        -----------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ...............................       1,565,070          1,603,968
      A Shares ...........................................         188,933          1,889,244
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ...............................         166,765            272,800
      A Shares ...........................................          70,399            146,119
   Cost of shares redeemed:
      Institutional Shares ...............................        (750,922)        (1,542,317)
      A Shares ...........................................      (1,278,882)          (420,602)
                                                               -----------        -----------
Net increase (decrease) in net assets from Fund share
   transactions ..........................................         (38,637)         1,949,212
                                                               -----------        -----------
Total increase (decrease) in net assets ..................      (1,984,788)         1,668,680
NET ASSETS:
   Beginning of Period ...................................      12,835,881         11,167,201
                                                               -----------        -----------
   End of Period .........................................     $10,851,093        $12,835,881
                                                               ===========        ===========
Undistributed (distributions in excess of) net
   investment income .....................................     $   102,829        $    (1,942)
                                                               -----------        -----------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                      FOR THE
                                                 SIX-MONTH PERIOD
                                                       ENDED         FOR THE YEARS ENDED      FOR THE PERIOD
                                                    DECEMBER 31,          JUNE 30,         DECEMBER 20, 2005(1)
                                                       2008         --------------------          THROUGH
                                                    (UNAUDITED)        2008        2007        JUNE 30, 2006
                                                 ----------------   ---------   --------   --------------------
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .......      $ 10.75         $ 12.40     $ 10.50         $ 10.00
                                                    -------         -------     -------         -------
INVESTMENT OPERATIONS:
   Net investment income(2) ..................         0.07            0.12        0.20            0.06
   Net realized and unrealized gain (loss)
      on investments .........................        (4.27)          (1.09)       1.91            0.45
                                                    -------         -------     -------         -------
      Total from investment operations .......        (4.20)          (0.97)       2.11            0.51
                                                    -------         -------     -------         -------
DISTRIBUTIONS:
   From net investment income ................        (0.03)          (0.13)      (0.21)          (0.01)
   From net realized gains ...................        (0.46)          (0.55)         --              --
                                                    -------         -------     -------         -------
      Total distributions ....................        (0.49)          (0.68)      (0.21)          (0.01)
                                                    -------         -------     -------         -------
NET ASSET VALUE -- END OF PERIOD .............      $  6.06         $ 10.75     $ 12.40         $ 10.50
                                                    =======         =======     =======         =======
TOTAL RETURN .................................       (39.05)%**       (8.37)%     20.20%           5.11%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Expenses:
         Including expense limitations .......         0.70%*          0.70%       0.70%           0.70%*
         Excluding expense limitations .......         1.34%*          0.99%       1.27%           2.24%*
   Net investment income .....................         1.75%*          1.04%       1.70%           1.03%*
   Portfolio turnover rate ...................          139%**          126%         44%             58%**
Net assets at end of period (000 omitted) ....      $15,336         $30,435     $40,963         $20,441

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

                                                     FOR THE
                                                SIX-MONTH PERIOD
                                                      ENDED         FOR THE YEARS ENDED      FOR THE PERIOD
                                                   DECEMBER 31,           JUNE 30,        DECEMBER 20, 2005(1)
                                                      2008         --------------------          THROUGH
                                                   (UNAUDITED)        2008        2007        JUNE 30, 2006
                                                ----------------   ---------   --------   --------------------
ETF ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ......      $ 10.73          $12.38      $10.48          $10.00
                                                   -------          ------      ------          ------
INVESTMENT OPERATIONS:
   Net investment income(2) .................         0.07            0.09        0.17            0.06
   Net realized and unrealized gain (loss)
      on investments ........................        (4.28)          (1.09)       1.91            0.43
                                                   -------          ------      ------          ------
      Total from investment operations ......        (4.21)          (1.00)       2.08            0.49
                                                   -------          ------      ------          ------
DISTRIBUTIONS:
   From net investment income ...............        (0.02)          (0.10)      (0.18)          (0.01)
   From net realized gains ..................        (0.46)          (0.55)         --              --
                                                   -------          ------      ------          ------
      Total distributions ...................        (0.48)          (0.65)      (0.18)          (0.01)
                                                   -------          ------      ------          ------
NET ASSET VALUE -- END OF PERIOD ............      $  6.04          $10.73      $12.38          $10.48
                                                   =======          ======      ======          ======
TOTAL RETURN(3) .............................       (39.17)%**       (8.62)%     19.97%           4.86%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Expenses:
         Including expense limitations ......         0.95%*          0.95%       0.95%           0.95%*
         Excluding expense limitations ......         1.59%*          1.24%       1.51%           2.38%*
      Net investment income .................         1.61%*          0.79%       1.42%           1.09%*
      Portfolio turnover rate ...............          139%**          126%         44%             58%**
Net assets at end of period (000 omitted) ...      $ 1,132          $1,969      $2,709          $  643

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

                                                  FOR THE
                                              SIX-MONTH PERIOD                      FOR THE PERIOD
                                                   ENDED         FOR THE YEARS       DECEMBER 20,
                                                DECEMBER 31,     ENDED JUNE 30,       2005 (1)
                                                    2008       -----------------       THROUGH
                                                 (UNAUDITED)     2008      2007     JUNE 30, 2006
                                              ---------------- -------   -------   --------------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ......    $ 10.93       $ 12.20   $ 10.55     $ 10.00
                                                 -------       -------   -------     -------
INVESTMENT OPERATIONS:
   Net investment income(2) .................       0.07          0.20      0.10        0.11
   Net realized and unrealized gain (loss)
      on investments ........................      (3.83)        (0.78)     1.81        0.50
                                                 -------       -------   -------     -------
      Total from investment operations ......      (3.76)        (0.58)     1.91        0.61
                                                 -------       -------   -------     -------
DISTRIBUTIONS:(3)
   From net investment income ...............      (0.03)        (0.20)    (0.10)      (0.06)
   From net realized gains ..................      (0.58)        (0.49)    (0.16)         --
                                                 -------       -------   -------     -------
      Total distributions ...................      (0.61)        (0.69)    (0.26)      (0.06)
                                                 -------       -------   -------     -------
NET ASSET VALUE -- END OF PERIOD ............    $  6.56       $ 10.93   $ 12.20     $ 10.55
                                                 =======       =======   =======     =======
TOTAL RETURN ................................     (34.40)%**     (5.14)%   18.25%       6.08%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........       0.38%*        0.35%     0.50%       0.50%*
      Excluding expense limitations .........       0.38%*        0.36%     0.52%       1.48%*
   Net investment income ....................       1.57%*        1.67%     0.90%       1.90%*
   Portfolio turnover rate ..................         40%**         23%       14%         24%**
Net assets at end of period (000 omitted) ...    $42,604       $56,985   $53,249     $23,772

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

                                                   FOR THE
                                               SIX-MONTH PERIOD                  FOR THE PERIOD
                                                    ENDED        FOR THE YEARS     DECEMBER 20,
                                                 DECEMBER 31,    ENDED JUNE 30,      2005 (1)
                                                    2008       ---------------      THROUGH
                                                 (UNAUDITED)    2008     2007     JUNE 30, 2006
                                               --------------- ------   ------   --------------
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ......    $ 10.92       $12.19   $10.54      $10.00
                                                 -------       ------   ------      ------
INVESTMENT OPERATIONS:
   Net investment income(2) .................       0.06         0.17     0.08        0.11
   Net realized and unrealized gain (loss)
      on investments ........................      (3.83)       (0.78)    1.80        0.48
                                                 -------       ------   ------      ------
      Total from investment operations ......      (3.77)       (0.61)    1.88        0.59
                                                 -------       ------   ------      ------
DISTRIBUTIONS:(3)
   From net investment income ...............      (0.02)       (0.17)   (0.07)      (0.05)
   From net realized gains ..................      (0.58)       (0.49)   (0.16)         --
                                                 -------       ------   ------      ------
      Total distributions ...................      (0.60)       (0.66)   (0.23)      (0.05)
                                                 -------       ------   ------      ------
NET ASSET VALUE -- END OF PERIOD ............    $  6.55       $10.92   $12.19      $10.54
                                                 =======       ======   ======      ======
TOTAL RETURN(4) .............................     (34.47)%**    (5.37)%  18.01%       5.93%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........       0.63%*       0.60%    0.75%       0.75%*
      Excluding expense limitations .........       0.63%*       0.61%    0.76%       3.59%*
   Net investment income ....................       1.28%*       1.41%    0.69%       1.90%*
   Portfolio turnover rate ..................         40%**        23%      14%         24%**
Net assets at end of period (000 omitted) ...    $ 2,852       $4,737   $5,070      $1,614

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have 4 been reclassified to distributions from realized gains. Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

                                                    FOR THE
                                                SIX-MONTH PERIOD
                                                      ENDED        FOR THE YEARS ENDED       FOR THE PERIOD
                                                  DECEMBER 31,           JUNE 30,        DECEMBER 20, 2005 (1)
                                                      2008         -------------------          THROUGH
                                                   (UNAUDITED)       2008       2007         JUNE 30, 2006
                                                ----------------   -------    --------   ---------------------
MODERATE ASSET ALLOCATION FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ......      $ 10.62         $ 11.22    $ 10.30          $ 10.00
                                                   -------         -------    -------          -------
INVESTMENT OPERATIONS:
   Net investment income(2) .................         0.11            0.26       0.23             0.15
   Net realized and unrealized gain (loss)
      on investments ........................        (2.39)          (0.32)      1.02             0.22
                                                   -------         -------    -------          -------
      Total from investment operations ......        (2.28)          (0.06)      1.25             0.37
                                                   -------         -------    -------          -------
DISTRIBUTIONS:(3)
   From net investment income ...............        (0.06)          (0.26)     (0.23)           (0.07)
   From net realized gains ..................        (0.44)          (0.28)     (0.10)              --
                                                   -------         -------    -------          -------
      Total distributions ...................        (0.50)          (0.54)     (0.33)           (0.07)
                                                   -------         -------    -------          -------
NET ASSET VALUE -- END OF PERIOD ............      $  7.84         $ 10.62    $ 11.22          $ 10.30
                                                   =======         =======    =======          =======
TOTAL RETURN ................................       (21.56)%**       (0.67)%    12.36%            3.74%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .........         0.50%*          0.50%      0.50%            0.50%*
      Excluding expense limitations .........         0.61%*          0.54%      0.69%            1.67%*
   Net investment income ....................         2.46%*          2.37%      2.12%            2.74%*
   Portfolio turnover rate ..................           22%**           22%        34%              30%**
Net assets at end of period (000 omitted) ...      $15,695         $21,799    $21,147          $19,732

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS


                                                  FOR THE
                                              SIX-MONTH PERIOD      FOR THE
                                                   ENDED           YEARS ENDED          FOR THE PERIOD
                                                DECEMBER 31,         JUNE 30,        DECEMBER 20, 2005 (1)
                                                   2008        ------------------          THROUGH
                                                (UNAUDITED)      2008       2007        JUNE 30, 2006
                                              ---------------- -------    -------   ---------------------
MODERATE ASSET ALLOCATION FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ......    $ 10.59       $ 11.19    $ 10.28         $10.00
                                                 -------       -------    -------         ------
INVESTMENT OPERATIONS:
   Net investment income(2) .................       0.10          0.23       0.21           0.16
   Net realized and unrealized gain (loss)
      on investments ........................      (2.39)        (0.32)      1.01           0.19
                                                 -------       -------    -------         ------
      Total from investment operations ......      (2.29)        (0.09)      1.22           0.35
                                                 -------       -------    -------         ------
DISTRIBUTIONS:(3)
   From net investment income ...............      (0.05)        (0.23)     (0.21)         (0.07)
   From net realized gains ..................      (0.44)        (0.28)     (0.10)            --
                                                 -------       -------    -------         ------
      Total distributions ...................      (0.49)        (0.51)     (0.31)         (0.07)
                                                 -------       -------    -------         ------
NET ASSET VALUE -- END OF PERIOD ............    $  7.81       $ 10.59    $ 11.19         $10.28
                                                 =======       =======    =======         ======
TOTAL RETURN(4) .............................     (21.68)%**     (0.91)%    12.04%          3.49%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Expenses:
         Including expense limitations ......       0.75%*        0.75%      0.75%          0.75%*
         Excluding expense limitations ......       0.86%*        0.79%      0.93%          1.87%*
      Net investment income .................       2.25%*        2.11%      1.92%          3.03%*
      Portfolio turnover rate ...............         22%**         22%        34%            30%**
Net assets at end of period (000 omitted) ...    $11,814       $16,066    $14,539         $4,419

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS


                                                   FOR THE
                                               SIX-MONTH PERIOD     FOR THE
                                                    ENDED          YEARS ENDED          FOR THE PERIOD
                                                 DECEMBER 31,        JUNE 30,        DECEMBER 20, 2005 (1)
                                                    2008       ------------------          THROUGH
                                                 (UNAUDITED)     2008       2007        JUNE 30, 2006
                                               --------------- -------    -------   ---------------------
CONSERVATIVE ASSET ALLOCATION FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ......    $ 10.55       $10.81     $10.17          $10.00
                                                 -------       ------     ------          ------
INVESTMENT OPERATIONS:
   Net investment income(2) .................       0.16         0.31       0.31            0.16
   Net realized and unrealized gain (loss)
      on investments ........................      (1.62)       (0.14)      0.65            0.10
                                                 -------       ------     ------          ------
      Total from investment operations ......      (1.46)        0.17       0.96            0.26
                                                 -------       ------     ------          ------
DISTRIBUTIONS:(3)
   From net investment income ...............      (0.07)       (0.30)     (0.27)          (0.09)
   From net realized gains ..................      (0.14)       (0.13)     (0.05)             --
                                                 -------       ------     ------          ------
      Total distributions ...................      (0.21)       (0.43)     (0.32)          (0.09)
                                                 -------       ------     ------          ------
NET ASSET VALUE -- END OF PERIOD ............    $  8.88       $10.55     $10.81          $10.17
                                                 =======       ======     ======          ======
TOTAL RETURN ................................     (13.91)%**     1.58%      9.62%           2.59%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:
   Expenses:
      Including expense limitations .........       0.50%*       0.50%      0.50%           0.50%*
      Excluding expense limitations .........       1.37%*       1.43%      3.08%          10.76%*
   Net investment income ....................       3.27%*       2.83%      2.86%           3.05%*
   Portfolio turnover rate ..................         21%**        25%        47%             23%**
Net assets at end of period (000 omitted) ...    $ 7,765       $8,058     $7,894          $2,725

*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS


                                                   FOR THE
                                               SIX-MONTH PERIOD     FOR THE
                                                    ENDED          YEARS ENDED          FOR THE PERIOD
                                                 DECEMBER 31,        JUNE 30,        DECEMBER 20, 2005 (1)
                                                    2008       ------------------          THROUGH
                                                 (UNAUDITED)     2008       2007        JUNE 30, 2006
                                               --------------- -------    -------   ---------------------
CONSERVATIVE ASSET ALLOCATION FUND --
   A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ......    $ 10.54       $10.80     $10.17          $10.00
                                                 -------       ------     ------          ------
INVESTMENT OPERATIONS:
   Net investment income(2) .................       0.14         0.28       0.27            0.19
   Net realized and unrealized gain (loss)
      on investments ........................      (1.61)       (0.13)      0.66            0.06
                                                 -------       ------     ------          ------
      Total from investment operations ......      (1.47)        0.15       0.93            0.25
                                                 -------       ------     ------          ------
DISTRIBUTIONS:(3)
   From net investment income ...............      (0.06)       (0.28)     (0.25)          (0.08)
   From net realized gains ..................      (0.14)       (0.13)     (0.05)             --
                                                 -------       ------     ------          ------
      Total distributions ...................      (0.20)       (0.41)     (0.30)          (0.08)
                                                 -------       ------     ------          ------
NET ASSET VALUE -- END OF PERIOD ............    $  8.87       $10.54     $10.80          $10.17
                                                 =======       ======     ======          ======
TOTAL RETURN(4) .............................     (13.98)%**     1.35%      9.30%           2.53%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:
   Expenses:
      Including expense limitations .........       0.75%*       0.75%      0.75%           0.75%*
      Excluding expense limitations .........       1.62%*       1.68%      3.73%          10.98%*
   Net investment income ....................       2.89%*       2.61%      2.57%           3.46%*
   Portfolio turnover rate ..................         21%**        25%        47%             23%**
Net assets at end of period (000 omitted) ...    $ 3,086       $4,777     $3,273          $  723

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2008, the Trust offered 17 series, four of which are included in these financial statements. The four series (each, a "Fund" and collectively, the "Funds") included are: Wilmington ETF Allocation Fund ("ETF Allocation Fund"), Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund"), Wilmington Moderate Asset Allocation Fund ("Moderate Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (collectively, the "Asset Allocation Funds"). The Asset Allocation Funds will primarily invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Affiliated Underlying Funds"). The Asset Allocation Funds will also invest in other mutual funds that are not series of the Trust (collectively, the "Non-Affiliated Underlying Funds"). The Affiliated and Non-Affiliated Underlying Funds include funds that invest in U.S. and foreign equity securities, debt securities and money market instruments. The Underlying Funds' financial statements are included in separate reports. The ETF Allocation Fund primarily invests in Exchange-Traded Funds ("ETFs"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. ETFs seek to track a specified securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities).

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities held by the ETF Allocation Fund which are listed on the securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

     The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                            LEVEL 1 -        LEVEL 2 -           LEVEL 3 -
                                              QUOTED        SIGNIFICANT         SIGNIFICANT
                  FUNDS                       PRICES     OBSERVABLE INPUTS   UNOBSERVABLE INPUTS      TOTAL
----------------------------------------   -----------   -----------------   -------------------   -----------
ASSETS:
INVESTMENTS IN SECURITIES (MARKET VALUE)
ETF Allocation Fund ....................   $17,244,508          $--                  $--           $17,244,508
Aggressive Asset Allocation Fund .......    45,840,397           --                   --            45,840,397
Moderate Asset Allocation Fund .........    27,873,694           --                   --            27,873,694
Conservative Asset Allocation Fund .....    10,891,209           --                   --            10,891,209

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

     In addition to the expenses reflected on the statement of operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. For the ETF Allocation Fund, RSMC receives a fee of 0.50% of the Fund's first $1 billion of average daily net assets, 0.45% of the Fund's next $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $2 billion. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a subadvisory fee from RSMC with respect to the ETF Allocation Fund. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

     RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                             EXPENSE      EXPIRATION
                                           LIMITATION*       DATE
                                           -----------   ------------
ETF Allocation Fund ...................       0.70%      July 1, 2013
Aggressive Asset Allocation Fund ......       0.50%      July 1, 2013
Moderate Asset Allocation Fund ........       0.50%      July 1, 2013
Conservative Asset Allocation Fund ....       0.50%      July 1, 2013

----------
* This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM, do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2008 are shown separately on the Statements of Operations.

     The ETF Allocation Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the six-month period ended December 31, 2008 were $19,336.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

                      ETF        AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
               ALLOCATION FUND    ALLOCATION FUND   ALLOCATION FUND     ALLOCATION FUND
               ---------------   ----------------   ---------------   ------------------
Purchases ..     $34,302,433        $31,883,101        $7,077,692         $2,432,635
Sales ......      37,919,129         22,574,187         8,994,156          2,719,188

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2008 and the year ended June 30, 2008 for the Institutional Shares and A Shares were as follows:

                                                 FOR THE SIX-MONTH
                                                   PERIOD ENDED            FOR THE YEAR ENDED
                                                 DECEMBER 31, 2008            JUNE 30, 2008
                                             ------------------------   ------------------------
                                             INSTITUTIONAL   A SHARES   INSTITUTIONAL   A SHARES
                                             -------------   --------   -------------   --------
ETF Allocation Fund
Sold .....................................       867,213        2,829       832,949       26,882
Issued on reinvestment of distributions ..       177,184       13,973       145,449        9,711
Redeemed .................................    (1,344,890)     (12,878)   (1,449,978)     (71,826)
                                              ----------     --------    ----------     --------
Net increase (decrease) ..................      (300,493)       3,924      (471,580)     (35,233)
                                              ==========      =======    ==========      =======
Aggressive Asset Allocation Fund
Sold .....................................     2,847,294       18,087     1,436,044      112,541
Issued on reinvestment of distributions ..       479,650       36,196       134,407       21,994
Redeemed .................................    (2,043,631)     (52,458)     (723,269)    (116,825)
                                              ----------     --------    ----------     --------
Net increase .............................     1,283,313        1,825       847,182       17,710
                                              ==========      =======    ==========      =======
Moderate Asset Allocation Fund
Sold .....................................       280,196      104,138       606,566      348,494
Issued on reinvestment of distributions ..       110,081       84,204        35,208       62,850
Redeemed .................................      (440,073)    (192,412)     (474,256)    (193,773)
                                              ----------     --------    ----------     --------
Net increase (decrease) ..................       (49,796)      (4,070)      167,518      217,571
                                              ==========     ========    ==========     ========
Conservative Asset Allocation Fund
Sold .....................................       173,219       18,741       148,460      175,463
Issued on reinvestment of distributions ..        18,378        7,732        25,286       13,572
Redeemed .................................       (81,336)    (131,871)     (140,506)     (38,902)
                                              ----------     --------    ----------     --------
Net increase (decrease) ..................       110,261     (105,398)       33,240      150,133
                                              ==========      =======    ==========      =======

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

     The tax character of distributions paid for the six-month period ended December 31, 2008 and the year ended June 30, 2008, respectively, were as follows:

                                    ETF         AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
                              ALLOCATION FUND    ALLOCATION FUND   ALLOCATION FUND     ALLOCATION FUND
                              ---------------   ----------------   ---------------   ------------------
SIX-MONTH PERIOD ENDED
   DECEMBER 31, 2008
Ordinary income ...........      $  366,120        $  195,695         $  196,603          $ 77,285
Long-term capital gain ....         901,650         3,763,648          1,466,396           167,570
                                 ----------        ----------         ----------          --------
Total distributions .......      $1,267,770        $3,959,343         $1,662,999          $244,855
                                 ==========        ==========         ==========          ========

                                    ETF         AGGRESSIVE ASSET    MODERATE ASSET   CONSERVATIVE ASSET
                              ALLOCATION FUND    ALLOCATION FUND   ALLOCATION FUND     ALLOCATION FUND
                              ---------------   ----------------   ---------------   ------------------
YEAR ENDED JUNE 30, 2008
Ordinary income ...........      $  544,743        $2,297,974         $1,303,775          $411,558
Long-term capital gain ....       1,830,748         1,240,568            447,335            39,927
                                 ----------        ----------         ----------          --------
Total distributions .......      $2,375,491        $3,538,542         $1,751,110          $451,485
                                 ==========        ==========         ==========          ========

     The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2008.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2008, there were no capital loss carryforwards.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 26, 2008, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington ETF Allocation Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (each a "Fund"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds,
(ix) compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) to the extent applicable, its proxy voting policies. RSMC and WTIM provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services, the profitability of the firms in general and as a result of the fees received from the Funds and any other ancillary benefit resulting from RSMC's or WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the Funds' investment performance, compliance program, operations and investment adviser profitability prepared by two of the Trustees. The Board considered and weighed the above information based upon its accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to each Fund are appropriate and consistent with the terms of the Agreements, that the quality of those services is consistent with industry norms and that each Fund is likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

The Board considered the investment performance of each Fund, RSMC and WTIM. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, RSMC and WTIM is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

The Board considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board recognized that RSMC's profitability is an important factor in providing service to the Funds. The Board was satisfied that RSMC's profits are sufficient to continue as a viable concern generally and as investment adviser of each Fund specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

TRUSTEES AND OFFICERS (UNAUDITED)

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES


       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                 WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                      OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                            HELD BY TRUSTEE
----------------------   ------------------------------   ----------------------------------------
TED T. CECALA(2)         Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                       Chief Executive Officer of Wilmington
                         Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
17 Funds                 the Board and until successor    Company since 1996; Member of the Board
                         is elected and qualified.        of Managers of Cramer Rosenthal McGlynn,
                         Trustee since August 2007.       LLC and Roxbury Capital Management, LLC
                                                          (registered investment advisers).

                                                          Wilmington Trust Corporation;
                                                          Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)   Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                       Vice President of Wilmington Trust
                         Shall serve until                Company from February 1996 to February
17 Funds                 death, resignation or removal.   2006; President of Rodney Square
                         Trustee since October 1998,      Management Corporation ("RSMC") from
                         President and Chairman of the    1996 to 2005; Vice President of RSMC
                         Board from October 1998 to       2005 to 2006.
                         January 2006.
                                                          FundVantage Trust (4 portfolios);
                                                          Optimum Fund Trust (6 portfolios)
                                                          (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (17 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

INDEPENDENT TRUSTEES

       NAME AND               POSITION(S) HELD
    DATE OF BIRTH,               WITH TRUST,                      PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN         TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
     FUND COMPLEX              LENGTH OF TIME                      OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)             SERVED                            HELD BY TRUSTEE
----------------------   ---------------------------   --------------------------------------------
ROBERT ARNOLD            Trustee                       Founder and co-manager, R. H. Arnold &
Date of Birth: 3/44                                    Co., Inc. (financial consulting) since 1989.
                         Shall serve until death,
17 Funds                 resignation or removal.       First Potomac Realty Trust (real estate
                         Trustee since May 1997.       investment trust).

DR. ERIC BRUCKER         Trustee                       Professor of Economics, Widener
Date of Birth: 12/41                                   University since July 2004; formerly,
                         Shall serve until death,      Dean, School of Business Administration
17 Funds                 resignation or removal.       of Widener University from 2001 to 2004;
                         Trustee since October 1999.   Dean, College of Business, Public Policy
                                                       and Health at the University of Maine
                                                       from September 1998 to June 2001.

                                                       None

NICHOLAS GIORDANO        Trustee and Chairman of       Consultant, financial services
Date of Birth: 3/43      the Board                     organizations from 1997 to present;
                                                       Interim President, LaSalle University
17 Funds                 Shall serve until death,      from 1998 to 1999; President and Chief
                         resignation or removal.       Executive Officer, Philadelphia Stock
                         Trustee since October 1998.   Exchange from 1981 to 1997.

                                                       Kalmar Pooled Investment Trust;
                                                       The RBB Fund, Inc. (19 portfolios)
                                                       (registered investment companies);
                                                       Independence Blue Cross; IntriCon
                                                       Corporation (industrial furnaces and
                                                       ovens).

LOUIS KLEIN, JR.         Trustee                       Self-employed financial consultant
Date of Birth: 5/35                                    since 1991.
                         Shall serve until death,
25 Funds                 resignation or removal.       CRM Mutual Fund Trust (8 portfolios)
                         Trustee since October 1999.   (registered investment companies); WHX
                                                       Corporation (industrial manufacturer).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                     OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                           HELD BY TRUSTEE
----------------------   ---------------------------   --------------------------------------------
THOMAS LEONARD           Trustee                       Retired since 2008; Former Partner with
Date of Birth: 2/49                                    PricewaterhouseCoopers (public
                         Shall serve until death,      accounting) from May 1970 to June 2008.
17 Funds                 resignation or removal.
                         Trustee since July 2008.      None

MARK A. SARGENT          Trustee                       Dean and Professor of Law, Villanova
Date of Birth: 4/51                                    University School of Law since July 1997.
                         Shall serve until death,
17 Funds                 resignation or removal.       The RBB Fund, Inc. (19 portfolios)
                         Trustee since November 2001.  (registered investment company); NYSE
                                                       Regulation, Inc.; Financial Industry
                                                       Regulatory Authority (FINRA).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                      PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
  NAME, ADDRESS AND                LENGTH OF TIME                       OTHER DIRECTORSHIPS
    DATE OF BIRTH                      SERVED                                   HELD
------------------------   ------------------------------   ------------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of PNC Global
                           is elected and qualified.        Investment Servicing (U.S.), Inc. (former-
                           Officer since September 2005.    ly PFPC Inc.) from January 2005 to July
                                                            2005; Vice President of Administration,
                                                            1838 Investment Advisors, LP from 1999
                                                            to 2005; Chief Compliance Officer, 1838
                                                            Investment Advisors, LP from 2004 to
                                                            2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

                                                            N/A

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

EXECUTIVE OFFICERS (CONTINUED)

                            POSITION(S) HELD
                               WITH TRUST,          PRINCIPAL OCCUPATION(S)
                             TERM OF OFFICE         DURING PAST FIVE YEARS,
   NAME, ADDRESS AND       AND LENGTH OF TIME         OTHER DIRECTORSHIPS
     DATE OF BIRTH               SERVED                       HELD
------------------------   ------------------   --------------------------------
ANNA M. BENCROWSKY         Vice President,      Chief Compliance Officer, WTIM
1100 North Market Street   Chief Compliance     since 2007; Vice President, WTIM
Wilmington, DE 19890       Officer & Anti-      since 2004; Vice President and
Date of Birth: 5/51        Money Laundering     Chief Compliance Officer, RSMC
                           Officer              since 2004; Vice President and
                                                Chief Compliance Officer, 1838
                           Shall serve at the   Investment Advisors, LP from
                           pleasure of the      1999 to 2004.
                           Board and until
                           successor is         N/A
                           elected and
                           qualified; Officer
                           since September
                           2004.


EDWARD W. DIFFIN, JR.      Vice President &     Director of Mutual Fund
1100 North Market Street   Secretary            Regulatory Administration of
Wilmington, DE 19890                            WTIM since November 2006;
Date of Birth: 1/52        Shall serve at the   Coleman Counsel Per Diem from
                           Board and until      November 2005 to November 2006;
                           successor is         Vice President and Senior
                           elected and          Counsel of Merrill Lynch & Co.,
                           qualified; Officer   Inc. from 1994 to 2005.
                           since February
                           2007.                N/A

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2008 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

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

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

Mark A. Sargent

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer &
Anti-Money Laundering Officer

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ETF & ASSET ALLOCATION FUNDS -INSTITUTIONAL AND A SHARES.

WILMINGTON FUNDS |                                               EAAF_Semi_12/08

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

 (b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

  (a)(1)  Not applicable.

  (a)(2)  Certifications  pursuant  to  Rule  30a-2(a)  under  the  1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3)  Not applicable.

     (b)  Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date     3/6/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date     3/6/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John C. McDonnell
                         -------------------------------------------------------
                           John C. McDonnell, Vice President &
                           Chief Financial Officer
                           (principal financial officer)

Date     3/6/09
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.